UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                                          File No.  333-103093

Pre-Effective Amendment No.	☐

Post- Effective Amendment No. 26	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                                   File No.  811-03330

Amendment No. 350	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – II
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)(Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President - and Secretary
One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2011

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2011 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Premium Deferred Variable Annuity Contract

The Best of America® America's Future Annuity ® II
Nationwide Life Insurance Company
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-II
The date of this prospectus is May 1, 201 1 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisor s, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 201 1 ), which contains additional information about the contracts and the Variable Account, including the Condensed Financial Information for the various Variable Account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum Variable Account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page 70.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the Contract Value.  The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, with respect to the Extra Value Options, be aware that the cost of electing the option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Huntington VA Funds
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck V IP Trust
•	Wells Fargo Variable Trust

For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underlying Mutual Funds." For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

Purchase payments not invested in the underlying mutual funds of the Variable Account may be allocated to the Fixed Account or a Guaranteed Term Option.

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Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.

Annuitant- The person (s) whose length of life determines how long annuity payments are paid.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin.

Annuity Unit- An accounting unit of measure used to calculate the value of variable annuity payments.

Contract Owner(s)- The person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value- The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Current Income Benefit Base- For purposes of the Lifetime Income Options, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities.  This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benefit amount for any given year.

Daily Net Assets- A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owner s' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

Fixed Account- An investment option that is funded by Nationwide's General Account.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.

General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option- Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Lifetime Withdrawal Percentage- An age-based percentage used to determine the annual amount available for withdrawal under a lifetime income option.  The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the benefit amount for any given year.

Multiple Maturity Separate Account- A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide- Nationwide Life Insurance Company.   All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Original Income Benefit Base- For purposes of the Lifetime Income Options, the initial benefit base calculated on the date the contract is issued, which is equal to the Contract Value.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts- Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Target Term Option- Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Valuation Date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares

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such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-II, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

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Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	7
Example	8
Synopsis of the Contracts	9
Purpose of Contract
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Credits on Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Condensed Financial Information	12
Financial Statements	13
Nationwide Life Insurance Company	13
Nationwide Investment Services Corporation	13
Investing in the Contract	13
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	16
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	18
Mortality and Expense Risk and Administrative Charges
Contract Maintenance Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	20
CDSC Options
Death Benefit Options
Extra Value Options
Capital Preservation Plus Option
Capital Preservation Plus Lifetime Income Option
Lifetime Income Options Generally
10% Lifetime Income Option
7% Lifetime Income Option
5% Lifetime Income Option
Spousal Continuation Benefit
Income Benefit Investment Options
Removal of Variable Account Charges	48
Ownership and Interests in the Contract	48
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Joint Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract
Operation of the Contract	50
Minimum Initial and Subsequent Purchase Payments
Purchase Payment Credits
Pricing
Allocation of Purchase Payments
Determining the Contract Value

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Table of Contents (continued)	Page
Transfer Requests
Transfer Restrictions
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Examine and Cancel	54
Surrender (Redemption) Prior to Annuitization	54
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	55
Surrenders Under Certain Plan Types	55
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	56
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	57
Contract Owner Services	57
Asset Rebalancing
Dollar Cost Averaging
Enhanced Fixed Account Dollar Cost Averaging
Dollar Cost Averaging for Living Benefits
Fixed Account Interest Out Dollar Cost Averaging
Systematic Withdrawals

Custom Portfolio Asset Rebalancing Service
Death Benefits	61
Death of Contract Owner
Death of Annuitant
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Spousal Protection Feature
Annuity Commencement Date	64
Annuitizing the Contract	64
Annuitization Date
Annuitization
Fixed Annuity Payments
Variable Annuity Payments
Frequency and Amount of Annuity Payments
Annuity Payment Options	65
Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000
Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000
Statements and Reports	66
Legal Proceedings	67
Table of Contents of Statement of Additional Information	70
Appendix A: Underlying Mutual Funds	71
Appendix B: Condensed Financial Information	83
Appendix C: Contract Types and Tax Information	127
Appendix D: State Variations	138

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Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)								7%1
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee								$252
Maximum Premium Tax Charge (as a percentage of purchase payments)								5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)								1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$304
Annual Loan Interest Charge	2.25%5
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge Administrative Charge CDSC Options (eligible applicants may purchase one)	0.95% 0.20%
Four Year CDSC Option ("L Schedule Option") (no longer available) Total Variable Account Charges (including this option only)	0.30%6 1.45%
No CDSC Option ("C Schedule Option") (no longer available) Total Variable Account Charges (including this option only)	0.35%7 1.50%
Death Benefit Options (eligible applicants may purchase one)
One-Year Enhanced Death Benefit II Option Total Variable Account Charges (including this option only)	0.20% 1.35%
One-Year Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.10% 1.25%
Extra Value Options (eligible applicants may purchase one)
3% Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.30% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options.
0.30%8 1.45%
4% Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.40% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options.
0.40%9 1.55%
Capital Preservation Plus Lifetime Income Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.
1.00%10 2.15%
(continued on next page)

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Recurring Contract Expenses (continued)
Capital Preservation Plus Option (no longer available for purchase)
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.
0.50% 1.65%
Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:11
Lifetime Income Options (an applicant may purchase one):
5% Lifetime Income Option (only available in NY)
7% Lifetime Income Option (not available in NY)
10% Lifetime Income Option
Spousal Continuation Benefits (an applicant may purchase one only if the corresponding Lifetime Income Option is elected):
5% Spousal Continuation Benefit (only available in NY)
7% Spousal Continuation Benefit (not available in NY)
10% Spousal Continuation Benefit (not available in NY)
1.00%12 1.00%13 1.20%14 0.15% 0.15% 0.30%15

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option	0.30%
One-Year Enhanced Death Benefit II Option	0.20%
4% Extra Value Option	0.40%
10% Lifetime Income Option	1.20%16
10% Spousal Continuation Benefit	0.30%16
Maximum Possible Total Variable Account Charges	3.55%17

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 20 10 , charged by the underlying mutual funds that you may pay periodically during the life of the contract.  The table does not reflect short-term trading fees.  More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.43%	2.27%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

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Example

This Example is intended to help Contract Owner s compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or short-term trading fees, which if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC Schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (3.55%)18.

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 2.27% )	$1,2 73	$2, 350	$3, 393	$ 6,029	*	$1, 900	$ 3,123	$ 6,029	$6 43	$1, 900	$ 3,123	$ 6,029
Minimum Total Underlying Mutual Fund Operating Expenses (0.4 3%)	$1,0 79	$1,8 05	$2,5 40	$4, 598	*	$1,3 55	$2,2 70	$4, 598	$4 49	$1,3 55	$2,2 70	$4, 598

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

1 The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide assess es a loan processing fee at the time each new loan is processed.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.

4 The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary.  This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.

5 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

6 Range of L Schedule Option CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%

7 Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

8 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

9 Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.

10 For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

11 For information about how the Current Income Benefit Base is calculated see “Determination of the Income Benefit Base Prior to the First Surrender” later in this prospectus.

12 Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the Current Income Benefit Base.

13 Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.95% of the Current Income Benefit Base.

14 Currently, the charge associated with the 10% Lifetime Income Option is equal to 1.00% of the Current Income Benefit Base.

15 Currently, the charge associated with the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

16 This charge is a percentage of the Current Income Benefit Base.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

17 The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

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18 The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base equal to the Daily Net Assets.

Synopsis of the Contracts

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:
•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs");
•	Investment-Only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see "Appendix C: Contract Types and Tax Information" later in this prospectus.  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owner s may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing.  See the "Surrender (Redemption) Prior to Annuitization" section later in this prospectus.  After the Annuitization Date, surrenders are not permitted.  See the "Surrender (Redemption) After Annuitization" section later in this prospectus.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same Annuitant; or

•	in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner .

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the Contract Value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment) at any time.  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the Contract Owner .  These actions include implementing new procedures and restrictions as well as not accepting future purchase payments.  Nationwide will provide the Contract Owner written notice of any actions taken to reduce risk or eliminate risk.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment*	Minimum Subsequent Payments**
Charitable Remainder Trust	$5,000	$150
IRA	$3,000	$150
Investment-Only	$3,000	$150
Non-Qualified	$5,000	$150
Roth IRA	$3,000	$150
SEP IRA	$3,000	$150
Simple IRA	$3,000	$150
Tax Sheltered Annuity***	$3,000	$150

*A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year.

**For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.

***  Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Credits may not be used to meet the minimum initial and subsequent purchase payment requirements.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states (see "Appendix D: State Variations").

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.  Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner (s), the Annuitant or co- A nnuitant. If upon notification of death of the Contract

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Owner (s), the Annuitant or co- A nnuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

Optional Riders.  If the Contract Owner elect s the 10% Lifetime Income Option, 7% Lifetime Income Option, or the 5% Lifetime Income Option, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Credits on Purchase Payments

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.  PPCs are available to all contracts except for those where the C Schedule Option has been elected.

Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

For further information on PPCs, please see "Purchase Payment Credits" later in this prospectus.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Mortality and Expense Risk and Administrative Charges

Nationwide deducts a M ortality and E xpense R isk C harge and an A dministrative C harge from the Variable Account.  The M ortality and Expense R isk C harge is computed on a daily basis and is equal to an annualized rate of 0.95% of the Daily Net Assets of the Variable Account.  The A dministrative C harge is computed on a daily basis and is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

Contract Maintenance Charge

A $30 Contract Maintenance Charge is assessed on each contract anniversary and upon full surrender of the contract.  If, on any contract anniversary (and on the date of a full surrender), the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

CDSC Options

Prior to May 1, 2009, two CDSC options were available at the time of application .   If the Contract Owner elect ed the L Schedule Option, Nationwide will assess a charge equal to an annualized rate of 0.30% of the Daily Net Assets of the Variable Account in exchange for a reduced CDSC schedule.  If the Contract Owner elect ed the C Schedule Option, Nationwide will assess a charge equal to an annualized rate of 0.35% of the Daily Net Assets of the Variable Account in exchange for elimination of CDSC under the contract.

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Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit II Option**	0.20%
One-Year Enhanced Death Benefit Option***	0.10%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.

**The One-Year Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with Annuitants age 80 or younger at the time of application.

***The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Extra Value Options

Eligible applicants may elect one of two Extra Value Options at the time of application, as follows:

Extra Value Options	Charge*
3% Extra Value Option	0.30%
4% Extra Value Option	0.40%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.

In addition to the charge assessed to the Variable Account, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee that corresponds to the Variable Account charge associated with the Extra Value Option elected.  For both of the Extra Value Options, Nationwide will discontinue deducting the charges at the end of the 7th Contract Year.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects an Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

Capital Preservation Plus Option

The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option).

If the Contract Owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return for assets in the Guaranteed Term Option/Target Term Option will be lowered due to the assessment of this charge.

Capital Preservation Plus Lifetime Income Option

Effective January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owner s that previously elected the Capital Preservation Plus Option .   The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner ) must have be en age 35 or older at the time of application.  The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: a Lifetime Income Option or the C Schedule Option.

If the Contract Owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets of the Variable Account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

10% Lifetime Income Option

T he 10% Lifetime Income Option is available under the contract at the time of application.  The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner ) must be between age 45 and 85 at the time of application.  The 10% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option,  the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.

If the Contract Owner elects the 10% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 10% Lifetime Income Option is 1.00% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

7% Lifetime Income Option

The 7% Lifetime Income Option is available under the contract at the time of application.  (For contracts issued before May 1, 2007, the 7% Lifetime Income Option is also available for election at any time after application.)  However, upon state approval of the 10% Lifetime Income Option, the 7% Lifetime Income Option will no longer be available for election.  The 7% Lifetime Income Option is not available in the State of New York.

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The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner ) must be between age 45 and 85 at the time of application.  The 7% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.

If the Contract Owner elects the 7% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

5% Lifetime Income Option

The 5% Lifetime Income Option is available under the contract at the time of application.  Effective September 15, 2008, the 5% Lifetime Income Option is only available for contracts issued in the State of New York.  The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner ) must be between age 45 and 85 at the time of application.  The 5% Lifetime Income Option may not be if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.

If the Contract Owner elects the 5% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 5% Lifetime Income Option is 0.85% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

10% Spousal Continuation Benefit

The 10% Spousal Continuation Benefit is only available for election if and when the 10% Lifetime Income Option is elected.  The 10% Spousal Continuation Benefit is not available in the State of New York.  The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.  If the Contract Owner elects the 10% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base.  Currently, the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base. The charge is deducted at the same time and in the same manner as the 10% Lifetime Income Option charge.

5% or 7% Spousal Continuation Benefit

The 5% or 7% Spousal Continuation Benefit is only available for election if and when the 5% or 7% Lifetime Income Option is elected.  The Contract Owner 's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner ) must be between age 45 and 85 at the time of application.  If the Contract Owner elects the 5% or 7% Spousal Continuation Benefit, Nationwide will deduct an additional charge of 0.15% of the Current Income Benefit Base.  The charge is deducted at the same time and in the same manner as the 5% or 7% Lifetime Income Option charge.

Charges for Optional Benefits

The charges associated with optional benefits are generally only assessed prior to annuitization.  However, the charges associated with the L Schedule Option and the C Schedule Option will be assessed both before and after annuitization.  Additionally, the charges associated with the Extra Value Options are assessed for the first 7 Contract Years.  Therefore, if a Contract Owner that elected an Extra Value Option annuitizes before the end of the 7 th Contract Year, the charge for that option will continue to be assessed after annuitization until the end of the 7 th Contract Year.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.   Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, Contract Owner s have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the C ontract O wner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option Credits, withdrawals from the Contract, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option Credits, withdrawals from the Contract, and applicable federal and state income tax withholding.

See "Right to Examine and Cancel , " "Purchase Payment Credits , " and "Extra Value Options" later in this prospectus for more information.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").

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Please refer to " Appendix B : Condensed Financial Information" for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained, free of charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-II is a Variable Account that invests in the underlying mutual funds listed in " Appendix A : Underlying Mutual Funds . "   Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owner s under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owner s receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owner s can obtain prospectuses for underlying funds at any other time by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.   Contract Owner s should read these prospectuses carefully before investing.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisor s of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.   Contract Owner s should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.   Contract Owner s will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owner s who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owner s with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of Contract Owner s

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vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owner s and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owner s and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC.  All affected Contract Owner s will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-II under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account , or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owner s will be notified in the event Nationwide deregisters the Variable Account.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a GTO are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for GTO obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any GTO, subject to Nationwide's claims-paying ability.  A GTO prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the GTO(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates.  No market value adjustment will be applied if GTO allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from GTOs.  Please refer to the prospectus for the GTOs for further information.   Contract Owner s can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, GTOs are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For Contract Owner s that elect the following optional benefits, allocations made to the GTOs will be assessed a fee as indicated:

Optional Benefit	GTO Charge
3% Extra Value Option	0.30%*
4% Extra Value Option	0.40%*
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	up to 1.00%**

*The GTO charge associated with these options will not be assessed after the end of the 7th Contract Year.

**For contracts issued on or after September 15, 2008 or the date of state approval (whichever comes last), the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 or the date of state approval (whichever comes last), the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.

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The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the Guaranteed Term Options.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options ("TTOs") instead of GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.  Target Term Options are not available separate from these options.

For all material purposes, GTOs and TTOs are the same.  Target Term Options are managed and administered identically to GTOs.  The distinction is that the interest rate associated with TTOs is not guaranteed as it is in GTOs.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean TTOs (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The Fixed Account is an investment option that is funded by assets of Nationwide's General Account.  The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the Contract Owner .  Nationwide reserves the right to limit or refuse purchase payments or transfers allocated to the Fixed Account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

(1)
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

(2)
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

(3)
Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period.  The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the Contract Owner 's Fixed Account matures.  At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other underlying mutual fund options.

(4)
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the12 month anniversary of the Fixed Account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.  Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.  The Contract Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.  Additionally, Nationwide guarantees that interest credited to Fixed Account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the Fixed Account, the allocation will be credited interest at the then current Renewal

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Rate and a new Fixed Account interest rate guarantee period will begin.

The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.  During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.

For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The Fixed Account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.

Fixed Account Charges Assessed for Certain Optional Benefits

All interest rates credited to the Fixed Account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same rate of interest as a contract with no optional benefits.  However, for Contract Owner s that elect certain optional benefits available under the contract, a charge is assessed to assets allocated to the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below:

Optional Benefit	Fixed Account Charge
3% Extra Value Option	0.30%*
4% Extra Value Option	0.40%*

*The Fixed Account charge associated with these options will not be assessed after the end of the 7th Contract Year.

The Fixed Account charges are assessed by decreasing the interest rate of return credited to assets allocated to the Fixed Account.

Although there is a fee assessed to the assets in the Fixed Account when either of the above optional benefits are elected, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see "Appendix D: State Variations" later in this prospectus.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts.   These guarantees are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owner s and prospective Contract Owner s understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The Variable Account (and not the Contract Owner s) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not

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incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owner s with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or sub advisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or sub advisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

a)	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

b)	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

c)
Payments by an underlying mutual fund's advisor or sub advisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 20 10 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0. 61% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisor s or sub advisor s to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's advisor or sub advisor is one of our affiliates or whether the underlying mutual fund, its advisor , its sub advisor (s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No

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modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk and Administrative Charges

Nationwide deducts a M ortality and E xpense R isk C harge and an A dministrative C harge from the Variable Account.  The M ortality and E xpense R isk C harge is computed on a daily basis and is equal to an annualized rate of 0.95% of the Daily Net Assets of the Variable Account.  The A dministrative C harge is computed on a daily basis and is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

The M ortality and E xpense R isk C harge is intended to compensate Nationwide for providing the insurance benefits under the contract, including the contract's basic death benefit that provides guaranteed benefits to your beneficiaries even if the market declines , and also the risk that persons we guarantee annuity payments to will live longer than our assumptions . The charge covers the risk that our assumptions about the mortality risks and expenses under this contract are incorrect and that we have agreed not to increase these charges over time despite our actual costs. The A dministrative C harge covers administrative costs associated with providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses.   If there are any profits from the M ortality and E xpense R isk C harge or the A dministrative C harge, we may use such profits to finance the distribution of contracts.

Contract Maintenance Charge

Nationwide deducts a Contract Maintenance Charge of $30 on each contract anniversary that occurs before annuitization and upon full surrender of the contract.  This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If, on any contract anniversary (or on the date of a full surrender), the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

The deduction of the Contract Maintenance Charge will be taken proportionately from each Sub-Account, the Fixed Account , and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.

Nationwide will not increase the Contract Maintenance Charge.  Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Contingent Deferred Sales Charge

No sales charge deduction is made from purchase payments upon deposit into the contracts.  However, if any part of the contract is surrendered, Nationwide may deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.   Contract Owner s taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature (see "Spousal Protection Feature" on page 63.

Waiver of Contingent Deferred Sales Charge

Each Contract Year, the C ontract O wner may withdraw without a CDSC the greate st of:

1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code , or .

3)	for those contracts with a Lifetime Income Option, withdrawals up to the annual benefit amount.

This CDSC-free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of calculating the maximum amount that can be withdrawn annually without a CDSC in subsection (1) above and for determining the waiver of CDSC for partial surrenders discussed later in this section,

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considered a surrender of purchase payments.  In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)
upon payment of a death benefit.  However, additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the CDSC provisions of the contract (see "Spousal Protection Feature" on page 63;

(3)	from any values which have been held under a contract for at least 7 years (4 years if the L Schedule Option is elected); or

(4)	if the Contract Owner elected the C Schedule Option.

No CDSC applies to transfers among Sub-Accounts or between or among the Guaranteed Term Options, the Fixed Account, or the Variable Account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and

(b)	the total purchase payments made to the contract (less an adjustment for amounts surrendered).

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial surrenders.  If the Contract Owner elects to surrender the contract in full, where permitted by state law, Nationwide will assess a CDSC on the entire amount surrendered.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a one-year period that deplete the entire Contract Value; or

•	any single surrender of 90% or more of the Contract Value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision.  If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owner s with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owner s not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.   Contract Owner s are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see " Appendix A : Underlying Mutual Funds" later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from

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that Contract Owner 's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	surrenders of Annuity Units to make annuity payments;

•	surrenders of Accumulation Units to pay the annual Contract Maintenance Charge;

•	surrenders of Accumulation Units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owner s.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

The charges associated with optional benefits are generally only assessed prior to annuitization.  However, the charges associated with the L Schedule Option and the C Schedule Option will be assessed both before and after annuitization.  Additionally, the charges associated with the Extra Value Options are assessed for the first 7 Contract Years.  Therefore, if a Contract Owner that elected an Extra Value Option annuitizes before the end of the 7th Contract Year, the charge for that option will continue to be assessed after annuitization until the end of the 7th Contract Year.

CDSC Options

L Schedule Option

This option is no longer available effective May 1, 2009 or the date of state approval, whichever is later.   For contracts issued on or after May 1, 2007 and before May 1, 2009 or the date of state approval, whichever is later, a Contract Owner could have elected the L Schedule Option for an additional charge at an annualized rate of 0.30% of the Daily Net Assets of the Variable Account.   For contracts issued prior to May 1, 2007, a Contract Owner could have elected the L Schedule Option for an additional charge at an annualized rate of 0.25% of the Daily Net Assets of the Variable Account.  Election of the L Schedule Option replaces the B Schedule CDSC schedule with a 4 year CDSC schedule.

The L Schedule Option CDSC schedule applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	0%

Under this option, CDSC will not exceed 7% of purchase payments surrendered.  The charge associated with the L Schedule Option will be assessed for the life of the contract.  Nationwide may realize a profit from the charge assessed for this option.

C Schedule Option

This option is no longer available effective May 1, 2009 or the date of state approval, whichever is later.   For contracts issued on or after May 1, 2007 and before May 1, 2009 or the date of state approval, whichever is later, a Contract Owner may have elected the C Schedule Option for an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account.   For contracts issued prior to May 1, 2007, a Contract Owner may have elect ed the C Schedule Option for an additional charge at an annualized rate of 0.30% of the Daily Net Assets of the Variable Account .  Election of the C Schedule Option permits the Contract Owner to take withdrawals without a CDSC.

Additionally, election of the C Schedule Option:

•	eliminates the Fixed Account as an investment option under the contract; and

•	eliminates Enhanced Fixed Account Dollar Cost Averaging as a Contract Owner service.

The charge associated with the C Schedule Option will be assessed for the life of the contract.  Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options

For an additional charge, the applicant may elect one of two death benefit options, depending on when the contract is

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issued.  The charge associated with each option will be assessed until annuitization and will be assessed on Variable Account allocations only.

One-Year Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with Annuitants age 80 or younger at the time of application can elect the One-Year Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)
(a)if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 61.

The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

One-Year Enhanced Death Benefit

For contracts issued prior to state approval of the One-Year Enhanced Death Benefit II Option, the applicant can elect the One-Year Enhanced Death Benefit Option.  Once state approval is received for the One-Year Enhanced Death Benefit II Option, this option is no longer available.  The One-Year Enhanced Death Benefit is the same as the One-Year Enhanced Death Benefit II Option, except that this option has a lower price (0.10% of the Daily Net Assets of the Variable Account) and there is no restriction as to the Annuitant's age.  Nationwide may realize a profit from the charge assessed for this option.

Extra Value Options

For an additional charge, an applicant can elect one of two Extra Value Options.

Applicants should be aware of the following prior to electing an extra value option:

(1)
Nationwide believes that the Extra Value Options, even after the direct and indirect costs associated with the options, will benefit the majority of Contract Owner s.  However, if an Extra Value Option is elected, the individual registered representative and his/her firm will receive less commission.  If you have questions about whether an Extra Value Option is appropriate for you, please consult your individual registered representative specifically about the option.

(2)	Nationwide may make a profit from the Extra Value Option charge.

(3)
Because the Extra Value Option charge will be assessed against the entire Contract Value for the first 7 Contract Years, Contract Owner s who anticipate making additional purchase payments after the first Contract Year (which will not receive the E xtra V alue Option credit(s) but will be assessed the E xtra V alue Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.

(4)
Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(5)
If the market declines during the period that the E xtra V alue Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of C ontract Value available for surrender.

(6)	The cost of the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the E xtra V alue O ption credits.

(7)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front E xtra V alue O ption credits.

3% Extra Value Option

For an additional charge at an annualized rate of 0.30% of the Daily Net Assets of the Variable Account, an applicant can elect the 3% Extra Value Option.  In addition, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.30%.  After the end of the 7th Contract Year, Nationwide will discontinue assessing the charges associated with the 3% Extra Value Option and the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract.  This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.  For purposes of all benefits and taxes under these contracts, credits applied under this payment are considered earnings, not purchase payments.

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4% Extra Value Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, an applicant can elect the 4% Extra Value Option.  In addition, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.40%.  After the end of the 7th Contract Year, Nationwide will discontinue assessing the charges associated with the 4% Extra Value Option and the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract.  This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.  For purposes of all benefits and taxes under these contracts, credits applied under this option are considered earnings, not purchase payments.

Recapture of Extra Value Option Credits

Nationwide will recapture amounts credited to the contract in connection with the Extra Value Options if:

(a)	the Contract Owner cancels the contract pursuant to the contractual free-look provisions;

(b)	the Contract Owner takes a full surrender before the end of the 7th Contract Year; or

(c)	the Contract Owner takes a partial surrender that is or would be subject to a CDSC under the B Schedule CDSC schedule before the end of the 7th Contract Year.

Some state jurisdictions require a reduced recapture schedule.  Please refer to your contract for state specific information.

Contract Owner s should carefully consider the consequences of taking a surrender that subjects part or all of the credit to recapture.  If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value for surrender.  In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.

Nationwide will not recapture credits under the Extra Value Options under the following circumstances:

(1)	If the withdrawal is not, or would not be, subject to a CDSC under the B Schedule CDSC schedule;

(2)	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or

(3)	If the surrender occurs after the 7th Contract Year.

Recapture Resulting from Exercising Free-Look Privilege

If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.

Recapture Resulting from a Full Surrender

If the Contract Owner takes a full surrender of the contract before the end of the 7th Contract Year, Nationwide will recapture the entire amount credited to the contract under the option.

Recapture Resulting from a Partial Surrender

If the Contract Owner takes a partial surrender before the end of the 7th Contract Year that is subject to CDSC (or would be subject to CDSC but for the election of a CDSC-reducing option), Nationwide will recapture a proportional part of the amount credited to the contract under this option.

For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000.  In Contract Year 2, Mr. X takes a $20,000 surrender.  Under the contract Mr. X is entitled to take 10% of purchase payments free of CDSC.  Thus, he can take ($100,000 x 10%) = $10,000 without incurring a CDSC.  That leaves $10,000 of the surrender subject to a CDSC.  For the recapture calculation, Nationwide will multiply that $10,000 by 3% to get the portion of the original credit that Nationwide will recapture.  Thus, the amount of the original credit recaptured as a result of the $20,000 partial surrender is $300.  The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the surrender date.

Capital Preservation Plus Option

The Capital Preservation Plus ("CPP") Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").   Effective May 1, 2011, the only CPP program period available is the 10-year CPP program period; CPP program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current CPP program period.   Contract Value at the end of the CPP program period will be no less than Contract Value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or C ontract M aintenance C harges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of Contract Value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the Fixed Account and certain underlying mutual funds that are available under the program.  This investment component is allocated according to Contract Owner instructions.

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If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

When the CPP Option is elected, Nationwide will specify the percentage of the Contract Value that must be allocated to each of the two general components described above.  Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The CPP Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  This charge will be assessed against the GTOs through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the CPP Option will remain the same for the duration of the program period.  When the CPP program period ends or an elected CPP Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of the Capital Preservation Plus Option

Without electing the option, Contract Owner s may be able to approximate (without replicating) the benefits of the CPP Option.  To do this, Contract Owner s would have to determine how much of their Contract Value would need to be allocated to a GTO so that the amount at maturity (principal plus interest attributable to the GTO allocation) would approximate the original total investment.  The balance of the Contract Value would be available to be allocated among underlying mutual funds or the Fixed Account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the CPP Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the GTOs among underlying mutual funds and/or the Fixed Account.  This provides Contract Owner s with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option).

Additionally, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time.  If the Contract Owner elects to participate in a new CPP Option, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Option

From time to time, Nationwide may offer an enhanced version of the CPP Option.  The Enhanced CPP Option costs the same as the standard CPP Option and operates similarly.  The distinction between the two options is that the enhanced version provides Contract Owner s with a larger Non-Guaranteed Term Option component than would be available under the standard CPP Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component.  For the list of investment options available under this benefit please see "Income Benefit Investment Options" later in this prospectus.  It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.

Conditions Associated with the Capital Preservation Plus Option

A Contract Owner with an outstanding loan may not elect the CPP Option.

During the CPP program period, the following conditions apply:

•	If surrenders or C ontract M aintenance C harges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

•	Only one CPP Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the GTOs may be added to the contract.

•
If, while the CPP Option is elected, the Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of a CPP program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a GTO in anticipation of annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a GTO and the surrender will be subject to the CDSC provisions of the contract.

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After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the CPP Option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Fixed Account and/or the available underlying mutual funds.  The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the CPP program period elected by the Contract Owner .

Nationwide makes only certain underlying mutual funds available when a Contract Owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

During the CPP program period, the CPP program return of principal guarantee is conditioned upon the allocation of Contract Value for the duration of the CPP program period among:

1.	the Fixed Account; and/or

2.	any of the investment options listed under the section "Income Benefit Investment Options" found later in this prospectus .

Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owner s.  If an investment option is deleted from the list of available investment options , such deletion will not affect CPP Option program already in effect.

Surrenders During the CPP Program Period

If, during the CPP program period, the Contract Owner takes a partial surrender from the contract, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the GTO.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from GTOs and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the CPP Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the CPP program period.

Transfers between the Fixed Account and the Variable Account, and among Sub-Accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the CPP program period, transfers to underlying mutual funds that are not included in the CPP Option program are not permitted.

If the Custom Portfolio Asset Rebalancing Service service is available as a Non-Guaranteed Term Option, the Contract Owner may move the variable portion of the Non-Guaranteed Term Option component back and forth between the Custom Portfolio Asset Rebalancing Service and the CPP investment options at any time during the CPP program period.  Whenever the Contract Owner elects to move the variable portion of the Non-Guaranteed Term Option component from the Custom Portfolio Asset Rebalancing Service to the CPP investment options, all Sub-Account values allocated to underlying mutual funds that are not part of the CPP investment options must be reallocated to one or more CPP investment options.  While the Contract Owner elects to participate in the Custom Portfolio Asset Rebalancing Service, the terms and conditions associated with that service apply.

For those contracts that have elected the Enhanced CPP Option, transfers may be further limited during the CPP program period.

Terminating the Capital Preservation Plus Option

Once elected, the CPP Option cannot be revoked, except as provided below.

If the Contract Owner elected a CPP program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the Contract Owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the Contract Owner elected a CPP program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the Contract Owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the Contract Owner terminates the CPP Option as described above, the charges associated with the CPP Option will no longer be assessed, all guarantees associated with the CPP Option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the CPP Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the CPP program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.  Amounts credited under the CPP Option are considered, for purposes of other benefits under this contract, earnings, not purchase payments.  If the Contract Owner does not elect to begin a new CPP Option program, the amount previously allocated to the GTO and any amounts credited under the guarantee will be allocated to the money market Sub-Account.

Election of the Capital Preservation Plus Lifetime Income Option

Beginning March 1, 2005 (or a later date if state law requires), at the end of any CPP program period or after terminating a CPP Option, the Contract Owner may elect to replace the CPP Option with the Capital Preservation Plus Lifetime Income

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Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time.  Any such election must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.

The CPPLI Option is a two-phase benefit comprised of a Preservation Phase and an optional Withdrawal Phase.  The CPPLI Option provides three distinct forms of benefit:

During the Preservation phase:

(1)	a return of principal guarantee based on election of a Capital Preservation Plus Program (a "CPP Program") for a specific time period of 5, 7, or 10 years (the "CPP Program Period");

(2)
an immediate withdrawal benefit option that enables the Contract Owner begin taking guaranteed withdrawals prior to the end of the designated CPP Program Period (and terminating the principal guarantee); and

During the Optional Withdrawal Phase:

(3)	a lifetime withdrawal benefit that enables the Contract Owner to take guaranteed lifetime withdrawals at the end of a CPP Program Period.

When the CPPLI Option is elected, Nationwide imposes limits on available investment options, transfers, surrenders and other contract features and benefits as detailed below.  Election of the CPPLI Option does not restrict the Contract Owner's right to annuitize the contract.

Taxation of Surrenders under the CPPLI Option

Although the tax treatment is not clear, when the Contract Owner takes a surrender from the contract before the Annuitization Date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the surrender.  A subsequent surrender under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax advisor.

Availability

The Capital Preservation Plus Lifetime Income Option is only available at the time of application for contracts issued based on good order applications signed and dated on or prior to January 12, 2009.  After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected either the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option.  The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time of election.  For most contracts, the determining life is that of the Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant.  The CPP Lifetime Income Option is not available if any of the following optional benefits are elected: No CDSC Option or a Lifetime Income Option.  Additionally, the CPP Lifetime Income Option may not be revoked or terminated except as described herein.  The Capital Preservation Plus Lifetime Income Option is not available on beneficially owned contracts.

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets of the Variable Account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.   For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later) : the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.   For contracts issued before September 15, 2008 or the date of state approval (whichever is later) : the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

Nationwide may realize a profit from the charge assessed for this option.  All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).

Preservation Phase

The Preservation Phase of the CPPLI Option is the period of time during which any CPP Program is in effect.  During the Preservation Phase, the CPPLI Option provides a "return of principal" guarantee at the end of each CPP Program Period: Contract Value at the end of the CPP Program Period will be no less than Contract Value at the beginning of the CPP Program Period, regardless of market performance.  Note, however, that surrenders and Contract Maintenance Charges that are deducted from the contract during the CPP Program Period will proportionally reduce the value of the guarantee for that CPP Program.

Investments During the CPP Program Period.   The CPP Program return of principal guarantee is conditioned upon the allocation of Contract Value between two investment components for the duration of the CPP Program Period:

(1)	A GTO corresponding to the length of the elected CPP Program Period of (effective May 1, 2011, the only CPP

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(2)
Program Period available is the 10-year CPP Program Period; CPP Program Periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current CPP Program Period); and

(3)	Non-GTO allocations, which consist of:

(a)	the Fixed Account; and/or

(b)(i) if the Custom Portfolio Asset Rebalancing Service is available, one of the models available through that service see ("Contract Owner Services"); or

(b)(ii) any combination of the underlying mutual funds listed under the section "Income Benefit Investment Options" found later in this prospectus.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to Contract Owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect any CPP Program already in effect.

At the beginning of each CPP Program Period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of the two general components described above (a GTO allocation and a non-GTO allocation).  Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer CPP Program Periods will typically permit greater allocations to the non-GTO allocation.  Other general economic factors and market conditions may affect these determinations as well.

Enhanced Capital Preservation Plus Program . From time to time, Nationwide may offer an enhanced version of the CPP program.  An enhanced CPP program will not result in any increase in cost to the Contract Owner.  Enhanced CPP programs operate similarly to the standard CPP program, but provide for a larger non-GTO component than would be available under the standard CPP program.  In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component.  It is possible, under certain enhanced CPP programs, for a Contract Owner to have 100% of their investment allocated to the non-GTO component during the preservation phase.  Any enhanced CPP program that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.  For the list of underlying mutual funds available under the enhanced CPP program, please see "Income Benefit Investment Options" later in this prospectus.  While enhanced CPP programs are offered, Contract Owners will still have the option to elect the standard CPP program under the CPP Lifetime Income Option.  The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see "Contract Owner Services" later in this prospectus).

Conditions Imposed During the CPP Program Period.   During each CPP Program Period, the following conditions apply:

•	If surrenders or Contract Maintenance Charges are deducted from the contract, the value of the guarantee for that CPP Program will be reduced proportionally.

•	Only one CPP Program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Fixed Account Dollar Cost Averaging is not available as a contract owner service.

•	No optional benefit that assesses a charge to the GTOs may be added to the contract.

•
If, while a CPP Program is in effect, the Annuitant dies and the Annuitant's spouse elects to continue the contract, the guarantees of the CPP Program will remain in effect and will continue until the end of the original CPP Program Period.

•	For purposes of the CPPLI Option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.

After the end of a CPP Program Period (and no other CPP Program is elected) or after termination of the CPPLI option, the conditions described in this section will no longer apply.

Annuitization During the CPP Program Period.   If the contract is annuitized prior to the end of the CPP Program Period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a GTO due to annuitization.

Surrenders During the CPP Program Period.   If, during a CPP Program Period, the Contract Owner takes a partial surrender from the contract, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the GTO.  In conjunction with the surrender, the guarantee for that CPP Program will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from GTO and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the CPP Program Period.   Transfers to and from the GTO are not permitted during the CPP Program Period.  Transfers between the Fixed Account and the Variable Account, and among Sub-Accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.

Transfers to underlying mutual funds that are not included in the CPPLI Option program are not permitted.

For those contracts that have elected an enhanced CPP Program, transfers may be further limited during the CPP Program Period.

Fulfilling the Return of Principal Guarantee.   At the end of a CPP Program Period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.  Amounts credited under the CPPLI Option are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.  If the Contract Owner does not elect to begin a new CPP Program, the

26

amount previously allocated to the GTO and any amounts credited under the guarantee will be allocated to the money market Sub-Account.

Options at the End of a CPP Program Period.   Nationwide will communicate the ensuing CPP program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available.  The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue.  The Contract Owner must elect to: remain in the Preservation Phase of the option by electing a new CPP Program; move into the Withdrawal Phase of the option; or terminate the CPPLI Option.  The Contract Owner's election is irrevocable.  Each of the options is discussed more thoroughly below.

(1)
Remaining in the Preservation Phase of the CPPLI Option.   After Nationwide applies any credit that may be due on the maturing CPP Program, the Contract Owner may elect to remain in the Preservation Phase of the CPPLI Option by beginning a new CPP Program.  If the Contract Owner elects this option, the new CPP Program will be subject to the rates and conditions that are in effect at that time, and the guaranteed amount corresponding to the new CPP Program will be the Contract Value as of the beginning of that CPP Program Period.  The charge, from that point forward, will be the then current charge for the CPPLI Option.

(2)
Moving into the Withdrawal Phase of the CPPLI Option.   After Nationwide applies any credit that may be due on the maturing CPP Program, the Contract Owner may elect to begin the Withdrawal Phase of the CPPLI Option (see "Withdrawal Phase" below).  During the Withdrawal Phase, Nationwide will continue to assess the same charge that was assessed during the previous CPP Program.

(3)
Terminating the CPPLI Option.   After Nationwide applies any credit that may be due on the maturing CPP Program, the Contract Owner may elect to terminate the CPPLI Option.  Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed.  The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.

If Nationwide does not receive the Contract Owner's instructions as to how the option/contract should continue prior to the end of the CPP Program Period, upon such CPP Program Period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.

Immediate Withdrawal Benefit Option

During any CPP Program, the Contract Owner can invoke the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the immediate withdrawal base annually until the remaining immediate withdrawal base is exhausted.  Invoking the immediate withdrawal benefit option changes the nature and operation of the CPPLI Option as follows:

•	By invoking the immediate withdrawal benefit option, the Contract Owner forfeits any return of principal guarantee associated with the current CPP Program.

•	The Contract Owner will not be permitted to enter into the Withdrawal Phase of the CPPLI Option and consequently, will not be entitled to lifetime withdrawals.

•
The maximum amount available to be withdrawn under the immediate withdrawal benefit option is limited to the immediate withdrawal base as of the date the immediate withdrawal benefit option is elected.

•
The amount available for withdrawal under the immediate withdrawal benefit option will be reduced if the Contract Owner takes excess withdrawals (withdrawals in excess of 6% of the immediate withdrawal base).

Except as otherwise provided herein, the conditions described in the "Conditions Imposed During the CPP Program Period" subsection remain in effect after the immediate withdrawal benefit option is invoked.

A Contract Owner wishing to invoke the immediate withdrawal benefit option must affirmatively elect to do so using a form approved by Nationwide.  Note: A surrender request alone will not initiate the immediate withdrawal benefit option.

The Contract Value allocations will remain subject to the allocation terms and conditions of the current CPP Program until such CPP Program would have matured.   On such CPP Program's maturity date, the Contract Owner will be required to reallocate the Contract Value into and among a specified list of investment options, which will not include GTO options.   If the Contract Owner does not provide the required reallocation instructions by the date on which the CPP Program would have matured, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option. Accordingly, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed.  The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO will be allocated to the money market Sub-Account .

Immediate withdrawals are subject to the CDSC provisions of the contract.  Application of the CDSC could cause the gross surrender (the surrender amount plus the CDSC) to exceed the 6% benefit amount.  To avoid this, Contract Owners can request to receive the surrender net of the CDSC amount.  The gross amount of the surrender (including the CDSC) is the amount used to determine whether the surrender exceeds the 6% benefit amount.

Nationwide may discontinue offering the immediate withdrawal benefit option.  If the benefit is discontinued, Contract Owners who have elected the CPPLI Option prior to

27

its discontinuation will be permitted to invoke the benefit (subject to the conditions herein).

Immediate withdrawals taken to satisfy minimum distribution requirements under the Internal Revenue Code could result in surrenders that exceed the 6% benefit amount, resulting in a decrease to the immediate withdrawal base.

Determining the Immediate Withdrawal Base.   On the date Nationwide records the Contract Owner's affirmative election to invoke the immediate withdrawal benefit option, Nationwide determines the immediate withdrawal base, which is the dollar amount used to determine how much the Contract Owner can withdraw each year under the benefit.  The immediate withdrawal base will equal the amount that was guaranteed at the end of the current CPP Program Period, proportionally reduced by any withdrawals from the contract that were taken during the current CPP Program Period.  The immediate withdrawal base will not change unless the Contract Owner takes aggregate withdrawals in excess of 6% of the immediate withdrawal base in any Contract Year.

Requesting Withdrawals Under the Immediate Withdrawal Benefit Option.   In order to take a withdrawal under the immediate withdrawal benefit option, the Contract Owner must submit a surrender request to Nationwide.  Upon receipt of the request, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the surrender request.  Immediate withdrawals cannot be taken exclusively from the GTO.  Amounts surrendered from the GTO could incur a market value adjustment.  Contract Owners can request that Accumulation Units not be surrendered from the GTO in order to avoid application of a market value adjustment.

Impact of Taking Withdrawals Under the Immediate Withdrawal Benefit Option.   Once the immediate withdrawal benefit option is invoked, on each contract anniversary, the Contract Owner is entitled to surrender an amount equal to 6% of the immediate withdrawal base, without reducing the immediate withdrawal base, until the "remaining immediate withdrawal base" is depleted.  The initial remaining immediate withdrawal base is equal to the immediate withdrawal base on the date of the first surrender.  The "remaining immediate withdrawal base" is the initial immediate withdrawal base reduced by any amounts previously surrendered, and becomes the new remaining immediate withdrawal base.

For example:
Initial immediate withdrawal base:	$100,000
Less, year 1 surrender (6% of $100,000):	-$6,000
Remaining immediate withdrawal base at the end of year 1:	$94,000
Less, year 2 surrender (6% of $100,000):	-$6,000
Remaining immediate withdrawal base at the end of year 2:	$88,000

Each surrender taken under the immediate withdrawal benefit option that is not an excess surrender (as discussed herein) reduces the remaining immediate withdrawal base on a dollar for dollar basis, which reduces the amount that may be subsequently withdrawn under the immediate withdrawal benefit option.  Additionally, all surrenders taken under the immediate withdrawal benefit option reduce the Contract Value (and therefore the amount available for annuitization) and the death benefit.  Any portion of the immediate withdrawal benefit that is not taken in a given Contract Year is forfeited and may not be claimed in a subsequent Contract Year.

The Contract Owner may take surrenders in excess of 6% of the immediate withdrawal base if the Contract Value is greater than zero.  Any such "excess surrender" will reduce the immediate withdrawal base and, consequently, the amount that may be withdrawn each year thereafter.  If the Contract Owner takes an excess surrender, the immediate withdrawal base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the 6% benefit amount; or

(2)
a proportion based on the ratio of the dollar amount of the surrender in excess of the 6% benefit amount to the Contract Value (after the surrender of the 6% benefit amount), multiplied by the immediate withdrawal base.

The proportion in (2) can also be described as follows:

(A ÷ B) x C

where:

A = is the amount surrendered that exceeds the 6% benefit amount;

B = the Contract Value (after the surrender of the 6% benefit amount); and

C = the immediate withdrawal base.

For example:

Immediate withdrawal base:	$100,000
Contract Value on date of withdrawal:	$92,000
Actual withdrawal amount:	$9,000
"Allowable" withdrawal amount (6% of $100,000):	$6,000
Contract Value (after "allowable" withdrawal) ($92,000 - $6,000):	$86,000
Proportional reduction amount ($3,000 ÷ $86,000) x $100,000:	$3,488

When a surrender occurs at a time when the market is doing well enough that the Contract Value exceeds the immediate withdrawal base, excess surrenders will result in a dollar for dollar reduction in the immediate withdrawal base.  When a surrender occurs at a time when the market has declined so that the Contract Value is less than the immediate withdrawal base, excess surrenders will result in a proportional reduction to the immediate withdrawal base.  Furthermore, the more the market has declined (i.e., the greater the difference between the Contract Value and the immediate withdrawal base), the greater impact that the proportional reduction will have on the remaining immediate withdrawal base, which will result in a larger decrease to the overall immediate withdrawal benefit.

Once the remaining immediate withdrawal base reaches zero, the benefit is exhausted and the Contract Owner is no longer entitled to take surrenders under the immediate withdrawal benefit option.

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Note, however, that even if the remaining immediate withdrawal base equals zero, there may still be Contract Value in the contract due to positive market performance.  If so, the Contract Owner may take surrenders outside of the CPPLI Option (according to the terms of the contract).

In contrast, if the Contract Value reaches zero before the remaining immediate withdrawal base is depleted, Nationwide will automatically pay the Contract Owner 6% of the immediate withdrawal base each Contract Year until the remaining immediate withdrawal base is zero.  Note: once the Contract Value reaches zero, you will have no death benefit and nothing to annuitize.  No additional purchase payments will be accepted and no surrenders in excess of 6% of the immediate withdrawal base will be permitted.  Once the remaining immediate withdrawal base reaches zero (and the Contract Value is zero), the contract will automatically terminate.

Withdrawal Phase

The lifetime withdrawal benefit of the CPPLI Option permits the Contract Owner to take lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  In other words, there is no maximum amount that can be withdrawn under the option.  Over time, the Contract Owner could receive more than the Contract Value.  Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

Except as otherwise provided herein, the conditions described in the "Conditions Imposed During the CPP Program Period" subsection remain in effect during the Withdrawal Phase of the CPPLI Option.

Upon electing to begin the Withdrawal Phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options (these investment options will be listed in the election notice that is sent to Contract Owners approximately 75 days before the end of each CPP Program Period).  The Contract Owner may reallocate only among that select group of investment options, as modified from time to time, for the remainder of the Withdrawal Phase.

During the Withdrawal Phase of the CPPLI Option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).

All surrenders taken from the contract during the Withdrawal Phase will be taken from each investment option in proportion to the value in each investment option at the time of the surrender request.

Determining the Lifetime Withdrawal Base.   At the beginning of the Withdrawal Phase of the CPPLI Option, Nationwide determines the contract's lifetime withdrawal base, which is the dollar amount used to determine how much the Contract Owner can withdraw each year under the benefit.  The lifetime withdrawal base will equal the Contract Value as of the end of the CPP Program Period (including any amounts credited under the principal guarantee).  The lifetime withdrawal base will not change unless the Contract Owner takes withdrawals in excess of their lifetime withdrawal amount or elects to invoke a reset opportunity (both discussed herein).

Taking Lifetime Withdrawals.   At any point after beginning the Withdrawal Phase of the CPPLI Option, the Contract Owner may (but is not required to) take surrenders from the contract equal to a certain percentage of their lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value.  This essentially provides the Contract Owner with an available lifetime stream of income.

In order to take a withdrawal, the Contract Owner must submit a surrender request to Nationwide.  Upon receipt of the request, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the surrender request.

At the time the first surrender is requested during the Withdrawal Phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount."  The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding lifetime withdrawal percentage in the chart that follows.

Age of determining life:	Lifetime withdrawal percentage:
35 up to age 59½	4%
59½ through 66	5%
67 through 71	6%
72 or older	7%

The lifetime withdrawal percentage is based on the age of the determining life as of the date of the first surrender during the Withdrawal Phase and will not change, except as described in the "Lifetime Withdrawal Base Reset Opportunity."  Note: surrenders taken before the Contract Owner is age 59½ may be subject to additional tax penalties.

Thereafter, on each anniversary of the beginning of the Withdrawal Phase, the Contract Owner is entitled to surrender an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base.  The Contract Owner may continue to take annual surrenders that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner's death or annuitization, regardless of the actual value of the contract.  Contract Owners may submit requests for surrenders systematically (see "Systematic Withdrawals" later in this prospectus) or on an ad hoc basis.  Lifetime withdrawal amounts not surrendered in a given year are forfeited and may not be claimed in subsequent years.

Contract Owners are permitted to take surrenders in excess of the lifetime withdrawal amount if the Contract Value is greater than zero.  However, to the extent that a surrender exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years.  The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount).  Once the Contract Value falls to zero, the Contract Owner is no longer permitted to take surrenders in excess of the lifetime withdrawal amount.

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Although surrenders of the lifetime withdrawal amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit.

Lifetime withdrawals are subject to the CDSC provisions of the contract.  Application of the CDSC could cause the gross surrender (the surrender amount plus the CDSC) to exceed the lifetime withdrawal amount.  To avoid this, Contract Owners can request to receive the surrender net of the CDSC amount.  The gross amount of the surrender (including the CDSC) is the amount used to determine whether the surrender exceeds the lifetime withdrawal amount.

Required Minimum Distribution Privilege.     Surrenders that exceed the lifetime withdrawal amount that are taken for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract will not reduce the lifetime withdrawal base (See "Appendix C: Contract Types and Tax Information", "Required Distributions" for a more detailed explanation of minimum distribution requirements).  This RMD privilege does not apply to beneficially owned contracts.

Lifetime Withdrawal Base Reset Opportunity.   On each 5-year anniversary of the beginning of the Withdrawal Phase, if the Contract Value exceeds the lifetime withdrawal base, the Contract Owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current Contract Value.

Nationwide will provide the Contract Owner with advance notice of any reset opportunity and will provide the Contract Value information necessary for the Contract Owner to decide whether or not to invoke the reset opportunity.  If the Contract Owner chooses to reset the lifetime withdrawal base, it will be at the then current terms and conditions of the CPPLI Option.  If Nationwide does not receive and record a Contract Owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the Contract Owner does not wish to reset the lifetime withdrawal base.  Nationwide reserves the right to limit the number of reset opportunities to one.

Succession of Rights

Death of Determining Life in the Preservation Phase.   If the immediate withdrawal benefit option has not been invoked, and the Contract Owner's death results in the contract being continued (i.e. does not result in payment of the death benefit proceeds), the CPP Program will continue until completed.  At the end of the CPP Program, the new Contract Owner will have the option to elect a new CPP Program, to move into the Withdrawal Phase or to terminate the CPPLI Option.

If the immediate withdrawal benefit option was invoked prior to the Contract Owner's death, and the Contract Owner's death results in the contract being continued (i.e. does not result in payment of the death benefit proceeds), the CPPLI Option will continue in force with the immediate withdrawal benefit option invoked.  The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner's death.  In other words, the new owner may request withdrawals until the remaining immediate withdrawal base is zero at which point the contract terminates.

Death of Determining Life in the Withdrawal Phase.   If the Contract Owner's death results in the contract being continued (i.e. does not result in payment of the death benefit proceeds), the new owner continues the contract without the CPPLI Option.  All charges, conditions, guarantees, and payments associated with the CPPLI Option terminate.  The new owner continues the contract at the actual Contract Value.  If the Contract Value is zero, the contract will terminate.

Termination of the CPPLI Option

The following events will trigger an automatic termination of the CPPLI Option:

•	failure of the Contract Owner to reallocate Contract Value from the GTO at the end of the CPP Program Period after the immediate withdrawal benefit option has been invoked;

•	a full surrender of the contract;

•	payment of the death benefit proceeds; or

•	an election to annuitize the contract.

Upon termination of the CPPLI Option, all charges, conditions, restrictions, and guarantees associated with the CPPLI Option will no longer be applicable.

Lifetime Income Options – Generally

The 5%, 7% and 10% Lifetime Income Options are designed exclusively as withdrawal benefits, with no principal protection period.  Nationwide determines a benefit base that it uses to calculate how much the Contract Owner can withdraw each year.  Additionally, if the Contract Owner delays taking withdrawals, Nationwide will guarantee that the Current Income Benefit Base on the tenth L.Inc Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5%, 7%, or 10% simple interest annually for up to 10 years.

Although the tax treatment for withdrawals under withdrawal benefits, such as the 5%, 7% or 10% Lifetime Income Option, is not clear, when the C ontract O wner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal ; or (b) the guaranteed benefit amount immediately before the withdrawal ; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal .  A subsequent withdrawal under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax advisor .

10% Lifetime Income Option

The 10% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application.  For most contracts, the determining life is that of the Contract Owner .  For those contracts where the Contract Owner is a non-natural

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person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to " Contract Owner " shall mean Annuitant.  If in addition to the Annuitant, a co-annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

The 10% Lifetime Income Option is available upon the later of September 15, 2008 or the date of state approval.  The 10% Lifetime Income Option may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.  The 10% Lifetime Income Option is not available on beneficially owned contracts.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base.  The current charge for the 10% Lifetime Income Option is 1.00% of the Current Income Benefit Base.  The charge associated with the 10% Lifetime Income Option will not change, except, possibly, upon the Contract Owner 's election to reset the benefit base, as discussed herein. The charge will be assessed on each contract anniversary (the 10% L.Inc Anniversary) and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.  Amounts redeemed as the 10% Lifetime Income Option charge will not reduce the current value of other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.Election of the 10% Lifetime Income Option requires that the Contract Owner , until annuitization, allocate the entire Contract Value to the Custom Portfolio Asset Rebalancing Service (see "Contract Owner Services") or to a limited set of investment options currently available in the contract. For the list of investment options available under this option please see "Income Benefit Investment Options" later in this prospectus.  Allocations to investment options other than those listed in the "Income Benefit Investment Options" chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the Fixed Account is not permitted.  The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision.  Additionally, the Contract Owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 10% Lifetime Income Option as long as the Contract Value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the C ontract O wner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Withdrawal

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value.  Each time the benefit base is recalculated, as described below, the resulting benefit base becomes the Current Income Benefit Base.  Provided no withdrawals are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)      the highest Contract Value on any 10% L.Inc Anniversary plus purchase payments submitted after that 10% L.Inc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base plus 10% of the Original Income Benefit Base for each 10% L.Inc Anniversary up to and including the 10th 10% L.Inc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 10% L.Inc Anniversary, increased by a simple interest rate of 10% through the 10th 10% L.Inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 10% L.Inc Anniversary.

When a purchase payment is made on a date other than a 10% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 10% L.Inc Anniversary.

However, if at any time prior to the first withdrawal the Contract Value equals zero, no further income benefit base calculations will be made.  The Current Income Benefit Base will be set equal to the income benefit base calculated on the most recent 10% L.Inc Anniversary and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Withdrawals

At any time after the 10% Lifetime Income Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract.  The first withdrawal under the contract constitutes the first lifetime income withdrawal , even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will redeem Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request.  As with any surrender, lifetime income withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first withdrawal , the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals , elects a reset opportunity (both

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discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the Contract Owner as indicated in the following tables.

For contracts issued on or after May 1, 2010:
Contract Owner's Age (at time of first withdrawal )	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.25%

For contracts issued on or after May 1, 2009 or the date of state approval (whichever is later), but before May 1, 2010:

Contract Owner's Age (at time of first withdrawal )	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

For contracts issued before May 1, 2009, or the date of state approval of the table above (whichever is later):

Contract Owner's Age (at time of first withdrawal )	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A C ontract O wner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.

Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.   Contract Owner s subject to minimum required distribution rules may not be able to take advantage of the lifetime withdrawal percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.   Contract Owner s who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of lifetime withdrawal percentages at the higher age bands.  Consult a qualified tax advis o r for more information.

At the time of the first withdrawal and on each 10% L.Inc Anniversary thereafter, the lifetime withdrawal percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be withdrawn from the contract before the next 10% L.Inc Anniversary without reducing the Current Income Benefit Base.  The ability to withdraw the current benefit amount will continue until the earlier of the Contract Owner 's death or annuitization.

Although withdrawals up to the benefit amount do not reduce the Current Income Benefit Base , they do reduce the Contract Value and the death benefit and are subject to the CDSC provisions of the contract .

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit

The Contract Owner is permitted to withdraw Contract Value in excess of that year's benefit amount provided that the Contract Value is greater than zero.   Withdrawals in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess withdrawals , the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the withdrawal in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess withdrawal to the Contract Value (which has been reduced by the amount of the benefit amount withdrawn ), multiplied by the Current Income Benefit Base.

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least70½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide's home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to Contract Owner s and any withdrawal in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to zero, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefits remaining in the contract.

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Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any 10% L.Inc Anniversary, the Contract Value exceeds the existing Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until either the current price or the list of permitted investment options changes.

In the event the current price or the list of permitted investment options changes , the reset opportunities still exist, but are no longer automatic.  An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide.  On or about each 10% L.Inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination.  Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current price and list of permitted investment options associated with the 10% Lifetime Income Option; and instructions on how to communicate an election to reset the benefit base.

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then - current terms and conditions of the option as described in the most current prospectus.  If Nationwide does not receive a Contract Owner 's election to reset the Current Income Benefit Base within 60 days after the 10% L.Inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Lifetime Income Option will not change (as applicable to that particular contract).

Contract Owner s may cancel the automatic reset feature of the 10% Lifetime Income Option by notifying Nationwide as to such election.  Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owner s.

Settlement Options

If, after beginning the lifetime income withdrawals , a Contract Owner 's Contract Value falls to zero and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with one or more settlement options (in addition to the option of continuing to take or receive annual benefit payments).  Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:

(1)	The Contract Owner can continue to take annual withdrawals of no more than the annual benefit amount until the death of the Contract Owner ;

(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or

(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.

The options listed above each result in a different amount ultimately received under the 10% Lifetime Income Benefit Option.  The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population.  Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount.  Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment.  Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.

The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election.  Once the Contract Owner makes an election, the election is irrevocable.  If the Contract Owner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the Contract Owner intends to continue to take withdrawals of the annual benefit amount.

Age Based Lump Sum Settlement Option.  Under the Age Based Lump Sum Settlement Option, in lieu of taking withdrawals of the annual benefit amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner 's most recently calculated annual benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner's Age (as of the date the Age Based Lump Sum Option is elected)	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the 10% Spousal Continuation Benefit, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger contract owner minus three years to determine the Annual Benefit Multiplier.  If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option.  Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the C ontract O wner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the 10% Spousal Continuation Benefit is elected).   Once Nationwide receives the C ontract O wner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the C ontract O wner with a medical examination form, which must be completed by a certified physician chosen by the C ontract O wner and returned to Nationwide's home office within 30 days.  Upon completion of underwriting by

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Nationwide, the lump sum settlement amount is issued to the C ontract O wner.  If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the C ontract O wner the amount that would be payable under the Age Based Lump Sum Settlement Option.  Such information must be submitted by the C ontract O wner to Nationwide on a Nationwide form that is attested to by a certified physician chosen by the C ontract O wner.

Annuitization

If the Contract Owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no 10% Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."

For contracts with the 10% Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the 10% Lifetime Income Option for the remainder of his or her lifetime.  The Contract Value will reflect the death benefit and 10% Spousal Protection Feature.

7% Lifetime Income Option

The 7% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time the 7% Lifetime Income Option is elected.  For most contracts, the determining life is that of the Contract Owner .  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to " Contract Owner " shall mean Annuitant.  If in addition to the Annuitant, a co-annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

The 7% Lifetime Income Option is available under the contract at the time of application.  (For contracts issued before May 1, 2007, the 7% Lifetime Income Option is also available for election at any time after application.)  However, upon state approval of the 10% Lifetime Income Option, the 7% Lifetime Income Option will no longer be available for election.  The 7% Lifetime Income Option is not available in the State of New York.  The 7% Lifetime Income Option is not available on beneficially owned contracts.The 7% Lifetime Income Option may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base.   T he charge associated with the 7% Lifetime Income Option percentage will not change, except, possibly, upon the Contract Owner 's election to reset the benefit base, as discussed herein.  The charge will be assessed on each contract anniversary (the "7% L.Inc A nniversary") and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.  Amounts redeemed as the 7% Lifetime Income Option charge will not reduce the current value of the other benefits elected or available under the contracts, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 7% Lifetime Income Option requires that the Contract Owner , until annuitization, allocate the entire Contract Value to the Custom Portfolio Asset Rebalancing Service (see "Contract Owner Services") or to a limited set of investment options currently available in the contract.  Allocation requests that fall outside of the Custom Portfolio Asset Rebalancing Service or to investment options other than those listed in the "Income Benefit Investment Options" chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the Fixed Account is not permitted.  The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision.  The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision.  Additionally, Contract Owner s may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.  Once this option is elected, contract loans are unavailable.  Additionally, the Contract Owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 7% Lifetime Income Option as long as the Contract Value is greater than zero.   There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Withdrawal

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Each time the benefit base is recalculated, as described below, the resulting benefit base

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becomes the Current Income Benefit Base. Provided no withdrawals are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest Contract Value on any 7% L.Inc Anniversary plus purchase payments submitted after that 7% L.Inc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base plus 7% of the Original Income Benefit Base for each 7% L.Inc Anniversary up to and including the 10th 7% L.Inc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 7% L.Inc Anniversary, increased by a simple interest rate of 7% through the 10th 7% L.Inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 7% L.Inc Anniversary.

When a purchase payment is made on a date other than a 7% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 7% L.Inc Anniversary.

However, if at any time prior to the first withdrawal the Contract Value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Income Benefit Base calculated on the most recent 7% L.Inc Anniversary , and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Withdrawals

At any time after the 7% Lifetime Income Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract.  The first withdrawal under the contract constitutes the first lifetime income withdrawal , even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will redeem Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request.  As with any withdrawal , lifetime income withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first withdrawal , the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals , elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first withdrawal from the contract will increase the  Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the Contract Owner as indicated in the following tables:

For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

For contracts issued before May 1, 2009, or the date of state approval (whichever is later):

Contract Owner's Age (at time of first withdrawal )	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A contract owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.   Note : The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract Owners who elect not to take minimum required distributions from this contract, i.e ., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands.  Consult a qualified tax advisor for more information.

At the time of the first withdrawal and on each 7% L.Inc Anniversary thereafter, the lifetime income percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be withdrawn from the contract before the next 7% L.Inc Anniversary without reducing the Current Income Benefit Base.  The ability to withdraw the current benefit amount will continue until the earlier of the Contract Owner 's death or annuitization.

Although withdrawals up to the benefit amount do not reduce the Current Lifetime Benefit Base, they do reduce the Contract Value and the death benefit, and are subject to the CDSC provisions of the contract.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross withdrawal being greater than the Lifetime Withdrawal Percentage limit.  For example, the amount of the withdrawal request plus the applicable CDSC could exceed the Lifetime Withdrawal Percentage limit.  If applicable, Contract Owner s can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the

35

CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the withdrawal (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the Lifetime Withdrawal Percentage limit.  A reduction to the Current Income Benefit Base will be applied as described in the "Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit" provision if the gross withdrawal exceeds the Lifetime Withdrawal Percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual withdrawals greater than the Lifetime Withdrawal Percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the   Lifetime Withdrawal Percentage Limit

The Contract Owner is permitted to withdraw Contract Value in excess of that year's benefit amount provided that the Contract Value is greater than zero.   Withdrawals in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess withdrawals , the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the withdrawal in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess withdrawal to the Contract Value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the Current Income Benefit Base.

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide's home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to Contract Owner s and any withdrawal in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to zero, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities

If the pricing or list of permitted investment options of the 7% Lifetime Income Option have not changed and the Contract Value exceeds the existing Current Income Benefit Base on a 7% L.Inc Anniversary , Nationwide will automatically reset the i ncome b enefit b ase to become your new Current Income Benefit Base.

If the pricing or list of permitted investment options of 7% Lifetime Income Option have changed, Nationwide will provide the Contract Owner with the Contract Value and Current Income Benefit Base information and will provide instructions on how to communicate an election to reset the benefit base.  If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then - current terms and conditions of the option.  If Nationwide does not receive a Contract Owner 's election to reset the Current Income Benefit Base within 60 days after the 7% L.Inc Anniversary , Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base.

In the event the current price or the list of permitted investment options changes, the reset opportunities still exist, but are no longer automatic.   Nationwide will notify the Contract Owner anytime the terms and conditions of the 7% Lifetime Income Option change and will provide the Contract Owner with an opportunity to confirm whether to reset the Current Income Benefit Base under the updated 7% Lifetime Income Option charge.  If the Contract Owner does not elect to reset the Current Income Benefit Base within 60 days after the 7% L.Inc Anniversary , the Current Income Benefit Base and 7% Lifetime Income Option charges will not change.   Contract Owner s may cancel the election to automatically reset the Current Income Benefit Base at any time.  Nationwide reserves the right to modify or cancel the Contract Owner s' ability to automatically reset the Current Income Benefit Base.

Settlement Options

If Contract Value is zero and the Current Income Benefit Base is greater than zero Nationwide will notify the Contract Owner of the following three options:

1)	The Contract Owner can continue to take withdrawals equal to the Lifetime Withdrawal` Percentage until the death of the Contract Owner ;

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2)	The Contract Owner may elect the a ge b ased lump sum settlement option described below; or

3)	The Contract Owner may elect the u nderwritten lump sum settlement option as described below.

The settlement option you select will affect the amount you ultimately receive under the 7% Lifetime Income Option.  Before you select a settlement option you should consult with your registered representative to determine which option is best for you based on your individual financial situation and needs.

The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election.  Once the Contract Owner makes an election the election is irrevocable.  If the Contract Owner does not make an election within the 60 days Nationwide will assume that the Contract Owner desires to continue to take withdrawals under the 7% Lifetime Income Option.

Age Based Lump Sum Settlement Option for the 7% Lifetime Income Option

Instead of continuing to take withdrawals under 7% Lifetime Income Option after the Contract Value falls to zero and the Current Income Benefit Base is greater than zero, Nationwide permits a Contract Owner to take an a ge b ased lump sum settlement equal to the Contract Owner 's current benefit amount multiplied by the a nnual b enefit m ultiplier listed below:

Contract Owner's Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit and both spouses are alive on the date this option is elected Nationwide will use the age of the younger Contract Owner minus three years to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the 7% Spousal Continuation Benefit is elected).  Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to Nationwide's home office within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount is issued to the Contract Owner.   If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.   Such information must be submitted by the Contract Owner to Nationwide on a Nationwide form that is attested to by a certified physician chosen by the Contract Owner.

Annuitization

If the Contract Owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The Contract Value will reflect the death benefit and Spousal Protection Feature.

5% Lifetime Income Option

The 5% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time the 5% Lifetime Income Option is elected.  For most contracts, the determining life is that of the Contract Owner .  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to " Contract Owner " shall mean Annuitant.  If in addition to the Annuitant, a co-annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

The 5% Lifetime Income Option is available under the contract at the time of application.  Effective September 15, 2008, the 5% Lifetime Income Option is only available for contracts issued in the State of New York.  The 5% Lifetime Income Option may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.  The 5% Lifetime Income Option is not available on beneficially owned contracts.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 5% Lifetime Income Option is 0.85% of the Current Income

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Benefit Base.   T he charge associated with the 5% Lifetime Income Option will not change, except, possibly, upon the Contract Owner 's election to reset the benefit base, as discussed herein.  The charge will be assessed on each contract anniversary (the "5% L.Inc Anniversary ") and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.  Amounts redeemed as the 5% Lifetime Income Option charge will not reduce the current value of other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 5% Lifetime Income Option requires that the Contract Owner , until annuitization, allocate the entire Contract Value to the Custom Portfolio Asset Rebalancing Service (see " Contract Owner Services") or to a limited set of investment options currently available in the contract. Allocation requests that fall outside of the Custom Portfolio Asset Rebalancing Service or to investment options other than those listed in the "Income Benefit Investment Options" chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the Fixed Account is not permitted.  The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision.  The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision.  Additionally, Contract Owner s may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.  Once this option is elected, contract loans are unavailable.  Additionally, the Contract Owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 5% Lifetime Income Option as long as the Contract Value is greater than zero.   There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Withdrawal

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Each time the benefit base is recalculated, as described below, the resulting benefit base becomes the Current Income Benefit Base. Provided no withdrawals are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest Contract Value on any 5% L.Inc Anniversary plus purchase payments submitted after that 5% L.Inc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base plus 5% of the Original Income Benefit Base for each 5% L.Inc Anniversary up to and including the 10th 5% L.Inc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 5% L.Inc Anniversary, increased by a simple interest rate of 5% through the 10th 5% L.Inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 5% L.Inc Anniversary.

When a purchase payment is made on a date other than a 5% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 5% L.Inc Anniversary.

However, if at any time prior to the first withdrawal the Contract Value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Income Benefit Base calculated on the most recent 5% L.Inc Anniversary , and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Withdrawals

At any time after the 5% Lifetime Income Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract.  The first withdrawal under the contract constitutes the first lifetime income withdrawal , even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will redeem Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request.  As with any surrender, lifetime income withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first withdrawal , the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals , elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the Contract Owner as indicated in the following tables:

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For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

For contracts issued before May 1, 2009, or the date of state approval (whichever is later):

Contract Owner's Age (at time of first withdrawal )	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A C ontract O wner will receive the greatest L ifetime W ithdrawal P ercentage only if he or she does not take a withdrawal from the contract prior to age 81.   Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract Owners who elect not to take minimum required distributions from this contract, i.e ., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands.  Consult a qualified tax advisor for more information.

At the time of the first withdrawal and on each 5% L.Inc Anniversary thereafter, the L ifetime Withdrawal P ercentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be withdrawn from the contract before the next 5% L.Inc Anniversary without reducing the Current Income Benefit Base.  The ability to withdraw the current benefit amount will continue until the earlier of the Contract Owner 's death or annuitization.

Although withdrawals up to the benefit amount do not reduce the Current Income B enefit B ase, they do reduce the Contract Value and the death benefit, and are subject to the CDSC provisions of the contract.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross withdrawal being greater than the Lifetime Withdrawal Percentage limit.  For example, the amount of the withdrawal request plus the applicable CDSC could exceed the Lifetime Withdrawal Percentage limit.  If applicable, Contract Owner s can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the withdrawal (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the Lifetime Withdrawal Percentage limit.  A reduction to the Current Income Benefit Base will be applied as described in the "Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit" provision if the gross withdrawal exceeds the Lifetime Withdrawal Percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual withdrawals greater than the Lifetime Withdrawal Percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit

The Contract Owner is permitted to withdraw Contract Value in excess of that year's benefit amount provided that the Contract Value is greater than zero.   Withdrawals in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess withdrawals , the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the withdrawal in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess withdrawal to the Contract Value (which has been reduced by the amount of the benefit amount withdrawn ), multiplied by the Current Income Benefit Base.

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70½ years old as of the date of the request;

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(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide's home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to Contract Owner s and any withdrawal in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to zero, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefits remaining in the contract.

Reset Opportunities

Nationwide permits Contract Owner s to elect to automatically reset the Current Income Benefit Base on each 5% L.Inc Anniversary after the first withdrawal from the contract.  For those who do not elect to automatically reset their Current Income Benefit Base, if the Contract Value exceeds the Current Income Benefit Base, the Contract Owner will have the opportunity to instruct Nationwide to reset the Current Income Benefit Base to equal the current Contract Value.  Nationwide will provide the Contract Owner with the Contract Value and Current Income Benefit Base information and will provide instructions on how to communicate an election to reset the Current Income Benefit Base.  If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option.  If Nationwide does not receive a Contract Owner 's election to reset the Current Income Benefit Base within 60 days after the 5% L.Inc Anniversary , Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base.

A Contract Owner 's election to automatically reset the Current Income Benefit Base or the automatic reset provisions included in contracts issued on or after May 1, 2007 will cease anytime the pricing or list of permitted investment options of the 5% Lifetime Income Option change.  Nationwide will notify the Contract Owner anytime the terms and conditions of the 5% Lifetime Income Option change and will provide the Contract Owner with an opportunity to confirm whether to reset the Current Income Benefit Base under the updated 5% Lifetime Income Option charge.  If the Contract Owner does not elect to reset the Current Income Benefit Base within 60 days after the 5% L.Inc Anniversary , the Current Income Benefit Base and 5% Lifetime Income Option charges will not change.   Contract Owner s may cancel the election to automatically reset the Current Income Benefit Base at any time.   In the event the current price or the list of permitted investment options changes, the reset opportunities still exist, but are no longer automatic.   Nationwide reserves the right to modify or cancel the Contract Owner s' ability to automatically reset the Current Income Benefit Base.

Lump Sum Settlement Options

If Contract Value is zero and the Current Income Benefit Base is greater than zero Nationwide will notify the Contract Owner of the following three options:

1)	The Contract Owner can continue to take withdrawals equal to the Lifetime Withdrawal Percentage until the death of the Contract Owner ;

2)	The Contract Owner may elect the a ge b ased lump sum settlement option described below; or

3)	The Contract Owner may elect the u nderwritten lump sum settlement option as described below.

The settlement option you select will affect the amount you ultimately receive under the 5% Lifetime Income Option.  Before you select a settlement option you should consult with your registered representative to determine which option is best for you based on your individual financial situation and needs.

The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election.  Once the Contract Owner makes an election the election is irrevocable.  If the Contract Owner does not make an election within the 60 days Nationwide will assume that the Contract Owner desires to continue to take withdrawals under the Lifetime Income Option.

Age Based Lump Sum Settlement Option for the 5% Lifetime Income Option

Instead of continuing to take withdrawals under 5% Lifetime Income Option after the Contract Value falls to zero and the Current Income Benefit Base is greater than zero, Nationwide permits a Contract Owner to take an a ge b ased lump sum settlement equal to the Contract Owner 's current benefit amount multiplied by the a nnual b enefit m ultiplier listed below:

Contract Owner's Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit and both spouses are alive on the date this option is elected Nationwide will use the age of the younger Contract Owner minus three years to determine the a nnual b enefit m ultiplier.

Underwritten Lump Sum Settlement Option for the Lifetime Income Option

Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the 5% Spousal Continuation Benefit is elected).  Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form,

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which must be completed by a certified physician chosen by the Contract Owner and returned to Nationwide's home office within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount is issued to the Contract Owner.   If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.   Such information must be submitted by the Contract Owner to Nationwide on a Nationwide form that is attested to by a certified physician chosen by the Contract Owner.

Annuitization

If the Contract Owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the 5% Lifetime Income Option for the remainder of his or her lifetime.  The Contract Value will reflect the death benefit and Spousal Protection Feature.

Spousal Continuation Benefit

At the time the Lifetime Income Option is elected (at time of application), the Contract Owner may elect the corresponding Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts). The 10% and 7% Spousal Continuation Benefit are not available in the State of New York.  The charge for the 10% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base.  The current charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base. The charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base. The 5% Spousal Continuation Benefit is only available in the State of New York.  The charge for the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)	The Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.

(2)
Both spouses must be age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met.  See "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" for additional information.

(3)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(4)	The L ifetime Withdrawal P ercentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.

(5)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner .  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner .

(6)	Both spouses must be named as primary beneficiaries. For contracts with non-natural owners, both spouses must be named as co-annuitants.

(7)	No person other than the spouse may be named as Contract Owner , Annuitant or primary beneficiary.

(8)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner ).

Note: The Spousal Continuation Benefit is distinct from the Spousal Protection Feature associated with the death benefits.  The Spousal Continuation Benefit allows a surviving spouse to continue receiving the lifetime income payments associated with the Lifetime Income Options.  In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.

Marriage Termination

If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the Contract Owner 's written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any withdrawal from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Spousal Continuation Benefit from the contract.

Risks Associated with Electing the Spousal Continuation Option

There are situations where a Contract Owner who elects the Spousal Continuation Benefit will not receive the benefits associated with the option.  This will occur if:

(1)	your spouse (co-annuitant) dies before you;

(2)	the contract is annuitized; or

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(3)	withdrawals are taken after the withdrawal start date and the marriage terminates due to divorce, dissolution, or annulment.

Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefits associated with the Spousal Continuation Benefit, but he/she must continue to pay for the option until annuitization.

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Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B	X	X
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B	X	X
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	X	X
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II	X	X
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II	X	X
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II	X	X
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Dreyfus Stock Index Fund, Inc.: Service Shares	X	X
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares	X	X
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares	X	X
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares	X	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2	X	X	X2	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2	X	X	X3	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2	X	X	X3
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2	X	X
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2	X	X

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Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Huntington VA Funds – Huntington VA International Equity Fund
Huntington VA Funds – Huntington VA Situs Fund
Invesco - Invesco V.I. Capital Appreciation Fund: Series II	X	X
Invesco - Invesco V.I. Capital Development Fund: Series II	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy	X	X
Janus Aspen Series - Balanced Portfolio: Service Shares	X	X
Janus Aspen Series - Forty Portfolio: Service Shares	X	X
Janus Aspen Series - Global Technology Portfolio: Service II Shares
Janus Aspen Series - Overseas Portfolio: Service II Shares
Janus Aspen Series - Overseas Portfolio: Service Shares
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class	X	X
MFS® Variable Insurance Trust - MFS Value Series: Service Class	X	X
MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Nationwide Variable Insurance Trust – American Century NVIT Growth Fund: Class II
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	X	X	X3	X
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	X	X
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	X	X
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II	X	X
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	X	X

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Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Aggressive Fund: Class II	X	X	X3
Nationwide Variable Insurance Trust - NVIT CardinalSM Balanced Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Capital Appreciation Fund: Class II	X	X	X2	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderate Fund: Class II	X	X	X2	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Aggressive Fund: Class II	X	X	X3	X4
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	X	X
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	X	X	X3
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	X	X	X2	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X	X	X2	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	X	X	X3	X4
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I	X	X
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I	X	X
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI

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Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II	X	X
Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class VI
Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II	X	X
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class	X	X
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class	X	X
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares	X	X
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares	X	X
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
PIMCO Variable Insurance Trust – Total Return Portfolio: Advisor Class
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB	X	X

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Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II	X	X
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund
Static Asset Allocation Models
American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)	X	X	X	X
Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund)	X	X	X	X
Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund)	X	X	X2	X
Custom Portfolio Asset Rebalancing Service
Conservative	X	X	X	X
Moderately Conservative	X	X	X	X
Balanced	X	X	X	X
Moderate	X	X	X	X
Capital Appreciation	X	X	X	X
Moderately Aggressive	X	X	X	X
Aggressive	X	X	X

1 This table provides a comprehensive list of all variable investment options that are available in connection with the respective optional benefit , as indicated with an "X."  Some of the indicated variable investment options may not be available to a particular Contract Owner due to the date the contract was issued (see "Appendix A: Underlying Mutual Funds") .
2 This investment option is not available for contracts issued on or after March 2, 2009 that have elected a Lifetime Income Option.   Contract Owners with assets allocated to this investment option as of March 2, 2009 may remain so allocated and may apply additional purchase payments to this investment option.  Transfers into this investment option from another investment option are not permitted.  If the Contract Owner, at any time, transfers all the contract's assets out of this investment option, the investment option is no longer available to that Contract Owner.  Any Asset Rebalancing program in effect on March 2, 2009, that includes this investment option will continue to rebalance; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is rebalanced into this investment option.  Any Dollar Cost Averaging for Living Benefits program in effect on March 2, 2009 will continue uninterrupted; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is transferred into this investment option.
3 This investment option is not available for contracts issued on or after May 1, 2009 that have elected a Lifetime Income Option.   Contract Owners with assets allocated to this investment option as of May 1, 2009 may remain so allocated and may apply additional purchase payments to this investment option.  Transfers into this investment option from another investment option are not permitted.  If the Contract Owner, at any time, transfers all the contract's assets out of this investment option, the investment option is no longer available to that Contract Owner.  Any Asset Rebalancing program in effect on May 1, 2009, that includes this investment option will continue to rebalance; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is rebalanced into this investment option.  Any Dollar Cost Averaging for Living Benefits program in effect on May 1, 2009 will continue uninterrupted; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is transferred into this investment option.

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Static Asset Allocation Models

A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund.   Contract Owner s that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model.  In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one A ccumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts.  There is no additional charge associated with investing in a Static Asset Allocation Model.

Each of the Static Asset Allocation Models is just that: static.  The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions.  However, a Contract Owner 's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.

Only one Static Asset Allocation Model may be elected at any given time.  Additionally, the entire Contract Value must be allocated to the elected model.

With respect to transferring into and out of a Static Asset Allocation Model, the models are treated like an underlying mutual fund and are subject to the "Transfers Prior to Annuitization" provision.  You may request to transfer from one model to another, or transfer from a model to a permitted underlying mutual fund.  Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.

For additional information about the underlying mutual funds that comprise each Static Asset Allocation Model, see "Appendix A: Underlying Mutual Funds."

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.45% for the first 7 Contract Years.  At the end of that period, the contract will be re-rated, and the 0.30% charge associated with the 3% Extra Value Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%.  Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.45% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

On the Annuitization Date, the Annuitant becomes the Contract Owner , unless the Contract Owner is a Charitable Remainder Trust.  If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.

Contract Owner s of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.

Changes in Contract Owner ship may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified Contract Owner s can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both Contract Owner s, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner .

Contingent Owner

The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

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If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The Contract Owner may name a contingent owner at any time before the Annuitization Date.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.

Only Non-Qualified Contract Owner s may name someone other than himself/herself as the Annuitant.

The Contract Owner may not name a new Annuitant without Nationwide's consent.

Contingent Annuitant

If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant.  The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.

Co-Annuitant

A co-annuitant, if named, must be the Annuitant's spouse.  The co-annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature (subject to the conditions set forth in the "Spousal Protection Feature" provision).

If either co-annuitant dies before the Annuitization Date, the surviving co-annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.

Joint Annuitant

The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depend.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint annuitant of greater age.

The Contract Owner may name a joint annuitant at any time before the Annuitization Date.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the Annuitant dies.  The Contract Owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:

•	Contract Owner (Non-Qualified Contracts only);

•	joint owner (must be the Contract Owner 's spouse);

•	contingent owner;

•	Annuitant (subject to Nationwide's underwriting and approval);

•	contingent annuitant (subject to Nationwide's underwriting and approval);

•	co-annuitant (must be the Annuitant's spouse);

•	joint annuitant (subject to Nationwide's underwriting and approval);

•	beneficiary; or

•	contingent beneficiary.

The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  No change will be effective unless and until it is received and recorded at Nationwide's home office.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.  The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner .  Nationwide may require a signature guarantee.

If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.

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Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment*	Minimum Subsequent Payments**
Charitable Remainder Trust	$5,000	$150
IRA	$3,000	$150
Investment-Only	$3,000	$150
Non-Qualified	$5,000	$150
Roth IRA	$3,000	$150
SEP IRA	$3,000	$150
Simple IRA	$3,000	$150
Tax Sheltered Annuity***	$3,000	$150

*A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year.

**For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.  Subsequent purchase payments may not be permitted in all states.

***  Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states (see "Appendix D: State Variations").

If the Contract Owner elects an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purchase Payment Credits

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.  PPCs are available to all contracts except for those where the C Schedule Option has been elected.

Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.  The formula used to determine the amount of the PPC is as follows:

(Cumulative Purchase Payments x PPC%)
–	PPCs Paid to Date
=	PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract (s) eligible to receive a PPC , including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

If Cumulative Purchase Payments are . . .	Then the PPC% is . . .
$0 - $499,999	0.0% (no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%

PPCs Paid to Date = the total PPCs that Nationwide has already applied to the contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract.   Her contract is the only one eligible to receive PPCs. For this deposit, s he does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000.  Cumulative Purchase Payments now equal $550,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000.  Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000.  Cumulative Purchase Payments now equal $900,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750.  At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000.  Cumulative Purchase Payments now equal $1,200,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500.  At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract.

For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered

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pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period and are not subject to recapture.

When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member within the 12 months before the purchase of this contract.  Immediate family members include spouses, children, or other family members living within the Contract Owner 's household.  In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to Sub-Accounts will be priced at the available Accumulation Unit value next computed after the payment is received.  If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation U nit value determined on the following Valuation Date .

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments, surrenders or transfers if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owner s will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts, the Fixed Account and/or Guaranteed Term Options as instructed by the Contract Owner .  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its own discretion.

Contract Owner s can change future allocations to the Sub-Accounts, Fixed Account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

(1)	the value of amounts allocated to the Sub-Accounts of the Variable Account; and

(2)	amounts allocated to the Fixed Account; and

(3)	amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Sub- A ccount allocations are accounted for in Accumulation Units.  Accumulation U nit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if

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the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.

(c)
is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner .  The factor is equal to an annualized rate ranging from 1.15% to 2.05% of the Daily Net Assets of the Variable Account, depending on which optional benefits the Contract Owner elects.

Based on the change in the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value

Nationwide determines the value of the Fixed Account by:

(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or surrendered;

(2)	adding any interest earned on the amounts allocated to the Fixed Account; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

2)	adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract Owner s may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a

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Contract Owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the Fixed Account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.
In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisor s/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owner s.  These multi-contract advisor s will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisor s, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisor s to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisor s via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisor s will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract Owner s that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner 's transfer request is refused by Nationwide, they will receive notice in writing by U.S. m ail and will be required to resubmit their transfer request on a Nationwide issued form.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner ;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owner s that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Transfers Prior to Annuitization

Transfers from the Fixed Account

A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period.  Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.  The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred.  However, Nationwide may limit the amount that can be transferred from the Fixed Account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period.  The maximum transferable amount will never be less than 10% of the Fixed

53

Account allocation reaching the end of a Fixed Account interest rate guarantee period.

Contract Owner s who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.

Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

If there is Contract Value allocated to the Fixed Account at the time the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option is elected, the Fixed Account interest rate guarantee period will end and that Contract Value may be transferred according to the terms of the option elected.

Transfers from a Guaranteed Term Option

A Contract Owner may request to transfer allocations from a Guaranteed Term Option to the Sub-Accounts and/or the Fixed Account at any time.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a Guaranteed Term Option at any time.

Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.

After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to Nationwide's home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 30 days after the contract issue date.  The contract issue date is the date after the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Options, withdrawals from the Contract, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Options, withdrawals from the Contract, and applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Prior to annuitization and before the Annuitant's death, Contract Owner s may generally surrender some or all of their Contract Value.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in "Appendix C: Contract Types and Tax Information . "  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

If an Extra Value Option has been elected, and the amount withdrawn is or would be subject to a CDSC under the B Schedule CDSC schedule, then for the first 7 Contract Years only, Nationwide will recapture a portion of the amount credited under the Extra Value Option.  No recapture will take place after the 7th Contract Year.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.  (See "Pricing".)

Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account and

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Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

Partial Surrenders (Partial Redemptions)

If a Contract Owner requests a partial surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract.  If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:

(1)	the amount requested; or

(2)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner .

The CDSC deducted is a percentage of the amount requested by the Contract Owner .  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owner s utilize an investment advisor (s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisor s are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owner s authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•
a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any contract anniversary prior to the full surrender);

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest;

•	any recapture of E xtra V alue Option C redit;

•	amounts allocated to the Fixed Account and any interest credited;

•	amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment; and

•	Purchase Payment Credits (if applicable).

Full surrenders are subject to the CDSC provisions of the contract, where permitted by state law.  The CDSC-free withdrawal privilege does not apply to full surrenders of the contract.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a Contract Year that deplete the entire Contract Value; or

•	any single net surrender of 90% or more of the Contract Value.

Surrender (Redemption) After Annuitization

After the Annuitization Date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Tax Sheltered Annuity

Contract Owner s of a Tax Sheltered Annuity may surrender part or all of their Contract Value before Annuitant's death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

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In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner .

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to Contract Owner s of Tax Sheltered Annuities.   Contract Owner s of Tax Sheltered Annuities may take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owner s may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.

The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide charge s a loan processing fee at the time each new loan is processed.  The loan processing fee will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the Sub-Accounts, Fixed Account, and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral fixed account until the requested amount is reached.  If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account.  Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

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Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the Contract Owner 's principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owner s must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise and will be subject to any Variable Account charges applicable under the contract.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the Contract Owner takes a full surrender of the contract;

•	the Contract Owner /Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	the Contract Owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.  Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Fixed Account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner ; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.   Contract Owner s should consult a financial advisor to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time.  Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts.  With this

57

service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts:

Nationwide Variable Insurance Trust ("NVIT")
•	NVIT Core Bond Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Short Term Bond Fund: Class II

Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class

PIMCO Variable Insurance Trust
•	Low Duration Portfolio: Advisor Class

to any other Sub-Account(s).  Dollar Cost Averaging transfers may not be directed to the Fixed Account.  Transfers from the Fixed Account must be equal to or less than 1/30 th of the Fixed Account value at the time the program is requested.  Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.  Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as " Enhanced Fixed Account Dollar Cost Averaging ."   Nationwide reserves the right to require a minimum balance to establish the Enhanced Dollar Cost Averaging program.   Enhanced Fixed Account Dollar Cost Averaging is not available for contracts where the Contract Owner elected the C Schedule Option.

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account.  Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account.  Each enhanced rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.  Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, including an enhanced F ixed A ccount, for a period of up to 6 months from the date of the transfer request.

Dollar Cost Averaging for Living Benefits

Nationwide may periodically offer Dollar Cost Averaging programs with the Enhanced Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options referred to as "Dollar Cost Averaging for Living Benefits."   Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits.   Only those investment options available for the Enhanced Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options are available for use in the Dollar Cost Averaging for Living Benefits.  Dollar Cost Averaging for Living Benefits transfers may not be directed to the Fixed Account, Guaranteed Term Options, or to any investment option that is unavailable with the respective living benefit option.   If a Contract Owner elected Custom Portfolio for their Lifetime Income Option, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.   Please refer to "Income Benefits Investment Options " earlier in this prospectus for the investment options available for these living benefits.

Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts is

58

permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated.  The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise.  Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.  Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Fixed Account Interest Out Dollar Cost Averaging

Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging."  Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers.   Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.  Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow Contract Owner s to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.   Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Examine and Cancel").

The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner .  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through Systematic Withdrawals.   If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege, and a given percentage of the Contract Value that is based on the Contract Owner's age.  This translates into CDSC-free Systematic Withdrawals equal to the greatest of:

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	an amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code;

(3)	for those contracts with a Lifetime Income Option, withdrawals up to the annual benefit amount; or

(4)	a percentage of the Contract Value based on the Contract Owner 's age, as shown in the table below:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

The Contract Owner 's age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide's home office.  For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the applicable CDSC provision.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten-day free-look period.

Custom Portfolio Asset Rebalancing Service

For Contract Owner s that have elected the CPP, CPPLI or a Lifetime Income Option, Nationwide makes available the

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Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge.  Custom Portfolio is an asset allocation program that Contract Owner s can use to build their own customized portfolio of investments, subject to certain limitations.  Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing.  There are no guarantees that Custom Portfolio will result a profit or protect against loss in a declining market.

Custom Portfolio offers seven asset allocation models.  Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons.  The Contract Owner selects their model, then selects the specific underlying mutual funds (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio."  Only one "Custom Portfolio" may be created and in effect at a time and the entire Variable Account C ontract V alue must participate in the model.

Note: Contract Owner s should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.

Once the Contract Owner creates their "Custom Portfolio," that Contract Owner 's model is static.  This means that the percentage allocated to each underlying mutual fund will not change over time, except for quarterly rebalancing, as described below.  Note: allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.

To participate in Custom Portfolio, eligible Contract Owner s must submit the proper administrative form to Nationwide's home office.  While Custom Portfolio is elected, Contract Owner s cannot participate in Asset Rebalancing.

Asset Allocation Models available with Custom Portfolio

The following models are available with Custom Portfolio:

Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.

The specific underlying mutual funds available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owner s at the time Custom Portfolio is elected.  At that time, Contract Owner s elect their model and the specific underlying mutual funds and percentages that will comprise their "Custom Portfolio."

Quarterly Rebalancing

At the end of each calendar quarter, Nationwide will reallocate the Variable Account C ontract V alue so that the percentages allocated to each underlying mutual fund match the most recently provided percentages provided by the Contract Owner .  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within your Custom Portfolio are not subject to Short-Term Trading Fees.

Changing Models or Underlying Mutual Fund Allocations

Contract Owner s who have elected a Lifetime Income Option may change the underlying mutual fund allocations or percentages within their elected model or may change models and create a new "Custom Portfolio" within that new model.   Contract Owner s who have elected the CPP Lifetime Income Option and the CPP Option  are not permitted to change models but can change the underlying mutual fund allocations or percentages within their elected model.  To implement one of these changes, Contract Owner s must submit new allocation instructions to Nationwide's home office in writing on Nationwide's administrative form.  Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the "Transfer Restrictions" provision.

Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.

Terminating Participation in Custom Portfolio

Contract Owner s can terminate participation in Custom Portfolio by submitting a written request to Nationwide's home office.  In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Lifetime Income Option, as applicable.  Termination is effective on the date the termination request is received at Nationwide's home office in good order.

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Death Benefits

Death of Contract Owner

If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner .

If no joint owner is named, the contingent owner becomes the Contract Owner .

If no contingent owner is named, the beneficiary becomes the Contract Owner .

If no beneficiary survives the Contract Owner , the last surviving Contract Owner 's estate becomes the Contract Owner .

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in "Appendix C: Contract Types and Tax Information . "

Death of Annuitant

If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the contingent annuitant becomes the Annuitant and no death benefit is payable.  If no contingent annuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner 's estate will receive the death benefit.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the Contract Owner /Annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the Contract Owner /Annuitant, the last surviving Contract Owner 's estate will receive the death benefit.

If the Contract Owner /Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity (please see the "Annuity Payment Options" section for additional information); or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.    After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the Fixed Account or GTO will remain invested and will not be allocated to the available money market Sub-Account.

Death Benefit Calculations

An applicant may elect either the standard death benefit or an available death benefit option under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see "Synopsis of the Contracts"). If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.   Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.  See the "Operation of the Contract" section for additional information.

Standard Death Benefit

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than

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or equal to $3,000,000, the standard death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any 5 year contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)
(a)if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any 5 year contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

The standard death benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

One-Year Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Year Enhanced Death Benefit II Option.  The One-Year Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) for contracts with Annuitants age 80 or younger at the time of application.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)
(a)if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

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The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)
(a)      if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

One-Year Enhanced Death Benefit Option

For an additional charge equal to an annualized rate of 0.10% of the Daily Net Assets of the Variable Account, an applicant can purchase the One-Year Enhanced Death Benefit Option.  The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.  This option is the same as the One-Year Enhanced Death Benefit II Option except for the price and there is no restriction on the Annuitant's age.

Spousal Protection Feature

The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge.  The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts.  The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner .  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner ;

(2)	The spouses must be co-annuitants;

(3)	Both spouses must be age 85 or younger at the time the contract is issued;

(4)	Both spouses must be named as beneficiaries;

(5)	No person other than the spouse may be named as Contract Owner , Annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner ); and

(7)
If the Contract Owner requests to add a co-annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.

If a co-annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner .  Additionally, if the death benefit value is higher than the Contract Value at the time of the first co-annuitant's death, Nationwide will adjust the Contract Value to equal the death

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benefit value.  The surviving co-annuitant may then name a new beneficiary but may not name another co-annuitant.

If the marriage of the co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse . Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the CDSC provisions of the contract.

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin.  Generally, the Contract Owner designates the Annuity Commencement Date at the time of application.  If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90 for Non-Qualified Contracts and the date the Contract Owner reaches age 70½ for all other contract types.

The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.  The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.

Annuity Commencement Date and Lifetime Income Options

If the Contract Owner elected a Lifetime Income Option, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the Lifetime Income Option.  Deferring the Annuity Commencement Date may have negative tax consequences.  See "Required Distributions for IRAs, SEP IRAs, Simple IRAs and Roth IRAs" in "Appendix C: Contract Types and Tax Information , " the "10% Lifetime Income Option," the "7% Lifetime Income Option," and the "5% Lifetime Income Option" provisions in this prospectus.  Consult a qualified tax advisor .

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments.  If the Contract Owner has elected a Lifetime Income Option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the Lifetime Income Option.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above see "Required Distributions" in "Appendix C: Contract Types and Tax Information . "

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be moved to the Variable Account prior to the Annuitization Date.  There are no restrictions on Fixed Account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner .

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments.  Premium taxes are deducted prior to determining fixed annuity payments.  The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

Variable Annuity Payments

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in " Appendix A : Underlying Mutual Funds."  T he Static Asset Allocation Models are not available after annuitization.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of purchase payments allocated to provide variable annuity payments;

•	the Variable Account value on the Annuitization Date;

•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;

•	the annuity payment option elected;

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•	the frequency of annuity payments;

•	the Annuitization Date;

•	the assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date.  This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.

The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one underlying mutual fund to another.  After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.

The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due.  The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.  Nationwide uses a 3.5% assumed investment return factor.  Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity U nit values for Sub-Accounts are determined by:

(1)
multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account for the subsequent Valuation Period (see "Determining the Contract Value – Determining Variable Account Value – Valuing an Accumulation Unit"); and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100.  The payment frequency will be changed to an interval that will result in payments of at least $100.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Annuity Payment Options

The Annuitant must elect an annuity payment option before the Annuitization Date.  If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.

Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.  See the "Operation of the Contract" section for additional information.

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see "Synopsis of the Contracts").  If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.  If you are permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.

Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000

If, at the Annuitization Date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

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•	Single Life;

•	Standard Joint and Survivor; and

•	Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant.

Payments will cease with the last payment before the Annuitant's death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment.  The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant.  After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant.  As is the case of the Single Life annuity payment option, there is no guaranteed number of payments.  Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer.  The term may be either 10 or 20 years.

If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available.  Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000

If, at the Annuitization Date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Annuitization of Amounts Greater than $5,000,000

Additionally, we may limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, the Contract Owner must:

(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial surrender from the contract;

(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or

(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.

Statements and Reports

Nationwide will mail Contract Owner s statements and reports.  Therefore, Contract Owner s should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owner s can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify Contract Owner s by email when important documents (statements, prospectuses and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to www.nationwide.com/login.

Contract Owner s should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owner s in the same household, Nationwide will mail only one copy of each document, unless notified

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otherwise by the Contract Owner (s).  Household delivery will continue for the life of the contracts.

A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by calling 1-866-223-0303 or by writing to the address on page 1 of this prospectus.  Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigations matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, the allocation of compensation, revenue sharing and bidding arrangements, market-timing, anticompetitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

A promotional and marketing arrangement associated with the Company's offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board. If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 10, 2011, the plaintiff filed a Notice of Dismissal. The Company continues to defend this case vigorously.

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On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. On April 2, 2010, NRS and NLIC filed an answer. On June 4, 2010, the plaintiffs filed a motion for class certification. On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification. On October 17, 2010, Twanna Brown filed a motion to intervene in this case. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown's motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown's motion to stay. On February 28, 2011, the Court entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification. On March 3, 2011, ASEA and PEBCO filed a cross claim against NLIC and NRS seeking indemnification. On March 9, 2011, the Court severed the cross claim. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on Behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et al. The plaintiffs seek to represent a class of all current or former NEA members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated ERISA by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On May 23, 2008, the Court granted the defendants' motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case and entered judgment. The plaintiffs did not file a writ of certiorari with the US Supreme Court. NLIC intends to continue to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On March 2, 2011, the Company filed its brief in the 2nd Circuit Court of Appeals. NLIC continues to defend this lawsuit vigorously.

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On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company . The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc. The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of "All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of " All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS. The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS. The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($18,586, 380 ), prejudgment interest, loss of investment income from ING due to Nationwide's assessment of the market value adjustment, and an accounting. On March 8, 2007 the Company filed a motion to remove this case from state court to federal court in Missouri. On March 20, 2007 the State filed a motion to remand to state court and to stay court order. On April 3, 2007 the case was remanded to state court. On June 25, 2007 the Companies filed an Answer. On October 16, 2009, the plaintiff filed a partial motion for summary judgment. On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies. On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted Nationwide's motion for summary judgment and dismissed the case. On March 8, 2011, the Missouri Court of Appeals reversed the granting of Nationwide's motion for summary judgment and directed the trial court to enter judgment in favor of the State and against Nationwide in the amount of $18,586, 380 , plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. The Companies intend to defend this case vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 03330
Securities Act of 1933 Registration File No. 333-103093

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Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

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Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis
Company, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

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Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

73

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF

Huntington VA Funds - Huntington VA International Equity Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks total return on its assets.

Huntington VA Funds - Huntington VA Situs Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Invesco - Invesco V.I. Capital Appreciation Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

74

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

75

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

76

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index (“MSCI EAFE»
Index”) as closely as possible before the deduction of Fund expenses.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other
Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor
Destinations Funds.
Designation: FF

77

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor
Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and
Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

78

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company,
LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman
Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management
Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management;
Neuberger Berman Management, Inc.; Putnam Investment Management, LLC;
and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - NVIT Worldwide Leaders Fund: Class VI (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class VI)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

79

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

80

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed
Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

81

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.
Designation: STTF

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

82

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with all optional benefits available on December 31, 20 10 (the maximum Variable Account charge of 2.05%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                  1-800-848-6331, TDD 1-800-238-3035
writing:                                  Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                           www.nationwide.com

The following underlying mutual funds were added to the Variable Account effective May 1, 2010, therefore; no Condensed Financial Information is available:

Nationwide Variable Insurance Trust
•	American Century NVIT Growth Fund: Class II
PIMCO Variable Insurance Trust
•	Total Return Portfolio: Advisor Class

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.034889	14.534214	11.50%	62,308	2010
	10.956904	13.034889	18.97%	64,791	2009
	18.690560	10.956904	-41.38%	99,009	2008
	18.032753	18.690560	3.65%	124,086	2007
	15.593547	18.032753	15.64%	145,120	2006
	15.081312	15.593547	3.40%	156,820	2005
	13.717395	15.081312	9.94%	164,029	2004
	10.000000	13.717395	37.17%	101,964	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.664793	23.356111	25.13%	161,956	2010
	13.235829	18.664793	41.02%	116,635	2009
	20.839679	13.235829	-36.49%	69,782	2008
	20.766243	20.839679	0.35%	40,716	2007
	18.394800	20.766243	12.89%	39,881	2006
	17.450976	18.394800	5.41%	45,154	2005
	14.826000	17.450976	17.71%	44,343	2004
	10.000000	14.826000	48.26%	24,182	2003*

83

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.627445	13.121239	3.91%	1,583,998	2010
	11.590410	12.627445	8.95%	1,482,196	2009
	11.914534	11.590410	-2.72%	1,114,857	2008
	11.008718	11.914534	8.23%	635,444	2007
	10.962430	11.008718	0.42%	643,393	2006
	10.918983	10.962430	0.40%	590,851	2005
	10.439405	10.918983	4.59%	408,800	2004
	10.000000	10.439405	4.39%	96,256	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.245674	14.908262	12.55%	72,705	2010
	11.377543	13.245674	16.42%	74,707	2009
	17.634281	11.377543	-35.48%	90,677	2008
	17.918223	17.634281	-1.58%	99,805	2007
	15.517116	17.918223	15.47%	120,140	2006
	15.018694	15.517116	3.32%	131,582	2005
	13.496328	15.018694	11.28%	133,785	2004
	10.000000	13.496328	34.96%	81,948	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.314461	14.482922	17.61%	495,196	2010
	9.597456	12.314461	28.31%	416,284	2009
	12.861436	9.597456	-25.38%	332,326	2008
	13.335329	12.861436	-3.55%	295,694	2007
	11.220590	13.335329	18.85%	195,054	2006
	10.000000	11.220590	12.21%	61,314	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.084265	13.111331	8.50%	306,142	2010
	10.000000	12.084265	20.84%	88,039	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.477229	21.738352	24.38%	434,664	2010
	14.141452	17.477229	23.59%	324,553	2009
	20.707767	14.141452	-31.71%	311,346	2008
	21.088094	20.707767	-1.80%	305,465	2007
	18.645717	21.088094	13.10%	299,623	2006
	17.589721	18.645717	6.00%	261,618	2005
	14.599264	17.589721	20.48%	205,644	2004
	10.000000	14.599264	45.99%	84,131	2003*

84

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.701928	15.513376	13.22%	1,516,601	2010
	10.997151	13.701928	24.60%	1,486,651	2009
	17.749446	10.997151	-38.04%	1,330,457	2008
	17.103366	17.749446	3.78%	1,423,763	2007
	15.018123	17.103366	13.88%	1,348,855	2006
	14.547372	15.018123	3.24%	1,161,368	2005
	13.336012	14.547372	9.08%	969,281	2004
	10.000000	13.336012	33.36%	332,503	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.793989	15.686839	13.72%	300,171	2010
	11.416659	13.793989	20.82%	221,765	2009
	16.434209	11.416659	-30.53%	212,268	2008
	15.560255	16.434209	5.62%	200,944	2007
	13.545393	15.560255	14.87%	239,915	2006
	13.160630	13.545393	2.92%	289,432	2005
	12.704382	13.160630	3.59%	249,005	2004
	10.000000	12.704382	27.04%	60,268	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.862462	14.046592	29.31%	50,974	2010
	8.737661	10.862462	24.32%	55,788	2009
	14.204831	8.737661	-38.49%	55,371	2008
	16.198118	14.204831	-12.31%	61,073	2007
	15.828751	16.198118	2.33%	64,050	2006
	15.169524	15.828751	4.35%	70,047	2005
	13.819561	15.169524	9.77%	73,052	2004
	10.000000	13.819561	38.20%	25,456	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.356052	14.919895	11.71%	23,987	2010
	11.928954	13.356052	11.96%	17,845	2009
	17.158258	11.928954	-30.48%	18,817	2008
	15.832465	17.158258	8.37%	23,108	2007
	13.833020	15.832465	14.45%	27,918	2006
	13.760220	13.833020	0.53%	31,051	2005
	12.996293	13.760220	5.88%	31,363	2004
	10.000000	12.996293	29.96%	14,823	2003*

85

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	12.141918	12.996350	7.04%	495,513	2010
	10.222693	12.141918	18.77%	510,951	2009
	11.186532	10.222693	-8.62%	575,447	2008
	10.764091	11.186532	3.92%	623,061	2007
	10.478252	10.764091	2.73%	596,446	2006
	10.496221	10.478252	-0.17%	708,118	2005
	10.277156	10.496221	2.13%	594,134	2004
	10.000000	10.277156	2.77%	288,900	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	11.272730	12.541130	11.25%	643,863	2010
	9.200014	11.272730	22.53%	367,948	2009
	12.437405	9.200014	-26.03%	294,231	2008
	11.605434	12.437405	7.17%	227,996	2007
	10.713685	11.605434	8.32%	70,524	2006
	10.000000	10.713685	7.14%	26,890	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	11.165396	12.618539	13.01%	1,883,770	2010
	8.786820	11.165396	27.07%	1,122,235	2009
	13.227994	8.786820	-33.57%	655,484	2008
	12.169729	13.227994	8.70%	382,153	2007
	11.020914	12.169729	10.42%	103,174	2006
	10.000000	11.020914	10.21%	36,018	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.907377	12.495314	14.56%	121,464	2010
	8.411623	10.907377	29.67%	98,093	2009
	13.763321	8.411623	-38.88%	86,398	2008
	12.535369	13.763321	9.80%	109,955	2007
	11.229430	12.535369	11.63%	104,553	2006
	10.000000	11.229430	12.29%	86,944	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.632820	17.235639	17.79%	628,594	2010
	10.030983	14.632820	45.88%	633,937	2009
	22.256534	10.030983	-54.93%	677,213	2008
	15.460332	22.256534	43.96%	617,637	2007
	13.411310	15.460332	15.28%	420,020	2006
	10.000000	13.411310	34.11%	193,188	2005*

86

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.589574	15.437284	13.60%	1,417,237	2010
	10.584588	13.589574	28.39%	1,382,052	2009
	18.724223	10.584588	-43.47%	1,414,942	2008
	18.705230	18.724223	0.10%	1,523,613	2007
	15.777855	18.705230	18.55%	1,452,988	2006
	15.118716	15.777855	4.36%	1,288,092	2005
	13.749992	15.118716	9.95%	1,006,068	2004
	10.000000	13.749992	37.50%	319,464	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.834093	15.713867	22.44%	568,984	2010
	10.146051	12.834093	26.49%	560,531	2009
	19.479922	10.146051	-47.92%	571,024	2008
	15.559606	19.479922	25.20%	562,001	2007
	14.769421	15.559606	5.35%	489,828	2006
	14.161509	14.769421	4.29%	468,492	2005
	13.892476	14.161509	1.94%	430,073	2004
	10.000000	13.892476	38.92%	133,332	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	12.368667	13.149276	6.31%	3,182,914	2010
	10.836274	12.368667	14.14%	4,271,065	2009
	11.355411	10.836274	-4.57%	3,625,195	2008
	11.037441	11.355411	2.88%	3,269,397	2007
	10.721986	11.037441	2.94%	1,779,854	2006
	10.644691	10.721986	0.73%	1,036,325	2005
	10.335483	10.644691	2.99%	651,511	2004
	10.000000	10.335483	3.35%	176,651	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.597277	27.448841	27.09%	1,308,288	2010
	15.633776	21.597277	38.14%	1,242,911	2009
	26.188192	15.633776	-40.30%	1,163,105	2008
	22.971128	26.188192	14.00%	1,180,821	2007
	20.673509	22.971128	11.11%	1,029,551	2006
	17.720724	20.673509	16.66%	868,183	2005
	14.380974	17.720724	23.22%	478,654	2004
	10.000000	14.380974	43.81%	107,627	2003*

87

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.170300	20.265788	11.53%	50,161	2010
	14.563164	18.170300	24.77%	51,742	2009
	26.289867	14.563164	-44.61%	85,194	2008
	22.722492	26.289867	15.70%	96,312	2007
	19.517361	22.722492	16.42%	113,764	2006
	16.621745	19.517361	17.42%	122,563	2005
	14.839398	16.621745	12.01%	148,401	2004
	10.000000	14.839398	48.39%	92,885	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.078842	13.471412	11.53%	615,883	2010
	9.682539	12.078842	24.75%	596,721	2009
	17.474744	9.682539	-44.59%	623,379	2008
	15.102611	17.474744	15.71%	624,804	2007
	12.967855	15.102611	16.46%	587,767	2006
	11.047743	12.967855	17.38%	499,372	2005
	10.000000	11.047743	10.48%	270,416	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	17.002078	21.233217	24.89%	104,596	2010
	10.944702	17.002078	55.35%	104,465	2009
	22.729091	10.944702	-51.85%	118,777	2008
	21.808314	22.729091	4.22%	146,166	2007
	19.017044	21.808314	14.68%	170,881	2006
	18.781893	19.017044	1.25%	171,869	2005
	16.690522	18.781893	12.53%	187,641	2004
	10.000000	16.690522	66.91%	59,172	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.639189	11.849673	11.38%	954,042	2010
	7.937530	10.639189	34.04%	839,921	2009
	11.415294	7.937530	-30.47%	877,579	2008
	11.130667	11.415294	2.56%	840,340	2007
	10.000000	11.130667	11.31%	256,319	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.803199	16.461351	19.26%	522,634	2010
	11.899829	13.803199	15.99%	487,878	2009
	16.513537	11.899829	-27.94%	587,615	2008
	17.168132	16.513537	-3.81%	713,100	2007
	14.828269	17.168132	15.78%	821,135	2006
	14.503361	14.828269	2.24%	832,100	2005
	13.218232	14.503361	9.72%	699,061	2004
	10.000000	13.218232	32.18%	193,813	2003*

88

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.922968	22.717145	26.75%	695,914	2010
	14.038386	17.922968	27.67%	971,445	2009
	21.202291	14.038386	-33.79%	426,232	2008
	21.973252	21.202291	-3.51%	425,377	2007
	19.001500	21.973252	15.64%	379,010	2006
	17.672605	19.001500	7.52%	320,450	2005
	14.447416	17.672605	22.32%	175,554	2004
	10.000000	14.447416	44.47%	39,026	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.504046	9.268258	8.99%	72,394	2010
	6.604890	8.504046	28.75%	51,583	2009
	10.000000	6.604890	-33.95%	12,930	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.349715	18.992316	16.16%	251,136	2010
	9.580883	16.349715	70.65%	244,305	2009
	20.479456	9.580883	-53.22%	282,048	2008
	16.098968	20.479456	27.21%	328,443	2007
	12.706625	16.098968	26.70%	198,687	2006
	10.000000	12.706625	27.07%	85,210	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	19.269721	20.649570	7.16%	50,572	2010
	14.224700	19.269721	35.47%	49,384	2009
	24.136152	14.224700	-41.06%	58,168	2008
	21.149341	24.136152	14.12%	73,308	2007
	17.616721	21.149341	20.05%	82,138	2006
	16.176154	17.616721	8.91%	97,493	2005
	13.806194	16.176154	17.17%	110,116	2004
	10.000000	13.806194	38.06%	61,646	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.750921	14.735603	7.16%	712,216	2010
	10.139330	13.750921	35.62%	806,664	2009
	17.208279	10.139330	-41.08%	2,137,640	2008
	15.080228	17.208279	14.11%	1,414,038	2007
	12.559684	15.080228	20.07%	832,198	2006
	11.536447	12.559684	8.87%	358,393	2005
	10.000000	11.536447	15.36%	147,886	2004*

89

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.785942	16.717648	13.06%	890,990	2010
	12.602913	14.785942	17.32%	696,358	2009
	12.004450	12.602913	4.99%	766,523	2008
	10.938098	12.004450	9.75%	539,482	2007
	9.805659	10.938098	11.55%	247,672	2006
	10.000000	9.805659	-1.94%	66,770	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.316321	3.16%	8	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.291768	12.92%	7	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.840138	13.483719	13.88%	69,141	2010
	9.922204	11.840138	19.33%	76,607	2009
	17.495452	9.922204	-43.29%	84,486	2008
	15.841438	17.495452	10.44%	120,103	2007
	15.109879	15.841438	4.84%	120,996	2006
	14.077552	15.109879	7.33%	94,454	2005
	13.393156	14.077552	5.11%	91,308	2004
	10.000000	13.393156	33.93%	27,866	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.867684	18.582729	17.11%	143,580	2010
	11.305219	15.867684	40.36%	140,959	2009
	21.631595	11.305219	-47.74%	143,621	2008
	19.796443	21.631595	9.27%	153,993	2007
	17.225829	19.796443	14.92%	141,093	2006
	15.947910	17.225829	8.01%	144,563	2005
	13.996305	15.947910	13.94%	100,484	2004
	10.000000	13.996305	39.96%	30,935	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.873555	12.755306	7.43%	466,256	2010
	10.000000	11.873555	18.74%	258,224	2009*

90

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	16.150346	17.260958	6.88%	121,477	2010
	13.009955	16.150346	24.14%	103,263	2009
	15.679494	13.009955	-17.03%	103,905	2008
	14.383232	15.679494	9.01%	103,316	2007
	13.177656	14.383232	9.15%	121,807	2006
	12.381972	13.177656	6.43%	133,233	2005
	11.566752	12.381972	7.05%	136,098	2004
	10.000000	11.566752	15.67%	65,621	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.778978	19.765890	5.26%	690,654	2010
	13.010568	18.778978	44.34%	589,984	2009
	23.634716	13.010568	-44.95%	428,840	2008
	17.499988	23.634716	35.06%	228,496	2007
	16.224004	17.499988	7.86%	87,928	2006
	14.581300	16.224004	11.27%	74,728	2005
	12.504147	14.581300	16.61%	72,444	2004
	10.000000	12.504147	25.04%	41,889	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.266270	12.66%	14,972	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.855871	28.248365	23.59%	720,959	2010
	12.911924	22.855871	77.01%	928,727	2009
	27.333053	12.911924	-52.76%	913,274	2008
	21.591304	27.333053	26.59%	730,157	2007
	14.889076	21.591304	45.01%	401,043	2006
	11.408889	14.889076	30.50%	50,241	2005
	10.000000	11.408889	14.09%	28,162	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	33.886132	41.876759	23.58%	17,527	2010
	19.143301	33.886132	77.01%	18,424	2009
	40.540238	19.143301	-52.78%	21,619	2008
	32.037740	40.540238	26.54%	22,982	2007
	22.102874	32.037740	44.95%	23,384	2006
	16.946477	22.102874	30.43%	30,077	2005
	14.444423	16.946477	17.32%	33,289	2004
	10.000000	14.444423	44.44%	24,758	2003*

91

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.013209	15.535406	10.86%	81,915	2010
	10.191716	14.013209	37.50%	84,789	2009
	16.360596	10.191716	-37.71%	90,020	2008
	14.908348	16.360596	9.74%	103,225	2007
	14.054703	14.908348	6.07%	132,889	2006
	13.641189	14.054703	3.03%	166,557	2005
	12.662180	13.641189	7.73%	139,008	2004
	10.000000	12.662180	26.62%	28,924	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.019700	17.611740	9.94%	1,582,517	2010
	13.234707	16.019700	21.04%	1,837,767	2009
	19.906881	13.234707	-33.52%	606,737	2008
	18.718319	19.906881	6.35%	466,946	2007
	15.713331	18.718319	19.12%	320,410	2006
	14.930108	15.713331	5.25%	165,952	2005
	13.153700	14.930108	13.51%	86,111	2004
	10.000000	13.153700	31.54%	25,072	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.760516	7.61%	95,655	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.312225	10.732383	4.07%	1,321,950	2010
	9.205394	10.312225	12.02%	1,631,001	2009
	10.757043	9.205394	-14.42%	2,417,944	2008
	10.387234	10.757043	3.56%	2,504,771	2007
	10.084028	10.387234	3.01%	1,478,431	2006
	10.055878	10.084028	0.28%	570,036	2005
	10.094213	10.055878	-0.38%	485,480	2004
	10.000000	10.094213	0.94%	112,130	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.481440	13.575238	18.24%	32,233	2010
	9.462012	11.481440	21.34%	29,931	2009
	15.815002	9.462012	-40.17%	32,763	2008
	15.918034	15.815002	-0.65%	36,769	2007
	15.299187	15.918034	4.04%	42,814	2006
	15.040887	15.299187	1.72%	37,998	2005
	13.600525	15.040887	10.59%	28,564	2004
	10.000000	13.600525	36.01%	2,999	2003*

92

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.504527	16.400315	21.44%	261,513	2010
	10.394877	13.504527	29.92%	295,792	2009
	17.365394	10.394877	-40.14%	332,435	2008
	16.325586	17.365394	6.37%	2,345,229	2007
	14.524712	16.325586	12.40%	1,213,195	2006
	13.750324	14.524712	5.63%	258,626	2005
	12.279585	13.750324	11.98%	89,616	2004
	10.000000	12.279585	22.80%	21,645	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.455035	13.931081	11.85%	1,488,082	2010
	10.000000	12.455035	24.55%	43,137	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.307778	10.306485	10.73%	15,080,901	2010
	7.629628	9.307778	22.00%	12,369,142	2009
	10.991163	7.629628	-30.58%	6,702,114	2008
	10.476339	10.991163	4.91%	3,950,919	2007
	10.000000	10.476339	4.76%	1,564,890	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.514432	11.016128	4.77%	4,472,768	2010
	9.484428	10.514432	10.86%	3,424,459	2009
	10.645730	9.484428	-10.91%	1,628,685	2008
	10.458382	10.645730	1.79%	827,288	2007
	10.000000	10.458382	4.58%	268,429	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.326441	11.361285	10.02%	1,065,331	2010
	7.377345	10.326441	39.98%	973,447	2009
	12.162544	7.377345	-39.34%	739,115	2008
	10.759272	12.162544	13.04%	528,205	2007
	10.000000	10.759272	7.59%	257,005	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.605881	10.054668	16.83%	1,975,564	2010
	6.273149	8.605881	37.19%	1,810,590	2009
	11.375941	6.273149	-44.86%	1,485,640	2008
	10.285224	11.375941	10.60%	1,028,580	2007
	10.000000	10.285224	2.85%	434,227	2006*

93

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.763734	8.516788	9.70%	5,481,282	2010
	6.009658	7.763734	29.19%	3,919,920	2009
	9.816107	6.009658	-38.78%	1,442,019	2008
	10.000000	9.816107	-1.84%	212,179	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.093811	16.882971	11.85%	83,611	2010
	10.458553	15.093811	44.32%	96,065	2009
	14.692698	10.458553	-28.82%	117,694	2008
	14.412770	14.692698	1.94%	149,392	2007
	13.182227	14.412770	9.33%	199,272	2006
	13.025117	13.182227	1.21%	272,035	2005
	11.968242	13.025117	8.83%	361,045	2004
	10.000000	11.968242	19.68%	155,096	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.969129	13.388591	11.86%	1,688,513	2010
	8.288832	11.969129	44.40%	1,199,490	2009
	11.662156	8.288832	-28.93%	824,757	2008
	11.436266	11.662156	1.98%	805,730	2007
	10.460288	11.436266	9.33%	564,699	2006
	10.000000	10.460288	4.60%	291,953	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.733391	8.820667	14.06%	147,759	2010
	5.114540	7.733391	51.20%	113,514	2009
	10.000000	5.114540	-48.85%	6,982	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.952881	9.713768	22.14%	1,369,638	2010
	6.128884	7.952881	29.76%	2,674,500	2009
	10.000000	6.128884	-38.71%	3,127,326	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.127013	9.235097	13.63%	455,211	2010
	6.363626	8.127013	27.71%	204,984	2009
	10.000000	6.363626	-36.36%	97,152	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.389621	10.247522	9.14%	3,509,183	2010
	7.927537	9.389621	18.44%	1,765,210	2009
	10.000000	7.927537	-20.72%	378,240	2008*

94

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.842676	9.823944	11.10%	8,885,708	2010
	7.204634	8.842676	22.74%	4,659,340	2009
	10.000000	7.204634	-27.95%	781,370	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.143105	10.708329	5.57%	2,349,184	2010
	9.078992	10.143105	11.72%	1,730,306	2009
	10.000000	9.078992	-9.21%	406,041	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.116587	10.036480	10.09%	8,919,553	2010
	7.562819	9.116587	20.54%	4,598,715	2009
	10.000000	7.562819	-24.37%	1,248,891	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.559890	9.587811	12.01%	5,224,605	2010
	6.841204	8.559890	25.12%	3,460,479	2009
	10.000000	6.841204	-31.59%	2,121,221	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.664334	10.416230	7.78%	2,419,793	2010
	8.307908	9.664334	16.33%	1,274,715	2009
	10.000000	8.307908	-16.92%	432,736	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.569931	11.156576	5.55%	755,531	2010
	9.846940	10.569931	7.34%	1,185,400	2009
	10.000000	9.846940	-1.53%	45,420	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.340265	12.119428	6.87%	129,342	2010
	9.852755	11.340265	15.10%	80,342	2009
	10.000000	9.852755	-1.47%	21,244	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	33.815985	38.746446	14.58%	13,488	2010
	20.975923	33.815985	61.21%	15,423	2009
	50.440300	20.975923	-58.41%	23,197	2008
	35.146754	50.440300	43.51%	39,578	2007
	26.082562	35.146754	34.75%	47,163	2006
	19.938759	26.082562	30.81%	65,312	2005
	16.747920	19.938759	19.05%	71,796	2004
	10.000000	16.747920	67.48%	40,038	2003*

95

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	20.083189	23.006594	14.56%	634,627	2010
	12.457530	20.083189	61.21%	651,771	2009
	29.909118	12.457530	-58.35%	604,909	2008
	20.803597	29.909118	43.77%	763,480	2007
	15.411174	20.803597	34.99%	536,439	2006
	11.767045	15.411174	30.97%	385,207	2005
	10.000000	11.767045	17.67%	124,672	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.304475	12.744590	3.58%	3,049,932	2010
	12.121741	12.304475	1.51%	4,369,489	2009
	11.383970	12.121741	6.48%	4,728,497	2008
	10.747750	11.383970	5.92%	3,503,328	2007
	10.520907	10.747750	2.16%	2,231,883	2006
	10.306612	10.520907	2.08%	1,334,956	2005
	10.097116	10.306612	2.07%	712,630	2004
	10.000000	10.097116	0.97%	329,385	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.993821	7.812388	11.70%	332,995	2010
	5.465521	6.993821	27.96%	295,905	2009
	10.000000	5.465521	-45.34%	70,617	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.412370	8.930901	6.16%	328,990	2010
	6.617105	8.412370	27.13%	275,225	2009
	11.762888	6.617105	-43.75%	114,955	2008
	10.879072	11.762888	8.12%	97,679	2007
	10.000000	10.879072	8.79%	33,395	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.741444	17.836829	13.31%	734,918	2010
	12.518763	15.741444	25.74%	757,204	2009
	20.052686	12.518763	-37.57%	779,214	2008
	19.146442	20.052686	4.73%	792,261	2007
	16.572991	19.146442	15.53%	715,041	2006
	15.533235	16.572991	6.69%	515,861	2005
	13.780963	15.533235	12.72%	336,284	2004
	10.000000	13.780963	37.81%	123,566	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.550746	12.538559	8.55%	736,697	2010
	10.000000	11.550746	15.51%	200,244	2009*

96

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.110672	13.411681	10.74%	1,858,112	2010
	10.000000	12.110672	21.11%	864,519	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.471040	13.054060	4.67%	2,347,436	2010
	11.565462	12.471040	7.83%	1,799,805	2009
	12.449849	11.565462	-7.10%	1,274,549	2008
	11.952305	12.449849	4.16%	803,008	2007
	11.388958	11.952305	4.95%	705,204	2006
	11.152306	11.388958	2.12%	694,486	2005
	10.780499	11.152306	3.45%	655,198	2004
	10.000000	10.780499	7.80%	149,166	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.218297	15.588745	9.64%	8,390,680	2010
	12.073397	14.218297	17.77%	7,368,184	2009
	15.902704	12.073397	-24.08%	6,065,283	2008
	15.226962	15.902704	4.44%	5,727,126	2007
	13.833145	15.226962	10.08%	4,770,625	2006
	13.283730	13.833145	4.14%	3,462,681	2005
	12.268354	13.283730	8.28%	2,513,843	2004
	10.000000	12.268354	22.68%	573,509	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.230066	16.987195	11.54%	7,086,774	2010
	12.385996	15.230066	22.96%	6,245,621	2009
	18.263302	12.385996	-32.18%	6,151,367	2008
	17.406379	18.263302	4.92%	5,268,304	2007
	15.372992	17.406379	13.23%	3,539,345	2006
	14.524167	15.372992	5.84%	1,906,531	2005
	13.107980	14.524167	10.80%	1,173,760	2004
	10.000000	13.107980	31.08%	283,228	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.418114	14.393460	7.27%	2,900,993	2010
	11.848856	13.418114	13.24%	2,731,905	2009
	14.109371	11.848856	-16.02%	2,573,395	2008
	13.484310	14.109371	4.64%	2,439,953	2007
	12.581077	13.484310	7.18%	2,233,929	2006
	12.180624	12.581077	3.29%	1,646,247	2005
	11.499098	12.180624	5.93%	1,146,257	2004
	10.000000	11.499098	14.99%	354,433	2003*

97

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.866024	22.288107	24.75%	449,208	2010
	13.216175	17.866024	35.18%	460,683	2009
	21.043186	13.216175	-37.19%	442,381	2008
	19.793057	21.043186	6.32%	473,365	2007
	18.220786	19.793057	8.63%	452,505	2006
	16.442762	18.220786	10.81%	418,602	2005
	14.372884	16.442762	14.40%	318,466	2004
	10.000000	14.372884	43.73%	115,668	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.744251	10.620705	-1.15%	4,248,760	2010
	10.864686	10.744251	-1.11%	4,044,712	2009
	10.769904	10.864686	0.88%	5,268,231	2008
	10.397563	10.769904	3.58%	3,251,176	2007
	10.062340	10.397563	3.33%	2,014,139	2006
	9.914556	10.062340	1.49%	1,511,481	2005
	9.949175	9.914556	-0.35%	876,288	2004
	10.000000	9.949175	-0.51%	396,345	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.556122	13.725856	9.32%	681,586	2010
	10.212412	12.556122	22.95%	541,514	2009
	12.491118	10.212412	-18.24%	446,777	2008
	12.078610	12.491118	3.42%	500,099	2007
	11.654865	12.078610	3.64%	449,896	2006
	11.538532	11.654865	1.01%	334,075	2005
	10.956856	11.538532	5.31%	229,701	2004
	10.000000	10.956856	9.57%	100,113	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.176393	9.198227	12.50%	1,625,300	2010
	6.077196	8.176393	34.54%	2,778,612	2009
	10.000000	6.077196	-39.23%	2,768,334	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	15.043154	15.746802	4.68%	14,973	2010
	11.750680	15.043154	28.02%	15,048	2009
	22.211152	11.750680	-47.10%	19,132	2008
	21.878393	22.211152	1.52%	26,122	2007
	18.081550	21.878393	21.00%	28,702	2006
	16.362769	18.081550	10.50%	32,400	2005
	13.794301	16.362769	18.62%	40,181	2004
	10.000000	13.794301	37.94%	10,359	2003*

98

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.576559	11.066662	4.63%	556,349	2010
	8.262755	10.576559	28.00%	501,653	2009
	15.610335	8.262755	-47.07%	1,303,274	2008
	15.377993	15.610335	1.51%	1,611,321	2007
	12.708823	15.377993	21.00%	975,898	2006
	11.499254	12.708823	10.52%	497,730	2005
	10.000000	11.499254	14.99%	124,947	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.070301	9.202757	14.03%	1,390,102	2010
	6.311593	8.070301	27.86%	1,688,441	2009
	10.000000	6.311593	-36.88%	18,668	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.934264	8.842733	11.45%	581,435	2010
	6.299706	7.934264	25.95%	509,201	2009
	10.000000	6.299706	-37.00%	43,458	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.792888	9.742267	25.01%	1,374,095	2010
	6.221846	7.792888	25.25%	2,085,792	2009
	10.000000	6.221846	-37.78%	1,003,779	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.648417	10.227396	18.26%	921,221	2010
	6.705806	8.648417	28.97%	1,516,816	2009
	10.000000	6.705806	-32.94%	1,997,696	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	12.037789	14.886743	23.67%	151,443	2010
	9.574786	12.037789	25.72%	183,987	2009
	18.117657	9.574786	-47.15%	196,205	2008
	16.739290	18.117657	8.23%	238,615	2007
	16.442630	16.739290	1.80%	214,800	2006
	15.439101	16.442630	6.50%	193,249	2005
	13.801295	15.439101	11.87%	117,529	2004
	10.000000	13.801295	38.01%	57,049	2003*

99

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	17.430204	21.791420	25.02%	207,853	2010
	14.009965	17.430204	24.41%	204,856	2009
	20.935362	14.009965	-33.08%	229,635	2008
	22.830704	20.935362	-8.30%	271,094	2007
	19.723493	22.830704	15.75%	323,654	2006
	19.412385	19.723493	1.60%	318,761	2005
	16.785277	19.412385	15.65%	289,367	2004
	10.000000	16.785277	67.85%	97,297	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.232892	21.290055	23.54%	495,244	2010
	12.968402	17.232892	32.88%	514,396	2009
	21.282196	12.968402	-39.06%	675,298	2008
	21.130800	21.282196	0.72%	706,123	2007
	19.128034	21.130800	10.47%	665,832	2006
	17.275766	19.128034	10.72%	487,665	2005
	14.713013	17.275766	17.42%	311,577	2004
	10.000000	14.713013	47.13%	94,105	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.932384	14.474172	11.92%	1,037,601	2010
	10.419872	12.932384	24.11%	1,816,524	2009
	18.053627	10.419872	-42.28%	2,191,726	2008
	16.928560	18.053627	6.65%	1,889,754	2007
	15.101256	16.928560	12.10%	1,038,251	2006
	14.271744	15.101256	5.81%	310,135	2005
	13.181105	14.271744	8.27%	190,101	2004
	10.000000	13.181105	31.81%	48,074	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.211786	9.254814	28.33%	1,706,600	2010
	5.589945	7.211786	29.01%	1,736,104	2009
	10.000000	5.589945	-44.10%	86,856	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.446897	10.576649	1.24%	868,476	2010
	9.866941	10.446897	5.88%	881,154	2009
	10.000000	9.866941	-1.33%	134,410	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.313887	14.639901	9.96%	12,206	2010
	10.000000	13.313887	33.14%	8,537	2009*

100

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.937743	13.878241	7.27%	3,457,544	2010
	10.000000	12.937743	29.38%	24,883	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.934195	13.596896	5.12%	1,317,370	2010
	10.000000	12.934195	29.34%	2,087,832	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.072345	16.059186	14.12%	586,924	2010
	11.098645	14.072345	26.79%	555,118	2009
	17.884339	11.098645	-37.94%	641,972	2008
	18.577828	17.884339	-3.73%	1,386,846	2007
	16.262888	18.577828	14.23%	824,740	2006
	15.826204	16.262888	2.76%	264,404	2005
	13.674044	15.826204	15.74%	159,001	2004
	10.000000	13.674044	36.74%	61,312	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.874272	14.720264	14.34%	1,037,948	2010
	9.344243	12.874272	37.78%	1,119,113	2009
	15.846799	9.344243	-41.03%	1,243,385	2008
	15.116328	15.846799	4.83%	1,344,546	2007
	13.025388	15.116328	16.05%	1,273,427	2006
	11.553527	13.025388	12.74%	987,026	2005
	10.000000	11.553527	15.54%	466,348	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.886761	22.745144	14.37%	87,005	2010
	14.436640	19.886761	37.75%	103,264	2009
	24.476392	14.436640	-41.02%	119,920	2008
	23.343167	24.476392	4.85%	150,784	2007
	20.120354	23.343167	16.02%	172,727	2006
	17.844773	20.120354	12.75%	211,596	2005
	15.185545	17.844773	17.51%	242,171	2004
	10.000000	15.185545	51.86%	186,308	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.527302	2.854752	12.96%	467,006	2010
	2.022443	2.527302	24.96%	474,249	2009
	9.574573	2.022443	-78.88%	219,549	2008
	10.000000	9.574573	-4.25%	190,780	2007*

101

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.685734	4.169505	13.13%	134,659	2010
	2.960382	3.685734	24.50%	153,304	2009
	13.977407	2.960382	-78.82%	188,910	2008

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	13.298130	15.225622	14.49%	1,240,303	2010
	10.510501	13.298130	26.52%	1,912,600	2009
	17.324795	10.510501	-39.33%	2,126,714	2008
	16.828784	17.324795	2.95%	1,891,295	2007
	14.834684	16.828784	13.44%	1,276,271	2006
	14.192053	14.834684	4.53%	452,235	2005
	13.154162	14.192053	7.89%	329,525	2004
	10.000000	13.154162	31.54%	112,730	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.744186	21.584374	21.64%	266,019	2010
	13.113862	17.744186	35.31%	269,373	2009
	21.399140	13.113862	-38.72%	763,184	2008
	21.955079	21.399140	-2.53%	578,424	2007
	19.370473	21.955079	13.34%	351,760	2006
	17.860093	19.370473	8.46%	156,250	2005
	15.160168	17.860093	17.81%	103,610	2004
	10.000000	15.160168	51.60%	43,116	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.881912	11.764923	8.11%	234,030	2010
	10.000000	10.881912	8.82%	117,781	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.961461	11.397306	3.98%	1,713,746	2010
	10.000000	10.961461	9.61%	1,178,163	2009*

102

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.656463	13.179160	13.06%	40,399	2010
	9.083964	11.656463	28.32%	38,600	2009
	14.990773	9.083964	-39.40%	48,155	2008
	16.140864	14.990773	-7.13%	58,556	2007
	14.086781	16.140864	14.58%	66,135	2006
	13.542179	14.086781	4.02%	72,490	2005
	12.329674	13.542179	9.83%	56,134	2004
	10.000000	12.329674	23.30%	11,688	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.934733	16.243221	8.76%	9,282	2010
	12.122313	14.934733	23.20%	9,790	2009
	21.880176	12.122313	-44.60%	10,486	2008
	20.426997	21.880176	7.11%	10,986	2007
	16.179193	20.426997	26.25%	11,314	2006
	14.587540	16.179193	10.91%	11,716	2005
	12.700361	14.587540	14.86%	13,105	2004
	10.000000	12.700361	27.00%	20,884	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.987700	16.702690	19.41%	34,350	2010
	8.633740	13.987700	62.01%	22,599	2009
	13.871050	8.633740	-37.76%	13,573	2008
	13.299138	13.871050	4.30%	17,712	2007
	12.759864	13.299138	4.23%	20,882	2006
	12.212644	12.759864	4.48%	32,119	2005
	11.762739	12.212644	3.82%	28,723	2004
	10.000000	11.762739	17.63%	19,297	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.555188	5.55%	21,536	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.918054	11.532700	5.63%	201,428	2010
	10.097843	10.918054	8.12%	227,562	2009
	11.408108	10.097843	-11.49%	1,318,153	2008
	10.969146	11.408108	4.00%	1,696,298	2007
	10.714855	10.969146	2.37%	744,453	2006
	10.428901	10.714855	2.74%	167,141	2005
	10.137329	10.428901	2.88%	79,594	2004
	10.000000	10.137329	1.37%	5,050	2003*

103

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.967320	20.575707	8.48%	11,366	2010
	14.747139	18.967320	28.62%	14,482	2009
	17.547321	14.747139	-15.96%	20,854	2008
	16.685601	17.547321	5.16%	21,398	2007
	15.233456	16.685601	9.53%	25,296	2006
	13.742442	15.233456	10.85%	29,845	2005
	12.629396	13.742442	8.81%	45,100	2004
	10.000000	12.629396	26.29%	31,015	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.825485	18.25%	121,112	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.358197	16.739917	25.32%	147,446	2010
	8.853008	13.358197	50.89%	85,441	2009*

104

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.240195	13.523943	10.49%	1,224	2010
	10.383470	12.240195	17.88%	1,273	2009
	17.875638	10.383470	-41.91%	1,142	2008
	17.405833	17.875638	2.70%	1,142	2007
	15.189296	17.405833	14.59%	1,142	2006
	14.824901	15.189296	2.46%	1,142	2005
	13.608022	14.824901	8.94%	1,142	2004
	10.000000	13.608022	36.08%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.526978	21.732897	24.00%	5,454	2010
	12.543189	17.526978	39.73%	1,383	2009
	19.931126	12.543189	-37.07%	1,428	2008
	20.044400	19.931126	-0.57%	0	2007
	17.918036	20.044400	11.87%	0	2006
	17.154343	17.918036	4.45%	0	2005
	14.707841	17.154343	16.63%	0	2004
	10.000000	14.707841	47.08%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.844314	12.195460	2.96%	25,502	2010
	10.971485	11.844314	7.96%	19,752	2009
	11.381929	10.971485	-3.61%	37,084	2008
	10.613767	11.381929	7.24%	11,863	2007
	10.665985	10.613767	-0.49%	5,650	2006
	10.721060	10.665985	-0.51%	2,188	2005
	10.344356	10.721060	3.64%	1,145	2004
	10.000000	10.344356	3.44%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.438155	13.872054	11.53%	142	2010
	10.782118	12.438155	15.36%	0	2009
	16.865337	10.782118	-36.07%	0	2008
	17.295269	16.865337	-2.49%	0	2007
	15.114823	17.295269	14.43%	65	2006
	14.763325	15.114823	2.38%	65	2005
	13.388693	14.763325	10.27%	65	2004
	10.000000	13.388693	33.89%	0	2003*

105

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.799886	13.751509	16.54%	3,838	2010
	9.280914	11.799886	27.14%	5,491	2009
	12.551742	9.280914	-26.06%	12,374	2008
	13.134493	12.551742	-4.44%	3,672	2007
	11.152811	13.134493	17.77%	46	2006
	10.000000	11.152811	11.53%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.010714	12.912985	7.51%	3,477	2010
	10.000000	12.010714	20.11%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.411804	20.227547	23.25%	6,104	2010
	13.401442	16.411804	22.46%	1,144	2009
	19.804932	13.401442	-32.33%	3,257	2008
	20.355099	19.804932	-2.70%	550	2007
	18.162532	20.355099	12.07%	0	2006
	17.290778	18.162532	5.04%	0	2005
	14.482926	17.290778	19.39%	0	2004
	10.000000	14.482926	44.83%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.866647	14.435165	12.19%	5,089	2010
	10.421639	12.866647	23.46%	66,569	2009
	16.975537	10.421639	-38.61%	66,126	2008
	16.508747	16.975537	2.83%	67,115	2007
	14.628794	16.508747	12.85%	68,019	2006
	14.300041	14.628794	2.30%	64,842	2005
	13.229679	14.300041	8.09%	56,940	2004
	10.000000	13.229679	32.30%	23,308	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.953195	14.596711	12.69%	6,022	2010
	10.819266	12.953195	19.72%	1,777	2009
	15.717602	10.819266	-31.16%	1,767	2008
	15.019248	15.717602	4.65%	549	2007
	13.194185	15.019248	13.83%	1,713	2006
	12.936823	13.194185	1.99%	2,223	2005
	12.603055	12.936823	2.65%	926	2004
	10.000000	12.603055	26.03%	0	2003*

106

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.200065	13.070098	28.14%	0	2010
	8.280264	10.200065	23.19%	0	2009
	13.585320	8.280264	-39.05%	0	2008
	15.634927	13.585320	-13.11%	0	2007
	15.418441	15.634927	1.40%	0	2006
	14.911623	15.418441	3.40%	0	2005
	13.709405	14.911623	8.77%	0	2004
	10.000000	13.709405	37.09%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.541829	13.882899	10.69%	0	2010
	11.304681	12.541829	10.94%	0	2009
	16.410037	11.304681	-31.11%	0	2008
	15.281941	16.410037	7.38%	0	2007
	13.474333	15.281941	13.42%	0	2006
	13.526220	13.474333	-0.38%	583	2005
	12.892635	13.526220	4.91%	583	2004
	10.000000	12.892635	28.93%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.401817	12.093088	6.06%	6,056	2010
	9.687723	11.401817	17.69%	11,999	2009
	10.698526	9.687723	-9.45%	11,647	2008
	10.389604	10.698526	2.97%	11,847	2007
	10.206382	10.389604	1.80%	15,222	2006
	10.317582	10.206382	-1.08%	17,039	2005
	10.195062	10.317582	1.20%	16,561	2004
	10.000000	10.195062	1.95%	9,930	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.801733	11.907821	10.24%	6,614	2010
	8.896602	10.801733	21.41%	7,208	2009
	12.137905	8.896602	-26.70%	7,908	2008
	11.430576	12.137905	6.19%	8,536	2007
	10.648948	11.430576	7.34%	3,244	2006
	10.000000	10.648948	6.49%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.698813	11.981254	11.99%	17,879	2010
	8.496988	10.698813	25.91%	21,755	2009
	12.909459	8.496988	-34.18%	22,461	2008
	11.986381	12.909459	7.70%	23,284	2007
	10.954327	11.986381	9.42%	25,938	2006
	10.000000	10.954327	9.54%	7,802	2005*

107

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.451533	11.864210	13.52%	37,790	2010
	8.134146	10.451533	28.49%	37,800	2009
	13.431918	8.134146	-39.44%	39,070	2008
	12.346527	13.431918	8.79%	39,046	2007
	11.161593	12.346527	10.62%	13,350	2006
	10.000000	11.161593	11.62%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.021066	16.364877	16.72%	753	2010
	9.699975	14.021066	44.55%	582	2009
	21.720703	9.699975	-55.34%	868	2008
	15.227511	21.720703	42.64%	726	2007
	13.330408	15.227511	14.23%	569	2006
	10.000000	13.330408	33.30%	1,579	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.761021	14.364228	12.56%	76,128	2010
	10.030605	12.761021	27.22%	32,543	2009
	17.907811	10.030605	-43.99%	20,542	2008
	18.054937	17.907811	-0.81%	14,306	2007
	15.368821	18.054937	17.48%	19,752	2006
	14.861653	15.368821	3.41%	13,131	2005
	13.640353	14.861653	8.95%	9,447	2004
	10.000000	13.640353	36.40%	1,659	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.051597	14.621627	21.33%	20,179	2010
	9.614980	12.051597	25.34%	5,749	2009
	18.630533	9.614980	-48.39%	7,553	2008
	15.018540	18.630533	24.05%	14,815	2007
	14.386490	15.018540	4.39%	1,652	2006
	13.920691	14.386490	3.35%	1,156	2005
	13.781718	13.920691	1.01%	1,536	2004
	10.000000	13.781718	37.82%	281	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.614755	12.235391	5.34%	163,354	2010
	10.269217	11.614755	13.10%	211,677	2009
	10.860076	10.269217	-5.44%	197,259	2008
	10.653482	10.860076	1.94%	151,789	2007
	10.443820	10.653482	2.01%	33,938	2006
	10.463537	10.443820	-0.19%	15,849	2005
	10.252933	10.463537	2.05%	11,522	2004
	10.000000	10.252933	2.53%	1,803	2003*

108

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.280943	25.541510	25.94%	30,252	2010
	14.815738	20.280943	36.89%	37,077	2009
	25.046511	14.815738	-40.85%	30,574	2008
	22.172632	25.046511	12.96%	26,047	2007
	20.137717	22.172632	10.10%	16,442	2006
	17.419498	20.137717	15.60%	15,711	2005
	14.266319	17.419498	22.10%	4,462	2004
	10.000000	14.266319	42.66%	2,261	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.062622	18.857340	10.52%	0	2010
	13.801097	17.062622	23.63%	0	2009
	25.143740	13.801097	-45.11%	0	2008
	21.932626	25.143740	14.64%	0	2007
	19.011494	21.932626	15.37%	0	2006
	16.339193	19.011494	16.36%	0	2005
	14.721125	16.339193	10.99%	0	2004
	10.000000	14.721125	47.21%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.469080	12.675044	10.51%	8,755	2010
	9.278251	11.469080	23.61%	8,124	2009
	16.899403	9.278251	-45.10%	7,661	2008
	14.740282	16.899403	14.65%	811	2007
	12.772696	14.740282	15.40%	240	2006
	10.981123	12.772696	16.32%	240	2005
	10.000000	10.981123	9.81%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.965456	19.757329	23.75%	3,475	2010
	10.371849	15.965456	53.93%	3,887	2009
	21.738230	10.371849	-52.29%	3,636	2008
	21.050300	21.738230	3.27%	3,851	2007
	18.524206	21.050300	13.64%	4,226	2006
	18.462717	18.524206	0.33%	4,699	2005
	16.557596	18.462717	11.51%	2,144	2004
	10.000000	16.557596	65.58%	155	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.288120	11.354435	10.36%	3,932	2010
	7.746080	10.288120	32.82%	5,116	2009
	11.242463	7.746080	-31.10%	7,372	2008
	11.063397	11.242463	1.62%	6,697	2007
	10.000000	11.063397	10.63%	2,747	2006*

109

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.961698	15.317214	18.17%	9,191	2010
	11.277073	12.961698	14.94%	11,111	2009
	15.793448	11.277073	-28.60%	12,316	2008
	16.571233	15.793448	-4.69%	12,418	2007
	14.443825	16.571233	14.73%	14,342	2006
	14.256750	14.443825	1.31%	13,998	2005
	13.112843	14.256750	8.72%	6,097	2004
	10.000000	13.112843	31.13%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.830295	21.138214	25.60%	25,094	2010
	13.303765	16.830295	26.51%	41,191	2009
	20.277923	13.303765	-34.39%	6,017	2008
	21.209528	20.277923	-4.39%	332	2007
	18.509091	21.209528	14.59%	1,379	2006
	17.372271	18.509091	6.54%	0	2005
	14.332287	17.372271	21.21%	0	2004
	10.000000	14.332287	43.32%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.375293	9.044914	8.00%	0	2010
	6.564641	8.375293	27.58%	0	2009
	10.000000	6.564641	-34.35%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.666580	18.033354	15.11%	0	2010
	9.264846	15.666580	69.10%	326	2009
	19.986509	9.264846	-53.64%	3,229	2008
	15.856537	19.986509	26.05%	15,118	2007
	12.629924	15.856537	25.55%	786	2006
	10.000000	12.629924	26.30%	1,645	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.095180	19.214566	6.19%	0	2010
	13.480387	18.095180	34.23%	0	2009
	23.083871	13.480387	-41.60%	0	2008
	20.414100	23.083871	13.08%	0	2007
	17.160035	20.414100	18.96%	0	2006
	15.901138	17.160035	7.92%	0	2005
	13.696109	15.901138	16.10%	0	2004
	10.000000	13.696109	36.96%	0	2003*

110

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.056913	13.864631	6.19%	18,587	2010
	9.716040	13.056913	34.39%	21,018	2009
	16.641751	9.716040	-41.62%	117,569	2008
	14.718460	16.641751	13.07%	51,721	2007
	12.370668	14.718460	18.98%	15,457	2006
	11.466910	12.370668	7.88%	147	2005
	10.000000	11.466910	14.67%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.168344	15.873629	12.04%	0	2010
	12.187430	14.168344	16.25%	150	2009
	11.715354	12.187430	4.03%	151	2008
	10.773268	11.715354	8.74%	412	2007
	9.746350	10.773268	10.54%	0	2006
	10.000000	9.746350	-2.54%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.300821	3.01%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.274845	12.75%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.118318	12.546534	12.85%	402	2010
	9.402875	11.118318	18.24%	1,802	2009
	16.732514	9.402875	-43.80%	1,793	2008
	15.290591	16.732514	9.43%	2,002	2007
	14.718123	15.290591	3.89%	2,480	2006
	13.838157	14.718123	6.36%	2,446	2005
	13.286364	13.838157	4.15%	2,206	2004
	10.000000	13.286364	32.86%	2,121	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.900273	17.291083	16.05%	2,905	2010
	10.713485	14.900273	39.08%	3,897	2009
	20.688366	10.713485	-48.21%	3,851	2008
	19.108161	20.688366	8.27%	3,403	2007
	16.779275	19.108161	13.88%	2,225	2006
	15.676768	16.779275	7.03%	2,844	2005
	13.884724	15.676768	12.91%	2,215	2004
	10.000000	13.884724	35.85%	1,070	2003*

111

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.801289	12.562358	6.45%	0	2010
	10.000000	11.801289	18.01%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.165981	16.061414	5.90%	0	2010
	12.329177	15.165981	23.01%	0	2009
	14.995676	12.329177	-17.78%	339	2008
	13.883000	14.995676	8.01%	564	2007
	12.835888	13.883000	8.16%	296	2006
	12.171323	12.835888	5.46%	325	2005
	11.474432	12.171323	6.07%	407	2004
	10.000000	11.474432	14.74%	444	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.634224	18.392106	4.30%	11,120	2010
	12.329659	17.634224	43.02%	19,564	2009
	22.604261	12.329659	-45.45%	20,384	2008
	16.891524	22.604261	33.82%	8,899	2007
	15.803415	16.891524	6.89%	4,622	2006
	14.333356	15.803415	10.26%	4,954	2005
	12.404395	14.333356	15.55%	5,050	2004
	10.000000	12.404395	24.04%	4,282	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.198205	11.98%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.702358	26.578896	22.47%	1,083	2010
	12.372862	21.702358	75.40%	14,967	2009
	26.433554	12.372862	-53.19%	15,878	2008
	21.073540	26.433554	25.43%	6,360	2007
	14.665093	21.073540	43.70%	4,364	2006
	11.340105	14.665093	29.32%	0	2005
	10.000000	11.340105	13.40%	0	2004*

112

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	31.820813	38.966986	22.46%	0	2010
	18.141624	31.820813	75.40%	0	2009
	38.773429	18.141624	-53.21%	0	2008
	30.998135	38.773429	43.63%	0	2007
	21.530106	30.998135	43.98%	0	2006
	16.658394	21.530106	29.24%	0	2005
	14.329271	16.658394	16.25%	0	2004
	10.000000	14.329271	43.29%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.158892	14.455594	9.85%	463	2010
	9.658288	13.158892	36.24%	846	2009
	15.647124	9.658288	-38.27%	864	2008
	14.389907	15.647124	8.74%	966	2007
	13.690268	14.389907	5.11%	1,098	2006
	13.409185	13.690268	2.10%	1,438	2005
	12.561188	13.409185	6.75%	603	2004
	10.000000	12.561188	25.61%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.043167	16.387708	8.94%	101,704	2010
	12.542134	15.043167	19.94%	118,273	2009
	19.038918	12.542134	-34.12%	38,585	2008
	18.067550	19.038918	5.38%	14,054	2007
	15.305948	18.067550	18.04%	8,004	2006
	14.676237	15.305948	4.29%	8,473	2005
	13.048782	14.676237	12.47%	6,721	2004
	10.000000	13.048782	30.49%	5,760	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.695520	6.96%	4,142	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.683630	9.986428	3.13%	91,175	2010
	8.723651	9.683630	11.00%	125,993	2009
	10.287811	8.723651	-15.20%	211,965	2008
	10.025895	10.287811	2.61%	139,299	2007
	9.822401	10.025895	2.07%	30,018	2006
	9.884739	9.822401	-0.63%	5,308	2005
	10.013601	9.884739	-1.29%	599	2004
	10.000000	10.013601	0.14%	0	2003*

113

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.781398	12.631632	17.16%	882	2010
	8.966769	10.781398	20.24%	1,100	2009
	15.125283	8.966769	-40.72%	938	2008
	15.364529	15.125283	-1.56%	0	2007
	14.902574	15.364529	3.10%	0	2006
	14.785157	14.902574	0.79%	0	2005
	13.492076	14.785157	9.58%	0	2004
	10.000000	13.492076	34.92%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.705323	15.289429	20.34%	1,149	2010
	9.869584	12.705323	28.73%	1,229	2009
	16.639823	9.869584	-40.69%	1,414	2008
	15.787973	16.639823	5.40%	111,674	2007
	14.175083	15.787973	11.38%	35,650	2006
	13.542257	14.175083	4.67%	2,365	2005
	12.204855	13.542257	10.96%	852	2004
	10.000000	12.204855	22.05%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.379296	13.720413	10.83%	21,987	2010
	10.000000	12.379296	23.79%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.000512	9.875579	9.72%	680,248	2010
	7.445547	9.000512	20.88%	694,452	2009
	10.824700	7.445547	-31.22%	646,342	2008
	10.412999	10.824700	3.95%	165,436	2007
	10.000000	10.412999	4.13%	2,735	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.167548	10.555724	3.82%	604,540	2010
	9.255754	10.167548	9.85%	619,919	2009
	10.484532	9.255754	-11.72%	616,478	2008
	10.395160	10.484532	0.86%	167,374	2007
	10.000000	10.395160	3.95%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.985564	10.886326	9.02%	21,754	2010
	7.199342	9.985564	38.70%	21,099	2009
	11.978384	7.199342	-39.90%	19,601	2008
	10.694225	11.978384	12.01%	9,639	2007
	10.000000	10.694225	6.94%	1,765	2006*

114

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.321680	9.634207	15.77%	30,842	2010
	6.121705	8.321680	35.94%	30,378	2009
	11.203628	6.121705	-45.36%	51,652	2008
	10.223017	11.203628	9.59%	18,561	2007
	10.000000	10.223017	2.23%	6,246	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.576352	8.235629	8.70%	789,587	2010
	5.918499	7.576352	28.01%	791,202	2009
	9.756266	5.918499	-39.34%	717,250	2008
	10.000000	9.756266	-2.44%	133,962	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.469253	12.712686	10.84%	644	2010
	8.015516	11.469253	43.09%	204	2009
	11.381340	8.015516	-29.57%	0	2008
	11.263973	11.381340	1.04%	409	2007
	10.397061	11.263973	8.34%	180	2006
	10.000000	10.397061	3.97%	458	2005*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.173966	15.709798	10.84%	41	2010
	9.911311	14.173966	43.01%	42	2009
	14.051996	9.911311	-29.47%	43	2008
	13.911607	14.051996	1.01%	43	2007
	12.840388	13.911607	8.34%	43	2006
	12.803603	12.840388	0.29%	44	2005
	11.872754	12.803603	7.84%	0	2004
	10.000000	11.872754	18.73%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.616165	8.607930	13.02%	1,645	2010
	5.083276	7.616165	49.83%	13,531	2009
	10.000000	5.083276	-49.17%	584	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.832337	9.479541	21.03%	114,116	2010
	6.091458	7.832337	28.58%	199,384	2009
	10.000000	6.091458	-39.09%	215,741	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.003883	9.012456	12.60%	0	2010
	6.324797	8.003883	26.55%	4,225	2009
	10.000000	6.324797	-36.75%	0	2008*

115

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.247492	10.000579	8.14%	470,161	2010
	7.879262	9.247492	17.36%	319,890	2009
	10.000000	7.879262	-21.21%	310,371	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.708785	9.587191	10.09%	118,826	2010
	7.160724	8.708785	21.62%	71,139	2009
	10.000000	7.160724	-28.39%	56,644	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.989661	10.450358	4.61%	3,886	2010
	9.023775	9.989661	10.70%	2,861	2009
	10.000000	9.023775	-9.76%	2,369	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	8.978578	9.794617	9.09%	97,587	2010
	7.516739	8.978578	19.45%	24,377	2009
	10.000000	7.516739	-24.83%	22,131	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.430273	9.356738	10.99%	223,992	2010
	6.799494	8.430273	23.98%	30,036	2009
	10.000000	6.799494	-32.01%	24,993	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.518084	10.165246	6.80%	22,739	2010
	8.257336	9.518084	15.27%	4,102	2009
	10.000000	8.257336	-17.43%	4,559	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.410060	10.887822	4.59%	90,439	2010
	9.787083	10.410060	6.37%	128,256	2009
	10.000000	9.787083	-2.13%	755	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.168792	11.827538	5.90%	771	2010
	9.792877	11.168792	14.05%	766	2009
	10.000000	9.792877	-2.07%	867	2008*

116

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	31.755102	36.054329	13.54%	0	2010
	19.878478	31.755102	59.75%	0	2009
	48.242573	19.878478	-58.79%	0	2008
	33.925580	48.242573	42.20%	0	2007
	25.406901	33.925580	33.53%	0	2006
	19.599967	25.406901	29.63%	0	2005
	16.614545	19.599967	17.97%	0	2004
	10.000000	16.614545	66.15%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.069526	21.646792	13.52%	622	2010
	11.937394	19.069526	59.75%	883	2009
	28.924923	11.937394	-58.73%	2,781	2008
	20.304691	28.924923	42.45%	14,507	2007
	15.179352	20.304691	33.77%	12,934	2006
	11.696090	15.179352	29.78%	5,457	2005
	10.000000	11.696090	16.96%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.554510	11.858848	2.63%	124,611	2010
	11.487475	11.554510	0.58%	194,397	2009
	10.887396	11.487475	5.51%	220,864	2008
	10.373859	10.887396	4.95%	152,826	2007
	10.247946	10.373859	1.23%	29,027	2006
	10.131190	10.247946	1.15%	9,365	2005
	10.016466	10.131190	1.15%	9,250	2004
	10.000000	10.016466	0.16%	0	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.887836	7.624047	10.69%	218	2010
	5.432161	6.887836	26.80%	219	2009
	10.000000	5.432161	-45.68%	211	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.134549	8.557418	5.20%	572	2010
	6.457403	8.134549	25.97%	549	2009
	11.584740	6.457403	-44.26%	4,571	2008
	10.813290	11.584740	7.13%	0	2007
	10.000000	10.813290	8.13%	0	2006*

117

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.781833	16.597157	12.28%	140,592	2010
	11.863639	14.781833	24.60%	160,842	2009
	19.178354	11.863639	-38.14%	185,658	2008
	18.480800	19.178354	3.77%	189,839	2007
	16.143361	18.480800	14.48%	186,886	2006
	15.269138	16.143361	5.73%	164,310	2005
	13.671080	15.269138	11.69%	144,883	2004
	10.000000	13.671080	36.71%	3,045	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.480434	12.348836	7.56%	72,978	2010
	10.000000	11.480434	14.80%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.036988	13.208826	9.74%	38,500	2010
	10.000000	12.036988	20.37%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.710874	12.146789	3.72%	3,188	2010
	10.960275	11.710874	6.85%	6,255	2009
	11.906822	10.960275	-7.95%	11,668	2008
	11.536569	11.906822	3.21%	13,951	2007
	11.093530	11.536569	3.99%	17,304	2006
	10.962542	11.093530	1.19%	4,742	2005
	10.694430	10.962542	2.51%	8,764	2004
	10.000000	10.694430	6.94%	435	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.351629	14.505369	8.64%	642,356	2010
	11.441639	13.351629	16.69%	685,933	2009
	15.209225	11.441639	-24.77%	704,507	2008
	14.697465	15.209225	3.48%	631,371	2007
	13.474435	14.697465	9.08%	437,310	2006
	13.057801	13.474435	3.19%	195,898	2005
	12.170466	13.057801	7.29%	110,559	2004
	10.000000	12.170466	21.70%	0	2003*

118

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.301683	15.806595	10.52%	457,396	2010
	11.737844	14.301683	21.84%	473,443	2009
	17.466945	11.737844	-32.80%	500,202	2008
	16.801179	17.466945	3.96%	474,617	2007
	14.974431	16.801179	12.20%	378,886	2006
	14.277204	14.974431	4.88%	317,300	2005
	13.003440	14.277204	9.80%	162,504	2004
	10.000000	13.003440	30.03%	11,970	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.600211	13.393125	6.29%	190,958	2010
	11.228823	12.600211	12.21%	217,864	2009
	13.494008	11.228823	-16.79%	220,876	2008
	13.015336	13.494008	3.68%	192,965	2007
	12.254779	13.015336	6.21%	41,336	2006
	11.973403	12.254779	2.35%	34,557	2005
	11.407324	11.973403	4.96%	25,512	2004
	10.000000	11.407324	14.07%	17,477	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.776873	20.739090	23.62%	33,489	2010
	12.524529	16.776873	33.95%	58,484	2009
	20.125702	12.524529	-37.77%	62,254	2008
	19.104962	20.125702	5.34%	56,846	2007
	17.748516	19.104962	7.64%	63,823	2006
	16.163229	17.748516	9.81%	64,553	2005
	14.258318	16.163229	13.36%	53,003	2004
	10.000000	14.258318	42.58%	20,817	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.085748	9.879005	-2.05%	86,560	2010
	10.292513	10.085748	-2.01%	88,118	2009
	10.296468	10.292513	-0.04%	145,325	2008
	10.032335	10.296468	2.63%	78,488	2007
	9.797849	10.032335	2.39%	24,454	2006
	9.742408	9.797849	0.57%	14,145	2005
	9.866252	9.742408	-1.26%	12,146	2004
	10.000000	9.866252	-1.34%	7,360	2003*

119

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.790877	12.772013	8.32%	37,264	2010
	9.678036	11.790877	21.83%	36,689	2009
	11.946313	9.678036	-18.99%	18,679	2008
	11.658490	11.946313	2.47%	3,762	2007
	11.352549	11.658490	2.69%	0	2006
	11.342216	11.352549	0.09%	0	2005
	10.869371	11.342216	4.35%	0	2004
	10.000000	10.869371	8.69%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.052542	8.976518	11.47%	109,075	2010
	6.040119	8.052542	33.32%	171,558	2009
	10.000000	6.040119	-39.60%	163,799	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.152890	14.680153	3.73%	0	2010
	11.156906	14.152890	26.85%	0	2009
	21.283193	11.156906	-47.58%	0	2008
	21.158085	21.283193	0.59%	0	2007
	17.646394	21.158085	19.90%	0	2006
	16.115262	17.646394	9.50%	0	2005
	13.710396	16.115262	17.54%	0	2004
	10.000000	13.710396	37.10%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.042568	10.412351	3.68%	18,918	2010
	7.917718	10.042568	26.84%	18,087	2009
	15.096355	7.917718	-47.55%	76,801	2008
	15.009110	15.096355	0.58%	64,347	2007
	12.517575	15.009110	19.90%	19,381	2006
	11.429957	12.517575	9.52%	147	2005
	10.000000	11.429957	14.30%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.948024	8.980902	13.00%	51,367	2010
	6.273070	7.948024	26.70%	97,782	2009
	10.000000	6.273070	-37.27%	638	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.814020	8.629506	10.44%	5,754	2010
	6.261242	7.814020	24.80%	5,792	2009
	10.000000	6.261242	-37.39%	1,649	2008*

120

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.674790	9.507383	23.88%	72,302	2010
	6.183862	7.674790	24.11%	103,215	2009
	10.000000	6.183862	-38.16%	70,980	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.517404	9.980860	17.18%	73,194	2010
	6.664890	8.517404	27.80%	98,703	2009
	10.000000	6.664890	-33.35%	128,499	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.303862	13.852001	22.54%	248	2010
	9.073640	11.303862	24.58%	269	2009
	17.327684	9.073640	-47.64%	237	2008
	16.157321	17.327684	7.24%	185	2007
	16.016489	16.157321	0.88%	0	2006
	15.176647	16.016489	5.53%	0	2005
	13.691297	15.176647	10.85%	0	2004
	10.000000	13.691297	36.91%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.367565	20.276810	23.88%	357	2010
	13.276762	16.367565	23.28%	581	2009
	20.022505	13.276762	-33.69%	552	2008
	22.037087	20.022505	-9.14%	1,797	2007
	19.212316	22.037087	14.70%	4,629	2006
	19.082471	19.212316	0.68%	4,257	2005
	16.651575	19.082471	14.60%	0	2004
	10.000000	16.651575	66.52%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.182369	19.810426	22.42%	1,334	2010
	12.289743	16.182369	31.67%	1,200	2009
	20.354304	12.289743	-39.62%	8,951	2008
	20.396289	20.354304	-0.21%	6,076	2007
	18.632321	20.396289	9.47%	4,442	2006
	16.982135	18.632321	9.72%	222	2005
	14.595763	16.982135	16.35%	0	2004
	10.000000	14.595763	45.96%	0	2003*

121

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.143921	13.468070	10.90%	85,325	2010
	9.874518	12.143921	22.98%	127,479	2009
	17.266434	9.874518	-42.81%	151,925	2008
	16.339996	17.266434	5.67%	95,702	2007
	14.709754	16.339996	11.08%	28,270	2006
	14.029076	14.709754	4.85%	1,322	2005
	13.076000	14.029076	7.29%	1,147	2004
	10.000000	13.076000	30.76%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.102175	9.031330	27.16%	696	2010
	5.555654	7.102175	27.84%	672	2009
	10.000000	5.555654	-44.44%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.288878	10.321841	0.32%	32,393	2010
	9.806953	10.288878	4.91%	37,343	2009
	10.000000	9.806953	-1.93%	15,663	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.232941	14.418536	8.96%	0	2010
	10.000000	13.232941	32.33%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.859078	13.668384	6.29%	49,086	2010
	10.000000	12.859078	28.59%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.855533	13.391270	4.17%	75,959	2010
	10.000000	12.855533	28.56%	124,199	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.214377	14.942924	13.08%	17,573	2010
	10.517723	13.214377	25.64%	11,829	2009
	17.104463	10.517723	-38.51%	15,115	2008
	17.931895	17.104463	-4.61%	56,644	2007
	15.841252	17.931895	13.20%	24,371	2006
	15.557110	15.841252	1.83%	3,819	2005
	13.564975	15.557110	14.69%	329	2004
	10.000000	13.564975	35.65%	0	2003*

122

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.224418	13.850131	13.30%	116	2010
	8.954115	12.224418	36.52%	116	2009
	15.325079	8.954115	-41.57%	116	2008
	14.753720	15.325079	3.87%	0	2007
	12.829390	14.753720	15.00%	0	2006
	11.483888	12.829390	11.72%	0	2005
	10.000000	11.483888	14.84%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.674532	21.164432	13.33%	0	2010
	13.681218	18.674532	36.50%	0	2009
	23.409317	13.681218	-41.56%	0	2008
	22.531760	23.409317	3.89%	0	2007
	19.598892	22.531760	14.96%	0	2006
	17.541465	19.598892	11.73%	0	2005
	15.064518	17.541465	16.44%	0	2004
	10.000000	15.064518	50.65%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.466267	2.760458	11.93%	0	2010
	1.991722	2.466267	23.83%	935	2009
	9.516191	1.991722	-79.07%	0	2008
	10.000000	9.516191	-4.84%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.460938	3.879561	12.10%	0	2010
	2.805355	3.460938	23.37%	0	2009
	13.367797	2.805355	-79.01%	0	2008
	13.713423	13.367797	-2.52%	0	2007
	12.817079	13.713423	6.99%	0	2006
	12.827384	12.817079	-0.08%	152	2005
	12.044132	12.827384	6.50%	0	2004
	10.000000	12.044132	20.44%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.487411	14.167352	13.45%	89,267	2010
	9.960457	12.487411	25.37%	124,873	2009
	16.569401	9.960457	-39.89%	134,626	2008
	16.243720	16.569401	2.00%	90,928	2007
	14.450104	16.243720	12.41%	39,301	2006
	13.950757	14.450104	3.58%	9,523	2005
	13.049268	13.950757	6.91%	8,684	2004
	10.000000	13.049268	30.49%	5,439	2003*

123

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.662466	20.084220	20.54%	4,582	2010
	12.427622	16.662466	34.08%	5,632	2009
	20.466250	12.427622	-39.28%	36,625	2008
	21.192011	20.466250	-3.42%	20,856	2007
	18.868546	21.192011	12.31%	5,597	2006
	17.556599	18.868546	7.47%	28	2005
	15.039396	17.556599	16.74%	0	2004
	10.000000	15.039396	50.39%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.815580	11.586746	7.13%	0	2010
	10.000000	10.815580	8.16%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.894646	11.224697	3.03%	63,884	2010
	10.000000	10.894646	8.95%	69,718	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.966630	12.286433	12.03%	397	2010
	8.624901	10.966630	27.15%	417	2009
	14.364366	8.624901	-39.96%	479	2008
	15.609361	14.364366	-7.98%	594	2007
	13.747700	15.609361	13.54%	638	2006
	13.337274	13.747700	3.08%	1,277	2005
	12.254650	13.337274	8.83%	1,238	2004
	10.000000	12.254650	22.55%	211	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.050935	15.143020	7.77%	0	2010
	11.509787	14.050935	22.08%	0	2009
	20.966032	11.509787	-45.10%	0	2008
	19.754407	20.966032	6.13%	0	2007
	15.789756	19.754407	25.11%	0	2006
	14.366828	15.789756	9.90%	0	2005
	12.623059	14.366828	13.81%	0	2004
	10.000000	12.623059	26.23%	0	2003*

124

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.160003	15.571425	18.32%	79	2010
	8.197435	13.160003	60.54%	131	2009
	13.291398	8.197435	-38.33%	163	2008
	12.861125	13.291398	3.35%	240	2007
	12.452706	12.861125	3.28%	262	2006
	12.027836	12.452706	3.53%	1,123	2005
	11.691158	12.027836	2.88%	1,147	2004
	10.000000	11.691158	16.91%	110	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.491378	4.91%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.272077	10.751599	4.67%	2,952	2010
	9.587654	10.272077	7.14%	2,918	2009
	10.931263	9.587654	-12.29%	136,757	2008
	10.607728	10.931263	3.05%	107,800	2007
	10.456755	10.607728	1.44%	22,902	2006
	10.270946	10.456755	1.81%	4,275	2005
	10.075530	10.270946	1.94%	1,612	2004
	10.000000	10.075530	0.76%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.791320	19.124358	7.49%	0	2010
	13.959791	17.791320	27.45%	0	2009
	16.763181	13.959791	-16.72%	0	2008
	16.087202	16.763181	4.20%	0	2007
	14.821686	16.087202	8.54%	0	2006
	13.493469	14.821686	9.84%	0	2005
	12.514501	13.493469	7.82%	0	2004
	10.000000	12.514501	25.15%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.753986	17.54%	3,404	2010*

125

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.746062	15.827575	24.18%	6,690	2010
	8.524956	12.746062	49.51%	6,227	2009*

126

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code") .  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the Contract Owner is younger than age 50, the annual premium cannot exceed $5,000; if the Contract Owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire Contract Value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the Contract Value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA e ndorsement.

As used herein, the term “individual retirement plans” shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the Contract Owner is younger than age 50, the annual premium cannot exceed $5,000; if the Contract Owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

127

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA rollover and additional income limitations for eligibility to rollover amounts from an individual retirement plan or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's Roth IRA e ndorsement and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire Contract Value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire Contract Value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Final 403(b) Regulations were issued by the Internal Revenue Service that impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

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Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire Contract Value within the required statutory period.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the Contract Value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.   On the Annuitization Date, i f the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the Contract Owner and the Annuitant will NOT become the Contract Owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the Contract Owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors

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including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code), tax advantages enjoyed by the Contract Owner and/or Annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus .  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.   Contract Owner s and prospective Contract Owner s should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner 's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the 5 -year rule and meets one of the following requirements:

•	it is made on or after the date on which the Contract Owner attains age 59½;

•	it is made to a beneficiary (or the Contract Owner 's estate) on or after the death of the Contract Owner ;

•	it is attributable to the Contract Owner 's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5 -year rule generally is satisfied if the distribution is not made within the 5- year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the Contract Owner 's gross income as ordinary income in the year that it is distributed to the Contract Owner .

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

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If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner 's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the Annuitization Date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner 's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owner s

Generally, the income earned inside a n on- q ualified a nnuity c ontract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the contract exceeds the Contract Owner 's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the Contract Owner and the Annuitant are not the same individual.

With respect to annuity distributions on or after the Annuitization Date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the Contract Owner 's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the Annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the Annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same Contract Owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the Annuitization Date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

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The Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a Contract Owner 's death;

•	the result of a Contract Owner 's disability (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the Contract Owner or the joint lives (or joint life expectancies) of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the annuity payment option selected by the Contract Owner ; or

•	is allocable to an investment in the contract before August 14, 1982.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner 's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owner s

The previous discussion related to the taxation of n on- q ualified c ontracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the Contract Owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Code.  Therefore, income earned under a n on- q ualified c ontract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the Annuitant dies before the contract is completely distributed, the balance may be included in the Annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the Annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the Contract Owner can show that between the date of the direct transfer and the distribution or surrender, 1 of the conditions described under Section 72(q)(2) of the Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Taxation of Lifetime Surrenders Under the Capital Preservation Plus Lifetime Income Option or a Lifetime Income Option

While the tax treatment for surrenders for benefits such as the Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options is not clear under federal tax law, Nationwide intends to treat surrenders under these options as taxable to the extent

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that the cash value of the contract exceeds the Contract Owner's investment at the time of the surrender.  Specifically, we intend to treat the following amount of each surrender as a taxable distribution:

The greater of:

(1)	A – C; or

(2)	B – C,

Where

A = the Contract Value immediately before the surrender;

B =	the guaranteed annual benefit amount immediately before the surrender; and

C = the remaining investment in the contract.

In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after such a surrender.  If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible.  If you purchase one of these options in an IRA, surrenders in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code.  Please consult a qualified tax advisor.

Same-Sex Marriages, Domestic Partnership and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the Contract Owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in S ection 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in Section 457(e)(1)(A) or individual retirement plans ; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit Contract Owner s to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a Contract Owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

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(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one Contract Owner to another; or

•	a distribution to someone other than a Contract Owner .

Upon the Contract Owner 's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is 2 or more generations younger than the Contract Owner ; or

b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the Contract Owner ).

If the Contract Owner is not an individual, then for this purpose only, " Contract Owner " refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on n on- q ualified c ontracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the Contract Owner if the income, for the period the contract was not diversified, had been received by the Contract Owner .

If the violation is not corrected, the Contract Owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the Contract Owner designates to receive death proceeds upon the Contract Owner 's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs,

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and Tax Sheltered Annuities after the death of the Annuitant, or that are made from n on- q ualified c ontracts after the death of the Contract Owner .  A designated beneficiary is a natural person who is designated by the Contract Owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is 0 .

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the Contract Owner are paid to the beneficiary or beneficiaries stipulated by the Contract Owner .  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For n on- q ualified c ontracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the Contract Owner 's death.  For contracts other than n on- q ualified c ontracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 th of the year following the Contract Owner 's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of 0 .

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a Contract Owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any Contract Owner dies on or after the Annuitization Date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the Contract Owner 's death.

(2)
If any Contract Owner dies before the Annuitization Date, then the entire interest in the contract (consisting of either the death benefit or the Contract Value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the Contract Owner 's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the Contract Owner 's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased Contract Owner , the spouse can choose to become the Contract Owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the Contract Owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the Annuitant will be treated as the death of a Contract Owner ;

(b)	any change of Annuitant will be treated as the death of a Contract Owner ; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the Contract Owner or the joint lives of the Contract Owner and the Contract Owner 's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the Contract Owner and a person 10 years younger than the Contract Owner .  If the designated beneficiary is the spouse of the Contract Owner , the period may not exceed the longer of the period determined under such table or the joint life expectancy of the Contract Owner and the Contract Owner 's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the Contract Owner .

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the Contract Owner .

If the Contract Owner 's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the Contract Owner reaches age

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70½.  The rules for Roth IRAs do not require distributions to begin during the Contract Owner 's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the Contract Value.

If the Contract Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire Contract Value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the Contract Owner 's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Contract Owner 's death.  For calendar years after the death of the Contract Owner 's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the Contract Owner 's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Contract Owner 's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 st of the 5 th year following the Contract Owner 's death.

If the Contract Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the Contract Owner 's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Contract Owner 's death.  For calendar years after the death of the Contract Owner 's surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner 's remaining life expectancy using the Contract Owner 's birthday in the calendar year of the Contract Owner 's death, reduced by 1 for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the Contract Owner 's surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner 's remaining life expectancy using the Contract Owner 's birthday in the calendar year of the Contract Owner 's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Contract Owner 's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the Contract Owner 's remaining life expectancy using the Contract Owner 's birthday in the calendar year of the Contract Owner 's death, reduced by 1 for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.   All information is subject to change without notice.   You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities and Qualified Plans;

136

•
increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Code will be restored to its pre-EGTRRA form.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to EGTRRA and other tax issues.

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

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Appendix D: State Variations

Described below are the variations to certain prospectus disclosures resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state's requirements does not mean that Nationwide currently offers contracts within that jurisdiction.  These variations are subject to change without notice and additional variations may be imposed as required by specific states.  Please contact Nationwide or your registered representative for the most up to date information regarding state variations.

Alabama- If the B Schedule is elected, subsequent purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching age 63 or the third contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

If the L Schedule is elected, subsequent purchase payments may only be made until the later of the Contract Owner reaching age 66 or the sixth contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

California- For contracts issued in the state of California, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the Fixed Account during the free look period.  See "Right to Examine and Cancel" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Connecticut- Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

District of Columbia- Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

The minimum initial premium payment is $1,000 for contracts issued in the District of Columbia to an irrevocable trust that does not permit withdrawals until age 59 ½.

Hawaii- Joint owners are not limited to spouses. See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

If the c ontract has been altered, Nationwide may rescind the contract and return Contract Value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment) any time during the two years following the Date of Issue or the lifetime of the Annuitant, whichever is shorter.  See "Synopsis of the Contracts" subsection "Purpose of the Contracts" earlier in this prospectus for more information.

Iowa- Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Maryland- Transfers during the CPP p rogram p eriod are not permitted. See "Optional Contract Benefits, Charges and Deductions" subsection "Capital Preservation Plus Lifetime Income Option" subsection "Transfers During the CPP Program Period" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Massachusetts- The Long-Term Care/Nursing Home Waiver and Terminal Illness Waiver is not available.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" earlier in this prospectus for more information.

If the B Schedule is elected, subsequent purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching age 63 or the third contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

If the L Schedule is elected, subsequent purchase payments may only be made until the later of the Contract Owner reaching age 66 or the sixth contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

For purpose of the 10% Lifetime Income Option, Underwritten Lump Sum Settlement Option, the settlement amount shall be based upon the attained age, and health information provided by the Contract Owner .  See "Optional Contract Benefits, Charges and Deductions" 10% Lifetime Income Option" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Minnesota- The 3% Extra Value Option is not available. See "Optional Contract Benefits, Charges and Deductions" subsection "Extra Value Options" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

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Nevada - Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

New Hampshire- Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

New Jersey- Charitable Remainder Trust contract type is not available.  See "Synopsis of the Contracts" earlier in this prospectus for more information.

Joint owners are not limited to spouses. See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

The Beneficiary Protector II Option is not available. See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option" earlier in this prospectus for more information.

The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" earlier in this prospectus for more information.

For CDSC-free partial surrenders, the amount required to meet IRC minimum distribution requirements is not included in the calculation to determine the amount that may be surrendered without CDSC.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" subsection "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus for more information.

The age based component of the calculation to determine the withdrawal amount that may be surrendered without CDSC under the Systematic Withdrawals program is not available.  See "Contract Owner Services" subsection "Systematic Withdrawals" earlier in this prospectus for more information.

Total purchase payments may not exceed $2,000,000 or ($1,000,000 if an optional rider is elected).  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

A Contract Owner cannot meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year.  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payment" earlier in this prospectus for more information.

The calculations used to determine the amount of the One-Year Enhanced Death Benefit, One-Month Enhanced Death Benefit and Combination Enhanced Death Benefit if the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000 are not applicable.  See "Death Benefits" subsection "Death Benefit Calculations" earlier in this prospectus for more information.

For purpose of the Lifetime Income Option, the Spousal Continuation Benefit s are referred to as the Secondary Lifetime Continuation Benefits allowing a joint determining life to receive the benefit associated with the Lifetime Income Option, under certain stated conditions. The Secondary Lifetime Continuation Benefit must be elected at the time of application (it is not available to be elected after contract issuance) and cannot be removed once added to a contract.   "See Optional Contract Benefits, Charges and Deductions" subsection " 10% and 7% Spousal Continuation Benefit" earlier in this prospectus for more information.

New York- The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" earlier in this prospectus for more information.

The Beneficiary Protector II Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

If no purchase payment is received three (3) years prior to the Annuitization Date and, if the net amount to be applied to any annuity payment option at the Annuitization Date is less than $2,000, Nationwide has the right to pay this amount in one lump sum instead of periodic annuity payments.  See "Annuitizing the Contract" subsection "Frequency and Amount of Annuity Payments" earlier in this prospectus for more information.

The Combination Enhanced Death Benefit Option is not available.  See "Death Benefits" subsection "Death Benefit Calculations" earlier in this prospectus for more information.

The One Month Enhanced Death Benefit Option is not available.  See "Death Benefits" subsection "Death Benefit Calculations" earlier in this prospectus for more information.

The Spousal Continuation Benefit is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Spousal Continuation Benefit" earlier in this prospectus for more information.

The 5% Lifetime Income Option is only available for contracts issued in the State of New York.  See "Optional Contract Benefits, Charges and Deductions" subsection "5% Lifetime Income Option" earlier in this prospectus for more information.

The 10% Lifetime Income Option requires that the age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application.  For applications signed before May 1, 2010, the 10% Lifetime Income Option

139

requires that the age of the person upon which the benefit depends (the "determining life") must be between 57 and 85 years old at the time of application.  See, "Optional Contract Benefits, Charges and Deductions" subsection "10% Lifetime Income Option," earlier in this prospectus for more information.

The Fixed Account may be restricted or eliminated.  See "Investing in the Contract" subsection "The Fixed Account" earlier in this prospectus for more information.

The Extra Value Option forfeiture is not cliff in nature and scales down as follows 3-3-2-2-2-1-1-0 over the seven Contract Years during which recapture may occur.  See "Optional Contract Benefits, Charges and Deductions" subsection "Extra Value" earlier in this prospectus for more information.

North Dakota- The Beneficiary Protector II Option is not available. See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option" earlier in this prospectus for more information.

Oregon- Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

The maximum transferable amount from the Fixed Account will never be less than 25% of the allocation reaching the end of an interest rate guarantee period.  See "Operation of the Contract" subsection, "Transfers Prior to Annuitization" subsection, and "Transfers from the Fixed Account" earlier in this prospectus for more information.

The Enhanced Fixed Account Dollar Cost Averaging program offers a rate of interest of at least 0.05% over the standard declared rate for the Fixed Account.  See "Contract Owner Services" subsection "Enhanced Fixed Account Dollar Cost Averaging" earlier in this prospectus for more information.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, that portion of the Death Benefit will be the Contract Value for the One-Year Enhanced Death Benefit, One-Month Enhanced Death Benefit and C ombination Enhanced Death Benefit .  See "Death Benefits" subsection "Death Benefit Calculations" earlier in this prospectus.

If the B Schedule is elected, subsequent purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching age 63 or the third contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

If the L Schedule is elected, subsequent purchase payments may only be made until the later of the Contract Owner reaching age 66 or the sixth contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

For contracts issued prior to March 15, 2006, Nationwide reserves the right to refuse with respect to the Fixed Account: (1) the allocation of additional p urchase p ayments to the Fixed Account, (2) any transfers from the Variable Account to the Fixed Account, and/or (3) renewal of Fixed Account allocations reaching the end of the current guaranteed interest rate period. For the preceding item no. (3), in the event the Contract Owner does not direct Nationwide as to the new allocation of Fixed Account proceeds reaching the end of the guaranteed rate period, Nationwide will transfer such Fixed Account proceeds to a money market Sub-Account.  See "Operation of the Contract" earlier in this prospectus for more information.

Pennsylvania- The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Guaranteed Term Option is referred to as Target Term Option.

Puerto Rico- Nationwide will not charge premium taxes against the contract.  See "Premium Taxes" earlier in the prospectus for more information.

Rhode Island- Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Texas- Contingent Deferred Sales Charge (CDSC) will not apply if the Contract Owner (or Annuitant if the c ontract has a non-natural owner) is confined to a Long Term Care Facility or Hospital for a continuous 90 day period after the first Contract Anniversary.  A request for waiver must be in writing, include proof of confinement in a form satisfactory to Nationwide, and be recorded at the home office prior to the waiver of CDSC.  Written proof of confinement is a bill or a statement from the Physician or from the Long Term Care Facility or Hospital, as defined, that demonstrates the continuous 90-day confinement of the Contract Owner at the time of withdrawal or s urrender occurring after the first c ontract a nniversary.  The request for waiver must be received by Nationwide during the period of confinement or no later than 91 days after the confinement period ends.  If the request for waiver is received later than 91 days after the confinement period ends, the CDSC, if applicable, will be assessed.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" earlier in this prospectus for more information.

Contingent Deferred Sales Charge  (CDSC) will not be charged if the Contract Owner (or a Joint Owner) is diagnosed by a Physician (who is not a party to the contract or an immediate family member of a party to the c ontract) to have a Terminal Illness at any time

140

after the c ontract has been issued.  Written notice requesting a Terminal Illness waiver of CDSC and proof of Terminal Illness must be provided by the physician to Nationwide and recorded at the home office prior to the waiver of s urrender charges.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" earlier in this prospectus for more information.

Vermont- Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Washington- The Contingent Deferred Sales Charge (CDSC) free withdrawal privilege is available on surrenders (full and partial) of the contract equal to 10% of the net difference of purchase payments still subject to CDSC.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" earlier in this prospectus for more information.

Long Term Care is referred to as Extended Care.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" subsection "Long-Term Care/Nursing Home and Terminal Illness Waiver" earlier in this prospectus for more information.

Prior to March 15, 2006, Nationwide did not assess a C ontract M aintenance C harge. Contracts issued after March 16, 2006 are assessed a C ontract M aintenance C harge.  See "Synopsis of the Contracts" subsection "Charges and Expenses" earlier in this prospectus for more information.

If the B Schedule is elected, subsequent purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching age 63 or the third contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

If the L Schedule is elected, subsequent purchase payments may only be made until the later of the Contract Owner reaching age 66 or the sixth contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

For contracts issued prior to March 15, 2006, Nationwide reserves the right to refuse with respect to the Fixed Account: (1) the allocation of additional p urchase p ayments to the Fixed Account, (2) any transfers from the Variable Account to the Fixed Account, and/or (3) renewal of Fixed Account allocations reaching the end of the current guaranteed interest rate period. For the preceding item no. (3), in the event the Contract Owner does not direct Nationwide as to the new allocation of Fixed Account proceeds reaching the end of the guaranteed rate period, Nationwide will transfer such Fixed Account proceeds to a money market Sub-Account.  See "Operation of the Contract" earlier in this prospectus for more information.

The Enhanced Fixed Account Dollar Cost Averaging program duration can not exceed 12 months. See "Contract Owner Services" subsection "Enhanced Fixed Account Dollar Cost Averaging" earlier in this prospectus for more information.

The Combination Enhanced Death Benefit Option is not available.  See "Death Benefits" subsection "Death Benefit Calculations" earlier in this prospectus for more information.

The Beneficiary Protector II Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option" earlier in this prospectus for more information.

Wisconsin - Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

141

STATEMENT OF ADDITIONAL INFORMATION
May 1, 201 1
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 201 1 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing: 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide").   Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 19 29 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $14 8.7 billion as of December 31, 20 10 .

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See "Underlying Mutual Fund Payments" located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the Daily Net Assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2009, 2008 and 2007, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 20 10 .  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

The following underlying mutual funds were added to the variable account effective May 1, 201 1 , therefore; no Condensed Financial Information is available:

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.034889	14.534214	11.50%	62,308	2010
	10.956904	13.034889	18.97%	64,791	2009
	18.690560	10.956904	-41.38%	99,009	2008
	18.032753	18.690560	3.65%	124,086	2007
	15.593547	18.032753	15.64%	145,120	2006
	15.081312	15.593547	3.40%	156,820	2005
	13.717395	15.081312	9.94%	164,029	2004
	10.000000	13.717395	37.17%	101,964	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.664793	23.356111	25.13%	161,956	2010
	13.235829	18.664793	41.02%	116,635	2009
	20.839679	13.235829	-36.49%	69,782	2008
	20.766243	20.839679	0.35%	40,716	2007
	18.394800	20.766243	12.89%	39,881	2006
	17.450976	18.394800	5.41%	45,154	2005
	14.826000	17.450976	17.71%	44,343	2004
	10.000000	14.826000	48.26%	24,182	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.627445	13.121239	3.91%	1,583,998	2010
	11.590410	12.627445	8.95%	1,482,196	2009
	11.914534	11.590410	-2.72%	1,114,857	2008
	11.008718	11.914534	8.23%	635,444	2007
	10.962430	11.008718	0.42%	643,393	2006
	10.918983	10.962430	0.40%	590,851	2005
	10.439405	10.918983	4.59%	408,800	2004
	10.000000	10.439405	4.39%	96,256	2003*

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.245674	14.908262	12.55%	72,705	2010
	11.377543	13.245674	16.42%	74,707	2009
	17.634281	11.377543	-35.48%	90,677	2008
	17.918223	17.634281	-1.58%	99,805	2007
	15.517116	17.918223	15.47%	120,140	2006
	15.018694	15.517116	3.32%	131,582	2005
	13.496328	15.018694	11.28%	133,785	2004
	10.000000	13.496328	34.96%	81,948	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.314461	14.482922	17.61%	495,196	2010
	9.597456	12.314461	28.31%	416,284	2009
	12.861436	9.597456	-25.38%	332,326	2008
	13.335329	12.861436	-3.55%	295,694	2007
	11.220590	13.335329	18.85%	195,054	2006
	10.000000	11.220590	12.21%	61,314	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.084265	13.111331	8.50%	306,142	2010
	10.000000	12.084265	20.84%	88,039	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.477229	21.738352	24.38%	434,664	2010
	14.141452	17.477229	23.59%	324,553	2009
	20.707767	14.141452	-31.71%	311,346	2008
	21.088094	20.707767	-1.80%	305,465	2007
	18.645717	21.088094	13.10%	299,623	2006
	17.589721	18.645717	6.00%	261,618	2005
	14.599264	17.589721	20.48%	205,644	2004
	10.000000	14.599264	45.99%	84,131	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.701928	15.513376	13.22%	1,516,601	2010
	10.997151	13.701928	24.60%	1,486,651	2009
	17.749446	10.997151	-38.04%	1,330,457	2008
	17.103366	17.749446	3.78%	1,423,763	2007
	15.018123	17.103366	13.88%	1,348,855	2006
	14.547372	15.018123	3.24%	1,161,368	2005
	13.336012	14.547372	9.08%	969,281	2004
	10.000000	13.336012	33.36%	332,503	2003*

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.793989	15.686839	13.72%	300,171	2010
	11.416659	13.793989	20.82%	221,765	2009
	16.434209	11.416659	-30.53%	212,268	2008
	15.560255	16.434209	5.62%	200,944	2007
	13.545393	15.560255	14.87%	239,915	2006
	13.160630	13.545393	2.92%	289,432	2005
	12.704382	13.160630	3.59%	249,005	2004
	10.000000	12.704382	27.04%	60,268	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.862462	14.046592	29.31%	50,974	2010
	8.737661	10.862462	24.32%	55,788	2009
	14.204831	8.737661	-38.49%	55,371	2008
	16.198118	14.204831	-12.31%	61,073	2007
	15.828751	16.198118	2.33%	64,050	2006
	15.169524	15.828751	4.35%	70,047	2005
	13.819561	15.169524	9.77%	73,052	2004
	10.000000	13.819561	38.20%	25,456	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.356052	14.919895	11.71%	23,987	2010
	11.928954	13.356052	11.96%	17,845	2009
	17.158258	11.928954	-30.48%	18,817	2008
	15.832465	17.158258	8.37%	23,108	2007
	13.833020	15.832465	14.45%	27,918	2006
	13.760220	13.833020	0.53%	31,051	2005
	12.996293	13.760220	5.88%	31,363	2004
	10.000000	12.996293	29.96%	14,823	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	12.141918	12.996350	7.04%	495,513	2010
	10.222693	12.141918	18.77%	510,951	2009
	11.186532	10.222693	-8.62%	575,447	2008
	10.764091	11.186532	3.92%	623,061	2007
	10.478252	10.764091	2.73%	596,446	2006
	10.496221	10.478252	-0.17%	708,118	2005
	10.277156	10.496221	2.13%	594,134	2004
	10.000000	10.277156	2.77%	288,900	2003*

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	11.272730	12.541130	11.25%	643,863	2010
	9.200014	11.272730	22.53%	367,948	2009
	12.437405	9.200014	-26.03%	294,231	2008
	11.605434	12.437405	7.17%	227,996	2007
	10.713685	11.605434	8.32%	70,524	2006
	10.000000	10.713685	7.14%	26,890	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	11.165396	12.618539	13.01%	1,883,770	2010
	8.786820	11.165396	27.07%	1,122,235	2009
	13.227994	8.786820	-33.57%	655,484	2008
	12.169729	13.227994	8.70%	382,153	2007
	11.020914	12.169729	10.42%	103,174	2006
	10.000000	11.020914	10.21%	36,018	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.907377	12.495314	14.56%	121,464	2010
	8.411623	10.907377	29.67%	98,093	2009
	13.763321	8.411623	-38.88%	86,398	2008
	12.535369	13.763321	9.80%	109,955	2007
	11.229430	12.535369	11.63%	104,553	2006
	10.000000	11.229430	12.29%	86,944	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.632820	17.235639	17.79%	628,594	2010
	10.030983	14.632820	45.88%	633,937	2009
	22.256534	10.030983	-54.93%	677,213	2008
	15.460332	22.256534	43.96%	617,637	2007
	13.411310	15.460332	15.28%	420,020	2006
	10.000000	13.411310	34.11%	193,188	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.589574	15.437284	13.60%	1,417,237	2010
	10.584588	13.589574	28.39%	1,382,052	2009
	18.724223	10.584588	-43.47%	1,414,942	2008
	18.705230	18.724223	0.10%	1,523,613	2007
	15.777855	18.705230	18.55%	1,452,988	2006
	15.118716	15.777855	4.36%	1,288,092	2005
	13.749992	15.118716	9.95%	1,006,068	2004
	10.000000	13.749992	37.50%	319,464	2003*

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.834093	15.713867	22.44%	568,984	2010
	10.146051	12.834093	26.49%	560,531	2009
	19.479922	10.146051	-47.92%	571,024	2008
	15.559606	19.479922	25.20%	562,001	2007
	14.769421	15.559606	5.35%	489,828	2006
	14.161509	14.769421	4.29%	468,492	2005
	13.892476	14.161509	1.94%	430,073	2004
	10.000000	13.892476	38.92%	133,332	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	12.368667	13.149276	6.31%	3,182,914	2010
	10.836274	12.368667	14.14%	4,271,065	2009
	11.355411	10.836274	-4.57%	3,625,195	2008
	11.037441	11.355411	2.88%	3,269,397	2007
	10.721986	11.037441	2.94%	1,779,854	2006
	10.644691	10.721986	0.73%	1,036,325	2005
	10.335483	10.644691	2.99%	651,511	2004
	10.000000	10.335483	3.35%	176,651	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.597277	27.448841	27.09%	1,308,288	2010
	15.633776	21.597277	38.14%	1,242,911	2009
	26.188192	15.633776	-40.30%	1,163,105	2008
	22.971128	26.188192	14.00%	1,180,821	2007
	20.673509	22.971128	11.11%	1,029,551	2006
	17.720724	20.673509	16.66%	868,183	2005
	14.380974	17.720724	23.22%	478,654	2004
	10.000000	14.380974	43.81%	107,627	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.170300	20.265788	11.53%	50,161	2010
	14.563164	18.170300	24.77%	51,742	2009
	26.289867	14.563164	-44.61%	85,194	2008
	22.722492	26.289867	15.70%	96,312	2007
	19.517361	22.722492	16.42%	113,764	2006
	16.621745	19.517361	17.42%	122,563	2005
	14.839398	16.621745	12.01%	148,401	2004
	10.000000	14.839398	48.39%	92,885	2003*

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.078842	13.471412	11.53%	615,883	2010
	9.682539	12.078842	24.75%	596,721	2009
	17.474744	9.682539	-44.59%	623,379	2008
	15.102611	17.474744	15.71%	624,804	2007
	12.967855	15.102611	16.46%	587,767	2006
	11.047743	12.967855	17.38%	499,372	2005
	10.000000	11.047743	10.48%	270,416	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	17.002078	21.233217	24.89%	104,596	2010
	10.944702	17.002078	55.35%	104,465	2009
	22.729091	10.944702	-51.85%	118,777	2008
	21.808314	22.729091	4.22%	146,166	2007
	19.017044	21.808314	14.68%	170,881	2006
	18.781893	19.017044	1.25%	171,869	2005
	16.690522	18.781893	12.53%	187,641	2004
	10.000000	16.690522	66.91%	59,172	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.639189	11.849673	11.38%	954,042	2010
	7.937530	10.639189	34.04%	839,921	2009
	11.415294	7.937530	-30.47%	877,579	2008
	11.130667	11.415294	2.56%	840,340	2007
	10.000000	11.130667	11.31%	256,319	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.803199	16.461351	19.26%	522,634	2010
	11.899829	13.803199	15.99%	487,878	2009
	16.513537	11.899829	-27.94%	587,615	2008
	17.168132	16.513537	-3.81%	713,100	2007
	14.828269	17.168132	15.78%	821,135	2006
	14.503361	14.828269	2.24%	832,100	2005
	13.218232	14.503361	9.72%	699,061	2004
	10.000000	13.218232	32.18%	193,813	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.922968	22.717145	26.75%	695,914	2010
	14.038386	17.922968	27.67%	971,445	2009
	21.202291	14.038386	-33.79%	426,232	2008
	21.973252	21.202291	-3.51%	425,377	2007
	19.001500	21.973252	15.64%	379,010	2006
	17.672605	19.001500	7.52%	320,450	2005
	14.447416	17.672605	22.32%	175,554	2004
	10.000000	14.447416	44.47%	39,026	2003*

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.504046	9.268258	8.99%	72,394	2010
	6.604890	8.504046	28.75%	51,583	2009
	10.000000	6.604890	-33.95%	12,930	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.349715	18.992316	16.16%	251,136	2010
	9.580883	16.349715	70.65%	244,305	2009
	20.479456	9.580883	-53.22%	282,048	2008
	16.098968	20.479456	27.21%	328,443	2007
	12.706625	16.098968	26.70%	198,687	2006
	10.000000	12.706625	27.07%	85,210	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	19.269721	20.649570	7.16%	50,572	2010
	14.224700	19.269721	35.47%	49,384	2009
	24.136152	14.224700	-41.06%	58,168	2008
	21.149341	24.136152	14.12%	73,308	2007
	17.616721	21.149341	20.05%	82,138	2006
	16.176154	17.616721	8.91%	97,493	2005
	13.806194	16.176154	17.17%	110,116	2004
	10.000000	13.806194	38.06%	61,646	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.750921	14.735603	7.16%	712,216	2010
	10.139330	13.750921	35.62%	806,664	2009
	17.208279	10.139330	-41.08%	2,137,640	2008
	15.080228	17.208279	14.11%	1,414,038	2007
	12.559684	15.080228	20.07%	832,198	2006
	11.536447	12.559684	8.87%	358,393	2005
	10.000000	11.536447	15.36%	147,886	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.785942	16.717648	13.06%	890,990	2010
	12.602913	14.785942	17.32%	696,358	2009
	12.004450	12.602913	4.99%	766,523	2008
	10.938098	12.004450	9.75%	539,482	2007
	9.805659	10.938098	11.55%	247,672	2006
	10.000000	9.805659	-1.94%	66,770	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.316321	3.16%	8	2010*

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.291768	12.92%	7	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.840138	13.483719	13.88%	69,141	2010
	9.922204	11.840138	19.33%	76,607	2009
	17.495452	9.922204	-43.29%	84,486	2008
	15.841438	17.495452	10.44%	120,103	2007
	15.109879	15.841438	4.84%	120,996	2006
	14.077552	15.109879	7.33%	94,454	2005
	13.393156	14.077552	5.11%	91,308	2004
	10.000000	13.393156	33.93%	27,866	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.867684	18.582729	17.11%	143,580	2010
	11.305219	15.867684	40.36%	140,959	2009
	21.631595	11.305219	-47.74%	143,621	2008
	19.796443	21.631595	9.27%	153,993	2007
	17.225829	19.796443	14.92%	141,093	2006
	15.947910	17.225829	8.01%	144,563	2005
	13.996305	15.947910	13.94%	100,484	2004
	10.000000	13.996305	39.96%	30,935	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.873555	12.755306	7.43%	466,256	2010
	10.000000	11.873555	18.74%	258,224	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	16.150346	17.260958	6.88%	121,477	2010
	13.009955	16.150346	24.14%	103,263	2009
	15.679494	13.009955	-17.03%	103,905	2008
	14.383232	15.679494	9.01%	103,316	2007
	13.177656	14.383232	9.15%	121,807	2006
	12.381972	13.177656	6.43%	133,233	2005
	11.566752	12.381972	7.05%	136,098	2004
	10.000000	11.566752	15.67%	65,621	2003*

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.778978	19.765890	5.26%	690,654	2010
	13.010568	18.778978	44.34%	589,984	2009
	23.634716	13.010568	-44.95%	428,840	2008
	17.499988	23.634716	35.06%	228,496	2007
	16.224004	17.499988	7.86%	87,928	2006
	14.581300	16.224004	11.27%	74,728	2005
	12.504147	14.581300	16.61%	72,444	2004
	10.000000	12.504147	25.04%	41,889	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.266270	12.66%	14,972	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.855871	28.248365	23.59%	720,959	2010
	12.911924	22.855871	77.01%	928,727	2009
	27.333053	12.911924	-52.76%	913,274	2008
	21.591304	27.333053	26.59%	730,157	2007
	14.889076	21.591304	45.01%	401,043	2006
	11.408889	14.889076	30.50%	50,241	2005
	10.000000	11.408889	14.09%	28,162	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	33.886132	41.876759	23.58%	17,527	2010
	19.143301	33.886132	77.01%	18,424	2009
	40.540238	19.143301	-52.78%	21,619	2008
	32.037740	40.540238	26.54%	22,982	2007
	22.102874	32.037740	44.95%	23,384	2006
	16.946477	22.102874	30.43%	30,077	2005
	14.444423	16.946477	17.32%	33,289	2004
	10.000000	14.444423	44.44%	24,758	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.013209	15.535406	10.86%	81,915	2010
	10.191716	14.013209	37.50%	84,789	2009
	16.360596	10.191716	-37.71%	90,020	2008
	14.908348	16.360596	9.74%	103,225	2007
	14.054703	14.908348	6.07%	132,889	2006
	13.641189	14.054703	3.03%	166,557	2005
	12.662180	13.641189	7.73%	139,008	2004
	10.000000	12.662180	26.62%	28,924	2003*

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.019700	17.611740	9.94%	1,582,517	2010
	13.234707	16.019700	21.04%	1,837,767	2009
	19.906881	13.234707	-33.52%	606,737	2008
	18.718319	19.906881	6.35%	466,946	2007
	15.713331	18.718319	19.12%	320,410	2006
	14.930108	15.713331	5.25%	165,952	2005
	13.153700	14.930108	13.51%	86,111	2004
	10.000000	13.153700	31.54%	25,072	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.760516	7.61%	95,655	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.312225	10.732383	4.07%	1,321,950	2010
	9.205394	10.312225	12.02%	1,631,001	2009
	10.757043	9.205394	-14.42%	2,417,944	2008
	10.387234	10.757043	3.56%	2,504,771	2007
	10.084028	10.387234	3.01%	1,478,431	2006
	10.055878	10.084028	0.28%	570,036	2005
	10.094213	10.055878	-0.38%	485,480	2004
	10.000000	10.094213	0.94%	112,130	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.481440	13.575238	18.24%	32,233	2010
	9.462012	11.481440	21.34%	29,931	2009
	15.815002	9.462012	-40.17%	32,763	2008
	15.918034	15.815002	-0.65%	36,769	2007
	15.299187	15.918034	4.04%	42,814	2006
	15.040887	15.299187	1.72%	37,998	2005
	13.600525	15.040887	10.59%	28,564	2004
	10.000000	13.600525	36.01%	2,999	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.504527	16.400315	21.44%	261,513	2010
	10.394877	13.504527	29.92%	295,792	2009
	17.365394	10.394877	-40.14%	332,435	2008
	16.325586	17.365394	6.37%	2,345,229	2007
	14.524712	16.325586	12.40%	1,213,195	2006
	13.750324	14.524712	5.63%	258,626	2005
	12.279585	13.750324	11.98%	89,616	2004
	10.000000	12.279585	22.80%	21,645	2003*

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.455035	13.931081	11.85%	1,488,082	2010
	10.000000	12.455035	24.55%	43,137	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.307778	10.306485	10.73%	15,080,901	2010
	7.629628	9.307778	22.00%	12,369,142	2009
	10.991163	7.629628	-30.58%	6,702,114	2008
	10.476339	10.991163	4.91%	3,950,919	2007
	10.000000	10.476339	4.76%	1,564,890	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.514432	11.016128	4.77%	4,472,768	2010
	9.484428	10.514432	10.86%	3,424,459	2009
	10.645730	9.484428	-10.91%	1,628,685	2008
	10.458382	10.645730	1.79%	827,288	2007
	10.000000	10.458382	4.58%	268,429	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.326441	11.361285	10.02%	1,065,331	2010
	7.377345	10.326441	39.98%	973,447	2009
	12.162544	7.377345	-39.34%	739,115	2008
	10.759272	12.162544	13.04%	528,205	2007
	10.000000	10.759272	7.59%	257,005	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.605881	10.054668	16.83%	1,975,564	2010
	6.273149	8.605881	37.19%	1,810,590	2009
	11.375941	6.273149	-44.86%	1,485,640	2008
	10.285224	11.375941	10.60%	1,028,580	2007
	10.000000	10.285224	2.85%	434,227	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.763734	8.516788	9.70%	5,481,282	2010
	6.009658	7.763734	29.19%	3,919,920	2009
	9.816107	6.009658	-38.78%	1,442,019	2008
	10.000000	9.816107	-1.84%	212,179	2007*

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.093811	16.882971	11.85%	83,611	2010
	10.458553	15.093811	44.32%	96,065	2009
	14.692698	10.458553	-28.82%	117,694	2008
	14.412770	14.692698	1.94%	149,392	2007
	13.182227	14.412770	9.33%	199,272	2006
	13.025117	13.182227	1.21%	272,035	2005
	11.968242	13.025117	8.83%	361,045	2004
	10.000000	11.968242	19.68%	155,096	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.969129	13.388591	11.86%	1,688,513	2010
	8.288832	11.969129	44.40%	1,199,490	2009
	11.662156	8.288832	-28.93%	824,757	2008
	11.436266	11.662156	1.98%	805,730	2007
	10.460288	11.436266	9.33%	564,699	2006
	10.000000	10.460288	4.60%	291,953	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.733391	8.820667	14.06%	147,759	2010
	5.114540	7.733391	51.20%	113,514	2009
	10.000000	5.114540	-48.85%	6,982	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.952881	9.713768	22.14%	1,369,638	2010
	6.128884	7.952881	29.76%	2,674,500	2009
	10.000000	6.128884	-38.71%	3,127,326	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.127013	9.235097	13.63%	455,211	2010
	6.363626	8.127013	27.71%	204,984	2009
	10.000000	6.363626	-36.36%	97,152	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.389621	10.247522	9.14%	3,509,183	2010
	7.927537	9.389621	18.44%	1,765,210	2009
	10.000000	7.927537	-20.72%	378,240	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.842676	9.823944	11.10%	8,885,708	2010
	7.204634	8.842676	22.74%	4,659,340	2009
	10.000000	7.204634	-27.95%	781,370	2008*

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.143105	10.708329	5.57%	2,349,184	2010
	9.078992	10.143105	11.72%	1,730,306	2009
	10.000000	9.078992	-9.21%	406,041	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.116587	10.036480	10.09%	8,919,553	2010
	7.562819	9.116587	20.54%	4,598,715	2009
	10.000000	7.562819	-24.37%	1,248,891	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.559890	9.587811	12.01%	5,224,605	2010
	6.841204	8.559890	25.12%	3,460,479	2009
	10.000000	6.841204	-31.59%	2,121,221	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.664334	10.416230	7.78%	2,419,793	2010
	8.307908	9.664334	16.33%	1,274,715	2009
	10.000000	8.307908	-16.92%	432,736	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.569931	11.156576	5.55%	755,531	2010
	9.846940	10.569931	7.34%	1,185,400	2009
	10.000000	9.846940	-1.53%	45,420	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.340265	12.119428	6.87%	129,342	2010
	9.852755	11.340265	15.10%	80,342	2009
	10.000000	9.852755	-1.47%	21,244	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	33.815985	38.746446	14.58%	13,488	2010
	20.975923	33.815985	61.21%	15,423	2009
	50.440300	20.975923	-58.41%	23,197	2008
	35.146754	50.440300	43.51%	39,578	2007
	26.082562	35.146754	34.75%	47,163	2006
	19.938759	26.082562	30.81%	65,312	2005
	16.747920	19.938759	19.05%	71,796	2004
	10.000000	16.747920	67.48%	40,038	2003*

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	20.083189	23.006594	14.56%	634,627	2010
	12.457530	20.083189	61.21%	651,771	2009
	29.909118	12.457530	-58.35%	604,909	2008
	20.803597	29.909118	43.77%	763,480	2007
	15.411174	20.803597	34.99%	536,439	2006
	11.767045	15.411174	30.97%	385,207	2005
	10.000000	11.767045	17.67%	124,672	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.304475	12.744590	3.58%	3,049,932	2010
	12.121741	12.304475	1.51%	4,369,489	2009
	11.383970	12.121741	6.48%	4,728,497	2008
	10.747750	11.383970	5.92%	3,503,328	2007
	10.520907	10.747750	2.16%	2,231,883	2006
	10.306612	10.520907	2.08%	1,334,956	2005
	10.097116	10.306612	2.07%	712,630	2004
	10.000000	10.097116	0.97%	329,385	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.993821	7.812388	11.70%	332,995	2010
	5.465521	6.993821	27.96%	295,905	2009
	10.000000	5.465521	-45.34%	70,617	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.412370	8.930901	6.16%	328,990	2010
	6.617105	8.412370	27.13%	275,225	2009
	11.762888	6.617105	-43.75%	114,955	2008
	10.879072	11.762888	8.12%	97,679	2007
	10.000000	10.879072	8.79%	33,395	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.741444	17.836829	13.31%	734,918	2010
	12.518763	15.741444	25.74%	757,204	2009
	20.052686	12.518763	-37.57%	779,214	2008
	19.146442	20.052686	4.73%	792,261	2007
	16.572991	19.146442	15.53%	715,041	2006
	15.533235	16.572991	6.69%	515,861	2005
	13.780963	15.533235	12.72%	336,284	2004
	10.000000	13.780963	37.81%	123,566	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.550746	12.538559	8.55%	736,697	2010
	10.000000	11.550746	15.51%	200,244	2009*

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.110672	13.411681	10.74%	1,858,112	2010
	10.000000	12.110672	21.11%	864,519	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.471040	13.054060	4.67%	2,347,436	2010
	11.565462	12.471040	7.83%	1,799,805	2009
	12.449849	11.565462	-7.10%	1,274,549	2008
	11.952305	12.449849	4.16%	803,008	2007
	11.388958	11.952305	4.95%	705,204	2006
	11.152306	11.388958	2.12%	694,486	2005
	10.780499	11.152306	3.45%	655,198	2004
	10.000000	10.780499	7.80%	149,166	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.218297	15.588745	9.64%	8,390,680	2010
	12.073397	14.218297	17.77%	7,368,184	2009
	15.902704	12.073397	-24.08%	6,065,283	2008
	15.226962	15.902704	4.44%	5,727,126	2007
	13.833145	15.226962	10.08%	4,770,625	2006
	13.283730	13.833145	4.14%	3,462,681	2005
	12.268354	13.283730	8.28%	2,513,843	2004
	10.000000	12.268354	22.68%	573,509	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.230066	16.987195	11.54%	7,086,774	2010
	12.385996	15.230066	22.96%	6,245,621	2009
	18.263302	12.385996	-32.18%	6,151,367	2008
	17.406379	18.263302	4.92%	5,268,304	2007
	15.372992	17.406379	13.23%	3,539,345	2006
	14.524167	15.372992	5.84%	1,906,531	2005
	13.107980	14.524167	10.80%	1,173,760	2004
	10.000000	13.107980	31.08%	283,228	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.418114	14.393460	7.27%	2,900,993	2010
	11.848856	13.418114	13.24%	2,731,905	2009
	14.109371	11.848856	-16.02%	2,573,395	2008
	13.484310	14.109371	4.64%	2,439,953	2007
	12.581077	13.484310	7.18%	2,233,929	2006
	12.180624	12.581077	3.29%	1,646,247	2005
	11.499098	12.180624	5.93%	1,146,257	2004
	10.000000	11.499098	14.99%	354,433	2003*

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.866024	22.288107	24.75%	449,208	2010
	13.216175	17.866024	35.18%	460,683	2009
	21.043186	13.216175	-37.19%	442,381	2008
	19.793057	21.043186	6.32%	473,365	2007
	18.220786	19.793057	8.63%	452,505	2006
	16.442762	18.220786	10.81%	418,602	2005
	14.372884	16.442762	14.40%	318,466	2004
	10.000000	14.372884	43.73%	115,668	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.744251	10.620705	-1.15%	4,248,760	2010
	10.864686	10.744251	-1.11%	4,044,712	2009
	10.769904	10.864686	0.88%	5,268,231	2008
	10.397563	10.769904	3.58%	3,251,176	2007
	10.062340	10.397563	3.33%	2,014,139	2006
	9.914556	10.062340	1.49%	1,511,481	2005
	9.949175	9.914556	-0.35%	876,288	2004
	10.000000	9.949175	-0.51%	396,345	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.556122	13.725856	9.32%	681,586	2010
	10.212412	12.556122	22.95%	541,514	2009
	12.491118	10.212412	-18.24%	446,777	2008
	12.078610	12.491118	3.42%	500,099	2007
	11.654865	12.078610	3.64%	449,896	2006
	11.538532	11.654865	1.01%	334,075	2005
	10.956856	11.538532	5.31%	229,701	2004
	10.000000	10.956856	9.57%	100,113	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.176393	9.198227	12.50%	1,625,300	2010
	6.077196	8.176393	34.54%	2,778,612	2009
	10.000000	6.077196	-39.23%	2,768,334	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	15.043154	15.746802	4.68%	14,973	2010
	11.750680	15.043154	28.02%	15,048	2009
	22.211152	11.750680	-47.10%	19,132	2008
	21.878393	22.211152	1.52%	26,122	2007
	18.081550	21.878393	21.00%	28,702	2006
	16.362769	18.081550	10.50%	32,400	2005
	13.794301	16.362769	18.62%	40,181	2004
	10.000000	13.794301	37.94%	10,359	2003*

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.576559	11.066662	4.63%	556,349	2010
	8.262755	10.576559	28.00%	501,653	2009
	15.610335	8.262755	-47.07%	1,303,274	2008
	15.377993	15.610335	1.51%	1,611,321	2007
	12.708823	15.377993	21.00%	975,898	2006
	11.499254	12.708823	10.52%	497,730	2005
	10.000000	11.499254	14.99%	124,947	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.070301	9.202757	14.03%	1,390,102	2010
	6.311593	8.070301	27.86%	1,688,441	2009
	10.000000	6.311593	-36.88%	18,668	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.934264	8.842733	11.45%	581,435	2010
	6.299706	7.934264	25.95%	509,201	2009
	10.000000	6.299706	-37.00%	43,458	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.792888	9.742267	25.01%	1,374,095	2010
	6.221846	7.792888	25.25%	2,085,792	2009
	10.000000	6.221846	-37.78%	1,003,779	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.648417	10.227396	18.26%	921,221	2010
	6.705806	8.648417	28.97%	1,516,816	2009
	10.000000	6.705806	-32.94%	1,997,696	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	12.037789	14.886743	23.67%	151,443	2010
	9.574786	12.037789	25.72%	183,987	2009
	18.117657	9.574786	-47.15%	196,205	2008
	16.739290	18.117657	8.23%	238,615	2007
	16.442630	16.739290	1.80%	214,800	2006
	15.439101	16.442630	6.50%	193,249	2005
	13.801295	15.439101	11.87%	117,529	2004
	10.000000	13.801295	38.01%	57,049	2003*

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	17.430204	21.791420	25.02%	207,853	2010
	14.009965	17.430204	24.41%	204,856	2009
	20.935362	14.009965	-33.08%	229,635	2008
	22.830704	20.935362	-8.30%	271,094	2007
	19.723493	22.830704	15.75%	323,654	2006
	19.412385	19.723493	1.60%	318,761	2005
	16.785277	19.412385	15.65%	289,367	2004
	10.000000	16.785277	67.85%	97,297	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.232892	21.290055	23.54%	495,244	2010
	12.968402	17.232892	32.88%	514,396	2009
	21.282196	12.968402	-39.06%	675,298	2008
	21.130800	21.282196	0.72%	706,123	2007
	19.128034	21.130800	10.47%	665,832	2006
	17.275766	19.128034	10.72%	487,665	2005
	14.713013	17.275766	17.42%	311,577	2004
	10.000000	14.713013	47.13%	94,105	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.932384	14.474172	11.92%	1,037,601	2010
	10.419872	12.932384	24.11%	1,816,524	2009
	18.053627	10.419872	-42.28%	2,191,726	2008
	16.928560	18.053627	6.65%	1,889,754	2007
	15.101256	16.928560	12.10%	1,038,251	2006
	14.271744	15.101256	5.81%	310,135	2005
	13.181105	14.271744	8.27%	190,101	2004
	10.000000	13.181105	31.81%	48,074	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.211786	9.254814	28.33%	1,706,600	2010
	5.589945	7.211786	29.01%	1,736,104	2009
	10.000000	5.589945	-44.10%	86,856	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.446897	10.576649	1.24%	868,476	2010
	9.866941	10.446897	5.88%	881,154	2009
	10.000000	9.866941	-1.33%	134,410	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.313887	14.639901	9.96%	12,206	2010
	10.000000	13.313887	33.14%	8,537	2009*

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.937743	13.878241	7.27%	3,457,544	2010
	10.000000	12.937743	29.38%	24,883	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.934195	13.596896	5.12%	1,317,370	2010
	10.000000	12.934195	29.34%	2,087,832	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.072345	16.059186	14.12%	586,924	2010
	11.098645	14.072345	26.79%	555,118	2009
	17.884339	11.098645	-37.94%	641,972	2008
	18.577828	17.884339	-3.73%	1,386,846	2007
	16.262888	18.577828	14.23%	824,740	2006
	15.826204	16.262888	2.76%	264,404	2005
	13.674044	15.826204	15.74%	159,001	2004
	10.000000	13.674044	36.74%	61,312	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.874272	14.720264	14.34%	1,037,948	2010
	9.344243	12.874272	37.78%	1,119,113	2009
	15.846799	9.344243	-41.03%	1,243,385	2008
	15.116328	15.846799	4.83%	1,344,546	2007
	13.025388	15.116328	16.05%	1,273,427	2006
	11.553527	13.025388	12.74%	987,026	2005
	10.000000	11.553527	15.54%	466,348	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.886761	22.745144	14.37%	87,005	2010
	14.436640	19.886761	37.75%	103,264	2009
	24.476392	14.436640	-41.02%	119,920	2008
	23.343167	24.476392	4.85%	150,784	2007
	20.120354	23.343167	16.02%	172,727	2006
	17.844773	20.120354	12.75%	211,596	2005
	15.185545	17.844773	17.51%	242,171	2004
	10.000000	15.185545	51.86%	186,308	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.527302	2.854752	12.96%	467,006	2010
	2.022443	2.527302	24.96%	474,249	2009
	9.574573	2.022443	-78.88%	219,549	2008
	10.000000	9.574573	-4.25%	190,780	2007*

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.685734	4.169505	13.13%	134,659	2010
	2.960382	3.685734	24.50%	153,304	2009
	13.977407	2.960382	-78.82%	188,910	2008

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	13.298130	15.225622	14.49%	1,240,303	2010
	10.510501	13.298130	26.52%	1,912,600	2009
	17.324795	10.510501	-39.33%	2,126,714	2008
	16.828784	17.324795	2.95%	1,891,295	2007
	14.834684	16.828784	13.44%	1,276,271	2006
	14.192053	14.834684	4.53%	452,235	2005
	13.154162	14.192053	7.89%	329,525	2004
	10.000000	13.154162	31.54%	112,730	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.744186	21.584374	21.64%	266,019	2010
	13.113862	17.744186	35.31%	269,373	2009
	21.399140	13.113862	-38.72%	763,184	2008
	21.955079	21.399140	-2.53%	578,424	2007
	19.370473	21.955079	13.34%	351,760	2006
	17.860093	19.370473	8.46%	156,250	2005
	15.160168	17.860093	17.81%	103,610	2004
	10.000000	15.160168	51.60%	43,116	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.881912	11.764923	8.11%	234,030	2010
	10.000000	10.881912	8.82%	117,781	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.961461	11.397306	3.98%	1,713,746	2010
	10.000000	10.961461	9.61%	1,178,163	2009*

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.656463	13.179160	13.06%	40,399	2010
	9.083964	11.656463	28.32%	38,600	2009
	14.990773	9.083964	-39.40%	48,155	2008
	16.140864	14.990773	-7.13%	58,556	2007
	14.086781	16.140864	14.58%	66,135	2006
	13.542179	14.086781	4.02%	72,490	2005
	12.329674	13.542179	9.83%	56,134	2004
	10.000000	12.329674	23.30%	11,688	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.934733	16.243221	8.76%	9,282	2010
	12.122313	14.934733	23.20%	9,790	2009
	21.880176	12.122313	-44.60%	10,486	2008
	20.426997	21.880176	7.11%	10,986	2007
	16.179193	20.426997	26.25%	11,314	2006
	14.587540	16.179193	10.91%	11,716	2005
	12.700361	14.587540	14.86%	13,105	2004
	10.000000	12.700361	27.00%	20,884	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.987700	16.702690	19.41%	34,350	2010
	8.633740	13.987700	62.01%	22,599	2009
	13.871050	8.633740	-37.76%	13,573	2008
	13.299138	13.871050	4.30%	17,712	2007
	12.759864	13.299138	4.23%	20,882	2006
	12.212644	12.759864	4.48%	32,119	2005
	11.762739	12.212644	3.82%	28,723	2004
	10.000000	11.762739	17.63%	19,297	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.555188	5.55%	21,536	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.918054	11.532700	5.63%	201,428	2010
	10.097843	10.918054	8.12%	227,562	2009
	11.408108	10.097843	-11.49%	1,318,153	2008
	10.969146	11.408108	4.00%	1,696,298	2007
	10.714855	10.969146	2.37%	744,453	2006
	10.428901	10.714855	2.74%	167,141	2005
	10.137329	10.428901	2.88%	79,594	2004
	10.000000	10.137329	1.37%	5,050	2003*

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.967320	20.575707	8.48%	11,366	2010
	14.747139	18.967320	28.62%	14,482	2009
	17.547321	14.747139	-15.96%	20,854	2008
	16.685601	17.547321	5.16%	21,398	2007
	15.233456	16.685601	9.53%	25,296	2006
	13.742442	15.233456	10.85%	29,845	2005
	12.629396	13.742442	8.81%	45,100	2004
	10.000000	12.629396	26.29%	31,015	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.825485	18.25%	121,112	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.358197	16.739917	25.32%	147,446	2010
	8.853008	13.358197	50.89%	85,441	2009*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.944476	14.418806	11.39%	54,748	2010
	10.891935	12.944476	18.84%	54,629	2009
	18.598600	10.891935	-41.44%	72,681	2008
	17.962295	18.598600	3.54%	81,949	2007
	15.548302	17.962295	15.53%	90,258	2006
	15.052725	15.548302	3.29%	99,725	2005
	13.705252	15.052725	9.83%	111,291	2004
	10.000000	13.705252	37.05%	56,425	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.535352	23.170702	25.01%	21,393	2010
	13.157344	18.535352	40.87%	25,064	2009
	20.737143	13.157344	-36.55%	16,774	2008
	20.685110	20.737143	0.25%	16,114	2007
	18.341435	20.685110	12.78%	15,882	2006
	17.417912	18.341435	5.30%	17,131	2005
	14.812882	17.417912	17.59%	19,698	2004
	10.000000	14.812882	48.13%	10,376	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.538291	13.015420	3.81%	305,047	2010
	11.520233	12.538291	8.84%	242,808	2009
	11.854386	11.520233	-2.82%	248,540	2008
	10.964296	11.854386	8.12%	254,262	2007
	10.929220	10.964296	0.32%	265,171	2006
	10.896901	10.929220	0.30%	325,697	2005
	10.428842	10.896901	4.49%	326,338	2004
	10.000000	10.428842	4.29%	113,222	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.153806	14.789900	12.44%	32,922	2010
	11.310065	13.153806	16.30%	25,401	2009
	17.547486	11.310065	-35.55%	30,784	2008
	17.848184	17.547486	-1.68%	36,385	2007
	15.472068	17.848184	15.36%	62,339	2006
	14.990212	15.472068	3.21%	76,714	2005
	13.484369	14.990212	11.17%	41,358	2004
	10.000000	13.484369	34.84%	20,400	2003*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.256429	14.400100	17.49%	23,407	2010
	9.561908	12.256429	28.18%	20,817	2009
	12.826795	9.561908	-25.45%	13,670	2008
	13.312954	12.826795	-3.65%	11,185	2007
	11.213063	13.312954	18.73%	15,718	2006
	10.000000	11.213063	12.13%	7,518	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.076097	13.089237	8.39%	49,338	2010
	10.000000	12.076097	20.76%	14,147	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.355993	21.565748	24.26%	56,908	2010
	14.057572	17.355993	23.46%	55,554	2009
	20.605838	14.057572	-31.78%	65,041	2008
	21.005675	20.605838	-1.90%	73,381	2007
	18.591598	21.005675	12.98%	81,316	2006
	17.556363	18.591598	5.90%	94,165	2005
	14.586335	17.556363	20.36%	100,791	2004
	10.000000	14.586335	45.86%	41,744	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.606896	15.390203	13.11%	135,253	2010
	10.931931	13.606896	24.47%	143,124	2009
	17.662101	10.931931	-38.11%	172,608	2008
	17.036532	17.662101	3.67%	192,120	2007
	14.974545	17.036532	13.77%	221,539	2006
	14.519795	14.974545	3.13%	271,581	2005
	13.324207	14.519795	8.97%	278,141	2004
	10.000000	13.324207	33.24%	121,049	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.698331	15.562304	13.61%	60,286	2010
	11.348974	13.698331	20.70%	49,515	2009
	16.353341	11.348974	-30.60%	56,458	2008
	15.499446	16.353341	5.51%	62,541	2007
	13.506071	15.499446	14.76%	71,818	2006
	13.135669	13.506071	2.82%	91,446	2005
	12.693121	13.135669	3.49%	82,919	2004
	10.000000	12.693121	26.93%	52,488	2003*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.787110	13.935060	29.18%	7,272	2010
	8.685842	10.787110	24.19%	4,215	2009
	14.134927	8.685842	-38.55%	5,234	2008
	16.134823	14.134927	-12.39%	5,255	2007
	15.782822	16.134823	2.23%	6,614	2006
	15.140778	15.782822	4.24%	21,572	2005
	13.807334	15.140778	9.66%	20,531	2004
	10.000000	13.807334	38.07%	8,756	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.263410	14.801435	11.60%	14,697	2010
	11.858215	13.263410	11.85%	10,832	2009
	17.073810	11.858215	-30.55%	12,560	2008
	15.770575	17.073810	8.26%	10,734	2007
	13.792857	15.770575	14.34%	10,780	2006
	13.734130	13.792857	0.43%	12,975	2005
	12.984783	13.734130	5.77%	13,328	2004
	10.000000	12.984783	29.85%	15,136	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	12.057726	12.893172	6.93%	179,768	2010
	10.162081	12.057726	18.65%	161,379	2009
	11.131463	10.162081	-8.71%	185,846	2008
	10.722007	11.131463	3.82%	229,025	2007
	10.447837	10.722007	2.62%	244,810	2006
	10.476314	10.447837	-0.27%	262,408	2005
	10.268046	10.476314	2.03%	280,047	2004
	10.000000	10.268046	2.68%	132,268	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	11.219591	12.469404	11.14%	12,742	2010
	9.165923	11.219591	22.41%	2,032	2009
	12.403881	9.165923	-26.10%	1,768	2008
	11.585934	12.403881	7.06%	15,803	2007
	10.706491	11.585934	8.21%	783	2006
	10.000000	10.706491	7.06%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	11.112765	12.546367	12.90%	4,619	2010
	8.754255	11.112765	26.94%	3,813	2009
	13.192339	8.754255	-33.64%	4,177	2008
	12.149289	13.192339	8.59%	11,766	2007
	11.013523	12.149289	10.31%	4,503	2006
	10.000000	11.013523	10.14%	137	2005*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.855980	12.423867	14.44%	16,711	2010
	8.380464	10.855980	29.54%	14,185	2009
	13.726255	8.380464	-38.95%	348	2008
	12.514327	13.726255	9.68%	457	2007
	11.221906	12.514327	11.52%	210	2006
	10.000000	11.221906	12.22%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.563801	17.137015	17.67%	58,708	2010
	9.993789	14.563801	45.73%	48,910	2009
	22.196567	9.993789	-54.98%	47,208	2008
	15.434380	22.196567	43.81%	48,811	2007
	13.402323	15.434380	15.16%	48,920	2006
	10.000000	13.402323	34.02%	41,252	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.495315	15.314711	13.48%	247,527	2010
	10.521820	13.495315	28.26%	261,003	2009
	18.632087	10.521820	-43.53%	307,580	2008
	18.632135	18.632087	0.00%	377,076	2007
	15.732068	18.632135	18.43%	408,240	2006
	15.090059	15.732068	4.25%	433,619	2005
	13.737819	15.090059	9.84%	441,239	2004
	10.000000	13.737819	37.38%	171,004	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.745017	15.589028	22.31%	79,336	2010
	10.085837	12.745017	26.37%	82,568	2009
	19.384006	10.085837	-47.97%	95,822	2008
	15.498745	19.384006	25.07%	134,885	2007
	14.726525	15.498745	5.24%	139,842	2006
	14.134644	14.726525	4.19%	121,841	2005
	13.880172	14.134644	1.83%	155,119	2004
	10.000000	13.880172	38.80%	70,764	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	12.282886	13.044873	6.20%	301,652	2010
	10.772017	12.282886	14.03%	295,129	2009
	11.299506	10.772017	-4.67%	299,359	2008
	10.994286	11.299506	2.78%	349,770	2007
	10.690860	10.994286	2.84%	320,676	2006
	10.624499	10.690860	0.62%	303,552	2005
	10.326328	10.624499	2.89%	274,962	2004
	10.000000	10.326328	3.26%	86,780	2003*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.447538	27.230997	26.97%	166,223	2010
	15.541095	21.447538	38.01%	171,325	2009
	26.059359	15.541095	-40.36%	194,546	2008
	22.881386	26.059359	13.89%	239,200	2007
	20.613534	22.881386	11.00%	264,042	2006
	17.687147	20.613534	16.55%	278,206	2005
	14.368243	17.687147	23.10%	262,090	2004
	10.000000	14.368243	43.68%	51,844	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.044268	20.104876	11.42%	25,859	2010
	14.476801	18.044268	24.64%	25,018	2009
	26.160493	14.476801	-44.66%	28,922	2008
	22.633693	26.160493	15.58%	35,653	2007
	19.460718	22.633693	16.30%	37,370	2006
	16.590238	19.460718	17.30%	41,291	2005
	14.826272	16.590238	11.90%	48,220	2004
	10.000000	14.826272	48.26%	23,407	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.009807	13.380894	11.42%	62,303	2010
	9.636951	12.009807	24.62%	65,762	2009
	17.410128	9.636951	-44.65%	65,493	2008
	15.062075	17.410128	15.59%	79,838	2007
	12.946101	15.062075	16.34%	83,163	2006
	11.040339	12.946101	17.26%	111,516	2005
	10.000000	11.040339	10.40%	101,481	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.884114	21.064586	24.76%	41,094	2010
	10.879775	16.884114	55.19%	39,367	2009
	22.617260	10.879775	-51.90%	38,641	2008
	21.723116	22.617260	4.12%	43,936	2007
	18.961867	21.723116	14.56%	44,480	2006
	18.746295	18.961867	1.15%	60,172	2005
	16.675759	18.746295	12.42%	67,270	2004
	10.000000	16.675759	66.76%	35,142	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.599753	11.793823	11.27%	105,441	2010
	7.916115	10.599753	33.90%	81,576	2009
	11.396036	7.916115	-30.54%	74,033	2008
	11.123200	11.396036	2.45%	87,107	2007
	10.000000	11.123200	11.23%	34,474	2006*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.707460	16.330667	19.14%	172,973	2010
	11.829259	13.707460	15.88%	158,073	2009
	16.432270	11.829259	-28.01%	189,654	2008
	17.101050	16.432270	-3.91%	217,439	2007
	14.785234	17.101050	15.66%	258,435	2006
	14.475864	14.785234	2.14%	268,726	2005
	13.206529	14.475864	9.61%	259,637	2004
	10.000000	13.206529	32.07%	86,517	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.798651	22.536774	26.62%	65,204	2010
	13.955148	17.798651	27.54%	73,588	2009
	21.097978	13.955148	-33.86%	65,077	2008
	21.887430	21.097978	-3.61%	81,483	2007
	18.946391	21.887430	15.52%	87,121	2006
	17.639138	18.946391	7.41%	86,876	2005
	14.434639	17.639138	22.20%	81,736	2004
	10.000000	14.434639	44.35%	28,615	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.489692	9.243283	8.88%	11,408	2010
	6.600419	8.489692	28.62%	10,048	2009
	10.000000	6.600419	-34.00%	281	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.272686	18.883736	16.05%	23,437	2010
	9.545392	16.272686	70.48%	20,889	2009
	20.424312	9.545392	-53.26%	14,609	2008
	16.071961	20.424312	27.08%	19,688	2007
	12.698125	16.071961	26.57%	16,779	2006
	10.000000	12.698125	26.98%	6,530	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	19.136075	20.485633	7.05%	30,732	2010
	14.140350	19.136075	35.33%	27,988	2009
	24.017376	14.140350	-41.12%	30,028	2008
	21.066692	24.017376	14.01%	36,473	2007
	17.565594	21.066692	19.93%	43,907	2006
	16.145493	17.565594	8.80%	61,114	2005
	13.793976	16.145493	17.05%	64,766	2004
	10.000000	13.793976	37.94%	56,563	2003*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.672328	14.636567	7.05%	39,706	2010
	10.091589	13.672328	35.48%	35,982	2009
	17.144635	10.091589	-41.14%	82,879	2008
	15.039750	17.144635	14.00%	87,341	2007
	12.538624	15.039750	19.95%	83,242	2006
	11.528731	12.538624	8.76%	69,931	2005
	10.000000	11.528731	15.29%	47,929	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.716298	16.622077	12.95%	90,903	2010
	12.556261	14.716298	17.20%	50,207	2009
	11.972125	12.556261	4.88%	59,569	2008
	10.919750	11.972125	9.64%	36,418	2007
	9.799086	10.919750	11.44%	27,222	2006
	10.000000	9.799086	-2.01%	7,614	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.314608	3.15%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.289892	12.90%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.758023	13.376663	13.77%	18,565	2010
	9.863356	11.758023	19.21%	13,917	2009
	17.409344	9.863356	-43.34%	18,674	2008
	15.779518	17.409344	10.33%	20,335	2007
	15.066022	15.779518	4.74%	22,048	2006
	14.050854	15.066022	7.22%	22,829	2005
	13.381288	14.050854	5.00%	23,637	2004
	10.000000	13.381288	33.81%	11,604	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.757610	18.435167	16.99%	24,834	2010
	11.238163	15.757610	40.22%	27,612	2009
	21.525145	11.238163	-47.79%	31,838	2008
	19.719076	21.525145	9.16%	32,574	2007
	17.175844	19.719076	14.81%	43,104	2006
	15.917685	17.175844	7.90%	53,625	2005
	13.983912	15.917685	13.83%	48,604	2004
	10.000000	13.983912	39.84%	16,358	2003*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.865539	12.733819	7.32%	55,739	2010
	10.000000	11.865539	18.66%	11,146	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	16.038356	17.123931	6.77%	56,904	2010
	12.932819	16.038356	24.01%	42,516	2009
	15.602324	12.932819	-17.11%	37,727	2008
	14.326993	15.602324	8.90%	38,592	2007
	13.139386	14.326993	9.04%	38,856	2006
	12.358479	13.139386	6.32%	41,851	2005
	11.556502	12.358479	6.94%	49,410	2004
	10.000000	11.556502	15.57%	30,507	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.648783	19.609001	5.15%	61,056	2010
	12.933433	18.648783	44.19%	66,892	2009
	23.518443	12.933433	-45.01%	57,808	2008
	17.431602	23.518443	34.92%	55,815	2007
	16.176919	17.431602	7.76%	44,031	2006
	14.553654	16.176919	11.15%	58,632	2005
	12.493074	14.553654	16.49%	62,209	2004
	10.000000	12.493074	24.93%	48,871	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.258719	12.59%	3,975	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.725239	28.058544	23.47%	64,880	2010
	12.851124	22.725239	76.83%	62,255	2009
	27.232002	12.851124	-52.81%	63,888	2008
	21.533365	27.232002	26.46%	76,769	2007
	14.864113	21.533365	44.87%	64,913	2006
	11.401257	14.864113	30.37%	32,183	2005
	10.000000	11.401257	14.01%	10,567	2004*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	33.651172	41.544406	23.46%	6,261	2010
	19.029804	33.651172	76.83%	8,273	2009
	40.340861	19.029804	-52.83%	9,296	2008
	31.912614	40.340861	26.41%	10,141	2007
	22.038767	31.912614	44.80%	10,412	2006
	16.914366	22.038767	30.30%	11,147	2005
	14.431628	16.914366	17.20%	12,162	2004
	10.000000	14.431628	44.32%	8,718	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.916023	15.412073	10.75%	50,707	2010
	10.131280	13.916023	37.36%	50,649	2009
	16.280091	10.131280	-37.77%	59,176	2008
	14.850087	16.280091	9.63%	62,969	2007
	14.013917	14.850087	5.97%	62,715	2006
	13.615317	14.013917	2.93%	70,076	2005
	12.650967	13.615317	7.62%	64,843	2004
	10.000000	12.650967	26.51%	23,863	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.908543	17.471867	9.83%	121,428	2010
	13.156184	15.908543	20.92%	120,714	2009
	19.808873	13.156184	-33.58%	95,562	2008
	18.645132	19.808873	6.24%	127,935	2007
	15.667692	18.645132	19.00%	92,502	2006
	14.901771	15.667692	5.14%	71,307	2005
	13.142033	14.901771	13.39%	64,782	2004
	10.000000	13.142033	31.42%	27,889	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.753310	7.53%	314	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.240700	10.647160	3.97%	95,131	2010
	9.150793	10.240700	11.91%	90,543	2009
	10.704077	9.150793	-14.51%	135,120	2008
	10.346619	10.704077	3.45%	182,938	2007
	10.054736	10.346619	2.90%	168,620	2006
	10.036805	10.054736	0.18%	179,753	2005
	10.085267	10.036805	-0.48%	121,107	2004
	10.000000	10.085267	0.85%	46,380	2003*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.401784	13.467423	18.12%	11,366	2010
	9.405887	11.401784	21.22%	9,996	2009
	15.737151	9.405887	-40.23%	11,311	2008
	15.855812	15.737151	-0.75%	17,530	2007
	15.254782	15.855812	3.94%	16,721	2006
	15.012368	15.254782	1.61%	18,257	2005
	13.588485	15.012368	10.48%	19,680	2004
	10.000000	13.588485	35.88%	14,242	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.413659	16.273510	21.32%	37,149	2010
	10.335393	13.413659	29.78%	30,714	2009
	17.283561	10.335393	-40.20%	37,973	2008
	16.265200	17.283561	6.26%	98,151	2007
	14.485598	16.265200	12.29%	74,037	2006
	13.727148	14.485598	5.53%	40,801	2005
	12.271291	13.727148	11.86%	27,313	2004
	10.000000	12.271291	22.71%	618	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.446627	13.907599	11.74%	173,914	2010
	10.000000	12.446627	24.47%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.273251	10.257868	10.62%	113,491	2010
	7.609027	9.273251	21.87%	71,140	2009
	10.972607	7.609027	-30.65%	44,969	2008
	10.469308	10.972607	4.81%	33,975	2007
	10.000000	10.469308	4.69%	11,171	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.475482	10.964216	4.67%	104,575	2010
	9.458857	10.475482	10.75%	61,487	2009
	10.627782	9.458857	-11.00%	54,356	2008
	10.451366	10.627782	1.69%	66,590	2007
	10.000000	10.451366	4.51%	36,533	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.288170	11.307734	9.91%	53,043	2010
	7.357433	10.288170	39.83%	52,339	2009
	12.142021	7.357433	-39.41%	38,138	2008
	10.752059	12.142021	12.93%	44,033	2007
	10.000000	10.752059	7.52%	10,431	2006*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.573945	10.007247	16.72%	70,925	2010
	6.256195	8.573945	37.05%	78,070	2009
	11.356722	6.256195	-44.91%	73,125	2008
	10.278312	11.356722	10.49%	79,948	2007
	10.000000	10.278312	2.78%	39,115	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.742763	8.485198	9.59%	59,090	2010
	5.999507	7.742763	29.06%	47,980	2009
	9.809470	5.999507	-38.84%	33,538	2008
	10.000000	9.809470	-1.91%	4,183	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.989136	16.748919	11.74%	33,379	2010
	10.396527	14.989136	44.17%	37,234	2009
	14.620363	10.396527	-28.89%	45,718	2008
	14.356419	14.620363	1.84%	70,030	2007
	13.143946	14.356419	9.22%	86,352	2006
	13.000404	13.143946	1.10%	98,804	2005
	11.957633	13.000404	8.72%	156,067	2004
	10.000000	11.957633	19.58%	64,131	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.912792	13.312097	11.75%	84,389	2010
	8.258152	11.912792	44.25%	77,928	2009
	11.630759	8.258152	-29.00%	52,617	2008
	11.417078	11.630759	1.87%	71,078	2007
	10.453271	11.417078	9.22%	66,130	2006
	10.000000	10.453271	4.53%	70,920	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.720327	8.796863	13.94%	3,178	2010
	5.111068	7.720327	51.05%	4,649	2009
	10.000000	5.111068	-48.89%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.939453	9.687562	22.02%	45,436	2010
	6.124732	7.939453	29.63%	65,638	2009
	10.000000	6.124732	-38.75%	70,750	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.113295	9.210181	13.52%	42,054	2010
	6.359322	8.113295	27.58%	64,612	2009
	10.000000	6.359322	-36.41%	41,204	2008*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.373787	10.219895	9.03%	46,230	2010
	7.922177	9.373787	18.32%	12,605	2009
	10.000000	7.922177	-20.78%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.827775	9.797479	10.98%	114,586	2010
	7.199765	8.827775	22.61%	100,943	2009
	10.000000	7.199765	-28.00%	57,224	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.126015	10.679483	5.47%	1,071	2010
	9.072864	10.126015	11.61%	10,190	2009
	10.000000	9.072864	-9.27%	12,578	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.101202	10.009410	9.98%	98,561	2010
	7.557700	9.101202	20.42%	49,631	2009
	10.000000	7.557700	-24.42%	8,396	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.545465	9.561977	11.90%	55,525	2010
	6.836576	8.545465	25.00%	49,169	2009
	10.000000	6.836576	-31.63%	39,694	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.648048	10.388154	7.67%	46,630	2010
	8.302301	9.648048	16.21%	21,924	2009
	10.000000	8.302301	-16.98%	6,114	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.552114	11.126508	5.44%	39,599	2010
	9.840292	10.552114	7.23%	53,426	2009
	10.000000	9.840292	-1.60%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.321157	12.086780	6.76%	16,343	2010
	9.846106	11.321157	14.98%	3,827	2009
	10.000000	9.846106	-1.54%	0	2008*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	33.581526	38.438953	14.46%	4,292	2010
	20.851578	33.581526	61.05%	4,213	2009
	50.192300	20.851578	-58.46%	5,088	2008
	35.009514	50.192300	43.37%	7,519	2007
	26.006933	35.009514	34.62%	8,665	2006
	19.900995	26.006933	30.68%	10,693	2005
	16.733125	19.900995	18.93%	14,050	2004
	10.000000	16.733125	67.33%	10,861	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.968403	22.851982	14.44%	48,004	2010
	12.398865	19.968403	61.05%	52,416	2009
	29.798561	12.398865	-58.39%	47,475	2008
	20.747777	29.798561	43.62%	68,951	2007
	15.385337	20.747777	34.85%	57,132	2006
	11.759167	15.385337	30.84%	49,956	2005
	10.000000	11.759167	17.59%	22,362	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.219122	12.643385	3.47%	283,606	2010
	12.049841	12.219122	1.40%	312,237	2009
	11.327897	12.049841	6.37%	371,860	2008
	10.705704	11.327897	5.81%	342,037	2007
	10.490339	10.705704	2.05%	317,140	2006
	10.287039	10.490339	1.98%	307,428	2005
	10.088161	10.287039	1.97%	313,655	2004
	10.000000	10.088161	0.88%	155,896	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.982004	7.791317	11.59%	11,687	2010
	5.461818	6.982004	27.83%	12,522	2009
	10.000000	5.461818	-45.38%	6,540	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.381156	8.888768	6.06%	0	2010
	6.599237	8.381156	27.00%	2,013	2009
	11.743033	6.599237	-43.80%	685	2008
	10.871766	11.743033	8.01%	1,438	2007
	10.000000	10.871766	8.72%	5,558	2006*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.384560	12.950424	4.57%	100,847	2010
	11.496884	12.384560	7.72%	116,132	2009
	12.388569	11.496884	-7.20%	130,694	2008
	11.905582	12.388569	4.06%	127,302	2007
	11.355896	11.905582	4.84%	144,072	2006
	11.131149	11.355896	2.02%	176,376	2005
	10.770944	11.131149	3.34%	128,552	2004
	10.000000	10.770944	7.71%	63,677	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.325050	14.279185	7.16%	377,280	2010
	11.778592	13.325050	13.13%	391,010	2009
	14.039919	11.778592	-16.11%	411,906	2008
	13.431593	14.039919	4.53%	480,796	2007
	12.544538	13.431593	7.07%	521,272	2006
	12.157509	12.544538	3.18%	565,398	2005
	11.488900	12.157509	5.82%	528,196	2004
	10.000000	11.488900	14.89%	124,392	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.119693	15.464981	9.53%	695,235	2010
	12.001822	14.119693	17.65%	722,930	2009
	15.824448	12.001822	-24.16%	806,349	2008
	15.167450	15.824448	4.33%	964,533	2007
	13.792985	15.167450	9.96%	1,009,964	2006
	13.258532	13.792985	4.03%	1,063,744	2005
	12.257476	13.258532	8.17%	959,455	2004
	10.000000	12.257476	22.57%	366,922	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.124442	16.852338	11.42%	509,975	2010
	12.312557	15.124442	22.84%	567,740	2009
	18.173421	12.312557	-32.25%	581,897	2008
	17.338348	18.173421	4.82%	573,635	2007
	15.328374	17.338348	13.11%	608,199	2006
	14.496628	15.328374	5.74%	632,600	2005
	13.096373	14.496628	10.69%	514,225	2004
	10.000000	13.096373	30.96%	180,511	2003*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.632265	17.695222	13.20%	133,489	2010
	12.444523	15.632265	25.62%	137,263	2009
	19.954000	12.444523	-37.63%	153,089	2008
	19.071621	19.954000	4.63%	168,400	2007
	16.524893	19.071621	15.41%	185,462	2006
	15.503787	16.524893	6.59%	208,717	2005
	13.768764	15.503787	12.60%	159,962	2004
	10.000000	13.768764	37.69%	62,427	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.542944	12.517421	8.44%	28,501	2010
	10.000000	11.542944	15.43%	3,279	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.102502	13.389091	10.63%	3,091	2010
	10.000000	12.102502	21.03%	3,069	2009*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.742082	22.111126	24.63%	101,921	2010
	13.137796	17.742082	35.05%	105,310	2009
	20.939637	13.137796	-37.26%	123,574	2008
	19.715712	20.939637	6.21%	150,794	2007
	18.167905	19.715712	8.52%	181,431	2006
	16.411579	18.167905	10.70%	187,304	2005
	14.360150	16.411579	14.29%	188,855	2004
	10.000000	14.360150	43.60%	67,999	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.669317	10.535967	-1.25%	402,476	2010
	10.799837	10.669317	-1.21%	496,778	2009
	10.716462	10.799837	0.78%	849,550	2008
	10.356504	10.716462	3.48%	488,792	2007
	10.032727	10.356504	3.23%	445,591	2006
	9.895360	10.032727	1.39%	339,809	2005
	9.939966	9.895360	-0.45%	359,003	2004
	10.000000	9.939966	-0.60%	233,247	2003*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.469036	13.616863	9.21%	93,521	2010
	10.151842	12.469036	22.83%	93,751	2009
	12.429626	10.151842	-18.33%	99,723	2008
	12.031384	12.429626	3.31%	128,186	2007
	11.621015	12.031384	3.53%	135,151	2006
	11.516635	11.621015	0.91%	142,911	2005
	10.947135	11.516635	5.20%	132,642	2004
	10.000000	10.947135	9.47%	48,837	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.162604	9.173427	12.38%	82,655	2010
	6.073083	8.162604	34.41%	97,408	2009
	10.000000	6.073083	-39.27%	61,580	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.941929	15.625032	4.57%	2,445	2010
	11.683433	14.941929	27.89%	2,278	2009
	22.106488	11.683433	-47.15%	3,747	2008
	21.797487	22.106488	1.42%	4,318	2007
	18.032864	21.797487	20.88%	5,963	2006
	16.335191	18.032864	10.39%	8,517	2005
	13.784997	16.335191	18.50%	16,519	2004
	10.000000	13.784997	37.85%	5,649	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.516093	10.992269	4.53%	31,129	2010
	8.223837	10.516093	27.87%	34,925	2009
	15.552594	8.223837	-47.12%	60,574	2008
	15.336721	15.552594	1.41%	89,518	2007
	12.687509	15.336721	20.88%	82,685	2006
	11.491561	12.687509	10.41%	72,409	2005
	10.000000	11.491561	14.92%	27,692	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.056674	9.177926	13.92%	157,251	2010
	6.307318	8.056674	27.74%	67,269	2009
	10.000000	6.307318	-36.93%	1,554	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.920878	8.818891	11.34%	95,406	2010
	6.295437	7.920878	25.82%	110,027	2009
	10.000000	6.295437	-37.05%	0	2008*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.779729	9.715983	24.89%	131,801	2010
	6.217635	7.779729	25.12%	153,211	2009
	10.000000	6.217635	-37.82%	22,498	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.633805	10.199792	18.14%	41,495	2010
	6.701262	8.633805	28.84%	35,936	2009
	10.000000	6.701262	-32.99%	44,296	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.954272	14.768511	23.54%	31,484	2010
	9.517988	11.954272	25.60%	27,664	2009
	18.028478	9.517988	-47.21%	30,794	2008
	16.673865	18.028478	8.12%	38,830	2007
	16.394915	16.673865	1.70%	39,827	2006
	15.409829	16.394915	6.39%	34,070	2005
	13.789075	15.409829	11.75%	34,571	2004
	10.000000	13.789075	37.89%	11,688	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	17.309278	21.618365	24.89%	76,413	2010
	13.926862	17.309278	24.29%	79,576	2009
	20.832316	13.926862	-33.15%	92,478	2008
	22.741481	20.832316	-8.40%	107,159	2007
	19.666249	22.741481	15.64%	126,017	2006
	19.375585	19.666249	1.50%	162,491	2005
	16.770427	19.375585	15.53%	163,464	2004
	10.000000	16.770427	67.70%	59,076	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.113382	21.121050	23.42%	101,270	2010
	12.891503	17.113382	32.75%	124,884	2009
	21.177486	12.891503	-39.13%	159,114	2008
	21.048246	21.177486	0.61%	190,967	2007
	19.072534	21.048246	10.36%	219,107	2006
	17.243018	19.072534	10.61%	242,827	2005
	14.699991	17.243018	17.30%	230,346	2004
	10.000000	14.699991	47.00%	71,931	2003*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.842677	14.359252	11.81%	47,131	2010
	10.358075	12.842677	23.99%	58,233	2009
	17.964782	10.358075	-42.34%	71,195	2008
	16.862404	17.964782	6.54%	84,739	2007
	15.057436	16.862404	11.99%	75,902	2006
	14.244700	15.057436	5.71%	58,530	2005
	13.169445	14.244700	8.16%	47,341	2004
	10.000000	13.169445	31.69%	14,201	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.199571	9.229811	28.20%	164,972	2010
	5.586139	7.199571	28.88%	176,470	2009
	10.000000	5.586139	-44.14%	4,651	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.429293	10.548150	1.14%	18,685	2010
	9.860285	10.429293	5.77%	17,772	2009
	10.000000	9.860285	-1.40%	274	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.304907	14.615236	9.85%	0	2010
	10.000000	13.304907	33.05%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.929015	13.854859	7.16%	760,924	2010
	10.000000	12.929015	29.29%	1,186	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.925473	13.574005	5.02%	30,815	2010
	10.000000	12.925473	29.25%	42,269	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.974721	15.931666	14.00%	63,816	2010
	11.032808	13.974721	26.67%	64,901	2009
	17.796309	11.032808	-38.01%	82,223	2008
	18.505212	17.796309	-3.83%	103,621	2007
	16.215677	18.505212	14.12%	103,474	2006
	15.796192	16.215677	2.66%	88,975	2005
	13.661931	15.796192	15.62%	88,109	2004
	10.000000	13.661931	36.62%	23,667	2003*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.800664	14.621315	14.22%	181,907	2010
	9.300233	12.800664	37.64%	198,034	2009
	15.788180	9.300233	-41.09%	218,389	2008
	15.075751	15.788180	4.73%	252,799	2007
	13.003547	15.075751	15.94%	281,181	2006
	11.545805	13.003547	12.63%	322,408	2005
	10.000000	11.545805	15.46%	247,470	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.748832	22.564578	14.26%	95,505	2010
	14.351042	19.748832	37.61%	111,981	2009
	24.355978	14.351042	-41.08%	124,270	2008
	23.251982	24.355978	4.75%	149,002	2007
	20.061994	23.251982	15.90%	165,589	2006
	17.810972	20.061994	12.64%	188,998	2005
	15.172123	17.810972	17.39%	214,349	2004
	10.000000	15.172123	51.72%	149,794	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.520477	2.844156	12.84%	71,651	2010
	2.019020	2.520477	24.84%	67,721	2009
	9.568097	2.019020	-78.90%	48,707	2008
	10.000000	9.568097	-4.32%	18,168	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.660149	4.136369	13.01%	45,987	2010
	2.942816	3.660149	24.38%	44,045	2009
	13.908610	2.942816	-78.84%	53,481	2008
	14.151995	13.908610	-1.72%	77,779	2007
	13.120155	14.151995	7.86%	126,337	2006
	13.024605	13.120155	0.73%	154,981	2005
	12.130260	13.024605	7.37%	157,616	2004
	10.000000	12.130260	21.30%	64,306	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	13.205884	15.104731	14.38%	127,546	2010
	10.448177	13.205884	26.39%	135,658	2009
	17.239555	10.448177	-39.39%	160,546	2008
	16.763040	17.239555	2.84%	177,429	2007
	14.791636	16.763040	13.33%	175,876	2006
	14.165148	14.791636	4.42%	147,494	2005
	13.142514	14.165148	7.78%	149,355	2004
	10.000000	13.142514	31.43%	54,385	2003*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.621145	21.413044	21.52%	42,607	2010
	13.036119	17.621145	35.17%	41,593	2009
	21.293886	13.036119	-38.78%	54,909	2008
	21.869330	21.293886	-2.63%	59,689	2007
	19.314296	21.869330	13.23%	54,274	2006
	17.826274	19.314296	8.35%	46,470	2005
	15.146754	17.826274	17.69%	45,569	2004
	10.000000	15.146754	51.47%	24,045	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.874552	11.745076	8.01%	3,341	2010
	10.000000	10.874552	8.75%	3,055	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.954048	11.378072	3.87%	93,551	2010
	10.000000	10.954048	9.54%	56,955	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.578051	13.077277	12.95%	7,507	2010
	9.031982	11.578051	28.19%	5,370	2009
	14.920123	9.031982	-39.46%	6,866	2008
	16.081163	14.920123	-7.22%	19,004	2007
	14.048844	16.081163	14.47%	20,151	2006
	13.519348	14.048844	3.92%	21,689	2005
	12.321351	13.519348	9.72%	21,877	2004
	10.000000	12.321351	23.21%	9,486	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.834253	16.117634	8.65%	1,935	2010
	12.052948	14.834253	23.08%	914	2009
	21.777079	12.052948	-44.65%	1,327	2008
	20.351449	21.777079	7.01%	1,785	2007
	16.135628	20.351449	26.13%	3,380	2006
	14.562944	16.135628	10.80%	3,443	2005
	12.691782	14.562944	14.74%	11,948	2004
	10.000000	12.691782	26.92%	1,765	2003*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.893565	16.573515	19.29%	21,092	2010
	8.584322	13.893565	61.85%	16,416	2009
	13.805667	8.584322	-37.82%	16,814	2008
	13.249928	13.805667	4.19%	19,229	2007
	12.725497	13.249928	4.12%	20,240	2006
	12.192050	12.725497	4.38%	21,853	2005
	11.754791	12.192050	3.72%	22,272	2004
	10.000000	11.754791	17.55%	8,225	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.548103	5.48%	12,881	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.844613	11.443545	5.52%	23,967	2010
	10.040076	10.844613	8.01%	24,419	2009
	11.354331	10.040076	-11.57%	59,870	2008
	10.928553	11.354331	3.90%	94,528	2007
	10.685986	10.928553	2.27%	61,875	2006
	10.411305	10.685986	2.64%	33,828	2005
	10.130478	10.411305	2.77%	33,246	2004
	10.000000	10.130478	1.30%	6,101	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.833473	20.409846	8.37%	6,103	2010
	14.657881	18.833473	28.49%	6,386	2009
	17.458787	14.657881	-16.04%	7,275	2008
	16.618318	17.458787	5.06%	16,168	2007
	15.187336	16.618318	9.42%	21,321	2006
	13.714668	15.187336	10.74%	23,757	2005
	12.616630	13.714668	8.70%	27,721	2004
	10.000000	12.616630	26.17%	22,779	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.817546	18.18%	14,556	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.289036	16.636421	25.19%	6,283	2010
	8.816097	13.289036	50.74%	1,088	2009*

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.854596	14.304207	11.28%	0	2010
	10.827274	12.854596	18.72%	0	2009
	18.506988	10.827274	-41.50%	0	2008
	17.892030	18.506988	3.44%	0	2007
	15.503132	17.892030	15.41%	0	2006
	15.024168	15.503132	3.19%	0	2005
	13.693110	15.024168	9.72%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.406669	22.986580	24.88%	45,972	2010
	13.079240	18.406669	40.73%	22,880	2009
	20.635008	13.079240	-36.62%	6,804	2008
	20.604211	20.635008	0.15%	0	2007
	18.288161	20.604211	12.66%	0	2006
	17.384867	18.288161	5.20%	0	2005
	14.799761	17.384867	17.47%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.449686	12.910361	3.70%	337,776	2010
	11.450417	12.449686	8.73%	238,465	2009
	11.794488	11.450417	-2.92%	164,927	2008
	10.920015	11.794488	8.01%	97,065	2007
	10.896084	10.920015	0.22%	147,414	2006
	10.874842	10.896084	0.20%	142,798	2005
	10.418281	10.874842	4.38%	45,017	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.062460	14.672334	12.32%	0	2010
	11.242922	13.062460	16.18%	0	2009
	17.461039	11.242922	-35.61%	0	2008
	17.778371	17.461039	-1.78%	0	2007
	15.427120	17.778371	15.24%	0	2006
	14.961770	15.427120	3.11%	0	2005
	13.472415	14.961770	11.05%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.198606	14.317670	17.37%	138,868	2010
	9.526439	12.198606	28.05%	96,929	2009
	12.792189	9.526439	-25.53%	76,098	2008
	13.290580	12.792189	-3.75%	80,981	2007
	11.205543	13.290580	18.61%	43,771	2006
	10.000000	11.205543	12.06%	9,077	2005*

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.067934	13.067152	8.28%	103,469	2010
	10.000000	12.067934	20.68%	48,929	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.235524	21.394413	24.13%	87,490	2010
	13.974154	17.235524	23.34%	52,947	2009
	20.504377	13.974154	-31.85%	55,313	2008
	20.923558	20.504377	-2.00%	51,112	2007
	18.537637	20.923558	12.87%	68,501	2006
	17.523087	18.537637	5.79%	56,121	2005
	14.573424	17.523087	20.24%	16,387	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.512440	15.267909	12.99%	248,362	2010
	10.867044	13.512440	24.34%	234,564	2009
	17.575096	10.867044	-38.17%	239,710	2008
	16.969878	17.575096	3.57%	222,939	2007
	14.931032	16.969878	13.66%	192,584	2006
	14.492244	14.931032	3.03%	148,222	2005
	13.312395	14.492244	8.86%	47,131	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.603246	15.438650	13.49%	56,753	2010
	11.281615	13.603246	20.58%	36,145	2009
	16.272778	11.281615	-30.67%	24,382	2008
	15.438813	16.272778	5.40%	22,519	2007
	13.466826	15.438813	14.64%	22,355	2006
	13.110738	13.466826	2.72%	22,119	2005
	12.681876	13.110738	3.38%	6,319	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.712167	13.824260	29.05%	0	2010
	8.634253	10.712167	24.07%	0	2009
	14.065272	8.634253	-38.61%	0	2008
	16.071699	14.065272	-12.48%	0	2007
	15.736972	16.071699	2.13%	0	2006
	15.112039	15.736972	4.14%	0	2005
	13.795093	15.112039	9.55%	0	2004

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.171340	14.683822	11.48%	0	2010
	11.787834	13.171340	11.74%	0	2009
	16.989717	11.787834	-30.62%	0	2008
	15.708894	16.989717	8.15%	0	2007
	13.752791	15.708894	14.22%	0	2006
	13.708073	13.752791	0.33%	0	2005
	12.973272	13.708073	5.66%	0	2004

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.974030	12.790728	6.82%	144,069	2010
	10.101766	11.974030	18.53%	146,500	2009
	11.076617	10.101766	-8.80%	148,081	2008
	10.680041	11.076617	3.71%	163,718	2007
	10.417461	10.680041	2.52%	151,885	2006
	10.456416	10.417461	-0.37%	101,696	2005
	10.258926	10.456416	1.93%	41,911	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	11.166697	12.398062	11.03%	120,635	2010
	9.131944	11.166697	22.28%	77,965	2009
	12.370445	9.131944	-26.18%	23,646	2008
	11.566476	12.370445	6.95%	19,213	2007
	10.699312	11.566476	8.10%	9,675	2006
	10.000000	10.699312	6.99%	9,177	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	11.060351	12.474560	12.79%	372,610	2010
	8.721797	11.060351	26.81%	217,858	2009
	13.156786	8.721797	-33.71%	127,575	2008
	12.128889	13.156786	8.47%	35,721	2007
	11.006133	12.128889	10.20%	32,888	2006
	10.000000	11.006133	10.06%	20,710	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.804752	12.352735	14.33%	126,296	2010
	8.349378	10.804752	29.41%	123,502	2009
	13.689247	8.349378	-39.01%	50,206	2008
	12.493309	13.689247	9.57%	47,115	2007
	11.214376	12.493309	11.40%	13,689	2006
	10.000000	11.214376	12.14%	8,505	2005*

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.495096	17.038919	17.55%	165,740	2010
	9.956721	14.495096	45.58%	176,142	2009
	22.136758	9.956721	-55.02%	178,084	2008
	15.408470	22.136758	43.67%	193,112	2007
	13.393345	15.408470	15.05%	112,733	2006
	10.000000	13.393345	33.93%	30,570	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.401575	15.192949	13.37%	302,481	2010
	10.459329	13.401575	28.13%	304,908	2009
	18.540287	10.459329	-43.59%	316,381	2008
	18.559236	18.540287	-0.10%	333,359	2007
	15.686349	18.559236	18.31%	271,108	2006
	15.061405	15.686349	4.15%	185,979	2005
	13.725633	15.061405	9.73%	86,904	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.656565	15.465188	22.19%	71,175	2010
	10.025990	12.656565	26.24%	72,829	2009
	19.288579	10.025990	-48.02%	69,012	2008
	15.438157	19.288579	24.94%	64,232	2007
	14.683761	15.438157	5.14%	40,149	2006
	14.107836	14.683761	4.08%	37,221	2005
	13.867877	14.107836	1.73%	17,043	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	12.197618	12.941194	6.10%	639,382	2010
	10.708075	12.197618	13.91%	736,190	2009
	11.243823	10.708075	-4.76%	618,833	2008
	10.951260	11.243823	2.67%	702,179	2007
	10.659771	10.951260	2.73%	373,915	2006
	10.604314	10.659771	0.52%	198,110	2005
	10.317150	10.604314	2.78%	54,530	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.298626	27.014572	26.84%	421,720	2010
	15.448824	21.298626	37.87%	403,890	2009
	25.930971	15.448824	-40.42%	392,940	2008
	22.791856	25.930971	13.77%	365,353	2007
	20.553638	22.791856	10.89%	305,453	2006
	17.653567	20.553638	16.43%	203,170	2005
	14.355502	17.653567	22.97%	67,726	2004

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.918989	19.945109	11.31%	0	2010
	14.390862	17.918989	24.52%	0	2009
	26.031640	14.390862	-44.72%	0	2008
	22.545159	26.031640	15.46%	0	2007
	19.404191	22.545159	16.19%	0	2006
	16.558753	19.404191	17.18%	0	2005
	14.813129	16.558753	11.78%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.941094	13.290874	11.30%	134,255	2010
	9.591527	11.941094	24.50%	138,015	2009
	17.345687	9.591527	-44.70%	126,711	2008
	15.021620	17.345687	15.47%	132,935	2007
	12.924386	15.021620	16.23%	87,547	2006
	11.032954	12.924386	17.14%	66,492	2005
	10.000000	11.032954	10.33%	19,603	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.766879	20.897175	24.63%	24,522	2010
	10.815184	16.766879	55.03%	28,812	2009
	22.505859	10.815184	-51.95%	27,771	2008
	21.638152	22.505859	4.01%	32,951	2007
	18.906801	21.638152	14.45%	43,194	2006
	18.710736	18.906801	1.05%	34,436	2005
	16.660993	18.710736	12.30%	5,998	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.560423	11.738165	11.15%	487,731	2010
	7.894728	10.560423	33.77%	451,150	2009
	11.376790	7.894728	-30.61%	407,963	2008
	11.115728	11.376790	2.35%	385,435	2007
	10.000000	11.115728	11.16%	89,243	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.612280	16.200863	19.02%	92,988	2010
	11.759021	13.612280	15.76%	99,363	2009
	16.351297	11.759021	-28.09%	111,276	2008
	17.034126	16.351297	-4.01%	126,520	2007
	14.742263	17.034126	15.55%	135,557	2006
	14.448376	14.742263	2.03%	126,985	2005
	13.194816	14.448376	9.50%	60,348	2004

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.675073	22.357673	26.49%	208,546	2010
	13.872311	17.675073	27.41%	259,504	2009
	20.994058	13.872311	-33.92%	153,969	2008
	21.801820	20.994058	-3.71%	134,614	2007
	18.891360	21.801820	15.41%	99,507	2006
	17.605676	18.891360	7.30%	63,981	2005
	14.421856	17.605676	22.08%	27,476	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.475367	9.218340	8.77%	38,522	2010
	6.595954	8.475367	28.49%	28,984	2009
	10.000000	6.595954	-34.04%	740	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.195908	18.775640	15.93%	63,869	2010
	9.509978	16.195908	70.30%	67,349	2009
	20.369241	9.509978	-53.31%	71,464	2008
	16.044958	20.369241	26.95%	80,957	2007
	12.689601	16.044958	26.44%	93,302	2006
	10.000000	12.689601	26.90%	21,417	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	19.003244	20.322853	6.94%	0	2010
	14.056429	19.003244	35.19%	0	2009
	23.899086	14.056429	-41.18%	0	2008
	20.984278	23.899086	13.89%	0	2007
	17.514557	20.984278	19.81%	0	2006
	16.114848	17.514557	8.69%	0	2005
	13.781741	16.114848	16.93%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.594131	14.538151	6.94%	185,898	2010
	10.044033	13.594131	35.35%	197,173	2009
	17.081184	10.044033	-41.20%	460,068	2008
	14.999358	17.081184	13.88%	330,987	2007
	12.517583	14.999358	19.83%	194,484	2006
	11.521015	12.517583	8.65%	94,200	2005
	10.000000	11.521015	15.21%	32,838	2004*

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.646895	16.526961	12.84%	258,622	2010
	12.509699	14.646895	17.08%	230,169	2009
	11.939825	12.509699	4.77%	215,426	2008
	10.901379	11.939825	9.53%	214,778	2007
	9.792491	10.901379	11.32%	78,830	2006
	10.000000	9.792491	-2.08%	16,700	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.312889	3.13%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.288018	12.88%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.676376	13.270352	13.65%	3,172	2010
	9.804793	11.676376	19.09%	4,224	2009
	17.323566	9.804793	-43.40%	5,626	2008
	15.717766	17.323566	10.22%	6,897	2007
	15.022230	15.717766	4.63%	4,213	2006
	14.024174	15.022230	7.12%	2,889	2005
	13.369420	14.024174	4.90%	404	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.648192	18.288647	16.87%	42,141	2010
	11.171437	15.648192	40.07%	32,987	2009
	21.419114	11.171437	-47.84%	32,122	2008
	19.641943	21.419114	9.05%	32,304	2007
	17.125947	19.641943	14.69%	25,745	2006
	15.887478	17.125947	7.80%	14,633	2005
	13.971519	15.887478	13.71%	6,718	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.857519	12.712334	7.21%	157,503	2010
	10.000000	11.857519	18.58%	74,436	2009*

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.927003	16.987838	6.66%	0	2010
	12.856037	15.927003	23.89%	0	2009
	15.525436	12.856037	-17.19%	0	2008
	14.391860	15.525436	8.93%	0	2007
	13.101199	14.391860	9.85%	0	2006
	12.335019	13.101199	6.21%	0	2005
	11.546244	12.335019	6.83%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.519285	19.453130	5.04%	297,075	2010
	12.856640	18.519285	44.04%	252,033	2009
	23.402581	12.856640	-45.06%	181,297	2008
	17.363405	23.402581	34.78%	41,096	2007
	16.129914	17.363405	7.65%	2,692	2006
	14.526022	16.129914	11.04%	0	2005
	12.481987	14.526022	16.38%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.251164	12.51%	16,775	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.595263	27.869869	23.34%	228,064	2010
	12.790566	22.595263	76.66%	248,655	2009
	27.131256	12.790566	-52.86%	249,943	2008
	21.475560	27.131256	26.34%	182,670	2007
	14.839181	21.475560	44.72%	78,695	2006
	11.393616	14.839181	30.24%	0	2005
	10.000000	11.393616	13.94%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	22.595263	27.869869	23.34%	228,064	2010
	12.790566	22.595263	76.66%	248,655	2009
	27.131256	12.790566	-52.86%	249,943	2008
	31.863601	27.131256	44.66%	0	2007
	21.974735	31.863601	45.00%	0	2006
	16.882250	21.974735	30.16%	0	2005
	14.418830	16.882250	17.08%	0	2004

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.819398	15.289569	10.64%	10,893	2010
	10.071127	13.819398	37.22%	10,586	2009
	16.199872	10.071127	-37.83%	10,772	2008
	14.791974	16.199872	9.52%	12,311	2007
	13.973177	14.791974	5.86%	14,562	2006
	13.589474	13.973177	2.82%	19,401	2005
	13.639747	13.589474	7.51%	10,743	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.798089	17.332997	9.72%	384,125	2010
	13.078095	15.798089	20.80%	407,780	2009
	19.711303	13.078095	-33.65%	170,743	2008
	18.572196	19.711303	6.13%	118,896	2007
	15.622179	18.572196	18.88%	52,093	2006
	14.873499	15.622179	5.03%	35,113	2005
	13.130385	14.873499	13.28%	5,563	2004

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.746091	7.46%	17,762	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.169582	10.562516	3.86%	207,252	2010
	9.096457	10.169582	11.80%	283,961	2009
	10.651306	9.096457	-14.60%	448,534	2008
	10.306104	10.651306	3.35%	449,597	2007
	10.025491	10.306104	2.80%	219,618	2006
	10.017727	10.025491	0.08%	56,314	2005
	10.076302	10.017727	-0.58%	23,040	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.322617	13.360411	18.00%	5,408	2010
	9.350047	11.322617	21.10%	6,414	2009
	15.659615	9.350047	-40.29%	9,730	2008
	15.793777	15.659615	-0.85%	9,186	2007
	15.210473	15.793777	3.83%	19,574	2006
	14.983876	15.210473	1.51%	17,294	2005
	13.576436	14.983876	10.37%	2,089	2004

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.323313	16.147547	21.20%	60,711	2010
	10.276191	13.323313	29.65%	58,482	2009
	17.202042	10.276191	-40.26%	77,295	2008
	16.204973	17.202042	6.15%	479,372	2007
	14.446550	16.204973	12.17%	239,942	2006
	13.703983	14.446550	5.42%	39,372	2005
	12.263001	13.703983	11.75%	13,339	2004

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.438227	13.884154	11.62%	523,984	2010
	10.000000	12.438227	24.38%	6,774	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.238844	10.209472	10.51%	3,614,807	2010
	7.588470	9.238844	21.75%	2,521,237	2009
	10.954073	7.588470	-30.72%	1,294,139	2008
	10.462278	10.954073	4.70%	920,690	2007
	10.000000	10.462278	4.62%	214,682	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.436622	10.912484	4.56%	994,307	2010
	9.433308	10.436622	10.64%	676,792	2009
	10.609831	9.433308	-11.09%	291,584	2008
	10.444352	10.609831	1.58%	138,362	2007
	10.000000	10.444352	4.44%	27,975	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.249994	11.254382	9.80%	440,989	2010
	7.337562	10.249994	39.69%	393,561	2009
	12.121527	7.337562	-39.47%	303,110	2008
	10.744833	12.121527	12.81%	223,516	2007
	10.000000	10.744833	7.45%	70,777	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.542120	9.960000	16.60%	600,914	2010
	6.239296	8.542120	36.91%	511,826	2009
	11.337557	6.239296	-44.97%	447,245	2008
	10.271422	11.337557	10.38%	346,633	2007
	10.000000	10.271422	2.71%	144,496	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.721847	8.453715	9.48%	1,454,652	2010
	5.989361	7.721847	28.93%	971,614	2009
	9.802828	5.989361	-38.90%	385,747	2008
	10.000000	9.802828	-1.97%	142,658	2007*

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.885141	16.615888	11.63%	11,254	2010
	10.334841	14.885141	44.03%	17,753	2009
	14.548361	10.334841	-28.96%	25,743	2008
	14.300269	14.548361	1.73%	32,870	2007
	13.105761	14.300269	9.11%	39,553	2006
	12.975746	13.105761	1.00%	45,730	2005
	11.947040	12.975746	8.61%	40,613	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.856601	13.235892	11.63%	204,563	2010
	8.227523	11.856601	44.11%	181,936	2009
	11.599384	8.227523	-29.07%	122,297	2008
	11.397886	11.599384	1.77%	172,994	2007
	10.446260	11.397886	9.11%	102,501	2006
	10.000000	10.446260	4.46%	55,184	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.707297	8.773136	13.83%	69,480	2010
	5.107601	7.707297	50.90%	52,109	2009
	10.000000	5.107601	-48.92%	746	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.926029	9.661405	21.89%	271,092	2010
	6.120582	7.926029	29.50%	517,670	2009
	10.000000	6.120582	-38.79%	619,328	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.099592	9.185337	13.40%	55,767	2010
	6.355008	8.099592	27.45%	20,680	2009
	10.000000	6.355008	-36.45%	1,443	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.357952	10.192308	8.92%	478,716	2010
	7.916818	9.357952	18.20%	301,984	2009
	10.000000	7.916818	-20.83%	70,454	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.812871	9.771043	10.87%	2,151,458	2010
	7.194892	8.812871	22.49%	1,061,888	2009
	10.000000	7.194892	-28.05%	204,780	2008*

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.108923	10.650655	5.36%	715,052	2010
	9.066730	10.108923	11.49%	554,556	2009
	10.000000	9.066730	-9.33%	164,394	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.085842	9.982416	9.87%	1,748,691	2010
	7.552592	9.085842	20.30%	779,415	2009
	10.000000	7.552592	-24.47%	290,101	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.531026	9.536164	11.78%	1,136,843	2010
	6.831944	8.531026	24.87%	638,743	2009
	10.000000	6.831944	-31.68%	476,751	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.631751	10.360114	7.56%	540,230	2010
	8.296674	9.631751	16.09%	349,715	2009
	10.000000	8.296674	-17.03%	43,916	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.534320	11.096503	5.34%	107,939	2010
	9.833651	10.534320	7.13%	279,373	2009
	10.000000	9.833651	-1.66%	817	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.302080	12.054199	6.65%	23,942	2010
	9.839470	11.302080	14.86%	17,893	2009
	10.000000	9.839470	-1.61%	1,138	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	33.348434	38.133539	14.35%	0	2010
	20.727818	33.348434	60.89%	0	2009
	49.945207	20.727818	-58.50%	0	2008
	34.872641	49.945207	43.22%	0	2007
	25.931436	34.872641	34.48%	0	2006
	19.863252	25.931436	30.55%	0	2005
	16.718312	19.863252	18.81%	0	2004

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.854163	22.698293	14.33%	129,143	2010
	12.340426	19.854163	60.89%	135,208	2009
	29.688313	12.340426	-58.43%	116,981	2008
	20.692063	29.688313	43.48%	169,431	2007
	15.359531	20.692063	34.72%	117,255	2006
	11.751298	15.359531	30.70%	55,313	2005
	10.000000	11.751298	17.51%	15,317	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.134304	12.542901	3.37%	690,984	2010
	11.978319	12.134304	1.30%	818,869	2009
	11.272066	11.978319	6.27%	856,207	2008
	10.663790	11.272066	5.70%	629,418	2007
	10.459828	10.663790	1.95%	360,918	2006
	10.267502	10.459828	1.87%	151,040	2005
	10.079205	10.267502	1.87%	48,932	2004

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.970197	7.770266	11.48%	75,399	2010
	5.458108	6.970197	27.70%	83,451	2009
	10.000000	5.458108	-45.42%	25,627	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.350063	8.846856	5.95%	45,868	2010
	6.581420	8.350063	26.87%	40,800	2009
	11.723228	6.581420	-43.86%	35,008	2008
	10.864484	11.723228	7.90%	32,532	2007
	10.000000	10.864484	8.64%	8,242	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.523723	17.554574	13.08%	174,867	2010
	12.370643	15.523723	25.49%	173,859	2009
	19.855704	12.370643	-37.70%	162,467	2008
	18.997011	19.855704	4.52%	161,614	2007
	16.476890	18.997011	15.29%	137,345	2006
	15.474378	16.476890	6.48%	102,836	2005
	13.756567	15.474378	12.49%	30,226	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.535143	12.496296	8.33%	208,039	2010
	10.000000	11.535143	15.35%	48,114	2009*

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.094311	13.366494	10.52%	406,271	2010
	10.000000	12.094311	20.94%	174,230	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.298583	12.847503	4.46%	394,294	2010
	11.428645	12.298583	7.61%	327,494	2009
	12.327518	11.428645	-7.29%	222,126	2008
	11.858987	12.327518	3.95%	122,134	2007
	11.322875	11.858987	4.73%	168,706	2006
	11.110005	11.322875	1.92%	142,027	2005
	10.761380	11.110005	3.24%	38,480	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.021652	15.342067	9.42%	1,506,179	2010
	11.930560	14.021652	17.53%	1,374,835	2009
	15.746448	11.930560	-24.23%	1,041,484	2008
	15.108073	15.746448	4.23%	962,425	2007
	13.752881	15.108073	9.85%	750,143	2006
	13.233347	13.752881	3.93%	497,067	2005
	12.246598	13.233347	8.06%	220,917	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.019417	16.718384	11.31%	1,132,114	2010
	12.239448	15.019417	22.71%	1,168,776	2009
	18.083882	12.239448	-32.32%	1,149,402	2008
	17.270506	18.083882	4.71%	961,562	2007
	15.283830	17.270506	13.00%	791,389	2006
	14.469114	15.283830	5.63%	427,687	2005
	13.084763	14.469114	10.58%	135,684	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.232525	14.165686	7.05%	485,329	2010
	11.708659	13.232525	13.01%	446,996	2009
	13.970722	11.708659	-16.19%	333,608	2008
	13.379019	13.970722	4.42%	225,582	2007
	12.508072	13.379019	6.96%	236,428	2006
	12.134419	12.508072	3.08%	196,573	2005
	11.478708	12.134419	5.71%	76,993	2004

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.618923	21.935436	24.50%	120,515	2010
	13.059815	17.618923	34.91%	125,623	2009
	20.836514	13.059815	-37.32%	121,887	2008
	19.638607	20.836514	6.10%	114,833	2007
	18.115151	19.638607	8.41%	107,274	2006
	16.380448	18.115151	10.59%	83,885	2005
	14.347431	16.380448	14.17%	25,652	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.594821	10.451806	-1.35%	981,165	2010
	10.735302	10.594821	-1.31%	846,910	2009
	10.663223	10.735302	0.68%	1,322,093	2008
	10.315557	10.663223	3.37%	796,004	2007
	10.003163	10.315557	3.12%	401,137	2006
	9.876176	10.003163	1.29%	222,763	2005
	9.930753	9.876176	-0.55%	30,781	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.382528	13.508710	9.09%	173,948	2010
	10.091608	12.382528	22.70%	144,468	2009
	12.368402	10.091608	-18.41%	130,915	2008
	11.984317	12.368402	3.20%	132,354	2007
	11.587251	11.984317	3.43%	117,922	2006
	11.494784	11.587251	0.80%	80,224	2005
	10.937420	11.494784	5.10%	13,071	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.148819	9.148676	12.27%	316,515	2010
	6.068969	8.148819	34.27%	521,218	2009
	10.000000	6.068969	-39.31%	559,797	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.841309	15.504115	4.47%	0	2010
	11.616530	14.841309	27.76%	0	2009
	22.002251	11.616530	-47.20%	0	2008
	21.716813	22.002251	1.31%	0	2007
	17.984275	21.716813	20.75%	0	2006
	16.307636	17.984275	10.28%	0	2005
	13.775679	16.307636	18.38%	0	2004

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.455896	10.918301	4.42%	92,686	2010
	8.185065	10.455896	27.74%	75,290	2009
	15.495012	8.185065	-47.18%	248,721	2008
	15.295515	15.495012	1.30%	296,170	2007
	12.666214	15.295515	20.76%	139,113	2006
	11.483870	12.666214	10.30%	54,583	2005
	10.000000	11.483870	14.84%	15,662	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.043060	9.153164	13.80%	293,858	2010
	6.303040	8.043060	27.61%	325,471	2009
	10.000000	6.303040	-36.97%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.907475	8.795065	11.22%	124,727	2010
	6.291166	7.907475	25.69%	107,580	2009
	10.000000	6.291166	-37.09%	9,138	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.766574	9.689752	24.76%	319,902	2010
	6.213418	7.766574	25.00%	426,907	2009
	10.000000	6.213418	-37.87%	199,915	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.619231	10.172277	18.02%	223,871	2010
	6.696728	8.619231	28.71%	353,134	2009
	10.000000	6.696728	-33.03%	402,493	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.871272	14.651154	23.42%	31,204	2010
	9.461478	11.871272	25.47%	21,400	2009
	17.939682	9.461478	-47.26%	24,546	2008
	16.608641	17.939682	8.01%	27,281	2007
	16.347294	16.608641	1.60%	21,333	2006
	15.380584	16.347294	6.29%	20,725	2005
	13.776862	15.380584	11.64%	8,313	2004

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	17.189098	21.446564	24.77%	66,508	2010
	13.844194	17.189098	24.16%	74,315	2009
	20.729703	13.844194	-33.22%	72,723	2008
	22.652544	20.729703	-8.49%	79,556	2007
	19.609138	22.652544	15.52%	82,199	2006
	19.338845	19.609138	1.40%	70,678	2005
	16.755579	19.338845	15.42%	28,228	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.994550	20.953182	23.29%	164,262	2010
	12.814972	16.994550	32.61%	176,940	2009
	21.073152	12.814972	-39.19%	201,589	2008
	20.965911	21.073152	0.51%	204,496	2007
	19.017136	20.965911	10.25%	181,316	2006
	17.210305	19.017136	10.50%	113,589	2005
	14.686966	17.210305	17.18%	47,538	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.753523	14.245139	11.70%	219,412	2010
	10.296592	12.753523	23.86%	377,802	2009
	17.876306	10.296592	-42.40%	453,553	2008
	16.796453	17.876306	6.43%	378,596	2007
	15.013691	16.796453	11.87%	181,494	2006
	14.217659	15.013691	5.60%	24,950	2005
	13.157764	14.217659	8.06%	4,379	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.187353	9.204832	28.07%	287,789	2010
	5.582333	7.187353	28.75%	291,704	2009
	10.000000	5.582333	-44.18%	8,700	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.411702	10.519687	1.04%	131,335	2010
	9.853625	10.411702	5.66%	170,195	2009
	10.000000	9.853625	-1.46%	26,844	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.295914	14.590572	9.74%	3,021	2010
	10.000000	13.295914	32.96%	1,193	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.920287	13.831503	7.05%	1,054,296	2010
	10.000000	12.920287	29.20%	2,488	2009*

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.916734	13.551092	4.91%	260,525	2010
	10.000000	12.916734	29.17%	404,395	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.877669	15.805002	13.89%	109,694	2010
	10.967290	13.877669	26.54%	108,805	2009
	17.708621	10.967290	-38.07%	126,337	2008
	18.432802	17.708621	-3.93%	270,439	2007
	16.168555	18.432802	14.00%	159,353	2006
	15.766205	16.168555	2.55%	49,457	2005
	13.649814	15.766205	15.50%	14,095	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.727467	14.523005	14.11%	403,899	2010
	9.256424	12.727467	37.50%	430,570	2009
	15.729765	9.256424	-41.15%	436,397	2008
	15.035283	15.729765	4.62%	489,277	2007
	12.981744	15.035283	15.82%	436,299	2006
	11.538075	12.981744	12.51%	292,498	2005
	10.000000	11.538075	15.38%	105,147	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.611735	22.385268	14.14%	0	2010
	14.265857	19.611735	37.47%	0	2009
	24.235994	14.265857	-41.14%	0	2008
	23.161016	24.235994	4.64%	0	2007
	20.003702	23.161016	15.78%	0	2006
	17.777160	20.003702	12.52%	0	2005
	15.158662	17.777160	17.27%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.513652	2.833592	12.73%	117,366	2010
	2.015602	2.513652	24.71%	121,240	2009
	9.561617	2.015602	-78.92%	62,502	2008
	10.000000	9.561617	-4.38%	40,594	2007*

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.634725	4.103495	12.90%	25,934	2010
	2.925332	3.634725	24.25%	36,420	2009
	13.840067	2.925332	-78.86%	42,459	2008
	14.096606	13.840067	-1.82%	47,686	2007
	13.082010	14.096606	7.76%	82,313	2006
	12.999875	13.082010	0.63%	68,976	2005
	12.119498	12.999875	7.26%	17,117	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	13.114176	14.984651	14.26%	277,945	2010
	10.386137	13.114176	26.27%	409,158	2009
	17.154604	10.386137	-39.46%	456,397	2008
	16.697442	17.154604	2.74%	402,164	2007
	14.748650	16.697442	13.21%	244,328	2006
	14.138262	14.748650	4.32%	91,725	2005
	13.130858	14.138262	7.67%	29,921	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.498787	21.242850	21.40%	123,330	2010
	12.958732	17.498787	35.03%	122,619	2009
	21.188998	12.958732	-38.84%	206,688	2008
	21.783803	21.188998	-2.73%	169,218	2007
	19.258207	21.783803	13.11%	99,784	2006
	17.792456	19.258207	8.24%	39,773	2005
	15.133349	17.792456	17.57%	6,919	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.867188	11.725233	7.90%	89,990	2010
	10.000000	10.867188	8.67%	67,940	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.946630	11.358857	3.77%	359,542	2010
	10.000000	10.946630	9.47%	281,712	2009*

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.500066	12.976061	12.83%	6,204	2010
	8.980258	11.500066	28.06%	6,195	2009
	14.849750	8.980258	-39.53%	9,415	2008
	16.021634	14.849750	-7.31%	9,245	2007
	14.010980	16.021634	14.35%	9,087	2006
	13.496539	14.010980	3.81%	9,271	2005
	12.313029	13.496539	9.61%	2,548	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.734348	15.992894	8.54%	0	2010
	11.983921	14.734348	22.95%	0	2009
	21.674378	11.983921	-44.71%	0	2008
	20.276123	21.674378	6.90%	0	2007
	16.092143	20.276123	26.00%	0	2006
	14.538385	16.092143	10.69%	0	2005
	12.683202	14.538385	14.63%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.800010	16.445268	19.17%	2,560	2010
	8.535155	13.800010	61.68%	4,651	2009
	13.740535	8.535155	-37.88%	1,579	2008
	13.200866	13.740535	4.09%	3,765	2007
	12.691194	13.200866	4.02%	3,966	2006
	12.171471	12.691194	4.27%	1,927	2005
	11.746841	12.171471	3.61%	1,680	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.541009	5.41%	19,185	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.771586	11.354982	5.42%	40,961	2010
	9.982568	10.771586	7.90%	49,911	2009
	11.300746	9.982568	-11.66%	268,678	2008
	10.888066	11.300746	3.79%	351,218	2007
	10.657168	10.888066	2.17%	155,379	2006
	10.393726	10.657168	2.53%	38,337	2005
	10.123619	10.393726	2.67%	4,564	2004

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.700436	20.245173	8.26%	0	2010
	14.569082	18.700436	28.36%	0	2009
	17.370623	14.569082	-16.13%	0	2008
	16.551235	17.370623	4.95%	0	2007
	15.141320	16.551235	9.31%	0	2006
	13.686939	15.141320	10.63%	0	2005
	12.603873	13.686939	8.59%	0	2004

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.809613	18.10%	39,805	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.220174	16.533472	25.06%	36,552	2010
	8.779302	13.220174	50.58%	14,754	2009*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.809821	14.247159	11.22%	192	2010
	10.795030	12.809821	18.66%	189	2009
	18.461268	10.795030	-41.53%	2,248	2008
	17.856937	18.461268	3.38%	4,910	2007
	15.480541	17.856937	15.35%	8,441	2006
	15.009864	15.480541	3.14%	11,355	2005
	13.687020	15.009864	9.66%	11,145	2004
	10.000000	13.687020	36.87%	5,472	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.342594	22.894965	24.82%	6,497	2010
	13.040332	18.342594	40.66%	2,349	2009
	20.584087	13.040332	-36.65%	2,701	2008
	20.563843	20.584087	0.10%	1,679	2007
	18.261561	20.563843	12.61%	1,744	2006
	17.368350	18.261561	5.14%	2,270	2005
	14.793193	17.368350	17.41%	2,330	2004
	10.000000	14.793193	47.93%	460	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.405588	12.858112	3.65%	70,236	2010
	11.415645	12.405588	8.67%	72,141	2009
	11.764634	11.415645	-2.97%	87,333	2008
	10.897925	11.764634	7.95%	58,902	2007
	10.879541	10.897925	0.17%	49,535	2006
	10.863822	10.879541	0.14%	47,300	2005
	10.413001	10.863822	4.33%	39,269	2004
	10.000000	10.413001	4.13%	17,534	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.017014	14.613877	12.27%	6,972	2010
	11.209491	13.017014	16.12%	7,667	2009
	17.417966	11.209491	-35.64%	7,950	2008
	17.743553	17.417966	-1.83%	11,875	2007
	15.404684	17.743553	15.18%	12,101	2006
	14.947564	15.404684	3.06%	12,827	2005
	13.466442	14.947564	11.00%	14,635	2004
	10.000000	13.466442	34.66%	2,803	2003*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.169785	14.276613	17.31%	40,359	2010
	9.508752	12.169785	27.99%	29,879	2009
	12.774928	9.508752	-25.57%	22,771	2008
	13.279416	12.774928	-3.80%	22,081	2007
	11.201786	13.279416	18.55%	41,169	2006
	10.000000	11.201786	12.02%	3,051	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.063857	13.056117	8.23%	4,122	2010
	10.000000	12.063857	20.64%	2,545	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.178690	15.109725	24.07%	25,773	2010
	9.879210	12.178690	23.28%	17,334	2009
	14.503198	9.879210	-31.88%	25,268	2008
	14.807242	14.503198	-2.05%	24,327	2007
	13.125399	14.807242	12.81%	25,061	2006
	12.413331	13.125399	5.74%	23,020	2005
	10.329023	12.413331	20.18%	12,795	2004
	7.603070	10.329023	35.85%	2,978	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.465411	15.207074	12.93%	36,798	2010
	10.834719	13.465411	24.28%	59,742	2009
	17.531735	10.834719	-38.20%	93,709	2008
	16.936638	17.531735	3.51%	89,043	2007
	14.909312	16.936638	13.60%	80,348	2006
	14.478475	14.909312	2.98%	66,026	2005
	13.306493	14.478475	8.81%	41,292	2004
	10.000000	13.306493	33.06%	28,236	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.555906	15.377130	13.43%	14,462	2010
	11.248056	13.555906	20.52%	11,341	2009
	16.232610	11.248056	-30.71%	14,207	2008
	15.408556	16.232610	5.35%	16,082	2007
	13.447233	15.408556	14.59%	20,964	2006
	13.098276	13.447233	2.66%	22,455	2005
	12.676249	13.098276	3.33%	16,555	2004
	10.000000	12.676249	26.76%	1,477	2003*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.674896	13.769189	28.99%	209	2010
	8.608565	10.674896	24.00%	209	2009
	14.030554	8.608565	-38.64%	278	2008
	16.040210	14.030554	-12.53%	276	2007
	15.714074	16.040210	2.08%	265	2006
	15.097688	15.714074	4.08%	259	2005
	13.788981	15.097688	9.49%	255	2004
	10.000000	13.788981	37.89%	258	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.125467	14.625268	11.43%	726	2010
	11.752741	13.125467	11.68%	700	2009
	16.947745	11.752741	-30.65%	1,395	2008
	15.678084	16.947745	8.10%	1,529	2007
	13.732760	15.678084	14.17%	742	2006
	13.695033	13.732760	0.28%	1,241	2005
	12.967508	13.695033	5.61%	2.16	2004
	10.000000	12.967508	29.68%	2,049	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.932364	12.739747	6.77%	37,012	2010
	10.071721	11.932364	18.47%	38,315	2009
	11.049264	10.071721	-8.85%	40,354	2008
	10.659108	11.049264	3.66%	43,030	2007
	10.402291	10.659108	2.47%	34,354	2006
	10.446467	10.402291	-0.42%	31,733	2005
	10.254363	10.446467	1.87%	20,830	2004
	10.000000	10.254363	2.54%	12,032	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	11.140329	12.362512	10.97%	61,391	2010
	9.115000	11.140329	22.22%	14,287	2009
	12.353759	9.115000	-26.22%	14,026	2008
	11.556756	12.353759	6.90%	44,670	2007
	10.695724	11.556756	8.05%	7,700	2006
	10.000000	10.695724	6.96%	428	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	11.034212	12.438770	12.73%	105,553	2010
	8.705603	11.034212	26.75%	26,564	2009
	13.139021	8.705603	-33.74%	55,474	2008
	12.118680	13.139021	8.42%	60,456	2007
	11.002430	12.118680	10.15%	15,689	2006
	10.000000	11.002430	10.02%	1,213	2005*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.779212	12.317292	14.27%	0	2010
	8.333860	10.779212	29.34%	194	2009
	13.670760	8.333860	-39.04%	431	2008
	12.482803	13.670760	9.52%	5,213	2007
	11.210612	12.482803	11.35%	196	2006
	10.000000	11.210612	12.11%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.460817	16.990007	17.49%	20,681	2010
	9.938215	14.460817	45.51%	23,941	2009
	22.106855	9.938215	-55.04%	49,970	2008
	15.395506	22.106855	43.59%	51,318	2007
	13.388857	15.395506	14.99%	46,336	2006
	10.000000	13.388857	33.89%	11,890	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.354933	15.132410	13.31%	52,603	2010
	10.428218	13.354933	28.07%	55,264	2009
	18.494533	10.428218	-43.61%	98,095	2008
	18.522872	18.494533	-0.15%	121,316	2007
	15.663521	18.522872	18.25%	125,990	2006
	15.047094	15.663521	4.10%	90,555	2005
	13.719547	15.047094	9.68%	53,324	2004
	10.000000	13.719547	37.20%	25,862	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.612505	15.403556	22.13%	16,506	2010
	9.996152	12.612505	26.17%	26,154	2009
	19.240959	9.996152	-48.05%	39,549	2008
	15.407887	19.240959	24.88%	50,529	2007
	14.662392	15.407887	5.08%	74,644	2006
	14.094424	14.662392	4.03%	48,880	2005
	13.861724	14.094424	1.68%	40,122	2004
	10.000000	13.861724	38.62%	10,833	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	12.155176	12.889647	6.04%	161,143	2010
	10.676221	12.155176	13.85%	258,281	2009
	11.216062	10.676221	-4.81%	246,717	2008
	10.929789	11.216062	2.62%	322,720	2007
	10.644254	10.929789	2.68%	197,893	2006
	10.594241	10.644254	0.47%	74,524	2005
	10.312578	10.594241	2.73%	42,127	2004
	10.000000	10.312578	3.13%	19,179	2003*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.224553	26.907004	26.77%	53,204	2010
	15.402902	21.224553	37.80%	52,433	2009
	25.867043	15.402902	-40.45%	64,606	2008
	22.747258	25.867043	13.71%	72,762	2007
	20.523782	22.747258	10.83%	60,506	2006
	17.636821	20.523782	16.37%	55,366	2005
	14.349148	17.636821	22.91%	23,643	2004
	10.000000	14.349148	43.49%	2,541	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.856604	19.865603	11.25%	2,599	2010
	14.348047	17.856604	24.45%	2,794	2009
	25.967400	14.348047	-44.75%	3,276	2008
	22.500984	25.967400	15.41%	3,836	2007
	19.375962	22.500984	16.13%	3,874	2006
	16.543030	19.375962	17.12%	3,925	2005
	14.806560	16.543030	11.73%	7,339	2004
	10.000000	14.806560	48.07%	4,338	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.906851	13.246052	11.25%	17,908	2010
	9.568871	11.906851	24.43%	18,315	2009
	17.313521	9.568871	-44.73%	40,031	2008
	15.001417	17.313521	15.41%	48,663	2007
	12.913528	15.001417	16.17%	64,276	2006
	11.029257	12.913528	17.08%	65,924	2005
	10.000000	11.029257	10.29%	23,073	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.708512	20.813890	24.57%	12,189	2010
	10.783003	16.708512	54.95%	12,301	2009
	22.450321	10.783003	-51.97%	10,404	2008
	21.595759	22.450321	3.96%	10,201	2007
	18.879295	21.595759	14.39%	10,442	2006
	18.692960	18.879295	1.00%	14,126	2005
	16.653600	18.692960	12.25%	12,413	2004
	10.000000	16.653600	66.54%	6,495	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.540823	11.710454	11.10%	234,194	2010
	7.884068	10.540823	33.70%	235,917	2009
	11.367190	7.884068	-30.64%	241,933	2008
	11.112000	11.367190	2.30%	253,509	2007
	10.000000	11.112000	11.12%	229,180	2006*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.564864	16.136270	18.96%	23,012	2010
	11.724024	13.564864	15.70%	17,291	2009
	16.310914	11.724024	-28.12%	22,947	2008
	17.000729	16.310914	-4.06%	24,704	2007
	14.720795	17.000729	15.49%	66,778	2006
	14.434646	14.720795	1.98%	57,588	2005
	13.188961	14.434646	9.44%	23,341	2004
	10.000000	13.188961	31.89%	2,118	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.613557	22.268576	26.43%	39,408	2010
	13.831043	17.613557	27.35%	63,173	2009
	20.942246	13.831043	-33.96%	37,152	2008
	21.759128	20.942246	-3.75%	33,156	2007
	18.863905	21.759128	15.35%	42,712	2006
	17.588961	18.863905	7.25%	38,063	2005
	14.415457	17.588961	22.01%	10,971	2004
	10.000000	14.415457	44.15%	1,694	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.468198	9.205881	8.71%	7,998	2010
	6.593718	8.468198	28.43%	0	2009
	10.000000	6.593718	-34.06%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.157646	18.721815	15.87%	13,747	2010
	9.492317	16.157646	70.22%	14,960	2009
	20.341744	9.492317	-53.34%	14,088	2008
	16.031468	20.341744	26.89%	15,959	2007
	12.685336	16.031468	26.38%	10,793	2006
	10.000000	12.685336	26.85%	4,240	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.937097	20.241864	6.89%	2,377	2010
	14.014601	18.937097	35.12%	1,504	2009
	23.840090	14.014601	-41.21%	2,028	2008
	20.943158	23.840090	13.83%	2,772	2007
	17.489069	20.943158	19.75%	2,783	2006
	16.099536	17.489069	8.63%	2,826	2005
	13.775628	16.099536	16.87%	2,961	2004
	10.000000	13.775628	37.76%	1,906	2003*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.555164	14.489121	6.89%	16,916	2010
	10.020323	13.555164	35.28%	23,379	2009
	17.049528	10.020323	-41.23%	152,342	2008
	14.979195	17.049528	13.82%	127,192	2007
	12.507070	14.979195	19.77%	79,570	2006
	11.517158	12.507070	8.60%	50,671	2005
	10.000000	11.517158	15.17%	9,907	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.612309	16.479573	12.78%	46,044	2010
	12.486483	14.612309	17.03%	46,855	2009
	11.923696	12.486483	4.72%	43,490	2008
	10.892205	11.923696	9.47%	43,575	2007
	9.789202	10.892205	11.27%	30,011	2006
	10.000000	9.789202	-2.11%	16,008	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.312029	3.12%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.287082	12.87%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.635736	13.217468	13.59%	6,756	2010
	9.775625	11.635736	19.03%	6,030	2009
	17.280812	9.775625	-43.43%	7,568	2008
	15.686972	17.280812	10.16%	9,992	2007
	15.000380	15.686972	4.58%	9,024	2006
	14.010856	15.000380	7.06%	10,435	2005
	13.363490	14.010856	4.84%	3,375	2004
	10.000000	13.363490	33.63%	1,211	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.593731	18.215773	16.81%	10,076	2010
	11.138197	15.593731	40.00%	9,721	2009
	21.366241	11.138197	-47.87%	12,748	2008
	19.603447	21.366241	8.99%	13,721	2007
	17.101020	19.603447	14.63%	12,913	2006
	15.872381	17.101020	7.74%	11,905	2005
	13.965326	15.872381	13.66%	10,037	2004
	10.000000	13.965326	39.65%	2,253	2003*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.853499	12.701575	7.15%	13,401	2010
	10.000000	11.853499	18.53%	4,775	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.871579	16.920141	6.61%	2,225	2010
	12.817794	15.871579	23.82%	4,431	2009
	15.487109	12.817794	-17.24%	12,091	2008
	14.242953	15.487109	8.74%	13,872	2007
	13.082126	14.242953	8.87%	13,873	2006
	12.323285	13.082126	6.16%	15,865	2005
	11.541117	12.323285	6.78%	15,962	2004
	10.000000	11.541117	15.41%	9,592	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.804961	9.244280	4.99%	42,884	2010
	6.115769	8.804961	43.97%	45,537	2009
	11.138031	6.115769	-45.09%	18,707	2008
	8.268002	11.138031	34.71%	13,494	2007
	7.684530	8.268002	7.59%	5,635	2006
	6.923914	7.684530	10.99%	8,555	2005
	5.952624	6.923914	16.32%	10,480	2004
	5.021131	5.952624	18.55%	5,187	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	15.084254	22.78%	1,613	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.759654	29.291247	23.28%	21,861	2010
	13.456513	23.759654	76.57%	48,619	2009
	28.558402	13.456513	-52.88%	50,617	2008
	22.616725	28.558402	26.27%	47,846	2007
	15.635606	22.616725	44.65%	31,438	2006
	12.011186	15.635606	30.18%	657	2005
	10.261664	12.011186	17.05%	0	2004

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.343189	16.447983	23.27%	0	2010
	7.557080	13.343189	76.57%	0	2009
	16.044555	7.557080	-52.90%	0	2008
	12.711828	16.044555	26.22%	0	2007
	8.792060	12.711828	44.58%	1,128	2006
	6.757977	8.792060	30.10%	2,523	2005
	5.774793	6.757977	17.03%	2,663	2004
	4.353358	5.774793	32.65%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.771288	15.228619	10.58%	4,128	2010
	10.041155	13.771288	37.15%	5,803	2009
	16.159875	10.041155	-37.86%	6,623	2008
	14.762979	16.159875	9.46%	6,787	2007
	13.952853	14.762979	5.81%	9,501	2006
	13.576552	13.952853	2.77%	11,979	2005
	12.634137	13.576552	7.46%	13,241	2004
	10.000000	12.634137	26.34%	718	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.743119	17.263936	9.66%	88,149	2010
	13.039191	15.743119	20.74%	125,260	2009
	19.662660	13.039191	-33.69%	51,591	2008
	18.535799	19.662660	6.08%	56,531	2007
	15.599446	18.535799	18.82%	27,119	2006
	14.859361	15.599446	4.98%	21,666	2005
	13.124558	14.859361	13.22%	6,981	2004
	10.000000	13.124558	31.25%	3,150	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.742489	7.42%	8,214	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	14.330726	14.876889	3.81%	52,260	2010
	12.824997	14.330726	11.74%	78,191	2009
	15.024784	12.824997	-14.64%	134,925	2008
	14.545241	15.024784	3.30%	164,361	2007
	14.156362	14.545241	2.75%	110,792	2006
	14.152545	14.156362	0.03%	26,530	2005
	14.242517	14.152545	-0.63%	10,505	2004
	14.102863	14.242517	0.99%	13,507	2003*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.283194	13.307150	17.94%	2,830	2010
	9.322225	11.283194	21.04%	3,829	2009
	15.620961	9.322225	-40.32%	3,836	2008
	15.762830	15.620961	-0.90%	3,552	2007
	15.188342	15.762830	3.78%	3,940	2006
	14.969638	15.188342	1.46%	2,509	2005
	13.570410	14.969638	10.31%	2,156	2004
	10.000000	13.570410	35.70%	1,759	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.278354	16.084912	21.14%	12,729	2010
	10.246719	13.278354	29.59%	10,023	2009
	17.161420	10.246719	-40.29%	13,533	2008
	16.174949	17.161420	6.10%	233,381	2007
	14.427067	16.174949	12.12%	159,053	2006
	13.692407	14.427067	5.37%	12,262	2005
	12.258858	13.692407	11.69%	563	2004
	10.000000	12.258858	22.59%	60	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.434021	13.872436	11.57%	94,520	2010
	10.000000	12.434021	24.34%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.221689	10.185355	10.45%	766,714	2010
	7.578222	9.221689	21.69%	741,311	2009
	10.944829	7.578222	-30.76%	750,705	2008
	10.458763	10.944829	4.65%	708,267	2007
	10.000000	10.458763	4.59%	243,522	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.417221	10.886683	4.51%	56,291	2010
	9.420556	10.417221	10.58%	44,570	2009
	10.600857	9.420556	-11.13%	51,388	2008
	10.440837	10.600857	1.53%	49,541	2007
	10.000000	10.440837	4.41%	10,679	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.230924	11.227749	9.74%	20,146	2010
	7.327629	10.230924	39.62%	13,794	2009
	12.111276	7.327629	-39.50%	11,619	2008
	10.741225	12.111276	12.76%	15,543	2007
	10.000000	10.741225	7.41%	7,606	2006*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.526248	9.936478	16.54%	61,465	2010
	6.230855	8.526248	36.84%	51,165	2009
	11.327974	6.230855	-45.00%	108,764	2008
	10.267965	11.327974	10.32%	103,457	2007
	10.000000	10.267965	2.68%	54,715	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.711392	8.437999	9.42%	27,077	2010
	5.984290	7.711392	28.86%	12,071	2009
	9.799507	5.984290	-38.93%	11,010	2008
	10.000000	9.799507	-2.00%	6,072	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.833325	16.549674	11.57%	3,224	2010
	10.304084	14.833325	43.96%	2,824	2009
	14.512438	10.304084	-29.00%	3,307	2008
	14.272235	14.512438	1.68%	8,091	2007
	13.086687	14.272235	9.06%	11,547	2006
	12.963415	13.086687	0.95%	16,349	2005
	11.941737	12.963415	8.56%	26,088	2004
	10.000000	11.941737	19.42%	5,658	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.828576	13.197926	11.58%	41,623	2010
	8.212227	11.828576	44.04%	56,762	2009
	11.583704	8.212227	-29.11%	32,513	2008
	11.388285	11.583704	1.72%	31,792	2007
	10.442736	11.388285	9.05%	20,339	2006
	10.000000	10.442736	4.43%	13,859	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.700756	8.761246	13.77%	26,897	2010
	5.105865	7.700756	50.82%	24,647	2009
	10.000000	5.105865	-48.94%	2,335	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.919325	9.648356	21.83%	95,660	2010
	6.118502	7.919325	29.43%	220,331	2009
	10.000000	6.118502	-38.81%	281,423	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.092734	9.172909	13.35%	0	2010
	6.352856	8.092734	27.39%	0	2009
	10.000000	6.352856	-36.47%	0	2008*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.350064	10.178550	8.86%	139,718	2010
	7.914141	9.350064	18.14%	38,962	2009
	10.000000	7.914141	-20.86%	38,257	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.805424	9.757848	10.82%	50,805	2010
	7.192456	8.805424	22.43%	5,440	2009
	10.000000	7.192456	-28.08%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.100382	10.636271	5.31%	131,810	2010
	9.063670	10.100382	11.44%	104,478	2009
	10.000000	9.063670	-9.36%	41,372	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.078170	9.968937	9.81%	166,376	2010
	7.550034	9.078170	20.24%	121,422	2009
	10.000000	7.550034	-24.50%	6,676	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.523825	9.523283	11.73%	105,120	2010
	6.829631	8.523825	24.81%	43,361	2009
	10.000000	6.829631	-31.70%	62,862	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.623621	10.346130	7.51%	68,831	2010
	8.293877	9.623621	16.03%	14,118	2009
	10.000000	8.293877	-17.06%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.525422	11.081510	5.28%	47,157	2010
	9.830331	10.525422	7.07%	93,303	2009
	10.000000	9.830331	-1.70%	2,688	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.292531	12.037904	6.60%	2,267	2010
	9.836146	11.292531	14.81%	4,495	2009
	10.000000	9.836146	-1.64%	0	2008*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	33.232350	37.981565	14.29%	2,600	2010
	20.666141	33.232350	60.81%	2,600	2009
	49.821966	20.666141	-58.52%	2,931	2008
	34.804302	49.821966	43.15%	3,566	2007
	25.893704	34.804302	34.41%	4,940	2006
	19.844365	25.893704	30.48%	5,174	2005
	16.710884	19.844365	18.75%	5,238	2004
	10.000000	16.710884	67.11%	2,969	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.797260	22.621774	14.27%	9,894	2010
	12.311287	19.797260	60.81%	13,655	2009
	29.633297	12.311287	-58.45%	15,746	2008
	20.664232	29.633297	43.40%	33,840	2007
	15.346624	20.664232	34.65%	27,210	2006
	11.747354	15.346624	30.64%	21,769	2005
	10.000000	11.747354	17.47%	2,933	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	19.797125	20.453394	3.31%	102,602	2010
	19.552553	19.797125	1.25%	174,138	2009
	18.409051	19.552553	6.21%	226,955	2008
	17.424520	18.409051	5.65%	204,202	2007
	17.099900	17.424520	1.90%	127,423	2006
	16.793946	17.099900	1.82%	67,327	2005
	16.494330	16.793946	1.82%	28,160	2004
	16.400486	16.494330	0.57%	8,538	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.964308	7.759774	11.42%	9,282	2010
	5.456262	6.964308	27.64%	13,928	2009
	10.000000	5.456262	-45.44%	2,782	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.334511	8.825898	5.90%	3,371	2010
	6.572504	8.334511	26.81%	2,208	2009
	11.713296	6.572504	-43.89%	2,304	2008
	10.860812	11.713296	7.85%	7,432	2007
	10.000000	10.860812	8.61%	624	2006*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.028363	13.595059	13.03%	23,354	2010
	9.590102	12.028363	25.42%	19,614	2009
	15.400568	9.590102	-37.73%	10,987	2008
	14.742058	15.400568	4.47%	10,526	2007
	12.792856	14.742058	15.24%	26,929	2006
	12.020568	12.792856	6.42%	26,232	2005
	10.691584	12.020568	12.43%	24,143	2004
	8.222834	10.691584	30.02%	11,286	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.531239	12.485749	8.28%	34,938	2010
	10.000000	11.531239	15.31%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.090220	13.355194	10.46%	20,508	2010
	10.000000	12.090220	20.90%	12,687	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.024651	12.554982	4.41%	318,418	2010
	11.179749	12.024651	7.56%	305,140	2009
	12.065159	11.179749	-7.34%	228,730	2008
	11.612509	12.065159	3.90%	151,408	2007
	11.093142	11.612509	4.68%	47,244	2006
	10.890089	11.093142	1.86%	42,459	2005
	10.553714	10.890089	3.19%	44,760	2004
	9.919273	10.553714	6.40%	20,074	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.188811	13.329878	9.36%	716,939	2010
	10.376310	12.188811	17.47%	635,434	2009
	13.702051	10.376310	-24.27%	677,168	2008
	13.153254	13.702051	4.17%	753,384	2007
	11.979453	13.153254	9.80%	627,087	2006
	11.532734	11.979453	3.87%	238,589	2005
	10.678199	11.532734	8.00%	176,670	2004
	9.020903	10.678199	18.37%	31,069	2003*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.252537	13.631623	11.26%	905,843	2010
	9.989754	12.252537	22.65%	860,484	2009
	14.767442	9.989754	-32.35%	1,004,106	2008
	14.110426	14.767442	4.66%	1,122,545	2007
	12.493570	14.110426	12.94%	917,155	2006
	11.833566	12.493570	5.58%	167,917	2005
	10.706793	11.833566	10.52%	142,701	2004
	8.574196	10.706793	24.87%	3,273	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.261505	13.119542	7.00%	247,711	2010
	10.854964	12.261505	12.96%	217,918	2009
	12.958668	10.854964	-16.23%	230,744	2008
	12.416152	12.958668	4.37%	251,312	2007
	11.613758	12.416152	6.91%	253,915	2006
	11.272511	11.613758	3.03%	339,259	2005
	10.668780	11.272511	5.66%	127,915	2004
	9.516564	10.668780	12.11%	25,549	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	13.762331	17.125332	24.44%	21,843	2010
	10.206339	13.762331	34.84%	19,224	2009
	16.292154	10.206339	-37.35%	27,271	2008
	15.363340	16.292154	6.05%	44,304	2007
	14.178717	15.363340	8.35%	47,431	2006
	12.827455	14.178717	10.53%	34,765	2005
	11.241109	12.827455	14.11%	35,456	2004
	8.466716	11.241109	32.77%	22,571	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	13.868334	13.674202	-1.40%	267,379	2010
	14.059346	13.868334	-1.36%	195,815	2009
	13.972032	14.059346	0.62%	242,431	2008
	13.523375	13.972032	3.32%	207,394	2007
	13.120467	13.523375	3.07%	183,348	2006
	12.960454	13.120467	1.23%	68,099	2005
	13.038682	12.960454	-0.60%	192,784	2004
	13.141597	13.038682	-0.78%	5,084	2003*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.084147	15.357303	9.04%	35,097	2010
	11.484237	14.084147	22.64%	28,418	2009
	14.082354	11.484237	-18.45%	35,491	2008
	13.652006	14.082354	3.15%	34,127	2007
	13.206364	13.652006	3.37%	29,693	2006
	13.107595	13.206364	0.75%	25,634	2005
	12.478382	13.107595	5.04%	13,376	2004
	11.287848	12.478382	10.55%	948	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.141910	9.136293	12.21%	106,007	2010
	6.066908	8.141910	34.20%	219,264	2009
	10.000000	6.066908	-39.33%	237,966	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.791221	15.443969	4.41%	1,023	2010
	11.583201	14.791221	27.70%	1,767	2009
	21.950272	11.583201	-47.23%	2,658	2008
	21.676563	21.950272	1.26%	2,844	2007
	17.960019	21.676563	20.69%	2,859	2006
	16.293867	17.960019	10.23%	2,859	2005
	13.771025	16.293867	18.32%	2,861	2004
	10.000000	13.771025	37.71%	2,149	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.425931	10.881486	4.37%	23,572	2010
	8.165743	10.425931	27.68%	15,309	2009
	15.466297	8.165743	-47.20%	91,483	2008
	15.274950	15.466297	1.25%	140,636	2007
	12.655579	15.274950	20.70%	114,663	2006
	11.480025	12.655579	10.24%	19,114	2005
	10.000000	11.480025	14.80%	11,261	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.036260	9.140787	13.74%	63,569	2010
	6.300902	8.036260	27.54%	133,801	2009
	10.000000	6.300902	-36.99%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.900785	8.783164	11.17%	26,561	2010
	6.289031	7.900785	25.63%	24,511	2009
	10.000000	6.289031	-37.11%	0	2008*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.760008	9.676660	24.70%	66,727	2010
	6.211307	7.760008	24.93%	127,661	2009
	10.000000	6.211307	-37.89%	86,530	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.611937	10.158513	17.96%	59,186	2010
	6.694455	8.611937	28.64%	124,266	2009
	10.000000	6.694455	-33.06%	173,591	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.829968	14.592786	23.35%	7,872	2010
	9.433341	11.829968	25.41%	10,808	2009
	17.895428	9.433341	-47.29%	11,709	2008
	16.576105	17.895428	7.96%	13,403	2007
	16.323538	16.576105	1.55%	11,584	2006
	15.365994	16.323538	6.23%	10,346	2005
	13.770755	15.365994	11.58%	18,744	2004
	10.000000	13.770755	37.71%	16,536	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	17.129290	21.361099	24.71%	11,086	2010
	13.803013	17.129290	24.10%	10,647	2009
	20.678538	13.803013	-33.25%	14,008	2008
	22.608166	20.678538	-8.54%	20,502	2007
	19.580621	22.608166	15.46%	18,747	2006
	19.320481	19.580621	1.35%	18,774	2005
	16.748157	19.320481	15.36%	25,033	2004
	10.000000	16.748157	67.48%	15,936	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.935406	20.869698	23.23%	20,707	2010
	12.776843	16.935406	32.55%	26,918	2009
	21.021142	12.776843	-39.22%	33,474	2008
	20.924832	21.021142	0.46%	50,166	2007
	18.989474	20.924832	10.19%	54,395	2006
	17.193948	18.989474	10.44%	26,858	2005
	14.680450	17.193948	17.12%	21,145	2004
	10.000000	14.680450	46.80%	6,101	2003*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.709119	14.188360	11.64%	62,863	2010
	10.265948	12.709119	23.80%	138,302	2009
	17.832190	10.265948	-42.43%	178,235	2008
	16.763539	17.832190	6.37%	179,015	2007
	14.991843	16.763539	11.82%	119,606	2006
	14.204152	14.991843	5.55%	1,223	2005
	13.151931	14.204152	8.00%	0	2004
	10.000000	13.151931	31.52%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.181278	9.192402	28.01%	59,569	2010
	5.580432	7.181278	28.69%	55,813	2009
	10.000000	5.580432	-44.20%	1,966	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.402907	10.505471	0.99%	23,969	2010
	9.850295	10.402907	5.61%	24,272	2009
	10.000000	9.850295	-1.50%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.291421	14.578262	9.68%	0	2010
	10.000000	13.291421	32.91%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.915914	13.819814	7.00%	174,473	2010
	10.000000	12.915914	29.16%	2,501	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.912369	13.539657	4.86%	72,875	2010
	10.000000	12.912369	29.12%	158,494	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.829387	15.742066	13.83%	35,666	2010
	10.934663	13.829387	26.47%	37,131	2009
	17.664922	10.934663	-38.10%	56,227	2008
	18.396690	17.664922	-3.98%	135,739	2007
	16.145038	18.396690	13.95%	108,328	2006
	15.751236	16.145038	2.50%	19,689	2005
	13.643766	15.751236	15.45%	13,760	2004
	10.000000	13.643766	36.44%	3,413	2003*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.690959	14.474017	14.05%	58,740	2010
	9.234558	12.690959	37.43%	64,749	2009
	15.700597	9.234558	-41.18%	80,264	2008
	15.015050	15.700597	4.57%	94,759	2007
	12.970830	15.015050	15.76%	77,537	2006
	11.534215	12.970830	12.46%	35,380	2005
	10.000000	11.534215	15.34%	12,527	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.543483	22.296056	14.08%	1,069	2010
	14.223416	19.543483	37.40%	1,839	2009
	24.176192	14.223416	-41.17%	2,048	2008
	23.115649	24.176192	4.59%	8,775	2007
	19.974612	23.115649	15.73%	10,382	2006
	17.760277	19.974612	12.47%	11,274	2005
	15.151944	17.760277	17.21%	11,332	2004
	10.000000	15.151944	51.52%	4,181	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.510248	2.828315	12.67%	15,079	2010
	2.013895	2.510248	24.65%	16,275	2009
	9.558374	2.013895	-78.93%	7,634	2008
	10.000000	9.558374	-4.42%	5,089	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.622073	4.087129	12.84%	14,152	2010
	2.916624	3.622073	24.19%	13,774	2009
	13.805897	2.916624	-78.87%	16,032	2008
	14.068968	13.805897	-1.87%	31,421	2007
	13.062968	14.068968	7.70%	25,908	2006
	12.987520	13.062968	0.58%	24,723	2005
	12.114122	12.987520	7.21%	20,379	2004
	10.000000	12.114122	21.14%	5,059	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	13.068554	14.924956	14.21%	78,641	2010
	10.355253	13.068554	26.20%	147,838	2009
	17.112284	10.355253	-39.49%	178,954	2008
	16.664740	17.112284	2.69%	188,711	2007
	14.727210	16.664740	13.16%	155,211	2006
	14.124841	14.727210	4.26%	24,734	2005
	13.125040	14.124841	7.62%	22,766	2004
	10.000000	13.125040	31.25%	11,083	2003*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.437891	21.158203	21.33%	10,058	2010
	12.920176	17.437891	34.97%	8,224	2009
	21.136700	12.920176	-38.87%	53,680	2008
	21.741129	21.136700	-2.78%	46,074	2007
	19.230206	21.741129	13.06%	30,893	2006
	17.775573	19.230206	8.18%	4,020	2005
	15.126640	17.775573	17.51%	2,774	2004
	10.000000	15.126640	51.27%	1,212	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.863506	11.715321	7.84%	11,617	2010
	10.000000	10.863506	8.64%	920	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.942921	11.349250	3.71%	85,016	2010
	10.000000	10.942921	9.43%	86,001	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.461248	12.925709	12.78%	99	2010
	8.954469	11.461248	27.99%	100	2009
	14.814649	8.954469	-39.56%	657	2008
	15.991919	14.814649	-7.36%	680	2007
	13.992066	15.991919	14.29%	696	2006
	13.485135	13.992066	3.76%	2,368	2005
	12.308863	13.485135	9.56%	1,771	2004
	10.000000	12.308863	23.09%	2,551	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.684607	15.930842	8.49%	5,049	2010
	11.949514	14.684607	22.89%	5,049	2009
	21.623130	11.949514	-44.74%	5,049	2008
	20.238481	21.623130	6.84%	5,175	2007
	16.070390	20.238481	25.94%	5,175	2006
	14.526080	16.070390	10.63%	5,537	2005
	12.678909	14.526080	14.57%	5,537	2004
	10.000000	12.678909	26.79%	2,042	2003*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.753442	16.381474	19.11%	419	2010
	8.510662	13.753442	61.60%	419	2009
	13.708071	8.510662	-37.91%	419	2008
	13.176388	13.708071	4.04%	419	2007
	12.674067	13.176388	3.96%	419	2006
	12.161196	12.674067	4.22%	125	2005
	11.742875	12.161196	3.56%	0	2004
	10.000000	11.742875	17.43%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.537474	5.37%	1,231	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.735258	11.310953	5.36%	15,054	2010
	9.953942	10.735258	7.85%	14,362	2009
	11.274040	9.953942	-11.71%	111,982	2008
	10.867872	11.274040	3.74%	175,306	2007
	10.642778	10.867872	2.11%	101,025	2006
	10.384934	10.642778	2.48%	5,226	2005
	10.120184	10.384934	2.62%	630	2004
	10.000000	10.120184	1.20%	236	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.634210	20.163250	8.21%	114	2010
	14.524848	18.634210	28.29%	114	2009
	17.326672	14.524848	-16.17%	114	2008
	16.517771	17.326672	4.90%	114	2007
	15.118343	16.517771	9.26%	114	2006
	13.673068	15.118343	10.57%	211	2005
	12.597484	13.673068	8.54%	211	2004
	10.000000	12.597484	25.97%	211	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	34.522099	27.45%	5,335	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.185820	16.482161	25.00%	3,558	2010
	8.760944	13.185820	50.51%	3,156	2009*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.765205	14.190342	11.16%	45,886	2010
	10.762890	12.765205	18.60%	51,095	2009
	18.415677	10.762890	-41.56%	55,976	2008
	17.821918	18.415677	3.33%	67,869	2007
	15.457992	17.821918	15.29%	75,193	2006
	14.995589	15.457992	3.08%	86,754	2005
	13.680938	14.995589	9.61%	98,766	2004
	10.000000	13.680938	36.81%	71,116	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.278701	22.803666	24.76%	32,496	2010
	13.001497	18.278701	40.59%	18,406	2009
	20.533228	13.001497	-36.68%	24,327	2008
	20.523508	20.533228	0.05%	10,001	2007
	18.234958	20.523508	12.55%	12,330	2006
	17.351820	18.234958	5.09%	13,825	2005
	14.786619	17.351820	17.35%	37,697	2004
	10.000000	14.786619	47.87%	26,890	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.361615	12.806039	3.60%	348,122	2010
	11.380952	12.361615	8.62%	399,970	2009
	11.734834	11.380952	-3.02%	379,469	2008
	10.875866	11.734834	7.90%	335,707	2007
	10.863014	10.875866	0.12%	381,295	2006
	10.852808	10.863014	0.09%	454,638	2005
	10.407723	10.852808	4.28%	248,557	2004
	10.000000	10.407723	4.08%	62,113	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.971677	14.555600	12.21%	13,313	2010
	11.176117	12.971677	16.07%	25,267	2009
	17.374932	11.176117	-35.68%	33,630	2008
	17.708752	17.374932	-1.89%	33,474	2007
	15.382250	17.708752	15.12%	40,223	2006
	14.933343	15.382250	3.01%	49,211	2005
	13.460462	14.933343	10.94%	49,591	2004
	10.000000	13.460462	34.60%	32,253	2003*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.141003	14.235614	17.25%	101,863	2010
	9.491079	12.141003	27.92%	107,673	2009
	12.757676	9.491079	-25.60%	89,527	2008
	13.268243	12.757676	-3.85%	127,661	2007
	11.198017	13.268243	18.49%	53,658	2006
	10.000000	11.198017	11.98%	39,331	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.059777	13.045088	8.17%	86,115	2010
	10.000000	12.059777	20.60%	36,784	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.115717	21.224177	24.00%	101,765	2010
	13.891109	17.115717	23.21%	93,601	2009
	20.403261	13.891109	-31.92%	115,803	2008
	20.841632	20.403261	-2.10%	104,136	2007
	18.483738	20.841632	12.76%	110,670	2006
	17.489811	18.483738	5.68%	111,621	2005
	14.560499	17.489811	20.12%	74,169	2004
	10.000000	14.560499	45.60%	27,575	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.418518	15.146432	12.88%	265,810	2010
	10.802470	13.418518	24.22%	308,507	2009
	17.488454	10.802470	-38.23%	339,879	2008
	16.903452	17.488454	3.46%	404,933	2007
	14.887634	16.903452	13.54%	447,761	2006
	14.464722	14.887634	2.92%	336,311	2005
	13.300594	14.464722	8.75%	292,449	2004
	10.000000	13.300594	33.01%	91,476	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.508689	15.315811	13.38%	64,953	2010
	11.214559	13.508689	20.46%	71,629	2009
	16.192496	11.214559	-30.74%	87,335	2008
	15.378321	16.192496	5.29%	60,371	2007
	13.427643	15.378321	14.53%	85,960	2006
	13.085819	13.427643	2.61%	105,732	2005
	12.670615	13.085819	3.28%	116,951	2004
	10.000000	12.670615	26.71%	33,979	2003*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.637713	13.714281	28.92%	3,229	2010
	8.582939	10.637713	23.94%	3,713	2009
	13.995914	8.582939	-38.68%	5,068	2008
	16.008777	13.995914	-12.57%	8,040	2007
	15.691217	16.008777	2.02%	18,194	2006
	15.083336	15.691217	4.03%	20,561	2005
	13.782864	15.083336	9.44%	21,979	2004
	10.000000	13.782864	37.83%	4,764	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.079775	14.566967	11.37%	4,419	2010
	11.717768	13.079775	11.62%	8,228	2009
	16.905907	11.717768	-30.69%	8,806	2008
	15.647362	16.905907	8.04%	6,673	2007
	13.712783	15.647362	14.11%	6,673	2006
	13.682024	13.712783	0.22%	6,673	2005
	12.961759	13.682024	5.56%	6,987	2004
	10.000000	12.961759	29.62%	4,126	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.890790	12.688935	6.71%	182,625	2010
	10.041721	11.890790	18.41%	195,300	2009
	11.021944	10.041721	-8.89%	225,412	2008
	10.638170	11.021944	3.61%	272,636	2007
	10.387117	10.638170	2.42%	269,005	2006
	10.436517	10.387117	-0.47%	285,759	2005
	10.249802	10.436517	1.82%	245,696	2004
	10.000000	10.249802	2.50%	160,738	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	11.113969	12.327012	10.91%	293,411	2010
	9.098050	11.113969	22.16%	300,652	2009
	12.337060	9.098050	-26.25%	247,301	2008
	11.547024	12.337060	6.84%	99,245	2007
	10.692124	11.547024	8.00%	49,923	2006
	10.000000	10.692124	6.92%	20,386	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	11.008129	12.403091	12.67%	412,015	2010
	8.689427	11.008129	26.68%	425,466	2009
	13.121284	8.689427	-33.78%	356,337	2008
	12.108491	13.121284	8.36%	236,478	2007
	10.998738	12.108491	10.09%	92,256	2006
	10.000000	10.998738	9.99%	23,257	2005*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.753714	12.281934	14.21%	48,018	2010
	8.318369	10.753714	29.28%	31,337	2009
	13.652292	8.318369	-39.07%	30,465	2008
	12.472291	13.652292	9.46%	23,246	2007
	11.206846	12.472291	11.29%	11,164	2006
	10.000000	11.206846	12.07%	1,270	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.426632	16.941258	17.43%	138,442	2010
	9.919758	14.426632	45.43%	173,631	2009
	22.077040	9.919758	-55.07%	162,824	2008
	15.382582	22.077040	43.52%	191,217	2007
	13.384377	15.382582	14.93%	148,117	2006
	10.000000	13.384377	33.84%	62,123	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.308439	15.072089	13.25%	320,848	2010
	10.397189	13.308439	28.00%	376,773	2009
	18.448877	10.397189	-43.64%	427,112	2008
	18.486577	18.448877	-0.20%	532,404	2007
	15.640738	18.486577	18.20%	575,385	2006
	15.032805	15.640738	4.04%	552,083	2005
	13.713454	15.032805	9.62%	458,589	2004
	10.000000	13.713454	37.13%	122,982	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.568544	15.342087	22.07%	120,899	2010
	9.966373	12.568544	26.11%	147,695	2009
	19.193419	9.966373	-48.07%	160,936	2008
	15.377648	19.193419	24.81%	201,148	2007
	14.641028	15.377648	5.03%	205,545	2006
	14.081010	14.641028	3.98%	260,533	2005
	13.855566	14.081010	1.63%	228,955	2004
	10.000000	13.855566	38.56%	82,359	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	12.112865	12.838266	5.99%	584,151	2010
	10.644442	12.112865	13.80%	791,022	2009
	11.188349	10.644442	-4.86%	729,069	2008
	10.908344	11.188349	2.57%	787,531	2007
	10.628749	10.908344	2.63%	487,654	2006
	10.584151	10.628749	0.42%	365,199	2005
	10.307985	10.584151	2.68%	339,055	2004
	10.000000	10.307985	3.08%	86,690	2003*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.150637	26.799714	26.71%	266,837	2010
	15.357036	21.150637	37.73%	293,542	2009
	25.803141	15.357036	-40.48%	328,659	2008
	22.702642	25.803141	13.66%	357,497	2007
	20.493894	22.702642	10.78%	326,798	2006
	17.620039	20.493894	16.31%	321,361	2005
	14.342766	17.620039	22.85%	167,677	2004
	10.000000	14.342766	43.43%	42,216	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.794434	19.786424	11.19%	8,723	2010
	14.305351	17.794434	24.39%	10,662	2009
	25.903296	14.305351	-44.77%	13,301	2008
	22.456893	25.903296	15.35%	15,668	2007
	19.347779	22.456893	16.07%	16,279	2006
	16.527318	19.347779	17.07%	19,668	2005
	14.799998	16.527318	11.67%	25,975	2004
	10.000000	14.799998	48.00%	13,238	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.872697	13.201364	11.19%	156,975	2010
	9.546272	11.872697	24.37%	184,878	2009
	17.281415	9.546272	-44.76%	216,349	2008
	14.981232	17.281415	15.35%	268,473	2007
	12.902681	14.981232	16.11%	253,871	2006
	11.025556	12.902681	17.03%	220,399	2005
	10.000000	11.025556	10.26%	139,577	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.650354	20.730949	24.51%	17,511	2010
	10.750910	16.650354	54.87%	22,541	2009
	22.394909	10.750910	-51.99%	25,549	2008
	21.553444	22.394909	3.90%	31,981	2007
	18.851828	21.553444	14.33%	36,083	2006
	18.675210	18.851828	0.95%	40,480	2005
	16.646222	18.675210	12.19%	87,906	2004
	10.000000	16.646222	66.46%	29,687	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.521206	11.682728	11.04%	305,045	2010
	7.873384	10.521206	33.63%	254,933	2009
	11.357564	7.873384	-30.68%	261,307	2008
	11.108263	11.357564	2.24%	327,419	2007
	10.000000	11.108263	11.08%	132,183	2006*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.517652	16.071946	18.90%	111,359	2010
	11.689142	13.517652	15.64%	131,923	2009
	16.270657	11.689142	-28.16%	165,295	2008
	16.967418	16.270657	-4.11%	208,499	2007
	14.699382	16.967418	15.43%	325,207	2006
	14.420927	14.699382	1.93%	318,822	2005
	13.183104	14.420927	9.39%	253,196	2004
	10.000000	13.183104	31.83%	76,060	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.552218	22.179787	26.36%	179,927	2010
	13.789880	17.552218	27.28%	244,958	2009
	20.890543	13.789880	-33.99%	200,023	2008
	21.716467	20.890543	-3.80%	155,002	2007
	18.836445	21.716467	15.29%	152,216	2006
	17.572243	18.836445	7.19%	152,109	2005
	14.409060	17.572243	21.95%	99,126	2004
	10.000000	14.409060	44.09%	28,316	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.461035	9.193434	8.66%	12,318	2010
	6.591481	8.461035	28.36%	9,499	2009
	10.000000	6.591481	-34.09%	7,992	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.119461	18.668104	15.81%	47,787	2010
	9.474676	16.119461	70.13%	65,240	2009
	20.314283	9.474676	-53.36%	48,316	2008
	16.017982	20.314283	26.82%	81,524	2007
	12.681079	16.017982	26.31%	57,979	2006
	10.000000	12.681079	26.81%	27,830	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.871195	20.161199	6.84%	11,529	2010
	13.972917	18.871195	35.06%	16,976	2009
	23.781263	13.972917	-41.24%	18,885	2008
	20.902132	23.781263	13.77%	25,691	2007
	17.463638	20.902132	19.69%	29,508	2006
	16.084249	17.463638	8.58%	34,831	2005
	13.769523	16.084249	16.81%	45,175	2004
	10.000000	13.769523	37.70%	55,453	2003*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.516292	14.440258	6.84%	191,668	2010
	9.996652	13.516292	35.21%	228,671	2009
	17.017897	9.996652	-41.26%	469,811	2008
	14.959026	17.017897	13.76%	425,324	2007
	12.496550	14.959026	19.71%	276,300	2006
	11.513291	12.496550	8.54%	191,710	2005
	10.000000	11.513291	15.13%	92,087	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.577789	16.432319	12.72%	282,760	2010
	12.463310	14.577789	16.97%	287,388	2009
	11.907617	12.463310	4.67%	389,066	2008
	10.883058	11.907617	9.41%	360,036	2007
	9.785907	10.883058	11.21%	175,624	2006
	10.000000	9.785907	-2.14%	93,810	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.311170	3.11%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.286140	12.86%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.595220	13.164765	13.54%	12,145	2010
	9.746521	11.595220	18.97%	16,209	2009
	17.238130	9.746521	-43.46%	19,862	2008
	15.656207	17.238130	10.10%	39,272	2007
	14.978539	15.656207	4.52%	40,444	2006
	13.997531	14.978539	7.01%	31,976	2005
	13.357568	13.997531	4.79%	29,808	2004
	10.000000	13.357568	33.58%	15,514	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.539409	18.143108	16.76%	31,351	2010
	11.105035	15.539409	39.93%	44,666	2009
	21.313470	11.105035	-47.90%	30,609	2008
	19.565008	21.313470	8.94%	43,263	2007
	17.076125	19.565008	14.58%	55,829	2006
	15.857282	17.076125	7.69%	52,174	2005
	13.959121	15.857282	13.60%	55,561	2004
	10.000000	13.959121	39.59%	13,913	2003*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.849485	12.690851	7.10%	167,246	2010
	10.000000	11.849485	18.49%	139,244	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.816356	16.852729	6.55%	29,110	2010
	12.779676	15.816356	23.76%	37,049	2009
	15.448892	12.779676	-17.28%	28,079	2008
	14.215050	15.448892	8.68%	29,226	2007
	13.063102	14.215050	8.82%	34,635	2006
	12.311583	13.063102	6.10%	41,690	2005
	11.536001	12.311583	6.72%	39,744	2004
	10.000000	11.536001	15.36%	22,720	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.390556	19.298361	4.94%	132,392	2010
	12.780222	18.390556	43.90%	119,888	2009
	23.287160	12.780222	-45.12%	142,519	2008
	17.295382	23.287160	34.64%	71,141	2007
	16.082991	17.295382	7.54%	46,143	2006
	14.498416	16.082991	10.93%	53,786	2005
	12.470909	14.498416	16.26%	55,077	2004
	10.000000	12.470909	24.71%	49,985	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.243613	12.44%	6,631	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.465859	27.682205	23.22%	108,079	2010
	12.730216	22.465859	76.48%	145,704	2009
	27.030761	12.730216	-52.90%	176,997	2008
	21.417829	27.030761	26.21%	281,836	2007
	14.814258	21.417829	44.58%	161,679	2006
	11.385981	14.814258	30.11%	4,536	2005
	10.000000	11.385981	13.86%	1,080	2004*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	33.185346	40.886480	23.21%	2,101	2010
	18.804441	33.185346	76.48%	2,208	2009
	39.944347	18.804441	-52.92%	2,278	2008
	31.663379	39.944347	26.15%	2,562	2007
	21.910860	31.663379	44.51%	2,598	2006
	16.850186	21.910860	30.03%	3,003	2005
	14.406047	16.850186	16.97%	3,099	2004
	10.000000	14.406047	44.06%	35,699	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.723333	15.167911	10.53%	15,114	2010
	10.011268	13.723333	37.08%	24,717	2009
	16.119965	10.011268	-37.90%	29,053	2008
	14.734025	16.119965	9.41%	34,467	2007
	13.932529	14.734025	5.75%	37,379	2006
	13.563648	13.932529	2.72%	41,052	2005
	12.628530	13.563648	7.40%	30,982	2004
	10.000000	12.628530	26.29%	8,574	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.688329	17.195137	9.60%	299,020	2010
	13.000405	15.688329	20.68%	356,803	2009
	19.614133	13.000405	-33.72%	226,022	2008
	18.499487	19.614133	6.03%	256,495	2007
	15.576752	18.499487	18.76%	109,410	2006
	14.845260	15.576752	4.93%	68,403	2005
	13.118740	14.845260	13.16%	49,754	2004
	10.000000	13.118740	31.19%	21,203	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.738866	7.39%	9,629	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.098890	10.478459	3.76%	389,226	2010
	9.042389	10.098890	11.68%	484,675	2009
	10.598750	9.042389	-14.68%	542,633	2008
	10.265712	10.598750	3.24%	836,695	2007
	9.996311	10.265712	2.70%	646,263	2006
	9.998672	9.996311	-0.02%	554,206	2005
	10.067340	9.998672	-0.68%	281,622	2004
	10.000000	10.067340	0.67%	80,033	2003*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.243891	13.254073	17.88%	23,439	2010
	9.294470	11.243891	20.97%	20,642	2009
	15.582366	9.294470	-40.35%	20,656	2008
	15.731913	15.582366	-0.95%	20,815	2007
	15.166231	15.731913	3.73%	18,749	2006
	14.955415	15.166231	1.41%	17,320	2005
	13.564388	14.955415	10.25%	17,411	2004
	10.000000	13.564388	35.64%	1,634	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.233495	16.022458	21.08%	57,183	2010
	10.217279	13.233495	29.52%	53,210	2009
	17.120830	10.217279	-40.32%	68,750	2008
	16.144926	17.120830	6.04%	479,450	2007
	14.407573	16.144926	12.06%	220,189	2006
	13.680826	14.407573	5.31%	128,858	2005
	12.254702	13.680826	11.64%	28,921	2004
	10.000000	12.254702	22.55%	5,398	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.429821	13.860721	11.51%	462,777	2010
	10.000000	12.429821	24.30%	13,065	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.204535	10.161246	10.39%	1,975,410	2010
	7.567959	9.204535	21.63%	1,919,749	2009
	10.935557	7.567959	-30.79%	1,352,049	2008
	10.455243	10.935557	4.59%	687,345	2007
	10.000000	10.455243	4.55%	59,728	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.397879	10.860962	4.45%	855,960	2010
	9.407821	10.397879	10.52%	825,190	2009
	10.591896	9.407821	-11.18%	640,380	2008
	10.437325	10.591896	1.48%	488,273	2007
	10.000000	10.437325	4.37%	56,608	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.211900	11.201198	9.69%	172,968	2010
	7.317716	10.211900	39.55%	210,752	2009
	12.101040	7.317716	-39.53%	275,013	2008
	10.737612	12.101040	12.70%	143,395	2007
	10.000000	10.737612	7.38%	49,873	2006*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.510393	9.912974	16.48%	314,518	2010
	6.222418	8.510393	36.77%	346,680	2009
	11.318398	6.222418	-45.02%	317,912	2008
	10.264514	11.318398	10.27%	237,288	2007
	10.000000	10.264514	2.65%	82,867	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.700958	8.422309	9.37%	913,190	2010
	5.979217	7.700958	28.80%	808,180	2009
	9.796181	5.979217	-38.96%	540,930	2008
	10.000000	9.796181	-2.04%	155,532	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.781696	16.483706	11.51%	23,670	2010
	10.273423	14.781696	43.88%	27,744	2009
	14.476609	10.273423	-29.03%	31,295	2008
	14.244264	14.476609	1.63%	35,435	2007
	13.067644	14.244264	9.00%	49,667	2006
	12.951087	13.067644	0.90%	101,259	2005
	11.936431	12.951087	8.50%	392,259	2004
	10.000000	11.936431	19.36%	584,884	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.800636	13.160066	11.52%	223,433	2010
	8.196988	11.800636	43.96%	260,900	2009
	11.568076	8.196988	-29.14%	198,845	2008
	11.378717	11.568076	1.66%	180,265	2007
	10.439233	11.378717	9.00%	162,883	2006
	10.000000	10.439233	4.39%	101,280	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.694232	8.749384	13.71%	7,987	2010
	5.104127	7.694232	50.75%	27,380	2009
	10.000000	5.104127	-48.96%	3,291	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.912626	9.635296	21.77%	212,207	2010
	6.116424	7.912626	29.37%	386,490	2009
	10.000000	6.116424	-38.84%	511,428	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.085889	9.160504	13.29%	30,291	2010
	6.350701	8.085889	27.32%	4,074	2009
	10.000000	6.350701	-36.49%	22,535	2008*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.342158	10.164795	8.81%	450,063	2010
	7.911463	9.342158	18.08%	337,673	2009
	10.000000	7.911463	-20.89%	136,723	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.797984	9.744657	10.76%	1,277,767	2010
	7.190018	8.797984	22.36%	1,126,681	2009
	10.000000	7.190018	-28.10%	129,725	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.091860	10.621908	5.25%	335,083	2010
	9.060605	10.091860	11.38%	351,024	2009
	10.000000	9.060605	-9.39%	82,757	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.070489	9.955449	9.76%	1,018,498	2010
	7.547472	9.070489	20.18%	776,339	2009
	10.000000	7.547472	-24.53%	574,103	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.516605	9.510405	11.67%	487,236	2010
	6.827311	8.516605	24.74%	442,499	2009
	10.000000	6.827311	-31.73%	384,004	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.615490	10.332147	7.45%	555,155	2010
	8.291069	9.615490	15.97%	271,836	2009
	10.000000	8.291069	-17.09%	47,554	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.516530	11.066542	5.23%	160,547	2010
	9.827005	10.516530	7.02%	181,530	2009
	10.000000	9.827005	-1.73%	2,890	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.282996	12.021646	6.55%	7,660	2010
	9.832816	11.282996	14.75%	31,551	2009
	10.000000	9.832816	-1.67%	77	2008*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	33.116705	37.830235	14.23%	1,550	2010
	20.604665	33.116705	60.72%	2,230	2009
	49.699069	20.604665	-58.54%	2,897	2008
	34.736132	49.699069	43.08%	4,912	2007
	25.856052	34.736132	34.34%	6,790	2006
	19.825524	25.856052	30.42%	7,489	2005
	16.703476	19.825524	18.69%	12,542	2004
	10.000000	16.703476	67.03%	41,971	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.740483	22.545471	14.21%	110,870	2010
	12.282213	19.740483	60.72%	116,870	2009
	29.578397	12.282213	-58.48%	133,887	2008
	20.636451	29.578397	43.33%	167,871	2007
	15.333741	20.636451	34.58%	111,821	2006
	11.743412	15.333741	30.57%	114,043	2005
	10.000000	11.743412	17.43%	44,329	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.049974	12.443113	3.26%	613,553	2010
	11.907146	12.049974	1.20%	796,096	2009
	11.216466	11.907146	6.16%	1,016,148	2008
	10.622012	11.216466	5.60%	901,234	2007
	10.429398	10.622012	1.85%	844,832	2006
	10.247972	10.429398	1.77%	511,145	2005
	10.070236	10.247972	1.76%	381,349	2004
	10.000000	10.070236	0.70%	147,726	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.958402	7.749265	11.37%	167,728	2010
	5.454411	6.958402	27.57%	175,203	2009
	10.000000	5.454411	-45.46%	41,962	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.319006	8.805007	5.84%	18,685	2010
	6.563605	8.319006	26.74%	12,180	2009
	11.703384	6.563605	-43.92%	10,244	2008
	10.857171	11.703384	7.79%	139,997	2007
	10.000000	10.857171	8.57%	3,997	2006*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.415824	17.414916	12.97%	105,351	2010
	12.297130	15.415824	25.36%	114,010	2009
	19.757788	12.297130	-37.76%	132,778	2008
	18.922615	19.757788	4.41%	149,946	2007
	16.428965	18.922615	15.18%	120,642	2006
	15.444974	16.428965	6.37%	117,996	2005
	13.744350	15.444974	12.37%	90,637	2004
	10.000000	13.744350	37.44%	17,309	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.527329	12.475188	8.22%	61,736	2010
	10.000000	11.527329	15.27%	2,680	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.086136	13.343928	10.41%	397,164	2010
	10.000000	12.086136	20.86%	371,238	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.213068	12.745253	4.36%	483,360	2010
	11.360693	12.213068	7.50%	568,293	2009
	12.266666	11.360693	-7.39%	509,208	2008
	11.812489	12.266666	3.84%	455,144	2007
	11.289903	11.812489	4.63%	468,876	2006
	11.088873	11.289903	1.81%	426,744	2005
	10.751819	11.088873	3.13%	319,168	2004
	10.000000	10.751819	7.52%	132,074	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.924221	15.220035	9.31%	1,313,915	2010
	11.859683	13.924221	17.41%	1,477,338	2009
	15.668811	11.859683	-24.31%	1,420,281	2008
	15.048914	15.668811	4.12%	1,472,616	2007
	13.712890	15.048914	9.74%	1,390,859	2006
	13.208219	13.712890	3.82%	1,198,278	2005
	12.235735	13.208219	7.95%	915,404	2004
	10.000000	12.235735	22.36%	250,247	2003*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.915068	16.585416	11.20%	1,101,639	2010
	12.166737	14.915068	22.59%	1,122,679	2009
	17.994723	12.166737	-32.39%	1,135,877	2008
	17.202882	17.994723	4.60%	920,399	2007
	15.239381	17.202882	12.88%	724,201	2006
	14.441630	15.239381	5.52%	525,881	2005
	13.073147	14.441630	10.47%	309,528	2004
	10.000000	13.073147	30.73%	83,651	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.140565	14.052989	6.94%	782,391	2010
	11.639091	13.140565	12.90%	747,280	2009
	13.901805	11.639091	-16.28%	771,541	2008
	13.326598	13.901805	4.32%	687,717	2007
	12.471677	13.326598	6.85%	591,527	2006
	12.111358	12.471677	2.98%	519,248	2005
	11.468511	12.111358	5.61%	386,961	2004
	10.000000	11.468511	14.69%	90,301	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.496440	21.760901	24.37%	99,054	2010
	12.982184	17.496440	34.77%	115,000	2009
	20.733734	12.982184	-37.39%	129,730	2008
	19.561682	20.733734	5.99%	121,653	2007
	18.062463	19.561682	8.30%	173,859	2006
	16.349330	18.062463	10.48%	143,788	2005
	14.334701	16.349330	14.05%	100,153	2004
	10.000000	14.334701	43.35%	37,197	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.520782	10.368247	-1.45%	920,788	2010
	10.671098	10.520782	-1.41%	1,188,988	2009
	10.610205	10.671098	0.57%	1,935,067	2008
	10.274739	10.610205	3.26%	1,500,519	2007
	9.973663	10.274739	3.02%	902,697	2006
	9.857014	9.973663	1.18%	916,418	2005
	9.921541	9.857014	-0.65%	681,765	2004
	10.000000	9.921541	-0.78%	1,234,124	2003*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.296451	13.401220	8.98%	252,687	2010
	10.031614	12.296451	22.58%	283,188	2009
	12.307348	10.031614	-18.49%	287,192	2008
	11.937331	12.307348	3.10%	337,241	2007
	11.553509	11.937331	3.32%	263,981	2006
	11.472906	11.553509	0.70%	307,119	2005
	10.927700	11.472906	4.99%	184,358	2004
	10.000000	10.927700	9.28%	67,097	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.135019	9.123927	12.16%	295,267	2010
	6.064844	8.135019	34.13%	455,887	2009
	10.000000	6.064844	-39.35%	447,284	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.741276	15.384027	4.36%	1,823	2010
	11.549944	14.741276	27.63%	2,357	2009
	21.898391	11.549944	-47.26%	3,316	2008
	21.636358	21.898391	1.21%	3,764	2007
	17.935769	21.636358	20.63%	3,831	2006
	16.280107	17.935769	10.17%	4,483	2005
	13.766371	16.280107	18.26%	8,285	2004
	10.000000	13.766371	37.66%	3,421	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.396031	10.844793	4.32%	82,113	2010
	8.146461	10.396031	27.61%	87,904	2009
	15.437631	8.146461	-47.23%	236,592	2008
	15.254414	15.437631	1.20%	354,743	2007
	12.644950	15.254414	20.64%	393,325	2006
	11.476180	12.644950	10.18%	200,594	2005
	10.000000	11.476180	14.76%	88,257	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.029459	9.128428	13.69%	229,564	2010
	6.298763	8.029459	27.48%	258,732	2009
	10.000000	6.298763	-37.01%	74	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.894107	8.771301	11.11%	87,560	2010
	6.286901	7.894107	25.56%	126,068	2009
	10.000000	6.286901	-37.13%	77	2008*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.753436	9.663566	24.64%	280,518	2010
	6.209196	7.753436	24.87%	355,183	2009
	10.000000	6.209196	-37.91%	170,648	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.604649	10.144778	17.90%	153,103	2010
	6.692181	8.604649	28.58%	223,869	2009
	10.000000	6.692181	-33.08%	318,046	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.788734	14.534552	23.29%	76,002	2010
	9.405240	11.788734	25.34%	67,983	2009
	17.851211	9.405240	-47.31%	44,057	2008
	16.543600	17.851211	7.90%	60,057	2007
	16.299770	16.543600	1.50%	59,500	2006
	15.351382	16.299770	6.18%	56,858	2005
	13.764641	15.351382	11.53%	55,525	2004
	10.000000	13.764641	37.65%	23,708	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	17.069645	21.275952	24.64%	75,086	2010
	13.761932	17.069645	24.04%	83,277	2009
	20.627490	13.761932	-33.28%	71,965	2008
	22.563861	20.627490	-8.58%	74,844	2007
	19.552135	22.563861	15.40%	105,885	2006
	19.302125	19.552135	1.30%	167,759	2005
	16.740734	19.302125	15.30%	151,138	2004
	10.000000	16.740734	67.41%	71,934	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.876436	20.786489	23.17%	110,466	2010
	12.738817	16.876436	32.48%	139,668	2009
	20.969244	12.738817	-39.25%	166,627	2008
	20.883817	20.969244	0.41%	203,013	2007
	18.961845	20.883817	10.14%	196,773	2006
	17.177624	18.961845	10.39%	249,028	2005
	14.673942	17.177624	17.06%	174,227	2004
	10.000000	14.673942	46.74%	84,570	2003*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.664839	14.131754	11.58%	142,467	2010
	10.235375	12.664839	23.74%	246,331	2009
	17.788128	10.235375	-42.46%	338,758	2008
	16.730660	17.788128	6.32%	350,707	2007
	14.970013	16.730660	11.76%	146,693	2006
	14.190647	14.970013	5.49%	40,319	2005
	13.146093	14.190647	7.95%	15,203	2004
	10.000000	13.146093	31.46%	4,030	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.175168	9.179933	27.94%	334,605	2010
	5.578528	7.175168	28.62%	352,767	2009
	10.000000	5.578528	-44.21%	18,887	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.394113	10.491270	0.93%	174,934	2010
	9.846962	10.394113	5.56%	220,482	2009
	10.000000	9.846962	-1.53%	40,060	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.286927	14.565946	9.63%	629	2010
	10.000000	13.286927	32.87%	593	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.911549	13.808144	6.94%	891,854	2010
	10.000000	12.911549	29.12%	1,157	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.908002	13.528212	4.80%	148,211	2010
	10.000000	12.908002	29.08%	259,939	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.781228	15.679282	13.77%	74,910	2010
	10.902119	13.781228	26.41%	74,321	2009
	17.621298	10.902119	-38.13%	113,398	2008
	18.360628	17.621298	-4.03%	289,025	2007
	16.121537	18.360628	13.89%	156,380	2006
	15.736262	16.121537	2.45%	84,976	2005
	13.637692	15.736262	15.39%	98,114	2004
	10.000000	13.637692	36.38%	8,667	2003*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.654551	14.425184	13.99%	266,252	2010
	9.212742	12.654551	37.36%	303,334	2009
	15.671476	9.212742	-41.21%	353,835	2008
	14.994840	15.671476	4.51%	419,723	2007
	12.959922	14.994840	15.70%	410,497	2006
	11.530336	12.959922	12.40%	525,274	2005
	10.000000	11.530336	15.30%	196,064	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.475436	22.207171	14.03%	24,640	2010
	14.181094	19.475436	37.33%	34,263	2009
	24.116522	14.181094	-41.20%	46,116	2008
	23.070354	24.116522	4.53%	58,010	2007
	19.945565	23.070354	15.67%	62,693	2006
	17.743416	19.945565	12.41%	75,759	2005
	15.145229	17.743416	17.16%	88,228	2004
	10.000000	15.145229	51.45%	73,460	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.506847	2.823050	12.61%	300,206	2010
	2.012181	2.506847	24.58%	198,169	2009
	9.555134	2.012181	-78.94%	408,090	2008
	10.000000	9.555134	-4.45%	79,594	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.609453	4.070822	12.78%	42,535	2010
	2.907933	3.609453	24.12%	55,810	2009
	13.771779	2.907933	-78.88%	73,813	2008
	14.041365	13.771779	-1.92%	93,629	2007
	13.043934	14.041365	7.65%	486,193	2006
	12.975171	13.043934	0.53%	612,349	2005
	12.108744	12.975171	7.16%	554,197	2004
	10.000000	12.108744	21.09%	128,500	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	13.023062	14.865485	14.15%	219,548	2010
	10.324439	13.023062	26.14%	328,932	2009
	17.070052	10.324439	-39.52%	412,297	2008
	16.632094	17.070052	2.63%	454,211	2007
	14.705781	16.632094	13.10%	288,485	2006
	14.111421	14.705781	4.21%	164,966	2005
	13.119209	14.111421	7.56%	126,756	2004
	10.000000	13.119209	31.19%	67,980	2003*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.377172	21.073853	21.27%	89,022	2010
	12.881721	17.377172	34.90%	101,776	2009
	21.084518	12.881721	-38.90%	174,718	2008
	21.698510	21.084518	-2.83%	172,356	2007
	19.202224	21.698510	13.00%	109,053	2006
	17.758675	19.202224	8.13%	67,579	2005
	15.119925	17.758675	17.45%	49,177	2004
	10.000000	15.119925	51.20%	25,021	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.859825	11.705408	7.79%	24,365	2010
	10.000000	10.859825	8.60%	17,802	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.939212	11.339656	3.66%	244,570	2010
	10.000000	10.939212	9.39%	180,169	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.422541	12.875530	12.72%	6,778	2010
	8.928755	11.422541	27.93%	9,814	2009
	14.779624	8.928755	-39.59%	12,728	2008
	15.962242	14.779624	-7.41%	13,170	2007
	13.973162	15.962242	14.24%	18,740	2006
	13.473727	13.973162	3.71%	20,472	2005
	12.304689	13.473727	9.50%	12,763	2004
	10.000000	12.304689	23.05%	3,443	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.635021	15.869001	8.43%	1,774	2010
	11.915221	14.635021	22.83%	2,702	2009
	21.572042	11.915221	-44.77%	3,056	2008
	20.200971	21.572042	6.79%	3,102	2007
	16.048711	20.200971	25.87%	5,353	2006
	14.513815	16.048711	10.58%	5,454	2005
	12.674623	14.513815	14.51%	5,566	2004
	10.000000	12.674623	26.75%	6,235	2003*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.706991	16.317878	19.05%	2,482	2010
	8.486225	13.706991	61.52%	5,462	2009
	13.675659	8.486225	-37.95%	5,557	2008
	13.151940	13.675659	3.98%	6,034	2007
	12.656952	13.151940	3.91%	6,111	2006
	12.150914	12.656952	4.16%	9,775	2005
	11.738902	12.150914	3.51%	6,699	2004
	10.000000	11.738902	17.39%	3,146	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.533927	5.34%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.698980	11.267019	5.31%	77,008	2010
	9.925335	10.698980	7.79%	95,368	2009
	11.247361	9.925335	-11.75%	305,364	2008
	10.847690	11.247361	3.68%	439,317	2007
	10.628384	10.847690	2.06%	221,135	2006
	10.376142	10.628384	2.43%	141,501	2005
	10.116754	10.376142	2.56%	65,085	2004
	10.000000	10.116754	1.17%	7,553	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.568174	20.081616	8.15%	3,150	2010
	14.480709	18.568174	28.23%	5,865	2009
	17.282785	14.480709	-16.21%	9,823	2008
	16.484339	17.282785	4.84%	11,103	2007
	15.095375	16.484339	9.20%	12,875	2006
	13.659211	15.095375	10.51%	14,907	2005
	12.591098	13.659211	8.48%	32,057	2004
	10.000000	12.591098	25.91%	26,836	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.801668	18.02%	42,791	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.151610	16.431080	24.94%	27,055	2010
	8.742630	13.151610	50.43%	30,120	2009*

saipart2.htm
Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.720770	14.133776	11.11%	22,359	2010
	10.730871	12.720770	18.54%	19,870	2009
	18.370232	10.730871	-41.59%	21,917	2008
	17.787012	18.370232	3.28%	24,774	2007
	15.435528	17.787012	15.23%	27,428	2006
	14.981350	15.435528	3.03%	28,067	2005
	13.674879	14.981350	9.55%	28,181	2004
	10.000000	13.674879	36.75%	26,765	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.215035	22.712719	24.69%	6,929	2010
	12.962794	18.215035	40.52%	5,959	2009
	20.482521	12.962794	-36.71%	7,645	2008
	20.483276	20.482521	0.00%	0	2007
	18.208430	20.483276	12.49%	784	2006
	17.335345	18.208430	5.04%	959	2005
	14.780072	17.335345	17.29%	150	2004
	10.000000	14.780072	47.80%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.317775	12.754152	3.54%	70,275	2010
	11.346347	12.317775	8.56%	87,635	2009
	11.705089	11.346347	-3.06%	75,006	2008
	10.853838	11.705089	7.84%	41,835	2007
	10.846500	10.853838	0.07%	22,401	2006
	10.841796	10.846500	0.04%	26,186	2005
	10.402441	10.841796	4.22%	22,175	2004
	10.000000	10.402441	4.02%	10,945	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.926479	14.497545	12.15%	3,821	2010
	11.142832	12.926479	16.01%	4,240	2009
	17.332005	11.142832	-35.71%	4,856	2008
	17.674024	17.332005	-1.94%	5,276	2007
	15.359858	17.674024	15.07%	5,487	2006
	14.919143	15.359858	2.95%	8,206	2005
	13.454487	14.919143	10.89%	9,079	2004
	10.000000	13.454487	34.54%	10,791	2003*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.112273	14.194745	17.19%	17,751	2010
	9.473428	12.112273	27.86%	16,756	2009
	12.740429	9.473428	-25.64%	16,928	2008
	13.257079	12.740429	-3.90%	14,524	2007
	11.194253	13.257079	18.43%	0	2006
	10.000000	11.194253	11.94%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.055694	13.034055	8.12%	38,164	2010
	10.000000	12.055694	20.56%	22,745	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.056081	21.139501	23.94%	27,091	2010
	13.849727	17.056081	23.15%	26,764	2009
	20.352832	13.849727	-31.95%	28,105	2008
	20.800722	20.352832	-2.15%	18,834	2007
	18.456803	20.800722	12.70%	2,496	2006
	17.473166	18.456803	5.63%	4,077	2005
	14.554031	17.473166	20.06%	3,959	2004
	10.000000	14.554031	45.54%	656	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.371765	15.086015	12.82%	60,366	2010
	10.770291	13.371765	24.15%	59,083	2009
	17.445224	10.770291	-38.26%	46,975	2008
	16.870274	17.445224	3.41%	43,374	2007
	14.865926	16.870274	13.48%	33,711	2006
	14.450953	14.865926	2.87%	37,156	2005
	13.294674	14.450953	8.70%	31,688	2004
	10.000000	13.294674	32.95%	26,354	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.461645	15.254750	13.32%	8,258	2010
	11.181181	13.461645	20.40%	7,631	2009
	16.152511	11.181181	-30.78%	10,135	2008
	15.348178	16.152511	5.24%	4,295	2007
	13.408091	15.348178	14.47%	4,528	2006
	13.073375	13.408091	2.56%	5,892	2005
	12.664983	13.073375	3.22%	5,127	2004
	10.000000	12.664983	26.65%	1,080	2003*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.600657	13.659578	28.86%	1,346	2010
	8.557365	10.600657	23.88%	1,348	2009
	13.961310	8.557365	-38.71%	58	2008
	15.977355	13.961310	-12.62%	56	2007
	15.668356	15.977355	1.97%	47	2006
	15.068991	15.668356	3.98%	42	2005
	13.776744	15.068991	9.38%	39	2004
	10.000000	13.776744	37.77%	40	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.034189	14.508845	11.31%	2,457	2010
	11.682862	13.034189	11.57%	2,240	2009
	16.864129	11.682862	-30.72%	2,243	2008
	15.616649	16.864129	7.99%	2,247	2007
	13.692793	15.616649	14.05%	2,249	2006
	13.668997	13.692793	0.17%	2,252	2005
	12.955995	13.668997	5.50%	2,256	2004
	10.000000	12.955995	29.56%	2,259	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.849368	12.638312	6.66%	57,892	2010
	10.011815	11.849368	18.35%	49,990	2009
	10.994700	10.011815	-8.94%	46,755	2008
	10.617292	10.994700	3.55%	52,058	2007
	10.371973	10.617292	2.37%	29,283	2006
	10.426582	10.371973	-0.52%	27,692	2005
	10.245244	10.426582	1.77%	29,050	2004
	10.000000	10.245244	2.45%	23,777	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	11.087677	12.291637	10.86%	13,672	2010
	9.081131	11.087677	22.10%	2,902	2009
	12.320382	9.081131	-26.29%	5,036	2008
	11.537307	12.320382	6.79%	314	2007
	10.688536	11.537307	7.94%	0	2006
	10.000000	10.688536	6.89%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.982100	12.367484	12.61%	15,068	2010
	8.673279	10.982100	26.62%	15,793	2009
	13.103549	8.673279	-33.81%	20,819	2008
	12.098298	13.103549	8.31%	10,022	2007
	10.995042	12.098298	10.03%	0	2006
	10.000000	10.995042	9.95%	0	2005*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.728285	12.246674	14.15%	22,377	2010
	8.302910	10.728285	29.21%	18,539	2009
	13.633841	8.302910	-39.10%	541	2008
	12.461790	13.633841	9.41%	479	2007
	11.203073	12.461790	11.24%	0	2006
	10.000000	11.203073	12.03%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.392471	16.892576	17.37%	45,581	2010
	9.901301	14.392471	45.36%	53,173	2009
	22.047199	9.901301	-55.09%	40,066	2008
	15.369624	22.047199	43.45%	27,343	2007
	13.379879	15.369624	14.87%	2,743	2006
	10.000000	13.379879	33.80%	3,926	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.262061	15.011946	13.19%	62,714	2010
	10.366212	13.262061	27.94%	54,832	2009
	18.403288	10.366212	-43.67%	66,035	2008
	18.450310	18.403288	-0.25%	39,535	2007
	15.617957	18.450310	18.14%	34,712	2006
	15.018503	15.617957	3.99%	34,036	2005
	13.707361	15.018503	9.57%	34,389	2004
	10.000000	13.707361	37.07%	18,359	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.524797	15.280943	22.01%	10,726	2010
	9.936715	12.524797	26.05%	10,231	2009
	19.146049	9.936715	-48.10%	21,605	2008
	15.347522	19.146049	24.75%	31,382	2007
	14.619738	15.347522	4.98%	11,471	2006
	14.067646	14.619738	3.92%	17,012	2005
	13.849434	14.067646	1.58%	20,194	2004
	10.000000	13.849434	38.49%	14,296	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	12.070664	12.787043	5.93%	138,189	2010
	10.612749	12.070664	13.74%	225,579	2009
	11.160695	10.612749	-4.91%	155,209	2008
	10.886936	11.160695	2.51%	134,520	2007
	10.613244	10.886936	2.58%	22,372	2006
	10.574067	10.613244	0.37%	22,082	2005
	10.303396	10.574067	2.63%	24,119	2004
	10.000000	10.303396	3.03%	15,228	2003*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.076944	26.692806	26.64%	36,904	2010
	15.311304	21.076944	37.66%	53,251	2009
	25.739378	15.311304	-40.51%	64,103	2008
	22.658101	25.739378	13.60%	54,787	2007
	20.464047	22.658101	10.72%	38,480	2006
	17.603288	20.464047	16.25%	35,236	2005
	14.336397	17.603288	22.79%	28,012	2004
	10.000000	14.336397	43.36%	15,759	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.732455	19.707514	11.14%	1,116	2010
	14.262765	17.732455	24.33%	1,154	2009
	25.839336	14.262765	-44.80%	1,815	2008
	22.412859	25.839336	15.29%	1,850	2007
	19.319603	22.412859	16.01%	1,878	2006
	16.511591	19.319603	17.01%	1,904	2005
	14.793419	16.511591	11.61%	2,714	2004
	10.000000	14.793419	47.93%	1,342	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.838648	13.156833	11.13%	36,034	2010
	9.523725	11.838648	24.31%	43,722	2009
	17.249366	9.523725	-44.79%	40,218	2008
	14.961066	17.249366	15.30%	25,832	2007
	12.891829	14.961066	16.05%	6,625	2006
	11.021859	12.891829	16.97%	4,559	2005
	10.000000	11.021859	10.22%	2,088	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.592308	20.648197	24.44%	1,409	2010
	10.718880	16.592308	54.80%	827	2009
	22.339573	10.718880	-52.02%	943	2008
	21.511165	22.339573	3.85%	1,979	2007
	18.824378	21.511165	14.27%	1,972	2006
	18.657454	18.824378	0.89%	3,669	2005
	16.638834	18.657454	12.13%	10,808	2004
	10.000000	16.638834	66.39%	2,616	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.501643	11.655097	10.98%	119,426	2010
	7.862729	10.501643	33.56%	113,976	2009
	11.347958	7.862729	-30.71%	129,748	2008
	11.104529	11.347958	2.19%	149,380	2007
	10.000000	11.104529	11.05%	1,212	2006*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.470559	16.007845	18.84%	13,335	2010
	11.654333	13.470559	15.58%	24,630	2009
	16.230465	11.654333	-28.19%	25,935	2008
	16.934138	16.230465	-4.16%	28,561	2007
	14.677976	16.934138	15.37%	31,758	2006
	14.407223	14.677976	1.88%	34,596	2005
	13.177260	14.407223	9.33%	30,330	2004
	10.000000	13.177260	31.77%	22,868	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.491065	22.091312	26.30%	23,292	2010
	13.748819	17.491065	27.22%	35,770	2009
	20.838949	13.748819	-34.02%	24,031	2008
	21.673902	20.838949	-3.85%	12,624	2007
	18.809032	21.673902	15.23%	8,807	2006
	17.555543	18.809032	7.14%	6,658	2005
	14.402664	17.555543	21.89%	6,617	2004
	10.000000	14.402664	44.03%	2,215	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.453884	9.181002	8.60%	23,105	2010
	6.589253	8.453884	28.30%	22,196	2009
	10.000000	6.589253	-34.11%	19,123	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.081316	18.614494	15.75%	19,647	2010
	9.457058	16.081316	70.05%	19,818	2009
	20.286847	9.457058	-53.38%	12,492	2008
	16.004509	20.286847	26.76%	21,913	2007
	12.676816	16.004509	26.25%	824	2006
	10.000000	12.676816	26.77%	190	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.805431	20.080770	6.78%	4,900	2010
	13.931292	18.805431	34.99%	4,544	2009
	23.722483	13.931292	-41.27%	5,073	2008
	20.861110	23.722483	13.72%	5,100	2007
	17.438189	20.861110	19.63%	5,158	2006
	16.068940	17.438189	8.52%	5,694	2005
	13.763401	16.068940	16.75%	5,771	2004
	10.000000	13.763401	37.63%	4,739	2003*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.477507	14.391525	6.78%	39,099	2010
	9.973038	13.477507	35.14%	43,289	2009
	16.986332	9.973038	-41.29%	87,535	2008
	14.938890	16.986332	13.71%	57,104	2007
	12.486051	14.938890	19.64%	1,751	2006
	11.509431	12.486051	8.49%	2,723	2005
	10.000000	11.509431	15.09%	1,180	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.543311	16.385152	12.66%	85,536	2010
	12.440136	14.543311	16.91%	87,904	2009
	11.891510	12.440136	4.61%	96,213	2008
	10.873883	11.891510	9.36%	48,783	2007
	9.782619	10.873883	11.16%	0	2006
	10.000000	9.782619	-2.17%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.310308	3.10%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.285203	12.85%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.554805	13.112226	13.48%	4,428	2010
	9.717490	11.554805	18.91%	4,674	2009
	17.195532	9.717490	-43.49%	5,537	2008
	15.625489	17.195532	10.05%	7,728	2007
	14.956719	15.625489	4.47%	4,015	2006
	13.984209	14.956719	6.95%	4,355	2005
	13.351626	13.984209	4.74%	4,381	2004
	10.000000	13.351626	33.52%	3,357	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.485271	18.070745	16.70%	1,658	2010
	11.071955	15.485271	39.86%	6,953	2009
	21.260802	11.071955	-47.92%	8,078	2008
	19.526618	21.260802	8.88%	9,258	2007
	17.051255	19.526618	14.52%	5,791	2006
	15.842196	17.051255	7.63%	3,454	2005
	13.952921	15.842196	13.54%	4,044	2004
	10.000000	13.952921	39.53%	3,245	2003*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.845474	12.680130	7.05%	79,508	2010
	10.000000	11.845474	18.45%	95,041	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.761251	16.785495	6.50%	1,016	2010
	12.741602	15.761251	23.70%	2,170	2009
	15.410684	12.741602	-17.32%	2,263	2008
	14.187133	15.410684	8.62%	1,563	2007
	13.044049	14.187133	8.76%	2,145	2006
	12.299857	13.044049	6.05%	1,775	2005
	11.530862	12.299857	6.67%	2,201	2004
	10.000000	11.530862	15.31%	2,353	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.326532	19.221411	4.88%	28,506	2010
	12.742191	18.326532	43.83%	27,380	2009
	23.229688	12.742191	-45.15%	24,435	2008
	17.261496	23.229688	34.58%	9,183	2007
	16.059602	17.261496	7.48%	1,641	2006
	14.484651	16.059602	10.87%	1,759	2005
	12.465371	14.484651	16.20%	1,641	2004
	10.000000	12.465371	24.65%	5,201	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.239830	12.40%	872	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.401431	27.588840	23.16%	32,521	2010
	12.700146	22.401431	76.39%	42,293	2009
	26.980652	12.700146	-52.93%	41,242	2008
	21.389021	26.980652	26.14%	20,740	2007
	14.801813	21.389021	44.50%	2,625	2006
	11.382164	14.801813	30.04%	2,285	2005
	10.000000	11.382164	13.82%	0	2004*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	33.069771	40.723440	23.14%	321	2010
	18.748459	33.069771	76.39%	324	2009
	39.845727	18.748459	-52.95%	324	2008
	31.601309	39.845727	26.09%	439	2007
	21.878975	31.601309	44.44%	439	2006
	16.834176	21.878975	29.97%	439	2005
	14.399651	16.834176	16.91%	439	2004
	10.000000	14.399651	44.00%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.675509	15.107384	10.47%	3,586	2010
	9.981444	13.675509	37.01%	3,602	2009
	16.080133	9.981444	-37.93%	5,550	2008
	14.705122	16.080133	9.35%	7,421	2007
	13.912238	14.705122	5.70%	8,011	2006
	13.550739	13.912238	2.67%	8,984	2005
	12.622915	13.550739	7.35%	6,864	2004
	10.000000	12.622915	26.23%	1,661	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.633669	17.126545	9.55%	43,041	2010
	12.961686	15.633669	20.61%	74,522	2009
	19.565668	12.961686	-33.75%	48,611	2008
	18.463204	19.565668	5.97%	25,228	2007
	15.554069	18.463204	18.70%	7,924	2006
	14.831129	15.554069	4.87%	4,014	2005
	13.112910	14.831129	13.10%	4,332	2004
	10.000000	13.112910	31.13%	1,325	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.735263	7.35%	185	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.063733	10.436686	3.71%	51,337	2010
	9.015480	10.063733	11.63%	77,431	2009
	10.572577	9.015480	-14.73%	128,746	2008
	10.245588	10.572577	3.19%	128,253	2007
	9.981752	10.245588	2.64%	22,800	2006
	9.989171	9.981752	-0.07%	22,983	2005
	10.062877	9.989171	-0.73%	21,762	2004
	10.000000	10.062877	0.63%	29,029	2003*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.204734	13.201235	17.82%	1,437	2010
	9.266799	11.204734	20.91%	1,438	2009
	15.543881	9.266799	-40.38%	1,438	2008
	15.701067	15.543881	-1.00%	1,438	2007
	15.144158	15.701067	3.68%	1,167	2006
	14.941199	15.144158	1.36%	1,167	2005
	13.558368	14.941199	10.20%	1,167	2004
	10.000000	13.558368	35.58%	46	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.188779	15.960221	21.01%	1,882	2010
	10.187919	13.188779	29.46%	3,306	2009
	17.080312	10.187919	-40.35%	4,978	2008
	16.114937	17.080312	5.99%	76,230	2007
	14.388098	16.114937	12.00%	3,622	2006
	13.669252	14.388098	5.26%	3,734	2005
	12.250550	13.669252	11.58%	1,842	2004
	10.000000	12.250550	22.51%	2,187	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.425615	13.849007	11.46%	76,334	2010
	10.000000	12.425615	24.26%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.187384	10.137186	10.34%	137,679	2010
	7.557697	9.187384	21.56%	143,430	2009
	10.926297	7.557697	-30.83%	143,311	2008
	10.451726	10.926297	4.54%	137,767	2007
	10.000000	10.451726	4.52%	5,208	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.378523	10.835256	4.40%	182,224	2010
	9.395078	10.378523	10.47%	199,656	2009
	10.582931	9.395078	-11.22%	166,994	2008
	10.433824	10.582931	1.43%	66,709	2007
	10.000000	10.433824	4.34%	442	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.192912	11.174715	9.63%	44,510	2010
	7.307804	10.192912	39.48%	50,079	2009
	12.090799	7.307804	-39.56%	62,835	2008
	10.734006	12.090799	12.64%	25,040	2007
	10.000000	10.734006	7.34%	0	2006*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.494561	9.889514	16.42%	96,253	2010
	6.213995	8.494561	36.70%	133,988	2009
	11.308815	6.213995	-45.05%	103,393	2008
	10.261053	11.308815	10.21%	30,786	2007
	10.000000	10.261053	2.61%	10,656	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.690526	8.406630	9.31%	59,242	2010
	5.974146	7.690526	28.73%	57,192	2009
	9.792857	5.974146	-38.99%	97,415	2008
	10.000000	9.792857	-2.07%	17,172	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.730201	16.417942	11.46%	4,094	2010
	10.242829	14.730201	43.81%	4,094	2009
	14.440825	10.242829	-29.07%	4,244	2008
	14.216296	14.440825	1.58%	6,575	2007
	13.048580	14.216296	8.95%	6,616	2006
	12.938758	13.048580	0.85%	7,457	2005
	11.931120	12.938758	8.45%	12,951	2004
	10.000000	11.931120	19.31%	9,328	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.772757	13.122323	11.46%	319,129	2010
	8.181762	11.772757	43.89%	329,017	2009
	11.552447	8.181762	-29.18%	276,762	2008
	11.369143	11.552447	1.61%	9,571	2007
	10.435727	11.369143	8.94%	3,183	2006
	10.000000	10.435727	4.36%	2,203	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.687700	8.737524	13.66%	3,578	2010
	5.102388	7.687700	50.67%	30,516	2009
	10.000000	5.102388	-48.98%	2,611	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.905921	9.622260	21.71%	28,453	2010
	6.114345	7.905921	29.30%	86,812	2009
	10.000000	6.114345	-38.86%	116,523	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.079041	9.148112	13.23%	5,027	2010
	6.348539	8.079041	27.26%	1,049	2009
	10.000000	6.348539	-36.51%	11,558	2008*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.334244	10.151038	8.75%	164,187	2010
	7.908776	9.334244	18.02%	71,727	2009
	10.000000	7.908776	-20.91%	22,681	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.790510	9.731444	10.70%	49,189	2010
	7.187575	8.790510	22.30%	68,874	2009
	10.000000	7.187575	-28.12%	64,651	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.083319	10.607527	5.20%	11,452	2010
	9.057536	10.083319	11.33%	7,757	2009
	10.000000	9.057536	-9.42%	2,931	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.062813	9.941983	9.70%	304,798	2010
	7.544912	9.062813	20.12%	143,953	2009
	10.000000	7.544912	-24.55%	78,351	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.509389	9.497527	11.61%	70,937	2010
	6.824993	8.509389	24.68%	3,830	2009
	10.000000	6.824993	-31.75%	12,398	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.607347	10.318164	7.40%	62,351	2010
	8.288260	9.607347	15.92%	75,733	2009
	10.000000	8.288260	-17.12%	77,054	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.507651	11.051586	5.18%	32,753	2010
	9.823684	10.507651	6.96%	56,806	2009
	10.000000	9.823684	-1.76%	9,646	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.273445	12.005371	6.49%	6,530	2010
	9.829489	11.273445	14.69%	3,550	2009
	10.000000	9.829489	-1.71%	0	2008*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	33.001367	37.679386	14.18%	256	2010
	20.543325	33.001367	60.64%	0	2009
	49.576391	20.543325	-58.56%	0	2008
	34.668051	49.576391	43.00%	433	2007
	25.818435	34.668051	34.28%	441	2006
	19.806685	25.818435	30.35%	441	2005
	16.696081	19.806685	18.63%	539	2004
	10.000000	16.696081	66.96%	931	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.683842	22.469397	14.15%	21,326	2010
	12.253178	19.683842	60.64%	22,204	2009
	29.523513	12.253178	-58.50%	17,637	2008
	20.608665	29.523513	43.26%	24,268	2007
	15.320839	20.608665	34.51%	3,347	2006
	11.739471	15.320839	30.51%	4,115	2005
	10.000000	11.739471	17.39%	1,935	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.008019	12.393502	3.21%	132,818	2010
	11.871712	12.008019	1.15%	160,052	2009
	11.188756	11.871712	6.10%	303,053	2008
	10.601174	11.188756	5.54%	135,056	2007
	10.414200	10.601174	1.80%	23,503	2006
	10.238215	10.414200	1.72%	25,321	2005
	10.065763	10.238215	1.71%	26,504	2004
	10.000000	10.065763	0.66%	22,736	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.952510	7.738784	11.31%	38,240	2010
	5.452556	6.952510	27.51%	34,592	2009
	10.000000	5.452556	-45.47%	8,228	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.303543	8.784189	5.79%	13,802	2010
	6.554722	8.303543	26.68%	14,085	2009
	11.693487	6.554722	-43.95%	12,283	2008
	10.853520	11.693487	7.74%	25,346	2007
	10.000000	10.853520	8.54%	491	2006*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.362132	17.345471	12.91%	6,554	2010
	12.260523	15.362132	25.30%	19,293	2009
	19.708994	12.260523	-37.79%	17,141	2008
	18.885516	19.708994	4.36%	17,146	2007
	16.405054	18.885516	15.12%	19,057	2006
	15.430298	16.405054	6.32%	13,438	2005
	13.738255	15.430298	12.32%	14,191	2004
	10.000000	13.738255	37.38%	14,750	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.523426	12.464635	8.17%	0	2010
	10.000000	11.523426	15.23%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.082047	13.332645	10.35%	8,478	2010
	10.000000	12.082047	20.82%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.170590	12.694481	4.30%	30,953	2010
	11.326919	12.170590	7.45%	36,659	2009
	12.236402	11.326919	-7.43%	41,460	2008
	11.789358	12.236402	3.79%	17,751	2007
	11.273492	11.789358	4.58%	4,572	2006
	11.078342	11.273492	1.76%	14,752	2005
	10.747049	11.078342	3.08%	16,317	2004
	10.000000	10.747049	7.47%	9,196	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.875751	15.159363	9.25%	209,155	2010
	11.824394	13.875751	17.35%	211,703	2009
	15.630125	11.824394	-24.35%	235,092	2008
	15.019422	15.630125	4.07%	154,257	2007
	13.692941	15.019422	9.69%	47,174	2006
	13.195663	13.692941	3.77%	60,924	2005
	12.230307	13.195663	7.89%	65,199	2004
	10.000000	12.230307	22.30%	25,887	2003*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.863119	16.519284	11.14%	77,832	2010
	12.130524	14.863119	22.53%	82,299	2009
	17.950280	12.130524	-32.42%	77,935	2008
	17.169154	17.950280	4.55%	77,359	2007
	15.217195	17.169154	12.83%	86,533	2006
	14.427898	15.217195	5.47%	93,368	2005
	13.067345	14.427898	10.41%	82,721	2004
	10.000000	13.067345	30.67%	13,473	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.094807	13.996960	6.89%	142,895	2010
	11.604444	13.094807	12.84%	166,136	2009
	13.867459	11.604444	-16.32%	123,161	2008
	13.300458	13.867459	4.26%	73,885	2007
	12.453507	13.300458	6.80%	27,088	2006
	12.099836	12.453507	2.92%	23,052	2005
	11.463419	12.099836	5.55%	35,581	2004
	10.000000	11.463419	14.63%	20,989	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.435491	21.674104	24.31%	24,911	2010
	12.943537	17.435491	34.70%	24,804	2009
	20.682540	12.943537	-37.42%	13,151	2008
	19.523333	20.682540	5.94%	9,119	2007
	18.036183	19.523333	8.25%	11,683	2006
	16.333804	18.036183	10.42%	16,663	2005
	14.328349	16.333804	14.00%	15,258	2004
	10.000000	14.328349	43.28%	10,292	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.483924	10.326678	-1.50%	531,933	2010
	10.639112	10.483924	-1.46%	952,722	2009
	10.583772	10.639112	0.52%	1,221,081	2008
	10.254373	10.583772	3.21%	879,769	2007
	9.958934	10.254373	2.97%	19,008	2006
	9.847439	9.958934	1.13%	19,877	2005
	9.916936	9.847439	-0.70%	20,452	2004
	10.000000	9.916936	-0.83%	19,689	2003*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.253659	13.347795	8.93%	33,968	2010
	10.001778	12.253659	22.51%	24,229	2009
	12.276967	10.001778	-18.53%	10,431	2008
	11.913924	12.276967	3.05%	11,191	2007
	11.536687	11.913924	3.27%	7,652	2006
	11.461997	11.536687	0.65%	7,107	2005
	10.922848	11.461997	4.94%	7,519	2004
	10.000000	10.922848	9.23%	1,840	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.128145	9.111599	12.10%	25,954	2010
	6.062787	8.128145	34.07%	68,579	2009
	10.000000	6.062787	-39.37%	76,010	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.691447	15.324262	4.31%	0	2010
	11.516747	14.691447	27.57%	0	2009
	21.846587	11.516747	-47.28%	0	2008
	21.596200	21.846587	1.16%	404	2007
	17.911539	21.596200	20.57%	785	2006
	16.266338	17.911539	10.11%	823	2005
	13.761705	16.266338	18.20%	2,540	2004
	10.000000	13.761705	37.62%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.366189	10.808190	4.26%	28,523	2010
	8.127209	10.366189	27.55%	26,804	2009
	15.408976	8.127209	-47.26%	52,928	2008
	15.233886	15.408976	1.15%	65,846	2007
	12.634324	15.233886	20.58%	9,217	2006
	11.472337	12.634324	10.13%	4,919	2005
	10.000000	11.472337	14.72%	4,889	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.022668	9.116094	13.63%	43,232	2010
	6.296627	8.022668	27.41%	35,084	2009
	10.000000	6.296627	-37.03%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.887411	8.759418	11.06%	16,998	2010
	6.284757	7.887411	25.50%	15,362	2009
	10.000000	6.284757	-37.15%	0	2008*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.746878	9.650508	24.57%	36,885	2010
	6.207089	7.746878	24.81%	62,605	2009
	10.000000	6.207089	-37.93%	33,574	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.597378	10.131081	17.84%	12,950	2010
	6.689909	8.597378	28.51%	34,105	2009
	10.000000	6.689909	-33.10%	56,982	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.747672	14.476589	23.23%	16,306	2010
	9.377241	11.747672	25.28%	21,256	2009
	17.807128	9.377241	-47.34%	12,777	2008
	16.511159	17.807128	7.85%	9,201	2007
	16.276050	16.511159	1.44%	2,591	2006
	15.336796	16.276050	6.12%	3,456	2005
	13.758533	15.336796	11.47%	2,903	2004
	10.000000	13.758533	37.59%	3,046	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	17.010167	21.191064	24.58%	22,786	2010
	13.720947	17.010167	23.97%	10,672	2009
	20.576528	13.720947	-33.32%	6,680	2008
	22.519622	20.576528	-8.63%	6,386	2007
	19.523677	22.519622	15.35%	8,504	2006
	19.283784	19.523677	1.24%	11,075	2005
	16.733305	19.283784	15.24%	9,625	2004
	10.000000	16.733305	67.33%	3,644	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.817669	20.703615	23.11%	26,065	2010
	12.700907	16.817669	32.41%	29,248	2009
	20.917473	12.700907	-39.28%	42,860	2008
	20.842898	20.917473	0.36%	26,018	2007
	18.934269	20.842898	10.08%	18,217	2006
	17.161314	18.934269	10.33%	17,577	2005
	14.667440	17.161314	17.00%	16,982	2004
	10.000000	14.667440	46.67%	12,390	2003*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.620735	14.075410	11.53%	30,136	2010
	10.204910	12.620735	23.67%	58,515	2009
	17.744200	10.204910	-42.49%	86,993	2008
	16.697857	17.744200	6.27%	81,030	2007
	14.948217	16.697857	11.70%	21,368	2006
	14.177151	14.948217	5.44%	21,036	2005
	13.140251	14.177151	7.89%	17,897	2004
	10.000000	13.140251	31.40%	7,337	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.169085	9.167515	27.88%	95,807	2010
	5.576620	7.169085	28.56%	96,805	2009
	10.000000	5.576620	-44.23%	19,550	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.385334	10.477107	0.88%	51,743	2010
	9.843634	10.385334	5.50%	77,522	2009
	10.000000	9.843634	-1.56%	4,386	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.282433	14.553639	9.57%	213	2010
	10.000000	13.282433	32.82%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.907173	13.796473	6.89%	190,014	2010
	10.000000	12.907173	29.07%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.903630	13.516785	4.75%	13,490	2010
	10.000000	12.903630	29.04%	41,675	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.733204	15.616731	13.72%	10,472	2010
	10.869643	13.733204	26.34%	9,073	2009
	17.577757	10.869643	-38.16%	11,163	2008
	18.324603	17.577757	-4.08%	45,124	2007
	16.098052	18.324603	13.83%	3,922	2006
	15.721293	16.098052	2.40%	6,962	2005
	13.631643	15.721293	15.33%	7,387	2004
	10.000000	13.631643	36.32%	3,485	2003*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.618246	14.376508	13.93%	58,354	2010
	9.190974	12.618246	37.29%	52,440	2009
	15.642402	9.190974	-41.24%	52,620	2008
	14.974661	15.642402	4.46%	35,099	2007
	12.949029	14.974661	15.64%	16,910	2006
	11.526477	12.949029	12.34%	12,807	2005
	10.000000	11.526477	15.26%	8,600	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.407591	22.118606	13.97%	12,087	2010
	14.138865	19.407591	37.26%	11,447	2009
	24.056933	14.138865	-41.23%	12,618	2008
	23.025091	24.056933	4.48%	15,839	2007
	19.916503	23.025091	15.61%	16,390	2006
	17.726536	19.916503	12.35%	17,653	2005
	15.138497	17.726536	17.10%	18,847	2004
	10.000000	15.138497	51.38%	14,261	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.503456	2.817807	12.56%	19,571	2010
	2.010477	2.503456	24.52%	21,113	2009
	9.551892	2.010477	-78.95%	17,357	2008
	10.000000	9.551892	-4.48%	13,577	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.596868	4.054579	12.73%	1,977	2010
	2.899270	3.596868	24.06%	1,801	2009
	13.737757	2.899270	-78.90%	2,567	2008
	14.013823	13.737757	-1.97%	6,720	2007
	13.024940	14.013823	7.59%	8,411	2006
	12.962824	13.024940	0.48%	9,874	2005
	12.103355	12.962824	7.10%	10,689	2004
	10.000000	12.103355	21.03%	6,103	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.977665	14.806138	14.09%	40,837	2010
	10.293674	12.977665	26.07%	62,322	2009
	17.027853	10.293674	-39.55%	84,283	2008
	16.599446	17.027853	2.58%	80,451	2007
	14.684344	16.599446	13.04%	11,122	2006
	14.097983	14.684344	4.16%	12,404	2005
	13.113389	14.097983	7.51%	11,995	2004
	10.000000	13.113389	31.13%	7,208	2003*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.316587	20.989731	21.21%	15,836	2010
	12.843339	17.316587	34.83%	18,604	2009
	21.032409	12.843339	-38.94%	33,755	2008
	21.655942	21.032409	-2.88%	28,580	2007
	19.174248	21.655942	12.94%	6,694	2006
	17.741782	19.174248	8.07%	3,949	2005
	15.113211	17.741782	17.39%	3,801	2004
	10.000000	15.113211	51.13%	2,308	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.856139	11.695500	7.73%	5,480	2010
	10.000000	10.856139	8.56%	5,271	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.935503	11.330057	3.61%	38,871	2010
	10.000000	10.935503	9.36%	30,837	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.383923	12.825504	12.66%	0	2010
	8.903096	11.383923	27.86%	721	2009
	14.744659	8.903096	-39.62%	721	2008
	15.932624	14.744659	-7.46%	778	2007
	13.954292	15.932624	14.18%	778	2006
	13.462337	13.954292	3.65%	778	2005
	12.300530	13.462337	9.45%	778	2004
	10.000000	12.300530	23.01%	778	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.585568	15.807365	8.38%	0	2010
	11.880985	14.585568	22.76%	0	2009
	21.521013	11.880985	-44.79%	0	2008
	20.163472	21.521013	6.73%	0	2007
	16.027022	20.163472	25.81%	0	2006
	14.501533	16.027022	10.52%	0	2005
	12.670326	14.501533	14.45%	0	2004
	10.000000	12.670326	26.70%	164	2003*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.660698	16.254532	18.99%	1,196	2010
	8.461847	13.660698	61.44%	659	2009
	13.643309	8.461847	-37.98%	660	2008
	13.127530	13.643309	3.93%	698	2007
	12.639856	13.127530	3.86%	1,077	2006
	12.140643	12.639856	4.11%	1,048	2005
	11.734923	12.140643	3.46%	967	2004
	10.000000	11.734923	17.35%	884	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.530386	5.30%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.662845	11.223266	5.26%	10,024	2010
	9.896836	10.662845	7.74%	15,465	2009
	11.220751	9.896836	-11.80%	107,484	2008
	10.827538	11.220751	3.63%	95,418	2007
	10.614013	10.827538	2.01%	6,335	2006
	10.367358	10.614013	2.38%	5,760	2005
	10.113318	10.367358	2.51%	5,837	2004
	10.000000	10.113318	1.13%	4,857	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.502313	20.000240	8.10%	10,065	2010
	14.436666	18.502313	28.16%	10,065	2009
	17.238977	14.436666	-16.26%	10,153	2008
	16.450955	17.238977	4.79%	10,153	2007
	15.072436	16.450955	9.15%	10,154	2006
	13.645353	15.072436	10.46%	10,228	2005
	12.584719	13.645353	8.43%	10,331	2004
	10.000000	12.584719	25.85%	10,008	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.797698	17.98%	7,726	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.117389	16.380022	24.87%	2,034	2010
	8.724323	13.117389	50.35%	3,206	2009*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.676384	14.077320	11.05%	17,554	2010
	10.698858	12.676384	18.48%	51,696	2009
	18.324774	10.698858	-41.62%	64,662	2008
	17.752066	18.324774	3.23%	74,079	2007
	15.412996	17.752066	15.18%	78,275	2006
	14.967070	15.412996	2.98%	86,853	2005
	13.668790	14.967070	9.50%	107,603	2004
	10.000000	13.668790	36.69%	66,002	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.151577	22.622118	24.63%	31,484	2010
	12.924190	18.151577	40.45%	35,322	2009
	20.431924	12.924190	-36.75%	35,892	2008
	20.443104	20.431924	-0.05%	15,452	2007
	18.181920	20.443104	12.44%	16,448	2006
	17.318860	18.181920	4.98%	18,360	2005
	14.773508	17.318860	17.23%	26,903	2004
	10.000000	14.773508	47.74%	23,782	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.274076	12.702456	3.49%	329,402	2010
	11.311836	12.274076	8.51%	320,415	2009
	11.675414	11.311836	-3.11%	309,135	2008
	10.831848	11.675414	7.79%	219,569	2007
	10.830006	10.831848	0.02%	297,758	2006
	10.830792	10.830006	-0.01%	298,970	2005
	10.397160	10.830792	4.17%	189,182	2004
	10.000000	10.397160	3.97%	63,286	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.881446	14.439706	12.10%	22,119	2010
	11.109645	12.881446	15.95%	39,937	2009
	17.289181	11.109645	-35.74%	41,880	2008
	17.639354	17.289181	-1.99%	48,271	2007
	15.337483	17.639354	15.01%	51,534	2006
	14.904956	15.337483	2.90%	65,392	2005
	13.448505	14.904956	10.83%	66,145	2004
	10.000000	13.448505	34.49%	50,493	2003*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.083621	14.153980	17.13%	89,528	2010
	9.455818	12.083621	27.79%	60,716	2009
	12.723210	9.455818	-25.68%	118,058	2008
	13.245918	12.723210	-3.95%	70,257	2007
	11.190493	13.245918	18.37%	51,893	2006
	10.000000	11.190493	11.90%	60,333	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.051594	13.023023	8.06%	58,038	2010
	10.000000	12.051594	20.52%	23,681	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.996631	21.055151	23.88%	94,159	2010
	13.808480	16.996631	23.09%	89,702	2009
	20.302551	13.808480	-31.99%	90,873	2008
	20.759940	20.302551	-2.20%	96,608	2007
	18.429940	20.759940	12.64%	93,781	2006
	17.456555	18.429940	5.58%	104,423	2005
	14.547569	17.456555	20.00%	93,047	2004
	10.000000	14.547569	45.48%	38,204	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.325154	15.025800	12.76%	173,757	2010
	10.738206	13.325154	24.09%	225,700	2009
	17.402119	10.738206	-38.29%	231,937	2008
	16.837179	17.402119	3.36%	306,066	2007
	14.844276	16.837179	13.43%	339,140	2006
	14.437205	14.844276	2.82%	333,114	2005
	13.288774	14.437205	8.64%	324,078	2004
	10.000000	13.288774	32.89%	168,698	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.414718	15.193860	13.26%	53,012	2010
	11.147858	13.414718	20.33%	63,721	2009
	16.112569	11.147858	-30.81%	87,410	2008
	15.318047	16.112569	5.19%	90,304	2007
	13.388549	15.318047	14.41%	114,076	2006
	13.060934	13.388549	2.51%	140,630	2005
	12.659360	13.060934	3.17%	113,330	2004
	10.000000	12.659360	26.59%	65,102	2003*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.563674	13.605022	28.79%	2,686	2010
	8.531866	10.563674	23.81%	6,832	2009
	13.926800	8.531866	-38.74%	6,888	2008
	15.946000	13.926800	-12.66%	8,474	2007
	15.645527	15.946000	1.92%	11,670	2006
	15.054647	15.645527	3.92%	10,949	2005
	13.770609	15.054647	9.32%	10,769	2004
	10.000000	13.770609	37.71%	5,137	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.988780	14.450971	11.26%	1,237	2010
	11.648071	12.988780	11.51%	398	2009
	16.822451	11.648071	-30.76%	931	2008
	15.586008	16.822451	7.93%	938	2007
	13.672848	15.586008	13.99%	260	2006
	13.655998	13.672848	0.12%	261	2005
	12.950240	13.655998	5.45%	461	2004
	10.000000	12.950240	29.50%	551	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.808077	12.587881	6.60%	105,828	2010
	9.981989	11.808077	18.29%	164,426	2009
	10.967524	9.981989	-8.99%	197,615	2008
	10.596449	10.967524	3.50%	210,306	2007
	10.356857	10.596449	2.31%	321,336	2006
	10.416653	10.356857	-0.57%	292,048	2005
	10.240682	10.416653	1.72%	276,389	2004
	10.000000	10.240682	2.41%	173,019	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	11.061456	12.256335	10.80%	123,088	2010
	9.064247	11.061456	22.03%	169,961	2009
	12.303731	9.064247	-26.33%	160,873	2008
	11.527587	12.303731	6.73%	154,458	2007
	10.684933	11.527587	7.89%	105,723	2006
	10.000000	10.684933	6.85%	21,982	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.956123	12.331976	12.56%	663,318	2010
	8.657156	10.956123	26.56%	439,678	2009
	13.085837	8.657156	-33.84%	288,588	2008
	12.088109	13.085837	8.25%	157,566	2007
	10.991345	12.088109	9.98%	78,157	2006
	10.000000	10.991345	9.91%	55,091	2005*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.702903	12.211508	14.10%	41,482	2010
	8.287473	10.702903	29.15%	39,519	2009
	13.615422	8.287473	-39.13%	35,528	2008
	12.451308	13.615422	9.35%	33,168	2007
	11.199314	12.451308	11.18%	25,165	2006
	10.000000	11.199314	11.99%	23,110	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.358399	16.844048	17.31%	91,133	2010
	9.882871	14.358399	45.29%	117,181	2009
	22.017380	9.882871	-55.11%	131,834	2008
	15.356683	22.017380	43.37%	102,268	2007
	13.375380	15.356683	14.81%	72,247	2006
	10.000000	13.375380	33.75%	47,376	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.215817	14.952013	13.14%	242,085	2010
	10.335319	13.215817	27.87%	309,571	2009
	18.357799	10.335319	-43.70%	374,845	2008
	18.414103	18.357799	-0.31%	424,530	2007
	15.595190	18.414103	18.08%	432,508	2006
	15.004214	15.595190	3.94%	483,120	2005
	13.701281	15.004214	9.51%	358,708	2004
	10.000000	13.701281	37.01%	145,237	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.481090	15.219885	21.94%	134,646	2010
	9.907071	12.481090	25.98%	113,894	2009
	19.098667	9.907071	-48.13%	135,790	2008
	15.317352	19.098667	24.69%	172,019	2007
	14.598405	15.317352	4.92%	185,109	2006
	14.054233	14.598405	3.87%	211,205	2005
	13.843267	14.054233	1.52%	192,249	2004
	10.000000	13.843267	38.43%	82,531	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	12.028607	12.736022	5.88%	588,984	2010
	10.581133	12.028607	13.68%	677,153	2009
	11.133097	10.581133	-4.96%	570,230	2008
	10.865552	11.133097	2.46%	632,838	2007
	10.597769	10.865552	2.53%	444,952	2006
	10.563999	10.597769	0.32%	288,934	2005
	10.298811	10.563999	2.57%	225,783	2004
	10.000000	10.298811	2.99%	69,025	2003*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.003506	26.586313	26.58%	213,601	2010
	15.265689	21.003506	37.59%	221,502	2009
	25.675775	15.265689	-40.54%	242,829	2008
	22.613645	25.675775	13.54%	228,965	2007
	20.434234	22.613645	10.67%	227,523	2006
	17.586538	20.434234	16.19%	207,854	2005
	14.330025	17.586538	22.73%	142,716	2004
	10.000000	14.330025	43.30%	29,265	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.670650	19.628877	11.08%	2,712	2010
	14.220278	17.670650	24.26%	5,886	2009
	25.775483	14.220278	-44.83%	6,668	2008
	22.368891	25.775483	15.23%	9,546	2007
	19.291470	22.368891	15.95%	11,151	2006
	16.495894	19.291470	16.95%	15,201	2005
	14.786862	16.495894	11.56%	18,803	2004
	10.000000	14.786862	47.87%	15,442	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.804647	13.112401	11.08%	85,628	2010
	9.501199	11.804647	24.24%	106,221	2009
	17.217332	9.501199	-44.82%	129,585	2008
	14.940911	17.217332	15.24%	151,922	2007
	12.880975	14.940911	15.99%	174,865	2006
	11.018158	12.880975	16.91%	140,499	2005
	10.000000	11.018158	10.18%	76,784	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.534477	20.565803	24.38%	11,033	2010
	10.686945	16.534477	54.72%	22,128	2009
	22.284385	10.686945	-52.04%	25,416	2008
	21.468976	22.284385	3.80%	42,978	2007
	18.796976	21.468976	14.22%	42,138	2006
	18.639733	18.796976	0.84%	47,688	2005
	16.631467	18.639733	12.08%	50,696	2004
	10.000000	16.631467	66.31%	22,525	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.482089	11.627489	10.93%	159,335	2010
	7.852078	10.482089	33.49%	171,013	2009
	11.338348	7.852078	-30.75%	119,309	2008
	11.100789	11.338348	2.14%	165,403	2007
	10.000000	11.100789	11.01%	56,509	2006*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.423611	15.943958	18.78%	92,692	2010
	11.619602	13.423611	15.53%	145,474	2009
	16.190329	11.619602	-28.23%	174,080	2008
	16.900889	16.190329	-4.20%	211,870	2007
	14.656581	16.900889	15.31%	267,038	2006
	14.393506	14.656581	1.83%	307,844	2005
	13.171406	14.393506	9.28%	239,896	2004
	10.000000	13.171406	31.71%	123,968	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.430098	22.003150	26.24%	124,221	2010
	13.707856	17.430098	27.15%	175,101	2009
	20.787438	13.707856	-34.06%	91,041	2008
	21.631374	20.787438	-3.90%	89,020	2007
	18.781634	21.631374	15.17%	106,019	2006
	17.538843	18.781634	7.09%	102,416	2005
	14.396268	17.538843	21.83%	91,472	2004
	10.000000	14.396268	43.96%	47,985	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.446738	9.168592	8.55%	35,113	2010
	6.587021	8.446738	28.23%	23,693	2009
	10.000000	6.587021	-34.13%	19,582	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.043260	18.561032	15.69%	23,717	2010
	9.439464	16.043260	69.96%	43,188	2009
	20.259418	9.439464	-53.41%	31,266	2008
	15.991030	20.259418	26.69%	52,688	2007
	12.672560	15.991030	26.19%	38,479	2006
	10.000000	12.672560	26.73%	10,077	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.739899	20.000636	6.73%	6,777	2010
	13.889792	18.739899	34.92%	18,185	2009
	23.663871	13.889792	-41.30%	21,913	2008
	20.820180	23.663871	13.66%	28,642	2007
	17.412784	20.820180	19.57%	32,760	2006
	16.053650	17.412784	8.47%	37,391	2005
	13.757275	16.053650	16.69%	44,319	2004
	10.000000	13.757275	37.57%	38,752	2003*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.438818	14.342936	6.73%	127,024	2010
	9.949452	13.438818	35.07%	153,396	2009
	16.954786	9.949452	-41.32%	409,020	2008
	14.918765	16.954786	13.65%	323,981	2007
	12.475534	14.918765	19.58%	236,226	2006
	11.505560	12.475534	8.43%	141,407	2005
	10.000000	11.505560	15.06%	58,868	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.508909	16.338089	12.61%	114,564	2010
	12.417013	14.508909	16.85%	126,262	2009
	11.875430	12.417013	4.56%	128,983	2008
	10.864726	11.875430	9.30%	114,577	2007
	9.779318	10.864726	11.10%	31,941	2006
	10.000000	9.779318	-2.21%	18,070	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.309449	3.09%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.284264	12.84%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.514531	13.059903	13.42%	7,365	2010
	9.688525	11.514531	18.85%	14,904	2009
	17.153018	9.688525	-43.52%	15,818	2008
	15.594825	17.153018	9.99%	29,678	2007
	14.934929	15.594825	4.42%	36,414	2006
	13.970911	14.934929	6.90%	21,313	2005
	13.345701	13.970911	4.68%	23,126	2004
	10.000000	13.345701	33.46%	7,491	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.431303	17.998639	16.64%	25,687	2010
	11.038967	15.431303	39.79%	30,677	2009
	21.208266	11.038967	-47.95%	39,683	2008
	19.488316	21.208266	8.83%	47,921	2007
	17.026419	19.488316	14.46%	52,700	2006
	15.827142	17.026419	7.58%	49,131	2005
	13.946733	15.827142	13.48%	28,404	2004
	10.000000	13.946733	39.47%	4,657	2003*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.841463	12.669400	6.99%	115,732	2010
	10.000000	11.841463	18.41%	39,726	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.706334	16.718524	6.44%	30,761	2010
	12.703647	15.706334	23.64%	69,451	2009
	15.372591	12.703647	-17.36%	76,932	2008
	14.159291	15.372591	8.57%	97,156	2007
	13.025049	14.159291	8.71%	123,747	2006
	12.288153	13.025049	6.00%	122,336	2005
	11.525739	12.288153	6.61%	119,186	2004
	10.000000	11.525739	15.26%	68,748	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.262625	19.144682	4.83%	72,325	2010
	12.704206	18.262625	43.75%	81,607	2009
	23.172237	12.704206	-45.17%	72,678	2008
	17.227590	23.172237	34.51%	54,967	2007
	16.036194	17.227590	7.43%	32,229	2006
	14.470859	16.036194	10.82%	52,862	2005
	12.459834	14.470859	16.14%	49,938	2004
	10.000000	12.459834	24.60%	38,201	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.236048	12.36%	47,428	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.337134	27.495710	23.09%	119,755	2010
	12.670116	22.337134	76.30%	179,136	2009
	26.930569	12.670116	-52.95%	147,204	2008
	21.360209	26.930569	26.08%	103,927	2007
	14.789354	21.360209	44.43%	67,179	2006
	11.378339	14.789354	29.98%	12,037	2005
	10.000000	11.378339	13.78%	4,589	2004*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.954500	40.560931	23.08%	1,658	2010
	18.692597	32.954500	76.30%	5,174	2009
	39.747268	18.692597	-52.97%	5,274	2008
	31.539310	39.747268	26.02%	6,176	2007
	21.847110	31.539310	44.36%	9,259	2006
	16.818162	21.847110	29.90%	9,447	2005
	14.393258	16.818162	16.85%	10,300	2004
	10.000000	14.393258	43.93%	15,323	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.627874	15.047130	10.41%	33,871	2010
	9.951723	13.627874	36.94%	55,235	2009
	16.040411	9.951723	-37.96%	62,561	2008
	14.676279	16.040411	9.29%	74,485	2007
	13.891974	14.676279	5.65%	77,637	2006
	13.537857	13.891974	2.62%	88,831	2005
	12.617314	13.537857	7.30%	50,156	2004
	10.000000	12.617314	26.17%	34,170	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.579184	17.058201	9.49%	276,643	2010
	12.923075	15.579184	20.55%	297,274	2009
	19.517313	12.923075	-33.79%	93,538	2008
	18.426967	19.517313	5.92%	98,615	2007
	15.531401	18.426967	18.64%	68,396	2006
	14.817018	15.531401	4.82%	39,239	2005
	13.107080	14.817018	13.05%	30,545	2004
	10.000000	13.107080	31.07%	21,848	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.731658	7.32%	26,422	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.028678	10.395049	3.65%	267,186	2010
	8.988635	10.028678	11.57%	387,532	2009
	10.546431	8.988635	-14.77%	561,713	2008
	10.225466	10.546431	3.14%	597,912	2007
	9.967204	10.225466	2.59%	435,811	2006
	9.979655	9.967204	-0.12%	352,961	2005
	10.058406	9.979655	-0.78%	271,374	2004
	10.000000	10.058406	0.58%	158,267	2003*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.165673	13.148535	17.76%	8,043	2010
	9.239180	11.165673	20.85%	9,522	2009
	15.505443	9.239180	-40.41%	9,928	2008
	15.670243	15.505443	-1.05%	11,392	2007
	15.122090	15.670243	3.62%	14,634	2006
	14.926968	15.122090	1.31%	15,562	2005
	13.552337	14.926968	10.14%	9,292	2004
	10.000000	13.552337	35.52%	3,376	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.144222	15.898247	20.95%	24,846	2010
	10.158653	13.144222	29.39%	37,918	2009
	17.039924	10.158653	-40.38%	52,015	2008
	16.085034	17.039924	5.94%	435,872	2007
	14.368666	16.085034	11.95%	279,320	2006
	13.657697	14.368666	5.21%	63,709	2005
	12.246405	13.657697	11.52%	30,023	2004
	10.000000	12.246405	22.46%	7,135	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.421404	13.837289	11.40%	194,366	2010
	10.000000	12.421404	24.21%	2,108	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.170310	10.113208	10.28%	2,464,507	2010
	7.547477	9.170310	21.50%	2,010,566	2009
	10.917058	7.547477	-30.87%	1,091,582	2008
	10.448212	10.917058	4.49%	661,408	2007
	10.000000	10.448212	4.48%	200,247	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.359202	10.809588	4.35%	638,626	2010
	9.382348	10.359202	10.41%	565,900	2009
	10.573953	9.382348	-11.27%	366,081	2008
	10.430304	10.573953	1.38%	207,960	2007
	10.000000	10.430304	4.30%	28,562	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.173918	11.148227	9.58%	120,068	2010
	7.297903	10.173918	39.41%	114,281	2009
	12.080556	7.297903	-39.59%	96,395	2008
	10.730389	12.080556	12.58%	70,321	2007
	10.000000	10.730389	7.30%	23,680	2006*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.478706	9.866054	16.36%	287,204	2010
	6.205551	8.478706	36.63%	248,940	2009
	11.299224	6.205551	-45.08%	262,286	2008
	10.257600	11.299224	10.15%	152,982	2007
	10.000000	10.257600	2.58%	79,843	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.680104	8.390989	9.26%	675,551	2010
	5.969082	7.680104	28.66%	537,271	2009
	9.789543	5.969082	-39.03%	234,086	2008
	10.000000	9.789543	-2.10%	69,330	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.678887	16.352449	11.40%	18,315	2010
	10.212317	14.678887	43.74%	30,746	2009
	14.405124	10.212317	-29.11%	42,064	2008
	14.188404	14.405124	1.53%	62,773	2007
	13.029576	14.188404	8.89%	95,365	2006
	12.926446	13.029576	0.80%	113,261	2005
	11.925811	12.926446	8.39%	297,865	2004
	10.000000	11.925811	19.26%	99,265	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.744906	13.084641	11.41%	152,314	2010
	8.166545	11.744906	43.82%	207,288	2009
	11.536825	8.166545	-29.21%	92,470	2008
	11.359568	11.536825	1.56%	100,237	2007
	10.432214	11.359568	8.89%	90,240	2006
	10.000000	10.432214	4.32%	86,041	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.681195	8.725708	13.60%	17,007	2010
	5.100655	7.681195	50.59%	61,435	2009
	10.000000	5.100655	-48.99%	562	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.899216	9.609219	21.65%	267,825	2010
	6.112260	7.899216	29.24%	432,736	2009
	10.000000	6.112260	-38.88%	522,084	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.072182	9.135711	13.18%	88,964	2010
	6.346384	8.072182	27.19%	45,445	2009
	10.000000	6.346384	-36.54%	5,875	2008*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.326349	10.137305	8.70%	308,609	2010
	7.906100	9.326349	17.96%	174,198	2009
	10.000000	7.906100	-20.94%	90,966	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.783074	9.718279	10.65%	1,271,846	2010
	7.185138	8.783074	22.24%	860,904	2009
	10.000000	7.185138	-28.15%	212,790	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.074792	10.593192	5.15%	369,023	2010
	9.054467	10.074792	11.27%	214,262	2009
	10.000000	9.054467	-9.46%	30,054	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.055130	9.928511	9.65%	1,338,892	2010
	7.542347	9.055130	20.06%	974,366	2009
	10.000000	7.542347	-24.58%	411,732	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.502192	9.484680	11.56%	995,799	2010
	6.822678	8.502192	24.62%	617,279	2009
	10.000000	6.822678	-31.77%	377,610	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.599226	10.304217	7.34%	364,713	2010
	8.285451	9.599226	15.86%	320,828	2009
	10.000000	8.285451	-17.15%	135,373	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.498770	11.036643	5.12%	103,690	2010
	9.820358	10.498770	6.91%	153,936	2009
	10.000000	9.820358	-1.80%	1,704	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.263937	11.989176	6.44%	59,828	2010
	9.826168	11.263937	14.63%	45,215	2009
	10.000000	9.826168	-1.74%	12,976	2008*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	32.886343	37.529025	14.12%	3,896	2010
	20.482111	32.886343	60.56%	5,253	2009
	49.453885	20.482111	-58.58%	8,010	2008
	34.600030	49.453885	42.93%	14,237	2007
	25.780818	34.600030	34.21%	22,723	2006
	19.787836	25.780818	30.29%	25,954	2005
	16.688663	19.787836	18.57%	30,433	2004
	10.000000	16.688663	66.89%	34,998	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.627314	22.393517	14.09%	77,905	2010
	12.224203	19.627314	60.56%	94,577	2009
	29.468725	12.224203	-58.52%	103,534	2008
	20.580914	29.468725	43.18%	112,516	2007
	15.307966	20.580914	34.45%	81,526	2006
	11.735542	15.307966	30.44%	73,417	2005
	10.000000	11.735542	17.36%	35,973	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.966145	12.344017	3.16%	547,662	2010
	11.836328	11.966145	1.10%	796,046	2009
	11.161070	11.836328	6.05%	920,843	2008
	10.580339	11.161070	5.49%	693,802	2007
	10.398996	10.580339	1.74%	617,424	2006
	10.228457	10.398996	1.67%	353,307	2005
	10.061282	10.228457	1.66%	299,736	2004
	10.000000	10.061282	0.61%	163,637	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.946617	7.728306	11.25%	36,171	2010
	5.450702	6.946617	27.44%	46,989	2009
	10.000000	5.450702	-45.49%	9,447	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.288047	8.763360	5.73%	49,574	2010
	6.545828	8.288047	26.62%	34,055	2009
	11.683575	6.545828	-43.97%	22,366	2008
	10.849859	11.683575	7.68%	29,585	2007
	10.000000	10.849859	8.50%	1,191	2006*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.308593	17.276245	12.85%	113,082	2010
	12.223996	15.308593	25.23%	135,248	2009
	19.660277	12.223996	-37.82%	151,807	2008
	18.848451	19.660277	4.31%	184,447	2007
	16.381141	18.848451	15.06%	175,841	2006
	15.415605	16.381141	6.26%	127,980	2005
	13.732149	15.415605	12.26%	91,954	2004
	10.000000	13.732149	37.32%	83,700	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.519523	12.454099	8.11%	117,857	2010
	10.000000	11.519523	15.20%	35,741	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.077950	13.321369	10.29%	266,553	2010
	10.000000	12.077950	20.78%	129,583	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.128135	12.643772	4.25%	355,586	2010
	11.293147	12.128135	7.39%	449,460	2009
	12.206118	11.293147	-7.48%	414,570	2008
	11.766188	12.206118	3.74%	368,089	2007
	11.257041	11.766188	4.52%	348,961	2006
	11.067784	11.257041	1.71%	335,390	2005
	10.742263	11.067784	3.03%	337,159	2004
	10.000000	10.742263	7.42%	165,296	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.827378	15.098842	9.20%	1,921,567	2010
	11.789156	13.827378	17.29%	1,959,522	2009
	15.591477	11.789156	-24.39%	1,814,806	2008
	14.989934	15.591477	4.01%	1,742,062	2007
	13.672978	14.989934	9.63%	1,593,940	2006
	13.183096	13.672978	3.72%	1,379,324	2005
	12.224868	13.183096	7.84%	946,572	2004
	10.000000	12.224868	22.25%	302,419	2003*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.811308	16.453346	11.09%	1,579,092	2010
	12.094384	14.811308	22.46%	1,639,657	2009
	17.905925	12.094384	-32.46%	1,607,663	2008
	17.135465	17.905925	4.50%	1,464,058	2007
	15.195027	17.135465	12.77%	934,336	2006
	14.414176	15.195027	5.42%	663,986	2005
	13.061546	14.414176	10.36%	544,537	2004
	10.000000	13.061546	30.62%	126,745	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.049164	13.941083	6.84%	662,496	2010
	11.569866	13.049164	12.79%	667,856	2009
	13.833173	11.569866	-16.36%	548,351	2008
	13.274345	13.833173	4.21%	487,648	2007
	12.435360	13.274345	6.75%	470,294	2006
	12.088323	12.435360	2.87%	421,416	2005
	11.458318	12.088323	5.50%	342,248	2004
	10.000000	11.458318	14.58%	147,083	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.374715	21.587606	24.25%	151,076	2010
	12.904966	17.374715	34.64%	122,487	2009
	20.631395	12.904966	-37.45%	111,902	2008
	19.485008	20.631395	5.88%	145,357	2007
	18.009893	19.485008	8.19%	158,645	2006
	16.318252	18.009893	10.37%	170,683	2005
	14.321973	16.318252	13.94%	130,270	2004
	10.000000	14.321973	43.22%	47,529	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.447183	10.285273	-1.55%	625,213	2010
	10.607212	10.447183	-1.51%	929,006	2009
	10.557396	10.607212	0.47%	1,522,408	2008
	10.234040	10.557396	3.16%	1,007,585	2007
	9.944219	10.234040	2.91%	778,834	2006
	9.837869	9.944219	1.08%	476,874	2005
	9.912328	9.837869	-0.75%	418,308	2004
	10.000000	9.912328	-0.88%	170,431	2003*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.210949	13.294533	8.87%	114,088	2010
	9.971975	12.210949	22.45%	109,511	2009
	12.246596	9.971975	-18.57%	99,706	2008
	11.890527	12.246596	2.99%	130,164	2007
	11.519862	11.890527	3.22%	129,297	2006
	11.451083	11.519862	0.60%	157,775	2005
	10.917987	11.451083	4.88%	104,892	2004
	10.000000	10.917987	9.18%	36,747	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.121240	9.099245	12.04%	330,154	2010
	6.060724	8.121240	34.00%	461,460	2009
	10.000000	6.060724	-39.39%	481,726	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.641768	15.264684	4.25%	934	2010
	11.483641	14.641768	27.50%	3,653	2009
	21.794871	11.483641	-47.31%	8,198	2008
	21.556091	21.794871	1.11%	11,467	2007
	17.887326	21.556091	20.51%	13,032	2006
	16.252579	17.887326	10.06%	13,396	2005
	13.757041	16.252579	18.14%	14,226	2004
	10.000000	13.757041	37.57%	9,504	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.336403	10.771659	4.21%	106,433	2010
	8.107963	10.336403	27.48%	118,432	2009
	15.380343	8.107963	-47.28%	259,107	2008
	15.213340	15.380343	1.10%	301,932	2007
	12.623671	15.213340	20.51%	224,492	2006
	11.468479	12.623671	10.07%	122,871	2005
	10.000000	11.468479	14.68%	65,308	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.015864	9.103739	13.57%	283,838	2010
	6.294480	8.015864	27.35%	304,913	2009
	10.000000	6.294480	-37.06%	691	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.880723	8.747553	11.00%	136,769	2010
	6.282625	7.880723	25.44%	170,270	2009
	10.000000	6.282625	-37.17%	1,716	2008*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.740305	9.637421	24.51%	268,645	2010
	6.204977	7.740305	24.74%	381,336	2009
	10.000000	6.204977	-37.95%	164,786	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.590080	10.117338	17.78%	214,533	2010
	6.687632	8.590080	28.45%	291,659	2009
	10.000000	6.687632	-33.12%	345,843	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.706741	14.418846	23.17%	35,713	2010
	9.349301	11.706741	25.22%	49,986	2009
	17.763114	9.349301	-47.37%	50,432	2008
	16.478755	17.763114	7.79%	37,421	2007
	16.252330	16.478755	1.39%	34,236	2006
	15.322194	16.252330	6.07%	42,287	2005
	13.752422	15.322194	11.41%	44,188	2004
	10.000000	13.752422	37.52%	16,147	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.950847	21.106459	24.52%	49,459	2010
	13.680046	16.950847	23.91%	59,789	2009
	20.525640	13.680046	-33.35%	65,587	2008
	22.475409	20.525640	-8.68%	107,549	2007
	19.495218	22.475409	15.29%	148,244	2006
	19.265423	19.495218	1.19%	153,447	2005
	16.725873	19.265423	15.18%	157,411	2004
	10.000000	16.725873	67.26%	62,587	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.759011	20.620935	23.04%	67,538	2010
	12.663030	16.759011	32.35%	89,281	2009
	20.865728	12.663030	-39.31%	120,313	2008
	20.801965	20.865728	0.31%	150,506	2007
	18.906663	20.801965	10.02%	174,292	2006
	17.144967	18.906663	10.28%	161,693	2005
	14.660913	17.144967	16.94%	122,056	2004
	10.000000	14.660913	46.61%	77,253	2003*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.576728	14.019214	11.47%	221,195	2010
	10.174487	12.576728	23.61%	318,278	2009
	17.700324	10.174487	-42.52%	393,335	2008
	16.665074	17.700324	6.21%	351,403	2007
	14.926434	16.665074	11.65%	204,728	2006
	14.163661	14.926434	5.39%	60,219	2005
	13.134414	14.163661	7.84%	42,684	2004
	10.000000	13.134414	31.34%	41,541	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.162981	9.155055	27.81%	245,365	2010
	5.574716	7.162981	28.49%	291,315	2009
	10.000000	5.574716	-44.25%	5,477	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.376547	10.462925	0.83%	97,318	2010
	9.840303	10.376547	5.45%	92,631	2009
	10.000000	9.840303	-1.60%	7,865	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.277938	14.541335	9.52%	188	2010
	10.000000	13.277938	32.78%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.902816	13.784817	6.84%	457,805	2010
	10.000000	12.902816	29.03%	1,065	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.899269	13.505359	4.70%	224,336	2010
	10.000000	12.899269	28.99%	335,906	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.685339	15.554410	13.66%	123,332	2010
	10.837264	13.685339	26.28%	120,823	2009
	17.534316	10.837264	-38.19%	148,213	2008
	18.288651	17.534316	-4.12%	266,135	2007
	16.074599	18.288651	13.77%	201,668	2006
	15.706338	16.074599	2.34%	97,229	2005
	13.625586	15.706338	15.27%	63,641	2004
	10.000000	13.625586	36.26%	9,774	2003*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.582011	14.327947	13.88%	134,090	2010
	9.169235	12.582011	37.22%	144,606	2009
	15.613350	9.169235	-41.27%	173,229	2008
	14.954489	15.613350	4.41%	229,121	2007
	12.938136	14.954489	15.58%	242,886	2006
	11.522606	12.938136	12.28%	277,851	2005
	10.000000	11.522606	15.23%	169,008	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.339947	22.030330	13.91%	8,393	2010
	14.096740	19.339947	37.19%	20,064	2009
	23.997472	14.096740	-41.26%	34,177	2008
	22.979914	23.997472	4.43%	58,009	2007
	19.887489	22.979914	15.55%	66,774	2006
	17.709664	19.887489	12.30%	73,973	2005
	15.131768	17.709664	17.04%	89,170	2004
	10.000000	15.131768	51.32%	78,622	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.500051	2.812546	12.50%	49,614	2010
	2.008768	2.500051	24.46%	113,343	2009
	9.548648	2.008768	-78.96%	75,121	2008
	10.000000	9.548648	-4.51%	28,917	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.584328	4.038389	12.67%	24,029	2010
	2.890627	3.584328	24.00%	40,445	2009
	13.703811	2.890627	-78.91%	59,591	2008
	13.986332	13.703811	-2.02%	90,232	2007
	13.005963	13.986332	7.54%	157,869	2006
	12.950484	13.005963	0.43%	149,122	2005
	12.097975	12.950484	7.05%	153,884	2004
	10.000000	12.097975	20.98%	44,168	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.932424	14.747056	14.03%	239,332	2010
	10.263008	12.932424	26.01%	359,526	2009
	16.985768	10.263008	-39.58%	419,881	2008
	16.566871	16.985768	2.53%	380,523	2007
	14.662948	16.566871	12.98%	306,333	2006
	14.084571	14.662948	4.11%	143,511	2005
	13.107555	14.084571	7.45%	116,363	2004
	10.000000	13.107555	31.08%	70,942	2003*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.256239	20.905984	21.15%	49,388	2010
	12.805087	17.256239	34.76%	51,541	2009
	20.980438	12.805087	-38.97%	141,632	2008
	21.613466	20.980438	-2.93%	115,538	2007
	19.146339	21.613466	12.89%	100,738	2006
	17.724915	19.146339	8.02%	63,979	2005
	15.106504	17.724915	17.33%	57,170	2004
	10.000000	15.106504	51.07%	24,174	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.852457	11.685600	7.68%	27,638	2010
	10.000000	10.852457	8.52%	5,735	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.931791	11.320459	3.56%	310,864	2010
	10.000000	10.931791	9.32%	245,403	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.345457	12.775674	12.61%	5,952	2010
	8.877511	11.345457	27.80%	12,478	2009
	14.709772	8.877511	-39.65%	12,060	2008
	15.903032	14.709772	-7.50%	17,221	2007
	13.935435	15.903032	14.12%	18,338	2006
	13.450952	13.935435	3.60%	24,401	2005
	12.296362	13.450952	9.39%	24,142	2004
	10.000000	12.296362	22.96%	10,503	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.536275	15.745956	8.32%	861	2010
	11.846845	14.536275	22.70%	3,607	2009
	21.470094	11.846845	-44.82%	3,798	2008
	20.126048	21.470094	6.68%	3,885	2007
	16.005375	20.126048	25.75%	3,987	2006
	14.489276	16.005375	10.46%	4,641	2005
	12.666032	14.489276	14.39%	5,491	2004
	10.000000	12.666032	26.66%	6,339	2003*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.614505	16.191350	18.93%	3,330	2010
	8.437519	13.614505	61.36%	3,959	2009
	13.611018	8.437519	-38.01%	2,819	2008
	13.103151	13.611018	3.88%	4,091	2007
	12.622775	13.103151	3.81%	4,185	2006
	12.130370	12.622775	4.06%	10,657	2005
	11.730953	12.130370	3.40%	12,209	2004
	10.000000	11.730953	17.31%	6,661	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.526842	5.27%	17,449	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.626812	11.179657	5.20%	29,646	2010
	9.868405	10.626812	7.69%	40,224	2009
	11.194198	9.868405	-11.84%	193,283	2008
	10.807431	11.194198	3.58%	284,981	2007
	10.599662	10.807431	1.96%	147,833	2006
	10.358581	10.599662	2.33%	30,456	2005
	10.109894	10.358581	2.46%	23,640	2004
	10.000000	10.109894	1.10%	13,150	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.436694	19.919197	8.04%	2,103	2010
	14.392771	18.436694	28.10%	4,371	2009
	17.195289	14.392771	-16.30%	4,579	2008
	16.417647	17.195289	4.74%	5,298	2007
	15.049526	16.417647	9.09%	6,502	2006
	13.631514	15.049526	10.40%	8,046	2005
	12.578333	13.631514	8.37%	13,673	2004
	10.000000	12.578333	25.78%	20,950	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.793731	17.94%	14,463	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.083275	16.329136	24.81%	42,060	2010
	8.706050	13.083275	50.28%	17,304	2009*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.632195	14.021132	11.00%	348	2010
	10.666981	12.632195	18.42%	1,028	2009
	18.279472	10.666981	-41.65%	1,004	2008
	17.717215	18.279472	3.17%	955	2007
	15.390535	17.717215	15.12%	935	2006
	14.952834	15.390535	2.93%	948	2005
	13.662722	14.952834	9.44%	939	2004
	10.000000	13.662722	36.63%	935	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.088254	22.531759	24.57%	805	2010
	12.885652	18.088254	40.38%	289	2009
	20.381388	12.885652	-36.78%	288	2008
	20.402960	20.381388	-0.11%	0	2007
	18.155414	20.402960	12.38%	0	2006
	17.302381	18.155414	4.93%	0	2005
	14.766948	17.302381	17.17%	0	2004
	10.000000	14.766948	47.67%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.230506	12.650935	3.44%	16,708	2010
	11.277410	12.230506	8.45%	17,182	2009
	11.645795	11.277410	-3.16%	17,258	2008
	10.809888	11.645795	7.73%	5,358	2007
	10.813529	10.809888	-0.03%	7,028	2006
	10.819794	10.813529	-0.06%	3,695	2005
	10.391879	10.819794	4.12%	0	2004
	10.000000	10.391879	3.92%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.836504	14.382022	12.04%	0	2010
	11.076518	12.836504	15.89%	2,433	2009
	17.246416	11.076518	-35.77%	2,440	2008
	17.604714	17.246416	-2.04%	2,696	2007
	15.315119	17.604714	14.95%	2,697	2006
	14.890772	15.315119	2.85%	3,136	2005
	13.442526	14.890772	10.77%	2,746	2004
	10.000000	13.442526	34.43%	3,321	2003*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.055015	14.113318	17.07%	10,477	2010
	9.438220	12.055015	27.73%	8,872	2009
	12.705990	9.438220	-25.72%	9,765	2008
	13.234752	12.705990	-4.00%	7,324	2007
	11.186722	13.234752	18.31%	4,083	2006
	10.000000	11.186722	11.87%	331	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.047512	13.012002	8.01%	3,162	2010
	10.000000	12.047512	20.48%	3,162	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.937364	20.971090	23.82%	5,283	2010
	13.767326	16.937364	23.03%	3,490	2009
	20.252351	13.767326	-32.02%	3,410	2008
	20.719191	20.252351	-2.25%	3,120	2007
	18.403088	20.719191	12.59%	2,810	2006
	17.439945	18.403088	5.52%	2,351	2005
	14.541108	17.439945	19.94%	1,223	2004
	10.000000	14.541108	45.41%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.278689	14.965816	12.71%	16,678	2010
	10.706193	13.278689	24.03%	17,273	2009
	17.359068	10.706193	-38.33%	46,063	2008
	16.804113	17.359068	3.30%	45,524	2007
	14.822632	16.804113	13.37%	42,448	2006
	14.423465	14.822632	2.77%	11,288	2005
	13.282860	14.423465	8.59%	7,061	2004
	10.000000	13.282860	32.83%	1,707	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.367954	15.133209	13.21%	177	2010
	11.114634	13.367954	20.27%	177	2009
	16.072727	11.114634	-30.85%	1,190	2008
	15.287971	16.072727	5.13%	428	2007
	13.369024	15.287971	14.35%	119	2006
	13.048499	13.369024	2.46%	119	2005
	12.653727	13.048499	3.12%	121	2004
	10.000000	12.653727	26.54%	122	2003*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.526805	13.550665	28.73%	0	2010
	8.506413	10.526805	23.75%	0	2009
	13.892332	8.506413	-38.77%	0	2008
	15.914678	13.892332	-12.71%	0	2007
	15.622711	15.914678	1.87%	0	2006
	15.040310	15.622711	3.87%	0	2005
	13.764492	15.040310	9.27%	0	2004
	10.000000	13.764492	37.64%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.943469	14.393262	11.20%	54	2010
	11.613339	12.943469	11.45%	0	2009
	16.780832	11.613339	-30.79%	0	2008
	15.555400	16.780832	7.88%	0	2007
	13.652916	15.555400	13.93%	0	2006
	13.643002	13.652916	0.07%	0	2005
	12.944483	13.643002	5.40%	0	2004
	10.000000	12.944483	29.44%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.766909	12.537641	6.55%	8,863	2010
	9.952237	11.766909	18.23%	14,260	2009
	10.940382	9.952237	-9.03%	9,530	2008
	10.575637	10.940382	3.45%	9,657	2007
	10.341756	10.575637	2.26%	7,089	2006
	10.406737	10.341756	-0.62%	2,931	2005
	10.236130	10.406737	1.67%	2,090	2004
	10.000000	10.236130	2.36%	936	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	11.035277	12.221123	10.75%	39,309	2010
	9.047398	11.035277	21.97%	24,766	2009
	12.287101	9.047398	-26.37%	24,806	2008
	11.517879	12.287101	6.68%	24,849	2007
	10.681338	11.517879	7.83%	24,888	2006
	10.000000	10.681338	6.81%	24,527	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.930159	12.296505	12.50%	5,433	2010
	8.641028	10.930159	26.49%	0	2009
	13.068125	8.641028	-33.88%	0	2008
	12.077926	13.068125	8.20%	0	2007
	10.987647	12.077926	9.92%	0	2006
	10.000000	10.987647	9.88%	0	2005*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.677541	12.176394	14.04%	0	2010
	8.272037	10.677541	29.08%	0	2009
	13.596993	8.272037	-39.16%	0	2008
	12.440804	13.596993	9.29%	0	2007
	11.195544	12.440804	11.12%	0	2006
	10.000000	11.195544	11.96%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.324389	16.795613	17.25%	17,091	2010
	9.864477	14.324389	45.21%	18,132	2009
	21.987615	9.864477	-55.14%	18,829	2008
	15.343753	21.987615	43.30%	14,761	2007
	13.370886	15.343753	14.75%	8,572	2006
	10.000000	13.370886	33.71%	2,166	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.169727	14.892313	13.08%	31,339	2010
	10.304503	13.169727	27.81%	32,451	2009
	18.312401	10.304503	-43.73%	34,576	2008
	18.377949	18.312401	-0.36%	41,770	2007
	15.572455	18.377949	18.02%	31,070	2006
	14.989922	15.572455	3.89%	14,143	2005
	13.695185	14.989922	9.45%	4,674	2004
	10.000000	13.695185	36.95%	1,647	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.437567	15.159132	21.88%	2,179	2010
	9.877541	12.437567	25.92%	3,092	2009
	19.051446	9.877541	-48.15%	3,365	2008
	15.287281	19.051446	24.62%	11,606	2007
	14.577120	15.287281	4.87%	2,984	2006
	14.040855	14.577120	3.82%	2,639	2005
	13.837109	14.040855	1.47%	1,942	2004
	10.000000	13.837109	38.37%	1,524	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.986646	12.685157	5.83%	35,034	2010
	10.549582	11.986646	13.62%	68,703	2009
	11.105543	10.549582	-5.01%	60,996	2008
	10.844196	11.105543	2.41%	73,020	2007
	10.582306	10.844196	2.47%	45,913	2006
	10.553929	10.582306	0.27%	9,526	2005
	10.294225	10.553929	2.52%	5,097	2004
	10.000000	10.294225	2.94%	437	2003*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.930292	26.480213	26.52%	40,863	2010
	15.220205	20.930292	37.52%	44,377	2009
	25.612307	15.220205	-40.57%	42,551	2008
	22.569273	25.612307	13.48%	42,508	2007
	20.404472	22.569273	10.61%	38,458	2006
	17.569807	20.404472	16.13%	17,955	2005
	14.323670	17.569807	22.66%	8,793	2004
	10.000000	14.323670	43.24%	735	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.609024	19.550492	11.03%	0	2010
	14.177893	17.609024	24.20%	0	2009
	25.711757	14.177893	-44.86%	0	2008
	22.324984	25.711757	15.17%	0	2007
	19.263360	22.324984	15.89%	0	2006
	16.480203	19.263360	16.89%	0	2005
	14.780296	16.480203	11.50%	0	2004
	10.000000	14.780296	47.80%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.770717	13.068080	11.02%	7,100	2010
	9.478707	11.770717	24.18%	8,295	2009
	17.185339	9.478707	-44.84%	7,654	2008
	14.920770	17.185339	15.18%	9,778	2007
	12.870128	14.920770	15.93%	5,082	2006
	11.014450	12.870128	16.85%	215	2005
	10.000000	11.014450	10.14%	135	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.476816	20.483684	24.32%	1,150	2010
	10.655087	16.476816	54.64%	410	2009
	22.229288	10.655087	-52.07%	410	2008
	21.426839	22.229288	3.75%	410	2007
	18.769584	21.426839	14.16%	410	2006
	18.621989	18.769584	0.79%	410	2005
	16.624081	18.621989	12.02%	0	2004
	10.000000	16.624081	66.24%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.462580	11.599971	10.87%	28,859	2010
	7.841436	10.462580	33.43%	30,290	2009
	11.328748	7.841436	-30.78%	31,073	2008
	11.097057	11.328748	2.09%	26,666	2007
	10.000000	11.097057	10.97%	10,913	2006*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.376801	15.880295	18.72%	10,587	2010
	11.584978	13.376801	15.47%	15,906	2009
	16.150306	11.584978	-28.27%	15,826	2008
	16.867731	16.150306	-4.25%	16,934	2007
	14.635223	16.867731	15.25%	19,779	2006
	14.379808	14.635223	1.78%	16,049	2005
	13.165549	14.379808	9.22%	8,308	2004
	10.000000	13.165549	31.66%	4,613	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.369292	21.915273	26.17%	11,398	2010
	13.666982	17.369292	27.09%	20,156	2009
	20.736007	13.666982	-34.09%	9,723	2008
	21.588889	20.736007	-3.95%	7,557	2007
	18.754252	21.588889	15.11%	14,023	2006
	17.522146	18.754252	7.03%	4,839	2005
	14.389863	17.522146	21.77%	847	2004
	10.000000	14.389863	43.90%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.439583	9.156174	8.49%	0	2010
	6.584786	8.439583	28.17%	0	2009
	10.000000	6.584786	-34.15%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.005290	18.507729	15.64%	3,864	2010
	9.421905	16.005290	69.87%	3,938	2009
	20.232033	9.421905	-53.43%	4,387	2008
	15.977560	20.232033	26.63%	4,596	2007
	12.668305	15.977560	26.12%	3,041	2006
	10.000000	12.668305	26.68%	579	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.674542	19.920770	6.67%	0	2010
	13.848383	18.674542	34.85%	0	2009
	23.605325	13.848383	-41.33%	0	2008
	20.779294	23.605325	13.60%	0	2007
	17.387393	20.779294	19.51%	0	2006
	16.038366	17.387393	8.41%	0	2005
	13.751167	16.038366	16.63%	0	2004
	10.000000	13.751167	37.51%	0	2003*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.400201	14.294469	6.67%	18,572	2010
	9.925906	13.400201	35.00%	21,781	2009
	16.923267	9.925906	-41.35%	58,933	2008
	14.898644	16.923267	13.59%	50,718	2007
	12.465022	14.898644	19.52%	33,978	2006
	11.501699	12.465022	8.38%	5,632	2005
	10.000000	11.501699	15.02%	924	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.474584	16.291166	12.55%	22,595	2010
	12.393923	14.474584	16.79%	21,863	2009
	11.859368	12.393923	4.51%	21,593	2008
	10.855571	11.859368	9.25%	14,019	2007
	9.776034	10.855571	11.04%	3,314	2006
	10.000000	9.776034	-2.24%	475	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.308590	3.09%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.283324	12.83%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.474370	13.007749	13.36%	0	2010
	9.659638	11.474370	18.79%	830	2009
	17.110586	9.659638	-43.55%	830	2008
	15.564192	17.110586	9.94%	830	2007
	14.913148	15.564192	4.37%	2,049	2006
	13.957607	14.913148	6.85%	2,050	2005
	13.339769	13.957607	4.63%	1,456	2004
	10.000000	13.339769	33.40%	830	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.377470	17.926745	16.58%	1,077	2010
	11.006045	15.377470	39.72%	1,164	2009
	21.155812	11.006045	-47.98%	1,179	2008
	19.450049	21.155812	8.77%	791	2007
	17.001606	19.450049	14.40%	876	2006
	15.812072	17.001606	7.52%	134	2005
	13.940527	15.812072	13.43%	0	2004
	10.000000	13.940527	39.41%	0	2003*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.837444	12.658677	6.94%	3,220	2010
	10.000000	11.837444	18.37%	3,220	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.651559	16.651767	6.39%	0	2010
	12.665775	15.651559	23.57%	275	2009
	15.334560	12.665775	-17.40%	287	2008
	14.131476	15.334560	8.51%	366	2007
	13.006046	14.131476	8.65%	359	2006
	12.276441	13.006046	5.94%	349	2005
	11.520606	12.276441	6.56%	343	2004
	10.000000	11.520606	15.21%	334	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.198945	19.068241	4.78%	6,167	2010
	12.666338	18.198945	43.68%	5,405	2009
	23.114947	12.666338	-45.20%	3,860	2008
	17.193769	23.114947	34.44%	2,301	2007
	16.012813	17.193769	7.38%	122	2006
	14.457079	16.012813	10.76%	122	2005
	12.454292	14.457079	16.08%	122	2004
	10.000000	12.454292	24.54%	122	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.232274	12.32%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.272944	27.402796	23.03%	9,825	2010
	12.640127	22.272944	76.21%	15,931	2009
	26.880547	12.640127	-52.98%	17,759	2008
	21.331427	26.880547	26.01%	13,552	2007
	14.776907	21.331427	44.36%	5,972	2006
	11.374522	14.776907	29.91%	0	2005
	10.000000	11.374522	13.75%	0	2004*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.839634	40.399054	23.02%	0	2010
	18.636894	32.839634	76.21%	0	2009
	39.649038	18.636894	-53.00%	0	2008
	31.552508	39.649038	44.29%	0	2007
	21.815277	31.552508	44.63%	0	2006
	16.802152	21.815277	29.84%	0	2005
	14.386862	16.802152	16.79%	0	2004
	10.000000	14.386862	43.87%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.580329	14.987025	10.36%	0	2010
	9.922038	13.580329	36.87%	0	2009
	16.000722	9.922038	-37.99%	0	2008
	14.647444	16.000722	9.24%	665	2007
	13.871721	14.647444	5.59%	665	2006
	13.524972	13.871721	2.56%	958	2005
	12.611711	13.524972	7.24%	293	2004
	10.000000	12.611711	26.12%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.524850	16.990082	9.44%	13,439	2010
	12.884544	15.524850	20.49%	30,617	2009
	19.469028	12.884544	-33.82%	4,162	2008
	18.390788	19.469028	5.86%	4,303	2007
	15.508758	18.390788	18.58%	6,867	2006
	14.802915	15.508758	4.77%	473	2005
	13.101256	14.802915	12.99%	270	2004
	10.000000	13.101256	31.01%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.728047	7.28%	2,033	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.993690	10.353523	3.60%	6,421	2010
	8.961825	9.993690	11.51%	22,381	2009
	10.520337	8.961825	-14.81%	46,879	2008
	10.205378	10.520337	3.09%	54,106	2007
	9.952665	10.205378	2.54%	33,975	2006
	9.970148	9.952665	-0.18%	337	2005
	10.053922	9.970148	-0.83%	54	2004
	10.000000	10.053922	0.54%	54	2003*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.126711	13.096010	17.70%	1,144	2010
	9.211628	11.126711	20.79%	1,178	2009
	15.467086	9.211628	-40.44%	1,178	2008
	15.639468	15.467086	-1.10%	1,218	2007
	15.100041	15.639468	3.57%	1,218	2006
	14.912765	15.100041	1.26%	644	2005
	13.546314	14.912765	10.09%	0	2004
	10.000000	13.546314	35.46%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.099765	15.836435	20.89%	5,659	2010
	10.129439	13.099765	29.32%	4,206	2009
	16.999583	10.129439	-40.41%	4,216	2008
	16.055160	16.999583	5.88%	58,712	2007
	14.349244	16.055160	11.89%	46,026	2006
	13.646139	14.349244	5.15%	1,693	2005
	12.242250	13.646139	11.47%	0	2004
	10.000000	12.242250	22.42%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.417195	13.825581	11.34%	32,114	2010
	10.000000	12.417195	24.17%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.153218	10.089236	10.23%	165,292	2010
	7.537242	9.153218	21.44%	164,751	2009
	10.907812	7.537242	-30.90%	150,675	2008
	10.444700	10.907812	4.43%	170,739	2007
	10.000000	10.444700	4.45%	88,298	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.339936	10.783999	4.29%	23,152	2010
	9.369657	10.339936	10.36%	18,908	2009
	10.565011	9.369657	-11.31%	9,434	2008
	10.426790	10.565011	1.33%	7,127	2007
	10.000000	10.426790	4.27%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.154988	11.121844	9.52%	17,784	2010
	7.288016	10.154988	39.34%	19,032	2009
	12.070327	7.288016	-39.62%	15,672	2008
	10.726774	12.070327	12.53%	16,828	2007
	10.000000	10.726774	7.27%	4,371	2006*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.462921	9.842687	16.30%	34,510	2010
	6.197142	8.462921	36.56%	26,394	2009
	11.289658	6.197142	-45.11%	28,591	2008
	10.254148	11.289658	10.10%	26,597	2007
	10.000000	10.254148	2.54%	14,539	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.669690	8.375360	9.20%	14,226	2010
	5.964017	7.669690	28.60%	13,011	2009
	9.786217	5.964017	-39.06%	1,442	2008
	10.000000	9.786217	-2.14%	985	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.627741	16.287204	11.34%	256	2010
	10.181901	14.627741	43.66%	1,151	2009
	14.369521	10.181901	-29.14%	1,152	2008
	14.160558	14.369521	1.48%	1,245	2007
	13.010580	14.160558	8.84%	1,298	2006
	12.914147	13.010580	0.75%	1,349	2005
	11.920518	12.914147	8.34%	258	2004
	10.000000	11.920518	19.21%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.717100	13.047033	11.35%	6,040	2010
	8.151351	11.717100	43.74%	17,336	2009
	11.521221	8.151351	-29.25%	4,842	2008
	11.349994	11.521221	1.51%	5,623	2007
	10.428702	11.349994	8.83%	8,080	2006
	10.000000	10.428702	4.29%	1,856	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.674674	8.713869	13.54%	1,752	2010
	5.098914	7.674674	50.52%	2,031	2009
	10.000000	5.098914	-49.01%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.892510	9.596199	21.59%	17,721	2010
	6.110181	7.892510	29.17%	60,113	2009
	10.000000	6.110181	-38.90%	73,947	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.065347	9.123333	13.12%	0	2010
	6.344226	8.065347	27.13%	0	2009
	10.000000	6.344226	-36.56%	0	2008*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.318454	10.123577	8.64%	30,809	2010
	7.903416	9.318454	17.90%	7,427	2009
	10.000000	7.903416	-20.97%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.775630	9.705119	10.59%	69,067	2010
	7.182694	8.775630	22.18%	0	2009
	10.000000	7.182694	-28.17%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.066259	10.578841	5.09%	0	2010
	9.051407	10.066259	11.21%	0	2009
	10.000000	9.051407	-9.49%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.047478	9.915082	9.59%	156,261	2010
	7.539794	9.047478	20.00%	0	2009
	10.000000	7.539794	-24.60%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.494974	9.471826	11.50%	0	2010
	6.820361	8.494974	24.55%	0	2009
	10.000000	6.820361	-31.80%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.591116	10.290272	7.29%	13,362	2010
	8.282650	9.591116	15.80%	13,476	2009
	10.000000	8.282650	-17.17%	7,441	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.489872	11.021687	5.07%	8,331	2010
	9.817027	10.489872	6.85%	24,462	2009
	10.000000	9.817027	-1.83%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.254404	11.972943	6.38%	630	2010
	9.822838	11.254404	14.57%	1,965	2009
	10.000000	9.822838	-1.77%	0	2008*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	32.771708	37.379243	14.06%	0	2010
	20.421084	32.771708	60.48%	0	2009
	49.331720	20.421084	-58.60%	0	2008
	34.532168	49.331720	42.86%	0	2007
	25.743289	34.532168	34.14%	0	2006
	19.769023	25.743289	30.22%	0	2005
	16.681255	19.769023	18.51%	0	2004
	10.000000	16.681255	66.81%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.570955	22.317889	14.04%	9,705	2010
	12.195283	19.570955	60.48%	11,015	2009
	29.414021	12.195283	-58.54%	10,196	2008
	20.553200	29.414021	43.11%	11,627	2007
	15.295088	20.553200	34.38%	6,154	2006
	11.731602	15.295088	30.38%	3,211	2005
	10.000000	11.731602	17.32%	1,243	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.924444	12.294754	3.11%	29,409	2010
	11.801052	11.924444	1.05%	57,350	2009
	11.133461	11.801052	6.00%	87,428	2008
	10.559563	11.133461	5.43%	63,792	2007
	10.383839	10.559563	1.69%	41,775	2006
	10.218714	10.383839	1.62%	4,390	2005
	10.056798	10.218714	1.61%	1,723	2004
	10.000000	10.056798	0.57%	1,369	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.940738	7.717855	11.20%	4,167	2010
	5.448853	6.940738	27.38%	5,493	2009
	10.000000	5.448853	-45.51%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.272622	8.742609	5.68%	0	2010
	6.536956	8.272622	26.55%	0	2009
	11.673690	6.536956	-44.00%	0	2008
	10.846210	11.673690	7.63%	2,094	2007
	10.000000	10.846210	8.46%	0	2006*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.255212	17.207273	12.80%	11,797	2010
	12.187565	15.255212	25.17%	8,728	2009
	19.611669	12.187565	-37.86%	8,784	2008
	18.811454	19.611669	4.25%	10,483	2007
	16.357271	18.811454	15.00%	8,554	2006
	15.400938	16.357271	6.21%	66	2005
	13.726044	15.400938	12.20%	438	2004
	10.000000	13.726044	37.26%	440	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.515622	12.443560	8.06%	0	2010
	10.000000	11.515622	15.16%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.073858	13.310100	10.24%	5,483	2010
	10.000000	12.073858	20.74%	482	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.085834	12.593285	4.20%	17,872	2010
	11.259468	12.085834	7.34%	5,481	2009
	12.175906	11.259468	-7.53%	5,529	2008
	11.743052	12.175906	3.69%	0	2007
	11.240596	11.743052	4.47%	0	2006
	11.057226	11.240596	1.66%	0	2005
	10.737468	11.057226	2.98%	0	2004
	10.000000	10.737468	7.37%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.779143	15.038547	9.14%	142,069	2010
	11.754010	13.779143	17.23%	72,892	2009
	15.552908	11.754010	-24.43%	98,980	2008
	14.960495	15.552908	3.96%	108,590	2007
	13.653042	14.960495	9.58%	111,213	2006
	13.170541	13.653042	3.66%	36,474	2005
	12.219426	13.170541	7.78%	12,465	2004
	10.000000	12.219426	22.19%	9,180	2003*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.759653	16.387640	11.03%	143,971	2010
	12.058324	14.759653	22.40%	130,390	2009
	17.861621	12.058324	-32.49%	126,535	2008
	17.101815	17.861621	4.44%	138,240	2007
	15.172866	17.101815	12.71%	53,209	2006
	14.400446	15.172866	5.36%	29,067	2005
	13.055735	14.400446	10.30%	17,993	2004
	10.000000	13.055735	30.56%	1,376	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.003655	13.885416	6.78%	34,715	2010
	11.535373	13.003655	12.73%	36,961	2009
	13.798951	11.535373	-16.40%	41,367	2008
	13.248273	13.798951	4.16%	45,046	2007
	12.417219	13.248273	6.69%	27,253	2006
	12.076800	12.417219	2.82%	4,728	2005
	11.453215	12.076800	5.44%	4,894	2004
	10.000000	11.453215	14.53%	1,448	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.314144	21.501436	24.18%	3,477	2010
	12.866511	17.314144	34.57%	6,910	2009
	20.580401	12.866511	-37.48%	7,266	2008
	19.446772	20.580401	5.83%	8,994	2007
	17.983657	19.446772	8.14%	8,034	2006
	16.302727	17.983657	10.31%	4,251	2005
	14.315619	16.302727	13.88%	4,046	2004
	10.000000	14.315619	43.16%	3,935	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.410549	10.243993	-1.60%	71,159	2010
	10.575386	10.410549	-1.56%	32,507	2009
	10.531068	10.575386	0.42%	76,635	2008
	10.213733	10.531068	3.11%	87,973	2007
	9.929517	10.213733	2.86%	74,644	2006
	9.828303	9.929517	1.03%	24,801	2005
	9.907723	9.828303	-0.80%	669	2004
	10.000000	9.907723	-0.92%	1,168	2003*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.168368	13.241444	8.82%	15,365	2010
	9.942246	12.168368	22.39%	12,692	2009
	12.216298	9.942246	-18.61%	10,086	2008
	11.867168	12.216298	2.94%	11,894	2007
	11.503052	11.867168	3.17%	7,256	2006
	11.440175	11.503052	0.55%	3,743	2005
	10.913127	11.440175	4.83%	548	2004
	10.000000	10.913127	9.13%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.114390	9.086965	11.99%	24,241	2010
	6.058679	8.114390	33.93%	56,914	2009
	10.000000	6.058679	-39.41%	63,872	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.592263	15.205367	4.20%	0	2010
	11.450634	14.592263	27.44%	0	2009
	21.743316	11.450634	-47.34%	0	2008
	21.516083	21.743316	1.06%	0	2007
	17.863159	21.516083	20.45%	0	2006
	16.238833	17.863159	10.00%	0	2005
	13.752384	16.238833	18.08%	0	2004
	10.000000	13.752384	37.52%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.306722	10.735276	4.16%	9,600	2010
	8.088797	10.306722	27.42%	6,520	2009
	15.351794	8.088797	-47.31%	27,051	2008
	15.192857	15.351794	1.05%	36,987	2007
	12.613064	15.192857	20.45%	25,072	2006
	11.464644	12.613064	10.02%	771	2005
	10.000000	11.464644	14.65%	100	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.009068	9.091405	13.51%	27,899	2010
	6.292346	8.009068	27.28%	38,996	2009
	10.000000	6.292346	-37.08%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.874053	8.735710	10.94%	5,321	2010
	6.280491	7.874053	25.37%	2,852	2009
	10.000000	6.280491	-37.20%	0	2008*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.733736	9.624361	24.45%	19,232	2010
	6.202867	7.733736	24.68%	36,023	2009
	10.000000	6.202867	-37.97%	23,306	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.582814	10.103648	17.72%	16,706	2010
	6.685366	8.582814	28.38%	34,054	2009
	10.000000	6.685366	-33.15%	47,293	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.665889	14.361230	23.10%	5,582	2010
	9.321418	11.665889	25.15%	6,528	2009
	17.719173	9.321418	-47.39%	5,295	2008
	16.446395	17.719173	7.74%	4,898	2007
	16.228647	16.446395	1.34%	1,891	2006
	15.307615	16.228647	6.02%	261	2005
	13.746313	15.307615	11.36%	37	2004
	10.000000	13.746313	37.46%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.891763	21.022225	24.45%	3,231	2010
	13.639292	16.891763	23.85%	3,528	2009
	20.474906	13.639292	-33.39%	3,759	2008
	22.431312	20.474906	-8.72%	3,808	2007
	19.466836	22.431312	15.23%	2,307	2006
	19.247126	19.466836	1.14%	828	2005
	16.718464	19.247126	15.12%	424	2004
	10.000000	16.718464	67.18%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.700576	20.538617	22.98%	6,953	2010
	12.625283	16.700576	32.28%	8,167	2009
	20.814123	12.625283	-39.34%	10,402	2008
	20.761119	20.814123	0.26%	11,608	2007
	18.879084	20.761119	9.97%	16,267	2006
	17.128629	18.879084	10.22%	7,545	2005
	14.654395	17.128629	16.88%	3,980	2004
	10.000000	14.654395	46.54%	0	2003*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.532874	13.963239	11.41%	17,515	2010
	10.144166	12.532874	23.55%	44,688	2009
	17.656561	10.144166	-42.55%	56,574	2008
	16.632365	17.656561	6.16%	52,891	2007
	14.904674	16.632365	11.59%	41,666	2006
	14.150175	14.904674	5.33%	7,773	2005
	13.128576	14.150175	7.78%	1,635	2004
	10.000000	13.128576	31.29%	1,625	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.156887	9.142631	27.75%	30,767	2010
	5.572806	7.156887	28.43%	29,688	2009
	10.000000	5.572806	-44.27%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.367761	10.448755	0.78%	16,682	2010
	9.836967	10.367761	5.40%	17,152	2009
	10.000000	9.836967	-1.63%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.273442	14.529046	9.46%	0	2010
	10.000000	13.273442	32.73%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.898447	13.773149	6.78%	127,293	2010
	10.000000	12.898447	28.98%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.894893	13.493927	4.65%	14,140	2010
	10.000000	12.894893	28.95%	43,357	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.637622	15.492312	13.60%	6,609	2010
	10.804956	13.637622	26.22%	9,075	2009
	17.490950	10.804956	-38.23%	11,803	2008
	18.252744	17.490950	-4.17%	32,738	2007
	16.051165	18.252744	13.72%	30,046	2006
	15.691383	16.051165	2.29%	5,363	2005
	13.619525	15.691383	15.21%	296	2004
	10.000000	13.619525	36.20%	316	2003*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.545889	14.279575	13.82%	30,645	2010
	9.147556	12.545889	37.15%	33,242	2009
	15.584368	9.147556	-41.30%	34,163	2008
	14.934359	15.584368	4.35%	37,164	2007
	12.927265	14.934359	15.53%	40,752	2006
	11.518744	12.927265	12.23%	26,692	2005
	10.000000	11.518744	15.19%	9,948	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.272506	21.942382	13.85%	0	2010
	14.054712	19.272506	37.12%	0	2009
	23.938117	14.054712	-41.29%	0	2008
	22.934794	23.938117	4.37%	0	2007
	19.858496	22.934794	15.49%	0	2006
	17.692814	19.858496	12.24%	0	2005
	15.125050	17.692814	16.98%	0	2004
	10.000000	15.125050	51.25%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.496669	2.807313	12.44%	3,394	2010
	2.007061	2.496669	24.39%	3,005	2009
	9.545409	2.007061	-78.97%	3,223	2008
	10.000000	9.545409	-4.55%	3,100	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.571828	4.022269	12.61%	4,090	2010
	2.882007	3.571828	23.94%	4,388	2009
	13.669891	2.882007	-78.92%	4,858	2008
	13.958843	13.669891	-2.07%	5,036	2007
	12.986985	13.958843	7.48%	3,299	2006
	12.938142	12.986985	0.38%	1,138	2005
	12.092593	12.938142	6.99%	953	2004
	10.000000	12.092593	20.93%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.887321	14.688167	13.97%	15,395	2010
	10.232409	12.887321	25.95%	39,664	2009
	16.943761	10.232409	-39.61%	45,560	2008
	16.534344	16.943761	2.48%	45,001	2007
	14.641582	16.534344	12.93%	41,349	2006
	14.071167	14.641582	4.05%	4,539	2005
	13.101729	14.071167	7.40%	2,995	2004
	10.000000	13.101729	31.02%	1,143	2003*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.196075	20.822521	21.09%	21,959	2010
	12.766925	17.196075	34.69%	21,917	2009
	20.928584	12.766925	-39.00%	33,066	2008
	21.571062	20.928584	-2.98%	28,650	2007
	19.118454	21.571062	12.83%	14,537	2006
	17.708055	19.118454	7.96%	2,030	2005
	15.099793	17.708055	17.27%	602	2004
	10.000000	15.099793	51.00%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.848770	11.675695	7.62%	329	2010
	10.000000	10.848770	8.49%	329	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.928078	11.310867	3.50%	26,097	2010
	10.000000	10.928078	9.28%	23,023	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.307063	12.725984	12.55%	200	2010
	8.851975	11.307063	27.73%	197	2009
	14.674939	8.851975	-39.68%	199	2008
	15.873489	14.674939	-7.55%	321	2007
	13.916589	15.873489	14.06%	311	2006
	13.439563	13.916589	3.55%	313	2005
	12.292191	13.439563	9.33%	177	2004
	10.000000	12.292191	22.92%	177	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.487090	15.684717	8.27%	0	2010
	11.812774	14.487090	22.64%	0	2009
	21.419267	11.812774	-44.85%	0	2008
	20.088657	21.419267	6.62%	0	2007
	15.983722	20.088657	25.68%	0	2006
	14.477008	15.983722	10.41%	0	2005
	12.661737	14.477008	14.34%	0	2004
	10.000000	12.661737	26.62%	0	2003*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.568489	16.128426	18.87%	0	2010
	8.413264	13.568489	61.27%	0	2009
	13.578796	8.413264	-38.04%	0	2008
	13.078796	13.578796	3.82%	0	2007
	12.605700	13.078796	3.75%	0	2006
	12.120096	12.605700	4.01%	0	2005
	11.726971	12.120096	3.35%	0	2004
	10.000000	11.726971	17.27%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.523301	5.23%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.590879	11.136196	5.15%	0	2010
	9.840028	10.590879	7.63%	0	2009
	11.167683	9.840028	-11.89%	27,523	2008
	10.787340	11.167683	3.53%	44,374	2007
	10.585324	10.787340	1.91%	27,080	2006
	10.349803	10.585324	2.28%	621	2005
	10.106459	10.349803	2.41%	0	2004
	10.000000	10.106459	1.06%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.371286	19.838457	7.99%	0	2010
	14.348989	18.371286	28.03%	0	2009
	17.151690	14.348989	-16.34%	0	2008
	16.384383	17.151690	4.68%	0	2007
	15.026650	16.384383	9.04%	0	2006
	13.617677	15.026650	10.35%	0	2005
	12.571945	13.617677	8.32%	0	2004
	10.000000	12.571945	25.72%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.789747	17.90%	1,691	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.049273	16.278442	24.75%	1,070	2010
	8.687827	13.049273	50.20%	1,184	2009*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.588102	13.965093	10.94%	4,525	2010
	10.635157	12.588102	18.36%	14,927	2009
	18.234239	10.635157	-41.67%	17,642	2008
	17.682415	18.234239	3.12%	22,116	2007
	15.368090	17.682415	15.06%	23,691	2006
	14.938595	15.368090	2.88%	26,448	2005
	13.656648	14.938595	9.39%	29,069	2004
	10.000000	13.656648	36.57%	13,538	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.025144	22.441763	24.50%	60,097	2010
	12.847226	18.025144	40.30%	37,390	2009
	20.330966	12.847226	-36.81%	32,253	2008
	20.362893	20.330966	-0.16%	3,782	2007
	18.128936	20.362893	12.32%	3,754	2006
	17.285895	18.128936	4.88%	4,435	2005
	14.760375	17.285895	17.11%	5,484	2004
	10.000000	14.760375	47.60%	1,843	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.187068	12.599605	3.39%	217,405	2010
	11.243069	12.187068	8.40%	300,495	2009
	11.616236	11.243069	-3.21%	143,280	2008
	10.787966	11.616236	7.68%	127,912	2007
	10.797069	10.787966	-0.08%	147,467	2006
	10.808802	10.797069	-0.11%	159,775	2005
	10.386599	10.808802	4.06%	90,036	2004
	10.000000	10.386599	3.87%	12,607	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.791734	14.324589	11.98%	2,700	2010
	11.043504	12.791734	15.83%	4,111	2009
	17.203758	11.043504	-35.81%	6,714	2008
	17.570143	17.203758	-2.09%	8,318	2007
	15.292793	17.570143	14.89%	8,775	2006
	14.876592	15.292793	2.80%	11,215	2005
	13.436555	14.876592	10.72%	13,476	2004
	10.000000	13.436555	34.37%	12,720	2003*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.026450	14.072724	17.01%	21,311	2010
	9.420649	12.026450	27.66%	23,571	2009
	12.688800	9.420649	-25.76%	84,352	2008
	13.223600	12.688800	-4.04%	47,522	2007
	11.182961	13.223600	18.25%	20,029	2006
	10.000000	11.182961	11.83%	10,423	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.043434	13.000998	7.95%	33,705	2010
	10.000000	12.043434	20.43%	21,056	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.878256	20.887287	23.75%	20,767	2010
	13.726260	16.878256	22.96%	27,628	2009
	20.202242	13.726260	-32.06%	93,681	2008
	20.678506	20.202242	-2.30%	39,032	2007
	18.376258	20.678506	12.53%	52,757	2006
	17.423346	18.376258	5.47%	51,657	2005
	14.534647	17.423346	19.87%	46,388	2004
	10.000000	14.534647	45.35%	20,482	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.232351	14.906019	12.65%	108,590	2010
	10.674260	13.232351	23.97%	134,161	2009
	17.316115	10.674260	-38.36%	146,749	2008
	16.771098	17.316115	3.25%	181,326	2007
	14.801006	16.771098	13.31%	195,335	2006
	14.409719	14.801006	2.72%	181,604	2005
	13.276956	14.409719	8.53%	159,889	2004
	10.000000	13.276956	32.77%	41,979	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.321316	15.072767	13.15%	18,990	2010
	11.081494	13.321316	20.21%	20,969	2009
	16.032965	11.081494	-30.88%	69,496	2008
	15.257937	16.032965	5.08%	38,865	2007
	13.349526	15.257937	14.30%	49,024	2006
	13.036073	13.349526	2.40%	61,291	2005
	12.648103	13.036073	3.07%	46,811	2004
	10.000000	12.648103	26.48%	12,001	2003*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.490067	13.496524	28.66%	758	2010
	8.481035	10.490067	23.69%	1,719	2009
	13.857955	8.481035	-38.80%	2,499	2008
	15.883417	13.857955	-12.75%	2,923	2007
	15.599935	15.883417	1.82%	3,246	2006
	15.025992	15.599935	3.82%	3,627	2005
	13.758382	15.025992	9.21%	3.557	2004
	10.000000	13.758382	37.58%	1,569	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.898309	14.335746	11.14%	1,571	2010
	11.578706	12.898309	11.40%	733	2009
	16.739323	11.578706	-30.83%	1,557	2008
	15.524848	16.739323	7.82%	1,713	2007
	13.632999	15.524848	13.88%	1,750	2006
	13.630001	13.632999	0.02%	1,788	2005
	12.938731	13.630001	5.34%	1,828	2004
	10.000000	12.938731	29.39%	474	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.725828	12.487507	6.50%	159,501	2010
	9.922522	11.725828	18.17%	189,163	2009
	10.913274	9.922522	-9.08%	107,709	2008
	10.554827	10.913274	3.40%	113,029	2007
	10.326635	10.554827	2.21%	91,753	2006
	10.396791	10.326635	-0.67%	98,916	2005
	10.231557	10.396791	1.61%	78,008	2004
	10.000000	10.231557	2.32%	48,979	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	11.009109	12.185958	10.69%	53,142	2010
	9.030532	11.009109	21.91%	54,338	2009
	12.270447	9.030532	-26.40%	39,071	2008
	11.508159	12.270447	6.62%	22,559	2007
	10.677738	11.508159	7.78%	27,934	2006
	10.000000	10.677738	6.78%	5,817	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.904247	12.261133	12.44%	78,219	2010
	8.624928	10.904247	26.43%	80,142	2009
	13.050422	8.624928	-33.91%	26,917	2008
	12.067730	13.050422	8.14%	20,503	2007
	10.983946	12.067730	9.87%	14,844	2006
	10.000000	10.983946	9.84%	2,352	2005*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.652237	12.141367	13.98%	46,960	2010
	8.256627	10.652237	29.01%	35,023	2009
	13.578595	8.256627	-39.19%	34,044	2008
	12.430320	13.578595	9.24%	10,992	2007
	11.191771	12.430320	11.07%	11,176	2006
	10.000000	11.191771	11.92%	9,973	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.290426	16.747282	17.19%	46,869	2010
	9.846095	14.290426	45.14%	72,853	2009
	21.957844	9.846095	-55.16%	121,900	2008
	15.330811	21.957844	43.23%	122,567	2007
	13.366391	15.330811	14.70%	63,202	2006
	10.000000	13.366391	33.66%	24,515	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.123762	14.832803	13.02%	116,772	2010
	10.273769	13.123762	27.74%	149,967	2009
	18.267085	10.273769	-43.76%	176,470	2008
	18.341851	18.267085	-0.41%	216,110	2007
	15.549744	18.341851	17.96%	263,983	2006
	14.975649	15.549744	3.83%	228,971	2005
	13.689096	14.975649	9.40%	177,047	2004
	10.000000	13.689096	36.89%	87,478	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.394179	15.098585	21.82%	84,668	2010
	9.848087	12.394179	25.85%	71,042	2009
	19.004321	9.848087	-48.18%	78,195	2008
	15.257253	19.004321	24.56%	170,405	2007
	14.555865	15.257253	4.82%	115,518	2006
	14.027481	14.555865	3.77%	108,767	2005
	13.830954	14.027481	1.42%	108,253	2004
	10.000000	13.830954	38.31%	37,263	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.944844	12.634498	5.77%	256,634	2010
	10.518145	11.944844	13.56%	329,034	2009
	11.078071	10.518145	-5.05%	251,619	2008
	10.822894	11.078071	2.36%	238,956	2007
	10.566867	10.822894	2.42%	151,274	2006
	10.543870	10.566867	0.22%	123,650	2005
	10.289636	10.543870	2.47%	78,187	2004
	10.000000	10.289636	2.90%	16,612	2003*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.857274	26.374436	26.45%	218,661	2010
	15.174819	20.857274	37.45%	202,681	2009
	25.548950	15.174819	-40.60%	229,747	2008
	22.524947	25.548950	13.43%	260,418	2007
	20.374726	22.524947	10.55%	257,129	2006
	17.553083	20.374726	16.07%	191,079	2005
	14.317299	17.553083	22.60%	120,722	2004
	10.000000	14.317299	43.17%	11,573	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.547585	19.472396	10.97%	4,030	2010
	14.135600	17.547585	24.14%	7,035	2009
	25.648120	14.135600	-44.89%	11,041	2008
	22.281112	25.648120	15.11%	12,647	2007
	19.235244	22.281112	15.83%	12,920	2006
	16.464488	19.235244	16.83%	13,616	2005
	14.773707	16.464488	11.44%	14,621	2004
	10.000000	14.773707	47.74%	4,313	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.736903	13.023929	10.97%	27,449	2010
	9.456278	11.736903	24.12%	34,742	2009
	17.153400	9.456278	-44.87%	46,698	2008
	14.900646	17.153400	15.12%	102,565	2007
	12.859292	14.900646	15.87%	105,784	2006
	11.010757	12.859292	16.79%	43,745	2005
	10.000000	11.010757	10.11%	26,228	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.419302	20.401827	24.26%	28,094	2010
	10.623298	16.419302	54.56%	35,020	2009
	22.174284	10.623298	-52.09%	37,992	2008
	21.384742	22.174284	3.69%	48,384	2007
	18.742199	21.384742	14.10%	52,144	2006
	18.604251	18.742199	0.74%	56,412	2005
	16.616684	18.604251	11.96%	48,257	2004
	10.000000	16.616684	66.17%	11,209	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.443102	11.572490	10.81%	212,383	2010
	7.830809	10.443102	33.36%	272,509	2009
	11.319149	7.830809	-30.82%	323,625	2008
	11.093323	11.319149	2.04%	204,036	2007
	10.000000	11.093323	10.93%	64,448	2006*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.330123	15.816861	18.66%	92,914	2010
	11.550423	13.330123	15.41%	117,342	2009
	16.110330	11.550423	-28.30%	146,648	2008
	16.834586	16.110330	-4.30%	152,359	2007
	14.613875	16.834586	15.20%	176,675	2006
	14.366106	14.613875	1.72%	200,589	2005
	13.159690	14.366106	9.17%	187,531	2004
	10.000000	13.159690	31.60%	18,723	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.308677	21.827702	26.11%	42,454	2010
	13.626214	17.308677	27.02%	55,945	2009
	20.684706	13.626214	-34.12%	47,474	2008
	21.546487	20.684706	-4.00%	57,500	2007
	18.726904	21.546487	15.06%	87,873	2006
	17.505456	18.726904	6.98%	76,647	2005
	13.383471	17.505456	21.71%	64,539	2004
	10.000000	13.383471	43.83%	39,139	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.432430	9.143771	8.44%	8,190	2010
	6.582545	8.432430	28.10%	7,187	2009
	10.000000	6.582545	-34.17%	7,188	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.967378	18.454517	15.58%	23,778	2010
	9.404354	15.967378	69.79%	62,349	2009
	20.204667	9.404354	-53.45%	22,565	2008
	15.964102	20.204667	26.56%	69,854	2007
	12.664040	15.964102	26.06%	20,049	2006
	10.000000	12.664040	26.64%	10,924	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.609404	19.841210	6.62%	386	2010
	13.807096	18.609404	34.78%	941	2009
	23.546943	13.807096	-41.36%	1,285	2008
	20.738490	23.546943	13.54%	1,316	2007
	17.362045	20.738490	19.45%	1,503	2006
	16.023099	17.362045	8.36%	1,767	2005
	13.745055	16.023099	16.57%	2,461	2004
	10.000000	13.745055	37.45%	4,074	2003*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.361704	14.246155	6.62%	51,060	2010
	9.902420	13.361704	34.93%	93,156	2009
	16.891835	9.902420	-41.38%	130,282	2008
	14.878566	16.891835	13.53%	99,401	2007
	12.454527	14.878566	19.46%	122,208	2006
	11.497838	12.454527	8.32%	45,773	2005
	10.000000	11.497838	14.98%	28,149	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.440264	16.244287	12.49%	143,579	2010
	12.370829	14.440264	16.73%	158,944	2009
	11.843292	12.370829	4.45%	83,871	2008
	10.846399	11.843292	9.19%	62,437	2007
	9.772731	10.846399	10.99%	38,606	2006
	10.000000	9.772731	-2.27%	18,738	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.307723	3.08%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.282380	12.82%	583	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.434359	12.955810	13.31%	4,532	2010
	9.630839	11.434359	18.73%	5,906	2009
	17.068264	9.630839	-43.57%	8,066	2008
	15.533626	17.068264	9.88%	9,562	2007
	14.891411	15.533626	4.31%	13,429	2006
	13.944319	14.891411	6.79%	16,436	2005
	13.333845	13.944319	4.58%	11,904	2004
	10.000000	13.333845	33.34%	7,466	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.323823	17.855139	16.52%	16,823	2010
	10.973229	15.323823	39.65%	24,990	2009
	21.103470	10.973229	-48.00%	27,878	2008
	19.411851	21.103470	8.71%	40,731	2007
	16.976808	19.411851	14.34%	45,760	2006
	15.797013	16.976808	7.47%	41,541	2005
	13.934334	15.797013	13.37%	36,001	2004
	10.000000	13.934334	39.34%	4,520	2003*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.833436	12.647958	6.88%	65,035	2010
	10.000000	11.833436	18.33%	71,415	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.596971	16.585253	6.34%	1,844	2010
	12.628010	15.596971	23.51%	23,030	2009
	15.296614	12.628010	-17.45%	12,477	2008
	14.103710	15.296614	8.46%	16,115	2007
	12.987069	14.103710	8.60%	16,867	2006
	12.264747	12.987069	5.89%	17,705	2005
	11.515483	12.264747	6.51%	12,179	2004
	10.000000	11.515483	15.15%	10,745	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.135409	18.992013	4.72%	131,254	2010
	12.628535	18.135409	43.61%	186,276	2009
	23.057716	12.628535	-45.23%	134,741	2008
	17.159960	23.057716	34.37%	31,503	2007
	15.989434	17.159960	7.32%	21,585	2006
	14.443288	15.989434	10.70%	22,132	2005
	12.448743	14.443288	16.02%	21,645	2004
	10.000000	12.448743	24.49%	9,027	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.228487	12.28%	305	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.208974	27.310230	22.97%	160,448	2010
	12.610228	22.208974	76.12%	113,353	2009
	26.830655	12.610228	-53.00%	94,388	2008
	21.302709	26.830655	25.95%	106,389	2007
	14.764488	21.302709	44.28%	50,954	2006
	11.370699	14.764488	29.85%	4,211	2005
	10.000000	11.370699	13.71%	349	2004*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.725021	40.237638	22.96%	191	2010
	18.581296	32.725021	76.12%	1,317	2009
	39.550946	18.581296	-53.02%	1,318	2008
	31.415594	39.550946	25.90%	1,318	2007
	21.783453	31.415594	44.22%	1,319	2006
	16.786144	21.783453	29.77%	1,319	2005
	14.380462	16.786144	16.73%	1,985	2004
	10.000000	14.380462	43.80%	1,171	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.532917	14.927118	10.30%	12,028	2010
	9.892430	13.532917	36.80%	24,162	2009
	15.961113	9.892430	-38.02%	35,819	2008
	14.618661	15.961113	9.18%	48,888	2007
	13.851478	14.618661	5.54%	51,698	2006
	13.512077	13.851478	2.51%	51,767	2005
	12.606092	13.512077	7.19%	37,019	2004
	10.000000	12.606092	26.06%	10,081	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.470701	16.922218	9.38%	103,375	2010
	12.846129	15.470701	20.43%	132,236	2009
	19.420875	12.846129	-33.85%	133,497	2008
	18.354658	19.420875	5.81%	130,559	2007
	15.486129	18.354658	18.52%	95,547	2006
	14.788799	15.486129	4.72%	49,516	2005
	13.095420	14.788799	12.93%	18,198	2004
	10.000000	13.095420	30.95%	4,237	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.724430	7.24%	1,170	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.958833	10.312153	3.55%	95,788	2010
	8.935105	9.958833	11.46%	159,500	2009
	10.494300	8.935105	-14.86%	220,535	2008
	10.185319	10.494300	3.03%	221,373	2007
	9.938135	10.185319	2.49%	138,293	2006
	9.960634	9.938135	-0.23%	106,065	2005
	10.049442	9.960634	-0.88%	66,877	2004
	10.000000	10.049442	0.49%	20,862	2003*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.087883	13.043684	17.64%	41,383	2010
	9.184147	11.087883	20.73%	9,150	2009
	15.428808	9.184147	-40.47%	12,219	2008
	15.608741	15.428808	-1.15%	12,433	2007
	15.078018	15.608741	3.52%	12,792	2006
	14.898556	15.078018	1.20%	13,444	2005
	13.540292	14.898556	10.03%	6,677	2004
	10.000000	13.540292	35.40%	174	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.055428	15.774822	20.83%	16,786	2010
	10.100282	13.055428	29.26%	28,439	2009
	16.959302	10.100282	-40.44%	70,331	2008
	16.025299	16.959302	5.83%	189,042	2007
	14.329818	16.025299	11.83%	127,531	2006
	13.634572	14.329818	5.10%	53,752	2005
	12.238102	13.634572	11.41%	29,543	2004
	10.000000	12.238102	22.38%	3,640	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.412989	13.813869	11.29%	149,348	2010
	10.000000	12.412989	24.13%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.136156	10.065308	10.17%	311,410	2010
	7.527012	9.136156	21.38%	310,906	2009
	10.898553	7.527012	-30.94%	184,704	2008
	10.441173	10.898553	4.38%	128,486	2007
	10.000000	10.441173	4.41%	16,538	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.320671	10.758440	4.24%	197,118	2010
	9.356954	10.320671	10.30%	227,494	2009
	10.556053	9.356954	-11.36%	137,883	2008
	10.423276	10.556053	1.27%	237,785	2007
	10.000000	10.423276	4.23%	120,179	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.136054	11.095465	9.47%	75,687	2010
	7.278126	10.136054	39.27%	99,984	2009
	12.060105	7.278126	-39.65%	65,254	2008
	10.723164	12.060105	12.47%	56,063	2007
	10.000000	10.723164	7.23%	28,600	2006*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.447133	9.819331	16.24%	204,041	2010
	6.188730	8.447133	36.49%	218,422	2009
	11.280075	6.188730	-45.14%	192,896	2008
	10.250695	11.280075	10.04%	157,692	2007
	10.000000	10.250695	2.51%	67,642	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.659289	8.359747	9.15%	131,071	2010
	5.958951	7.659289	28.53%	116,968	2009
	9.782890	5.958951	-39.09%	63,844	2008
	10.000000	9.782890	-2.17%	41,861	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.576686	16.222119	11.29%	4,558	2010
	10.151515	14.576686	43.59%	7,004	2009
	14.333947	10.151515	-29.18%	11,783	2008
	14.132721	14.333947	1.42%	18,343	2007
	12.991591	14.132721	8.78%	28,630	2006
	12.901837	12.991591	0.70%	45,304	2005
	11.915207	12.901837	8.28%	53,405	2004
	10.000000	11.915207	19.15%	14,150	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.689363	13.009539	11.29%	104,293	2010
	8.136171	11.689363	43.67%	126,469	2009
	11.505618	8.136171	-29.29%	75,157	2008
	11.340421	11.505618	1.46%	107,997	2007
	10.425180	11.340421	8.78%	97,420	2006
	10.000000	10.425180	4.25%	47,868	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.668162	8.702060	13.48%	142,661	2010
	5.097178	7.668162	50.44%	141,980	2009
	10.000000	5.097178	-49.03%	275	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.885821	9.583187	21.52%	62,770	2010
	6.108107	7.885821	29.10%	137,980	2009
	10.000000	6.108107	-38.92%	166,009	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.058507	9.110982	13.06%	0	2010
	6.342067	8.058507	27.06%	39	2009
	10.000000	6.342067	-36.58%	1,903	2008*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.310557	10.109875	8.59%	331,438	2010
	7.900737	9.310557	17.84%	341,309	2009
	10.000000	7.900737	-20.99%	285,251	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.768188	9.691973	10.54%	203,780	2010
	7.180256	8.768188	22.12%	165,835	2009
	10.000000	7.180256	-28.20%	105,899	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.057746	10.564529	5.04%	194,385	2010
	9.048338	10.057746	11.16%	151,923	2009
	10.000000	9.048338	-9.52%	43,443	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.039810	9.901666	9.53%	629,833	2010
	7.537235	9.039810	19.94%	296,024	2009
	10.000000	7.537235	-24.63%	100,994	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.487804	9.459031	11.44%	202,167	2010
	6.818051	8.487804	24.49%	129,544	2009
	10.000000	6.818051	-31.82%	95,910	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.582985	10.276328	7.24%	64,222	2010
	8.279837	9.582985	15.74%	44,595	2009
	10.000000	8.279837	-17.20%	14,874	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.481000	11.006772	5.02%	44,482	2010
	9.813706	10.481000	6.80%	79,880	2009
	10.000000	9.813706	-1.86%	2,526	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.244874	11.956729	6.33%	67,893	2010
	9.819515	11.244874	14.52%	69,691	2009
	10.000000	9.819515	-1.80%	0	2008*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	32.657388	37.229942	14.00%	197	2010
	20.360188	32.657388	60.40%	1,420	2009
	49.209721	20.360188	-58.63%	1,556	2008
	34.464366	49.209721	42.78%	1,671	2007
	25.705754	34.464366	34.07%	2,867	2006
	19.750194	25.705754	30.15%	4,034	2005
	16.673844	19.750194	18.45%	6,378	2004
	10.000000	16.673844	66.74%	4,656	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.514681	22.242435	13.98%	23,824	2010
	12.166402	19.514681	60.40%	40,387	2009
	29.359343	12.166402	-58.56%	42,709	2008
	20.525465	29.359343	43.04%	102,559	2007
	15.282194	20.525465	34.31%	72,450	2006
	11.727649	15.282194	30.31%	25,865	2005
	10.000000	11.727649	17.28%	12,383	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.882832	12.245623	3.05%	224,102	2010
	11.765862	11.882832	0.99%	331,533	2009
	11.105910	11.765862	5.94%	464,586	2008
	10.538811	11.105910	5.38%	360,149	2007
	10.368679	10.538811	1.64%	221,809	2006
	10.208975	10.368679	1.56%	146,117	2005
	10.052319	10.208975	1.56%	119,412	2004
	10.000000	10.052319	0.52%	52,971	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.934844	7.707380	11.14%	17,349	2010
	5.446997	6.934844	27.31%	48,639	2009
	10.000000	5.446997	-45.53%	2,024	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.257188	8.721870	5.63%	3,932	2010
	6.528074	8.257188	26.49%	4,115	2009
	11.663775	6.528074	-44.03%	4,305	2008
	10.842547	11.663775	7.57%	3,938	2007
	10.000000	10.842547	8.43%	252	2006*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.201973	17.138514	12.74%	655,955	2010
	12.151200	15.201973	25.11%	731,042	2009
	19.563127	12.151200	-37.89%	864,080	2008
	18.774488	19.563127	4.20%	886,904	2007
	16.333409	18.774488	14.95%	964,922	2006
	15.386263	16.333409	6.16%	1,015,121	2005
	13.719936	15.386263	12.15%	630,449	2004
	10.000000	13.719936	37.20%	46,692	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.511714	12.433015	8.00%	23,224	2010
	10.000000	11.511714	15.12%	20,721	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.069770	13.298836	10.18%	2,711	2010
	10.000000	12.069770	20.70%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.043663	12.542960	4.15%	196,983	2010
	11.225891	12.043663	7.28%	184,840	2009
	12.145775	11.225891	-7.57%	218,554	2008
	11.719973	12.145775	3.63%	242,447	2007
	11.224201	11.719973	4.42%	296,460	2006
	11.046699	11.224201	1.61%	309,349	2005
	10.732694	11.046699	2.93%	270,649	2004
	10.000000	10.732694	7.33%	9,220	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.731095	14.978498	9.08%	1,000,601	2010
	11.718969	13.731095	17.17%	1,197,972	2009
	15.514431	11.718969	-24.46%	1,328,190	2008
	14.931111	15.514431	3.91%	1,434,941	2007
	13.633120	14.931111	9.52%	1,517,915	2006
	13.157999	13.633120	3.61%	1,599,367	2005
	12.213989	13.157999	7.73%	935,197	2004
	10.000000	12.213989	22.14%	190,127	2003*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.708180	16.322204	10.97%	1,235,046	2010
	12.022368	14.708180	22.34%	1,509,425	2009
	17.817437	12.022368	-32.52%	1,732,254	2008
	17.068231	17.817437	4.39%	1,855,373	2007
	15.150749	17.068231	12.66%	1,911,002	2006
	14.386732	15.150749	5.31%	1,998,594	2005
	13.049930	14.386732	10.24%	1,369,536	2004
	10.000000	13.049930	30.50%	231,458	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.958277	13.829933	6.73%	438,915	2010
	11.500971	12.958277	12.67%	439,211	2009
	13.764795	11.500971	-16.45%	230,852	2008
	13.222235	13.764795	4.10%	230,753	2007
	12.399089	13.222235	6.64%	263,060	2006
	12.065285	12.399089	2.77%	290,863	2005
	11.448112	12.065285	5.39%	239,616	2004
	10.000000	11.448112	14.48%	72,742	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.253715	21.415526	24.12%	49,942	2010
	12.828119	17.253715	34.50%	68,778	2009
	20.529456	12.828119	-37.51%	69,959	2008
	19.408542	20.529456	5.78%	91,133	2007
	17.957407	19.408542	8.08%	98,727	2006
	16.287185	17.957407	10.25%	106,670	2005
	14.309252	16.287185	13.82%	85,444	2004
	10.000000	14.309252	43.09%	23,878	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.374022	10.202869	-1.65%	314,577	2010
	10.543640	10.374022	-1.61%	477,365	2009
	10.504794	10.543640	0.37%	1,266,208	2008
	10.193460	10.504794	3.05%	718,181	2007
	9.914831	10.193460	2.81%	252,309	2006
	9.818741	9.914831	0.98%	278,178	2005
	9.903114	9.818741	-0.85%	262,331	2004
	10.000000	9.903114	-0.97%	153,250	2003*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.125890	13.188528	8.76%	37,746	2010
	9.912580	12.125890	22.33%	39,422	2009
	12.186044	9.912580	-18.66%	52,905	2008
	11.843820	12.186044	2.89%	68,928	2007
	11.486246	11.843820	3.11%	67,632	2006
	11.429252	11.486246	0.50%	64,756	2005
	10.908261	11.429252	4.78%	37,563	2004
	10.000000	10.908261	9.08%	25,732	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.107496	9.074632	11.93%	72,203	2010
	6.056612	8.107496	33.86%	135,371	2009
	10.000000	6.056612	-39.43%	132,073	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.542878	15.146220	4.15%	127	2010
	11.417680	14.542878	27.37%	348	2009
	21.691786	11.417680	-47.36%	2,385	2008
	21.476067	21.691786	1.00%	2,927	2007
	17.838983	21.476067	20.39%	3,014	2006
	16.225077	17.838983	9.95%	3,028	2005
	13.747723	16.225077	18.02%	3,028	2004
	10.000000	13.747723	37.48%	1,174	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.277073	10.698968	4.11%	30,296	2010
	8.069635	10.277073	27.35%	33,900	2009
	15.323233	8.069635	-47.34%	117,971	2008
	15.172347	15.323233	0.99%	119,989	2007
	12.602422	15.172347	20.39%	75,258	2006
	11.460775	12.602422	9.96%	35,009	2005
	10.000000	11.460775	14.61%	16,664	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.002281	9.079086	13.46%	116,687	2010
	6.290201	8.002281	27.22%	135,727	2009
	10.000000	6.290201	-37.10%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.867363	8.723860	10.89%	54,407	2010
	6.278351	7.867363	25.31%	85,290	2009
	10.000000	6.278351	-37.22%	0	2008*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.727184	9.611325	24.38%	173,696	2010
	6.200757	7.727184	24.62%	192,241	2009
	10.000000	6.200757	-37.99%	53,349	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.575528	10.089948	17.66%	50,481	2010
	6.683090	8.575528	28.32%	80,465	2009
	10.000000	6.683090	-33.17%	99,621	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.625185	14.303860	23.04%	35,557	2010
	9.293609	11.625185	25.09%	11,427	2009
	17.675330	9.293609	-47.42%	24,996	2008
	16.414091	17.675330	7.68%	19,766	2007
	16.204980	16.414091	1.29%	15,975	2006
	15.293035	16.204980	5.96%	10,550	2005
	13.740197	15.293035	11.30%	18,251	2004
	10.000000	13.740197	37.40%	10,106	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.832803	20.938218	24.39%	15,467	2010
	13.598602	16.832803	23.78%	26,483	2009
	20.424240	13.598602	-33.42%	29,632	2008
	22.387257	20.424240	-8.77%	35,661	2007
	19.438441	22.387257	15.17%	40,895	2006
	19.228790	19.438441	1.09%	41,178	2005
	16.711034	19.228790	15.07%	37,897	2004
	10.000000	16.711034	67.11%	13,323	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.642299	20.456564	22.92%	31,278	2010
	12.587633	16.642299	32.21%	38,991	2009
	20.762641	12.587633	-39.37%	57,481	2008
	20.720355	20.762641	0.20%	72,466	2007
	18.851589	20.720355	9.91%	74,536	2006
	17.112344	18.851589	10.16%	67,339	2005
	14.647889	17.112344	16.82%	44,778	2004
	10.000000	14.647889	46.48%	3,678	2003*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.489164	13.907484	11.36%	51,684	2010
	10.113918	12.489164	23.48%	92,138	2009
	17.612883	10.113918	-42.58%	120,775	2008
	16.599700	17.612883	6.10%	106,420	2007
	14.882948	16.599700	11.54%	66,511	2006
	14.136709	14.882948	5.28%	49,333	2005
	13.122737	14.136709	7.73%	45,021	2004
	10.000000	13.122737	31.23%	8,475	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.150814	9.130237	27.68%	68,562	2010
	5.570904	7.150814	28.36%	90,584	2009
	10.000000	5.570904	-44.29%	177	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.358995	10.434627	0.73%	34,319	2010
	9.833644	10.358995	5.34%	43,198	2009
	10.000000	9.833644	-1.66%	6,592	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.268942	14.516754	9.40%	0	2010
	10.000000	13.268942	32.69%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.894070	13.761488	6.73%	402,200	2010
	10.000000	12.894070	28.94%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.890526	13.482517	4.59%	41,748	2010
	10.000000	12.890526	28.91%	85,650	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.589996	15.430371	13.54%	33,296	2010
	10.772704	13.589996	26.15%	37,796	2009
	17.447646	10.772704	-38.26%	48,992	2008
	18.216874	17.447646	-4.22%	86,517	2007
	16.027747	18.216874	13.66%	68,980	2006
	15.676431	16.027747	2.24%	62,867	2005
	13.613463	15.676431	15.15%	44,146	2004
	10.000000	13.613463	36.13%	4,281	2003*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.509835	14.231309	13.76%	92,802	2010
	9.125905	12.509835	37.08%	109,682	2009
	15.555404	9.125905	-41.33%	144,755	2008
	14.914215	15.555404	4.30%	182,367	2007
	12.916367	14.914215	15.47%	190,247	2006
	11.514872	12.916367	12.17%	145,618	2005
	10.000000	11.514872	15.15%	70,389	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.493278	2.802080	12.39%	21,390	2010
	2.005350	2.493278	24.33%	16,579	2009
	9.542158	2.005350	-78.98%	78,398	2008
	10.000000	9.542158	-4.58%	31,690	2007*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.205285	21.854740	13.80%	3,535	2010
	14.012825	19.205285	37.06%	6,970	2009
	23.878925	14.012825	-41.32%	9,915	2008
	22.889771	23.878925	4.32%	13,680	2007
	19.829567	22.889771	15.43%	14,854	2006
	17.675988	19.829567	12.18%	18,391	2005
	15.118336	17.675988	16.92%	28,664	2004
	10.000000	15.118336	51.18%	26,609	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.559339	4.006163	12.55%	13,227	2010
	2.873401	3.559339	23.87%	19,530	2009
	13.636055	2.873401	-78.93%	25,431	2008
	13.931414	13.636055	-2.12%	30,600	2007
	12.968040	13.931414	7.43%	50,045	2006
	12.925822	12.968040	0.33%	50,662	2005
	12.087210	12.925822	6.94%	37,301	2004
	10.000000	12.087210	20.87%	10,808	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.842381	14.629515	13.92%	102,457	2010
	10.201909	12.842381	25.88%	161,691	2009
	16.901851	10.201909	-39.64%	201,303	2008
	16.501877	16.901851	2.42%	182,043	2007
	14.620224	16.501877	12.87%	152,942	2006
	14.057759	14.620224	4.00%	116,201	2005
	13.095891	14.057759	7.34%	70,512	2004
	10.000000	13.095891	30.96%	31,629	2003*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.136073	20.739342	21.03%	103,181	2010
	12.728842	17.136073	34.62%	102,192	2009
	20.876791	12.728842	-39.03%	73,620	2008
	21.528680	20.876791	-3.03%	72,303	2007
	19.090561	21.528680	12.77%	46,971	2006
	17.691186	19.090561	7.91%	22,556	2005
	15.093088	17.691186	17.21%	14,939	2004
	10.000000	15.093088	50.93%	4,084	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.845085	11.665801	7.57%	13,328	2010
	10.000000	10.845085	8.45%	1,012	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.924366	11.301282	3.45%	111,871	2010
	10.000000	10.924366	9.24%	95,734	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.268837	12.676525	12.49%	6,314	2010
	8.826521	11.268837	27.67%	9,026	2009
	14.640181	8.826521	-39.71%	11,044	2008
	15.843988	14.640181	-7.60%	13,225	2007
	13.897765	15.843988	14.00%	15,904	2006
	13.428187	13.897765	3.50%	19,204	2005
	12.288020	13.428187	9.28%	15,630	2004
	10.000000	12.288020	22.88%	3,267	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.438062	15.623695	8.21%	0	2010
	11.778776	14.438062	22.58%	0	2009
	21.368514	11.778776	-44.88%	3,373	2008
	20.051297	21.368514	6.57%	3,373	2007
	15.962094	20.051297	25.62%	3,373	2006
	14.464749	15.962094	10.35%	3,373	2005
	12.657435	14.464749	14.28%	4,160	2004
	10.000000	12.657435	26.57%	2,591	2003*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.522552	16.065673	18.81%	22,570	2010
	8.389042	13.522552	61.19%	15,986	2009
	13.546615	8.389042	-38.07%	7,517	2008
	13.054478	13.546615	3.77%	7,958	2007
	12.588642	13.054478	3.70%	10,833	2006
	12.109833	12.588642	3.95%	16,060	2005
	11.722996	12.109833	3.30%	24,371	2004
	10.000000	11.722996	17.23%	2,096	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.519755	5.20%	2,991	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.555041	11.092882	5.10%	20,641	2010
	9.811712	10.555041	7.58%	34,088	2009
	11.141221	9.811712	-11.93%	124,406	2008
	10.767281	11.141221	3.47%	151,682	2007
	10.570988	10.767281	1.86%	96,077	2006
	10.341028	10.570988	2.22%	38,955	2005
	10.103021	10.341028	2.36%	20,271	2004
	10.000000	10.103021	1.03%	1,590	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.306051	19.757979	7.93%	0	2010
	14.305301	18.306051	27.97%	23	2009
	17.108171	14.305301	-16.38%	699	2008
	16.351154	17.108171	4.63%	1,866	2007
	15.003777	16.351154	8.98%	1,936	2006
	13.603850	15.003777	10.29%	1,972	2005
	12.565569	13.603850	8.26%	2,269	2004
	10.000000	12.565569	25.66%	1,942	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.785792	17.86%	19,407	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.015289	16.227809	24.68%	8,063	2010
	8.669611	13.015289	50.13%	4,906	2009*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.544166	13.909280	10.88%	0	2010
	10.603437	12.544166	18.30%	0	2009
	18.189134	10.603437	-41.70%	0	2008
	17.647693	18.189134	3.07%	1,252	2007
	15.345688	17.647693	15.00%	1,252	2006
	14.924373	15.345688	2.82%	1,252	2005
	13.650578	14.924373	9.33%	1,252	2004
	10.000000	13.650578	36.51%	1,436	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.962213	22.352056	24.44%	960	2010
	12.808888	17.962213	40.23%	241	2009
	20.280642	12.808888	-36.84%	1,545	2008
	20.322877	20.280642	-0.21%	0	2007
	18.102480	20.322877	12.27%	331	2006
	17.269419	18.102480	4.82%	342	2005
	14.753808	17.269419	17.05%	0	2004
	10.000000	14.753808	47.54%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.143769	12.548450	3.33%	23,371	2010
	11.208821	12.143769	8.34%	18,450	2009
	11.586742	11.208821	-3.26%	11,568	2008
	10.766075	11.586742	7.62%	2,547	2007
	10.780625	10.766075	-0.13%	2,363	2006
	10.797814	10.780625	-0.16%	2,401	2005
	10.381319	10.797814	4.01%	1,683	2004
	10.000000	10.381319	3.81%	763	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.747063	14.267325	11.93%	0	2010
	11.010527	12.747063	15.77%	0	2009
	17.161150	11.010527	-35.84%	750	2008
	17.535595	17.161150	-2.14%	1,607	2007
	15.270469	17.535595	14.83%	1,698	2006
	14.862410	15.270469	2.75%	1,802	2005
	13.430573	14.862410	10.66%	1,914	2004
	10.000000	13.430573	34.31%	1,732	2003*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.997954	14.032244	16.96%	11,681	2010
	9.403101	11.997954	27.60%	9,973	2009
	12.671625	9.403101	-25.79%	56,332	2008
	13.212452	12.671625	-4.09%	5,501	2007
	11.179195	13.212452	18.19%	439	2006
	10.000000	11.179195	11.79%	829	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.039340	12.989971	7.90%	3,189	2010
	10.000000	12.039340	20.39%	3,417	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.819340	20.803816	23.69%	4,633	2010
	13.685299	16.819340	22.90%	1,701	2009
	20.152227	13.685299	-32.09%	2,432	2008
	20.637860	20.152227	-2.35%	879	2007
	18.349446	20.637860	12.47%	1,347	2006
	17.406733	18.349446	5.42%	1,183	2005
	14.528180	17.406733	19.81%	648	2004
	10.000000	14.528180	45.28%	542	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.186156	14.846420	12.59%	9,497	2010
	10.642399	13.186156	23.90%	1,922	2009
	17.273254	10.642399	-38.39%	7,431	2008
	16.738134	17.273254	3.20%	6,529	2007
	14.779410	16.738134	13.25%	1,745	2006
	14.395982	14.779410	2.66%	1,746	2005
	13.271042	14.395982	8.48%	2,961	2004
	10.000000	13.271042	32.71%	1,748	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.274808	15.012509	13.09%	2,492	2010
	11.048421	13.274808	20.15%	1,022	2009
	15.993261	11.048421	-30.92%	54,204	2008
	15.227945	15.993261	5.03%	3,505	2007
	13.330040	15.227945	14.24%	3,058	2006
	13.023645	13.330040	2.35%	3,081	2005
	12.642473	13.023645	3.02%	1,655	2004
	10.000000	12.642473	26.42%	1,157	2003*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.453440	13.442566	28.59%	0	2010
	8.455719	10.453440	23.63%	0	2009
	13.823627	8.455719	-38.83%	0	2008
	15.852187	13.823627	-12.80%	0	2007
	15.577163	15.852187	1.77%	0	2006
	15.011664	15.577163	3.77%	0	2005
	13.752253	15.011664	9.16%	0	2004
	10.000000	13.752253	37.52%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.853273	14.278441	11.09%	0	2010
	11.544152	12.853273	11.34%	0	2009
	16.697871	11.544152	-30.86%	0	2008
	15.494317	16.697871	7.77%	0	2007
	13.613103	15.494317	13.82%	0	2006
	13.617010	13.613103	-0.03%	0	2005
	12.932963	13.617010	5.29%	0	2004
	10.000000	12.932963	29.33%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.684949	12.437648	6.44%	18,626	2010
	9.892964	11.684949	18.11%	15,625	2009
	10.886287	9.892964	-9.12%	10,933	2008
	10.534096	10.886287	3.34%	5,627	2007
	10.311577	10.534096	2.16%	566	2006
	10.386894	10.311577	-0.73%	566	2005
	10.227007	10.386894	1.56%	0	2004
	10.000000	10.227007	2.27%	3,771	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.983046	12.150921	10.63%	38,475	2010
	9.013726	10.983046	21.85%	20,846	2009
	12.253843	9.013726	-26.44%	22,926	2008
	11.498450	12.253843	6.57%	5,805	2007
	10.674147	11.498450	7.72%	0	2006
	10.000000	10.674147	6.74%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.878412	12.225863	12.39%	13,219	2010
	8.608870	10.878412	26.36%	11,456	2009
	13.032776	8.608870	-33.94%	13,097	2008
	12.057567	13.032776	8.09%	5,465	2007
	10.980252	12.057567	9.81%	0	2006
	10.000000	10.980252	9.80%	0	2005*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.626980	12.106430	13.92%	16,294	2010
	8.241245	10.626980	28.95%	0	2009
	13.560199	8.241245	-39.22%	0	2008
	12.419828	13.560199	9.18%	0	2007
	11.188000	12.419828	11.01%	0	2006
	10.000000	11.188000	11.88%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.256559	16.699118	17.13%	18,689	2010
	9.827752	14.256559	45.06%	20,625	2009
	21.928129	9.827752	-55.18%	46,014	2008
	15.317890	21.928129	43.15%	24,332	2007
	13.361898	15.317890	14.64%	609	2006
	10.000000	13.361898	33.62%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.077943	14.773512	12.97%	30,990	2010
	10.243100	13.077943	27.68%	29,624	2009
	18.221859	10.243100	-43.79%	25,355	2008
	18.305796	18.221859	-0.46%	29,434	2007
	15.527052	18.305796	17.90%	19,436	2006
	14.961372	15.527052	3.78%	9,743	2005
	13.683001	14.961372	9.34%	7,407	2004
	10.000000	13.683001	36.83%	4,783	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.350891	15.038201	21.76%	53,643	2010
	9.818689	12.350891	25.79%	9,654	2009
	18.957269	9.818689	-48.21%	7,262	2008
	15.227262	18.957269	24.50%	36,293	2007
	14.534623	15.227262	4.77%	3,127	2006
	14.014115	14.534623	3.71%	6,054	2005
	13.824807	14.014115	1.37%	2,587	2004
	10.000000	13.824807	38.25%	1,178	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.903128	12.583969	5.72%	49,068	2010
	10.486729	11.903128	13.51%	36,716	2009
	11.050614	10.486729	-5.10%	26,616	2008
	10.801590	11.050614	2.31%	29,240	2007
	10.551419	10.801590	2.37%	8,450	2006
	10.533806	10.551419	0.17%	4,641	2005
	10.285049	10.533806	2.42%	4,198	2004
	10.000000	10.285049	2.85%	0	2003*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.784455	26.269023	26.39%	42,108	2010
	15.129524	20.784455	37.38%	19,451	2009
	25.485691	15.129524	-40.64%	21,222	2008
	22.480669	25.485691	13.37%	16,501	2007
	20.344994	22.480669	10.50%	4,137	2006
	17.536354	20.344994	16.02%	4,157	2005
	14.310920	17.536354	22.54%	2,171	2004
	10.000000	14.310920	43.11%	194	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.486318	19.394554	10.91%	0	2010
	14.093416	17.486318	24.07%	0	2009
	25.584618	14.093416	-44.91%	0	2008
	22.237317	25.584618	15.05%	0	2007
	19.207179	22.237317	15.78%	0	2006
	16.448793	19.207179	16.77%	0	2005
	14.767132	16.448793	11.39%	0	2004
	10.000000	14.767132	47.67%	1,844	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.703127	12.979860	10.91%	7,119	2010
	9.433879	11.703127	24.05%	7,891	2009
	17.121508	9.433879	-44.90%	6,055	2008
	14.880550	17.121508	15.06%	9,789	2007
	12.848462	14.880550	15.82%	2,143	2006
	11.007058	12.848462	16.73%	5,463	2005
	10.000000	11.007058	10.07%	797	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.361985	20.320293	24.19%	167	2010
	10.591596	16.361985	54.48%	406	2009
	22.119403	10.591596	-52.12%	610	2008
	21.342734	22.119403	3.64%	1,549	2007
	18.714880	21.342734	14.04%	611	2006
	18.586546	18.714880	0.69%	611	2005
	16.609312	18.586546	11.90%	577	2004
	10.000000	16.609312	66.09%	506	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.423613	11.545028	10.76%	51,236	2010
	7.820175	10.423613	33.29%	58,616	2009
	11.309545	7.820175	-30.85%	62,973	2008
	11.089575	11.309545	1.98%	40,096	2007
	10.000000	11.089575	10.90%	413	2006*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.283583	15.753624	18.59%	1,731	2010
	11.515964	13.283583	15.35%	3,381	2009
	16.070457	11.515964	-28.34%	4,905	2008
	16.801516	16.070457	-4.35%	4,634	2007
	14.592554	16.801516	15.14%	5,670	2006
	14.352427	14.592554	1.67%	5,841	2005
	13.153838	14.352427	9.11%	4,132	2004
	10.000000	13.153838	31.54%	3,355	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.248238	21.740456	26.04%	16,153	2010
	13.585543	17.248238	26.96%	6,540	2009
	20.633488	13.585543	-34.16%	5,782	2008
	21.504134	20.633488	-4.05%	5,434	2007
	18.699566	21.504134	15.00%	4,092	2006
	17.488770	18.699566	6.92%	1,109	2005
	14.377069	17.488770	21.64%	825	2004
	10.000000	14.377069	43.77%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.425280	9.131381	8.38%	2,619	2010
	6.580310	8.425280	28.04%	3,831	2009
	10.000000	6.580310	-34.20%	2,619	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.929517	18.401423	15.52%	4,702	2010
	9.386828	15.929517	69.70%	38,735	2009
	20.177308	9.386828	-53.48%	5,047	2008
	15.950638	20.177308	26.50%	27,883	2007
	12.659782	15.950638	25.99%	4,329	2006
	10.000000	12.659782	26.60%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.544458	19.761922	6.57%	0	2010
	13.765906	18.544458	34.71%	427	2009
	23.488672	13.765906	-41.39%	485	2008
	20.697739	23.488672	13.48%	1,266	2007
	17.336712	20.697739	19.39%	1,354	2006
	16.007833	17.336712	8.30%	1,454	2005
	13.738938	16.007833	16.51%	1,563	2004
	10.000000	13.738938	37.39%	1,931	2003*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.323294	14.198002	6.57%	3,205	2010
	9.878973	13.323294	34.87%	46,158	2009
	16.860430	9.878973	-41.41%	16,187	2008
	14.858498	16.860430	13.47%	15,088	2007
	12.444050	14.858498	19.40%	4,872	2006
	11.493980	12.444050	8.27%	1,857	2005
	10.000000	11.493980	14.94%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.406054	16.197573	12.44%	16,081	2010
	12.347800	14.406054	16.67%	14,338	2009
	11.827254	12.347800	4.40%	15,009	2008
	10.837251	11.827254	9.14%	13,189	2007
	9.769439	10.837251	10.93%	6,303	2006
	10.000000	9.769439	-2.31%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.306861	3.07%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.281443	12.81%	372	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.394415	12.904006	13.25%	0	2010
	9.602077	11.394415	18.67%	810	2009
	17.025992	9.602077	-43.60%	810	2008
	15.503092	17.025992	9.82%	3,542	2007
	14.869670	15.503092	4.26%	3,542	2006
	13.931024	14.869670	6.74%	810	2005
	13.327906	13.931024	4.53%	811	2004
	10.000000	13.327906	33.28%	677	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.270311	17.783741	16.46%	153	2010
	10.940464	15.270311	39.58%	789	2009
	21.051206	10.940464	-48.03%	129	2008
	19.373679	21.051206	8.66%	3,752	2007
	16.952019	19.373679	14.29%	2,461	2006
	15.781943	16.952019	7.41%	1,853	2005
	13.928124	15.781943	13.31%	986	2004
	10.000000	13.928124	39.28%	0	2003*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.829411	12.637243	6.83%	22,275	2010
	10.000000	11.829411	18.29%	34,446	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.542513	16.518952	6.28%	0	2010
	12.590316	15.542513	23.45%	0	2009
	15.258723	12.590316	-17.49%	0	2008
	14.195250	15.258723	8.54%	0	2007
	12.968104	14.195250	9.46%	0	2006
	12.253040	12.968104	5.84%	0	2005
	11.510347	12.253040	6.45%	0	2004
	10.000000	11.510347	15.10%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.072129	18.916137	4.67%	14,502	2010
	12.590862	18.072129	43.53%	9,525	2009
	23.000687	12.590862	-45.26%	11,041	2008
	17.126273	23.000687	34.30%	16,827	2007
	15.966132	17.126273	7.27%	0	2006
	14.429549	15.966132	10.65%	0	2005
	12.443207	14.429549	15.96%	0	2004
	10.000000	12.443207	24.43%	128	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.224707	12.25%	1,103	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.145093	27.217860	22.91%	12,353	2010
	12.580348	22.145093	76.03%	18,548	2009
	26.780755	12.580348	-53.02%	16,507	2008
	21.273952	26.780755	25.89%	11,869	2007
	14.752026	21.273952	44.21%	786	2006
	11.366872	14.752026	29.78%	0	2005
	10.000000	11.366872	13.67%	0	2004*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.610823	40.076870	22.89%	0	2010
	18.525861	32.610823	76.03%	0	2009
	39.453098	18.525861	-53.04%	0	2008
	31.428655	39.453098	44.14%	0	2007
	21.751682	31.428655	44.49%	0	2006
	16.770150	21.751682	29.70%	0	2005
	14.374069	16.770150	16.67%	0	2004
	10.000000	14.374069	43.74%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.485705	14.867490	10.25%	81	2010
	9.862928	13.485705	36.73%	108	2009
	15.921605	9.862928	-38.05%	0	2008
	14.589933	15.921605	9.13%	0	2007
	13.831269	14.589933	5.49%	0	2006
	13.499205	13.831269	2.46%	0	2005
	12.600490	13.499205	7.13%	0	2004
	10.000000	12.600490	26.00%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.416671	16.854563	9.33%	25,617	2010
	12.807783	15.416671	20.37%	26,934	2009
	19.372778	12.807783	-33.89%	17,628	2008
	18.318570	19.372778	5.75%	11,831	2007
	15.463522	18.318570	18.46%	2,687	2006
	14.774696	15.463522	4.66%	2,320	2005
	13.089582	14.774696	12.87%	2,320	2004
	10.000000	13.089582	30.90%	1,330	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.720815	7.21%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.924075	10.270957	3.50%	3,736	2010
	8.908440	9.924075	11.40%	6,318	2009
	10.468312	8.908440	-14.90%	18,758	2008
	10.165281	10.468312	2.98%	28,371	2007
	9.923615	10.165281	2.44%	5,057	2006
	9.951131	9.923615	-0.28%	2,700	2005
	10.044958	9.951131	-0.93%	545	2004
	10.000000	10.044958	0.45%	545	2003*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.049179	12.991554	17.58%	33,741	2010
	9.156748	11.049179	20.67%	0	2009
	15.390616	9.156748	-40.50%	0	2008
	15.578070	15.390616	-1.20%	1,123	2007
	15.056025	15.578070	3.47%	0	2006
	14.884370	15.056025	1.15%	0	2005
	13.534262	14.884370	9.98%	0	2004
	10.000000	13.534262	35.34%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.011216	15.713411	20.77%	2,025	2010
	10.071209	13.011216	29.19%	2,028	2009
	16.919113	10.071209	-40.47%	1,909	2008
	15.995506	16.919113	5.77%	21,120	2007
	14.310433	15.995506	11.78%	6,278	2006
	13.623033	14.310433	5.05%	0	2005
	12.233952	13.623033	11.35%	0	2004
	10.000000	12.233952	22.34%	129	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.408774	13.802178	11.23%	11,174	2010
	10.000000	12.408774	24.09%	571	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.119112	10.041443	10.11%	67,644	2010
	7.516796	9.119112	21.32%	68,731	2009
	10.889310	7.516796	-30.97%	61,271	2008
	10.437649	10.889310	4.33%	9,659	2007
	10.000000	10.437649	4.38%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.301441	10.732937	4.19%	19,757	2010
	9.344260	10.301441	10.24%	18,657	2009
	10.547109	9.344260	-11.40%	24,541	2008
	10.419772	10.547109	1.22%	15,931	2007
	10.000000	10.419772	4.20%	282	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.117159	11.069150	9.41%	9,449	2010
	7.268248	10.117159	39.20%	9,207	2009
	12.049870	7.268248	-39.68%	11,947	2008
	10.719544	12.049870	12.41%	13,672	2007
	10.000000	10.719544	7.20%	162	2006*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.431393	9.796069	16.19%	42,713	2010
	6.180334	8.431393	36.42%	47,141	2009
	11.270518	6.180334	-45.16%	50,706	2008
	10.247234	11.270518	9.99%	24,321	2007
	10.000000	10.247234	2.47%	1,415	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.648876	8.344149	9.09%	25,505	2010
	5.953882	7.648876	28.47%	21,714	2009
	9.779553	5.953882	-39.12%	21,143	2008
	10.000000	9.779553	-2.20%	9,265	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.525859	16.157331	11.23%	0	2010
	10.121237	14.525859	43.52%	258	2009
	14.298459	10.121237	-29.21%	272	2008
	14.104945	14.298459	1.37%	1,109	2007
	12.972635	14.104945	8.73%	4,957	2006
	12.889538	12.972635	0.64%	7,269	2005
	11.909907	12.889538	8.23%	8,165	2004
	10.000000	11.909907	19.10%	3,712	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.661664	12.972115	11.24%	16,104	2010
	8.121026	11.661664	43.60%	18,127	2009
	11.490054	8.121026	-29.32%	9,661	2008
	11.330863	11.490054	1.40%	3,334	2007
	10.421681	11.330863	8.72%	266	2006
	10.000000	10.421681	4.22%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.661662	8.690267	13.43%	0	2010
	5.095443	7.661662	50.36%	0	2009
	10.000000	5.095443	-49.05%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.879127	9.570204	21.46%	6,995	2010
	6.106026	7.879127	29.04%	14,178	2009
	10.000000	6.106026	-38.94%	19,455	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.051675	9.098629	13.00%	0	2010
	6.339916	8.051675	27.00%	0	2009
	10.000000	6.339916	-36.60%	1,588	2008*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.302682	10.096181	8.53%	265	2010
	7.898055	9.302682	17.78%	240	2009
	10.000000	7.898055	-21.02%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.760766	9.678850	10.48%	23,133	2010
	7.177820	8.760766	22.05%	16,521	2009
	10.000000	7.177820	-28.22%	20,351	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.049218	10.550197	4.99%	2,279	2010
	9.045270	10.049218	11.10%	1,186	2009
	10.000000	9.045270	-9.55%	1,343	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.032136	9.888232	9.48%	46,650	2010
	7.534670	9.032136	19.87%	39,379	2009
	10.000000	7.534670	-24.65%	4,293	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.480594	9.446193	11.39%	2,092	2010
	6.815732	8.480594	24.43%	0	2009
	10.000000	6.815732	-31.84%	978	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.574869	10.262408	7.18%	3,098	2010
	8.277026	9.574869	15.68%	0	2009
	10.000000	8.277026	-17.23%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.472120	10.991856	4.96%	1,410	2010
	9.810381	10.472120	6.75%	3,464	2009
	10.000000	9.810381	-1.90%	796	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.235352	11.940533	6.28%	7,709	2010
	9.816183	11.235352	14.46%	8,144	2009
	10.000000	9.816183	-1.84%	796	2008*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	32.543435	37.081218	13.94%	0	2010
	20.299459	32.543435	60.32%	0	2009
	49.088004	20.299459	-58.65%	0	2008
	34.396680	49.088004	42.71%	0	2007
	25.668285	34.396680	34.00%	0	2006
	19.731390	25.668285	30.09%	0	2005
	16.666436	19.731390	18.39%	0	2004
	10.000000	16.666436	66.66%	172	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.458594	22.167239	13.92%	12,539	2010
	12.137596	19.458594	60.32%	22,539	2009
	29.304806	12.137596	-58.58%	8,636	2008
	20.497800	29.304806	42.97%	27,579	2007
	15.269326	20.497800	34.24%	1,074	2006
	11.723703	15.269326	30.24%	736	2005
	10.000000	11.723703	17.24%	526	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.841388	12.196707	3.00%	70,110	2010
	11.730769	11.841388	0.94%	89,385	2009
	11.078405	11.730769	5.89%	110,368	2008
	10.518089	11.078405	5.33%	33,461	2007
	10.353547	10.518089	1.59%	8,890	2006
	10.199242	10.353547	1.51%	4,830	2005
	10.047839	10.199242	1.51%	4,297	2004
	10.000000	10.047839	0.48%	3,814	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.928966	7.696934	11.08%	4,522	2010
	5.445149	6.928966	27.25%	67,247	2009
	10.000000	5.445149	-45.55%	2,073	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.241771	8.701155	5.57%	510	2010
	6.519215	8.241771	26.42%	477	2009
	11.653883	6.519215	-44.06%	1,488	2008
	10.838892	11.653883	7.52%	1,628	2007
	10.000000	10.838892	8.39%	0	2006*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.148905	17.070018	12.68%	1,567	2010
	12.114945	15.148905	25.04%	1,569	2009
	19.514699	12.114945	-37.92%	1,571	2008
	18.737590	19.514699	4.15%	5,441	2007
	16.309572	18.737590	14.89%	2,322	2006
	15.371603	16.309572	6.10%	1,873	2005
	13.713835	15.371603	12.09%	1,429	2004
	10.000000	13.713835	37.14%	0	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.507802	12.422474	7.95%	1,436	2010
	10.000000	11.507802	15.08%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.065671	13.287558	10.13%	0	2010
	10.000000	12.065671	20.66%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.001664	12.492878	4.09%	29,613	2010
	11.192423	12.001664	7.23%	33,829	2009
	12.115711	11.192423	-7.62%	23,135	2008
	11.696954	12.115711	3.58%	17,444	2007
	11.207819	11.696954	4.36%	6,760	2006
	11.036156	11.207819	1.56%	6,834	2005
	10.727911	11.036156	2.87%	6,835	2004
	10.000000	10.727911	7.28%	1,588	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.683133	14.918601	9.03%	46,791	2010
	11.683976	13.683133	17.11%	57,259	2009
	15.475992	11.683976	-24.50%	58,339	2008
	14.901735	15.475992	3.85%	88,681	2007
	13.613200	14.901735	9.47%	77,049	2006
	13.145442	13.613200	3.56%	31,101	2005
	12.208544	13.145442	7.67%	30,286	2004
	10.000000	12.208544	22.09%	12,542	2003*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.656816	16.256941	10.92%	21,291	2010
	11.986491	14.656816	22.28%	31,855	2009
	17.773319	11.986491	-32.56%	32,698	2008
	17.034678	17.773319	4.34%	36,689	2007
	15.128634	17.034678	12.60%	17,795	2006
	14.373021	15.128634	5.26%	3,527	2005
	13.044111	14.373021	10.19%	2,473	2004
	10.000000	13.044111	30.44%	1,301	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.913074	13.774685	6.67%	3,998	2010
	11.466673	12.913074	12.61%	14,857	2009
	13.730727	11.466673	-16.49%	8,618	2008
	13.196251	13.730727	4.05%	8,500	2007
	12.380997	13.196251	6.58%	4,440	2006
	12.053788	12.380997	2.71%	7,737	2005
	11.443024	12.053788	5.34%	6,856	2004
	10.000000	11.443024	14.43%	4,279	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.193492	21.329936	24.06%	4,887	2010
	12.789853	17.193492	34.43%	7,821	2009
	20.478657	12.789853	-37.55%	6,016	2008
	19.370427	20.478657	5.72%	2,094	2007
	17.931223	19.370427	8.03%	1,780	2006
	16.271674	17.931223	10.20%	1,820	2005
	14.302891	16.271674	13.76%	956	2004
	10.000000	14.302891	43.03%	1,061	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.337602	10.161875	-1.70%	55,816	2010
	10.511969	10.337602	-1.66%	168,354	2009
	10.478564	10.511969	0.32%	380,122	2008
	10.173209	10.478564	3.00%	104,478	2007
	9.900155	10.173209	2.76%	27,333	2006
	9.809182	9.900155	0.93%	4,562	2005
	9.898507	9.809182	-0.90%	0	2004
	10.000000	9.898507	-1.01%	11,255	2003*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.083619	13.135866	8.71%	4,133	2010
	9.883035	12.083619	22.27%	4,084	2009
	12.155901	9.883035	-18.70%	4,988	2008
	11.820574	12.155901	2.84%	2,890	2007
	11.469514	11.820574	3.06%	2,042	2006
	11.418383	11.469514	0.45%	4,884	2005
	10.903410	11.418383	4.72%	0	2004
	10.000000	10.903410	9.03%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.100611	9.062326	11.87%	9,610	2010
	6.054548	8.100611	33.79%	15,402	2009
	10.000000	6.054548	-39.45%	18,004	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.493621	15.087246	4.10%	0	2010
	11.384808	14.493621	27.31%	0	2009
	21.640374	11.384808	-47.39%	0	2008
	21.436127	21.640374	0.95%	0	2007
	17.814837	21.436127	20.33%	0	2006
	16.211333	17.814837	9.89%	0	2005
	13.743055	16.211333	17.96%	0	2004
	10.000000	13.743055	37.43%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.247542	10.662797	4.05%	5,193	2010
	8.050535	10.247542	27.29%	4,990	2009
	15.294761	8.050535	-47.36%	11,020	2008
	15.151912	15.294761	0.94%	17,963	2007
	12.591824	15.151912	20.33%	5,751	2006
	11.456941	12.591824	9.91%	2,697	2005
	10.000000	11.456941	14.57%	1,950	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.995483	9.066774	13.40%	11,706	2010
	6.288065	7.995483	27.15%	50,550	2009
	10.000000	6.288065	-37.12%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.860693	8.712042	10.83%	4,080	2010
	6.276217	7.860693	25.25%	7,336	2009
	10.000000	6.276217	-37.24%	0	2008*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.720646	9.598319	24.32%	82,719	2010
	6.198650	7.720646	24.55%	17,357	2009
	10.000000	6.198650	-38.01%	6,001	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.568256	10.076273	17.60%	9,914	2010
	6.680815	8.568256	28.25%	13,400	2009
	10.000000	6.680815	-33.19%	13,013	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.584600	14.246687	22.98%	48,624	2010
	9.265881	11.584600	25.02%	1,173	2009
	17.631567	9.265881	-47.45%	619	2008
	16.381818	17.631567	7.63%	1,249	2007
	16.181325	16.381818	1.24%	1,285	2006
	15.278441	16.181325	5.91%	409	2005
	13.734078	15.278441	11.42%	882	2004
	10.000000	13.734078	37.34%	496	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.774034	20.854531	24.33%	1,976	2010
	13.558015	16.774034	23.72%	2,284	2009
	20.373659	13.558015	-33.45%	3,340	2008
	22.343246	20.373659	-8.82%	3,135	2007
	19.410077	22.343246	15.11%	2,359	2006
	19.210467	19.410077	1.04%	3,887	2005
	16.703594	19.210467	15.01%	1,590	2004
	10.000000	16.703594	67.04%	1,345	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.584203	20.374791	22.86%	8,988	2010
	12.550074	16.584203	32.14%	9,451	2009
	20.711245	12.550074	-39.40%	9,920	2008
	20.679636	20.711245	0.15%	10,459	2007
	18.824087	20.679636	9.86%	3,160	2006
	17.096036	18.824087	10.11%	1,899	2005
	14.641372	17.096036	16.77%	1,190	2004
	10.000000	14.641372	46.41%	879	2003*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.445536	13.851856	11.30%	5,409	2010
	10.083723	12.445536	23.42%	9,489	2009
	17.569268	10.083723	-42.61%	13,561	2008
	16.567058	17.569268	6.05%	17,435	2007
	14.861207	16.567058	11.48%	5,133	2006
	14.123216	14.861207	5.23%	0	2005
	13.116888	14.123216	7.67%	0	2004
	10.000000	13.116888	31.17%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.144713	9.117820	27.62%	8,883	2010
	5.569001	7.144713	28.29%	10,568	2009
	10.000000	5.569001	-44.31%	160	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.350221	10.420487	0.68%	3,139	2010
	9.830311	10.350221	5.29%	3,093	2009
	10.000000	9.830311	-1.70%	1,099	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.264444	14.504444	9.35%	0	2010
	10.000000	13.264444	32.64%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.889699	13.749831	6.67%	55,667	2010
	10.000000	12.889699	28.90%	569	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.886142	13.471087	4.54%	5,765	2010
	10.000000	12.886142	28.86%	11,258	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.542579	15.368721	13.48%	4,613	2010
	10.740570	13.542579	26.09%	3,260	2009
	17.404482	10.740570	-38.29%	4,597	2008
	18.181092	17.404482	-4.27%	11,656	2007
	16.004374	18.181092	13.60%	3,920	2006
	15.661506	16.004374	2.19%	83	2005
	13.607406	15.661506	15.10%	0	2004
	10.000000	13.607406	36.07%	0	2003*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.473864	14.183191	13.70%	11,822	2010
	9.104287	12.473864	37.01%	12,067	2009
	15.526471	9.104287	-41.36%	16,065	2008
	14.894095	15.526471	4.25%	12,106	2007
	12.905485	14.894095	15.41%	9,310	2006
	11.511004	12.905485	12.11%	4,581	2005
	10.000000	11.511004	15.11%	2,010	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.138232	21.767378	13.74%	0	2010
	13.971006	19.138232	36.99%	672	2009
	23.819814	13.971006	-41.35%	672	2008
	22.844786	23.819814	4.27%	672	2007
	19.800617	22.844786	15.37%	672	2006
	17.659123	19.800617	12.13%	672	2005
	15.111597	17.659123	16.86%	872	2004
	10.000000	15.111597	51.12%	1,015	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.489887	2.796840	12.33%	0	2010
	2.003648	2.489887	24.27%	0	2009
	9.538923	2.003648	-79.00%	0	2008
	10.000000	9.538923	-4.61%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.546921	3.990148	12.50%	0	2010
	2.864821	3.546921	23.81%	678	2009
	13.602291	2.864821	-78.94%	679	2008
	13.904025	13.602291	-2.17%	1,574	2007
	12.949106	13.904025	7.37%	1,574	2006
	12.913506	12.949106	0.28%	3,088	2005
	12.081836	12.913506	6.88%	1,576	2004
	10.000000	12.081836	20.82%	1,830	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.797538	14.571030	13.86%	7,436	2010
	10.171462	12.797538	25.82%	12,121	2009
	16.860008	10.171462	-39.67%	15,379	2008
	16.469437	16.860008	2.37%	18,359	2007
	14.598881	16.469437	12.81%	8,808	2006
	14.044359	14.598881	3.95%	3,457	2005
	13.090067	14.044359	7.29%	3,159	2004
	10.000000	13.090067	30.90%	2,787	2003*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.076263	20.656451	20.97%	1,585	2010
	12.690879	17.076263	34.56%	3,475	2009
	20.825139	12.690879	-39.06%	4,851	2008
	21.486399	20.825139	-3.08%	7,566	2007
	19.062727	21.486399	12.71%	1,381	2006
	17.674345	19.062727	7.86%	332	2005
	15.086384	17.674345	17.15%	0	2004
	10.000000	15.086384	50.86%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.841398	11.655907	7.51%	13,575	2010
	10.000000	10.841398	8.41%	638	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.920652	11.291696	3.40%	20,616	2010
	10.000000	10.920652	9.21%	11,406	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.230666	12.627166	12.43%	0	2010
	8.801105	11.230666	27.61%	0	2009
	14.605472	8.801105	-39.74%	0	2008
	15.814500	14.605472	-7.65%	0	2007
	13.878937	15.814500	13.95%	0	2006
	13.416801	13.878937	3.44%	0	2005
	12.283848	13.416801	9.22%	0	2004
	10.000000	12.283848	22.84%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.389186	15.562903	8.16%	0	2010
	11.744881	14.389186	22.51%	0	2009
	21.317895	11.744881	-44.91%	0	2008
	20.014021	21.317895	6.51%	0	2007
	15.940489	20.014021	25.55%	0	2006
	14.452492	15.940489	10.30%	0	2005
	12.653145	14.452492	14.22%	0	2004
	10.000000	12.653145	26.53%	0	2003*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.476794	16.003190	18.75%	0	2010
	8.364903	13.476794	61.11%	0	2009
	13.514512	8.364903	-38.10%	0	2008
	13.030197	13.514512	3.72%	0	2007
	12.571599	13.030197	3.65%	0	2006
	12.099565	12.571599	3.90%	0	2005
	11.719017	12.099565	3.25%	0	2004
	10.000000	11.719017	17.19%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.516214	5.16%	862	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.519334	11.049723	5.04%	2,641	2010
	9.783489	10.519334	7.52%	3,672	2009
	11.114815	9.783489	-11.98%	10,292	2008
	10.747251	11.114815	3.42%	24,473	2007
	10.556674	10.747251	1.81%	3,074	2006
	10.332268	10.556674	2.17%	0	2005
	10.099592	10.332268	2.30%	0	2004
	10.000000	10.099592	1.00%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.241042	19.677809	7.88%	0	2010
	14.261747	18.241042	27.90%	0	2009
	17.064754	14.261747	-16.43%	0	2008
	16.318002	17.064754	4.58%	0	2007
	14.980954	16.318002	8.92%	0	2006
	13.590037	14.980954	10.23%	0	2005
	12.559190	13.590037	8.21%	0	2004
	10.000000	12.559190	25.59%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.781807	17.82%	15,472	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.981380	16.177314	24.62%	1,173	2010
	8.651424	12.981380	50.05%	735	2009*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.500366	13.853680	10.83%	1,043	2010
	10.571782	12.500366	18.24%	1,727	2009
	18.144090	10.571782	-41.73%	2,054	2008
	17.612985	18.144090	3.02%	2,587	2007
	15.323276	17.612985	14.94%	3,570	2006
	14.910135	15.323276	2.77%	4,266	2005
	13.644490	14.910135	9.28%	3,583	2004
	10.000000	13.644490	36.44%	1,233	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.899440	22.262631	24.38%	12,317	2010
	12.770620	17.899440	40.16%	9,159	2009
	20.230378	12.770620	-36.87%	9,417	2008
	20.282891	20.230378	-0.26%	0	2007
	18.076044	20.282891	12.21%	0	2006
	17.252945	18.076044	4.77%	0	2005
	14.747238	17.252945	16.99%	0	2004
	10.000000	14.747238	47.47%	909	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.100594	12.497477	3.28%	130,204	2010
	11.174654	12.100594	8.29%	128,051	2009
	11.557301	11.174654	-3.31%	124,312	2008
	10.744215	11.557301	7.57%	66,354	2007
	10.764197	10.744215	-0.19%	59,857	2006
	10.786832	10.764197	-0.21%	50,960	2005
	10.376039	10.786832	3.96%	14,769	2004
	10.000000	10.376039	3.76%	1,503	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.702518	14.210230	11.87%	605	2010
	10.977647	12.702518	15.71%	1,327	2009
	17.118633	10.977647	-35.87%	1,576	2008
	17.501112	17.118633	-2.19%	1,671	2007
	15.248165	17.501112	14.78%	1,756	2006
	14.848231	15.248165	2.69%	2,591	2005
	13.424590	14.848231	10.60%	2,931	2004
	10.000000	13.424590	34.25%	2,412	2003*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.969492	13.991845	16.90%	39,666	2010
	9.385566	11.969492	27.53%	42,719	2009
	12.654442	9.385566	-25.83%	41,909	2008
	13.201290	12.654442	-4.14%	50,435	2007
	11.175422	13.201290	18.13%	32,646	2006
	10.000000	11.175422	11.75%	11,249	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.035254	12.978965	7.84%	7,164	2010
	10.000000	12.035254	20.35%	3,090	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.760592	20.720623	23.63%	83,949	2010
	13.644443	16.760592	22.84%	26,493	2009
	20.102320	13.644443	-32.13%	30,678	2008
	20.597299	20.102320	-2.40%	22,535	2007
	18.322676	20.597299	12.41%	18,603	2006
	17.390155	18.322676	5.36%	17,360	2005
	14.521723	17.390155	9.75%	6,977	2004
	10.000000	14.521723	45.22%	1,448	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.140125	14.787085	12.53%	118,797	2010
	10.610643	13.140125	23.84%	132,338	2009
	17.230487	10.610643	-38.42%	132,403	2008
	16.705238	17.230487	3.14%	142,431	2007
	14.757838	16.705238	13.20%	146,250	2006
	14.382267	14.757838	2.61%	101,484	2005
	13.265137	14.382267	8.42%	32,788	2004
	10.000000	13.265137	32.65%	5,051	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.228460	14.952491	13.03%	24,708	2010
	11.015450	13.228460	20.09%	16,104	2009
	15.953656	11.015450	-30.95%	17,748	2008
	15.198002	15.953656	4.97%	13,792	2007
	13.310580	15.198002	14.18%	25,356	2006
	13.011223	13.310580	2.30%	19,961	2005
	12.636845	13.011223	2.96%	15,360	2004
	10.000000	12.636845	26.37%	2,765	2003*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.416903	13.388778	28.53%	0	2010
	8.430458	10.416903	23.56%	0	2009
	13.789376	8.430458	-38.86%	0	2008
	15.821007	13.789376	-12.84%	0	2007
	15.554423	15.821007	1.71%	0	2006
	14.997346	15.554423	3.71%	0	2005
	13.746125	14.997346	9.10%	0	2004
	10.000000	13.746125	37.46%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.808384	14.221336	11.03%	244	2010
	11.509681	12.808384	11.28%	244	2009
	16.656504	11.509681	-30.90%	244	2008
	15.463850	16.656504	7.71%	245	2007
	13.593219	15.463850	13.76%	245	2006
	13.604024	13.593219	-0.08%	208	2005
	12.927207	13.604024	5.24%	208	2004
	10.000000	12.927207	29.27%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.644119	12.387889	6.39%	41,804	2010
	9.863406	11.644119	18.05%	59,635	2009
	10.859284	9.863406	-9.17%	70,469	2008
	10.513347	10.859284	3.29%	53,784	2007
	10.296493	10.513347	2.11%	44,776	2006
	10.376971	10.296493	-0.78%	36,032	2005
	10.222441	10.376971	1.51%	6,511	2004
	10.000000	10.222441	2.22%	4,968	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.956998	12.115952	10.58%	178,299	2010
	8.996925	10.956998	21.79%	239,650	2009
	12.237236	8.996925	-26.48%	267,175	2008
	11.488747	12.237236	6.51%	269,624	2007
	10.670550	11.488747	7.67%	241,224	2006
	10.000000	10.670550	6.71%	102,229	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.852605	12.190669	12.33%	585,172	2010
	8.592820	10.852605	26.30%	612,542	2009
	13.015105	8.592820	-33.98%	608,354	2008
	12.047375	13.015105	8.03%	551,810	2007
	10.976545	12.047375	9.76%	470,010	2006
	10.000000	10.976545	9.77%	282,815	2005*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.601792	12.071604	13.86%	217,645	2010
	8.225886	10.601792	28.88%	212,578	2009
	13.541827	8.225886	-39.26%	221,996	2008
	12.409354	13.541827	9.13%	185,661	2007
	11.184232	12.409354	10.95%	152,377	2006
	10.000000	11.184232	11.84%	74,240	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.222735	16.651031	17.07%	10,172	2010
	9.809426	14.222735	44.99%	14,787	2009
	21.898425	9.809426	-55.20%	18,074	2008
	15.304969	21.898425	43.08%	24,451	2007
	13.357393	15.304969	14.58%	14,461	2006
	10.000000	13.357393	33.57%	5,399	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.032263	14.714425	12.91%	140,264	2010
	10.212523	13.032263	27.61%	129,586	2009
	18.176748	10.212523	-43.82%	140,640	2008
	18.269816	18.176748	-0.51%	125,900	2007
	15.504390	18.269816	17.84%	146,682	2006
	14.947116	15.504390	3.73%	109,555	2005
	13.676909	14.947116	9.29%	40,172	2004
	10.000000	13.676909	36.77%	7,155	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.307758	14.978073	21.70%	61,958	2010
	9.789375	12.307758	25.73%	65,528	2009
	18.910316	9.789375	-48.23%	61,342	2008
	15.197310	18.910316	24.43%	61,891	2007
	14.513399	15.197310	4.71%	47,265	2006
	14.000748	14.513399	3.66%	41,727	2005
	13.818654	14.000748	1.32%	18,307	2004
	10.000000	13.818654	38.19%	704	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.861582	12.533669	5.67%	925,110	2010
	10.455436	11.861582	13.45%	1,400,192	2009
	11.023236	10.455436	-5.15%	1,282,436	2008
	10.780356	11.023236	2.25%	1,424,294	2007
	10.536024	10.780356	2.32%	627,195	2006
	10.523767	10.536024	0.12%	138,121	2005
	10.280466	10.523767	2.37%	38,171	2004
	10.000000	10.280466	2.80%	5,688	2003*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.711886	26.163996	26.32%	204,360	2010
	15.084376	20.711886	37.31%	210,608	2009
	25.422593	15.084376	-40.67%	212,105	2008
	22.436487	25.422593	13.31%	197,234	2007
	20.315297	22.436487	10.44%	163,343	2006
	17.519636	20.315297	15.96%	115,521	2005
	14.304553	17.519636	22.48%	24,929	2004
	10.000000	14.304553	43.05%	5,180	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.425249	19.317013	10.86%	0	2010
	14.051348	17.425249	24.01%	0	2009
	25.521269	14.051348	-44.94%	0	2008
	22.193606	25.521269	14.99%	0	2007
	19.179150	22.193606	15.72%	0	2006
	16.433121	19.179150	16.71%	0	2005
	14.760564	16.433121	11.33%	0	2004
	10.000000	14.760564	47.61%	1,138	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.669470	12.935952	10.85%	53,714	2010
	9.411523	11.669470	23.99%	51,440	2009
	17.089649	9.411523	-44.93%	37,339	2008
	14.860462	17.089649	15.00%	28,410	2007
	12.837627	14.860462	15.76%	12,848	2006
	11.003353	12.837627	16.67%	11,092	2005
	10.000000	11.003353	10.03%	14,132	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.304818	20.239014	24.13%	8,365	2010
	10.559959	16.304818	54.40%	10,427	2009
	22.064612	10.559959	-52.14%	10,998	2008
	21.300753	22.064612	3.59%	11,250	2007
	18.687545	21.300753	13.98%	19,257	2006
	18.568815	18.687545	0.64%	15,796	2005
	16.601913	18.568815	11.85%	1,215	2004
	10.000000	16.601913	66.02%	977	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.404178	11.517649	10.70%	91,009	2010
	7.809563	10.404178	33.22%	125,754	2009
	11.299943	7.809563	-30.89%	133,389	2008
	11.085844	11.299943	1.93%	123,997	2007
	10.000000	11.085844	10.86%	28,570	2006*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.237176	15.690609	18.53%	50,072	2010
	11.481566	13.237176	15.29%	67,141	2009
	16.030637	11.481566	-28.38%	80,780	2008
	16.768456	16.030637	-4.40%	90,544	2007
	14.571240	16.768456	15.08%	106,654	2006
	14.338735	14.571240	1.62%	94,585	2005
	13.147979	14.338735	9.06%	25,530	2004
	10.000000	13.147979	31.48%	1,677	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.188036	21.653562	25.98%	169,070	2010
	13.545032	17.188036	26.90%	321,352	2009
	20.582439	13.545032	-34.19%	20,372	2008
	21.461905	20.582439	-4.10%	18,763	2007
	18.672305	21.461905	14.94%	25,264	2006
	17.472125	18.672305	6.87%	16,851	2005
	14.370679	17.472125	21.58%	9,432	2004
	10.000000	14.370679	43.71%	161	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.418116	9.118982	8.33%	0	2010
	6.578070	8.418116	27.97%	0	2009
	10.000000	6.578070	-34.22%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.891739	18.348461	15.46%	6,170	2010
	9.369330	15.891739	69.61%	6,868	2009
	20.149958	9.369330	-53.50%	5,420	2008
	15.937169	20.149958	26.43%	4,298	2007
	12.655507	15.937169	25.93%	11,978	2006
	10.000000	12.655507	26.56%	3,401	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.479732	19.682940	6.51%	0	2010
	13.724837	18.479732	34.64%	0	2009
	23.430527	13.724837	-41.42%	0	2008
	20.657060	23.430527	13.43%	0	2007
	17.311415	20.657060	19.33%	0	2006
	15.992577	17.311415	8.25%	0	2005
	13.732826	15.992577	16.46%	0	2004
	10.000000	13.732826	37.33%	1,375	2003*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.284976	14.149968	6.51%	66,503	2010
	9.855569	13.284976	34.80%	71,893	2009
	16.829070	9.855569	-41.44%	887,293	2008
	14.838451	16.829070	13.42%	582,580	2007
	12.433552	14.838451	19.34%	310,071	2006
	11.490111	12.433552	8.21%	66,825	2005
	10.000000	11.490111	14.90%	2,918	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.371916	16.150984	12.38%	16,573	2010
	12.324804	14.371916	16.61%	18,097	2009
	11.811239	12.324804	4.35%	25,689	2008
	10.828109	11.811239	9.08%	8,463	2007
	9.766142	10.828109	10.87%	3,142	2006
	10.000000	9.766142	-2.34%	475	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.306003	3.06%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.280501	12.81%	47	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.354626	12.852399	13.19%	9,974	2010
	9.573413	11.354626	18.61%	13,402	2009
	16.983818	9.573413	-43.63%	13,712	2008
	15.472600	16.983818	9.77%	14,774	2007
	14.847962	15.472600	4.21%	14,524	2006
	13.917742	14.847962	6.68%	8,917	2005
	13.321974	13.917742	4.47%	499	2004
	10.000000	13.321974	33.22%	506	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.216979	17.712634	16.40%	22,653	2010
	10.907803	15.216979	39.51%	26,165	2009
	20.999070	10.907803	-48.06%	26,101	2008
	19.335577	20.999070	8.60%	27,205	2007
	16.927273	19.335577	14.23%	33,207	2006
	15.766901	16.927273	7.36%	20,884	2005
	13.921930	15.766901	13.25%	7,398	2004
	10.000000	13.921930	39.22%	266	2003*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.825400	12.626540	6.77%	41,869	2010
	10.000000	11.825400	18.25%	23,518	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.488254	16.452918	6.23%	0	2010
	12.552746	15.488254	23.39%	584	2009
	15.220939	12.552746	-17.53%	2,152	2008
	14.048292	15.220939	8.35%	4,789	2007
	12.949158	14.048292	8.49%	3,861	2006
	12.241351	12.949158	5.78%	4,072	2005
	11.505218	12.241351	6.40%	4,360	2004
	10.000000	11.505218	15.05%	3,332	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.009002	18.840477	4.62%	80,719	2010
	12.553269	18.009002	43.46%	64,711	2009
	22.943703	12.553269	-45.29%	58,209	2008
	17.092574	22.943703	34.23%	33,277	2007
	15.942807	17.092574	7.21%	10,372	2006
	14.415779	15.942807	10.59%	3,101	2005
	12.437665	14.415779	15.90%	3,101	2004
	10.000000	12.437665	24.38%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.220911	12.21%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.081392	27.125789	22.84%	23,778	2010
	12.550541	22.081392	75.94%	181,406	2009
	26.730950	12.550541	-53.05%	210,564	2008
	21.245256	26.730950	25.82%	99,597	2007
	14.739596	21.245256	44.14%	93,508	2006
	11.363048	14.739596	29.72%	0	2005
	10.000000	11.363048	13.63%	0	2004*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.496924	39.916616	22.83%	0	2010
	18.470555	32.496924	75.94%	0	2009
	39.355413	18.470555	-53.07%	0	2008
	31.366880	39.355413	44.07%	0	2007
	21.719936	31.366880	44.42%	0	2006
	16.754159	21.719936	29.64%	0	2005
	14.367666	16.754159	16.61%	0	2004
	10.000000	14.367666	43.68%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.438590	14.808017	10.19%	10,421	2010
	9.833460	13.438590	36.66%	17,269	2009
	15.882140	9.833460	-38.08%	17,781	2008
	14.561211	15.882140	9.07%	18,336	2007
	13.811057	14.561211	5.43%	23,574	2006
	13.486320	13.811057	2.41%	22,790	2005
	12.594868	13.486320	7.08%	12,225	2004
	10.000000	12.594868	25.95%	2,483	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.362835	16.787166	9.27%	601,169	2010
	12.769555	15.362835	20.31%	771,167	2009
	19.324816	12.769555	-33.92%	116,396	2008
	18.282573	19.324816	5.70%	84,178	2007
	15.440964	18.282573	18.40%	48,903	2006
	14.760636	15.440964	4.61%	27,025	2005
	13.083772	14.760636	12.82%	13,049	2004
	10.000000	13.083772	30.84%	2,640	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.717202	7.17%	30,172	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.889402	10.229857	3.44%	373,339	2010
	8.881836	9.889402	11.34%	630,775	2009
	10.442362	8.881836	-14.94%	1,164,392	2008
	10.145287	10.442362	2.93%	1,237,312	2007
	9.909111	10.145287	2.38%	571,969	2006
	9.941633	9.909111	-0.33%	78,096	2005
	10.040481	9.941633	-0.98%	40,815	2004
	10.000000	10.040481	0.40%	16,097	2003*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.010583	12.939609	17.52%	2,884	2010
	9.129398	11.010583	20.61%	3,779	2009
	15.352476	9.129398	-40.53%	3,933	2008
	15.547415	15.352476	-1.25%	3,983	2007
	15.034039	15.547415	3.41%	8,349	2006
	14.870180	15.034039	1.10%	6,282	2005
	13.528240	14.870180	9.92%	5,093	2004
	10.000000	13.528240	35.28%	193	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.967155	15.652245	20.71%	104,988	2010
	10.042218	12.967155	29.13%	107,496	2009
	16.879012	10.042218	-40.50%	109,725	2008
	15.965747	16.879012	5.72%	1,297,158	2007
	14.291049	15.965747	11.72%	797,256	2006
	13.611475	14.291049	4.99%	188,160	2005
	12.229791	13.611475	11.30%	54,685	2004
	10.000000	12.229791	22.30%	1,358	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.404567	13.790494	11.17%	221,810	2010
	10.000000	12.404567	24.05%	571	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.102112	10.017612	10.06%	983,487	2010
	7.506594	9.102112	21.25%	970,876	2009
	10.880072	7.506594	-31.01%	825,522	2008
	10.434128	10.880072	4.27%	357,775	2007
	10.000000	10.434128	4.34%	90,499	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.282254	10.707494	4.14%	604,042	2010
	9.331593	10.282254	10.19%	568,841	2009
	10.538162	9.331593	-11.45%	537,566	2008
	10.416259	10.538162	1.17%	279,178	2007
	10.000000	10.416259	4.16%	3,677	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.098290	11.042898	9.35%	79,237	2010
	7.258389	10.098290	39.13%	67,768	2009
	12.039659	7.258389	-39.71%	66,369	2008
	10.715931	12.039659	12.35%	39,458	2007
	10.000000	10.715931	7.16%	5,820	2006*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.415640	9.772798	16.13%	244,333	2010
	6.171929	8.415640	36.35%	283,407	2009
	11.260943	6.171929	-45.19%	398,940	2008
	10.243775	11.260943	9.93%	285,905	2007
	10.000000	10.243775	2.44%	175,091	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.638486	8.328583	9.03%	639,334	2010
	5.948820	7.638486	28.40%	563,896	2009
	9.776234	5.948820	-39.15%	480,507	2008
	10.000000	9.776234	-2.24%	121,796	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.475127	16.092715	11.17%	584	2010
	10.091024	14.475127	43.45%	584	2009
	14.263038	10.091024	-29.25%	662	2008
	14.077197	14.263038	1.32%	663	2007
	12.953685	14.077197	8.67%	3,054	2006
	12.877246	12.953685	0.59%	4,498	2005
	11.904593	12.877246	8.17%	5,041	2004
	10.000000	11.904593	19.05%	2,326	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.634011	12.934760	11.18%	60,260	2010
	8.105879	11.634011	43.53%	71,268	2009
	11.474465	8.105879	-29.36%	24,069	2008
	11.321282	11.474465	1.35%	12,881	2007
	10.418162	11.321282	8.67%	8,805	2006
	10.000000	10.418162	4.18%	9,390	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.655149	8.678463	13.37%	13,306	2010
	5.093703	7.655149	50.29%	13,195	2009
	10.000000	5.093703	-49.06%	745	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.872447	9.557223	21.40%	854,980	2010
	6.103951	7.872447	28.97%	1,509,383	2009
	10.000000	6.103951	-38.96%	1,734,749	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.044836	9.086283	12.95%	30,867	2010
	6.337755	8.044836	26.94%	31,138	2009
	10.000000	6.337755	-36.62%	22,165	2008*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.294787	10.082476	8.47%	521,185	2010
	7.895368	9.294787	17.72%	294,424	2009
	10.000000	7.895368	-21.05%	271,451	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.753321	9.665696	10.42%	1,785,597	2010
	7.175372	8.753321	21.99%	720,514	2009
	10.000000	7.175372	-28.25%	505,659	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.040691	10.535889	4.93%	161,177	2010
	9.042194	10.040691	11.04%	111,032	2009
	10.000000	9.042194	-9.58%	96,989	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.024479	9.874824	9.42%	1,719,672	2010
	7.532112	9.024479	19.81%	525,635	2009
	10.000000	7.532112	-24.68%	488,732	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.473381	9.433360	11.33%	2,075,599	2010
	6.813408	8.473381	24.36%	432,971	2009
	10.000000	6.813408	-31.87%	393,508	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.566746	10.248492	7.13%	417,077	2010
	8.274211	9.566746	15.62%	274,200	2009
	10.000000	8.274211	-17.26%	194,700	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.463248	10.976951	4.91%	382,781	2010
	9.807050	10.463248	6.69%	629,844	2009
	10.000000	9.807050	-1.93%	3,748	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.225826	11.924351	6.22%	18,593	2010
	9.812853	11.225826	14.40%	11,326	2009
	10.000000	9.812853	-1.87%	9,404	2008*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	32.429811	36.932972	13.89%	0	2010
	20.238876	32.429811	60.24%	0	2009
	48.966528	20.238876	-58.67%	0	2008
	34.329087	48.966528	42.64%	0	2007
	25.630840	34.329087	33.94%	0	2006
	19.712603	25.630840	30.02%	0	2005
	16.659025	19.712603	18.33%	0	2004
	10.000000	16.659025	66.59%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.402636	22.092277	13.86%	9,607	2010
	12.108847	19.402636	60.24%	12,733	2009
	29.250342	12.108847	-58.60%	10,967	2008
	20.470158	29.250342	42.89%	22,216	2007
	15.256471	20.470158	34.17%	14,146	2006
	11.719770	15.256471	30.18%	13,835	2005
	10.000000	11.719770	17.20%	4,302	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.800022	12.147918	2.95%	752,334	2010
	11.695753	11.800022	0.89%	1,223,527	2009
	11.050957	11.695753	5.83%	1,481,038	2008
	10.497385	11.050957	5.27%	1,277,811	2007
	10.338406	10.497385	1.54%	633,243	2006
	10.189502	10.338406	1.46%	144,273	2005
	10.043359	10.189502	1.46%	34,331	2004
	10.000000	10.043359	0.43%	5,873	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.923092	7.686505	11.03%	14,574	2010
	5.443293	6.923092	27.19%	18,088	2009
	10.000000	5.443293	-45.57%	7,663	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.226406	8.680525	5.52%	5,906	2010
	6.510364	8.226406	26.36%	6,379	2009
	11.644002	6.510364	-44.09%	3,750	2008
	10.835236	11.644002	7.46%	2,473	2007
	10.000000	10.835236	8.35%	1,999	2006*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.095973	17.001736	12.62%	1,424,562	2010
	12.078766	15.095973	24.98%	1,571,277	2009
	19.466359	12.078766	-37.95%	1,593,129	2008
	18.700744	19.466359	4.09%	1,549,900	2007
	16.285762	18.700744	14.83%	1,455,892	2006
	15.356948	16.285762	6.05%	1,129,280	2005
	13.707728	15.356948	12.03%	200,581	2004
	10.000000	13.707728	37.08%	29,729	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.503903	12.411964	7.89%	56,998	2010
	10.000000	11.503903	15.04%	849	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.061576	13.276309	10.07%	297,318	2010
	10.000000	12.061576	20.62%	95,552	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.959774	12.442939	4.04%	195,825	2010
	11.159036	11.959774	7.18%	170,296	2009
	12.085719	11.159036	-7.67%	123,699	2008
	11.673956	12.085719	3.53%	105,520	2007
	11.191464	11.673956	4.31%	123,954	2006
	11.025641	11.191464	1.50%	92,940	2005
	10.723133	11.025641	2.82%	8,492	2004
	10.000000	10.723133	7.23%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.635381	14.858981	8.97%	3,469,474	2010
	11.649125	13.635381	17.05%	3,651,887	2009
	15.437685	11.649125	-24.54%	3,952,489	2008
	14.872451	15.437685	3.80%	3,695,952	2007
	13.593344	14.872451	9.41%	2,525,972	2006
	13.132916	13.593344	3.51%	1,068,077	2005
	12.203108	13.132916	7.62%	340,665	2004
	10.000000	12.203108	22.03%	112,543	2003*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.605638	16.191935	10.86%	3,934,456	2010
	11.950716	14.605638	22.22%	4,070,320	2009
	17.729297	11.950716	-32.59%	4,130,025	2008
	17.001173	17.729297	4.28%	3,941,584	2007
	15.106544	17.001173	12.54%	3,478,952	2006
	14.359307	15.106544	5.20%	1,860,069	2005
	13.038300	14.359307	10.13%	373,062	2004
	10.000000	13.038300	30.38%	62,954	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.867974	13.719595	6.62%	684,311	2010
	11.432441	12.867974	12.56%	752,838	2009
	13.696706	11.432441	-16.53%	819,126	2008
	13.170301	13.696706	4.00%	775,965	2007
	12.362921	13.170301	6.53%	525,966	2006
	12.042290	12.362921	2.66%	282,652	2005
	11.437925	12.042290	5.28%	55,855	2004
	10.000000	11.437925	14.38%	21,201	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.133429	21.244633	24.00%	37,642	2010
	12.751660	17.133429	34.36%	54,612	2009
	20.427933	12.751660	-37.58%	51,457	2008
	19.332334	20.427933	5.67%	52,817	2007
	17.905052	19.332334	7.97%	48,385	2006
	16.256166	17.905052	10.14%	46,641	2005
	14.296525	16.256166	13.71%	11,994	2004
	10.000000	14.296525	42.97%	4,004	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.301295	10.121033	-1.75%	552,046	2010
	10.480380	10.301295	-1.71%	464,488	2009
	10.452394	10.480380	0.27%	576,476	2008
	10.152993	10.452394	2.95%	642,179	2007
	9.885496	10.152993	2.71%	302,816	2006
	9.799630	9.885496	0.88%	324,292	2005
	9.893901	9.799630	-0.95%	100,651	2004
	10.000000	9.893901	-1.06%	12,421	2003*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.041376	13.083288	8.65%	103,813	2010
	9.853499	12.041376	22.20%	91,305	2009
	12.125745	9.853499	-18.74%	92,944	2008
	11.797281	12.125745	2.78%	69,408	2007
	11.452724	11.797281	3.01%	16,896	2006
	11.407467	11.452724	0.40%	16,199	2005
	10.898535	11.407467	4.67%	8,216	2004
	10.000000	10.898535	8.99%	199	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.093736	9.050027	11.82%	919,767	2010
	6.052492	8.093736	33.73%	1,400,644	2009
	10.000000	6.052492	-39.48%	1,482,014	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.444525	15.028489	4.04%	0	2010
	11.352016	14.444525	27.24%	0	2009
	21.589059	11.352016	-47.42%	0	2008
	21.396244	21.589059	0.90%	0	2007
	17.790715	21.396244	20.27%	0	2006
	16.197590	17.790715	9.84%	0	2005
	13.738380	16.197590	17.90%	738	2004
	10.000000	13.738380	37.38%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.218016	10.626678	4.00%	101,390	2010
	8.031437	10.218016	27.23%	85,093	2009
	15.266276	8.031437	-47.39%	555,410	2008
	15.131435	15.266276	0.89%	695,128	2007
	12.581194	15.131435	20.27%	328,123	2006
	11.453079	12.581194	9.85%	72,966	2005
	10.000000	11.453079	14.53%	14,202	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.988688	9.054459	13.34%	444,794	2010
	6.285917	7.988688	27.09%	877,198	2009
	10.000000	6.285917	-37.14%	906	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.854021	8.700219	10.77%	36,403	2010
	6.274075	7.854021	25.18%	45,234	2009
	10.000000	6.274075	-37.26%	1,993	2008*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.714076	9.585284	24.26%	589,122	2010
	6.196535	7.714076	24.49%	873,717	2009
	10.000000	6.196535	-38.03%	542,618	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.560970	10.062592	17.54%	575,464	2010
	6.678536	8.560970	28.19%	835,464	2009
	10.000000	6.678536	-33.21%	1,095,805	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.544128	14.189699	22.92%	12,451	2010
	9.238210	11.544128	24.96%	16,032	2009
	17.587905	9.238210	-47.47%	16,308	2008
	16.349615	17.587905	7.57%	30,951	2007
	16.157720	16.349615	1.19%	10,590	2006
	15.263895	16.157720	5.86%	13,780	2005
	13.727977	15.263895	11.19%	3.725	2004
	10.000000	13.727977	37.28%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.715464	20.771140	24.26%	16,205	2010
	13.517550	16.715464	23.66%	19,815	2009
	20.323216	13.517550	-33.49%	14,711	2008
	22.299337	20.323216	-8.86%	16,449	2007
	19.381755	22.299337	15.05%	15,506	2006
	19.192160	19.381755	0.99%	12,370	2005
	16.696167	19.192160	14.95%	8,821	2004
	10.000000	16.696167	66.96%	383	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.526315	20.293371	22.79%	31,186	2010
	12.512624	16.526315	32.08%	36,236	2009
	20.659969	12.512624	-39.44%	118,823	2008
	20.638995	20.659969	0.10%	96,757	2007
	18.796627	20.638995	9.80%	106,892	2006
	17.079751	18.796627	10.05%	25,088	2005
	14.634859	17.079751	16.71%	6,640	2004
	10.000000	14.634859	46.35%	435	2003*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.402068	13.796466	11.24%	577,204	2010
	10.053611	12.402068	23.36%	966,797	2009
	17.525749	10.053611	-42.64%	1,167,847	2008
	16.534481	17.525749	6.00%	991,762	2007
	14.839520	16.534481	11.42%	587,156	2006
	14.109763	14.839520	5.17%	110,815	2005
	13.111059	14.109763	7.62%	2,737	2004
	10.000000	13.111059	31.11%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.138633	9.105436	27.55%	76,327	2010
	5.567096	7.138633	28.23%	94,836	2009
	10.000000	5.567096	-44.33%	2,869	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.341446	10.406354	0.63%	124,927	2010
	9.826970	10.341446	5.24%	138,308	2009
	10.000000	9.826970	-1.73%	35,955	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.259947	14.492164	9.29%	84	2010
	10.000000	13.259947	32.60%	50	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.885329	13.738189	6.62%	470,532	2010
	10.000000	12.885329	28.85%	1,425	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.881784	13.459684	4.49%	621,929	2010
	10.000000	12.881784	28.82%	1,066,957	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.495264	15.307241	13.43%	224,591	2010
	10.708491	13.495264	26.02%	179,656	2009
	17.361358	10.708491	-38.32%	225,062	2008
	18.145324	17.361358	-4.32%	664,903	2007
	15.981000	18.145324	13.54%	432,128	2006
	15.646565	15.981000	2.14%	99,154	2005
	13.601345	15.646565	15.04%	7,840	2004
	10.000000	13.601345	36.01%	472	2003*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.437950	14.135150	13.65%	41,256	2010
	9.082697	12.437950	36.94%	47,122	2009
	15.497557	9.082697	-41.39%	53,251	2008
	14.873968	15.497557	4.19%	51,691	2007
	12.894589	14.873968	15.35%	54,090	2006
	11.507127	12.894589	12.06%	45,573	2005
	10.000000	11.507127	15.07%	23,213	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.071417	21.680358	13.68%	0	2010
	13.929309	19.071417	36.92%	591	2009
	23.760837	13.929309	-41.38%	672	2008
	22.799883	23.760837	4.21%	739	2007
	19.771731	22.799883	15.32%	1,065	2006
	17.642303	19.771731	12.07%	1,125	2005
	15.104878	17.642303	16.80%	1,172	2004
	10.000000	15.104878	51.05%	1,864	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.486511	2.791629	12.27%	37,917	2010
	2.001939	2.486511	24.21%	41,059	2009
	9.535678	2.001939	-79.01%	28,057	2008
	10.000000	9.535678	-4.64%	19,285	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.534524	3.974192	12.44%	3,037	2010
	2.856265	3.534524	23.75%	4,144	2009
	13.568598	2.856265	-78.95%	4,310	2008
	13.876681	13.568598	-2.22%	4,459	2007
	12.930195	13.876681	7.32%	8,013	2006
	12.901188	12.930195	0.22%	7,635	2005
	12.076446	12.901188	6.83%	3,582	2004
	10.000000	12.076446	20.76%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.752848	14.512770	13.80%	605,258	2010
	10.141101	12.752848	25.75%	938,806	2009
	16.818258	10.141101	-39.70%	1,030,676	2008
	16.437065	16.818258	2.32%	929,599	2007
	14.577583	16.437065	12.76%	652,441	2006
	14.030984	14.577583	3.90%	122,557	2005
	13.084249	14.030984	7.24%	10,382	2004
	10.000000	13.084249	30.84%	1,423	2003*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.016614	20.573839	20.90%	25,889	2010
	12.652987	17.016614	34.49%	27,820	2009
	20.773571	12.652987	-39.09%	310,793	2008
	21.444172	20.773571	-3.13%	211,369	2007
	19.034924	21.444172	12.66%	115,222	2006
	17.657508	19.034924	7.80%	15,427	2005
	15.079668	17.657508	17.09%	717	2004
	10.000000	15.079668	50.80%	301	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.837712	11.646011	7.46%	2,404	2010
	10.000000	10.837712	8.38%	1,434	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.916941	11.282116	3.35%	344,099	2010
	10.000000	10.916941	9.17%	454,029	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.192638	12.578016	12.38%	1,671	2010
	8.775762	11.192638	27.54%	4,622	2009
	14.570845	8.775762	-39.77%	5,062	2008
	15.785091	14.570845	-7.69%	5,185	2007
	13.860142	15.785091	13.89%	3,836	2006
	13.405421	13.860142	3.39%	4,313	2005
	12.279684	13.405421	9.17%	1,827	2004
	10.000000	12.279684	22.80%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.340444	15.502307	8.10%	0	2010
	11.711052	14.340444	22.45%	0	2009
	21.267332	11.711052	-44.93%	0	2008
	19.976776	21.267332	6.46%	0	2007
	15.918898	19.976776	25.49%	0	2006
	14.440241	15.918898	10.24%	0	2005
	12.648853	14.440241	14.16%	1,145	2004
	10.000000	12.648853	26.49%	1,144	2003*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.431125	15.940852	18.69%	336	2010
	8.340797	13.431125	61.03%	366	2009
	13.482437	8.340797	-38.14%	653	2008
	13.005932	13.482437	3.66%	643	2007
	12.554562	13.005932	3.60%	634	2006
	12.089308	12.554562	3.85%	620	2005
	11.715038	12.089308	3.19%	357	2004
	10.000000	11.715038	17.15%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.512665	5.13%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.483703	11.006698	4.99%	24,707	2010
	9.755312	10.483703	7.47%	32,131	2009
	11.088437	9.755312	-12.02%	704,908	2008
	10.727232	11.088437	3.37%	973,637	2007
	10.542363	10.727232	1.75%	433,704	2006
	10.323495	10.542363	2.12%	65,030	2005
	10.096155	10.323495	2.25%	955	2004
	10.000000	10.096155	0.96%	695	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.176215	19.597902	7.82%	0	2010
	14.218283	18.176215	27.84%	0	2009
	17.021413	14.218283	-16.47%	0	2008
	16.284877	17.021413	4.52%	0	2007
	14.958123	16.284877	8.87%	0	2006
	13.576214	14.958123	10.18%	0	2005
	12.552802	13.576214	8.15%	0	2004
	10.000000	12.552802	25.53%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.777838	17.78%	3,622	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.947558	16.126972	24.56%	13,583	2010
	8.633268	12.947558	49.97%	7,413	2009*

saipart3.htm
Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.456663	13.798212	10.77%	1,834	2010
	10.540193	12.456663	18.18%	2,081	2009
	18.099119	10.540193	-41.76%	2,081	2008
	17.578329	18.099119	2.96%	2,253	2007
	15.300880	17.578329	14.88%	2,254	2006
	14.895904	15.300880	2.72%	2,255	2005
	13.638413	14.895904	9.22%	2,292	2004
	10.000000	13.638413	36.38%	932	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.836941	22.173624	24.31%	1,134	2010
	12.732506	17.836941	40.09%	297	2009
	20.180294	12.732506	-36.91%	619	2008
	20.243032	20.180294	-0.31%	419	2007
	18.049671	20.243032	12.15%	419	2006
	17.236512	18.049671	4.72%	433	2005
	14.740687	17.236512	16.93%	123	2004
	10.000000	14.740687	47.41%	472	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.057551	12.446690	3.23%	5,808	2010
	11.140577	12.057551	8.23%	10,455	2009
	11.527924	11.140577	-3.36%	10,292	2008
	10.722391	11.527924	7.51%	10,778	2007
	10.747787	10.722391	-0.24%	10,716	2006
	10.775856	10.747787	-0.26%	9,506	2005
	10.370757	10.775856	3.91%	7,143	2004
	10.000000	10.370757	3.71%	1,538	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.658137	14.153395	11.81%	994	2010
	10.944856	12.658137	15.65%	5,088	2009
	17.076207	10.944856	-35.91%	5,098	2008
	17.466671	17.076207	-2.24%	5,653	2007
	15.225883	17.466671	14.72%	5,663	2006
	14.834062	15.225883	2.64%	6,189	2005
	13.418600	14.834062	10.55%	6,377	2004
	10.000000	13.418600	34.19%	4,098	2003*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.941104	13.951568	16.84%	5,026	2010
	9.368076	11.941104	27.47%	3,604	2009
	12.637300	9.368076	-25.87%	5,506	2008
	13.190159	12.637300	-4.19%	3,814	2007
	11.171661	13.190159	18.07%	4,041	2006
	10.000000	11.171661	11.72%	855	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.031177	12.967969	7.79%	1,218	2010
	10.000000	12.031177	20.31%	684	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.702030	20.637735	23.56%	5,414	2010
	13.603687	16.702030	22.78%	3,938	2009
	20.052499	13.603687	-32.16%	4,095	2008
	20.556777	20.052499	-2.45%	4,196	2007
	18.295913	20.556777	12.36%	4,210	2006
	17.373568	18.295913	5.31%	2,659	2005
	14.515251	17.373568	19.69%	1,953	2004
	10.000000	14.515251	45.15%	350	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.094192	14.727905	12.48%	11,657	2010
	10.578942	13.094192	23.78%	8,825	2009
	17.187782	10.578942	-38.45%	9,502	2008
	16.672368	17.187782	3.09%	10,378	2007
	14.736279	16.672368	13.14%	11,017	2006
	14.368549	14.736279	2.56%	11,251	2005
	13.259231	14.368549	8.37%	9,556	2004
	10.000000	13.259231	32.59%	8,305	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.182244	14.892684	12.98%	3,542	2010
	10.982547	13.182244	20.03%	3,213	2009
	15.914110	10.982547	-30.99%	5,182	2008
	15.168104	15.914110	4.92%	3,237	2007
	13.291141	15.168104	14.12%	4,047	2006
	12.998806	13.291141	2.25%	4,909	2005
	12.631214	12.998806	2.91%	5,002	2004
	10.000000	12.631214	26.31%	1,222	2003*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.380505	13.335204	28.46%	262	2010
	8.405272	10.380505	23.50%	263	2009
	13.755208	8.405272	-38.89%	269	2008
	15.789885	13.755208	-12.89%	355	2007
	15.531693	15.789885	1.66%	385	2006
	14.983039	15.531693	3.66%	322	2005
	13.740007	14.983039	9.05%	334	2004
	10.000000	13.740007	37.40%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.763647	14.164473	10.98%	142	2010
	11.475328	12.763647	11.23%	0	2009
	16.615252	11.475328	-30.93%	0	2008
	15.433434	16.615252	7.66%	0	2007
	13.573366	15.433434	13.70%	0	2006
	13.591048	13.573366	-0.13%	0	2005
	12.921451	13.591048	5.18%	96	2004
	10.000000	12.921451	29.21%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.603463	12.338353	6.33%	66,884	2010
	9.833968	11.603463	17.99%	68,529	2009
	10.832380	9.833968	-9.22%	69,993	2008
	10.492661	10.832380	3.24%	69,151	2007
	10.281448	10.492661	2.05%	13,028	2006
	10.367069	10.281448	-0.83%	13,153	2005
	10.217883	10.367069	1.46%	10,259	2004
	10.000000	10.217883	2.18%	3,653	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.930971	12.081026	10.52%	0	2010
	8.980132	10.930971	21.72%	0	2009
	12.220629	8.980132	-26.52%	0	2008
	11.479030	12.220629	6.46%	0	2007
	10.666944	11.479030	7.61%	0	2006
	10.000000	10.666944	6.67%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.826860	12.155562	12.27%	758	2010
	8.576795	10.826860	26.23%	0	2009
	12.997456	8.576795	-34.01%	0	2008
	12.037198	12.997456	7.98%	0	2007
	10.972836	12.037198	9.70%	0	2006
	10.000000	10.972836	9.73%	0	2005*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.576612	12.036799	13.81%	0	2010
	8.210542	10.576612	28.82%	0	2009
	13.523463	8.210542	-39.29%	0	2008
	12.398869	13.523463	9.07%	0	2007
	11.180460	12.398869	10.90%	0	2006
	10.000000	11.180460	11.80%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.188948	16.603040	17.01%	3,425	2010
	9.791116	14.188948	44.92%	6,629	2009
	21.868739	9.791116	-55.23%	2,456	2008
	15.292040	21.868739	43.01%	2,867	2007
	13.352901	15.292040	14.52%	425	2006
	10.000000	13.352901	33.53%	283	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.986716	14.655542	12.85%	10,637	2010
	10.182016	12.986716	27.55%	14,949	2009
	18.131699	10.182016	-43.84%	15,856	2008
	18.233864	18.131699	-0.56%	26,269	2007
	15.481737	18.233864	17.78%	22,751	2006
	14.932866	15.481737	3.68%	20,609	2005
	13.670820	14.932866	9.23%	19,051	2004
	10.000000	13.670820	36.71%	10,659	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.264761	14.918169	21.63%	2,550	2010
	9.760134	12.264761	25.66%	4,370	2009
	18.863469	9.760134	-48.26%	4,818	2008
	15.167421	18.863469	24.37%	8,921	2007
	14.492214	15.167421	4.66%	7,081	2006
	13.987398	14.492214	3.61%	6,619	2005
	13.812504	13.987398	1.27%	6,705	2004
	10.000000	13.812504	38.13%	4,247	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.820142	12.483522	5.61%	23,210	2010
	10.424222	11.820142	13.39%	44,968	2009
	10.995925	10.424222	-5.20%	40,571	2008
	10.759148	10.995925	2.20%	55,952	2007
	10.520620	10.759148	2.27%	33,569	2006
	10.513713	10.520620	0.07%	16,856	2005
	10.275874	10.513713	2.31%	10,293	2004
	10.000000	10.275874	2.76%	3,803	2003*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.639521	26.059334	26.26%	10,655	2010
	15.039323	20.639521	37.24%	8,912	2009
	25.359600	15.039323	-40.70%	10,154	2008
	22.392345	25.359600	13.25%	10,567	2007
	20.285633	22.392345	10.39%	11,092	2006
	17.502931	20.285633	15.90%	6,905	2005
	14.298178	17.502931	22.41%	4,388	2004
	10.000000	14.298178	42.98%	1,650	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.364361	19.239726	10.80%	1,060	2010
	14.009388	17.364361	23.95%	1,060	2009
	25.458055	14.009388	-44.97%	1,061	2008
	22.149968	25.458055	14.93%	1,061	2007
	19.151163	22.149968	15.66%	1,061	2006
	16.417462	19.151163	16.65%	1,062	2005
	14.753996	16.417462	11.27%	1,130	2004
	10.000000	14.753996	47.54%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.635880	12.892158	10.80%	3,218	2010
	9.389224	11.635880	23.93%	3,998	2009
	17.057859	9.389224	-44.96%	4,447	2008
	14.840411	17.057859	14.94%	5,759	2007
	12.826808	14.840411	15.70%	3,660	2006
	10.999651	12.826808	16.61%	2,700	2005
	10.000000	10.999651	10.00%	32	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.247843	20.158035	24.07%	3,339	2010
	10.528423	16.247843	54.32%	3,954	2009
	22.009961	10.528423	-52.17%	4,371	2008
	21.258879	22.009961	3.53%	5,009	2007
	18.660266	21.258879	13.93%	5,457	2006
	18.551112	18.660266	0.59%	5,692	2005
	16.594524	18.551112	11.79%	5,564	2004
	10.000000	16.594524	65.95%	1,662	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.384783	11.490332	10.65%	331	2010
	7.798968	10.384783	33.16%	8,443	2009
	11.290361	7.798968	-30.92%	1,244	2008
	11.082100	11.290361	1.88%	3,485	2007
	10.000000	11.082100	10.82%	7,983	2006*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.190899	15.627815	18.47%	6,693	2010
	11.447265	13.190899	15.23%	11,274	2009
	15.990900	11.447265	-28.41%	11,721	2008
	16.735450	15.990900	-4.45%	13,443	2007
	14.549945	16.735450	15.02%	14,015	2006
	14.325045	14.549945	1.57%	14,581	2005
	13.142118	14.325045	9.00%	8,717	2004
	10.000000	13.142118	31.42%	3,944	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.127950	21.566888	25.92%	3,767	2010
	13.504549	17.127950	26.83%	9,279	2009
	20.531409	13.504549	-34.22%	2,407	2008
	21.419668	20.531409	-4.15%	1,932	2007
	18.645032	21.419668	14.88%	2,347	2006
	17.455454	18.645032	6.81%	3,645	2005
	14.364281	17.455454	21.52%	1,160	2004
	10.000000	14.364281	43.64%	341	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.410983	9.106611	8.27%	55	2010
	6.575833	8.410983	27.91%	0	2009
	10.000000	6.575833	-34.24%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.854038	18.295629	15.40%	688	2010
	9.351859	15.854038	69.53%	2,903	2009
	20.122664	9.351859	-53.53%	1,101	2008
	15.923723	20.122664	26.37%	3,138	2007
	12.651246	15.923723	25.87%	911	2006
	10.000000	12.651246	26.51%	782	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.415144	19.604179	6.46%	1,083	2010
	13.683828	18.415144	34.58%	2,490	2009
	23.372454	13.683828	-41.45%	2,515	2008
	20.616415	23.372454	13.37%	2,759	2007
	17.286118	20.616415	19.27%	2,831	2006
	15.977318	17.286118	8.19%	4,489	2005
	13.726705	15.977318	16.40%	5,060	2004
	10.000000	13.726705	37.27%	1,184	2003*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.246751	14.102076	6.46%	1,869	2010
	9.832218	13.246751	34.73%	2,984	2009
	16.797762	9.832218	-41.47%	20,585	2008
	14.818425	16.797762	13.36%	16,527	2007
	12.423072	14.818425	19.28%	12,852	2006
	11.486259	12.423072	8.16%	1,180	2005
	10.000000	11.486259	14.86%	1,068	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.337859	16.104514	12.32%	16,691	2010
	12.301845	14.337859	16.55%	15,408	2009
	11.795237	12.301845	4.30%	15,829	2008
	10.818969	11.795237	9.02%	14,178	2007
	9.762850	10.818969	10.82%	14,196	2006
	10.000000	9.762850	-2.37%	5,977	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.305141	3.05%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.279557	12.80%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.314931	12.800953	13.13%	350	2010
	9.544812	11.314931	18.55%	2,384	2009
	16.941722	9.544812	-43.66%	3,019	2008
	15.442142	16.941722	9.71%	19,444	2007
	14.826256	15.442142	4.15%	6,401	2006
	13.904454	14.826256	6.63%	2,662	2005
	13.316033	13.904454	4.42%	2,662	2004
	10.000000	13.316033	33.16%	2,808	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.163807	17.641780	16.34%	733	2010
	10.875222	15.163807	39.43%	1,712	2009
	20.947050	10.875222	-48.08%	1,306	2008
	19.297557	20.947050	8.55%	2,330	2007
	16.902567	19.297557	14.17%	1,764	2006
	15.751883	16.902567	7.31%	1,672	2005
	13.915742	15.751883	13.19%	1,630	2004
	10.000000	13.915742	39.16%	813	2003*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.821378	12.615839	6.72%	17,182	2010
	10.000000	11.821378	18.21%	38,886	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.434123	16.387081	6.17%	295	2010
	12.515239	15.434123	23.32%	911	2009
	15.183189	12.515239	-17.57%	911	2008
	14.020622	15.183189	8.29%	912	2007
	12.930226	14.020622	8.43%	2,525	2006
	12.229660	12.930226	5.73%	2,211	2005
	11.500087	12.229660	6.34%	1,596	2004
	10.000000	11.500087	15.00%	1,299	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.946115	18.765144	4.56%	6,599	2010
	12.515803	17.946115	43.39%	1,407	2009
	22.886905	12.515803	-45.31%	1,932	2008
	17.058984	22.886905	34.16%	1,417	2007
	15.919551	17.058984	7.16%	572	2006
	14.402045	15.919551	10.54%	571	2005
	12.432126	14.402045	15.85%	571	2004
	10.000000	12.432126	24.32%	740	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.217148	12.17%	314	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.017823	27.033947	22.78%	4,702	2010
	12.520779	22.017823	75.85%	5,482	2009
	26.681202	12.520779	-53.07%	8,487	2008
	21.216561	26.681202	25.76%	6,749	2007
	14.727162	21.216561	44.06%	6,229	2006
	11.359225	14.727162	29.65%	0	2005
	10.000000	11.359225	13.59%	0	2004*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.383395	39.756955	22.77%	0	2010
	18.415391	32.383395	75.85%	0	2009
	39.257929	18.415391	-53.09%	0	2008
	31.305192	39.257929	44.00%	0	2007
	21.688225	31.305192	44.34%	0	2006
	16.738188	21.688225	29.57%	0	2005
	14.361268	16.738188	16.55%	0	2004
	10.000000	14.361268	43.61%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.391645	14.748784	10.13%	0	2010
	9.804104	13.391645	36.59%	1,867	2009
	15.842803	9.804104	-38.12%	2,036	2008
	14.532572	15.842803	9.02%	1,803	2007
	13.790894	14.532572	5.38%	1,873	2006
	13.473465	13.790894	2.36%	1,993	2005
	12.589263	13.473465	7.02%	2,423	2004
	10.000000	12.589263	25.89%	1,351	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.309174	16.720022	9.22%	11,501	2010
	12.731433	15.309174	20.25%	18,333	2009
	19.276952	12.731433	-33.96%	5,599	2008
	18.246613	19.276952	5.65%	6,452	2007
	15.418416	18.246613	18.34%	6,546	2006
	14.746550	15.418416	4.56%	3,759	2005
	13.077936	14.746550	12.76%	3,194	2004
	10.000000	13.077936	30.78%	2,541	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.713597	7.14%	1,880	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.854848	10.188937	3.39%	14,888	2010
	8.855318	9.854848	11.29%	30,655	2009
	10.416482	8.855318	-14.99%	34,455	2008
	10.125323	10.416482	2.88%	44,039	2007
	9.894639	10.125323	2.33%	23,878	2006
	9.932152	9.894639	-0.38%	10,553	2005
	10.036005	9.932152	-1.03%	6,848	2004
	10.000000	10.036005	0.36%	527	2003*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.972088	12.887809	17.46%	53	2010
	9.102129	10.972088	20.54%	672	2009
	15.314432	9.102129	-40.57%	819	2008
	15.516839	15.314432	-1.30%	886	2007
	15.012087	15.516839	3.36%	916	2006
	14.855998	15.012087	1.05%	996	2005
	13.522216	14.855998	9.86%	1,009	2004
	10.000000	13.522216	35.22%	794	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.923170	15.591222	20.65%	6,601	2010
	10.013252	12.923170	29.06%	6,902	2009
	16.838934	10.013252	-40.54%	7,189	2008
	15.936002	16.838934	5.67%	40,550	2007
	14.271672	15.936002	11.66%	28,514	2006
	13.599927	14.271672	4.94%	2,406	2005
	12.225637	13.599927	11.24%	827	2004
	10.000000	12.225637	22.26%	356	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.400366	13.778810	11.12%	10,209	2010
	10.000000	12.400366	24.00%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.085128	9.993847	10.00%	21,460	2010
	7.496405	9.085128	21.19%	22,957	2009
	10.870847	7.496405	-31.04%	19,427	2008
	10.430613	10.870847	4.22%	19,970	2007
	10.000000	10.430613	4.31%	7,252	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.263054	10.682066	4.08%	3,708	2010
	9.318922	10.263054	10.13%	7,635	2009
	10.529215	9.318922	-11.49%	3,643	2008
	10.412741	10.529215	1.12%	4,796	2007
	10.000000	10.412741	4.13%	174	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.079451	11.016702	9.30%	2,958	2010
	7.248531	10.079451	39.06%	3,289	2009
	12.029430	7.248531	-39.74%	2,902	2008
	10.712318	12.029430	12.30%	2,410	2007
	10.000000	10.712318	7.12%	200	2006*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.399928	9.749596	16.07%	6,458	2010
	6.163543	8.399928	36.28%	5,089	2009
	11.251384	6.163543	-45.22%	6,942	2008
	10.240314	11.251384	9.87%	5,882	2007
	10.000000	10.240314	2.40%	4,960	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.628096	8.313029	8.98%	998	2010
	5.943759	7.628096	28.34%	2,416	2009
	9.772893	5.943759	-39.18%	775	2008
	10.000000	9.772893	-2.27%	284	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.424560	16.028346	11.12%	739	2010
	10.060891	14.424560	43.37%	947	2009
	14.227700	10.060891	-29.29%	948	2008
	14.049499	14.227700	1.27%	948	2007
	12.934751	14.049499	8.62%	2,105	2006
	12.864955	12.934751	0.54%	4,601	2005
	11.899285	12.864955	8.12%	5,525	2004
	10.000000	11.899285	18.99%	2,562	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.606439	12.897558	11.12%	6,134	2010
	8.090783	11.606439	43.45%	5,500	2009
	11.458925	8.090783	-29.39%	4,772	2008
	11.311733	11.458925	1.30%	4,771	2007
	10.414642	11.311733	8.61%	7,842	2006
	10.000000	10.414642	4.15%	4,046	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.648644	8.666687	13.31%	355	2010
	5.091966	7.648644	50.21%	356	2009
	10.000000	5.091966	-49.08%	356	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.865745	9.544246	21.34%	13,449	2010
	6.101864	7.865745	28.91%	31,799	2009
	10.000000	6.101864	-38.98%	39,357	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.038019	9.073972	12.89%	0	2010
	6.335598	8.038019	26.87%	0	2009
	10.000000	6.335598	-36.64%	880	2008*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.286886	10.068809	8.42%	886	2010
	7.892680	9.286886	17.66%	528	2009
	10.000000	7.892680	-21.07%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.745895	9.652592	10.37%	960	2010
	7.172940	8.745895	21.93%	0	2009
	10.000000	7.172940	-28.27%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.032193	10.521626	4.88%	4,537	2010
	9.039133	10.032193	10.99%	26,090	2009
	10.000000	9.039133	-9.61%	22,296	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.016832	9.861439	9.37%	3,228	2010
	7.529554	9.016832	19.75%	2,204	2009
	10.000000	7.529554	-24.70%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.466193	9.420558	11.27%	0	2010
	6.811090	8.466193	24.30%	0	2009
	10.000000	6.811090	-31.89%	506	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.558616	10.234577	7.07%	142,750	2010
	8.271397	9.558616	15.56%	3,291	2009
	10.000000	8.271397	-17.29%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.454385	10.962081	4.86%	15,944	2010
	9.803732	10.454385	6.64%	28,970	2009
	10.000000	9.803732	-1.96%	1,523	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.216322	11.908183	6.17%	573	2010
	9.809519	11.216322	14.34%	573	2009
	10.000000	9.809519	-1.90%	249	2008*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	32.316511	36.785246	13.83%	56	2010
	20.178429	32.316511	60.15%	318	2009
	48.845262	20.178429	-58.69%	318	2008
	34.261585	48.845262	42.57%	318	2007
	25.593427	34.261585	33.87%	318	2006
	19.693802	25.593427	29.96%	589	2005
	16.651616	19.693802	18.27%	589	2004
	10.000000	16.651616	66.52%	262	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.346780	22.017490	13.80%	6,114	2010
	12.080137	19.346780	60.15%	3,514	2009
	29.195921	12.080137	-58.62%	2,680	2008
	20.442522	29.195921	42.82%	10,092	2007
	15.243606	20.442522	34.11%	2,477	2006
	11.715831	15.243606	30.11%	1,068	2005
	10.000000	11.715831	17.16%	862	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.758780	12.099304	2.90%	80,363	2010
	11.660809	11.758780	0.84%	105,046	2009
	11.023542	11.660809	5.78%	119,321	2008
	10.476712	11.023542	5.22%	110,498	2007
	10.323283	10.476712	1.49%	41,729	2006
	10.179763	10.323283	1.41%	17,955	2005
	10.038872	10.179763	1.40%	16,152	2004
	10.000000	10.038872	0.39%	2,736	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.917197	7.676060	10.97%	1,578	2010
	5.441437	6.917197	27.12%	3,324	2009
	10.000000	5.441437	-45.59%	1,189	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.211043	8.659907	5.47%	0	2010
	6.501522	8.211043	26.29%	0	2009
	11.634112	6.501522	-44.12%	0	2008
	10.831580	11.634112	7.41%	0	2007
	10.000000	10.831580	8.32%	0	2006*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.043224	16.933712	12.57%	174	2010
	12.042687	15.043224	24.92%	6,512	2009
	19.418103	12.042687	-37.98%	1,711	2008
	18.663939	19.418103	4.04%	2,235	2007
	16.261968	18.663939	14.77%	1,199	2006
	15.342293	16.261968	5.99%	272	2005
	13.701620	15.342293	11.97%	110	2004
	10.000000	13.701620	37.02%	0	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.499991	12.401429	7.84%	0	2010
	10.000000	11.499991	15.00%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.057478	13.265048	10.02%	6,679	2010
	10.000000	12.057478	20.57%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.917943	12.393105	3.99%	4,050	2010
	11.125672	11.917943	7.12%	4,015	2009
	12.055724	11.125672	-7.71%	4,030	2008
	11.650951	12.055724	3.47%	4,041	2007
	11.175080	11.650951	4.26%	1,918	2006
	11.015097	11.175080	1.45%	1,226	2005
	10.718341	11.015097	2.77%	1,328	2004
	10.000000	10.718341	7.18%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.587725	14.799515	8.92%	50,866	2010
	11.614317	13.587725	16.99%	54,804	2009
	15.399414	11.614317	-24.58%	59,265	2008
	14.843178	15.399414	3.75%	55,368	2007
	13.573482	14.843178	9.35%	51,104	2006
	13.120388	13.573482	3.45%	27,247	2005
	12.197676	13.120388	7.56%	22,429	2004
	10.000000	12.197676	21.98%	6,558	2003*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.554604	16.127159	10.80%	78,322	2010
	11.915016	14.554604	22.15%	118,520	2009
	17.685357	11.915016	-32.63%	118,877	2008
	16.967720	17.685357	4.23%	118,814	2007
	15.084471	16.967720	12.48%	139,269	2006
	14.345619	15.084471	5.15%	73,196	2005
	13.032501	14.345619	10.08%	65,562	2004
	10.000000	13.032501	30.33%	16,314	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.823011	13.664709	6.56%	21,830	2010
	11.398289	12.823011	12.50%	22,363	2009
	13.662752	11.398289	-16.57%	24,056	2008
	13.144366	13.662752	3.94%	50,380	2007
	12.344849	13.144366	6.48%	63,673	2006
	12.030792	12.344849	2.61%	6,937	2005
	11.432830	12.030792	5.23%	2,814	2004
	10.000000	11.432830	14.33%	1,813	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.073555	21.159631	23.93%	5,860	2010
	12.713568	17.073555	34.29%	6,180	2009
	20.377307	12.713568	-37.61%	6,184	2008
	19.294289	20.377307	5.61%	7,972	2007
	17.878889	19.294289	7.92%	6,803	2006
	16.240650	17.878889	10.09%	7,251	2005
	14.290151	16.240650	13.65%	4,486	2004
	10.000000	14.290151	42.90%	1,415	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.265103	10.080348	-1.80%	39,633	2010
	10.448876	10.265103	-1.76%	59,948	2009
	10.426279	10.448876	0.22%	164,899	2008
	10.132810	10.426279	2.90%	58,005	2007
	9.870853	10.132810	2.65%	17,595	2006
	9.790082	9.870853	0.83%	13,119	2005
	9.889293	9.790082	-1.00%	4,311	2004
	10.000000	9.889293	-1.11%	1,395	2003*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.999350	13.031001	8.60%	3,752	2010
	9.824098	11.999350	22.14%	8,025	2009
	12.095722	9.824098	-18.78%	6,769	2008
	11.774087	12.095722	2.73%	11,164	2007
	11.436003	11.774087	2.96%	16,140	2006
	11.396583	11.436003	0.35%	15,432	2005
	10.893681	11.396583	4.62%	14,882	2004
	10.000000	10.893681	8.94%	2,599	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.086870	9.037755	11.76%	15,818	2010
	6.050429	8.086870	33.66%	32,184	2009
	10.000000	6.050429	-39.50%	34,870	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.395582	14.969960	3.99%	0	2010
	11.319314	14.395582	27.18%	0	2009
	21.537850	11.319314	-47.44%	86	2008
	21.356427	21.537850	0.85%	86	2007
	17.766611	21.356427	20.21%	86	2006
	16.183856	17.766611	9.78%	86	2005
	13.733726	16.183856	17.48%	122	2004
	10.000000	13.733726	37.34%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.188621	10.590722	3.95%	3,759	2010
	8.012406	10.188621	27.16%	5,140	2009
	15.237873	8.012406	-47.42%	13,790	2008
	15.111008	15.237873	0.84%	21,430	2007
	12.570579	15.111008	20.21%	14,146	2006
	11.449228	12.570579	9.79%	2,331	2005
	10.000000	11.449228	14.49%	287	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.981912	9.042175	13.28%	19,630	2010
	6.283783	7.981912	27.02%	28,978	2009
	10.000000	6.283783	-37.16%	2,052	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.847341	8.688406	10.72%	12,334	2010
	6.271938	7.847341	25.12%	16,414	2009
	10.000000	6.271938	-37.28%	1,932	2008*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.707532	9.572291	24.19%	15,697	2010
	6.194427	7.707532	24.43%	24,752	2009
	10.000000	6.194427	-38.06%	13,257	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.553700	10.048939	17.48%	16,579	2010
	6.676263	8.553700	28.12%	23,828	2009
	10.000000	6.676263	-33.24%	25,487	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.503780	14.132927	22.85%	2,367	2010
	9.210609	11.503780	24.90%	2,603	2009
	17.544321	9.210609	-47.50%	1,537	2008
	16.317444	17.544321	7.52%	6,839	2007
	16.134121	16.317444	1.14%	2,484	2006
	15.249341	16.134121	5.80%	1,732	2005
	13.721857	15.249341	11.13%	1,465	2004
	10.000000	13.721857	37.22%	317	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.657048	20.688034	24.20%	1,952	2010
	13.477173	16.657048	23.59%	3,008	2009
	20.272848	13.477173	-33.52%	2,404	2008
	22.255469	20.272848	-8.91%	4,285	2007
	19.353450	22.255469	14.99%	5,093	2006
	19.173862	19.353450	0.94%	6,659	2005
	16.688734	19.173862	14.89%	6,098	2004
	10.000000	16.688734	66.89%	2,559	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.468562	20.212173	22.73%	2,240	2010
	12.475251	16.468562	32.01%	3,266	2009
	20.608770	12.475251	-39.47%	4,657	2008
	20.598389	20.608770	0.05%	5,476	2007
	18.769168	20.598389	9.75%	5,605	2006
	17.063461	18.769168	10.00%	2,729	2005
	14.628336	17.063461	16.65%	2,036	2004
	10.000000	14.628336	46.28%	784	2003*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.358728	13.741266	11.19%	9,079	2010
	10.023574	12.358728	23.30%	20,219	2009
	17.482313	10.023574	-42.66%	25,838	2008
	16.501933	17.482313	5.94%	26,915	2007
	14.817828	16.501933	11.37%	17,542	2006
	14.096285	14.817828	5.12%	0	2005
	13.105211	14.096285	7.56%	0	2004
	10.000000	13.105211	31.05%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.132550	9.093061	27.49%	10,647	2010
	5.565185	7.132550	28.16%	23,340	2009
	10.000000	5.565185	-44.35%	56	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.332676	10.392235	0.58%	7,735	2010
	9.823638	10.332676	5.18%	7,710	2009
	10.000000	9.823638	-1.76%	1,898	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.255443	14.479881	9.24%	0	2010
	10.000000	13.255443	32.55%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.880958	13.726542	6.56%	28,841	2010
	10.000000	12.880958	28.81%	380	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.877409	13.448274	4.43%	8,397	2010
	10.000000	12.877409	28.77%	19,125	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.448093	15.245979	13.37%	9,685	2010
	10.676501	13.448093	25.96%	3,641	2009
	17.318324	10.676501	-38.35%	8,694	2008
	18.109621	17.318324	-4.37%	21,158	2007
	15.957644	18.109621	13.49%	17,545	2006
	15.631642	15.957644	2.09%	4,050	2005
	13.595292	15.631642	14.98%	735	2004
	10.000000	13.595292	35.95%	269	2003*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.402160	14.087322	13.59%	6,331	2010
	9.061175	12.402160	36.87%	6,081	2009
	15.468733	9.061175	-41.42%	6,614	2008
	14.853903	15.468733	4.14%	8,111	2007
	12.883737	14.853903	15.29%	8,663	2006
	11.503272	12.883737	12.00%	7,881	2005
	10.000000	11.503272	15.03%	2,363	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.004772	21.593622	13.62%	1,055	2010
	13.887705	19.004772	36.85%	2,094	2009
	23.701973	13.887705	-41.41%	2,118	2008
	22.755050	23.701973	4.16%	2,922	2007
	19.742872	22.755050	15.26%	2,992	2006
	17.625493	19.742872	12.01%	3,736	2005
	15.098167	17.625493	16.74%	3,862	2004
	10.000000	15.098167	50.98%	1,313	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.483113	2.786390	12.21%	7,397	2010
	2.000234	2.483113	24.14%	2,560	2009
	9.532427	2.000234	-79.02%	1,344	2008
	10.000000	9.532427	-4.68%	630	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.522170	3.958276	12.38%	2,551	2010
	2.847722	3.522170	23.68%	4,333	2009
	13.534952	2.847722	-78.96%	4,776	2008
	13.849358	13.534952	-2.27%	7,115	2007
	12.911286	13.849358	7.27%	7,635	2006
	12.888862	12.911286	0.17%	7,123	2005
	12.071064	12.888862	6.77%	7,201	2004
	10.000000	12.071064	20.71%	1,560	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.708267	14.454684	13.74%	9,119	2010
	10.110795	12.708267	25.69%	19,221	2009
	16.776556	10.110795	-39.73%	23,279	2008
	16.404704	16.776556	2.27%	24,795	2007
	14.556268	16.404704	12.70%	20,642	2006
	14.017578	14.556268	3.84%	2,517	2005
	13.078404	14.017578	7.18%	2,565	2004
	10.000000	13.078404	30.78%	534	2003*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.957145	20.491527	20.84%	2,434	2010
	12.615191	16.957145	34.42%	3,222	2009
	20.722098	12.615191	-39.12%	10,115	2008
	21.401986	20.722098	-3.18%	8,987	2007
	19.007120	21.401986	12.60%	6,839	2006
	17.640670	19.007120	7.75%	1,060	2005
	15.072953	17.640670	17.04%	1,192	2004
	10.000000	15.072953	50.73%	584	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.834026	11.636134	7.40%	0	2010
	10.000000	10.834026	8.34%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.913226	11.272539	3.29%	4,763	2010
	10.000000	10.913226	9.13%	9,303	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.154656	12.528965	12.32%	181	2010
	8.750441	11.154656	27.48%	181	2009
	14.536245	8.750441	-39.80%	835	2008
	15.755685	14.536245	-7.74%	1,223	2007
	13.841360	15.755685	13.83%	1,798	2006
	13.394064	13.841360	3.34%	1,942	2005
	12.275514	13.394064	9.11%	2,262	2004
	10.000000	12.275514	22.76%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.291841	15.441920	8.05%	0	2010
	11.677311	14.291841	22.39%	0	2009
	21.216886	11.677311	-44.96%	0	2008
	19.939586	21.216886	6.41%	0	2007
	15.897319	19.939586	25.43%	0	2006
	14.427990	15.897319	10.18%	0	2005
	12.644552	14.427990	14.10%	0	2004
	10.000000	12.644552	26.45%	403	2003*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.385645	15.878783	18.63%	0	2010
	8.316778	13.385645	60.95%	0	2009
	13.450480	8.316778	-38.17%	0	2008
	12.981735	13.450480	3.61%	0	2007
	12.537566	12.981735	3.54%	0	2006
	12.079069	12.537566	3.80%	0	2005
	11.711064	12.079069	3.14%	0	2004
	10.000000	11.711064	17.11%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.509110	5.09%	180	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.448159	10.963809	4.94%	7,290	2010
	9.727192	10.448159	7.41%	7,496	2009
	11.062118	9.727192	-12.07%	17,617	2008
	10.707238	11.062118	3.31%	34,940	2007
	10.528053	10.707238	1.70%	16,011	2006
	10.314724	10.528053	2.07%	4,036	2005
	10.092718	10.314724	2.20%	3,550	2004
	10.000000	10.092718	0.93%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.111557	19.518249	7.77%	744	2010
	14.174913	18.111557	27.77%	744	2009
	16.978141	14.174913	-16.51%	745	2008
	16.251803	16.978141	4.47%	849	2007
	14.935322	16.251803	8.81%	850	2006
	13.562397	14.935322	10.12%	1,509	2005
	12.546417	13.562397	8.10%	1,527	2004
	10.000000	12.546417	25.46%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.773869	17.74%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.913770	16.076701	24.49%	1,222	2010
	8.615146	12.913770	49.90%	798	2009*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.413111	13.742989	10.71%	73	2010
	10.508689	12.413111	18.12%	84	2009
	18.054232	10.508689	-41.79%	1,302	2008
	17.543710	18.054232	2.91%	1,126	2007
	15.278513	17.543710	14.83%	1,111	2006
	14.881685	15.278513	2.67%	1,146	2005
	13.632334	14.881685	9.16%	1,389	2004
	10.000000	13.632334	36.32%	1,108	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.774548	22.084830	24.25%	1,687	2010
	12.694437	17.774548	40.02%	440	2009
	20.130240	12.694437	-36.94%	606	2008
	20.203167	20.130240	-0.36%	0	2007
	18.023283	20.203167	12.09%	0	2006
	17.220056	18.023283	4.66%	0	2005
	14.734107	17.220056	16.87%	0	2004
	10.000000	14.734107	47.34%	1,413	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.014646	12.396085	3.17%	26,383	2010
	11.106590	12.014646	8.18%	36,226	2009
	11.498609	11.106590	-3.41%	24,351	2008
	10.700603	11.498609	7.46%	11,319	2007
	10.731395	10.700603	-0.29%	12,159	2006
	10.764887	10.731395	-0.31%	35,603	2005
	10.365477	10.764887	3.85%	24,896	2004
	10.000000	10.365477	3.65%	493	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.613872	14.096731	11.76%	0	2010
	10.912153	12.613872	15.59%	0	2009
	17.033878	10.912153	-35.94%	161	2008
	17.432300	17.033878	-2.29%	145	2007
	15.203635	17.432300	14.66%	132	2006
	14.819911	15.203635	2.59%	101	2005
	13.412628	14.819911	10.49%	81	2004
	10.000000	13.412628	34.13%	0	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.912745	13.911364	16.78%	5,208	2010
	9.350585	11.912745	27.40%	5,841	2009
	12.620144	9.350585	-25.91%	14,212	2008
	13.179014	12.620144	-4.24%	4,722	2007
	11.167887	13.179014	18.01%	3,009	2006
	10.000000	11.167887	11.68%	953	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.027073	12.956952	7.73%	48	2010
	10.000000	12.027073	20.27%	973	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.643625	20.555092	23.50%	1,147	2010
	13.563037	16.643625	22.71%	2,881	2009
	20.002786	13.563037	-32.19%	2,390	2008
	20.516323	20.002786	-2.50%	935	2007
	18.269183	20.516323	12.30%	1,974	2006
	17.356994	18.269183	5.26%	14,857	2005
	14.508790	17.356994	19.63%	4,377	2004
	10.000000	14.508790	45.09%	2,886	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.048410	14.668947	12.42%	4,068	2010
	10.547325	13.048410	23.71%	9,320	2009
	17.145170	10.547325	-38.48%	9,613	2008
	16.639547	17.145170	3.04%	10,155	2007
	14.714741	16.639547	13.08%	10,512	2006
	14.354842	14.714741	2.51%	19,443	2005
	13.253320	14.354842	8.31%	16,402	2004
	10.000000	13.253320	32.53%	12,306	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.136134	14.833045	12.92%	3,505	2010
	10.949713	13.136134	19.97%	3,058	2009
	15.874644	10.949713	-31.02%	13,292	2008
	15.138224	15.874644	4.86%	3,729	2007
	13.271692	15.138224	14.06%	4,698	2006
	12.986389	13.271692	2.20%	7,862	2005
	12.625572	12.986389	2.86%	7,089	2004
	10.000000	12.625572	26.26%	2,211	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.344205	13.281829	28.40%	0	2010
	8.380150	10.344205	23.44%	105	2009
	13.721095	8.380150	-38.93%	1,565	2008
	15.758805	13.721095	-12.93%	1,389	2007
	15.509010	15.758805	1.61%	1,227	2006
	14.968748	15.509010	3.61%	1,185	2005
	13.733890	14.968748	8.99%	1,220	2004
	10.000000	13.733890	37.34%	1,256	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.719010	14.107750	10.92%	0	2010
	11.441022	12.719010	11.17%	0	2009
	16.574035	11.441022	-30.97%	0	2008
	15.403040	16.574035	7.60%	0	2007
	13.553519	15.403040	13.65%	0	2006
	13.578075	13.553519	-0.18%	0	2005
	12.915694	13.578075	5.13%	0	2004
	10.000000	12.915694	29.16%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.562875	12.288936	6.28%	5,173	2010
	9.804553	11.562875	17.93%	14,777	2009
	10.805484	9.804553	-9.26%	16,555	2008
	10.471975	10.805484	3.18%	17,126	2007
	10.266398	10.471975	2.00%	19,895	2006
	10.357156	10.266398	-0.88%	21,166	2005
	10.213311	10.357156	1.41%	21,731	2004
	10.000000	10.213311	2.13%	19,756	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.905056	12.046245	10.46%	5,886	2010
	8.963395	10.905056	21.66%	6,245	2009
	12.204072	8.963395	-26.55%	2,182	2008
	11.469338	12.204072	6.41%	2,060	2007
	10.663346	11.469338	7.56%	0	2006
	10.000000	10.663346	6.63%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.801171	12.120556	12.22%	182	2010
	8.560800	10.801171	26.17%	0	2009
	12.979840	8.560800	-34.05%	0	2008
	12.027039	12.979840	7.92%	0	2007
	10.969142	12.027039	9.64%	0	2006
	10.000000	10.969142	9.69%	0	2005*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.551525	12.002147	13.75%	0	2010
	8.195231	10.551525	28.75%	0	2009
	13.505146	8.195231	-39.32%	0	2008
	12.388402	13.505146	9.01%	0	2007
	11.176694	12.388402	10.84%	0	2006
	10.000000	11.176694	11.77%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.155272	16.555210	16.95%	6,489	2010
	9.772843	14.155272	44.84%	5,946	2009
	21.839085	9.772843	-55.25%	12,893	2008
	15.279127	21.839085	42.93%	20,397	2007
	13.348402	15.279127	14.46%	18,274	2006
	10.000000	13.348402	33.48%	559	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.941302	14.596869	12.79%	17,609	2010
	10.151580	12.941302	27.48%	15,749	2009
	18.086735	10.151580	-43.87%	15,653	2008
	18.197972	18.086735	-0.61%	23,459	2007
	15.459110	18.197972	17.72%	29,078	2006
	14.918610	15.459110	3.62%	36,764	2005
	13.664733	14.918610	9.18%	44,550	2004
	10.000000	13.664733	36.65%	16,272	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.221840	14.858393	21.57%	6,768	2010
	9.730934	12.221840	25.60%	7,080	2009
	18.816653	9.730934	-48.29%	9,509	2008
	15.137527	18.816653	24.30%	23,903	2007
	14.470999	15.137527	4.61%	14,126	2006
	13.974030	14.470999	3.56%	22,576	2005
	13.806339	13.974030	1.21%	22,767	2004
	10.000000	13.806339	38.06%	6,727	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.778830	12.433559	5.56%	24,436	2010
	10.393080	11.778830	13.33%	25,431	2009
	10.968658	10.393080	-5.25%	21,380	2008
	10.737961	10.968658	2.15%	28,933	2007
	10.505247	10.737961	2.22%	19,053	2006
	10.503682	10.505247	0.01%	13,760	2005
	10.271299	10.503682	2.26%	43,219	2004
	10.000000	10.271299	2.71%	1,015	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.567387	25.955059	26.20%	22,663	2010
	14.994381	20.567387	37.17%	21,041	2009
	25.296736	14.994381	-40.73%	20,858	2008
	22.348276	25.296736	13.19%	16,217	2007
	20.255999	22.348276	10.33%	15,751	2006
	17.486236	20.255999	15.84%	16,027	2005
	14.291814	17.486236	22.35%	12,172	2004
	10.000000	14.291814	42.92%	6,823	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.303661	19.162728	10.74%	0	2010
	13.967521	17.303661	23.88%	0	2009
	25.394936	13.967521	-45.00%	0	2008
	22.106362	25.394936	14.88%	0	2007
	19.123170	22.106362	15.60%	0	2006
	16.401788	19.123170	16.59%	1,204	2005
	14.747430	16.401788	11.22%	1,232	2004
	10.000000	14.747430	47.47%	1,260	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.602372	12.848501	10.74%	2,528	2010
	9.366945	11.602372	23.87%	4,217	2009
	17.026073	9.366945	-44.98%	2,766	2008
	14.820340	17.026073	14.88%	6,898	2007
	12.815973	14.820340	15.64%	8,975	2006
	10.995945	12.815973	16.55%	14,031	2005
	10.000000	10.995945	9.96%	14,962	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.191033	20.077343	24.00%	969	2010
	10.496953	16.191033	54.25%	1,595	2009
	21.955389	10.496953	-52.19%	2,505	2008
	21.217030	21.955389	3.48%	2,346	2007
	18.633000	21.217030	13.87%	1,994	2006
	18.533418	18.633000	0.54%	5,033	2005
	16.587140	18.533418	11.73%	7,255	2004
	10.000000	16.587140	65.87%	5,270	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.365402	11.463051	10.59%	15,013	2010
	7.788371	10.365402	33.09%	6,802	2009
	11.280782	7.788371	-30.96%	4,795	2008
	11.078363	11.280782	1.83%	5,244	2007
	10.000000	11.078363	10.78%	1,884	2006*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.144812	15.565291	18.41%	6,124	2010
	11.413078	13.144812	15.17%	7,821	2009
	15.951280	11.413078	-28.45%	12,411	2008
	16.702536	15.951280	-4.50%	18,100	2007
	14.528693	16.702536	14.96%	19,721	2006
	14.311386	14.528693	1.52%	29,351	2005
	13.136268	14.311386	8.95%	17,431	2004
	10.000000	13.136268	31.36%	4,426	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.068056	21.480554	25.85%	6,476	2010
	13.464186	17.068056	26.77%	19,528	2009
	20.480506	13.464186	-34.26%	53,821	2008
	21.377512	20.480506	-4.20%	7,626	2007
	18.617786	21.377512	14.82%	4,492	2006
	17.438799	18.617786	6.76%	32,300	2005
	14.357875	17.438799	21.46%	23,160	2004
	10.000000	14.357875	43.58%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.403837	9.094250	8.22%	5,297	2010
	6.573599	8.403837	27.84%	5,301	2009
	10.000000	6.573599	-34.26%	5,307	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.816419	18.242930	15.34%	1,514	2010
	9.334414	15.816419	69.44%	7,068	2009
	20.095412	9.334414	-53.55%	2,238	2008
	15.910289	20.095412	26.30%	8,253	2007
	12.646990	15.910289	25.80%	1,159	2006
	10.000000	12.646990	26.47%	524	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.350761	19.525697	6.40%	425	2010
	13.642936	18.350761	34.51%	425	2009
	23.314502	13.642936	-41.48%	1,426	2008
	20.575821	23.314502	13.31%	1,426	2007
	17.260846	20.575821	19.21%	1,512	2006
	15.962062	17.260846	8.14%	1,607	2005
	13.720588	15.962062	16.34%	1,607	2004
	10.000000	13.720588	37.21%	1,478	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.208602	14.054310	6.40%	9,952	2010
	9.808898	13.208602	34.66%	9,992	2009
	16.766478	9.808898	-41.50%	12,216	2008
	14.798397	16.766478	13.30%	9,992	2007
	12.412578	14.798397	19.22%	13,170	2006
	11.482386	12.412578	8.10%	1,628	2005
	10.000000	11.482386	14.82%	655	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.303830	16.058119	12.26%	6,982	2010
	12.278911	14.303830	16.49%	7,929	2009
	11.779233	12.278911	4.24%	3,715	2008
	10.809817	11.779233	8.97%	2,555	2007
	9.759551	10.809817	10.76%	1,225	2006
	10.000000	9.759551	-2.40%	439	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.304278	3.04%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.278617	12.79%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.275383	12.749732	13.08%	501	2010
	9.516292	11.275383	18.49%	501	2009
	16.899739	9.516292	-43.69%	507	2008
	15.411768	16.899739	9.65%	2,053	2007
	14.804611	15.411768	4.10%	1,036	2006
	13.891196	14.804611	6.58%	208	2005
	13.310109	13.891196	4.37%	48	2004
	10.000000	13.310109	33.10%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.110778	17.571123	16.28%	2,067	2010
	10.842703	15.110778	39.36%	2,728	2009
	20.895091	10.842703	-48.11%	4,556	2008
	19.259541	20.895091	8.49%	4,556	2007
	16.877833	19.259541	14.11%	5,370	2006
	15.736819	16.877833	7.25%	6,556	2005
	13.909528	15.736819	13.14%	3,385	2004
	10.000000	13.909528	39.10%	1,932	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.817371	12.605139	6.67%	2,582	2010
	10.000000	11.817371	18.17%	1,843	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.380173	16.321490	6.12%	0	2010
	12.477840	15.380173	23.26%	0	2009
	15.145534	12.477840	-17.61%	0	2008
	14.111592	15.145534	8.38%	0	2007
	12.911316	14.111592	9.30%	0	2006
	12.217979	12.911316	5.67%	0	2005
	11.494958	12.217979	6.29%	0	2004
	10.000000	11.494958	14.95%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.883341	18.689987	4.51%	4,467	2010
	12.478366	17.883341	43.31%	9,042	2009
	22.830114	12.478366	-45.34%	7,119	2008
	17.025367	22.830114	34.09%	2,755	2007
	15.896255	17.025367	7.10%	0	2006
	14.388282	15.896255	10.48%	0	2005
	12.426582	14.388282	15.79%	2,647	2004
	10.000000	12.426582	24.27%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.213355	12.13%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.954427	26.942416	22.72%	7,281	2010
	12.491084	21.954427	75.76%	13,336	2009
	26.631529	12.491084	-53.10%	38,049	2008
	21.187903	26.631529	25.69%	46,463	2007
	14.714740	21.187903	43.99%	6,814	2006
	11.355399	14.714740	29.58%	5,867	2005
	10.000000	11.355399	13.55%	93	2004*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.270233	39.597895	22.71%	0	2010
	18.360385	32.270233	75.76%	0	2009
	39.160687	18.360385	-53.12%	0	2008
	31.243624	39.160687	43.93%	0	2007
	21.656559	31.243624	44.27%	0	2006
	16.722219	21.656559	29.51%	0	2005
	14.354875	16.722219	16.49%	0	2004
	10.000000	14.354875	43.55%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.344822	14.689734	10.08%	3,317	2010
	9.774798	13.344822	36.52%	3,317	2009
	15.803516	9.774798	-38.15%	3,568	2008
	14.503959	15.803516	8.96%	3,573	2007
	13.770714	14.503959	5.32%	3,915	2006
	13.460591	13.770714	2.30%	4,087	2005
	12.583644	13.460591	6.97%	3,159	2004
	10.000000	12.583644	25.84%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.255643	16.653081	9.16%	8,114	2010
	12.693375	15.255643	20.19%	17,366	2009
	19.229140	12.693375	-33.99%	12,359	2008
	18.210675	19.229140	5.59%	41,087	2007
	15.395861	18.210675	18.28%	11,516	2006
	14.732461	15.395861	4.50%	7,263	2005
	13.072099	14.732461	12.70%	634	2004
	10.000000	13.072099	30.72%	2,532	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.709979	7.10%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.820384	10.148128	3.34%	18,292	2010
	8.828835	9.820384	11.23%	20,758	2009
	10.390631	8.828835	-15.03%	29,130	2008
	10.105358	10.390631	2.82%	140,734	2007
	9.880148	10.105358	2.28%	138,462	2006
	9.922647	9.880148	-0.43%	91,740	2005
	10.031522	9.922647	-1.09%	17,419	2004
	10.000000	10.031522	0.32%	1,401	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.933729	12.836225	17.40%	287	2010
	9.074922	10.933729	20.48%	980	2009
	15.276455	9.074922	-40.60%	959	2008
	15.486280	15.276455	-1.35%	901	2007
	14.990135	15.486280	3.31%	430	2006
	14.841809	14.990135	1.00%	211	2005
	13.516188	14.841809	9.81%	209	2004
	10.000000	13.516188	35.16%	1,409	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.879389	15.530501	20.58%	2,192	2010
	9.984406	12.879389	29.00%	3,287	2009
	16.798984	9.984406	-40.57%	4,818	2008
	15.906329	16.798984	5.61%	17,362	2007
	14.252324	15.906329	11.61%	8,097	2006
	13.588384	14.252324	4.89%	6,175	2005
	12.221487	13.588384	11.18%	2,595	2004
	10.000000	12.221487	22.21%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.396141	13.767110	11.06%	21,010	2010
	10.000000	12.396141	23.96%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.068158	9.970101	9.95%	114,717	2010
	7.486222	9.068158	21.13%	115,763	2009
	10.861614	7.486222	-31.08%	102,351	2008
	10.427094	10.861614	4.17%	39,038	2007
	10.000000	10.427094	4.27%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.243901	10.656705	4.03%	60,158	2010
	9.306266	10.243901	10.08%	56,870	2009
	10.520262	9.306266	-11.54%	52,455	2008
	10.409221	10.520262	1.07%	29,149	2007
	10.000000	10.409221	4.09%	422	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.060622	10.990536	9.24%	12,839	2010
	7.238672	10.060622	38.98%	13,346	2009
	12.019214	7.238672	-39.77%	11,881	2008
	10.708700	12.019214	12.24%	9,090	2007
	10.000000	10.708700	7.09%	2,549	2006*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.384221	9.726409	16.01%	20,068	2010
	6.155155	8.384221	36.21%	25,165	2009
	11.241811	6.155155	-45.25%	20,584	2008
	10.236847	11.241811	9.82%	12,752	2007
	10.000000	10.236847	2.37%	3,273	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.617747	8.297526	8.92%	61,124	2010
	5.938710	7.617747	28.27%	61,023	2009
	9.769577	5.938710	-39.21%	50,240	2008
	10.000000	9.769577	-2.30%	27,109	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.374149	15.964206	11.06%	1,919	2010
	10.030824	14.374149	43.30%	1,920	2009
	14.192415	10.030824	-29.32%	2,108	2008
	14.021832	14.192415	1.22%	2,161	2007
	12.915841	14.021832	8.56%	2,374	2006
	12.852665	12.915841	0.49%	2,607	2005
	11.893980	12.852665	8.06%	34,077	2004
	10.000000	11.893980	18.94%	3,082	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.578896	12.860404	11.07%	43,923	2010
	8.075684	11.578896	43.38%	52,844	2009
	11.443376	8.075684	-29.43%	45,409	2008
	11.302178	11.443376	1.25%	5,666	2007
	10.411135	11.302178	8.56%	2,959	2006
	10.000000	10.411135	4.11%	8,789	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.642153	8.654916	13.25%	0	2010
	5.090232	7.642153	50.13%	987	2009
	10.000000	5.090232	-49.10%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.859069	9.531298	21.28%	5,557	2010
	6.099785	7.859069	28.84%	11,039	2009
	10.000000	6.099785	-39.00%	15,213	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.031170	9.061628	12.83%	4,192	2010
	6.333434	8.031170	26.81%	103	2009
	10.000000	6.333434	-36.67%	2,126	2008*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.278998	10.055121	8.36%	7,675	2010
	7.889996	9.278998	17.60%	8,474	2009
	10.000000	7.889996	-21.10%	8,535	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.738475	9.639496	10.31%	11,032	2010
	7.170498	8.738475	21.87%	13,274	2009
	10.000000	7.170498	-28.30%	9,039	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.023671	10.507326	4.83%	8,889	2010
	9.036060	10.023671	10.93%	5,904	2009
	10.000000	9.036060	-9.64%	205	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.009172	9.848044	9.31%	39,786	2010
	7.526994	9.009172	19.69%	10,788	2009
	10.000000	7.526994	-24.73%	9,955	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.458991	9.407764	11.22%	23,630	2010
	6.808767	8.458991	24.24%	145	2009
	10.000000	6.808767	-31.91%	2,633	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.550512	10.220701	7.02%	3,748	2010
	8.268590	9.550512	15.50%	3,751	2009
	10.000000	8.268590	-17.31%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.445512	10.947201	4.80%	5,212	2010
	9.800405	10.445512	6.58%	9,181	2009
	10.000000	9.800405	-2.00%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.206811	11.892035	6.11%	10,788	2010
	9.806200	11.206811	14.28%	31,042	2009
	10.000000	9.806200	-1.94%	0	2008*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	32.203559	36.638038	13.77%	0	2010
	20.118140	32.203559	60.07%	0	2009
	48.724248	20.118140	-58.71%	0	2008
	34.194184	48.724248	42.49%	0	2007
	25.556052	34.194184	33.80%	0	2006
	19.675015	25.556052	29.89%	42	2005
	16.644208	19.675015	18.21%	42	2004
	10.000000	16.644208	66.44%	42	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.291051	21.942915	13.75%	10,801	2010
	12.051474	19.291051	60.07%	6,105	2009
	29.141566	12.051474	-58.65%	3,045	2008
	20.414905	29.141566	42.75%	9,213	2007
	15.230741	20.414905	34.04%	9,094	2006
	11.711869	15.230741	30.05%	12,157	2005
	10.000000	11.711869	17.12%	305	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.717690	12.050888	2.84%	11,293	2010
	11.625974	11.717690	0.79%	37,433	2009
	10.996208	11.625974	5.73%	76,592	2008
	10.456077	10.996208	5.17%	86,769	2007
	10.308192	10.456077	1.43%	83,442	2006
	10.170039	10.308192	1.36%	35,203	2005
	10.034393	10.170039	1.35%	25,923	2004
	10.000000	10.034393	0.34%	16,696	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.911330	7.665647	10.91%	13,225	2010
	5.439586	6.911330	27.06%	6,818	2009
	10.000000	5.439586	-45.60%	2,184	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.195706	8.639344	5.41%	259	2010
	6.492680	8.195706	26.23%	5,666	2009
	11.624236	6.492680	-44.15%	803	2008
	10.827926	11.624236	7.35%	1,809	2007
	10.000000	10.827926	8.28%	0	2006*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.990655	16.865953	12.51%	117,887	2010
	12.006727	14.990655	24.85%	144,080	2009
	19.370012	12.006727	-38.01%	158,329	2008
	18.627254	19.370012	3.99%	172,467	2007
	16.238229	18.627254	14.71%	221,009	2006
	15.327674	16.238229	5.94%	194,384	2005
	13.695527	15.327674	11.92%	78,451	2004
	10.000000	13.695527	39.96%	0	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.496080	12.390907	7.78%	26,503	2010
	10.000000	11.496080	14.96%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.053380	13.253792	9.96%	5,456	2010
	10.000000	12.053380	20.53%	5,494	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.876288	12.343508	3.93%	19,134	2010
	11.092429	11.876288	7.07%	29,833	2009
	12.025824	11.092429	-7.76%	21,887	2008
	11.628004	12.025824	3.42%	24,163	2007
	11.158734	11.628004	4.21%	24,940	2006
	11.004575	11.158734	1.40%	27,331	2005
	10.713558	11.004575	2.72%	23,123	2004
	10.000000	10.713558	7.14%	1,548	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.540200	14.740247	8.86%	200,382	2010
	11.579600	13.540200	16.93%	228,370	2009
	15.361218	11.579600	-24.62%	231,052	2008
	14.813939	15.361218	3.69%	237,997	2007
	13.553620	14.813939	9.30%	245,664	2006
	13.107851	13.553620	3.40%	296,667	2005
	12.192229	13.107851	7.51%	217,863	2004
	10.000000	12.192229	21.92%	5,808	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.503712	16.062594	10.75%	285,214	2010
	11.879401	14.503712	22.09%	354,020	2009
	17.641492	11.879401	-32.66%	380,020	2008
	16.934317	17.641492	4.18%	354,869	2007
	15.062418	16.934317	12.43%	337,339	2006
	14.331913	15.062418	5.10%	348,955	2005
	13.026688	14.331913	10.02%	215,235	2004
	10.000000	13.026688	30.27%	11,453	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.778219	13.610050	6.51%	52,059	2010
	11.364256	12.778219	12.44%	64,310	2009
	13.628897	11.364256	-16.62%	73,681	2008
	13.118511	13.628897	3.89%	84,604	2007
	12.326824	13.118511	6.42%	88,392	2006
	12.019327	12.326824	2.56%	92,972	2005
	11.427726	12.019327	5.18%	72,756	2004
	10.000000	11.427726	14.28%	4,031	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.013868	21.074937	23.87%	2,220	2010
	12.675571	17.013868	34.23%	7,251	2009
	20.326795	12.675571	-37.64%	4,634	2008
	19.256325	20.326795	5.56%	5,792	2007
	17.852771	19.256325	7.86%	5,084	2006
	16.225157	17.852771	10.03%	4,884	2005
	14.283788	16.225157	13.59%	6,336	2004
	10.000000	14.283788	42.84%	4,252	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.229014	10.039796	-1.85%	48,583	2010
	10.417445	10.229014	-1.81%	116,440	2009
	10.400214	10.417445	0.17%	165,235	2008
	10.112656	10.400214	2.84%	37,174	2007
	9.856226	10.112656	2.60%	42,900	2006
	9.780540	9.856226	0.77%	72,544	2005
	9.884687	9.780540	-1.05%	37,053	2004
	10.000000	9.884687	-1.15%	0	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.957409	12.978836	8.54%	43,693	2010
	9.794737	11.957409	22.08%	31,536	2009
	12.065711	9.794737	-18.82%	15,342	2008
	11.750886	12.065711	2.68%	10,619	2007
	11.419269	11.750886	2.90%	7,607	2006
	11.385690	11.419269	0.29%	14,069	2005
	10.888817	11.385690	4.56%	16,415	2004
	10.000000	10.888817	8.89%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.080005	9.025504	11.70%	6,797	2010
	6.048367	8.080005	33.59%	16,575	2009
	10.000000	6.048367	-39.52%	12,176	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.346757	14.911587	3.94%	0	2010
	11.286674	14.346757	27.11%	0	2009
	21.486728	11.286674	-47.47%	0	2008
	21.316653	21.486728	0.80%	0	2007
	17.742531	21.316653	20.14%	0	2006
	16.170138	17.742531	9.72%	0	2005
	13.729071	16.170138	17.78%	0	2004
	10.000000	13.729071	37.29%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.159263	10.554825	3.89%	5,368	2010
	7.993388	10.159263	27.10%	10,681	2009
	15.209482	7.993388	-47.44%	12,347	2008
	15.090586	15.209482	0.79%	41,962	2007
	12.559962	15.090586	20.15%	83,276	2006
	11.445372	12.559962	9.74%	99,654	2005
	10.000000	11.445372	14.45%	3,786	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.975139	9.029911	13.23%	17,146	2010
	6.281640	7.975139	26.96%	9,936	2009
	10.000000	6.281640	-37.18%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.840677	8.676601	10.66%	10,995	2010
	6.269802	7.840677	25.05%	11,139	2009
	10.000000	6.269802	-37.30%	0	2008*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.700979	9.559284	24.13%	7,516	2010
	6.192315	7.700979	24.36%	14,869	2009
	10.000000	6.192315	-38.08%	4,854	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.546437	10.035290	17.42%	4,304	2010
	6.673995	8.546437	28.06%	13,286	2009
	10.000000	6.673995	-33.26%	9,034	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.463564	14.076350	22.79%	1,130	2010
	9.183081	11.463564	24.83%	1,197	2009
	17.500830	9.183081	-47.53%	565	2008
	16.285328	17.500830	7.46%	644	2007
	16.110548	16.285328	1.08%	654	2006
	15.234783	16.110548	5.75%	1,085	2005
	13.715748	15.234783	11.08%	813	2004
	10.000000	13.715748	37.16%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.598802	20.605213	24.14%	3,407	2010
	13.436896	16.598802	23.53%	4,921	2009
	20.222599	13.436896	-33.56%	2,929	2008
	22.211681	20.222599	-8.96%	2,847	2007
	19.325182	22.211681	14.94%	3,483	2006
	19.155578	19.325182	0.89%	4,054	2005
	16.681315	19.155578	14.83%	5,280	2004
	10.000000	16.681315	66.81%	1,343	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.410976	20.131252	22.67%	2,840	2010
	12.437959	16.410976	31.94%	6,172	2009
	20.557672	12.437959	-39.50%	5,173	2008
	20.557852	20.557672	0.00%	7,962	2007
	18.741745	20.557852	9.69%	7,185	2006
	17.047183	18.741745	9.94%	7,159	2005
	14.621826	17.047183	16.59%	7,769	2004
	10.000000	14.621826	46.22%	1,280	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.315506	13.686234	11.13%	4,307	2010
	9.993615	12.315506	23.23%	8,651	2009
	17.438964	9.993615	-42.69%	12,745	2008
	16.469458	17.438964	5.89%	17,061	2007
	14.796175	16.469458	11.31%	9,669	2006
	14.082839	14.796175	5.07%	4,317	2005
	13.099371	14.082839	7.51%	3,300	2004
	10.000000	13.099371	30.99%	2,361	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.126472	9.080691	27.42%	49,834	2010
	5.563279	7.126472	28.10%	30,395	2009
	10.000000	5.563279	-44.37%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.323906	10.378124	0.53%	12,757	2010
	9.820295	10.323906	5.13%	16,494	2009
	10.000000	9.820295	-1.80%	15,831	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.250943	14.467598	9.18%	0	2010
	10.000000	13.250943	32.51%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.876575	13.714900	6.51%	42,485	2010
	10.000000	12.876575	28.77%	776	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.873037	13.436871	4.38%	4,301	2010
	10.000000	12.873037	28.73%	7,670	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.401074	15.184938	13.31%	14,354	2010
	10.644586	13.401074	25.90%	10,093	2009
	17.275388	10.644586	-38.38%	10,105	2008
	18.073967	17.275388	-4.42%	14,895	2007
	15.934319	18.073967	13.43%	6,473	2006
	15.616715	15.934319	2.03%	6,295	2005
	13.589226	15.616715	14.92%	5,924	2004
	10.000000	13.589226	35.89%	297	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.366446	14.039617	13.53%	4,974	2010
	9.039684	12.366446	36.80%	5,371	2009
	15.439925	9.039684	-41.45%	6,452	2008
	14.833818	15.439925	4.09%	13,806	2007
	12.872847	14.833818	15.23%	11,967	2006
	11.499389	12.872847	11.94%	42,387	2005
	10.000000	11.499389	14.99%	10,718	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.938318	21.507168	13.56%	518	2010
	13.846190	18.938318	36.78%	518	2009
	23.643183	13.846190	-41.44%	687	2008
	22.710241	23.643183	4.11%	687	2007
	19.714004	22.710241	15.20%	979	2006
	17.608662	19.714004	11.96%	1,045	2005
	15.091431	17.608662	16.68%	1,372	2004
	10.000000	15.091431	50.91%	5,521	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.479746	2.781198	12.16%	2,911	2010
	1.998532	2.479746	24.08%	2,864	2009
	9.529185	1.998532	-79.03%	890	2008
	10.000000	9.529185	-4.71%	1,120	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.509845	3.942428	12.32%	444	2010
	2.839210	3.509845	23.62%	1,007	2009
	13.501403	2.839210	-78.97%	1,063	2008
	13.822109	13.501403	-2.32%	6,102	2007
	12.892436	13.822109	7.21%	7,214	2006
	12.876571	12.892436	0.12%	6,768	2005
	12.065688	12.876571	6.72%	6,765	2004
	10.000000	12.065688	20.66%	975	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.663841	14.396821	13.68%	5,908	2010
	10.080586	12.663841	25.63%	9,880	2009
	16.734981	10.080586	-39.76%	11,364	2008
	16.372426	16.734981	2.21%	13,525	2007
	14.535004	16.372426	12.64%	6,984	2006
	14.004211	14.535004	3.79%	3,767	2005
	13.072585	14.004211	7.13%	2,254	2004
	10.000000	13.072585	30.73%	0	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.897853	20.409488	20.78%	666	2010
	12.577491	16.897853	34.35%	972	2009
	20.670727	12.577491	-39.15%	2,868	2008
	21.359870	20.670727	-3.23%	2,484	2007
	18.979349	21.359870	12.54%	748	2006
	17.623824	18.979349	7.69%	257	2005
	15.066242	17.623824	16.98%	217	2004
	10.000000	15.066242	50.66%	264	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.830339	11.626247	7.35%	0	2010
	10.000000	10.830339	8.30%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.909511	11.262962	3.24%	23,029	2010
	10.000000	10.909511	9.10%	7,194	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.116845	12.480136	12.26%	0	2010
	8.725219	11.116845	27.41%	1,654	2009
	14.501740	8.725219	-39.83%	1,938	2008
	15.726340	14.501740	-7.79%	1,938	2007
	13.822597	15.726340	13.77%	1,938	2006
	13.382696	13.822597	3.29%	1,938	2005
	12.271349	13.382696	9.06%	1,938	2004
	10.000000	12.271349	22.71%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.243374	15.381731	7.99%	0	2010
	11.643640	14.243374	22.33%	0	2009
	21.166526	11.643640	-44.99%	0	2008
	19.902453	21.166526	6.35%	0	2007
	15.875772	19.902453	25.36%	0	2006
	14.415757	15.875772	10.13%	0	2005
	12.640252	14.415757	14.05%	0	2004
	10.000000	12.640252	26.40%	0	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.340219	15.816854	18.57%	479	2010
	8.292772	13.340219	60.87%	479	2009
	13.418513	8.292772	-38.20%	479	2008
	12.957523	13.418513	3.56%	750	2007
	12.520549	12.957523	3.49%	750	2006
	12.068798	12.520549	3.74%	750	2005
	11.707077	12.068798	3.09%	506	2004
	10.000000	11.707077	17.07%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.505563	5.06%	946	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.412737	10.921086	4.88%	13,735	2010
	9.699151	10.412737	7.36%	8,789	2009
	11.035849	9.699151	-12.11%	15,409	2008
	10.687295	11.035849	3.26%	18,876	2007
	10.513789	10.687295	1.65%	14,681	2006
	10.305973	10.513789	2.02%	2,191	2005
	10.089289	10.305973	2.15%	0	2004
	10.000000	10.089289	0.89%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.047123	19.438922	7.71%	0	2010
	14.131677	18.047123	27.71%	0	2009
	16.934984	14.131677	-16.55%	0	2008
	16.218791	16.934984	4.42%	0	2007
	14.912555	16.218791	8.76%	0	2006
	13.548609	14.912555	10.07%	75	2005
	12.540033	13.548609	8.04%	76	2004
	10.000000	12.540033	25.40%	76	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.769890	17.70%	2,714	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.880121	16.026653	24.43%	648	2010
	8.597067	12.880121	49.82%	1,398	2009*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.369671	13.687916	10.66%	0	2010
	10.477260	12.369671	18.06%	3,179	2009
	18.009437	10.477260	-41.82%	3,374	2008
	17.509150	18.009437	2.86%	5,706	2007
	15.256160	17.509150	14.77%	6,045	2006
	14.867466	15.256160	2.61%	5,747	2005
	13.626250	14.867466	9.11%	5,968	2004
	10.000000	13.626250	36.26%	6,071	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.712365	21.996364	24.19%	2,165	2010
	12.656476	17.712365	39.95%	2,439	2009
	20.080310	12.656476	-36.97%	2,044	2008
	20.163377	20.080310	-0.41%	277	2007
	17.996918	20.163377	12.04%	0	2006
	17.203603	17.996918	4.61%	0	2005
	14.727543	17.203603	16.81%	36	2004
	10.000000	14.727543	47.28%	75	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.971868	12.345662	3.12%	19,691	2010
	11.072684	11.971868	8.12%	23,948	2009
	11.469347	11.072684	-3.46%	12,363	2008
	10.678841	11.469347	7.40%	2,319	2007
	10.715015	10.678841	-0.34%	1,557	2006
	10.753920	10.715015	-0.36%	1,769	2005
	10.360197	10.753920	3.80%	4,086	2004
	10.000000	10.360197	3.60%	3,403	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.569760	14.040284	11.70%	0	2010
	10.879530	12.569760	15.54%	3,563	2009
	16.991635	10.879530	-35.97%	3,517	2008
	17.397983	16.991635	-2.34%	3,547	2007
	15.181408	17.397983	14.60%	2,855	2006
	14.805759	15.181408	2.54%	3,050	2005
	13.406642	14.805759	10.44%	3,369	2004
	10.000000	13.406642	34.07%	3,498	2003*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.884456	13.871247	16.72%	7,038	2010
	9.333144	11.884456	27.34%	7,490	2009
	12.603032	9.333144	-25.95%	3,892	2008
	13.167878	12.603032	-4.29%	57	2007
	11.164123	13.167878	17.95%	0	2006
	10.000000	11.164123	11.64%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.022984	12.945958	7.68%	0	2010
	10.000000	12.022984	20.23%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.585419	20.472792	23.44%	1,588	2010
	13.522499	16.585419	22.65%	1,176	2009
	19.953186	13.522499	-32.23%	1,107	2008
	20.475926	19.953186	-2.55%	237	2007
	18.242482	20.475926	12.24%	802	2006
	17.340425	18.242482	5.20%	802	2005
	14.502323	17.340425	19.57%	821	2004
	10.000000	14.502323	45.02%	757	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.002769	14.610202	12.36%	11,149	2010
	10.515790	13.002769	23.65%	11,830	2009
	17.102642	10.515790	-38.51%	8,290	2008
	16.606789	17.102642	2.99%	1,610	2007
	14.693228	16.606789	13.02%	2,495	2006
	14.341131	14.693228	2.46%	2,594	2005
	13.247418	14.341131	8.26%	2,044	2004
	10.000000	13.247418	32.47%	1,147	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.090190	14.773644	12.86%	1,878	2010
	10.916979	13.090190	19.91%	1,016	2009
	15.835261	10.916979	-31.06%	4,793	2008
	15.108418	15.835261	4.81%	3,998	2007
	13.252291	15.108418	14.01%	3,999	2006
	12.973992	13.252291	2.15%	3,998	2005
	12.619952	12.973992	2.81%	4,215	2004
	10.000000	12.619952	26.20%	216	2003*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.307991	13.228606	28.33%	0	2010
	8.355079	10.307991	23.37%	0	2009
	13.687049	8.355079	-38.96%	0	2008
	15.727766	13.687049	-12.98%	0	2007
	15.486336	15.727766	1.56%	54	2006
	14.954456	15.486336	3.56%	313	2005
	13.727773	14.954456	8.94%	409	2004
	10.000000	13.727773	37.28%	371	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.674512	14.051238	10.86%	0	2010
	11.406802	12.674512	11.11%	886	2009
	16.532909	11.406802	-31.01%	879	2008
	15.372699	16.532909	7.55%	946	2007
	13.533690	15.372699	13.59%	2,798	2006
	13.565101	13.533690	-0.23%	2,926	2005
	12.909925	13.565101	5.07%	3,006	2004
	10.000000	12.909925	29.10%	3,122	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.522442	12.239736	6.23%	129	2010
	9.775256	11.522442	17.87%	14,166	2009
	10.778693	9.775256	-9.31%	15,985	2008
	10.451360	10.778693	3.13%	24,215	2007
	10.251388	10.451360	1.95%	21,363	2006
	10.347262	10.251388	-0.93%	19,767	2005
	10.208760	10.347262	1.36%	19,296	2004
	10.000000	10.208760	2.09%	18,496	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.879123	12.011480	10.41%	2,236	2010
	8.946637	10.879123	21.60%	2,236	2009
	12.187475	8.946637	-26.59%	2,236	2008
	11.459629	12.187475	6.35%	2,236	2007
	10.659740	11.459629	7.50%	2,236	2006
	10.000000	10.659740	6.60%	2,236	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.775514	12.085604	12.16%	3,071	2010
	8.544816	10.775514	26.11%	3,072	2009
	12.962220	8.544816	-34.08%	160	2008
	12.016865	12.962220	7.87%	0	2007
	10.965440	12.016865	9.59%	0	2006
	10.000000	10.965440	9.65%	0	2005*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.526448	11.967527	13.69%	723	2010
	8.179923	10.526448	28.69%	743	2009
	13.486807	8.179923	-39.35%	763	2008
	12.377930	13.486807	8.96%	0	2007
	11.172924	12.377930	10.79%	0	2006
	10.000000	11.172924	11.73%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.121616	16.507445	16.89%	1,918	2010
	9.754586	14.121616	44.77%	2,874	2009
	21.809443	9.754586	-55.27%	3,252	2008
	15.266216	21.809443	42.86%	3,517	2007
	13.343898	15.266216	14.41%	2,114	2006
	10.000000	13.343898	33.44%	3,897	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.896015	14.538381	12.74%	9,440	2010
	10.121211	12.896015	27.42%	18,466	2009
	18.041852	10.121211	-43.90%	15,565	2008
	18.162116	18.041852	-0.66%	13,820	2007
	15.436486	18.162116	17.66%	14,851	2006
	14.904344	15.436486	3.57%	14,823	2005
	13.658630	14.904344	9.12%	15,364	2004
	10.000000	13.658630	36.59%	6,662	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.179100	14.798905	21.51%	2,496	2010
	9.701850	12.179100	25.53%	2,360	2009
	18.770011	9.701850	-48.31%	2,920	2008
	15.107734	18.770011	24.24%	3,449	2007
	14.449853	15.107734	4.55%	3,653	2006
	13.960697	14.449853	3.50%	3,920	2005
	13.800194	13.960697	1.16%	3,190	2004
	10.000000	13.800194	38.00%	2,026	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.737617	12.383743	5.50%	16,634	2010
	10.361987	11.737617	13.28%	21,713	2009
	10.941424	10.361987	-5.30%	11,388	2008
	10.716787	10.941424	2.10%	9,134	2007
	10.489860	10.716787	2.16%	2,787	2006
	10.493632	10.489860	-0.04%	2,505	2005
	10.266703	10.493632	2.21%	1,047	2004
	10.000000	10.266703	2.67%	593	2003*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.495432	25.851085	26.13%	10,940	2010
	14.949542	20.495432	37.10%	14,464	2009
	25.233984	14.949542	-40.76%	16,717	2008
	22.304255	25.233984	13.14%	13,884	2007
	20.226375	22.304255	10.27%	10,591	2006
	17.469531	20.226375	15.78%	8,958	2005
	14.285435	17.469531	22.29%	1,679	2004
	10.000000	14.285435	42.85%	880	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.243147	19.085994	10.69%	0	2010
	13.925774	17.243147	23.82%	0	2009
	25.331974	13.925774	-45.03%	0	2008
	22.062847	25.331974	14.82%	0	2007
	19.095216	22.062847	15.54%	0	2006
	16.386129	19.095216	16.53%	0	2005
	14.740847	16.386129	11.16%	0	2004
	10.000000	14.740847	47.41%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.568911	12.804929	10.68%	6,148	2010
	9.344712	11.568911	23.80%	7,513	2009
	16.994351	9.344712	-45.01%	3,428	2008
	14.800306	16.994351	14.82%	300	2007
	12.805159	14.800306	15.58%	0	2006
	10.992242	12.805159	16.49%	0	2005
	10.000000	10.992242	9.92%	76	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.134375	19.996905	23.94%	0	2010
	10.465552	16.134375	54.17%	1,142	2009
	21.900932	10.465552	-52.21%	1,178	2008
	21.175246	21.900932	3.43%	1,432	2007
	18.605749	21.175246	13.81%	2,667	2006
	18.515721	18.605749	0.49%	3,230	2005
	16.579749	18.515721	11.68%	3,491	2004
	10.000000	16.579749	65.80%	1,645	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.346021	11.435797	10.53%	5,037	2010
	7.777777	10.346021	33.02%	7,738	2009
	11.271182	7.777777	-30.99%	6,456	2008
	11.074620	11.271182	1.77%	3,095	2007
	10.000000	11.074620	10.75%	2,747	2006*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.098837	15.502967	18.35%	215	2010
	11.378953	13.098837	15.11%	2,841	2009
	15.911706	11.378953	-28.49%	4,985	2008
	16.669638	15.911706	-4.55%	12,205	2007
	14.507449	16.669638	14.90%	8,222	2006
	14.297719	14.507449	1.47%	11,847	2005
	13.130408	14.297719	8.89%	7,033	2004
	10.000000	13.130408	31.30%	2,948	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.008342	21.394517	25.79%	2,666	2010
	13.423922	17.008342	26.70%	8,302	2009
	20.429698	13.423922	-34.29%	8,773	2008
	21.335411	20.429698	-4.25%	3,856	2007
	18.590572	21.335411	14.76%	3,439	2006
	17.422161	18.590572	6.71%	3,029	2005
	14.351480	17.422161	21.40%	3,531	2004
	10.000000	14.351480	43.51%	3,809	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.396706	9.081905	8.16%	0	2010
	6.571360	8.396706	27.78%	0	2009
	10.000000	6.571360	-34.29%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.778846	18.190345	15.28%	0	2010
	9.316981	15.778846	69.36%	0	2009
	20.068122	9.316981	-53.57%	0	2008
	15.896831	20.068122	26.24%	911	2007
	12.642722	15.896831	25.74%	891	2006
	10.000000	12.642722	26.43%	556	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.286583	19.447513	6.35%	0	2010
	13.602152	18.286583	34.44%	0	2009
	23.256678	13.602152	-41.51%	0	2008
	20.535305	23.256678	13.25%	0	2007
	17.235606	20.535305	19.14%	0	2006
	15.946817	17.235606	8.08%	0	2005
	13.714467	15.946817	16.28%	0	2004
	10.000000	13.714467	37.14%	79	2003*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.170555	14.006712	6.35%	17,150	2010
	9.785628	13.170555	34.59%	18,543	2009
	16.735247	9.785628	-41.53%	14,566	2008
	14.778401	16.735247	13.24%	5,372	2007
	12.402111	14.778401	19.16%	3,028	2006
	11.478526	12.402111	8.05%	1,968	2005
	10.000000	11.478526	14.79%	74	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.269852	16.011817	12.21%	536	2010
	12.255983	14.269852	16.43%	1,418	2009
	11.763237	12.255983	4.19%	1,540	2008
	10.800672	11.763237	8.91%	1,565	2007
	9.756257	10.800672	10.71%	0	2006
	10.000000	9.756257	-2.44%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.303414	3.03%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.277673	12.78%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.235948	12.698666	13.02%	0	2010
	9.487832	11.235948	18.42%	10	2009
	16.857806	9.487832	-43.72%	13	2008
	15.381409	16.857806	9.60%	307	2007
	14.782959	15.381409	4.05%	310	2006
	13.877928	14.782959	6.52%	119	2005
	13.304174	13.877928	4.31%	122	2004
	10.000000	13.304174	33.04%	125	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.057894	17.500732	16.22%	4,053	2010
	10.810264	15.057894	39.29%	4,433	2009
	20.843229	10.810264	-48.14%	3,929	2008
	19.221592	20.843229	8.44%	397	2007
	16.853145	19.221592	14.05%	209	2006
	15.721785	16.853145	7.20%	218	2005
	13.903325	15.721785	13.08%	50	2004
	10.000000	13.903325	39.03%	55	2003*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.813349	12.594443	6.61%	1,198	2010
	10.000000	11.813349	18.13%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.326396	16.256146	6.07%	0	2010
	12.440541	15.326396	23.20%	30	2009
	15.107969	12.440541	-17.66%	36	2008
	13.965464	15.107969	8.18%	718	2007
	12.892454	13.965464	8.32%	920	2006
	12.206327	12.892454	5.62%	927	2005
	11.489832	12.206327	6.24%	934	2004
	10.000000	11.489832	14.90%	968	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.820786	18.615134	4.46%	9,694	2010
	12.441048	17.820786	43.24%	9,861	2009
	22.773483	12.441048	-45.37%	7,453	2008
	16.991824	22.773483	34.03%	0	2007
	15.873002	16.991824	7.05%	0	2006
	14.374535	15.873002	10.42%	204	2005
	12.421034	14.374535	15.73%	276	2004
	10.000000	12.421034	24.21%	419	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.209566	12.10%	441	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.891178	26.851125	22.66%	0	2010
	12.461442	21.891178	75.67%	3,998	2009
	26.581935	12.461442	-53.12%	5,982	2008
	21.159270	26.581935	25.63%	5,849	2007
	14.702316	21.159270	43.92%	2,283	2006
	11.351574	14.702316	29.52%	2,354	2005
	10.000000	11.351574	13.52%	2,656	2004*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.157355	39.439313	22.64%	0	2010
	18.305483	32.157355	75.67%	0	2009
	39.063570	18.305483	-53.14%	0	2008
	31.182106	39.063570	43.85%	0	2007
	21.624889	31.182106	44.20%	0	2006
	16.706250	21.624889	29.44%	0	2005
	14.348466	16.706250	16.43%	130	2004
	10.000000	14.348466	43.48%	2,032	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.298107	14.630872	10.02%	221	2010
	9.745545	13.298107	36.45%	16	2009
	15.764287	9.745545	-38.18%	319	2008
	14.475374	15.764287	8.90%	322	2007
	13.750579	14.475374	5.27%	392	2006
	13.447732	13.750579	2.25%	395	2005
	12.578028	13.447732	6.91%	398	2004
	10.000000	12.578028	25.78%	103	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.202306	16.586416	9.10%	13,204	2010
	12.655437	15.202306	20.12%	18,928	2009
	19.181453	12.655437	-34.02%	11,161	2008
	18.174822	19.181453	5.54%	5,060	2007
	15.373351	18.174822	18.22%	1,656	2006
	14.718395	15.373351	4.45%	1,660	2005
	13.066273	14.718395	12.64%	560	2004
	10.000000	13.066273	30.66%	171	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.706363	7.06%	417	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.786068	10.107513	3.28%	7,938	2010
	8.802463	9.786068	11.17%	8,603	2009
	10.364868	8.802463	-15.07%	13,871	2008
	10.085460	10.364868	2.77%	25,985	2007
	9.865705	10.085460	2.23%	5,865	2006
	9.913174	9.865705	-0.48%	5,873	2005
	10.027045	9.913174	-1.14%	5,463	2004
	10.000000	10.027045	0.27%	0	2003*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.895471	12.784809	17.34%	0	2010
	9.047786	10.895471	20.42%	0	2009
	15.238548	9.047786	-40.63%	0	2008
	15.455776	15.238548	-1.41%	0	2007
	14.968216	15.455776	3.26%	0	2006
	14.827644	14.968216	0.95%	0	2005
	13.510160	14.827644	9.75%	0	2004
	10.000000	13.510160	35.10%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.835666	15.469905	20.52%	321	2010
	9.955586	12.835666	28.93%	415	2009
	16.759067	9.955586	-40.60%	418	2008
	15.876667	16.759067	5.56%	5,284	2007
	14.232977	15.876667	11.55%	732	2006
	13.576843	14.232977	4.83%	313	2005
	12.217327	13.576843	11.13%	0	2004
	10.000000	12.217327	22.17%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.391945	13.755440	11.00%	19,898	2010
	10.000000	12.391945	23.92%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.051196	9.946387	9.89%	319,098	2010
	7.476026	9.051196	21.07%	247,207	2009
	10.852373	7.476026	-31.11%	135,721	2008
	10.423562	10.852373	4.11%	18,268	2007
	10.000000	10.423562	4.24%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.224777	10.631394	3.98%	267,852	2010
	9.293622	10.224777	10.02%	193,902	2009
	10.511339	9.293622	-11.58%	91,213	2008
	10.405716	10.511339	1.02%	0	2007
	10.000000	10.405716	4.06%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.041819	10.964407	9.19%	4,141	2010
	7.228832	10.041819	38.91%	4,187	2009
	12.009005	7.228832	-39.80%	3,387	2008
	10.705080	12.009005	12.18%	369	2007
	10.000000	10.705080	7.05%	0	2006*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.368558	9.703303	15.95%	20,852	2010
	6.146783	8.368558	36.15%	24,143	2009
	11.232271	6.146783	-45.28%	13,876	2008
	10.233395	11.232271	9.76%	443	2007
	10.000000	10.233395	2.33%	885	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.607377	8.282008	8.87%	354,270	2010
	5.933653	7.607377	28.21%	257,221	2009
	9.766249	5.933653	-39.24%	135,505	2008
	10.000000	9.766249	-2.34%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.323849	15.900227	11.01%	262	2010
	10.000827	14.323849	43.23%	1,069	2009
	14.157191	10.000827	-29.36%	1,069	2008
	13.994206	14.157191	1.16%	4,127	2007
	12.896942	13.994206	8.51%	4,512	2006
	12.840387	12.896942	0.44%	5,096	2005
	11.888673	12.840387	8.01%	6,078	2004
	10.000000	11.888673	18.89%	1,509	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.551411	12.823332	11.01%	1,100	2010
	8.060617	11.551411	43.31%	1,479	2009
	11.427849	8.060617	-29.47%	963	2008
	11.292619	11.427849	1.20%	2,386	2007
	10.407617	11.292619	8.50%	820	2006
	10.000000	10.407617	4.08%	886	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.635656	8.643168	13.19%	4,112	2010
	5.088492	7.635656	50.06%	4,133	2009
	10.000000	5.088492	-49.12%	3,676	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.852367	9.518329	21.22%	5,130	2010
	6.097700	7.852367	28.78%	7,965	2009
	10.000000	6.097700	-39.02%	7,479	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.024348	9.049322	12.77%	151	2010
	6.331277	8.024348	26.74%	153	2009
	10.000000	6.331277	-36.69%	160	2008*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.271131	10.041489	8.31%	350,741	2010
	7.887319	9.271131	17.54%	289,652	2009
	10.000000	7.887319	-21.13%	104,517	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.731043	9.626400	10.25%	764,903	2010
	7.168050	8.731043	21.80%	779,917	2009
	10.000000	7.168050	-28.32%	240,023	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.015163	10.493066	4.77%	36,896	2010
	9.032985	10.015163	10.87%	4,523	2009
	10.000000	9.032985	-9.67%	10,262	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.001521	9.834684	9.26%	208,883	2010
	7.524429	9.001521	19.63%	201,189	2009
	10.000000	7.524429	-24.76%	94,535	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.451804	9.394982	11.16%	48,698	2010
	6.806444	8.451804	24.17%	40,850	2009
	10.000000	6.806444	-31.94%	14,309	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.542396	10.206821	6.96%	142,710	2010
	8.265770	9.542396	15.44%	104,136	2009
	10.000000	8.265770	-17.34%	26,773	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.436645	10.932331	4.75%	1,253	2010
	9.797071	10.436645	6.53%	2,080	2009
	10.000000	9.797071	-2.03%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.197302	11.875895	6.06%	2,761	2010
	9.802870	11.197302	14.22%	9,045	2009
	10.000000	9.802870	-1.97%	1,633	2008*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	32.090935	36.491335	13.71%	0	2010
	20.058004	32.090935	59.99%	0	2009
	48.603481	20.058004	-58.73%	0	2008
	34.126891	48.603481	42.42%	0	2007
	25.518716	34.126891	33.73%	406	2006
	19.656249	25.518716	29.82%	406	2005
	16.636793	19.656249	18.15%	406	2004
	10.000000	16.636793	66.37%	429	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.235464	21.868555	13.69%	2,814	2010
	12.022868	19.235464	59.99%	1,542	2009
	29.087277	12.022868	-58.67%	1,575	2008
	20.387298	29.087277	42.67%	2,314	2007
	15.217878	20.387298	33.97%	1,802	2006
	11.707931	15.217878	29.98%	2,921	2005
	10.000000	11.707931	17.08%	778	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.676717	12.002636	2.79%	16,656	2010
	11.591228	11.676717	0.74%	21,151	2009
	10.968931	11.591228	5.67%	20,607	2008
	10.435493	10.968931	5.11%	13,951	2007
	10.293118	10.435493	1.38%	3,875	2006
	10.160331	10.293118	1.31%	4,022	2005
	10.029912	10.160331	1.30%	3,994	2004
	10.000000	10.029912	0.30%	4,055	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.905438	7.655210	10.86%	4,799	2010
	5.437726	6.905438	26.99%	4,986	2009
	10.000000	5.437726	-45.62%	3,040	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.180392	8.618807	5.36%	647	2010
	6.483852	8.180392	26.17%	615	2009
	11.614361	6.483852	-44.17%	641	2008
	10.824272	11.614361	7.30%	0	2007
	10.000000	10.824272	8.24%	0	2006*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.938226	16.798410	12.45%	91,879	2010
	11.970822	14.938226	24.79%	157,308	2009
	19.321952	11.970822	-38.05%	144,158	2008
	18.590551	19.321952	3.93%	147,450	2007
	16.214476	18.590551	14.65%	148,762	2006
	15.313030	16.214476	5.89%	149,153	2005
	13.689404	15.313030	11.86%	91,213	2004
	10.000000	13.689404	36.89%	26,288	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.492168	12.380379	7.73%	114,858	2010
	10.000000	11.492168	14.92%	15,023	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.049283	13.242541	9.90%	6,732	2010
	10.000000	12.049283	20.49%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.834748	12.294075	3.88%	53,483	2010
	11.059266	11.834748	7.01%	187,448	2009
	11.995994	11.059266	-7.81%	166,723	2008
	11.605099	11.995994	3.37%	155,852	2007
	11.142419	11.605099	4.15%	155,852	2006
	10.994065	11.142419	1.35%	156,992	2005
	10.708779	10.994065	2.66%	156,994	2004
	10.000000	10.708779	7.09%	141,309	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.492861	14.681233	8.81%	209,893	2010
	11.544996	13.492861	16.87%	211,652	2009
	15.323115	11.544996	-24.66%	141,540	2008
	14.784773	15.323115	3.64%	86,343	2007
	13.533804	14.784773	9.24%	86,837	2006
	13.095335	13.533804	3.35%	87,090	2005
	12.186797	13.095335	7.46%	62,758	2004
	10.000000	12.186797	21.87%	1,561	2003*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.453011	15.998294	10.69%	193,169	2010
	11.843910	14.453011	22.03%	268,181	2009
	17.597773	11.843910	-32.70%	253,744	2008
	16.900988	17.597773	4.12%	188,610	2007
	15.040415	16.900988	12.37%	195,915	2006
	14.318239	15.040415	5.04%	190,973	2005
	13.020880	14.318239	9.96%	82,943	2004
	10.000000	13.020880	30.21%	139	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.733498	13.555512	6.46%	148,987	2010
	11.330274	12.733498	12.38%	56,163	2009
	13.595082	11.330274	-16.66%	72,040	2008
	13.092663	13.595082	3.84%	44,816	2007
	12.308781	13.092663	6.37%	48,107	2006
	12.007837	12.308781	2.51%	52,343	2005
	11.422629	12.007837	5.12%	34,512	2004
	10.000000	11.422629	14.23%	2,629	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.954335	20.990505	23.81%	3,291	2010
	12.637660	16.954335	34.16%	5,952	2009
	20.276352	12.637660	-37.67%	5,051	2008
	19.218377	20.276352	5.51%	4,492	2007
	17.826650	19.218377	7.81%	5,074	2006
	16.209651	17.826650	9.98%	5,178	2005
	14.277420	16.209651	13.53%	4,608	2004
	10.000000	14.277420	42.77%	631	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.193034	9.999381	-1.90%	46,786	2010
	10.386092	10.193034	-1.86%	94,828	2009
	10.374196	10.386092	0.11%	81,411	2008
	10.092529	10.374196	2.79%	38,287	2007
	9.841607	10.092529	2.55%	3,914	2006
	9.770998	9.841607	0.72%	6,917	2005
	9.880078	9.770998	-1.10%	2,777	2004
	10.000000	9.880078	-1.20%	17,741	2003*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.915595	12.926876	8.49%	13,763	2010
	9.765464	11.915595	22.02%	20,825	2009
	12.035787	9.765464	-18.86%	15,732	2008
	11.727753	12.035787	2.63%	12,871	2007
	11.402579	11.727753	2.85%	13,106	2006
	11.374821	11.402579	0.24%	12,524	2005
	10.883959	11.374821	4.51%	12,393	2004
	10.000000	10.883959	8.84%	11,302	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.073129	9.013234	11.64%	5,809	2010
	6.046307	8.073129	33.52%	7,646	2009
	10.000000	6.046307	-39.54%	4,684	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.298082	14.853443	3.88%	1,641	2010
	11.254121	14.298082	27.05%	1,642	2009
	21.435702	11.254121	-47.50%	1,642	2008
	21.276929	21.435702	0.75%	1,643	2007
	17.718460	21.276929	20.08%	1,643	2006
	16.156405	17.718460	9.67%	1,643	2005
	13.724397	16.156405	17.72%	1,644	2004
	10.000000	13.724397	37.24%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.129981	10.519041	3.84%	4,767	2010
	7.974416	10.129981	27.03%	4,811	2009
	15.181140	7.974416	-47.47%	5,275	2008
	15.070189	15.181140	0.74%	4,569	2007
	12.549364	15.070189	20.09%	267	2006
	11.441520	12.549364	9.68%	267	2005
	10.000000	11.441520	14.42%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.968351	9.017642	13.17%	7,142	2010
	6.279499	7.968351	26.89%	4,648	2009
	10.000000	6.279499	-37.21%	675	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.834012	8.664819	10.61%	2,318	2010
	6.267659	7.834012	24.99%	7,274	2009
	10.000000	6.267659	-37.32%	0	2008*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.694421	9.546287	24.07%	7,282	2010
	6.190195	7.694421	24.30%	14,788	2009
	10.000000	6.190195	-38.10%	3,037	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.539166	10.021648	17.36%	2,570	2010
	6.671710	8.539166	27.99%	3,815	2009
	10.000000	6.671710	-33.28%	3,955	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.423473	14.019988	22.73%	384	2010
	9.155626	11.423473	24.77%	711	2009
	17.457427	9.155626	-47.55%	404	2008
	16.253267	17.457427	7.41%	207	2007
	16.087013	16.253267	1.03%	208	2006
	15.220250	16.087013	5.69%	0	2005
	13.709636	15.220250	11.20%	0	2004
	10.000000	13.709636	37.10%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.540743	20.522673	24.07%	1,740	2010
	13.396714	16.540743	23.47%	2,025	2009
	20.172428	13.396714	-33.59%	1,940	2008
	22.167952	20.172428	-9.00%	1,929	2007
	19.296940	22.167952	14.88%	3,761	2006
	19.137305	19.296940	0.83%	4,036	2005
	16.673885	19.137305	14.77%	4,587	2004
	10.000000	16.673885	66.74%	1,369	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.353562	20.050607	22.61%	2,001	2010
	12.400766	16.353562	31.88%	3,159	2009
	20.506677	12.400766	-39.53%	2,306	2008
	20.517363	20.506677	-0.05%	1,898	2007
	18.714350	20.517363	9.63%	1,112	2006
	17.030906	18.714350	9.88%	1,175	2005
	14.615310	17.030906	16.53%	1,204	2004
	10.000000	14.615310	46.15%	302	2003*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.272429	13.631425	11.07%	2,496	2010
	9.963734	12.272429	23.17%	4,366	2009
	17.395702	9.963734	-42.72%	7,767	2008
	16.437022	17.395702	5.83%	7,413	2007
	14.774541	16.437022	11.25%	3,784	2006
	14.069386	14.774541	5.01%	4,456	2005
	13.093531	14.069386	7.45%	4,159	2004
	10.000000	13.093531	30.94%	409	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.120392	9.068332	27.36%	9,867	2010
	5.561369	7.120392	28.03%	9,320	2009
	10.000000	5.561369	-44.39%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.315146	10.364036	0.47%	22,339	2010
	9.816966	10.315146	5.07%	21,975	2009
	10.000000	9.816966	-1.83%	9,282	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.246438	14.455326	9.13%	0	2010
	10.000000	13.246438	32.46%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.872203	13.703267	6.46%	8,763	2010
	10.000000	12.872203	28.72%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.868657	13.425459	4.33%	1,537	2010
	10.000000	12.868657	28.69%	3,489	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.354195	15.124134	13.25%	3,218	2010
	10.612760	13.354195	25.83%	7,092	2009
	17.232540	10.612760	-38.41%	2,675	2008
	18.038387	17.232540	-4.47%	2,850	2007
	15.911026	18.038387	13.37%	424	2006
	15.601811	15.911026	1.98%	426	2005
	13.583167	15.601811	14.86%	469	2004
	10.000000	13.583167	35.83%	141	2003*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.330818	13.992043	13.47%	373	2010
	9.018232	12.330818	36.73%	4,349	2009
	15.411159	9.018232	-41.48%	4,532	2008
	14.813778	15.411159	4.03%	4,620	2007
	12.861990	14.813778	15.17%	4,331	2006
	11.495518	12.861990	11.89%	4,630	2005
	10.000000	11.495518	14.96%	5,146	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.872103	21.421068	13.51%	0	2010
	13.804815	18.872103	36.71%	0	2009
	23.584582	13.804815	-41.47%	0	2008
	22.665556	23.584582	4.05%	0	2007
	19.685210	22.665556	15.14%	1,934	2006
	17.591871	19.685210	11.90%	1,935	2005
	15.084714	17.591871	16.62%	1,935	2004
	10.000000	15.084714	50.85%	4,314	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.476379	2.776008	12.10%	0	2010
	1.996830	2.476379	24.02%	2,084	2009
	9.525930	1.996830	-79.04%	612	2008
	10.000000	9.525930	-4.74%	603	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.497568	3.926643	12.27%	0	2010
	2.830710	3.497568	23.56%	45	2009
	13.467884	2.830710	-78.98%	45	2008
	13.794853	13.467884	-2.37%	45	2007
	12.873541	13.794853	7.16%	759	2006
	12.864250	12.873541	0.07%	697	2005
	12.060288	12.864250	6.67%	2,670	2004
	10.000000	12.060288	20.60%	2,341	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.619523	14.339142	13.63%	6,797	2010
	10.050430	12.619523	25.56%	16,264	2009
	16.693442	10.050430	-39.79%	16,331	2008
	16.340170	16.693442	2.16%	14,338	2007
	14.513743	16.340170	12.58%	11,245	2006
	13.990832	14.513743	3.74%	11,533	2005
	13.066755	13.990832	7.07%	6,606	2004
	10.000000	13.066755	30.67%	6,160	2003*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.838740	20.327750	20.72%	2,815	2010
	12.539886	16.838740	34.28%	2,998	2009
	20.619456	12.539886	-39.18%	3,782	2008
	21.317808	20.619456	-3.28%	2,272	2007
	18.951604	21.317808	12.49%	2,181	2006
	17.607016	18.951604	7.64%	772	2005
	15.059532	17.607016	16.92%	833	2004
	10.000000	15.059532	50.60%	762	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.826649	11.616366	7.29%	0	2010
	10.000000	10.826649	8.27%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.905794	11.253389	3.19%	6,156	2010
	10.000000	10.905794	9.06%	1,447	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.079140	12.431474	12.21%	0	2010
	8.700061	11.079140	27.35%	188	2009
	14.467322	8.700061	-39.86%	188	2008
	15.697055	14.467322	-7.83%	188	2007
	13.803856	15.697055	13.72%	322	2006
	13.371334	13.803856	3.23%	322	2005
	12.267172	13.371334	9.00%	134	2004
	10.000000	12.267172	22.67%	134	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.195055	15.321738	7.94%	0	2010
	11.610063	14.195055	22.27%	0	2009
	21.116266	11.610063	-45.02%	0	2008
	19.865381	21.116266	6.30%	0	2007
	15.854247	19.865381	25.30%	0	2006
	14.403520	15.854247	10.07%	0	2005
	12.635959	14.403520	13.99%	0	2004
	10.000000	12.635959	26.36%	0	2003*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.294992	15.755217	18.50%	0	2010
	8.268867	13.294992	60.78%	0	2009
	13.386660	8.268867	-38.23%	0	2008
	12.933390	13.386660	3.50%	0	2007
	12.503574	12.933390	3.44%	136	2006
	12.058562	12.503574	3.69%	136	2005
	11.703107	12.058562	3.04%	136	2004
	10.000000	11.703107	17.03%	136	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.502017	5.02%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.377399	10.878470	4.83%	805	2010
	9.671154	10.377399	7.30%	864	2009
	11.009612	9.671154	-12.16%	2,590	2008
	10.667339	11.009612	3.21%	4,065	2007
	10.499491	10.667339	1.60%	99	2006
	10.297210	10.499491	1.96%	100	2005
	10.085843	10.297210	2.10%	100	2004
	10.000000	10.085843	0.86%	101	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.982861	19.359840	7.66%	0	2010
	14.088532	17.982861	27.64%	789	2009
	16.891896	14.088532	-16.60%	789	2008
	16.185813	16.891896	4.36%	849	2007
	14.889797	16.185813	8.70%	891	2006
	13.534807	14.889797	10.01%	1,102	2005
	12.533652	13.534807	7.99%	1,162	2004
	10.000000	12.533652	25.34%	1,466	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.765914	17.66%	252	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.846504	15.976693	24.37%	0	2010
	8.578995	12.846504	49.74%	0	2009*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.326389	13.633077	10.60%	0	2010
	10.445924	12.326389	18.00%	82	2009
	17.964756	10.445924	-41.85%	85	2008
	17.474675	17.964756	2.80%	300	2007
	15.233868	17.474675	14.71%	299	2006
	14.853284	15.233868	2.56%	521	2005
	13.620181	14.853284	9.05%	1,825	2004
	10.000000	13.620181	36.20%	236	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.650383	21.908237	24.12%	4,710	2010
	12.618626	17.650383	39.88%	1,888	2009
	20.030494	12.618626	-37.00%	1,492	2008
	20.123674	20.030494	-0.46%	0	2007
	17.970616	20.123674	11.98%	0	2006
	17.187195	17.970616	4.56%	0	2005
	14.720983	17.187195	16.75%	188	2004
	10.000000	14.720983	47.21%	244	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.929218	12.295411	3.07%	17,360	2010
	11.038864	11.929218	8.07%	18,754	2009
	11.440148	11.038864	-3.51%	15,200	2008
	10.657116	11.440148	7.35%	17,004	2007
	10.698655	10.657116	-0.39%	8,236	2006
	10.742961	10.698655	-0.41%	17,427	2005
	10.354917	10.742961	3.75%	8,259	2004
	10.000000	10.354917	3.55%	927	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.525743	13.983990	11.64%	0	2010
	10.846969	12.525743	15.48%	0	2009
	16.949441	10.846969	-36.00%	0	2008
	17.363685	16.949441	-2.39%	0	2007
	15.159191	17.363685	14.54%	0	2006
	14.791613	15.159191	2.49%	0	2005
	13.400667	14.791613	10.38%	35	2004
	10.000000	13.400667	34.01%	992	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.856213	13.831236	16.66%	18,432	2010
	9.315701	11.856213	27.27%	15,689	2009
	12.585912	9.315701	-25.98%	14,500	2008
	13.156741	12.585912	-4.34%	11,641	2007
	11.160354	13.156741	17.89%	7,584	2006
	10.000000	11.160354	11.60%	4,138	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.018891	12.934953	7.62%	0	2010
	10.000000	12.018891	20.19%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.527358	20.390739	23.38%	7,244	2010
	13.482033	16.527358	22.59%	442	2009
	19.903666	13.482033	-32.26%	346	2008
	20.435589	19.903666	-2.60%	0	2007
	18.215806	20.435589	12.19%	0	2006
	17.323874	18.215806	5.15%	0	2005
	14.495863	17.323874	19.51%	0	2004
	10.000000	14.495863	44.96%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.957235	14.551624	12.31%	16,147	2010
	10.484318	12.957235	23.59%	22,648	2009
	17.060175	10.484318	-38.55%	23,757	2008
	16.574042	17.060175	2.93%	23,243	2007
	14.671716	16.574042	12.97%	24,285	2006
	14.327417	14.671716	2.40%	20,214	2005
	13.241492	14.327417	8.20%	4,097	2004
	10.000000	13.241492	32.41%	1,634	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.044385	14.714455	12.80%	1,046	2010
	10.884321	13.044385	19.85%	1,447	2009
	15.795961	10.884321	-31.09%	1,417	2008
	15.078643	15.795961	4.76%	2,238	2007
	13.232899	15.078643	13.95%	5,765	2006
	12.961593	13.232899	2.09%	5,730	2005
	12.614318	12.961593	2.75%	666	2004
	10.000000	12.614318	26.14%	0	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.271918	13.175601	28.27%	2,966	2010
	8.330082	10.271918	23.31%	0	2009
	13.653059	8.330082	-38.99%	0	2008
	15.696762	13.653059	-13.02%	0	2007
	15.463665	15.696762	1.51%	0	2006
	14.940160	15.463665	3.50%	0	2005
	13.721639	14.940160	8.88%	0	2004
	10.000000	13.721639	37.22%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.630154	13.994934	10.81%	1,084	2010
	11.372684	12.630154	11.06%	0	2009
	16.491882	11.372684	-31.04%	0	2008
	15.342410	16.491882	7.49%	0	2007
	13.513893	15.342410	13.53%	0	2006
	13.552134	13.513893	-0.28%	105	2005
	12.904162	13.552134	5.02%	0	2004
	10.000000	12.904162	29.04%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.482091	12.190654	6.17%	15,455	2010
	9.745985	11.482091	17.81%	25,801	2009
	10.751903	9.745985	-9.36%	25,258	2008
	10.430737	10.751903	3.08%	24,132	2007
	10.236368	10.430737	1.90%	22,914	2006
	10.337354	10.236368	-0.98%	23,695	2005
	10.204194	10.337354	1.30%	10,853	2004
	10.000000	10.204194	2.04%	1,705	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.853307	11.976883	10.35%	46,011	2010
	8.929952	10.853307	21.54%	64,147	2009
	12.170952	8.929952	-26.63%	59,005	2008
	11.449951	12.170952	6.30%	29,895	2007
	10.656145	11.449951	7.45%	30,376	2006
	10.000000	10.656145	6.56%	17,928	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.749898	12.050735	12.10%	112,673	2010
	8.528856	10.749898	26.04%	138,860	2009
	12.944625	8.528856	-34.11%	139,029	2008
	12.006703	12.944625	7.81%	141,761	2007
	10.961738	12.006703	9.53%	142,905	2006
	10.000000	10.961738	9.62%	96,263	2005*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.501446	11.933033	13.63%	62,134	2010
	8.164651	10.501446	28.62%	62,284	2009
	13.468509	8.164651	-39.38%	62,340	2008
	12.367469	13.468509	8.90%	43,739	2007
	11.169149	12.367469	10.73%	42,397	2006
	10.000000	11.169149	11.69%	6,123	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.088047	16.459815	16.84%	9,075	2010
	9.736367	14.088047	44.70%	2,340	2009
	21.779859	9.736367	-55.30%	1,718	2008
	15.253319	21.779859	42.79%	1,047	2007
	13.339408	15.253319	14.35%	741	2006
	10.000000	13.339408	33.39%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.850889	14.480127	12.68%	23,758	2010
	10.090937	12.850889	27.35%	29,047	2009
	17.997091	10.090937	-43.93%	26,811	2008
	18.126350	17.997091	-0.71%	29,972	2007
	15.413918	18.126350	17.60%	21,385	2006
	14.890118	15.413918	3.52%	14,139	2005
	13.652543	14.890118	9.06%	9,945	2004
	10.000000	13.652543	36.53%	2,202	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.136474	14.739601	21.45%	10,216	2010
	9.672824	12.136474	25.47%	15,280	2009
	18.723429	9.672824	-48.34%	17,147	2008
	15.077970	18.723429	24.18%	32,466	2007
	14.428718	15.077970	4.50%	7,903	2006
	13.947355	14.428718	3.45%	6,688	2005
	13.794032	13.947355	1.11%	6,692	2004
	10.000000	13.794032	37.94%	1,076	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.696525	12.334105	5.45%	96,346	2010
	10.330978	11.696525	13.22%	190,018	2009
	10.914247	10.330978	-5.34%	186,213	2008
	10.695648	10.914247	2.04%	201,317	2007
	10.474496	10.695648	2.11%	95,073	2006
	10.483602	10.474496	-0.09%	24,451	2005
	10.262112	10.483602	2.16%	4,770	2004
	10.000000	10.262112	2.62%	640	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.423747	25.747562	26.07%	19,417	2010
	14.904845	20.423747	37.03%	25,617	2009
	25.171396	14.904845	-40.79%	24,839	2008
	22.260345	25.171396	13.08%	27,970	2007
	20.196810	22.260345	10.22%	27,893	2006
	17.452852	20.196810	15.72%	24,246	2005
	14.279064	17.452852	22.23%	4,365	2004
	10.000000	14.279064	42.79%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.182770	19.009475	10.63%	0	2010
	13.884102	17.182770	23.76%	0	2009
	25.269098	13.884102	-45.06%	0	2008
	22.019372	25.269098	14.76%	0	2007
	19.067291	22.019372	15.48%	0	2006
	16.370488	19.067291	16.47%	348	2005
	14.734289	16.370488	11.10%	349	2004
	10.000000	14.734289	47.34%	138	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.535584	12.761543	10.63%	1,497	2010
	9.322533	11.535584	23.74%	1,234	2009
	16.962678	9.322533	-45.04%	1,315	2008
	14.780294	16.962678	14.77%	1,167	2007
	12.794338	14.780294	15.52%	3,847	2006
	10.988531	12.794338	16.43%	3,736	2005
	10.000000	10.988531	9.89%	941	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.077894	19.916759	23.88%	1,124	2010
	10.434236	16.077894	54.09%	3,402	2009
	21.846573	10.434236	-52.24%	1,381	2008
	21.133526	21.846573	3.37%	3,193	2007
	18.578540	21.133526	13.75%	8,428	2006
	18.498039	18.578540	0.44%	9,533	2005
	16.572366	18.498039	11.62%	9,532	2004
	10.000000	16.572366	65.72%	822	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.326718	11.408652	10.48%	25,059	2010
	7.767215	10.326718	32.95%	32,903	2009
	11.261623	7.767215	-31.03%	33,358	2008
	11.070887	11.261623	1.72%	25,291	2007
	10.000000	11.070887	10.71%	1,266	2006*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.052968	15.440812	18.29%	5,648	2010
	11.344899	13.052968	15.06%	12,751	2009
	15.872203	11.344899	-28.52%	14,817	2008
	16.636787	15.872203	-4.60%	15,543	2007
	14.486224	16.636787	14.85%	15,640	2006
	14.284062	14.486224	1.42%	18,654	2005
	13.124559	14.284062	8.83%	15,273	2004
	10.000000	13.124559	31.25%	1,397	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.948821	21.308778	25.72%	23,149	2010
	13.383779	16.948821	26.64%	46,976	2009
	20.379018	13.383779	-34.33%	453	2008
	21.293406	20.379018	-4.29%	463	2007
	18.563394	21.293406	14.71%	0	2006
	17.405526	18.563394	6.65%	0	2005
	14.345083	17.405526	21.33%	7,083	2004
	10.000000	14.345083	43.45%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.389555	9.069547	8.11%	0	2010
	6.569115	8.389555	27.71%	3,212	2009
	10.000000	6.569115	-34.31%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.741349	18.137880	15.22%	0	2010
	9.299580	15.741349	69.27%	0	2009
	20.040896	9.299580	-53.60%	0	2008
	15.883394	20.040896	26.18%	6,144	2007
	12.638452	15.883394	25.68%	762	2006
	10.000000	12.638452	26.38%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.222589	19.369591	6.29%	0	2010
	13.561455	18.222589	34.37%	0	2009
	23.198948	13.561455	-41.54%	0	2008
	20.494837	23.198948	13.19%	0	2007
	17.210388	20.494837	19.08%	0	2006
	15.931585	17.210388	8.03%	0	2005
	13.708346	15.931585	16.22%	3,808	2004
	10.000000	13.708346	37.08%	0	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.132584	13.959209	6.29%	8,917	2010
	9.762388	13.132584	34.52%	14,047	2009
	16.704028	9.762388	-41.56%	139,820	2008
	14.758392	16.704028	13.18%	90,948	2007
	12.391616	14.758392	19.10%	55,251	2006
	11.474649	12.391616	7.99%	11,421	2005
	10.000000	11.474649	14.75%	6,608	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.235969	15.965661	12.15%	1,386	2010
	12.233112	14.235969	16.37%	1,130	2009
	11.747267	12.233112	4.14%	1,357	2008
	10.791538	11.747267	8.86%	0	2007
	9.752951	10.791538	10.65%	0	2006
	10.000000	9.752951	-2.47%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.302551	3.03%	402	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.276729	12.77%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.196594	12.647748	12.96%	136	2010
	9.459431	11.196594	18.36%	259	2009
	16.815938	9.459431	-43.75%	415	2008
	15.351080	16.815938	9.54%	405	2007
	14.761321	15.351080	4.00%	361	2006
	13.864661	14.761321	6.47%	960	2005
	13.298233	13.864661	4.26%	132	2004
	10.000000	13.298233	32.98%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.005193	17.430609	16.16%	3,429	2010
	10.777921	15.005193	39.22%	4,754	2009
	20.791514	10.777921	-48.16%	5,409	2008
	19.183735	20.791514	8.38%	6,384	2007
	16.828506	19.183735	14.00%	7,194	2006
	15.706782	16.828506	7.14%	2,917	2005
	13.897124	15.706782	13.02%	1,274	2004
	10.000000	13.897124	38.97%	0	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.809328	12.583734	6.56%	749	2010
	10.000000	11.809328	18.09%	1,547	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.272769	16.191014	6.01%	0	2010
	12.403331	15.272769	23.13%	0	2009
	15.070472	12.403331	-17.70%	15	2008
	13.937940	15.070472	8.13%	14	2007
	12.873580	13.937940	8.27%	108	2006
	12.194655	12.873580	5.57%	108	2005
	11.484704	12.194655	6.18%	584	2004
	10.000000	11.484704	14.85%	268	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.758387	18.540512	4.40%	6,010	2010
	12.403817	17.758387	43.17%	5,328	2009
	22.716955	12.403817	-45.40%	4,279	2008
	16.958344	22.716955	33.96%	1,312	2007
	15.849789	16.958344	6.99%	3,618	2006
	14.360798	15.849789	10.37%	660	2005
	12.415484	14.360798	15.67%	730	2004
	10.000000	12.415484	24.15%	237	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.205777	12.06%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.828103	26.760146	22.59%	735	2010
	12.431876	21.828103	75.58%	30,259	2009
	26.532446	12.431876	-53.14%	36,037	2008
	21.130702	26.532446	25.56%	13,002	2007
	14.689923	21.130702	43.84%	15,327	2006
	11.347757	14.689923	29.45%	662	2005
	10.000000	11.347757	13.48%	0	2004*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.044817	39.281295	22.58%	0	2010
	18.250720	32.044817	75.58%	0	2009
	38.966658	18.250720	-53.16%	0	2008
	31.120689	38.966658	43.78%	0	2007
	21.593269	31.120689	44.12%	0	2006
	16.690295	21.593269	29.38%	0	2005
	14.342071	16.690295	16.37%	0	2004
	10.000000	14.342071	43.42%	985	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.251577	14.572257	9.97%	1,077	2010
	9.716395	13.251577	36.38%	1,272	2009
	15.725168	9.716395	-38.21%	1,316	2008
	14.446858	15.725168	8.85%	1,286	2007
	13.730460	14.446858	5.22%	1,285	2006
	13.434891	13.730460	2.20%	1,629	2005
	12.572420	13.434891	6.86%	1,112	2004
	10.000000	12.572420	25.72%	156	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.149121	16.519974	9.05%	71,156	2010
	12.617582	15.149121	20.06%	113,159	2009
	19.133862	12.617582	-34.06%	17,731	2008
	18.139026	19.133862	5.48%	19,053	2007
	15.350871	18.139026	18.16%	29,368	2006
	14.704343	15.350871	4.40%	23,278	2005
	13.060441	14.704343	12.59%	2,913	2004
	10.000000	13.060441	30.60%	152	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.702750	7.03%	1,019	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.751814	10.066997	3.23%	45,544	2010
	8.776128	9.751814	11.12%	82,296	2009
	10.339136	8.776128	-15.12%	167,687	2008
	10.065578	10.339136	2.72%	175,388	2007
	9.851254	10.065578	2.18%	75,629	2006
	9.903697	9.851254	-0.53%	2,443	2005
	10.022565	9.903697	-1.19%	635	2004
	10.000000	10.022565	0.23%	8,357	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.857340	12.733574	17.28%	0	2010
	9.020719	10.857340	20.36%	2,187	2009
	15.200728	9.020719	-40.66%	2,187	2008
	15.425324	15.200728	-1.46%	0	2007
	14.946321	15.425324	3.20%	0	2006
	14.813472	14.946321	0.90%	0	2005
	13.504135	14.813472	9.70%	0	2004
	10.000000	13.504135	35.04%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.792100	15.409556	20.46%	11,450	2010
	9.926852	12.792100	28.86%	4,953	2009
	16.719252	9.926852	-40.63%	7,543	2008
	15.847072	16.719252	5.50%	190,120	2007
	14.213670	15.847072	11.49%	129,598	2006
	13.565311	14.213670	4.78%	23,159	2005
	12.213171	13.565311	11.07%	9,844	2004
	10.000000	12.213171	22.13%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.387724	13.743741	10.95%	25,628	2010
	10.000000	12.387724	23.88%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.034298	9.922759	9.83%	146,250	2010
	7.465869	9.034298	21.01%	129,880	2009
	10.843154	7.465869	-31.15%	119,459	2008
	10.420045	10.843154	4.06%	82,149	2007
	10.000000	10.420045	4.20%	30,484	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.205658	10.606108	3.92%	87,428	2010
	9.280979	10.205658	9.96%	74,044	2009
	10.502388	9.280979	-11.63%	74,409	2008
	10.402195	10.502388	0.96%	33,449	2007
	10.000000	10.402195	4.02%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.023020	10.938302	9.13%	7,084	2010
	7.218983	10.023020	38.84%	6,115	2009
	11.998783	7.218983	-39.84%	6,103	2008
	10.701461	11.998783	12.12%	1,353	2007
	10.000000	10.701461	7.01%	0	2006*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.352911	9.680230	15.89%	33,708	2010
	6.138425	8.352911	36.08%	29,233	2009
	11.222723	6.138425	-45.30%	54,486	2008
	10.229939	11.222723	9.70%	45,840	2007
	10.000000	10.229939	2.30%	29,708	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.597040	8.266547	8.81%	118,828	2010
	5.928601	7.597040	28.14%	95,918	2009
	9.762924	5.928601	-39.27%	90,342	2008
	10.000000	9.762924	-2.37%	33,065	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.273771	15.836568	10.95%	0	2010
	9.970928	14.273771	43.15%	0	2009
	14.122069	9.970928	-29.39%	0	2008
	13.966646	14.122069	1.11%	0	2007
	12.878087	13.966646	8.45%	0	2006
	12.828129	12.878087	0.39%	0	2005
	11.883363	12.828129	7.95%	236	2004
	10.000000	11.883363	18.83%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.523960	12.786356	10.95%	0	2010
	8.045559	11.523960	43.23%	0	2009
	11.412324	8.045559	-29.50%	0	2008
	11.283062	11.412324	1.15%	0	2007
	10.404099	11.283062	8.45%	0	2006
	10.000000	10.404099	4.04%	3,478	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.629139	8.631396	13.14%	1,043	2010
	5.086752	7.629139	49.98%	0	2009
	10.000000	5.086752	-49.13%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.845689	9.505383	21.15%	102,067	2010
	6.095623	7.845689	28.71%	221,781	2009
	10.000000	6.095623	-39.04%	263,461	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.017520	9.037008	12.72%	493	2010
	6.329119	8.017520	26.68%	1,127	2009
	10.000000	6.329119	-36.71%	1,605	2008*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.263244	10.027838	8.25%	305,681	2010
	7.884632	9.263244	17.48%	123,450	2009
	10.000000	7.884632	-21.15%	67,713	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.723627	9.613325	10.20%	139,819	2010
	7.165610	8.723627	21.74%	19,921	2009
	10.000000	7.165610	-28.34%	19,921	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.006663	10.478811	4.72%	72,940	2010
	9.029915	10.006663	10.82%	52,183	2009
	10.000000	9.029915	-9.70%	52,183	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	8.993867	9.821305	9.20%	178,661	2010
	7.521865	8.993867	19.57%	40,036	2009
	10.000000	7.521865	-24.78%	27,538	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.444619	9.382225	11.10%	430,609	2010
	6.804125	8.444619	24.11%	5,757	2009
	10.000000	6.804125	-31.96%	5,726	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.534297	10.192952	6.91%	39,678	2010
	8.262967	9.534297	15.39%	5,715	2009
	10.000000	8.262967	-17.37%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.427791	10.917498	4.70%	40,921	2010
	9.793750	10.427791	6.47%	81,588	2009
	10.000000	9.793750	-2.06%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.187800	11.859763	6.01%	0	2010
	9.799538	11.187800	14.17%	0	2009
	10.000000	9.799538	-2.00%	0	2008*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	31.978626	36.345122	13.65%	289	2010
	19.997995	31.978626	59.91%	290	2009
	48.482892	19.997995	-58.75%	290	2008
	34.059656	48.482892	42.35%	290	2007
	25.481383	34.059656	33.66%	291	2006
	19.637463	25.481383	29.76%	291	2005
	16.629376	19.637463	18.09%	3,623	2004
	10.000000	16.629376	66.29%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.180025	21.794414	13.63%	4,479	2010
	11.994322	19.180025	59.91%	65	2009
	29.033083	11.994322	-58.69%	0	2008
	20.359741	29.033083	42.60%	5,103	2007
	15.205039	20.359741	33.90%	5,817	2006
	11.703984	15.205039	29.91%	2,323	2005
	10.000000	11.703984	17.04%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.635860	11.954538	2.74%	87,764	2010
	11.556553	11.635860	0.69%	182,046	2009
	10.941692	11.556553	5.62%	233,536	2008
	10.414910	10.941692	5.06%	193,230	2007
	10.278047	10.414910	1.33%	100,222	2006
	10.150616	10.278047	1.26%	37,967	2005
	10.025426	10.150616	1.25%	5,152	2004
	10.000000	10.025426	0.25%	710	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.899575	7.644830	10.80%	1,542	2010
	5.435866	6.899575	26.93%	1,606	2009
	10.000000	5.435866	-45.64%	468	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.165074	8.598280	5.31%	881	2010
	6.475014	8.165074	26.10%	850	2009
	11.604467	6.475014	-44.20%	356	2008
	10.820602	11.604467	7.24%	169	2007
	10.000000	10.820602	8.21%	0	2006*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.885937	16.731092	12.40%	390,513	2010
	11.935003	14.885937	24.73%	464,069	2009
	19.273993	11.935003	-38.08%	496,935	2008
	18.553909	19.273993	3.88%	509,009	2007
	16.190743	18.553909	14.60%	537,916	2006
	15.298388	16.190743	5.83%	532,002	2005
	13.683298	15.298388	11.80%	107,939	2004
	10.000000	13.683298	36.83%	12,635	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.488255	12.369869	7.67%	4,385	2010
	10.000000	11.488255	14.88%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.045182	13.231289	9.85%	107,514	2010
	10.000000	12.045182	20.45%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.793354	12.244822	3.83%	29,115	2010
	11.026204	11.793354	6.96%	11,131	2009
	11.966235	11.026204	-7.86%	14,682	2008
	11.582248	11.966235	3.32%	9,168	2007
	11.126126	11.582248	4.10%	15,683	2006
	10.983569	11.126126	1.30%	26,051	2005
	10.704003	10.983569	2.61%	1,455	2004
	10.000000	10.704003	7.04%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.445621	14.622383	8.75%	521,154	2010
	11.510438	13.445621	16.81%	647,438	2009
	15.285064	11.510438	-24.69%	681,338	2008
	14.755622	15.285064	3.59%	734,429	2007
	13.513991	14.755622	9.19%	560,914	2006
	13.082811	13.513991	3.30%	420,898	2005
	12.181349	13.082811	7.40%	108,935	2004
	10.000000	12.181349	21.81%	20,737	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.402396	15.934161	10.64%	1,075,707	2010
	11.808455	14.402396	21.97%	1,224,924	2009
	17.554065	11.808455	-32.73%	1,411,485	2008
	16.867668	17.554065	4.07%	1,436,381	2007
	15.018394	16.867668	12.31%	1,294,599	2006
	14.304552	15.018394	4.99%	967,044	2005
	13.015066	14.304552	9.91%	332,985	2004
	10.000000	13.015066	30.15%	17,912	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.688935	13.501187	6.40%	72,975	2010
	11.296366	12.688935	12.33%	96,076	2009
	13.561316	11.296366	-16.70%	121,769	2008
	13.066840	13.561316	3.78%	136,760	2007
	12.290759	13.066840	6.31%	141,640	2006
	11.996352	12.290759	2.45%	128,262	2005
	11.417528	11.996352	5.07%	45,475	2004
	10.000000	11.417528	14.18%	97	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.894982	20.906373	23.74%	8,463	2010
	12.599854	16.894982	34.09%	10,001	2009
	20.226044	12.599854	-37.70%	9,154	2008
	19.180528	20.226044	5.45%	10,574	2007
	17.800600	19.180528	7.75%	17,127	2006
	16.194190	17.800600	9.92%	17,556	2005
	14.271063	16.194190	13.48%	11,040	2004
	10.000000	14.271063	42.71%	2,519	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.157162	9.959114	-1.95%	46,079	2010
	10.354819	10.157162	-1.91%	97,387	2009
	10.348233	10.354819	0.06%	119,545	2008
	10.072432	10.348233	2.74%	74,985	2007
	9.827008	10.072432	2.50%	34,701	2006
	9.761463	9.827008	0.67%	34,072	2005
	9.875470	9.761463	-1.15%	49,190	2004
	10.000000	9.875470	-1.25%	0	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.873865	12.875031	8.43%	4,429	2010
	9.736227	11.873865	21.96%	3,414	2009
	12.005886	9.736227	-18.90%	4,883	2008
	11.704613	12.005886	2.57%	3,715	2007
	11.385869	11.704613	2.80%	569	2006
	11.363940	11.385869	0.19%	515	2005
	10.879096	11.363940	4.46%	469	2004
	10.000000	10.879096	8.79%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.066282	9.000995	11.59%	109,386	2010
	6.044248	8.066282	33.45%	210,262	2009
	10.000000	6.044248	-39.56%	229,329	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.249548	14.795477	3.83%	0	2010
	11.221641	14.249548	26.98%	0	2009
	21.384785	11.221641	-47.53%	0	2008
	21.237273	21.384785	0.69%	0	2007
	17.694429	21.237273	20.02%	0	2006
	16.142684	17.694429	9.61%	214	2005
	13.719727	16.142684	17.66%	214	2004
	10.000000	13.719727	37.20%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.100781	10.483392	3.79%	5,186	2010
	7.955492	10.100781	26.97%	4,671	2009
	15.152857	7.955492	-47.50%	78,285	2008
	15.049828	15.152857	0.68%	99,649	2007
	12.538773	15.049828	20.03%	56,101	2006
	11.437668	12.538773	9.63%	12,196	2005
	10.000000	11.437668	14.38%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.961577	9.005380	13.11%	70,850	2010
	6.277357	7.961577	26.83%	136,058	2009
	10.000000	6.277357	-37.23%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.827338	8.653032	10.55%	4,487	2010
	6.265525	7.827338	24.93%	7,108	2009
	10.000000	6.265525	-37.34%	0	2008*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.687878	9.533309	24.00%	79,964	2010
	6.188086	7.687878	24.24%	147,239	2009
	10.000000	6.188086	-38.12%	82,479	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.531911	10.008039	17.30%	67,646	2010
	6.669444	8.531911	27.93%	130,823	2009
	10.000000	6.669444	-33.31%	170,057	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.383451	13.963762	22.67%	1,122	2010
	9.128209	11.383451	24.71%	1,200	2009
	17.414054	9.128209	-47.58%	1,056	2008
	16.221203	17.414054	7.35%	149	2007
	16.063452	16.221203	0.98%	13	2006
	15.205697	16.063452	5.64%	0	2005
	13.703517	15.205697	10.96%	8,914	2004
	10.000000	13.703517	37.04%	925	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.482865	20.440477	24.01%	259	2010
	13.356635	16.482865	23.41%	264	2009
	20.122351	13.356635	-33.62%	309	2008
	22.124258	20.122351	-9.05%	2,380	2007
	19.268704	22.124258	14.82%	7,618	2006
	19.119017	19.268704	0.78%	8,634	2005
	16.666453	19.119017	14.72%	8,912	2004
	10.000000	16.666453	66.66%	6,390	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.296331	19.970280	22.54%	325	2010
	12.363666	16.296331	31.81%	2,268	2009
	20.455785	12.363666	-39.56%	12,791	2008
	20.476947	20.455785	-0.10%	11,905	2007
	18.686979	20.476947	9.58%	17,664	2006
	17.014645	18.686979	9.83%	5,568	2005
	14.608788	17.014645	16.47%	698	2004
	10.000000	14.608788	46.09%	0	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.229463	13.576782	11.02%	68,176	2010
	9.933923	12.229463	23.11%	142,532	2009
	17.352525	9.933923	-42.75%	186,604	2008
	16.404635	17.352525	5.78%	159,985	2007
	14.752925	16.404635	11.20%	110,248	2006
	14.055950	14.752925	4.96%	27,416	2005
	13.087692	14.055950	7.40%	7,901	2004
	10.000000	13.087692	30.88%	5,970	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.114320	9.055986	27.29%	5,053	2010
	5.559464	7.114320	27.97%	172	2009
	10.000000	5.559464	-44.41%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.306389	10.349954	0.42%	11,235	2010
	9.813634	10.306389	5.02%	11,864	2009
	10.000000	9.813634	-1.86%	2,323	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.241944	14.443064	9.07%	0	2010
	10.000000	13.241944	32.42%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.867835	13.691636	6.40%	52,399	2010
	10.000000	12.867835	28.68%	162	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.864296	13.414082	4.27%	75,026	2010
	10.000000	12.864296	28.64%	160,893	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.307463	15.063527	13.20%	27,286	2010
	10.581010	13.307463	25.77%	27,189	2009
	17.189769	10.581010	-38.45%	32,780	2008
	18.002842	17.189769	-4.52%	94,666	2007
	15.887753	18.002842	13.31%	76,536	2006
	15.586906	15.887753	1.93%	20,463	2005
	13.577106	15.586906	14.80%	6,795	2004
	10.000000	13.577106	35.77%	5,454	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.295262	13.944595	13.41%	173	2010
	8.996820	12.295262	36.66%	210	2009
	15.382422	8.996820	-41.51%	254	2008
	14.793739	15.382422	3.98%	311	2007
	12.851121	14.793739	15.12%	348	2006
	11.491649	12.851121	11.83%	559	2005
	10.000000	11.491649	14.92%	333	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.806055	21.335250	13.45%	0	2010
	13.763518	18.806055	36.64%	10	2009
	23.526051	13.763518	-41.50%	29	2008
	22.620904	23.526051	4.00%	44	2007
	19.656415	22.620904	15.08%	60	2006
	17.575066	19.656415	11.84%	89	2005
	15.077980	17.575066	16.56%	122	2004
	10.000000	15.077980	50.78%	1,550	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.473004	2.770821	12.04%	9,883	2010
	1.995126	2.473004	23.95%	10,441	2009
	9.522694	1.995126	-79.05%	2,245	2008
	10.000000	9.522694	-4.77%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.485338	3.910909	12.21%	63	2010
	2.822247	3.485338	23.50%	63	2009
	13.434470	2.822247	-78.99%	64	2008
	13.767676	13.434470	-2.42%	65	2007
	12.854710	13.767676	7.10%	112	2006
	12.851964	12.854710	0.02%	112	2005
	12.054908	12.851964	6.61%	113	2004
	10.000000	12.054908	20.55%	47	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.575351	14.281674	13.57%	73,018	2010
	10.020365	12.575351	25.50%	137,835	2009
	16.652019	10.020365	-39.82%	158,132	2008
	16.307973	16.652019	2.11%	138,032	2007
	14.492509	16.307973	12.53%	113,309	2006
	13.977468	14.492509	3.68%	20,989	2005
	13.060920	13.977468	7.02%	264	2004
	10.000000	13.060920	30.61%	0	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.779833	20.246317	20.66%	2,335	2010
	12.502392	16.779833	34.21%	1,937	2009
	20.568311	12.502392	-39.22%	46,284	2008
	21.275840	20.568311	-3.33%	29,357	2007
	18.923917	21.275840	12.43%	19,960	2006
	17.590220	18.923917	7.58%	2,767	2005
	15.052827	17.590220	16.86%	221	2004
	10.000000	15.052827	50.53%	274	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.822960	11.606488	7.24%	0	2010
	10.000000	10.822960	8.23%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.902078	11.243820	3.13%	36,052	2010
	10.000000	10.902078	9.02%	67,020	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.041531	12.382977	12.15%	0	2010
	8.674948	11.041531	27.28%	0	2009
	14.432931	8.674948	-39.89%	0	2008
	15.667777	14.432931	-7.88%	125	2007
	13.785121	15.667777	13.66%	126	2006
	13.359972	13.785121	3.18%	126	2005
	12.262996	13.359972	8.95%	126	2004
	10.000000	12.262996	22.63%	160	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.146876	15.261968	7.88%	0	2010
	11.576553	14.146876	22.20%	0	2009
	21.066102	11.576553	-45.05%	0	2008
	19.828334	21.066102	6.24%	0	2007
	15.832728	19.828334	25.24%	0	2006
	14.391285	15.832728	10.02%	0	2005
	12.631654	14.391285	13.93%	0	2004
	10.000000	12.631654	26.32%	0	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.249841	15.693708	18.44%	0	2010
	8.244992	13.249841	60.70%	0	2009
	13.354829	8.244992	-38.26%	0	2008
	12.909247	13.354829	3.45%	0	2007
	12.486580	12.909247	3.38%	0	2006
	12.048297	12.486580	3.64%	0	2005
	11.699112	12.048297	2.98%	0	2004
	10.000000	11.699112	16.99%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.498469	4.98%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.342210	10.836056	4.78%	6,074	2010
	9.643273	10.342210	7.25%	7,632	2009
	10.983472	9.643273	-12.20%	105,230	2008
	10.647467	10.983472	3.16%	145,045	2007
	10.485262	10.647467	1.55%	78,074	2006
	10.288472	10.485262	1.91%	29,410	2005
	10.082409	10.288472	2.04%	1,616	2004
	10.000000	10.082409	0.82%	324	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.918838	19.281092	7.60%	0	2010
	14.045524	17.918838	27.58%	0	2009
	16.848924	14.045524	-16.64%	0	2008
	16.152914	16.848924	4.31%	0	2007
	14.867089	16.152914	8.65%	0	2006
	13.521031	14.867089	9.96%	0	2005
	12.527281	13.521031	7.93%	0	2004
	10.000000	12.527281	25.27%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.761937	17.62%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.812951	15.926844	24.30%	1,826	2010
	8.560950	12.812951	49.67%	0	2009*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.283222	13.578408	10.54%	0	2010
	10.414647	12.283222	17.94%	259	2009
	17.920145	10.414647	-41.88%	1,256	2008
	17.440215	17.920145	2.75%	1,200	2007
	15.211551	17.440215	14.65%	1,248	2006
	14.839080	15.211551	2.51%	1,267	2005
	13.614096	14.839080	9.00%	1,266	2004
	10.000000	13.614096	36.14%	1,117	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.588597	21.820428	24.06%	480	2010
	12.580856	17.588597	39.80%	294	2009
	19.980747	12.580856	-37.04%	0	2008
	20.083994	19.980747	-0.51%	0	2007
	17.944309	20.083994	11.92%	0	2006
	17.170760	17.944309	4.51%	0	2005
	14.714406	17.170760	16.69%	0	2004
	10.000000	14.714406	47.14%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.886696	12.245336	3.02%	6,115	2010
	11.005130	11.886696	8.01%	11,689	2009
	11.411009	11.005130	-3.56%	12,384	2008
	10.635425	11.411009	7.29%	4,584	2007
	10.682311	10.635425	-0.44%	13,829	2006
	10.732007	10.682311	-0.46%	4,868	2005
	10.349636	10.732007	3.69%	1,092	2004
	10.000000	10.349636	3.50%	752	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.481902	13.927941	11.59%	0	2010
	10.814518	12.481902	15.42%	0	2009
	16.907376	10.814518	-36.04%	252	2008
	17.329481	16.907376	-2.44%	237	2007
	15.137022	17.329481	14.48%	304	2006
	14.777488	15.137022	2.43%	322	2005
	13.394694	14.777488	10.32%	329	2004
	10.000000	13.394694	33.95%	0	2003*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.828022	13.791333	16.60%	5,170	2010
	9.298292	11.828022	27.21%	6,126	2009
	12.568812	9.298292	-26.02%	8,362	2008
	13.145612	12.568812	-4.39%	7,241	2007
	11.156580	13.145612	17.83%	3,250	2006
	10.000000	11.156580	11.57%	2,107	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.014804	12.923966	7.57%	1,084	2010
	10.000000	12.014804	20.15%	850	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.469490	20.308990	23.31%	4,575	2010
	13.441686	16.469490	22.53%	0	2009
	19.854246	13.441686	-32.30%	0	2008
	20.395311	19.854246	-2.65%	0	2007
	18.189148	20.395311	12.13%	0	2006
	17.307319	18.189148	5.10%	0	2005
	14.489397	17.307319	19.45%	0	2004
	10.000000	14.489397	44.89%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.911867	14.493289	12.25%	3,119	2010
	10.452937	12.911867	23.52%	7,512	2009
	17.017813	10.452937	-38.58%	7,963	2008
	16.541374	17.017813	2.88%	8,029	2007
	14.650249	16.541374	12.91%	8,342	2006
	14.313731	14.650249	2.35%	7,301	2005
	13.235593	14.313731	8.15%	417	2004
	10.000000	13.235593	32.36%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.998709	14.655453	12.75%	2,002	2010
	10.851741	12.998709	19.78%	2,737	2009
	15.756723	10.851741	-31.13%	3,140	2008
	15.048908	15.756723	4.70%	3,143	2007
	13.213518	15.048908	13.89%	3,145	2006
	12.949201	13.213518	2.04%	2,837	2005
	12.608682	12.949201	2.70%	460	2004
	10.000000	12.608682	26.09%	0	2003*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.235941	13.122763	28.20%	0	2010
	8.305143	10.235941	23.25%	0	2009
	13.619162	8.305143	-39.02%	0	2008
	15.665831	13.619162	-13.06%	0	2007
	15.441047	15.665831	1.46%	0	2006
	14.925899	15.441047	3.45%	0	2005
	13.715524	14.925899	8.82%	0	2004
	10.000000	13.715524	37.16%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.585925	13.938823	10.75%	0	2010
	11.338646	12.585925	11.00%	0	2009
	16.450925	11.338646	-31.08%	70	2008
	15.312158	16.450925	7.44%	75	2007
	13.494105	15.312158	13.47%	104	2006
	13.539186	13.494105	-0.33%	107	2005
	12.898411	13.539186	4.97%	106	2004
	10.000000	12.898411	28.98%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.441913	12.141791	6.12%	1,469	2010
	9.716829	11.441913	17.75%	3,238	2009
	10.725195	9.716829	-9.40%	3,767	2008
	10.410154	10.725195	3.03%	4,160	2007
	10.221367	10.410154	1.85%	4,935	2006
	10.327466	10.221367	-1.03%	2,398	2005
	10.199626	10.327466	1.25%	571	2004
	10.000000	10.199626	2.00%	546	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.827476	11.942285	10.30%	75,528	2010
	8.913255	10.827476	21.48%	83,449	2009
	12.154417	8.913255	-26.67%	87,619	2008
	11.440257	12.154417	6.24%	89,016	2007
	10.652543	11.440257	7.39%	76,339	2006
	10.000000	10.652543	6.53%	5,832	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.724355	12.015974	12.04%	25,568	2010
	8.512922	10.724355	25.98%	50,190	2009
	12.927048	8.512922	-34.15%	56,606	2008
	11.996552	12.927048	7.76%	56,881	2007
	10.958037	11.996552	9.48%	59,824	2006
	10.000000	10.958037	9.58%	55,336	2005*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.476459	11.898578	13.57%	5,000	2010
	8.149378	10.476459	28.56%	5,530	2009
	13.450189	8.149378	-39.41%	5,533	2008
	12.356992	13.450189	8.85%	5,525	2007
	11.165376	12.356992	10.67%	5,527	2006
	10.000000	11.165376	11.65%	498	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.054514	16.412262	16.78%	4,754	2010
	9.718154	14.054514	44.62%	5,110	2009
	21.750264	9.718154	-55.32%	5,022	2008
	15.240404	21.750264	42.71%	2,856	2007
	13.334901	15.240404	14.29%	3,310	2006
	10.000000	13.334901	33.35%	2,137	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.805864	14.422051	12.62%	11,756	2010
	10.060711	12.805864	27.29%	13,421	2009
	17.952378	10.060711	-43.96%	18,901	2008
	18.090595	17.952378	-0.76%	27,352	2007
	15.391340	18.090595	17.54%	26,813	2006
	14.875872	15.391340	3.47%	21,560	2005
	13.646439	14.875872	9.01%	7,537	2004
	10.000000	13.646439	36.46%	702	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.093964	14.680492	21.39%	2,089	2010
	9.643854	12.093964	25.41%	2,258	2009
	18.676923	9.643854	-48.36%	3,778	2008
	15.048226	18.676923	24.11%	5,484	2007
	14.407585	15.048226	4.45%	3,424	2006
	13.934014	14.407585	3.40%	4,137	2005
	13.787874	13.934014	1.06%	2,605	2004
	10.000000	13.787874	37.88%	498	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.655600	12.284691	5.40%	136,818	2010
	10.300077	11.655600	13.16%	282,673	2009
	10.887139	10.300077	-5.39%	265,302	2008
	10.674560	10.887139	1.99%	317,249	2007
	10.459156	10.674560	2.06%	179,075	2006
	10.473565	10.459156	-0.14%	44,101	2005
	10.257524	10.473565	2.11%	2,225	2004
	10.000000	10.257524	2.58%	1,090	2003*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.352237	25.644353	26.00%	7,820	2010
	14.860226	20.352237	36.96%	15,966	2009
	25.108879	14.860226	-40.82%	19,514	2008
	22.216447	25.108879	13.02%	17,923	2007
	20.167250	22.216447	10.16%	15,979	2006
	17.436169	20.167250	15.66%	11,877	2005
	14.272687	17.436169	22.16%	2,642	2004
	10.000000	14.272687	42.73%	706	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.122640	18.933315	10.57%	0	2010
	13.842568	17.122640	23.70%	0	2009
	25.206389	13.842568	-45.08%	0	2008
	21.975993	25.206389	14.70%	0	2007
	19.039399	21.975993	15.42%	0	2006
	16.354848	19.039399	16.41%	0	2005
	14.727704	16.354848	11.05%	0	2004
	10.000000	14.727704	47.28%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.502257	12.718192	10.57%	1,929	2010
	9.300353	11.502257	23.68%	1,180	2009
	16.931002	9.300353	-45.07%	1,295	2008
	14.760267	16.931002	14.71%	959	2007
	12.783502	14.760267	15.46%	790	2006
	10.984823	12.783502	16.37%	759	2005
	10.000000	10.984823	9.85%	751	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.021586	19.836895	23.81%	431	2010
	10.403005	16.021586	54.01%	2,260	2009
	21.792351	10.403005	-52.26%	2,260	2008
	21.091888	21.792351	3.32%	2,260	2007
	18.551354	21.091888	13.69%	3,270	2006
	18.480368	18.551354	0.38%	3,676	2005
	16.564974	18.480368	11.56%	1,522	2004
	10.000000	16.564974	65.65%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.307392	11.381495	10.42%	9,216	2010
	7.756633	10.307392	32.88%	11,944	2009
	11.252036	7.756633	-31.06%	13,615	2008
	11.067139	11.252036	1.67%	15,654	2007
	10.000000	11.067139	10.67%	8,432	2006*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.007255	15.378887	18.23%	4,936	2010
	11.310939	13.007255	15.00%	7,510	2009
	15.832786	11.310939	-28.56%	9,332	2008
	16.603985	15.832786	-4.64%	9,999	2007
	14.465009	16.603985	14.79%	16,692	2006
	14.270396	14.465009	1.36%	12,196	2005
	13.118697	14.270396	8.78%	4,760	2004
	10.000000	13.118697	31.19%	533	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.889459	21.223345	25.66%	24,966	2010
	13.343704	16.889459	26.57%	59,336	2009
	20.328398	13.343704	-34.36%	3,363	2008
	21.251414	20.328398	-4.34%	2,001	2007
	18.536218	21.251414	14.65%	6,538	2006
	17.388881	18.536218	6.60%	1,824	2005
	14.338680	17.388881	21.27%	477	2004
	10.000000	14.338680	43.39%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.382437	9.057230	8.05%	1,413	2010
	6.566886	8.382437	27.65%	1,413	2009
	10.000000	6.566886	-34.33%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.703920	18.085531	15.17%	0	2010
	9.282193	15.703920	69.18%	0	2009
	20.013666	9.282193	-53.62%	0	2008
	15.869953	20.013666	26.11%	0	2007
	12.634183	15.869953	25.61%	142	2006
	10.000000	12.634183	26.34%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.158811	19.291957	6.24%	0	2010
	13.520894	18.158811	34.30%	0	2009
	23.141396	13.520894	-41.57%	0	2008
	20.454471	23.141396	13.14%	0	2007
	17.185226	20.454471	19.02%	0	2006
	15.916376	17.185226	7.97%	0	2005
	13.702237	15.916376	16.16%	0	2004
	10.000000	13.702237	37.02%	0	2003*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.094720	13.911875	6.24%	2,105	2010
	9.739200	13.094720	34.45%	2,027	2009
	16.672885	9.739200	-41.59%	134,885	2008
	14.738430	16.672885	13.13%	76,998	2007
	12.381147	14.738430	19.04%	65,168	2006
	11.470781	12.381147	7.94%	17,846	2005
	10.000000	11.470781	14.71%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.202137	15.919601	12.09%	152	2010
	12.210264	14.202137	16.31%	340	2009
	11.731306	12.210264	4.08%	1,890	2008
	10.782410	11.731306	8.80%	111	2007
	9.749654	10.782410	10.59%	0	2006
	10.000000	9.749654	-2.50%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.301686	3.02%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.275788	12.76%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.157398	12.597047	12.90%	4,513	2010
	9.431120	11.157398	18.30%	6,360	2009
	16.774181	9.431120	-43.78%	7,198	2008
	15.320803	16.774181	9.49%	7,515	2007
	14.739705	15.320803	3.94%	6,968	2006
	13.851398	14.739705	6.41%	3,457	2005
	13.292300	13.851398	4.21%	908	2004
	10.000000	13.292300	32.92%	432	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.952636	17.360705	16.10%	316	2010
	10.745663	14.952636	39.15%	875	2009
	20.739885	10.745663	-48.19%	893	2008
	19.145913	20.739885	8.33%	1,574	2007
	16.803873	19.145913	13.94%	1,596	2006
	15.691767	16.803873	7.09%	908	2005
	13.890922	15.691767	12.96%	234	2004
	10.000000	13.890922	38.91%	0	2003*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.805310	12.573051	6.50%	3,050	2010
	10.000000	11.805310	18.05%	4,104	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.219304	16.126109	5.96%	0	2010
	12.366211	15.219304	23.07%	105	2009
	15.033046	12.366211	-17.74%	296	2008
	13.910453	15.033046	8.07%	354	2007
	12.854723	13.910453	8.21%	361	2006
	12.182985	12.854723	5.51%	360	2005
	11.479571	12.182985	6.13%	358	2004
	10.000000	11.479571	14.80%	495	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.696209	18.466169	4.35%	2,783	2010
	12.366694	17.696209	43.10%	2,345	2009
	22.660553	12.366694	-45.43%	2,612	2008
	16.924911	22.660553	33.89%	239	2007
	15.826592	16.924911	6.94%	0	2006
	14.347068	15.826592	10.31%	0	2005
	12.409946	14.347068	15.61%	0	2004
	10.000000	12.409946	24.10%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.201998	12.02%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.765137	26.669354	22.53%	2,959	2010
	12.402329	21.765137	75.49%	11,816	2009
	26.482945	12.402329	-53.17%	14,990	2008
	21.102106	26.482945	25.50%	7,942	2007
	14.677503	21.102106	43.77%	25,599	2006
	11.343922	14.677503	29.39%	0	2005
	10.000000	11.343922	13.44%	0	2004*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	31.932648	39.123862	22.52%	0	2010
	18.196107	31.932648	75.49%	0	2009
	38.869952	18.196107	-53.19%	0	2008
	31.059367	38.869952	43.71%	0	2007
	21.561672	31.059367	44.05%	0	2006
	16.674337	21.561672	29.31%	0	2005
	14.335673	16.674337	16.31%	0	2004
	10.000000	14.335673	43.36%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.205176	14.513836	9.91%	748	2010
	9.687317	13.205176	36.31%	4,276	2009
	15.686120	9.687317	-38.24%	4,297	2008
	14.418372	15.686120	8.79%	4,331	2007
	13.710361	14.418372	5.16%	4,342	2006
	13.422048	13.710361	2.15%	4,147	2005
	12.566816	13.422048	6.81%	0	2004
	10.000000	12.566816	25.67%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.096050	16.453716	8.99%	82,913	2010
	12.579805	15.096050	20.00%	131,874	2009
	19.086329	12.579805	-34.09%	9,873	2008
	18.103254	19.086329	5.43%	9,974	2007
	15.328391	18.103254	18.10%	7,491	2006
	14.690284	15.328391	4.34%	4,345	2005
	13.054616	14.690284	12.53%	652	2004
	10.000000	13.054616	30.55%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.699132	6.99%	2,034	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.717674	10.026637	3.18%	78,715	2010
	8.749863	9.717674	11.06%	173,538	2009
	10.313447	8.749863	-15.16%	288,700	2008
	10.045719	10.313447	2.67%	312,944	2007
	9.836823	10.045719	2.12%	188,847	2006
	9.894218	9.836823	-0.58%	2,408	2005
	10.018073	9.894218	-1.24%	494	2004
	10.000000	10.018073	0.18%	0	2003*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.819322	12.682542	17.22%	1,340	2010
	8.993716	10.819322	20.30%	1,094	2009
	15.162984	8.993716	-40.69%	1,362	2008
	15.394913	15.162984	-1.51%	1,362	2007
	14.924447	15.394913	3.15%	1,362	2006
	14.799321	14.924447	0.85%	1,362	2005
	13.498105	14.799321	9.64%	250	2004
	10.000000	13.498105	34.98%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.748631	15.349366	20.40%	1,677	2010
	9.898182	12.748631	28.80%	8,813	2009
	16.679488	9.898182	-40.66%	9,717	2008
	15.817494	16.679488	5.45%	229,817	2007
	14.194362	15.817494	11.44%	174,635	2006
	13.553780	14.194362	4.73%	40,458	2005
	12.209006	13.553780	11.01%	932	2004
	10.000000	12.209006	22.09%	961	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.383510	13.732077	10.89%	9,817	2010
	10.000000	12.383510	23.84%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.017389	9.899139	9.78%	73,637	2010
	7.455703	9.017389	20.95%	53,647	2009
	10.833923	7.455703	-31.18%	49,517	2008
	10.416519	10.833923	4.01%	37,407	2007
	10.000000	10.416519	4.17%	28,976	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.186610	10.580908	3.87%	51,530	2010
	9.268369	10.186610	9.91%	26,073	2009
	10.493465	9.268369	-11.67%	23,564	2008
	10.398680	10.493465	0.91%	9,341	2007
	10.000000	10.398680	3.99%	766	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.004291	10.912299	9.08%	2,753	2010
	7.209163	10.004291	38.77%	1,086	2009
	11.988593	7.209163	-39.87%	1,535	2008
	10.697846	11.988593	12.07%	1,020	2007
	10.000000	10.697846	6.98%	0	2006*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.337279	9.657187	15.83%	19,224	2010
	6.130054	8.337279	36.01%	13,329	2009
	11.213159	6.130054	-45.33%	21,883	2008
	10.226475	11.213159	9.65%	19,891	2007
	10.000000	10.226475	2.26%	15,971	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.586684	8.251065	8.76%	62,918	2010
	5.923551	7.586684	28.08%	24,848	2009
	9.759595	5.923551	-39.31%	23,198	2008
	10.000000	9.759595	-2.40%	5,396	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.223803	15.773083	10.89%	0	2010
	9.941084	14.223803	43.08%	0	2009
	14.086994	9.941084	-29.43%	0	2008
	13.939108	14.086994	1.06%	0	2007
	12.859225	13.939108	8.40%	0	2006
	12.815853	12.859225	0.34%	67	2005
	11.878062	12.815853	7.90%	0	2004
	10.000000	11.878062	18.78%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.496573	12.749463	10.90%	1,527	2010
	8.030534	11.496573	43.16%	1,526	2009
	11.396831	8.030534	-29.54%	0	2008
	11.273516	11.396831	1.09%	110	2007
	10.400579	11.273516	8.39%	93	2006
	10.000000	10.400579	4.01%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.622653	8.619664	13.08%	2,751	2010
	5.085011	7.622653	49.90%	2,127	2009
	10.000000	5.085011	-49.15%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.839014	9.492455	21.09%	108,630	2010
	6.093540	7.839014	28.64%	280,352	2009
	10.000000	6.093540	-39.06%	322,317	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.010702	9.024733	12.66%	0	2010
	6.326955	8.010702	26.61%	0	2009
	10.000000	6.326955	-36.73%	0	2008*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.255380	10.014215	8.20%	79,642	2010
	7.881950	9.255380	17.43%	4,738	2009
	10.000000	7.881950	-21.18%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.716193	9.600233	10.14%	19,868	2010
	7.163165	8.716193	21.68%	9,813	2009
	10.000000	7.163165	-28.37%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.998153	10.464567	4.67%	44,649	2010
	9.026837	9.998153	10.76%	34,304	2009
	10.000000	9.026837	-9.73%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	8.986208	9.807936	9.14%	320,736	2010
	7.519299	8.986208	19.51%	0	2009
	10.000000	7.519299	-24.81%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.437446	9.369473	11.05%	132,842	2010
	6.801819	8.437446	24.05%	29,642	2009
	10.000000	6.801819	-31.98%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.526187	10.179093	6.85%	32,014	2010
	8.260152	9.526187	15.33%	0	2009
	10.000000	8.260152	-17.40%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.418934	10.902664	4.64%	81,842	2010
	9.790412	10.418934	6.42%	179,250	2009
	10.000000	9.790412	-2.10%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.178289	11.843644	5.95%	5,845	2010
	9.796204	11.178289	14.11%	0	2009
	10.000000	9.796204	-2.04%	0	2008*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	31.866684	36.199448	13.60%	0	2010
	19.938150	31.866684	59.83%	0	2009
	48.362585	19.938150	-58.77%	0	2008
	33.992546	48.362585	42.27%	0	2007
	25.444107	33.992546	33.60%	0	2006
	19.618701	25.444107	29.69%	0	2005
	16.621951	19.618701	18.03%	0	2004
	10.000000	16.621951	66.22%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.124700	21.720480	13.57%	1,771	2010
	11.965826	19.124700	59.83%	2,034	2009
	28.978949	11.965826	-58.71%	1,399	2008
	20.332185	28.978949	42.53%	1,613	2007
	15.192178	20.332185	33.83%	1,983	2006
	11.700031	15.192178	29.85%	1,794	2005
	10.000000	11.700031	17.00%	92	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.595134	11.906618	2.69%	97,184	2010
	11.521982	11.595134	0.63%	239,071	2009
	10.914519	11.521982	5.57%	287,422	2008
	10.394371	10.914519	5.00%	297,192	2007
	10.262991	10.394371	1.28%	180,844	2006
	10.140898	10.262991	1.20%	48,441	2005
	10.020956	10.140898	1.20%	9,074	2004
	10.000000	10.020956	0.21%	0	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.893687	7.634417	10.75%	1,926	2010
	5.434017	6.893687	26.86%	1,952	2009
	10.000000	5.434017	-45.66%	1,098	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.149818	8.577857	5.25%	672	2010
	6.466209	8.149818	26.04%	338	2009
	11.594614	6.466209	-44.23%	251	2008
	10.816951	11.594614	7.19%	200	2007
	10.000000	10.816951	8.17%	0	2006*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.833793	16.663996	12.34%	160,375	2010
	11.899267	14.833793	24.66%	265,190	2009
	19.226118	11.899267	-38.11%	294,579	2008
	18.517327	19.226118	3.83%	303,895	2007
	16.167042	18.517327	14.54%	301,937	2006
	15.283768	16.167042	5.78%	238,486	2005
	13.677198	15.283768	11.75%	0	2004
	10.000000	13.677198	36.77%	0	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.484351	12.359361	7.62%	46,142	2010
	10.000000	11.484351	14.84%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.041092	13.220057	9.79%	0	2010
	10.000000	12.041092	20.41%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.752039	12.195709	3.78%	42,573	2010
	10.993182	11.752039	6.90%	58,776	2009
	11.936474	10.993182	-7.90%	67,154	2008
	11.559372	11.936474	3.26%	67,167	2007
	11.109804	11.559372	4.05%	60,434	2006
	10.973047	11.109804	1.25%	16,865	2005
	10.699211	10.973047	2.56%	0	2004
	10.000000	10.699211	6.99%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.398560	14.563770	8.70%	1,028,693	2010
	11.476005	13.398560	16.75%	1,028,432	2009
	15.247123	11.476005	-24.73%	1,090,851	2008
	14.726538	15.247123	3.54%	1,152,994	2007
	13.494221	14.726538	9.13%	1,032,894	2006
	13.070314	13.494221	3.24%	284,317	2005
	12.175914	13.070314	7.35%	28,378	2004
	10.000000	12.175914	21.76%	1,614	2003*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.351968	15.870272	10.58%	372,892	2010
	11.773104	14.351968	21.90%	379,355	2009
	17.510466	11.773104	-32.77%	396,033	2008
	16.834397	17.510466	4.02%	441,820	2007
	14.996405	16.834397	12.26%	412,199	2006
	14.290884	14.996405	4.94%	205,550	2005
	13.009258	14.290884	9.85%	18,701	2004
	10.000000	13.009258	30.09%	6,336	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.644506	13.447050	6.35%	134,317	2010
	11.262556	12.644506	12.27%	155,771	2009
	13.527627	11.262556	-16.74%	162,692	2008
	13.041070	13.527627	3.73%	171,146	2007
	12.272756	13.041070	6.26%	90,750	2006
	11.984874	12.272756	2.40%	50,061	2005
	11.412415	11.984874	5.02%	4,510	2004
	10.000000	11.412415	14.12%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.835846	20.822591	23.68%	674	2010
	12.562143	16.835846	34.02%	3,727	2009
	20.175812	12.562143	-37.74%	4,011	2008
	19.142699	20.175812	5.40%	4,240	2007
	17.774527	19.142699	7.70%	3,601	2006
	16.178697	17.774527	9.86%	3,982	2005
	14.264686	16.178697	13.42%	375	2004
	10.000000	14.264686	42.65%	254	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.121394	9.918980	-2.00%	42,251	2010
	10.323619	10.121394	-1.96%	33,521	2009
	10.322317	10.323619	0.01%	55,194	2008
	10.052363	10.322317	2.69%	80,288	2007
	9.812418	10.052363	2.45%	38,258	2006
	9.751932	9.812418	0.62%	51,544	2005
	9.870861	9.751932	-1.20%	0	2004
	10.000000	9.870861	-1.29%	0	2003*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.832311	12.823431	8.38%	8,308	2010
	9.707104	11.832311	21.89%	1,125	2009
	11.976073	9.707104	-18.95%	638	2008
	11.681535	11.976073	2.52%	685	2007
	11.369198	11.681535	2.75%	0	2006
	11.353070	11.369198	0.14%	0	2005
	10.874234	11.353070	4.40%	0	2004
	10.000000	10.874234	8.74%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.059411	8.988754	11.53%	95,187	2010
	6.042180	8.059411	33.39%	241,212	2009
	10.000000	6.042180	-39.58%	232,257	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.201140	14.737712	3.78%	0	2010
	11.189232	14.201140	26.92%	0	2009
	21.333940	11.189232	-47.55%	0	2008
	21.197648	21.333940	0.64%	0	2007
	17.670393	21.197648	19.96%	0	2006
	16.128964	17.670393	9.56%	0	2005
	13.715059	16.128964	17.60%	0	2004
	10.000000	13.715059	37.15%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.071641	10.447829	3.74%	9,777	2010
	7.936587	10.071641	26.90%	4,340	2009
	15.124590	7.936587	-47.53%	87,723	2008
	15.029456	15.124590	0.63%	113,535	2007
	12.528177	15.029456	19.97%	75,910	2006
	11.433814	12.528177	9.57%	20,909	2005
	10.000000	11.433814	14.34%	2,583	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.954801	8.993135	13.05%	56,627	2010
	6.275218	7.954801	26.77%	147,058	2009
	10.000000	6.275218	-37.25%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.820676	8.641256	10.49%	7,290	2010
	6.263383	7.820676	24.86%	14,725	2009
	10.000000	6.263383	-37.37%	0	2008*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.681338	9.520352	23.94%	72,296	2010
	6.185976	7.681338	24.17%	135,617	2009
	10.000000	6.185976	-38.14%	100,779	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.524647	9.994435	17.24%	58,631	2010
	6.667167	8.524647	27.86%	117,805	2009
	10.000000	6.667167	-33.33%	176,133	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.343579	13.907761	22.60%	0	2010
	9.100871	11.343579	24.64%	0	2009
	17.370806	9.100871	-47.61%	0	2008
	16.189221	17.370806	7.30%	0	2007
	16.039936	16.189221	0.93%	0	2006
	15.191147	16.039936	5.59%	0	2005
	13.697399	15.191147	10.91%	0	2004
	10.000000	13.697399	36.97%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.425105	20.358457	23.95%	0	2010
	13.316646	16.425105	23.34%	0	2009
	20.072381	13.316646	-33.66%	0	2008
	22.080654	20.072381	-9.10%	0	2007
	19.240517	22.080654	14.76%	0	2006
	19.100756	19.240517	0.73%	0	2005
	16.659014	19.100756	14.66%	0	2004
	10.000000	16.659014	66.59%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.239254	19.890197	22.48%	944	2010
	12.326649	16.239254	31.74%	619	2009
	20.404982	12.326649	-39.59%	20,906	2008
	20.436580	20.404982	-0.15%	18,976	2007
	18.659637	20.436580	9.52%	22,175	2006
	16.998385	18.659637	9.77%	4,650	2005
	14.602274	16.998385	16.41%	431	2004
	10.000000	14.602274	46.02%	0	2003*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.186641	13.522357	10.96%	74,136	2010
	9.904190	12.186641	23.05%	172,674	2009
	17.309446	9.904190	-42.78%	207,572	2008
	16.372298	17.309446	5.72%	185,961	2007
	14.731332	16.372298	11.14%	143,601	2006
	14.042516	14.731332	4.91%	30,739	2005
	13.081852	14.042516	7.34%	0	2004
	10.000000	13.081852	30.82%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.108237	9.043639	27.23%	438	2010
	5.557552	7.108237	27.90%	518	2009
	10.000000	5.557552	-44.42%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.297627	10.335882	0.37%	5,597	2010
	9.810294	10.297627	4.97%	6,493	2009
	10.000000	9.810294	-1.90%	1,563	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.237438	14.430783	9.01%	0	2010
	10.000000	13.237438	32.37%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.863456	13.680001	6.35%	40,753	2010
	10.000000	12.863456	28.63%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.859919	13.402685	4.22%	66,387	2010
	10.000000	12.859919	28.60%	170,014	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.260872	15.003144	13.14%	18,139	2010
	10.549343	13.260872	25.70%	15,634	2009
	17.147089	10.549343	-38.48%	40,751	2008
	17.967360	17.147089	-4.57%	124,395	2007
	15.864498	17.967360	13.26%	108,636	2006
	15.572011	15.864498	1.88%	33,133	2005
	13.571043	15.572011	14.74%	1,406	2004
	10.000000	13.571043	35.71%	0	2003*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.259793	13.897281	13.36%	1,493	2010
	8.975445	12.259793	36.59%	1,867	2009
	15.353730	8.975445	-41.54%	3,651	2008
	14.773726	15.353730	3.93%	4,709	2007
	12.840264	14.773726	15.06%	3,609	2006
	11.487770	12.840264	11.77%	2,829	2005
	10.000000	11.487770	14.88%	425	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.740224	21.249728	13.39%	0	2010
	13.722341	18.740224	36.57%	0	2009
	23.467650	13.722341	-41.53%	0	2008
	22.576320	23.467650	3.95%	0	2007
	19.627656	22.576320	15.02%	0	2006
	17.558275	19.627656	11.79%	0	2005
	15.071262	17.558275	16.50%	0	2004
	10.000000	15.071262	50.71%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.469631	2.765635	11.99%	5,291	2010
	1.993421	2.469631	23.89%	5,291	2009
	9.519446	1.993421	-79.06%	0	2008
	10.000000	9.519446	-4.81%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.473117	3.895206	12.15%	0	2010
	2.813789	3.473117	23.43%	0	2009
	13.401094	2.813789	-79.00%	0	2008
	13.740526	13.401094	-2.47%	0	2007
	12.835886	13.740526	7.05%	0	2006
	12.839669	12.835886	-0.03%	0	2005
	12.049521	12.839669	6.56%	0	2004
	10.000000	12.049521	20.50%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.531309	14.224403	13.51%	71,235	2010
	9.990364	12.531309	25.43%	164,600	2009
	16.610661	9.990364	-39.86%	180,791	2008
	16.275822	16.610661	2.06%	174,443	2007
	14.471295	16.275822	12.47%	155,453	2006
	13.964102	14.471295	3.63%	33,411	2005
	13.055094	13.964102	6.96%	1,057	2004
	10.000000	13.055094	30.55%	757	2003*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.721060	20.165129	20.60%	568	2010
	12.464953	16.721060	34.14%	581	2009
	20.517229	12.464953	-39.25%	47,076	2008
	21.233889	20.517229	-3.38%	32,963	2007
	18.896219	21.233889	12.37%	27,139	2006
	17.573405	18.896219	7.53%	4,155	2005
	15.046104	17.573405	16.80%	0	2004
	10.000000	15.046104	50.46%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.819270	11.596615	7.18%	248	2010
	10.000000	10.819270	8.19%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.898362	11.234258	3.08%	44,427	2010
	10.000000	10.898362	8.98%	77,871	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.004024	12.334614	12.09%	0	2010
	8.649897	11.004024	27.22%	0	2009
	14.398624	8.649897	-39.93%	564	2008
	15.638555	14.398624	-7.93%	480	2007
	13.766406	15.638555	13.60%	458	2006
	13.348624	13.766406	3.13%	471	2005
	12.258826	13.348624	8.89%	474	2004
	10.000000	12.258826	22.59%	484	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.098806	15.202365	7.83%	0	2010
	11.543111	14.098806	22.14%	0	2009
	21.015991	11.543111	-45.07%	0	2008
	19.791330	21.015991	6.19%	0	2007
	15.811219	19.791330	25.17%	0	2006
	14.379043	15.811219	9.96%	0	2005
	12.627350	14.379043	13.87%	0	2004
	10.000000	12.627350	26.27%	0	2003*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.204845	15.632445	18.38%	0	2010
	8.221179	13.204845	60.62%	0	2009
	13.323065	8.221179	-38.29%	0	2008
	12.885158	13.323065	3.40%	0	2007
	12.469622	12.885158	3.33%	0	2006
	12.038057	12.469622	3.59%	750	2005
	11.695132	12.038057	2.93%	0	2004
	10.000000	11.695132	16.95%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.494926	4.95%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.307072	10.793736	4.72%	1,675	2010
	9.615416	10.307072	7.19%	2,113	2009
	10.957326	9.615416	-12.25%	179,334	2008
	10.627583	10.957326	3.10%	220,004	2007
	10.471001	10.627583	1.50%	132,163	2006
	10.279707	10.471001	1.86%	25,502	2005
	10.078970	10.279707	1.99%	107	2004
	10.000000	10.078970	0.79%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.854970	19.202574	7.55%	0	2010
	14.002597	17.854970	27.51%	0	2009
	16.805998	14.002597	-16.68%	0	2008
	16.120023	16.805998	4.26%	0	2007
	14.844367	16.120023	8.59%	0	2006
	13.507234	14.844367	9.90%	0	2005
	12.520883	13.507234	7.88%	0	2004
	10.000000	12.520883	25.21%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.757966	17.58%	1,136	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.779480	15.877167	24.24%	87	2010
	8.542947	12.779480	49.59%	0	2009*

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.240195	13.523943	10.49%	1,224	2010
	10.383470	12.240195	17.88%	1,273	2009
	17.875638	10.383470	-41.91%	1,142	2008
	17.405833	17.875638	2.70%	1,142	2007
	15.189296	17.405833	14.59%	1,142	2006
	14.824901	15.189296	2.46%	1,142	2005
	13.608022	14.824901	8.94%	1,142	2004
	10.000000	13.608022	36.08%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.526978	21.732897	24.00%	5,454	2010
	12.543189	17.526978	39.73%	1,383	2009
	19.931126	12.543189	-37.07%	1,428	2008
	20.044400	19.931126	-0.57%	0	2007
	17.918036	20.044400	11.87%	0	2006
	17.154343	17.918036	4.45%	0	2005
	14.707841	17.154343	16.63%	0	2004
	10.000000	14.707841	47.08%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.844314	12.195460	2.96%	25,502	2010
	10.971485	11.844314	7.96%	19,752	2009
	11.381929	10.971485	-3.61%	37,084	2008
	10.613767	11.381929	7.24%	11,863	2007
	10.665985	10.613767	-0.49%	5,650	2006
	10.721060	10.665985	-0.51%	2,188	2005
	10.344356	10.721060	3.64%	1,145	2004
	10.000000	10.344356	3.44%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.438155	13.872054	11.53%	142	2010
	10.782118	12.438155	15.36%	0	2009
	16.865337	10.782118	-36.07%	0	2008
	17.295269	16.865337	-2.49%	0	2007
	15.114823	17.295269	14.43%	65	2006
	14.763325	15.114823	2.38%	65	2005
	13.388693	14.763325	10.27%	65	2004
	10.000000	13.388693	33.89%	0	2003*

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.799886	13.751509	16.54%	3,838	2010
	9.280914	11.799886	27.14%	5,491	2009
	12.551742	9.280914	-26.06%	12,374	2008
	13.134493	12.551742	-4.44%	3,672	2007
	11.152811	13.134493	17.77%	46	2006
	10.000000	11.152811	11.53%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.010714	12.912985	7.51%	3,477	2010
	10.000000	12.010714	20.11%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.411804	20.227547	23.25%	6,104	2010
	13.401442	16.411804	22.46%	1,144	2009
	19.804932	13.401442	-32.33%	3,257	2008
	20.355099	19.804932	-2.70%	550	2007
	18.162532	20.355099	12.07%	0	2006
	17.290778	18.162532	5.04%	0	2005
	14.482926	17.290778	19.39%	0	2004
	10.000000	14.482926	44.83%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.866647	14.435165	12.19%	5,089	2010
	10.421639	12.866647	23.46%	66,569	2009
	16.975537	10.421639	-38.61%	66,126	2008
	16.508747	16.975537	2.83%	67,115	2007
	14.628794	16.508747	12.85%	68,019	2006
	14.300041	14.628794	2.30%	64,842	2005
	13.229679	14.300041	8.09%	56,940	2004
	10.000000	13.229679	32.30%	23,308	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.953195	14.596711	12.69%	6,022	2010
	10.819266	12.953195	19.72%	1,777	2009
	15.717602	10.819266	-31.16%	1,767	2008
	15.019248	15.717602	4.65%	549	2007
	13.194185	15.019248	13.83%	1,713	2006
	12.936823	13.194185	1.99%	2,223	2005
	12.603055	12.936823	2.65%	926	2004
	10.000000	12.603055	26.03%	0	2003*

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.200065	13.070098	28.14%	0	2010
	8.280264	10.200065	23.19%	0	2009
	13.585320	8.280264	-39.05%	0	2008
	15.634927	13.585320	-13.11%	0	2007
	15.418441	15.634927	1.40%	0	2006
	14.911623	15.418441	3.40%	0	2005
	13.709405	14.911623	8.77%	0	2004
	10.000000	13.709405	37.09%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.541829	13.882899	10.69%	0	2010
	11.304681	12.541829	10.94%	0	2009
	16.410037	11.304681	-31.11%	0	2008
	15.281941	16.410037	7.38%	0	2007
	13.474333	15.281941	13.42%	0	2006
	13.526220	13.474333	-0.38%	583	2005
	12.892635	13.526220	4.91%	583	2004
	10.000000	12.892635	28.93%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.401817	12.093088	6.06%	6,056	2010
	9.687723	11.401817	17.69%	11,999	2009
	10.698526	9.687723	-9.45%	11,647	2008
	10.389604	10.698526	2.97%	11,847	2007
	10.206382	10.389604	1.80%	15,222	2006
	10.317582	10.206382	-1.08%	17,039	2005
	10.195062	10.317582	1.20%	16,561	2004
	10.000000	10.195062	1.95%	9,930	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.801733	11.907821	10.24%	6,614	2010
	8.896602	10.801733	21.41%	7,208	2009
	12.137905	8.896602	-26.70%	7,908	2008
	11.430576	12.137905	6.19%	8,536	2007
	10.648948	11.430576	7.34%	3,244	2006
	10.000000	10.648948	6.49%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.698813	11.981254	11.99%	17,879	2010
	8.496988	10.698813	25.91%	21,755	2009
	12.909459	8.496988	-34.18%	22,461	2008
	11.986381	12.909459	7.70%	23,284	2007
	10.954327	11.986381	9.42%	25,938	2006
	10.000000	10.954327	9.54%	7,802	2005*

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.451533	11.864210	13.52%	37,790	2010
	8.134146	10.451533	28.49%	37,800	2009
	13.431918	8.134146	-39.44%	39,070	2008
	12.346527	13.431918	8.79%	39,046	2007
	11.161593	12.346527	10.62%	13,350	2006
	10.000000	11.161593	11.62%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.021066	16.364877	16.72%	753	2010
	9.699975	14.021066	44.55%	582	2009
	21.720703	9.699975	-55.34%	868	2008
	15.227511	21.720703	42.64%	726	2007
	13.330408	15.227511	14.23%	569	2006
	10.000000	13.330408	33.30%	1,579	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.761021	14.364228	12.56%	76,128	2010
	10.030605	12.761021	27.22%	32,543	2009
	17.907811	10.030605	-43.99%	20,542	2008
	18.054937	17.907811	-0.81%	14,306	2007
	15.368821	18.054937	17.48%	19,752	2006
	14.861653	15.368821	3.41%	13,131	2005
	13.640353	14.861653	8.95%	9,447	2004
	10.000000	13.640353	36.40%	1,659	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.051597	14.621627	21.33%	20,179	2010
	9.614980	12.051597	25.34%	5,749	2009
	18.630533	9.614980	-48.39%	7,553	2008
	15.018540	18.630533	24.05%	14,815	2007
	14.386490	15.018540	4.39%	1,652	2006
	13.920691	14.386490	3.35%	1,156	2005
	13.781718	13.920691	1.01%	1,536	2004
	10.000000	13.781718	37.82%	281	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.614755	12.235391	5.34%	163,354	2010
	10.269217	11.614755	13.10%	211,677	2009
	10.860076	10.269217	-5.44%	197,259	2008
	10.653482	10.860076	1.94%	151,789	2007
	10.443820	10.653482	2.01%	33,938	2006
	10.463537	10.443820	-0.19%	15,849	2005
	10.252933	10.463537	2.05%	11,522	2004
	10.000000	10.252933	2.53%	1,803	2003*

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.280943	25.541510	25.94%	30,252	2010
	14.815738	20.280943	36.89%	37,077	2009
	25.046511	14.815738	-40.85%	30,574	2008
	22.172632	25.046511	12.96%	26,047	2007
	20.137717	22.172632	10.10%	16,442	2006
	17.419498	20.137717	15.60%	15,711	2005
	14.266319	17.419498	22.10%	4,462	2004
	10.000000	14.266319	42.66%	2,261	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.062622	18.857340	10.52%	0	2010
	13.801097	17.062622	23.63%	0	2009
	25.143740	13.801097	-45.11%	0	2008
	21.932626	25.143740	14.64%	0	2007
	19.011494	21.932626	15.37%	0	2006
	16.339193	19.011494	16.36%	0	2005
	14.721125	16.339193	10.99%	0	2004
	10.000000	14.721125	47.21%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.469080	12.675044	10.51%	8,755	2010
	9.278251	11.469080	23.61%	8,124	2009
	16.899403	9.278251	-45.10%	7,661	2008
	14.740282	16.899403	14.65%	811	2007
	12.772696	14.740282	15.40%	240	2006
	10.981123	12.772696	16.32%	240	2005
	10.000000	10.981123	9.81%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.965456	19.757329	23.75%	3,475	2010
	10.371849	15.965456	53.93%	3,887	2009
	21.738230	10.371849	-52.29%	3,636	2008
	21.050300	21.738230	3.27%	3,851	2007
	18.524206	21.050300	13.64%	4,226	2006
	18.462717	18.524206	0.33%	4,699	2005
	16.557596	18.462717	11.51%	2,144	2004
	10.000000	16.557596	65.58%	155	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.288120	11.354435	10.36%	3,932	2010
	7.746080	10.288120	32.82%	5,116	2009
	11.242463	7.746080	-31.10%	7,372	2008
	11.063397	11.242463	1.62%	6,697	2007
	10.000000	11.063397	10.63%	2,747	2006*

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.961698	15.317214	18.17%	9,191	2010
	11.277073	12.961698	14.94%	11,111	2009
	15.793448	11.277073	-28.60%	12,316	2008
	16.571233	15.793448	-4.69%	12,418	2007
	14.443825	16.571233	14.73%	14,342	2006
	14.256750	14.443825	1.31%	13,998	2005
	13.112843	14.256750	8.72%	6,097	2004
	10.000000	13.112843	31.13%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.830295	21.138214	25.60%	25,094	2010
	13.303765	16.830295	26.51%	41,191	2009
	20.277923	13.303765	-34.39%	6,017	2008
	21.209528	20.277923	-4.39%	332	2007
	18.509091	21.209528	14.59%	1,379	2006
	17.372271	18.509091	6.54%	0	2005
	14.332287	17.372271	21.21%	0	2004
	10.000000	14.332287	43.32%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.375293	9.044914	8.00%	0	2010
	6.564641	8.375293	27.58%	0	2009
	10.000000	6.564641	-34.35%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.666580	18.033354	15.11%	0	2010
	9.264846	15.666580	69.10%	326	2009
	19.986509	9.264846	-53.64%	3,229	2008
	15.856537	19.986509	26.05%	15,118	2007
	12.629924	15.856537	25.55%	786	2006
	10.000000	12.629924	26.30%	1,645	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.095180	19.214566	6.19%	0	2010
	13.480387	18.095180	34.23%	0	2009
	23.083871	13.480387	-41.60%	0	2008
	20.414100	23.083871	13.08%	0	2007
	17.160035	20.414100	18.96%	0	2006
	15.901138	17.160035	7.92%	0	2005
	13.696109	15.901138	16.10%	0	2004
	10.000000	13.696109	36.96%	0	2003*

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.056913	13.864631	6.19%	18,587	2010
	9.716040	13.056913	34.39%	21,018	2009
	16.641751	9.716040	-41.62%	117,569	2008
	14.718460	16.641751	13.07%	51,721	2007
	12.370668	14.718460	18.98%	15,457	2006
	11.466910	12.370668	7.88%	147	2005
	10.000000	11.466910	14.67%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.168344	15.873629	12.04%	0	2010
	12.187430	14.168344	16.25%	150	2009
	11.715354	12.187430	4.03%	151	2008
	10.773268	11.715354	8.74%	412	2007
	9.746350	10.773268	10.54%	0	2006
	10.000000	9.746350	-2.54%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.300821	3.01%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.274845	12.75%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.118318	12.546534	12.85%	402	2010
	9.402875	11.118318	18.24%	1,802	2009
	16.732514	9.402875	-43.80%	1,793	2008
	15.290591	16.732514	9.43%	2,002	2007
	14.718123	15.290591	3.89%	2,480	2006
	13.838157	14.718123	6.36%	2,446	2005
	13.286364	13.838157	4.15%	2,206	2004
	10.000000	13.286364	32.86%	2,121	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.900273	17.291083	16.05%	2,905	2010
	10.713485	14.900273	39.08%	3,897	2009
	20.688366	10.713485	-48.21%	3,851	2008
	19.108161	20.688366	8.27%	3,403	2007
	16.779275	19.108161	13.88%	2,225	2006
	15.676768	16.779275	7.03%	2,844	2005
	13.884724	15.676768	12.91%	2,215	2004
	10.000000	13.884724	35.85%	1,070	2003*

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.801289	12.562358	6.45%	0	2010
	10.000000	11.801289	18.01%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.165981	16.061414	5.90%	0	2010
	12.329177	15.165981	23.01%	0	2009
	14.995676	12.329177	-17.78%	339	2008
	13.883000	14.995676	8.01%	564	2007
	12.835888	13.883000	8.16%	296	2006
	12.171323	12.835888	5.46%	325	2005
	11.474432	12.171323	6.07%	407	2004
	10.000000	11.474432	14.74%	444	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.634224	18.392106	4.30%	11,120	2010
	12.329659	17.634224	43.02%	19,564	2009
	22.604261	12.329659	-45.45%	20,384	2008
	16.891524	22.604261	33.82%	8,899	2007
	15.803415	16.891524	6.89%	4,622	2006
	14.333356	15.803415	10.26%	4,954	2005
	12.404395	14.333356	15.55%	5,050	2004
	10.000000	12.404395	24.04%	4,282	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.198205	11.98%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.702358	26.578896	22.47%	1,083	2010
	12.372862	21.702358	75.40%	14,967	2009
	26.433554	12.372862	-53.19%	15,878	2008
	21.073540	26.433554	25.43%	6,360	2007
	14.665093	21.073540	43.70%	4,364	2006
	11.340105	14.665093	29.32%	0	2005
	10.000000	11.340105	13.40%	0	2004*

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	31.820813	38.966986	22.46%	0	2010
	18.141624	31.820813	75.40%	0	2009
	38.773429	18.141624	-53.21%	0	2008
	30.998135	38.773429	43.63%	0	2007
	21.530106	30.998135	43.98%	0	2006
	16.658394	21.530106	29.24%	0	2005
	14.329271	16.658394	16.25%	0	2004
	10.000000	14.329271	43.29%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.158892	14.455594	9.85%	463	2010
	9.658288	13.158892	36.24%	846	2009
	15.647124	9.658288	-38.27%	864	2008
	14.389907	15.647124	8.74%	966	2007
	13.690268	14.389907	5.11%	1,098	2006
	13.409185	13.690268	2.10%	1,438	2005
	12.561188	13.409185	6.75%	603	2004
	10.000000	12.561188	25.61%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.043167	16.387708	8.94%	101,704	2010
	12.542134	15.043167	19.94%	118,273	2009
	19.038918	12.542134	-34.12%	38,585	2008
	18.067550	19.038918	5.38%	14,054	2007
	15.305948	18.067550	18.04%	8,004	2006
	14.676237	15.305948	4.29%	8,473	2005
	13.048782	14.676237	12.47%	6,721	2004
	10.000000	13.048782	30.49%	5,760	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.695520	6.96%	4,142	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.683630	9.986428	3.13%	91,175	2010
	8.723651	9.683630	11.00%	125,993	2009
	10.287811	8.723651	-15.20%	211,965	2008
	10.025895	10.287811	2.61%	139,299	2007
	9.822401	10.025895	2.07%	30,018	2006
	9.884739	9.822401	-0.63%	5,308	2005
	10.013601	9.884739	-1.29%	599	2004
	10.000000	10.013601	0.14%	0	2003*

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.781398	12.631632	17.16%	882	2010
	8.966769	10.781398	20.24%	1,100	2009
	15.125283	8.966769	-40.72%	938	2008
	15.364529	15.125283	-1.56%	0	2007
	14.902574	15.364529	3.10%	0	2006
	14.785157	14.902574	0.79%	0	2005
	13.492076	14.785157	9.58%	0	2004
	10.000000	13.492076	34.92%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.705323	15.289429	20.34%	1,149	2010
	9.869584	12.705323	28.73%	1,229	2009
	16.639823	9.869584	-40.69%	1,414	2008
	15.787973	16.639823	5.40%	111,674	2007
	14.175083	15.787973	11.38%	35,650	2006
	13.542257	14.175083	4.67%	2,365	2005
	12.204855	13.542257	10.96%	852	2004
	10.000000	12.204855	22.05%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.379296	13.720413	10.83%	21,987	2010
	10.000000	12.379296	23.79%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.000512	9.875579	9.72%	680,248	2010
	7.445547	9.000512	20.88%	694,452	2009
	10.824700	7.445547	-31.22%	646,342	2008
	10.412999	10.824700	3.95%	165,436	2007
	10.000000	10.412999	4.13%	2,735	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.167548	10.555724	3.82%	604,540	2010
	9.255754	10.167548	9.85%	619,919	2009
	10.484532	9.255754	-11.72%	616,478	2008
	10.395160	10.484532	0.86%	167,374	2007
	10.000000	10.395160	3.95%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.985564	10.886326	9.02%	21,754	2010
	7.199342	9.985564	38.70%	21,099	2009
	11.978384	7.199342	-39.90%	19,601	2008
	10.694225	11.978384	12.01%	9,639	2007
	10.000000	10.694225	6.94%	1,765	2006*

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.321680	9.634207	15.77%	30,842	2010
	6.121705	8.321680	35.94%	30,378	2009
	11.203628	6.121705	-45.36%	51,652	2008
	10.223017	11.203628	9.59%	18,561	2007
	10.000000	10.223017	2.23%	6,246	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.576352	8.235629	8.70%	789,587	2010
	5.918499	7.576352	28.01%	791,202	2009
	9.756266	5.918499	-39.34%	717,250	2008
	10.000000	9.756266	-2.44%	133,962	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.469253	12.712686	10.84%	644	2010
	8.015516	11.469253	43.09%	204	2009
	11.381340	8.015516	-29.57%	0	2008
	11.263973	11.381340	1.04%	409	2007
	10.397061	11.263973	8.34%	180	2006
	10.000000	10.397061	3.97%	458	2005*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.173966	15.709798	10.84%	41	2010
	9.911311	14.173966	43.01%	42	2009
	14.051996	9.911311	-29.47%	43	2008
	13.911607	14.051996	1.01%	43	2007
	12.840388	13.911607	8.34%	43	2006
	12.803603	12.840388	0.29%	44	2005
	11.872754	12.803603	7.84%	0	2004
	10.000000	11.872754	18.73%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.616165	8.607930	13.02%	1,645	2010
	5.083276	7.616165	49.83%	13,531	2009
	10.000000	5.083276	-49.17%	584	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.832337	9.479541	21.03%	114,116	2010
	6.091458	7.832337	28.58%	199,384	2009
	10.000000	6.091458	-39.09%	215,741	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.003883	9.012456	12.60%	0	2010
	6.324797	8.003883	26.55%	4,225	2009
	10.000000	6.324797	-36.75%	0	2008*

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.247492	10.000579	8.14%	470,161	2010
	7.879262	9.247492	17.36%	319,890	2009
	10.000000	7.879262	-21.21%	310,371	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.708785	9.587191	10.09%	118,826	2010
	7.160724	8.708785	21.62%	71,139	2009
	10.000000	7.160724	-28.39%	56,644	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.989661	10.450358	4.61%	3,886	2010
	9.023775	9.989661	10.70%	2,861	2009
	10.000000	9.023775	-9.76%	2,369	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	8.978578	9.794617	9.09%	97,587	2010
	7.516739	8.978578	19.45%	24,377	2009
	10.000000	7.516739	-24.83%	22,131	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.430273	9.356738	10.99%	223,992	2010
	6.799494	8.430273	23.98%	30,036	2009
	10.000000	6.799494	-32.01%	24,993	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.518084	10.165246	6.80%	22,739	2010
	8.257336	9.518084	15.27%	4,102	2009
	10.000000	8.257336	-17.43%	4,559	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.410060	10.887822	4.59%	90,439	2010
	9.787083	10.410060	6.37%	128,256	2009
	10.000000	9.787083	-2.13%	755	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.168792	11.827538	5.90%	771	2010
	9.792877	11.168792	14.05%	766	2009
	10.000000	9.792877	-2.07%	867	2008*

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	31.755102	36.054329	13.54%	0	2010
	19.878478	31.755102	59.75%	0	2009
	48.242573	19.878478	-58.79%	0	2008
	33.925580	48.242573	42.20%	0	2007
	25.406901	33.925580	33.53%	0	2006
	19.599967	25.406901	29.63%	0	2005
	16.614545	19.599967	17.97%	0	2004
	10.000000	16.614545	66.15%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.069526	21.646792	13.52%	622	2010
	11.937394	19.069526	59.75%	883	2009
	28.924923	11.937394	-58.73%	2,781	2008
	20.304691	28.924923	42.45%	14,507	2007
	15.179352	20.304691	33.77%	12,934	2006
	11.696090	15.179352	29.78%	5,457	2005
	10.000000	11.696090	16.96%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.554510	11.858848	2.63%	124,611	2010
	11.487475	11.554510	0.58%	194,397	2009
	10.887396	11.487475	5.51%	220,864	2008
	10.373859	10.887396	4.95%	152,826	2007
	10.247946	10.373859	1.23%	29,027	2006
	10.131190	10.247946	1.15%	9,365	2005
	10.016466	10.131190	1.15%	9,250	2004
	10.000000	10.016466	0.16%	0	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.887836	7.624047	10.69%	218	2010
	5.432161	6.887836	26.80%	219	2009
	10.000000	5.432161	-45.68%	211	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.134549	8.557418	5.20%	572	2010
	6.457403	8.134549	25.97%	549	2009
	11.584740	6.457403	-44.26%	4,571	2008
	10.813290	11.584740	7.13%	0	2007
	10.000000	10.813290	8.13%	0	2006*

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.781833	16.597157	12.28%	140,592	2010
	11.863639	14.781833	24.60%	160,842	2009
	19.178354	11.863639	-38.14%	185,658	2008
	18.480800	19.178354	3.77%	189,839	2007
	16.143361	18.480800	14.48%	186,886	2006
	15.269138	16.143361	5.73%	164,310	2005
	13.671080	15.269138	11.69%	144,883	2004
	10.000000	13.671080	36.71%	3,045	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.480434	12.348836	7.56%	72,978	2010
	10.000000	11.480434	14.80%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.036988	13.208826	9.74%	38,500	2010
	10.000000	12.036988	20.37%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.710874	12.146789	3.72%	3,188	2010
	10.960275	11.710874	6.85%	6,255	2009
	11.906822	10.960275	-7.95%	11,668	2008
	11.536569	11.906822	3.21%	13,951	2007
	11.093530	11.536569	3.99%	17,304	2006
	10.962542	11.093530	1.19%	4,742	2005
	10.694430	10.962542	2.51%	8,764	2004
	10.000000	10.694430	6.94%	435	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.351629	14.505369	8.64%	642,356	2010
	11.441639	13.351629	16.69%	685,933	2009
	15.209225	11.441639	-24.77%	704,507	2008
	14.697465	15.209225	3.48%	631,371	2007
	13.474435	14.697465	9.08%	437,310	2006
	13.057801	13.474435	3.19%	195,898	2005
	12.170466	13.057801	7.29%	110,559	2004
	10.000000	12.170466	21.70%	0	2003*

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.301683	15.806595	10.52%	457,396	2010
	11.737844	14.301683	21.84%	473,443	2009
	17.466945	11.737844	-32.80%	500,202	2008
	16.801179	17.466945	3.96%	474,617	2007
	14.974431	16.801179	12.20%	378,886	2006
	14.277204	14.974431	4.88%	317,300	2005
	13.003440	14.277204	9.80%	162,504	2004
	10.000000	13.003440	30.03%	11,970	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.600211	13.393125	6.29%	190,958	2010
	11.228823	12.600211	12.21%	217,864	2009
	13.494008	11.228823	-16.79%	220,876	2008
	13.015336	13.494008	3.68%	192,965	2007
	12.254779	13.015336	6.21%	41,336	2006
	11.973403	12.254779	2.35%	34,557	2005
	11.407324	11.973403	4.96%	25,512	2004
	10.000000	11.407324	14.07%	17,477	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.776873	20.739090	23.62%	33,489	2010
	12.524529	16.776873	33.95%	58,484	2009
	20.125702	12.524529	-37.77%	62,254	2008
	19.104962	20.125702	5.34%	56,846	2007
	17.748516	19.104962	7.64%	63,823	2006
	16.163229	17.748516	9.81%	64,553	2005
	14.258318	16.163229	13.36%	53,003	2004
	10.000000	14.258318	42.58%	20,817	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.085748	9.879005	-2.05%	86,560	2010
	10.292513	10.085748	-2.01%	88,118	2009
	10.296468	10.292513	-0.04%	145,325	2008
	10.032335	10.296468	2.63%	78,488	2007
	9.797849	10.032335	2.39%	24,454	2006
	9.742408	9.797849	0.57%	14,145	2005
	9.866252	9.742408	-1.26%	12,146	2004
	10.000000	9.866252	-1.34%	7,360	2003*

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.790877	12.772013	8.32%	37,264	2010
	9.678036	11.790877	21.83%	36,689	2009
	11.946313	9.678036	-18.99%	18,679	2008
	11.658490	11.946313	2.47%	3,762	2007
	11.352549	11.658490	2.69%	0	2006
	11.342216	11.352549	0.09%	0	2005
	10.869371	11.342216	4.35%	0	2004
	10.000000	10.869371	8.69%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.052542	8.976518	11.47%	109,075	2010
	6.040119	8.052542	33.32%	171,558	2009
	10.000000	6.040119	-39.60%	163,799	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.152890	14.680153	3.73%	0	2010
	11.156906	14.152890	26.85%	0	2009
	21.283193	11.156906	-47.58%	0	2008
	21.158085	21.283193	0.59%	0	2007
	17.646394	21.158085	19.90%	0	2006
	16.115262	17.646394	9.50%	0	2005
	13.710396	16.115262	17.54%	0	2004
	10.000000	13.710396	37.10%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.042568	10.412351	3.68%	18,918	2010
	7.917718	10.042568	26.84%	18,087	2009
	15.096355	7.917718	-47.55%	76,801	2008
	15.009110	15.096355	0.58%	64,347	2007
	12.517575	15.009110	19.90%	19,381	2006
	11.429957	12.517575	9.52%	147	2005
	10.000000	11.429957	14.30%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.948024	8.980902	13.00%	51,367	2010
	6.273070	7.948024	26.70%	97,782	2009
	10.000000	6.273070	-37.27%	638	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.814020	8.629506	10.44%	5,754	2010
	6.261242	7.814020	24.80%	5,792	2009
	10.000000	6.261242	-37.39%	1,649	2008*

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.674790	9.507383	23.88%	72,302	2010
	6.183862	7.674790	24.11%	103,215	2009
	10.000000	6.183862	-38.16%	70,980	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.517404	9.980860	17.18%	73,194	2010
	6.664890	8.517404	27.80%	98,703	2009
	10.000000	6.664890	-33.35%	128,499	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.303862	13.852001	22.54%	248	2010
	9.073640	11.303862	24.58%	269	2009
	17.327684	9.073640	-47.64%	237	2008
	16.157321	17.327684	7.24%	185	2007
	16.016489	16.157321	0.88%	0	2006
	15.176647	16.016489	5.53%	0	2005
	13.691297	15.176647	10.85%	0	2004
	10.000000	13.691297	36.91%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.367565	20.276810	23.88%	357	2010
	13.276762	16.367565	23.28%	581	2009
	20.022505	13.276762	-33.69%	552	2008
	22.037087	20.022505	-9.14%	1,797	2007
	19.212316	22.037087	14.70%	4,629	2006
	19.082471	19.212316	0.68%	4,257	2005
	16.651575	19.082471	14.60%	0	2004
	10.000000	16.651575	66.52%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.182369	19.810426	22.42%	1,334	2010
	12.289743	16.182369	31.67%	1,200	2009
	20.354304	12.289743	-39.62%	8,951	2008
	20.396289	20.354304	-0.21%	6,076	2007
	18.632321	20.396289	9.47%	4,442	2006
	16.982135	18.632321	9.72%	222	2005
	14.595763	16.982135	16.35%	0	2004
	10.000000	14.595763	45.96%	0	2003*

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.143921	13.468070	10.90%	85,325	2010
	9.874518	12.143921	22.98%	127,479	2009
	17.266434	9.874518	-42.81%	151,925	2008
	16.339996	17.266434	5.67%	95,702	2007
	14.709754	16.339996	11.08%	28,270	2006
	14.029076	14.709754	4.85%	1,322	2005
	13.076000	14.029076	7.29%	1,147	2004
	10.000000	13.076000	30.76%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.102175	9.031330	27.16%	696	2010
	5.555654	7.102175	27.84%	672	2009
	10.000000	5.555654	-44.44%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.288878	10.321841	0.32%	32,393	2010
	9.806953	10.288878	4.91%	37,343	2009
	10.000000	9.806953	-1.93%	15,663	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.232941	14.418536	8.96%	0	2010
	10.000000	13.232941	32.33%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.859078	13.668384	6.29%	49,086	2010
	10.000000	12.859078	28.59%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.855533	13.391270	4.17%	75,959	2010
	10.000000	12.855533	28.56%	124,199	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.214377	14.942924	13.08%	17,573	2010
	10.517723	13.214377	25.64%	11,829	2009
	17.104463	10.517723	-38.51%	15,115	2008
	17.931895	17.104463	-4.61%	56,644	2007
	15.841252	17.931895	13.20%	24,371	2006
	15.557110	15.841252	1.83%	3,819	2005
	13.564975	15.557110	14.69%	329	2004
	10.000000	13.564975	35.65%	0	2003*

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.224418	13.850131	13.30%	116	2010
	8.954115	12.224418	36.52%	116	2009
	15.325079	8.954115	-41.57%	116	2008
	14.753720	15.325079	3.87%	0	2007
	12.829390	14.753720	15.00%	0	2006
	11.483888	12.829390	11.72%	0	2005
	10.000000	11.483888	14.84%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.674532	21.164432	13.33%	0	2010
	13.681218	18.674532	36.50%	0	2009
	23.409317	13.681218	-41.56%	0	2008
	22.531760	23.409317	3.89%	0	2007
	19.598892	22.531760	14.96%	0	2006
	17.541465	19.598892	11.73%	0	2005
	15.064518	17.541465	16.44%	0	2004
	10.000000	15.064518	50.65%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.466267	2.760458	11.93%	0	2010
	1.991722	2.466267	23.83%	935	2009
	9.516191	1.991722	-79.07%	0	2008
	10.000000	9.516191	-4.84%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.460938	3.879561	12.10%	0	2010
	2.805355	3.460938	23.37%	0	2009
	13.367797	2.805355	-79.01%	0	2008
	13.713423	13.367797	-2.52%	0	2007
	12.817079	13.713423	6.99%	0	2006
	12.827384	12.817079	-0.08%	152	2005
	12.044132	12.827384	6.50%	0	2004
	10.000000	12.044132	20.44%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.487411	14.167352	13.45%	89,267	2010
	9.960457	12.487411	25.37%	124,873	2009
	16.569401	9.960457	-39.89%	134,626	2008
	16.243720	16.569401	2.00%	90,928	2007
	14.450104	16.243720	12.41%	39,301	2006
	13.950757	14.450104	3.58%	9,523	2005
	13.049268	13.950757	6.91%	8,684	2004
	10.000000	13.049268	30.49%	5,439	2003*

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.662466	20.084220	20.54%	4,582	2010
	12.427622	16.662466	34.08%	5,632	2009
	20.466250	12.427622	-39.28%	36,625	2008
	21.192011	20.466250	-3.42%	20,856	2007
	18.868546	21.192011	12.31%	5,597	2006
	17.556599	18.868546	7.47%	28	2005
	15.039396	17.556599	16.74%	0	2004
	10.000000	15.039396	50.39%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.815580	11.586746	7.13%	0	2010
	10.000000	10.815580	8.16%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.894646	11.224697	3.03%	63,884	2010
	10.000000	10.894646	8.95%	69,718	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.966630	12.286433	12.03%	397	2010
	8.624901	10.966630	27.15%	417	2009
	14.364366	8.624901	-39.96%	479	2008
	15.609361	14.364366	-7.98%	594	2007
	13.747700	15.609361	13.54%	638	2006
	13.337274	13.747700	3.08%	1,277	2005
	12.254650	13.337274	8.83%	1,238	2004
	10.000000	12.254650	22.55%	211	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.050935	15.143020	7.77%	0	2010
	11.509787	14.050935	22.08%	0	2009
	20.966032	11.509787	-45.10%	0	2008
	19.754407	20.966032	6.13%	0	2007
	15.789756	19.754407	25.11%	0	2006
	14.366828	15.789756	9.90%	0	2005
	12.623059	14.366828	13.81%	0	2004
	10.000000	12.623059	26.23%	0	2003*

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.160003	15.571425	18.32%	79	2010
	8.197435	13.160003	60.54%	131	2009
	13.291398	8.197435	-38.33%	163	2008
	12.861125	13.291398	3.35%	240	2007
	12.452706	12.861125	3.28%	262	2006
	12.027836	12.452706	3.53%	1,123	2005
	11.691158	12.027836	2.88%	1,147	2004
	10.000000	11.691158	16.91%	110	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: Class II - Q/NQ	10.000000	10.491378	4.91%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.272077	10.751599	4.67%	2,952	2010
	9.587654	10.272077	7.14%	2,918	2009
	10.931263	9.587654	-12.29%	136,757	2008
	10.607728	10.931263	3.05%	107,800	2007
	10.456755	10.607728	1.44%	22,902	2006
	10.270946	10.456755	1.81%	4,275	2005
	10.075530	10.270946	1.94%	1,612	2004
	10.000000	10.075530	0.76%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.791320	19.124358	7.49%	0	2010
	13.959791	17.791320	27.45%	0	2009
	16.763181	13.959791	-16.72%	0	2008
	16.087202	16.763181	4.20%	0	2007
	14.821686	16.087202	8.54%	0	2006
	13.493469	14.821686	9.84%	0	2005
	12.514501	13.493469	7.82%	0	2004
	10.000000	12.514501	25.15%	0	2003*

Maximum Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.753986	17.54%	3,404	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.746062	15.827575	24.18%	6,690	2010
	8.524956	12.746062	49.51%	6,227	2009*

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

2

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
MidCap Growth Portfolio - Class S Shares (ALMCS)
36,668 shares (cost $608,222)	$452,481
Growth Fund - Class 1 (AFGF)
200,473 shares (cost $10,212,473)	10,981,915
High-Income Bond Fund - Class 1 (AFHY)
159,458 shares (cost $1,841,670)	1,785,924
U.S. Government/AAA - Rated Securities Fund-Class 1 (AFGC)
96,904 shares (cost $1,150,252)	1,220,019
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
5,904,621 shares (cost $79,558,414)	85,557,955
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
340,059 shares (cost $2,023,902)	2,234,188
U.S. Equity Flex I Portfolio (WSCP)
2,358,706 shares (cost $29,297,871)	33,611,561
VA International Equity Fund (HVIE)
18,154 shares (cost $255,868)	262,511
VA Situs Fund (HVSIT)
34,396 shares (cost $496,492)	515,603
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
977,990 shares (cost $4,423,381)	6,650,335
Janus Aspen Series - Balanced Portfolio-Service Shares (JABS)
440,555 shares (cost $12,212,781)	12,961,124
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,628,387 shares (cost $122,013,633)	127,864,349
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
1,808,719 shares (cost $8,548,337)	10,472,485
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
390,719 shares (cost $1,375,821)	2,211,471
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2,936,575 shares (cost $131,495,224)	165,505,359
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
165,723 shares (cost $5,438,690)	9,287,109
Investors Growth Stock Series - Service Class (MIGSC)
1,123,665 shares (cost $10,504,535)	12,090,639
Value Series - Service Class (MVFSC)
26,501,019 shares (cost $260,239,912)	340,008,071
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
974,394 shares (cost $13,997,929)	15,034,895
Core Plus Fixed Income Portfolio - Class I (MSVFI)
197,956 shares (cost $1,962,092)	1,981,538
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2,296,606 shares (cost $22,091,194)	22,943,091
Emerging Markets Debt Portfolio - Class I (MSEM)
491,823 shares (cost $3,886,087)	4,003,438
Emerging Markets Debt Portfolio - Class II (MSEMB)
139,475 shares (cost $1,098,842)	1,129,751
U.S. Real Estate Portfolio - Class I (MSVRE)
4,782 shares (cost $47,375)	61,735
U.S. Real Estate Portfolio - Class II (MSVREB)
701 shares (cost $6,691)	8,996
Managed Allocation Fund - Moderate Growth II (VFMG2)
427,890 shares (cost $4,226,902)	4,073,512
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
317,357 shares (cost $3,582,276)	3,481,406
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
4,565,837 shares (cost $63,743,834)	64,789,229
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
11,267,895 shares (cost $155,797,315)	159,440,714
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
123,307,386 shares (cost $1,985,845,883)	2,134,450,854
American Funds NVIT Bond Fund - Class II (GVABD2)
69,676,925 shares (cost $744,445,836)	770,626,786
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
5,138,925 shares (cost $109,372,454)	112,182,737
(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

American Funds NVIT Growth Fund - Class II (GVAGR2)
3,533,300 shares (cost $197,355,741)	191,822,872
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
21,414,701 shares (cost $694,139,443)	789,560,032
Federated NVIT High Income Bond Fund - Class I (HIBF)
1,293,362 shares (cost $9,441,991)	8,859,528
Federated NVIT High Income Bond Fund - Class III (HIBF3)
13,984,122 shares (cost $91,015,363)	95,651,391
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
36,571 shares (cost $504,115)	482,368
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)
152,530 shares (cost $2,004,081)	1,988,985
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
3,058,730 shares (cost $42,943,736)	40,283,469
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
4,842,331 shares (cost $61,171,820)	63,579,806
Gartmore NVIT International Equity Fund - Class I (GIG)
4,857 shares (cost $40,973)	43,667
Gartmore NVIT International Equity Fund - Class III (GIG3)
3,674,657 shares (cost $28,144,281)	33,071,914
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2,370,364 shares (cost $17,566,865)	21,262,164
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
194,719 shares (cost $2,579,542)	2,194,480
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)
196,594 shares (cost $1,987,689)	2,217,577
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
10,882,407 shares (cost $84,026,795)	97,397,543
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2,082,767 shares (cost $17,936,821)	18,515,802
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
190,036 shares (cost $1,616,901)	1,964,971
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
19,640,581 shares (cost $168,640,081)	203,083,611
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2,459,088 shares (cost $19,871,439)	22,008,840
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
88,392,524 shares (cost $823,823,476)	921,934,021
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
128,570,001 shares (cost $1,142,606,600)	1,303,699,815
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
36,138,914 shares (cost $358,544,622)	377,651,654
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
128,444,054 shares (cost $1,177,583,676)	1,321,689,320
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
38,180,234 shares (cost $321,474,694)	379,893,332
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
38,305,999 shares (cost $367,986,091)	402,596,054
NVIT Core Bond Fund - Class I (NVCBD1)
222,804 shares (cost $2,378,683)	2,346,129
NVIT Core Bond Fund - Class II (NVCBD2)
13,779,370 shares (cost $141,383,365)	144,821,180
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2,448,479 shares (cost $27,082,400)	27,153,628
NVIT Fund - Class I (TRF)
15,914,138 shares (cost $160,521,438)	144,977,799
NVIT Fund - Class II (TRF2)
21,974,442 shares (cost $189,947,021)	199,308,192
NVIT Government Bond Fund - Class I (GBF)
39,166,969 shares (cost $459,638,141)	450,028,476
NVIT Growth Fund - Class I (CAF)
2,596,356 shares (cost $22,431,091)	36,193,205
NVIT International Index Fund - Class VIII (GVIX8)
1,873,092 shares (cost $14,623,260)	15,977,477
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
36,801,333 shares (cost $401,122,531)	341,516,366
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
21,055,350 shares (cost $257,047,492)	273,719,549
(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
30,144,708 shares (cost $391,828,385)	429,562,083
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
37,043,765 shares (cost $365,342,301)	377,475,962
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
232,620,617 shares (cost $2,573,264,603)	2,456,473,718
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
142,743,954 shares (cost $1,644,664,533)	1,484,537,117
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
67,109,121 shares (cost $707,595,856)	699,277,036
NVIT Mid Cap Index Fund - Class I (MCIF)
5,393,489 shares (cost $92,476,098)	99,563,808
NVIT Money Market Fund - Class I (SAM)
566,434,186 shares (cost $566,434,186)	566,434,186
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
4,574,391 shares (cost $34,910,396)	44,737,547
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
20,264,615 shares (cost $169,734,231)	197,782,642
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
87,058 shares (cost $1,226,126)	884,506
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
755,310 shares (cost $10,473,074)	7,673,948
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
5,599,246 shares (cost $52,962,764)	56,608,382
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,245,114 shares (cost $11,260,255)	11,965,542
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
13,594,824 shares (cost $106,583,388)	130,374,366
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
427,112 shares (cost $3,790,990)	3,835,467
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
4,712,776 shares (cost $36,517,129)	42,226,471
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
20,187,530 shares (cost $149,869,663)	214,795,318
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
14,526,694 shares (cost $105,179,652)	153,401,891
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
30,274,328 shares (cost $254,871,002)	311,825,577
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
459,996 shares (cost $6,941,683)	7,097,746
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,062,002 shares (cost $14,947,297)	16,036,238
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
3,886,253 shares (cost $43,385,623)	40,611,341
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,414,565 shares (cost $18,570,127)	24,894,167
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,976,651 shares (cost $100,780,323)	89,878,321
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,748,390 shares (cost $44,423,987)	48,509,082
NVIT Multi-Sector Bond Fund - Class I (MSBF)
12,751,229 shares (cost $110,510,324)	109,405,549
NVIT Short Term Bond Fund - Class II (NVSTB2)
7,340,352 shares (cost $75,409,451)	75,899,242
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
27,814,939 shares (cost $421,118,767)	422,508,929
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
19,783,349 shares (cost $298,593,573)	299,717,736
Templeton NVIT International Value Fund - Class III (NVTIV3)
18,236,982 shares (cost $214,750,631)	228,509,391
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
12,442,675 shares (cost $103,877,861)	125,422,163
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
8,193,329 shares (cost $54,173,754)	70,626,499
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)
7,889,493 shares (cost $53,771,659)	67,770,745
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
17,906,017 shares (cost $216,041,139)	200,547,389
(Continued)

5

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
1,540,068 shares (cost $16,876,413)	17,556,777
Low Duration Portfolio - Advisor Class (PMVLAD)
19,538,198 shares (cost $201,154,571)	203,978,788
V.I. Basic Value Fund - Series II (AVBV2)
1,378 shares (cost $8,072)	8,735
V.I. Capital Appreciation Fund - Series II (AVCA2)
324,228 shares (cost $8,232,828)	7,431,299
V.I. Capital Development Fund - Series II (AVCD2)
1,767,399 shares (cost $22,956,134)	23,011,531
VPS Growth and Income Portfolio - Class B (ALVGIB)
478,136 shares (cost $10,402,513)	8,133,095
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2,715,771 shares (cost $35,360,964)	45,815,052
Money Market Portfolio(TM) (CHSMM)
13,880,750 shares (cost $13,880,751)	13,880,750
VP Balanced Fund - Class I (ACVB)
5,979,924 shares (cost $38,557,189)	37,673,524
VP Capital Appreciation Fund - Class I (ACVCA)
8,778 shares (cost $86,050)	124,121
VP Income & Growth Fund - Class I (ACVIG)
2,498,301 shares (cost $16,736,267)	15,114,718
VP Income & Growth Fund - Class II (ACVIG2)
972,317 shares (cost $6,767,085)	5,882,519
VP Inflation Protection Fund - Class II (ACVIP2)
16,602,192 shares (cost $175,450,214)	184,118,309
VP International Fund - Class I (ACVI)
3,203 shares (cost $22,126)	27,418
VP International Fund - Class III (ACVI3)
27 shares (cost $185)	235
VP Mid Cap Value Fund - Class I (ACVMV1)
479,012 shares (cost $5,407,421)	6,773,233
VP Mid Cap Value Fund - Class II (ACVMV2)
4,207,516 shares (cost $48,435,015)	59,494,272
VP Ultra(R) Fund - Class II (ACVU2)
1,092 shares (cost $7,510)	10,137
VP Value Fund - Class I (ACVV)
3,617 shares (cost $20,499)	21,194
VP Value Fund - Class II (ACVV2)
1,225 shares (cost $7,081)	7,178
VP Vista(SM) Fund - Class I (ACVVS1)
493 shares (cost $5,649)	8,050
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
6,287,551 shares (cost $60,047,235)	76,708,120
Stock Index Fund, Inc. - Initial Shares (DSIF)
8,242,944 shares (cost $213,021,442)	244,568,134
Stock Index Fund, Inc. - Service Shares (DSIFS)
3,678,309 shares (cost $107,155,756)	109,245,789
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,508,169 shares (cost $33,292,755)	45,094,254
Appreciation Portfolio - Initial Shares (DCAP)
783,257 shares (cost $26,422,830)	27,758,613
Appreciation Portfolio - Service Shares (DCAPS)
1,107,221 shares (cost $35,755,980)	39,007,379
Developing Leaders Portfolio - Service Shares (DVDLS)
64,758 shares (cost $1,885,542)	1,956,349
Growth and Income Portfolio - Initial Shares (DGI)
777,658 shares (cost $15,175,282)	15,366,525
Capital Appreciation Fund II - Service Shares (FCA2S)
357,816 shares (cost $2,119,351)	2,290,024
Quality Bond Fund II - Primary Shares (FQB)
1,115,099 shares (cost $12,014,942)	12,879,399
Quality Bond Fund II - Service Shares (FQBS)
4,431,648 shares (cost $48,057,996)	50,963,949
Contrafund Portfolio - Service Class 2 (FC2)
2,310 shares (cost $48,769)	54,264
Equity-Income Portfolio - Initial Class (FEIP)
20,035,639 shares (cost $447,435,927)	381,077,850
(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
1,383,063 shares (cost $13,694,852)	13,540,185
High Income Portfolio - Initial Class (FHIP)
10,901,055 shares (cost $63,164,519)	60,718,876
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
11,815,441 shares (cost $163,693,938)	171,796,513
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
8,840 shares (cost $182,972)	211,095
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
4,064,172 shares (cost $85,545,115)	81,039,584
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
7,881,400 shares (cost $172,682,452)	147,776,244
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
517,737 shares (cost $5,022,640)	5,488,008
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
8,558,951 shares (cost $89,764,622)	90,382,522
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
907,665 shares (cost $8,705,483)	9,603,099
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
21,473,986 shares (cost $220,125,940)	226,550,556
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
660,583 shares (cost $6,244,394)	6,737,950
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2,256,241 shares (cost $23,450,496)	22,968,535
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
3 shares (cost $54)	54
VIP Fund - Growth Portfolio - Initial Class (FGP)
10,167,207 shares (cost $323,229,967)	377,101,708
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
1,711,681 shares (cost $61,728,441)	62,852,913
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
4,522,593 shares (cost $23,302,032)	25,100,394
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2,327,451 shares (cost $28,566,782)	29,628,449
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
33,717,965 shares (cost $412,388,317)	424,846,357
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,082,073 shares (cost $29,942,965)	35,189,013
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
8,246,041 shares (cost $240,615,317)	264,945,309
VIP Fund - Overseas Portfolio - Initial Class (FOP)
4,198,023 shares (cost $69,740,485)	70,400,839
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2,003,011 shares (cost $39,814,962)	33,510,376
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
235,394 shares (cost $4,186,357)	3,912,246
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
3,653,218 shares (cost $62,821,004)	60,205,040
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
820,288 shares (cost $6,002,299)	7,964,993
Franklin Income Securities Fund - Class 2 (FTVIS2)
8,624,345 shares (cost $136,375,313)	127,812,799
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
3,835,469 shares (cost $68,021,754)	72,183,520
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
10,199,330 shares (cost $104,231,634)	165,739,117
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
3,175,649 shares (cost $31,743,006)	35,662,537
Templeton Foreign Securities Fund - Class 2 (TIF2)
371,911 shares (cost $5,053,652)	5,314,607
Templeton Foreign Securities Fund - Class 3 (TIF3)
6,170,573 shares (cost $64,539,896)	87,868,964
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
5,309,967 shares (cost $91,687,595)	103,438,149
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2,188,711 shares (cost $14,933,641)	16,874,961
Growth Portfolio - I Class Shares (AMTG)
1,314 shares (cost $18,831)	24,448
(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Partners Portfolio - I Class Shares (AMTP)
4,484 shares (cost $43,888)	50,533
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
507,629 shares (cost $5,613,722)	6,223,526
Socially Responsive Portfolio - I Class Shares (AMSRS)
2,176,893 shares (cost $32,163,950)	32,348,629
Balanced Fund/VA - Non-Service Shares (OVMS)
4,189,535 shares (cost $62,916,908)	48,053,961
Capital Appreciation Fund/VA - Service Class (OVCAFS)
49 shares (cost $1,867)	1,979
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2,040 shares (cost $72,902)	82,319
Core Bond Fund/VA - Non-Service Shares (OVB)
5,206,541 shares (cost $55,371,770)	40,246,564
Global Securities Fund/VA - Class 3 (OVGS3)
2,136,302 shares (cost $62,956,057)	65,157,220
Global Securities Fund/VA - Class 4 (OVGS4)
2,378,398 shares (cost $74,060,145)	71,542,216
Global Securities Fund/VA - Non-Service Shares (OVGS)
4,341,094 shares (cost $101,260,951)	131,535,135
Global Securities Fund/VA - Service Class (OVGSS)
341,826 shares (cost $9,328,909)	10,268,452
High Income Fund/VA - Class 3 (OVHI3)
260,298 shares (cost $517,322)	557,038
High Income Fund/VA - Class 4 (OVHI4)
3,501,385 shares (cost $6,438,524)	7,562,993
High Income Fund/VA - Non-Service Shares (OVHI)
23,267 shares (cost $173,569)	49,560
High Income Fund/VA - Service Class (OVHIS)
1,615,688 shares (cost $12,163,099)	3,457,573
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
620,940 shares (cost $12,874,635)	12,965,224
Main Street Fund(R)/VA - Service Class (OVGIS)
12,019,940 shares (cost $236,676,314)	248,932,957
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
230,342 shares (cost $3,075,292)	4,067,846
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2,637,572 shares (cost $27,846,459)	46,157,507
MidCap Fund/VA - Non-Service Shares (OVAG)
211,529 shares (cost $9,969,071)	9,846,658
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
216,131 shares (cost $4,419,417)	3,507,803
Putnam VT International Equity Fund - IB Shares (PVTIGB)
53,146 shares (cost $784,797)	626,064
Putnam VT Voyager Fund - IB Shares (PVTVB)
103,419 shares (cost $3,156,754)	3,998,163
Diversified Stock Fund Class A Shares (VYDS)
53,860 shares (cost $489,069)	526,751
Blue Chip Growth Portfolio - II (TRBCG2)
340 shares (cost $3,560)	3,745
Equity Income Portfolio - II (TREI2)
276 shares (cost $5,098)	5,489
Health Sciences Portfolio - II (TRHS2)
218,473 shares (cost $2,870,156)	3,176,600
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)
497,403 shares (cost $5,701,367)	5,983,758
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
1,021,165 shares (cost $11,895,394)	12,284,618
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
1,651,822 shares (cost $17,177,007)	23,340,239
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,696,025 shares (cost $24,640,095)	23,981,795
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
1,427,045 shares (cost $45,720,462)	53,771,040
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
904,801 shares (cost $23,043,024)	34,083,862
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
7,849,168 shares (cost $71,787,910)	77,797,814
(Continued)

8

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
5,310 shares (cost $24,964)	27,978
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
1,881 shares (cost $32,063)	40,017
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
18,450 shares (cost $251,354)	339,847
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
3,356,156 shares (cost $23,559,951)	27,017,059
Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)
1,081 shares (cost $9,367)	9,765
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)
26,361 shares (cost $273,083)	274,422
Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)
2,583 shares (cost $48,842)	61,981

Total Investments	$26,665,645,347
Accounts Receivable - VP International Fund - Class III (ACVI3)	57
Accounts Payable	(118,850)

$26,665,526,554

Contract Owners’ Equity:
Accumulation units	26,656,927,762
Contracts in payout (annuitization) period (note 1f)	8,598,792

Total Contract Owners’ Equity (note 5)	$26,665,526,554

See accompanying notes to financial statements.

9

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	ALBS	ALMCS	AFGF	AFHY	AFGC	MLVGA3	CSIEF3
Reinvested dividends	$335,727,159	4,392	-	98,696	132,078	24,638	895,596	1,510
Mortality and expense risk charges (note 2)	(375,497,849)	(1,970)	(4,751)	(134,886)	(17,719)	(17,540)	(843,706)	(20,597)

Net investment income (loss)	(39,770,690)	2,422	(4,751)	(36,190)	114,359	7,098	51,890	(19,087)

Realized gain (loss) on investments	(411,632,210)	(37,818)	(52,335)	41,929	393,524	8,620	248,062	(2,233)
Change in unrealized gain (loss) on investments	2,832,478,785	37,177	128,460	1,696,018	(300,617)	41,511	4,945,273	191,961

Net gain (loss) on investments	2,420,846,575	(641)	76,125	1,737,947	92,907	50,131	5,193,335	189,728

Reinvested capital gains	116,160,217	-	-	-	-	6,086	486,456	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,497,236,102	1,781	71,374	1,701,757	207,266	63,315	5,731,681	170,641

Investment Activity:	WSCP	HVIE	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS
Reinvested dividends	$49,699	-	-	74,272	333,416	269,921	-	-
Mortality and expense risk charges (note 2)	(441,122)	(228)	(445)	(82,515)	(186,446)	(1,748,359)	(81,967)	(29,251)

Net investment income (loss)	(391,423)	(228)	(445)	(8,243)	146,970	(1,478,438)	(81,967)	(29,251)

Realized gain (loss) on investments	1,626,667	(11)	(143)	382,519	287,704	563,537	233,178	164,380
Change in unrealized gain (loss) on investments	2,749,412	6,643	19,111	841,739	415,208	7,307,648	1,355,173	299,684

Net gain (loss) on investments	4,376,079	6,632	18,968	1,224,258	702,912	7,871,185	1,588,351	464,064

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,984,656	6,404	18,523	1,216,015	849,882	6,392,747	1,506,384	434,813

(Continued)

10

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	JAIGS2	JAIGS	MIGSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM
Reinvested dividends	$1,002,331	46,903	35,734	5,071,897	-	120,000	1,242,675	175,438
Mortality and expense risk charges (note 2)	(2,637,116)	(124,354)	(198,552)	(6,542,888)	(59,679)	(27,493)	(397,273)	(56,421)

Net investment income (loss)	(1,634,785)	(77,451)	(162,818)	(1,470,991)	(59,679)	92,507	845,402	119,017

Realized gain (loss) on investments	(23,243,130)	1,087,912	196,227	(1,638,522)	11,359	(79,391)	(125,112)	(27,641)
Change in unrealized gain (loss) on investments	56,759,658	860,732	1,109,650	32,748,631	1,036,966	101,893	507,809	252,089

Net gain (loss) on investments	33,516,528	1,948,644	1,305,877	31,110,109	1,048,325	22,502	382,697	224,448

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$31,881,743	1,871,193	1,143,059	29,639,118	988,646	115,009	1,228,099	343,465

Investment Activity:	MSEMB	MSVRE	MSVREB	VFMG2	NVAGF3	NVAMV1	NVAMV2	GVAAA2

Reinvested dividends	$52,982	835	216	27,367	195,233	99,684	279,695	20,742,473
Mortality and expense risk charges (note 2)	(18,784)	(635)	(142)	(58,036)	(45,790)	(51,291)	(265,117)	(25,877,768)

Net investment income (loss)	34,198	200	74	(30,669)	149,443	48,393	14,578	(5,135,295)

Realized gain (loss) on investments	5,959	3,911	2,396	(110,405)	51,578	26,972	325,842	(313,653)
Change in unrealized gain (loss) on investments	63,280	7,685	211	494,316	(66,561)	1,045,072	3,426,235	192,526,853

Net gain (loss) on investments	69,239	11,596	2,607	383,911	(14,983)	1,072,044	3,752,077	192,213,200

Reinvested capital gains	-	-	-	-	80,474	136,535	410,638	-

Net increase (decrease) in contract owners’ equity resulting from operations	$103,437	11,796	2,681	353,242	214,934	1,256,972	4,177,293	187,077,905

(Continued)

11

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM2
Reinvested dividends	$11,598,088	721,695	254,253	4,971,346	799,192	6,679,543	266	-
Mortality and expense risk charges (note 2)	(11,352,105)	(1,454,515)	(2,462,473)	(10,580,002)	(147,273)	(1,118,110)	(6,714)	(29,964)

Net investment income (loss)	245,983	(732,820)	(2,208,220)	(5,608,656)	651,919	5,561,433	(6,448)	(29,964)

Realized gain (loss) on investments	(2,237,351)	(1,266,938)	(2,860,535)	(6,507,905)	(500,730)	6,533,437	2,167	(13,047)
Change in unrealized gain (loss) on investments	24,268,332	11,859,553	31,280,307	79,624,930	889,712	(4,262,834)	73,524	288,441

Net gain (loss) on investments	22,030,981	10,592,615	28,419,772	73,117,025	388,982	2,270,603	75,691	275,394

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$22,276,964	9,859,795	26,211,552	67,508,369	1,040,901	7,832,036	69,243	245,430

Investment Activity:	GEM3	GEM6	GVGU2	GVGU	GIG	GIG3	NVIE6	GEF3
Reinvested dividends	$25,788	-	2,258	24,452	399	301,937	164,917	21,858
Mortality and expense risk charges (note 2)	(503,737)	(851,822)	(1,601)	(14,111)	(507)	(426,663)	(285,132)	(29,574)

Net investment income (loss)	(477,949)	(851,822)	657	10,341	(108)	(124,726)	(120,215)	(7,716)

Realized gain (loss) on investments	(5,692,588)	(6,484,858)	(153,050)	(1,089,826)	5,082	(3,948,851)	1,279,970	(508,522)
Change in unrealized gain (loss) on investments	11,188,499	14,671,480	139,351	953,426	(1,698)	7,497,128	1,475,501	697,776

Net gain (loss) on investments	5,495,911	8,186,622	(13,699)	(136,400)	3,384	3,548,277	2,755,471	189,254

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,017,962	7,334,800	(13,042)	(126,059)	3,276	3,423,551	2,635,256	181,538

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVGWL6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2
Reinvested dividends	$14,527	189,927	26,743	13,731	1,393,206	46,662	5,536,245	5,600,614
Mortality and expense risk charges (note 2)	(19,247)	(1,295,035)	(280,006)	(21,124)	(4,546,873)	(220,453)	(10,547,133)	(12,821,507)

Net investment income (loss)	(4,720)	(1,105,108)	(253,263)	(7,393)	(3,153,667)	(173,791)	(5,010,888)	(7,220,893)

Realized gain (loss) on investments	20,289	2,182,069	1,795,186	(76,499)	(10,821,321)	(61,849)	-	(1,058,755)
Change in unrealized gain (loss) on investments	195,256	3,233,777	(1,423,865)	407,623	58,521,859	843,954	65,214,174	115,236,041

Net gain (loss) on investments	215,545	5,415,846	371,321	331,124	47,700,538	782,105	65,214,174	114,177,286

Reinvested capital gains	-	8,019,402	1,483,066	-	-	1,545,023	-	38,876

Net increase (decrease) in contract owners’ equity resulting from operations	$210,825	12,330,140	1,601,124	323,731	44,546,871	2,153,337	60,203,286	106,995,269

Investment Activity:	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF
Reinvested dividends	$3,400,204	6,328,813	1,267,136	2,669,846	69,433	4,291,983	544,176	1,413,269
Mortality and expense risk charges (note 2)	(4,460,060)	(12,108,640)	(3,598,773)	(4,135,320)	(36,395)	(3,645,017)	(340,180)	(1,869,778)

Net investment income (loss)	(1,059,856)	(5,779,827)	(2,331,637)	(1,465,474)	33,038	646,966	203,996	(456,509)

Realized gain (loss) on investments	2,738,635	(189,243)	(1,431,640)	(60,696)	115,093	4,919,162	501,432	(9,679,061)
Change in unrealized gain (loss) on investments	8,641,609	102,370,642	37,100,913	22,752,140	(13,961)	3,734,489	(215,740)	25,809,410

Net gain (loss) on investments	11,380,244	102,181,399	35,669,273	22,691,444	101,132	8,653,651	285,692	16,130,349

Reinvested capital gains	4,894,609	-	-	629,895	23,410	1,597,585	605,884	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,214,997	96,401,572	33,337,636	21,855,865	157,580	10,898,202	1,095,572	15,673,840

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	TRF2	GVGF2	GVGFS	GBF	CAF	GVGH2	GVGHS	GVGH6
Reinvested dividends	$1,693,739	2,241	6,974	15,890,446	210,565	3,223	13,847	38,460
Mortality and expense risk charges (note 2)	(4,515,024)	(3,237)	(8,501)	(9,024,000)	(451,452)	(6,355)	(18,981)	(80,862)

Net investment income (loss)	(2,821,285)	(996)	(1,527)	6,866,446	(240,887)	(3,132)	(5,134)	(42,402)

Realized gain (loss) on investments	(80,236,091)	(417,402)	208,774	12,947,598	964,925	(107,257)	(30,704)	(19,712)
Change in unrealized gain (loss) on investments	106,205,805	427,835	(174,814)	(16,894,962)	4,820,374	126,131	98,729	235,901

Net gain (loss) on investments	25,969,714	10,433	33,960	(3,947,364)	5,785,299	18,874	68,025	216,189

Reinvested capital gains	-	-	-	16,973,323	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,148,429	9,437	32,433	19,892,405	5,544,412	15,742	62,891	173,787

Investment Activity:	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$277,611	5,800,417	1,793,074	2,874,926	7,159,524	43,363,672	26,187,458	13,396,296
Mortality and expense risk charges (note 2)	(201,703)	(6,522,671)	(2,150,215)	(3,540,728)	(5,220,197)	(39,400,825)	(24,095,041)	(11,215,207)

Net investment income (loss)	75,908	(722,254)	(357,141)	(665,802)	1,939,327	3,962,847	2,092,417	2,181,089

Realized gain (loss) on investments	(1,535,452)	(28,332,215)	314,373	-	(1,083,406)	(5,445,074)	(23,249,284)	(1,137,506)
Change in unrealized gain (loss) on investments	2,350,871	68,312,440	14,957,141	32,879,135	12,559,582	201,544,115	168,825,643	40,907,646

Net gain (loss) on investments	815,419	39,980,225	15,271,514	32,879,135	11,476,176	196,099,041	145,576,359	39,770,140

Reinvested capital gains	-	-	439,463	666,586	881,635	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$891,327	39,257,971	15,353,836	32,879,919	14,297,138	200,061,888	147,668,776	41,951,229

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVUSL	MCIF	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6
Reinvested dividends	$3,630	1,122,788	756	324,369	1,025,092	17,513	166,551	1,128,943
Mortality and expense risk charges (note 2)	(11,956)	(1,312,875)	(8,911,540)	(586,215)	(4,074,609)	(14,369)	(102,029)	(763,584)

Net investment income (loss)	(8,326)	(190,087)	(8,910,784)	(261,846)	(3,049,517)	3,144	64,522	365,359

Realized gain (loss) on investments	(1,063,613)	(2,003,839)	-	1,184,777	(12,445,712)	(82,171)	(1,215,017)	(531,169)
Change in unrealized gain (loss) on investments	1,188,044	21,773,133	-	4,159,962	42,786,867	111,040	1,453,894	3,409,451

Net gain (loss) on investments	124,431	19,769,294	-	5,344,739	30,341,155	28,869	238,877	2,878,282

Reinvested capital gains	-	101,280	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$116,105	19,680,487	(8,910,784)	5,082,893	27,291,638	32,013	303,399	3,243,641

Investment Activity:	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF
Reinvested dividends	$5,583	-	19,270	206,891	-	-	4,181,447	-
Mortality and expense risk charges (note 2)	(118,449)	(2,664,124)	(34,421)	(616,332)	(2,593,143)	(2,759,734)	(5,207,896)	(73,557)

Net investment income (loss)	(112,866)	(2,664,124)	(15,151)	(409,441)	(2,593,143)	(2,759,734)	(1,026,449)	(73,557)

Realized gain (loss) on investments	383,728	20,125,584	(87,586)	1,416,626	5,405,112	(11,158,149)	(2,783,334)	(446,556)
Change in unrealized gain (loss) on investments	260,056	(8,950,436)	44,478	1,538,284	42,024,705	49,733,263	42,034,588	1,735,974

Net gain (loss) on investments	643,784	11,175,148	(43,108)	2,954,910	47,429,817	38,575,114	39,251,254	1,289,418

Reinvested capital gains	440,757	5,742,403	129,945	1,765,438	-	-	13,937,980	-

Net increase (decrease) in contract owners’ equity resulting from operations	$971,675	14,253,427	71,686	4,310,907	44,836,674	35,815,380	52,162,785	1,215,861

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	GGTC
Reinvested dividends	$-	220,265	102,539	236,110	25,789	6,104,495	1,023,049	-
Mortality and expense risk charges (note 2)	(183,590)	(495,834)	(365,689)	(1,115,596)	(640,032)	(1,431,677)	(1,261,179)	(689)

Net investment income (loss)	(183,590)	(275,569)	(263,150)	(879,486)	(614,243)	4,672,818	(238,130)	(689)

Realized gain (loss) on investments	(1,095,952)	(2,652,184)	(4,865,702)	(7,211,594)	(3,986,958)	(1,231,851)	795,813	9,952
Change in unrealized gain (loss) on investments	3,840,433	11,264,017	10,430,506	25,989,387	13,852,684	3,774,161	(125,786)	(6,131)

Net gain (loss) on investments	2,744,481	8,611,833	5,564,804	18,777,793	9,865,726	2,542,310	670,027	3,821

Reinvested capital gains	-	-	-	-	-	-	141,285	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,560,891	8,336,264	5,301,654	17,898,307	9,251,483	7,215,128	573,182	3,132

Investment Activity:	GGTC2	GGTC3	GGTC6	GVUG2	GVUGL	NVOLG1	NVOLG2	NVTIV3
Reinvested dividends	$-	-	-	-	-	19,981	17,285	5,027,866
Mortality and expense risk charges (note 2)	(3,519)	(21,276)	(75,337)	(77,131)	(10,085)	(339,333)	(331,193)	(4,830,451)

Net investment income (loss)	(3,519)	(21,276)	(75,337)	(77,131)	(10,085)	(319,352)	(313,908)	197,415

Realized gain (loss) on investments	(60,911)	1,214,804	2,044,593	(2,328,913)	(555,337)	22,550	613,954	23,326,986
Change in unrealized gain (loss) on investments	80,698	(1,134,325)	(1,591,794)	3,037,621	670,829	1,370,722	1,017,862	(44,174,253)

Net gain (loss) on investments	19,787	80,479	452,799	708,708	115,492	1,393,272	1,631,816	(20,847,267)

Reinvested capital gains	-	-	-	-	-	116,357	100,130	31,669,310

Net increase (decrease) in contract owners’ equity resulting from operations	$16,268	59,203	377,462	631,577	105,407	1,190,277	1,418,038	11,019,458

(Continued)

16

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	EIF2	NVRE1	NVRE2	AMTB	PMVFAD	PMVLAD	AVBV2	AVCA2
Reinvested dividends	$1,610,887	1,259,701	998,299	11,807,050	180,026	2,929,522	29	36,807
Mortality and expense risk charges (note 2)	(2,179,963)	(886,957)	(898,514)	(4,206,334)	(207,708)	(3,233,337)	(151)	(120,228)

Net investment income (loss)	(569,076)	372,744	99,785	7,600,716	(27,682)	(303,815)	(122)	(83,421)

Realized gain (loss) on investments	(8,484,501)	3,034,529	2,312,063	(12,374,159)	238,768	638,544	717	(440,367)
Change in unrealized gain (loss) on investments	24,057,433	7,676,131	6,600,077	13,669,559	939,618	5,115,871	(175)	1,408,817

Net gain (loss) on investments	15,572,932	10,710,660	8,912,140	1,295,400	1,178,386	5,754,415	542	968,450

Reinvested capital gains	-	5,350,740	5,130,076	-	141,853	660,860	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,003,856	16,434,144	14,142,001	8,896,116	1,292,557	6,111,460	420	885,029

Investment Activity:	AVCD2	ALVGIB	ALVSVB	CHSMM	ACVB	ACVCA	ACVIG	ACVIG2
Reinvested dividends	$-	-	84,034	1,454	714,032	-	223,918	74,971
Mortality and expense risk charges (note 2)	(332,638)	(126,864)	(520,597)	(144,346)	(511,449)	(1,399)	(198,136)	(89,106)

Net investment income (loss)	(332,638)	(126,864)	(436,563)	(142,892)	202,583	(1,399)	25,782	(14,135)

Realized gain (loss) on investments	(2,174,243)	(910,604)	(11,190)	-	233,150	5,489	(625,517)	(338,254)
Change in unrealized gain (loss) on investments	5,734,180	1,849,385	7,556,809	-	3,209,906	23,507	2,361,543	1,029,127

Net gain (loss) on investments	3,559,937	938,781	7,545,619	-	3,443,056	28,996	1,736,026	690,873

Reinvested capital gains	-	-	-	5,376	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,227,299	811,917	7,109,056	(137,516)	3,645,639	27,597	1,761,808	676,738

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU2	ACVV	ACVV2
Reinvested dividends	$2,791,394	731	8	136,437	1,039,565	48	858,546	1,023,217
Mortality and expense risk charges (note 2)	(2,619,843)	(387)	(4)	(80,227)	(769,689)	(167)	(707,299)	(1,074,562)

Net investment income (loss)	171,551	344	4	56,210	269,876	(119)	151,247	(51,345)

Realized gain (loss) on investments	701,064	1,450	23	98,575	(25,351)	895	(15,631,317)	(13,226,299)
Change in unrealized gain (loss) on investments	4,545,535	984	2	802,531	7,656,068	593	20,600,805	19,807,264

Net gain (loss) on investments	5,246,599	2,434	25	901,106	7,630,717	1,488	4,969,488	6,580,965

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,418,150	2,778	29	957,316	7,900,593	1,369	5,120,735	6,529,620

Investment Activity:	ACVVS1	ACVVS2	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS
Reinvested dividends	$-	-	276,821	4,277,296	1,524,338	380,719	551,493	463,780
Mortality and expense risk charges (note 2)	(101)	(1)	(898,639)	(3,195,980)	(1,445,078)	(572,581)	(336,321)	(441,716)

Net investment income (loss)	(101)	(1)	(621,818)	1,081,316	79,260	(191,862)	215,172	22,064

Realized gain (loss) on investments	564	(40)	(11,286,627)	6,057,062	(871,161)	(774,588)	(209,369)	(281,883)
Change in unrealized gain (loss) on investments	1,137	-	26,527,117	22,351,997	13,240,912	6,371,680	3,312,741	4,370,941

Net gain (loss) on investments	1,701	(40)	15,240,490	28,409,059	12,369,751	5,597,092	3,103,372	4,089,058

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,600	(41)	14,618,672	29,490,375	12,449,011	5,405,230	3,318,544	4,111,122

(Continued)

18

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	DVDLS	DGI	FCA2S	FALFS	FVMOS	FQB	FQBS	FC2
Reinvested dividends	$9,480	170,893	13,291	15,757	195,276	653,025	2,597,070	112,912
Mortality and expense risk charges (note 2)	(19,751)	(191,215)	(33,172)	(2,759)	(18,714)	(177,619)	(865,066)	(3,281,212)

Net investment income (loss)	(10,271)	(20,322)	(19,881)	12,998	176,562	475,406	1,732,004	(3,168,300)

Realized gain (loss) on investments	(246,444)	197,362	38,153	(376,860)	(378,818)	133,379	102,628	(69,631,655)
Change in unrealized gain (loss) on investments	651,736	2,119,622	191,867	395,018	259,775	295,834	1,639,326	100,383,820

Net gain (loss) on investments	405,292	2,316,984	230,020	18,158	(119,043)	429,213	1,741,954	30,752,165

Reinvested capital gains	-	-	-	-	-	-	-	23

Net increase (decrease) in contract owners’ equity resulting from operations	$395,021	2,296,662	210,139	31,156	57,519	904,619	3,473,958	27,583,888

Investment Activity:	FEIP	FVSS2	FHIP	FAMP	FCP	FNRS2	FEI2	FF10S
Reinvested dividends	$6,530,344	36,196	4,548,265	2,792,421	182,016	258,082	2,170,639	107,585
Mortality and expense risk charges (note 2)	(4,979,441)	(205,208)	(839,612)	(2,242,095)	(4,495,812)	(1,112,941)	(1,976,880)	(70,782)

Net investment income (loss)	1,550,903	(169,012)	3,708,653	550,326	(4,313,796)	(854,859)	193,759	36,803

Realized gain (loss) on investments	(20,414,460)	(1,182,072)	(1,264,493)	(3,423,574)	(18,555,775)	(6,920,480)	(2,745,307)	(278,312)
Change in unrealized gain (loss) on investments	65,912,237	4,154,865	4,797,748	22,330,240	68,716,596	18,950,653	19,212,224	741,465

Net gain (loss) on investments	45,497,777	2,972,793	3,533,255	18,906,666	50,160,821	12,030,173	16,466,917	463,153

Reinvested capital gains	-	-	-	839,890	97	-	-	98,549

Net increase (decrease) in contract owners’ equity resulting from operations	$47,048,680	2,803,781	7,241,908	20,296,882	45,847,122	11,175,314	16,660,676	598,505

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOP	FGP	FG2
Reinvested dividends	$1,675,740	189,814	4,258,903	119,246	383,943	-	936,132	16,421
Mortality and expense risk charges (note 2)	(1,223,390)	(108,832)	(2,503,058)	(74,387)	(353,530)	(175,200)	(4,602,488)	(755,515)

Net investment income (loss)	452,350	80,982	1,755,845	44,859	30,413	(175,200)	(3,666,356)	(739,094)

Realized gain (loss) on investments	(494,859)	(430,284)	(207,823)	(482,715)	(678,649)	2,696,753	(15,781,781)	(1,666,959)
Change in unrealized gain (loss) on investments	6,309,170	1,325,951	18,687,982	1,171,591	3,123,165	322,636	89,947,399	12,467,308

Net gain (loss) on investments	5,814,311	895,667	18,480,159	688,876	2,444,516	3,019,389	74,165,618	10,800,349

Reinvested capital gains	1,466,028	68,157	1,435,518	45,140	156,478	-	1,155,600	176,958

Net increase (decrease) in contract owners’ equity resulting from operations	$7,732,689	1,044,806	21,671,522	778,875	2,631,407	2,844,189	71,654,862	10,238,213

Investment Activity:	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2
Reinvested dividends	$1,903,596	1,041,550	14,312,860	80,504	285,989	914,209	437,645	42,219
Mortality and expense risk charges (note 2)	(311,330)	(420,073)	(8,892,884)	(341,332)	(3,464,198)	(889,681)	(421,100)	(52,457)

Net investment income (loss)	1,592,266	621,477	5,419,976	(260,828)	(3,178,209)	24,528	16,545	(10,238)

Realized gain (loss) on investments	3,777,050	491,823	10,522,262	(739,010)	(3,955,894)	368,813	(360,401)	(35,698)
Change in unrealized gain (loss) on investments	(2,761,427)	467,549	9,738,715	7,173,888	58,356,537	6,620,606	3,609,263	435,592

Net gain (loss) on investments	1,015,623	959,372	20,260,977	6,434,878	54,400,643	6,989,419	3,248,862	399,894

Reinvested capital gains	-	325,830	4,715,302	87,760	710,996	124,665	59,679	6,998

Net increase (decrease) in contract owners’ equity resulting from operations	$2,607,889	1,906,679	30,396,255	6,261,810	51,933,430	7,138,612	3,325,086	396,654

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3
Reinvested dividends	$662,793	31,618	7,697,887	1,102,792	1,461,790	531,915	97,800	1,407,439
Mortality and expense risk charges (note 2)	(818,081)	(99,649)	(1,791,374)	(1,109,992)	(3,030,576)	(514,601)	(77,310)	(1,379,488)

Net investment income (loss)	(155,288)	(68,031)	5,906,513	(7,200)	(1,568,786)	17,314	20,490	27,951

Realized gain (loss) on investments	(5,340,828)	(1,245,208)	(2,825,865)	(274,493)	6,312,921	(5,077,579)	23,162	(2,834,134)
Change in unrealized gain (loss) on investments	11,614,533	2,827,530	9,287,109	11,999,565	32,414,932	9,737,861	280,684	8,258,267

Net gain (loss) on investments	6,273,705	1,582,322	6,461,244	11,725,072	38,727,853	4,660,282	303,846	5,424,133

Reinvested capital gains	107,480	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,225,897	1,514,291	12,367,757	11,717,872	37,159,067	4,677,596	324,336	5,452,084

Investment Activity:	FTVGI3	FTVFA2	AMTG	AMINS	AMTP	AMFAS	AMSRS	OVMS
Reinvested dividends	$1,195,149	340,623	-	-	316	-	10,188	700,445
Mortality and expense risk charges (note 2)	(1,305,210)	(238,650)	(232)	(3)	(453)	(62,280)	(420,002)	(651,507)

Net investment income (loss)	(110,061)	101,973	(232)	(3)	(137)	(62,280)	(409,814)	48,938

Realized gain (loss) on investments	873,615	356,290	17,863	(95)	452	(728,803)	(1,214,608)	(3,653,058)
Change in unrealized gain (loss) on investments	9,212,709	992,127	(7,856)	(1)	6,082	1,375,485	7,053,405	8,793,270

Net gain (loss) on investments	10,086,324	1,348,417	10,007	(96)	6,534	646,682	5,838,797	5,140,212

Reinvested capital gains	217,667	1,277	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,193,930	1,451,667	9,775	(99)	6,397	584,402	5,428,983	5,189,150

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	OVCAFS	OVGR	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVHI3
Reinvested dividends	$-	79,269	786,413	918,802	805,347	1,880,962	136,139	31,310
Mortality and expense risk charges (note 2)	(544,386)	(537,277)	(566,832)	(833,722)	(967,912)	(1,720,345)	(151,398)	(8,311)

Net investment income (loss)	(544,386)	(458,008)	219,581	85,080	(162,565)	160,617	(15,259)	22,999

Realized gain (loss) on investments	2,014,524	5,202,460	(3,620,686)	556,222	(1,000,580)	8,201,720	144,851	90,896
Change in unrealized gain (loss) on investments	541,792	(2,127,409)	7,422,046	7,723,897	9,908,518	8,742,885	1,187,915	(24,700)

Net gain (loss) on investments	2,556,316	3,075,051	3,801,360	8,280,119	8,907,938	16,944,605	1,332,766	66,196

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,011,930	2,617,043	4,020,941	8,365,199	8,745,373	17,105,222	1,317,507	89,195

Investment Activity:	OVHI4	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$385,840	2,839	214,215	148,893	2,828,419	29,078	152,212	-
Mortality and expense risk charges (note 2)	(110,862)	(593)	(52,971)	(172,326)	(5,267,460)	(53,707)	(602,145)	(110,071)

Net investment income (loss)	274,978	2,246	161,244	(23,433)	(2,439,041)	(24,629)	(449,933)	(110,071)

Realized gain (loss) on investments	804,994	(4,627)	(2,094,904)	(87,059)	(42,293,327)	385,397	1,139,444	(242,080)
Change in unrealized gain (loss) on investments	(217,501)	8,272	2,350,135	1,818,433	79,731,748	405,776	7,061,131	2,324,724

Net gain (loss) on investments	587,493	3,645	255,231	1,731,374	37,438,421	791,173	8,200,575	2,082,644

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$862,471	5,891	416,475	1,707,941	34,999,380	766,544	7,750,642	1,972,573

(Continued)

22

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	PVGIB	PVTIGB	PVTVB	VYDS	TRBCG2	TREI2	TRHS2	TRLT2
Reinvested dividends	$56,225	22,845	45,058	3,674	-	892,439	-	3
Mortality and expense risk charges (note 2)	(55,958)	(9,253)	(56,268)	(6,983)	(570,283)	(1,095,991)	(14,972)	(1)

Net investment income (loss)	267	13,592	(11,210)	(3,309)	(570,283)	(203,552)	(14,972)	2

Realized gain (loss) on investments	(531,838)	(25,323)	175,040	(25,447)	6,828,427	(6,757,262)	(4,892)	-
Change in unrealized gain (loss) on investments	925,398	58,937	433,795	77,984	(1,858,084)	14,634,695	306,444	-

Net gain (loss) on investments	393,560	33,614	608,835	52,537	4,970,343	7,877,433	301,552	-

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$393,827	47,206	597,625	49,228	4,400,060	7,673,881	286,580	2

Investment Activity:	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA	WRASP	WRPMP
Reinvested dividends	$234,216	471,277	120,224	131,618	108,870	118,103	589,792	-
Mortality and expense risk charges (note 2)	(85,399)	(172,160)	(258,382)	(290,734)	(469,271)	(405,070)	(887,188)	(37)

Net investment income (loss)	148,817	299,117	(138,158)	(159,116)	(360,401)	(286,967)	(297,396)	(37)

Realized gain (loss) on investments	(33,954)	(119,580)	(1,653,517)	(1,847,822)	(481,359)	3,549,813	1,312,225	2
Change in unrealized gain (loss) on investments	190,809	428,734	6,149,883	7,028,655	11,218,034	4,258,555	4,373,525	3,014

Net gain (loss) on investments	156,855	309,154	4,496,366	5,180,833	10,736,675	7,808,368	5,685,750	3,016

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$305,672	608,271	4,358,208	5,021,717	10,376,274	7,521,401	5,388,354	2,979

(Continued)

23

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SVDF	WFVLCG	WFVMM	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2
Reinvested dividends	$-	760	32	2,201	-	142	9,168	-
Mortality and expense risk charges (note 2)	(465)	(1,067)	(1,378)	(4,060)	(341,943)	(105)	(3,395)	(576)

Net investment income (loss)	(465)	(307)	(1,346)	(1,859)	(341,943)	37	5,773	(576)

Realized gain (loss) on investments	9,707	(7,407)	-	15,502	1,582,023	(317)	235	2,697
Change in unrealized gain (loss) on investments	1,944	(2,793)	-	51,989	2,464,303	1,821	1,419	13,139

Net gain (loss) on investments	11,651	(10,200)	-	67,491	4,046,326	1,504	1,654	15,836

Reinvested capital gains	-	-	-	-	-	-	7,389	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,186	(10,507)	(1,346)	65,632	3,704,383	1,541	14,816	15,260

See accompanying notes to financial statements.

24

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		ALBS		ALMCS		AFGF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(39,770,690)	49,602,881	2,422	3,700	(4,751)	(3,645)	(36,190)	(43,108)
Realized gain (loss) on investments	(411,632,210)	(1,638,769,490)	(37,818)	(12,724)	(52,335)	(45,009)	41,929	(359,600)
Change in unrealized gain (loss) on investments	2,832,478,785	5,024,146,648	37,177	57,489	128,460	187,323	1,696,018	3,503,727
Reinvested capital gains	116,160,217	266,022,593	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,497,236,102	3,701,002,632	1,781	48,465	71,374	138,669	1,701,757	3,101,019

Equity transactions:
Purchase payments received from contract owners (note 3)	4,997,174,244	3,692,844,513	-	-	-	-	25,162	25,996
Transfers between funds	-	-	(221,780)	7,072	(1,329)	31,665	(248,274)	(166,604)
Redemptions (note 3)	(2,213,555,252)	(1,877,272,449)	(301)	(8,320)	(50,237)	(5,564)	(782,185)	(1,525,292)
Annuity benefits	(1,798,113)	(1,682,121)	-	-	-	-	(574)	(472)
Contract maintenance charges (note 2)	(64,398,005)	(34,430,609)	(5)	(8)	(5)	(39)	(4,025)	(4,634)
Contingent deferred sales charges (note 2)	(19,999,120)	(17,198,031)	-	-	-	-	(242)	(2,515)
Adjustments to maintain reserves	(413,602)	1,535,292	(1)	(7)	(1)	(10)	216	268

Net equity transactions	2,697,010,152	1,763,796,595	(222,087)	(1,263)	(51,572)	26,052	(1,009,922)	(1,673,253)

Net change in contract owners’ equity	5,194,246,254	5,464,799,227	(220,306)	47,202	19,802	164,721	691,835	1,427,766
Contract owners’ equity beginning of period	21,471,280,300	16,006,481,073	220,306	173,104	432,673	267,952	10,290,161	8,862,395

Contract owners’ equity end of period	$26,665,526,554	21,471,280,300	-	220,306	452,475	432,673	10,981,996	10,290,161

CHANGES IN UNITS:
Beginning units	1,768,312,525	1,454,565,115	18,711	18,716	38,321	35,463	156,482	185,887
Units purchased	980,997,336	888,311,585	57	2,396	192	5,759	372	496
Units redeemed	(639,721,804)	(574,564,175)	(18,768)	(2,401)	(4,394)	(2,901)	(14,675)	(29,901)

Ending units	2,109,588,057	1,768,312,525	-	18,711	34,119	38,321	142,179	156,482

(Continued)

25

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AFHY		AFGC		MLVGA3		CSIEF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$114,359	95,253	7,098	18,930	51,890	226,145	(19,087)	(1,233)
Realized gain (loss) on investments	393,524	1,167	8,620	1,011	248,062	19,518	(2,233)	52
Change in unrealized gain (loss) on investments	(300,617)	393,367	41,511	(10,779)	4,945,273	1,054,267	191,961	18,325
Reinvested capital gains	-	-	6,086	12,897	486,456	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	207,266	489,787	63,315	22,059	5,731,681	1,299,930	170,641	17,144

Equity transactions:
Purchase payments received from contract owners (note 3)	3,982	5,459	2,123	52,886	27,290,593	14,104,617	11,823	1
Transfers between funds	(71,163)	652	(75,000)	(38,207)	29,232,318	13,167,385	671,944	1,677,185
Redemptions (note 3)	(88,161)	(61,209)	(125,074)	(199,930)	(4,853,439)	(386,948)	(285,984)	(11,760)
Annuity benefits	(1,298)	(1,070)	(239)	(237)	-	-	(3,139)	-
Contract maintenance charges (note 2)	(732)	(694)	(834)	(1,052)	(3,714)	(643)	(1,386)	(49)
Contingent deferred sales charges (note 2)	-	-	-	-	(20,176)	(537)	(63)	(3)
Adjustments to maintain reserves	454	636	79	74	(3,333)	(143)	30,749	(38,075)

Net equity transactions	(156,918)	(56,226)	(198,945)	(186,466)	51,642,249	26,883,731	423,944	1,627,299

Net change in contract owners’ equity	50,348	433,561	(135,630)	(164,407)	57,373,930	28,183,661	594,585	1,644,443
Contract owners’ equity beginning of period	1,735,819	1,302,258	1,355,698	1,520,105	28,183,661	-	1,644,443	-

Contract owners’ equity end of period	$1,786,167	1,735,819	1,220,068	1,355,698	85,557,591	28,183,661	2,239,028	1,644,443

CHANGES IN UNITS:
Beginning units	41,033	42,363	42,499	48,345	2,338,768	-	161,230	-
Units purchased	106,319	50,187	65	2,683	5,247,675	2,409,651	88,599	162,407
Units redeemed	(110,274)	(51,517)	(5,986)	(8,529)	(1,014,336)	(70,883)	(53,624)	(1,177)

Ending units	37,078	41,033	36,578	42,499	6,572,107	2,338,768	196,205	161,230

(Continued)

26

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WSCP		HVIE		HVSIT		JPMMV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(391,423)	(56,409)	(228)	-	(445)	-	(8,243)	(52,350)
Realized gain (loss) on investments	1,626,667	335,321	(11)	-	(143)	-	382,519	120,458
Change in unrealized gain (loss) on investments	2,749,412	6,359,410	6,643	-	19,111	-	841,739	1,385,216
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,984,656	6,638,322	6,404	-	18,523	-	1,216,015	1,453,324

Equity transactions:
Purchase payments received from contract owners (note 3)	680,575	654,609	237,893	-	429,339	-	44,798	16,373
Transfers between funds	(973,119)	(1,219,878)	18,214	-	67,835	-	11,044	5,141,431
Redemptions (note 3)	(5,014,258)	(4,438,788)	-	-	(93)	-	(693,178)	(534,065)
Annuity benefits	(2,866)	(2,226)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(22,508)	(25,375)	-	-	(2)	-	(2,630)	(1,921)
Contingent deferred sales charges (note 2)	(7,382)	(14,104)	-	-	-	-	(595)	(1,610)
Adjustments to maintain reserves	(812)	(1,326)	2	-	(7)	-	599	682

Net equity transactions	(5,340,370)	(5,047,088)	256,109	-	497,072	-	(639,962)	4,620,890

Net change in contract owners’ equity	(1,355,714)	1,591,234	262,513	-	515,595	-	576,053	6,074,214
Contract owners’ equity beginning of period	34,965,344	33,374,110	-	-	-	-	6,074,214	-

Contract owners’ equity end of period	$33,609,630	34,965,344	262,513	-	515,595	-	6,650,267	6,074,214

CHANGES IN UNITS:
Beginning units	2,532,513	2,973,366	-	-	-	-	515,602	-
Units purchased	55,803	85,441	25,794	-	45,699	-	69,951	607,494
Units redeemed	(432,580)	(526,294)	(334)	-	(14)	-	(122,195)	(91,892)

Ending units	2,155,736	2,532,513	25,460	-	45,685	-	463,358	515,602

(Continued)

27

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JABS		JACAS		JAGTS2		JAGTS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$146,970	161,806	(1,478,438)	(1,322,453)	(81,967)	(51,931)	(29,251)	(26,821)
Realized gain (loss) on investments	287,704	98,845	563,537	1,346,294	233,178	77,619	164,380	3,692
Change in unrealized gain (loss) on investments	415,208	1,901,259	7,307,648	30,329,801	1,355,173	1,695,971	299,684	901,951
Reinvested capital gains	-	444,011	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	849,882	2,605,921	6,392,747	30,353,642	1,506,384	1,721,659	434,813	878,822

Equity transactions:
Purchase payments received from contract owners (note 3)	208,800	90,629	24,392,579	17,346,363	1,091,499	102,217	-	-
Transfers between funds	182,789	1,268,903	(326,944)	6,936,783	3,301,854	1,196,390	(65,143)	(50,583)
Redemptions (note 3)	(1,869,065)	(979,595)	(11,213,552)	(8,372,768)	(586,665)	(583,035)	(526,666)	(159,089)
Annuity benefits	-	-	-	(686)	-	-	(407)	(318)
Contract maintenance charges (note 2)	(1,091)	(1,332)	(179,548)	(76,618)	(2,406)	(2,286)	(1,977)	(2,065)
Contingent deferred sales charges (note 2)	(8,647)	(15,404)	(85,264)	(74,858)	(2,548)	(2,637)	(344)	(286)
Adjustments to maintain reserves	213	(309)	(7,788)	(2,861)	(191)	(78)	(14)	(148)

Net equity transactions	(1,487,001)	362,892	12,579,483	15,755,355	3,801,543	710,571	(594,551)	(212,489)

Net change in contract owners’ equity	(637,119)	2,968,813	18,972,230	46,108,997	5,307,927	2,432,230	(159,738)	666,333
Contract owners’ equity beginning of period	13,598,156	10,629,343	108,890,102	62,781,105	5,164,464	2,732,234	2,371,177	1,704,844

Contract owners’ equity end of period	$12,961,037	13,598,156	127,862,332	108,890,102	10,472,391	5,164,464	2,211,439	2,371,177

CHANGES IN UNITS:
Beginning units	876,368	848,549	7,958,375	6,759,021	417,666	342,194	566,071	628,439
Units purchased	196,612	158,019	3,163,870	4,021,501	598,210	218,356	-	-
Units redeemed	(291,095)	(130,200)	(2,593,828)	(2,822,147)	(250,320)	(142,884)	(136,468)	(62,368)

Ending units	781,885	876,368	8,528,417	7,958,375	765,556	417,666	429,603	566,071

(Continued)

28

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JARLCS		JAIGS2		JAIGS		MIGSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(14,809)	(1,634,785)	(1,725,699)	(77,451)	(78,437)	(162,818)	(142,819)
Realized gain (loss) on investments	-	(1,782,822)	(23,243,130)	(13,207,264)	1,087,912	520,950	196,227	(264,896)
Change in unrealized gain (loss) on investments	-	2,118,307	56,759,658	94,042,772	860,732	3,836,579	1,109,650	4,149,861
Reinvested capital gains	-	-	-	4,306,852	-	235,876	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	320,676	31,881,743	83,416,661	1,871,193	4,514,968	1,143,059	3,742,146

Equity transactions:
Purchase payments received from contract owners (note 3)	(116)	47,451	10,998,350	8,676,868	(10)	1	159,901	188,142
Transfers between funds	110	(3,655,957)	(54,480,174)	3,456,988	(261,775)	(565,795)	(866,921)	(718,949)
Redemptions (note 3)	6	(305,303)	(17,021,268)	(14,062,429)	(1,848,999)	(809,687)	(1,754,225)	(1,387,814)
Annuity benefits	-	-	(10,542)	(7,349)	-	-	-	-
Contract maintenance charges (note 2)	-	(4,832)	(163,405)	(310,406)	(4,943)	(4,857)	(1,258)	(1,353)
Contingent deferred sales charges (note 2)	-	(6,798)	(138,130)	(136,077)	(2,519)	(2,332)	(16,968)	(17,783)
Adjustments to maintain reserves	-	(38)	1,825	76,341	(46)	(431)	(207)	(35)

Net equity transactions	-	(3,925,477)	(60,813,344)	(2,306,064)	(2,118,292)	(1,383,101)	(2,479,678)	(1,937,792)

Net change in contract owners’ equity	-	(3,604,801)	(28,931,601)	81,110,597	(247,099)	3,131,867	(1,336,619)	1,804,354
Contract owners’ equity beginning of period	-	3,604,801	194,437,248	113,326,651	9,534,039	6,402,172	13,426,951	11,622,597

Contract owners’ equity end of period	$-	-	165,505,647	194,437,248	9,286,940	9,534,039	12,090,332	13,426,951

CHANGES IN UNITS:
Beginning units	-	333,684	8,647,430	8,802,005	602,788	711,183	996,255	1,184,843
Units purchased	-	42,163	2,310,524	3,164,155	6,413	4,011	84,921	79,443
Units redeemed	-	(375,847)	(5,033,132)	(3,318,730)	(138,415)	(112,406)	(271,751)	(268,031)

Ending units	-	-	5,924,822	8,647,430	470,786	602,788	809,425	996,255

(Continued)

29

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MVFSC		MVIVSC		MSVFI		MSVF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,470,991)	(1,623,011)	(59,679)	-	92,507	202,344	845,402	11,170,625
Realized gain (loss) on investments	(1,638,522)	(6,438,115)	11,359	-	(79,391)	(321,844)	(125,112)	(36,883,147)
Change in unrealized gain (loss) on investments	32,748,631	77,682,129	1,036,966	-	101,893	310,295	507,809	32,378,594
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,639,118	69,621,003	988,646	-	115,009	190,795	1,228,099	6,666,072

Equity transactions:
Purchase payments received from contract owners (note 3)	29,890,254	20,597,621	7,924,615	-	33,644	126,119	476,070	2,620,763
Transfers between funds	(31,204,677)	193,679,815	6,267,926	-	(58,424)	(815,884)	(933,517)	(192,753,077)
Redemptions (note 3)	(26,173,318)	(16,296,041)	(138,260)	-	(177,304)	(430,071)	(2,271,970)	(6,736,700)
Annuity benefits	(4,971)	(1,807)	-	-	-	-	(7,023)	(484)
Contract maintenance charges (note 2)	(1,195,715)	(872,738)	(5,135)	-	(564)	(850)	(23,660)	(256,029)
Contingent deferred sales charges (note 2)	(350,202)	(246,961)	(865)	-	(311)	(1,024)	(31,566)	(90,086)
Adjustments to maintain reserves	5,360	1,246,895	(2,123)	-	(77)	808	201	178,618

Net equity transactions	(29,033,269)	198,106,784	14,046,158	-	(203,036)	(1,120,902)	(2,791,465)	(197,036,995)

Net change in contract owners’ equity	605,849	267,727,787	15,034,804	-	(88,027)	(930,107)	(1,563,366)	(190,370,923)
Contract owners’ equity beginning of period	339,409,689	71,681,902	-	-	2,069,531	2,999,638	24,506,017	214,876,940

Contract owners’ equity end of period	$340,015,538	339,409,689	15,034,804	-	1,981,504	2,069,531	22,942,651	24,506,017

CHANGES IN UNITS:
Beginning units	22,272,897	5,622,918	-	-	199,374	312,617	2,319,135	22,132,369
Units purchased	7,522,139	19,970,632	1,486,644	-	31,877	88,322	221,242	873,668
Units redeemed	(9,366,024)	(3,320,653)	(85,964)	-	(50,631)	(201,565)	(479,811)	(20,686,902)

Ending units	20,429,012	22,272,897	1,400,680	-	180,620	199,374	2,060,566	2,319,135

(Continued)

30

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MSEM		MSEMB		MSVRE		MSVREB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$119,017	289,584	34,198	82,894	200	1,251,954	74	737,229
Realized gain (loss) on investments	(27,641)	(117,690)	5,959	(89,704)	3,911	(66,930,523)	2,396	(57,817,100)
Change in unrealized gain (loss) on investments	252,089	914,507	63,280	320,524	7,685	68,126,489	211	58,458,616
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	343,465	1,086,401	103,437	313,714	11,796	2,447,920	2,681	1,378,745

Equity transactions:
Purchase payments received from contract owners (note 3)	(25)	-	-	-	(9,869)	745,024	(563)	588,205
Transfers between funds	(139,966)	(304,590)	(59,252)	(69,763)	9,430	(56,957,139)	646	(41,945,950)
Redemptions (note 3)	(627,810)	(627,664)	(258,404)	(211,428)	13,525	(5,271,515)	(73)	(2,760,743)
Annuity benefits	-	-	-	-	(5,153)	(7,927)	(7,601)	(5,442)
Contract maintenance charges (note 2)	(2,700)	(3,207)	(255)	(306)	-	(21,019)	(11)	(4,594)
Contingent deferred sales charges (note 2)	(170)	(1,009)	(1,061)	(4,280)	57	(14,348)	-	(46,447)
Adjustments to maintain reserves	(142)	(32)	(41)	(115)	(3,387)	3,444	63	(4,040)

Net equity transactions	(770,813)	(936,502)	(319,013)	(285,892)	4,603	(61,523,480)	(7,539)	(44,179,011)

Net change in contract owners’ equity	(427,348)	149,899	(215,576)	27,822	16,399	(59,075,560)	(4,858)	(42,800,266)
Contract owners’ equity beginning of period	4,430,726	4,280,827	1,345,283	1,317,461	41,272	59,116,832	13,655	42,813,921

Contract owners’ equity end of period	$4,003,378	4,430,726	1,129,707	1,345,283	57,671	41,272	8,797	13,655

CHANGES IN UNITS:
Beginning units	206,910	256,891	72,537	91,031	-	2,056,027	27	3,061,013
Units purchased	-	3	3,830	-	660	113,849	2	313,220
Units redeemed	(34,268)	(49,984)	(20,176)	(18,494)	(348)	(2,169,876)	(2)	(3,374,206)

Ending units	172,642	206,910	56,191	72,537	312	-	27	27

(Continued)

31

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VFMG2		NVAGF3		NVAMV1		NVAMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(30,669)	(64,372)	149,443	49,768	48,393	184	14,578	3,691
Realized gain (loss) on investments	(110,405)	(880,284)	51,578	12,227	26,972	394	325,842	10,546
Change in unrealized gain (loss) on investments	494,316	1,768,219	(66,561)	(34,308)	1,045,072	324	3,426,235	217,163
Reinvested capital gains	-	25,226	80,474	7,662	136,535	2,329	410,638	157,670

Net increase (decrease) in contract owners’ equity resulting from operations	353,242	848,789	214,934	35,349	1,256,972	3,231	4,177,293	389,070

Equity transactions:
Purchase payments received from contract owners (note 3)	26,108	9,543	819,543	737,506	142,525	797	8,174,041	3,179,594
Transfers between funds	(250,360)	(961,621)	921,343	1,002,127	63,935,817	65,674	143,680,798	791,681
Redemptions (note 3)	(600,880)	(432,753)	(233,252)	(14,581)	(607,916)	-	(793,867)	(21,260)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,677)	(1,699)	(245)	(27)	(1,550)	(7)	(51,957)	(1,127)
Contingent deferred sales charges (note 2)	(7,392)	(6,666)	(1,228)	(123)	(1,197)	-	(12,305)	(379)
Adjustments to maintain reserves	300	(2,743)	42	(57)	525	4	(30,804)	(52)

Net equity transactions	(833,901)	(1,395,939)	1,506,203	1,724,845	63,468,204	66,468	150,965,906	3,948,457

Net change in contract owners’ equity	(480,659)	(547,150)	1,721,137	1,760,194	64,725,176	69,699	155,143,199	4,337,527
Contract owners’ equity beginning of period	4,554,149	5,101,299	1,760,194	-	69,699	-	4,337,527	-

Contract owners’ equity end of period	$4,073,490	4,554,149	3,481,331	1,760,194	64,794,875	69,699	159,480,726	4,337,527

CHANGES IN UNITS:
Beginning units	407,960	567,913	155,699	-	5,595	-	349,190	-
Units purchased	8,258	10,470	240,763	171,252	4,737,018	5,917	11,482,377	369,575
Units redeemed	(81,247)	(170,423)	(107,899)	(15,553)	(96,778)	(322)	(302,298)	(20,385)

Ending units	334,971	407,960	288,563	155,699	4,645,835	5,595	11,529,269	349,190

(Continued)

32

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(5,135,295)	(14,372,663)	245,983	(5,947,980)	(732,820)	(1,012,227)	(2,208,220)	(1,734,567)
Realized gain (loss) on investments	(313,653)	(967,861)	(2,237,351)	(5,520,833)	(1,266,938)	(2,346,433)	(2,860,535)	(14,738,005)
Change in unrealized gain (loss) on investments	192,526,853	183,848,906	24,268,332	48,539,026	11,859,553	20,478,116	31,280,307	37,729,828
Reinvested capital gains	-	23,952,905	-	133,572	-	5,145,844	-	13,208,018

Net increase (decrease) in contract owners’ equity resulting from operations	187,077,905	192,461,287	22,276,964	37,203,785	9,859,795	22,265,300	26,211,552	34,465,274

Equity transactions:
Purchase payments received from contract owners (note 3)	712,887,949	492,950,710	225,685,723	173,717,962	22,090,984	15,317,189	32,202,433	26,497,378
Transfers between funds	41,057,714	9,346,514	32,314,699	20,338,341	42,501	5,452,070	2,290,735	(8,236,059)
Redemptions (note 3)	(62,031,108)	(34,651,835)	(27,849,860)	(16,049,975)	(8,075,407)	(5,262,339)	(10,854,285)	(8,889,548)
Annuity benefits	(2,624)	(2,334)	(433)	(210)	(3,275)	(1,174)	(4,490)	(187)
Contract maintenance charges (note 2)	(8,768,810)	(3,734,141)	(2,393,084)	(754,523)	(179,966)	(82,671)	(287,264)	(136,267)
Contingent deferred sales charges (note 2)	(1,150,427)	(515,423)	(527,216)	(282,812)	(65,682)	(49,079)	(117,620)	(101,955)
Adjustments to maintain reserves	(99,745)	27,605	(538)	21,238	(2,592)	6,556	(3,004)	(100,589)

Net equity transactions	681,892,949	463,421,096	227,229,291	176,990,021	13,806,563	15,380,552	23,226,505	9,032,773

Net change in contract owners’ equity	868,970,854	655,882,383	249,506,255	214,193,806	23,666,358	37,645,852	49,438,057	43,498,047
Contract owners’ equity beginning of period	1,265,479,532	609,597,149	521,119,406	306,925,600	88,516,088	50,870,236	142,385,263	98,887,216

Contract owners’ equity end of period	$2,134,450,386	1,265,479,532	770,625,661	521,119,406	112,182,446	88,516,088	191,823,320	142,385,263

CHANGES IN UNITS:
Beginning units	138,502,206	81,161,084	50,794,802	33,032,987	8,693,755	6,969,825	16,804,221	15,955,035
Units purchased	86,762,477	67,596,456	30,066,490	25,075,596	3,579,513	3,855,621	6,191,345	6,604,527
Units redeemed	(13,836,859)	(10,255,334)	(9,020,155)	(7,313,781)	(2,219,490)	(2,131,691)	(3,550,474)	(5,755,341)

Ending units	211,427,824	138,502,206	71,841,137	50,794,802	10,053,778	8,693,755	19,445,092	16,804,221

(Continued)

33

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAGI2		HIBF		HIBF3		GEM
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(5,608,656)	(6,898,859)	651,919	743,227	5,561,433	4,190,567	(6,448)	(306)
Realized gain (loss) on investments	(6,507,905)	(12,387,580)	(500,730)	(868,839)	6,533,437	(6,795,418)	2,167	(13,506)
Change in unrealized gain (loss) on investments	79,624,930	111,016,457	889,712	3,419,998	(4,262,834)	20,803,406	73,524	249,347
Reinvested capital gains	-	9,902,860	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	67,508,369	101,632,878	1,040,901	3,294,386	7,832,036	18,198,555	69,243	235,535

Equity transactions:
Purchase payments received from contract owners (note 3)	226,129,891	170,711,985	321	48	6,045,233	4,738,785	-	-
Transfers between funds	29,689,031	7,220,754	(693,079)	(704,785)	18,998,335	23,732,554	(45,611)	(39,904)
Redemptions (note 3)	(22,926,591)	(12,195,578)	(1,611,951)	(956,679)	(7,998,866)	(5,978,036)	(136,754)	(82,113)
Annuity benefits	(2,415)	(1,682)	(282)	(260)	(9,410)	(7,798)	(632)	(922)
Contract maintenance charges (note 2)	(2,282,780)	(695,470)	(1,336)	(1,435)	(6,615)	(5,007)	(199)	(259)
Contingent deferred sales charges (note 2)	(475,706)	(261,313)	(12,396)	(19,299)	(62,432)	(73,686)	(46)	(255)
Adjustments to maintain reserves	(20,422)	135,912	(284)	(463)	(681)	2,122	(3,325)	411

Net equity transactions	230,111,008	164,914,608	(2,319,007)	(1,682,873)	16,965,564	22,408,934	(186,567)	(123,042)

Net change in contract owners’ equity	297,619,377	266,547,486	(1,278,106)	1,611,513	24,797,600	40,607,489	(117,324)	112,493
Contract owners’ equity beginning of period	491,948,344	225,400,858	10,137,433	8,525,920	70,853,298	30,245,809	599,638	487,145

Contract owners’ equity end of period	$789,567,721	491,948,344	8,859,327	10,137,433	95,650,898	70,853,298	482,314	599,638

CHANGES IN UNITS:
Beginning units	64,562,256	38,038,535	689,492	833,712	6,014,764	3,688,239	25,866	33,579
Units purchased	39,245,276	35,144,378	38,355	1,892	5,824,170	5,264,322	-	-
Units redeemed	(9,097,580)	(8,620,657)	(187,315)	(146,112)	(4,558,918)	(2,937,797)	(7,760)	(7,713)

Ending units	94,709,952	64,562,256	540,532	689,492	7,280,016	6,014,764	18,106	25,866

(Continued)

34

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GEM2		GEM3		GEM6		GVGU2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(29,964)	(7,169)	(477,949)	(12,936)	(851,822)	(181,474)	657	7,591
Realized gain (loss) on investments	(13,047)	(151,694)	(5,692,588)	(5,122,632)	(6,484,858)	(14,512,801)	(153,050)	(23,217)
Change in unrealized gain (loss) on investments	288,441	1,060,048	11,188,499	21,233,938	14,671,480	33,590,395	139,351	33,458
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	245,430	901,185	5,017,962	16,098,370	7,334,800	18,896,120	(13,042)	17,832

Equity transactions:
Purchase payments received from contract owners (note 3)	-	2	1,461,643	1,246,746	7,570,683	5,582,825	-	-
Transfers between funds	(108,960)	(182,671)	(1,794,095)	465,710	(126,870)	3,202,579	(315,100)	(12,351)
Redemptions (note 3)	(310,106)	(348,089)	(5,054,735)	(5,221,848)	(5,896,439)	(5,221,001)	(22,468)	(58,442)
Annuity benefits	-	-	(5,693)	(4,681)	(7,212)	(6,463)	-	-
Contract maintenance charges (note 2)	(462)	(517)	(18,119)	(20,129)	(7,226)	(7,044)	(17)	(62)
Contingent deferred sales charges (note 2)	(2,779)	(4,021)	(17,724)	(15,853)	(61,093)	(71,105)	-	(668)
Adjustments to maintain reserves	(104)	(139)	2,192	(319)	1,291	(1,641)	24	(32)

Net equity transactions	(422,411)	(535,435)	(5,426,531)	(3,550,374)	1,473,134	3,478,150	(337,561)	(71,555)

Net change in contract owners’ equity	(176,981)	365,750	(408,569)	12,547,996	8,807,934	22,374,270	(350,603)	(53,723)
Contract owners’ equity beginning of period	2,165,809	1,800,059	40,692,298	28,144,302	54,771,472	32,397,202	350,603	404,326

Contract owners’ equity end of period	$1,988,828	2,165,809	40,283,729	40,692,298	63,579,406	54,771,472	-	350,603

CHANGES IN UNITS:
Beginning units	66,147	88,202	1,637,414	1,827,343	2,858,691	2,681,445	18,909	23,118
Units purchased	5,095	260	309,359	400,550	1,029,748	1,544,209	-	-
Units redeemed	(18,457)	(22,315)	(533,147)	(590,479)	(997,648)	(1,366,963)	(18,909)	(4,209)

Ending units	52,785	66,147	1,413,626	1,637,414	2,890,791	2,858,691	-	18,909

(Continued)

35

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGU		GIG		GIG3		NVIE6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$10,341	91,395	(108)	(79)	(124,726)	(135,832)	(120,215)	(82,852)
Realized gain (loss) on investments	(1,089,826)	(1,835,008)	5,082	2,830	(3,948,851)	(3,448,615)	1,279,970	(1,111,808)
Change in unrealized gain (loss) on investments	953,426	1,849,941	(1,698)	13,373	7,497,128	8,852,276	1,475,501	3,598,820
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(126,059)	106,328	3,276	16,124	3,423,551	5,267,829	2,635,256	2,404,160

Equity transactions:
Purchase payments received from contract owners (note 3)	8,575	106,055	-	-	480,901	488,133	4,252,656	2,363,567
Transfers between funds	(3,157,494)	(1,203,978)	-	-	(1,422,899)	18,024,650	(997,220)	9,684,968
Redemptions (note 3)	(241,472)	(652,910)	(23,067)	(13,941)	(4,338,072)	(3,649,230)	(1,028,281)	(772,853)
Annuity benefits	-	-	-	-	(6,778)	(2,966)	-	-
Contract maintenance charges (note 2)	(604)	(1,999)	(38)	(67)	(15,052)	(10,253)	(26,941)	(8,538)
Contingent deferred sales charges (note 2)	(544)	(1,368)	-	-	(5,476)	(7,452)	(15,971)	(8,002)
Adjustments to maintain reserves	(27)	(924)	(6)	(9)	(1,755)	14,142	(1,004)	(1,088)

Net equity transactions	(3,391,566)	(1,755,124)	(23,111)	(14,017)	(5,309,131)	14,857,024	2,183,239	11,258,054

Net change in contract owners’ equity	(3,517,625)	(1,648,796)	(19,835)	2,107	(1,885,580)	20,124,853	4,818,495	13,662,214
Contract owners’ equity beginning of period	3,517,625	5,166,421	63,507	61,400	34,952,573	14,827,720	16,443,478	2,781,264

Contract owners’ equity end of period	$-	3,517,625	43,672	63,507	33,066,993	34,952,573	21,261,973	16,443,478

CHANGES IN UNITS:
Beginning units	217,412	340,376	6,007	7,437	2,072,015	1,123,906	2,369,404	510,631
Units purchased	5,298	35,047	-	-	106,050	1,451,530	1,452,165	2,236,631
Units redeemed	(222,710)	(158,011)	(2,332)	(1,430)	(424,133)	(503,421)	(1,066,722)	(377,858)

Ending units	-	217,412	3,675	6,007	1,753,932	2,072,015	2,754,847	2,369,404

(Continued)

36

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GEF3		NVGWL6		NVNMO1		NVNMO2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(7,716)	(7,010)	(4,720)	(149)	(1,105,108)	(442,119)	(253,263)	(91,964)
Realized gain (loss) on investments	(508,522)	(915,157)	20,289	8,059	2,182,069	588,120	1,795,186	(66,350)
Change in unrealized gain (loss) on investments	697,776	1,375,926	195,256	34,632	3,233,777	10,150,274	(1,423,865)	2,292,034
Reinvested capital gains	-	-	-	-	8,019,402	221,132	1,483,066	23,974

Net increase (decrease) in contract owners’ equity resulting from operations	181,538	453,759	210,825	42,542	12,330,140	10,517,407	1,601,124	2,157,694

Equity transactions:
Purchase payments received from contract owners (note 3)	114,365	53,758	1,281,617	357,931	1,459,772	842,403	6,274,405	3,249,490
Transfers between funds	(340,451)	(294,808)	208,335	148,158	(5,528,129)	96,754,857	263,679	5,477,366
Redemptions (note 3)	(293,048)	(424,347)	(26,982)	(1,061)	(12,890,556)	(5,977,965)	(1,035,114)	(291,262)
Annuity benefits	-	-	-	-	(13,718)	(8,793)	-	-
Contract maintenance charges (note 2)	(1,094)	(1,383)	(2,999)	(533)	(53,392)	(20,848)	(26,781)	(2,994)
Contingent deferred sales charges (note 2)	(1,754)	(869)	(155)	-	(14,516)	(16,852)	(16,056)	(5,726)
Adjustments to maintain reserves	(67)	(35)	(87)	(53)	(503)	(53,427)	17,939	8,351

Net equity transactions	(522,049)	(667,684)	1,459,729	504,442	(17,041,042)	91,519,375	5,478,072	8,435,225

Net change in contract owners’ equity	(340,511)	(213,925)	1,670,554	546,984	(4,710,902)	102,036,782	7,079,196	10,592,919
Contract owners’ equity beginning of period	2,534,945	2,748,870	546,984	-	102,102,091	65,309	11,436,241	843,322

Contract owners’ equity end of period	$2,194,434	2,534,945	2,217,538	546,984	97,391,189	102,102,091	18,515,437	11,436,241

CHANGES IN UNITS:
Beginning units	186,700	249,753	41,212	-	13,158,118	12,714	1,491,186	165,613
Units purchased	15,764	17,275	132,855	46,750	468,940	14,478,505	2,381,516	1,632,425
Units redeemed	(55,418)	(80,328)	(21,558)	(5,538)	(2,624,013)	(1,333,101)	(1,745,356)	(306,852)

Ending units	147,046	186,700	152,509	41,212	11,003,045	13,158,118	2,127,346	1,491,186

(Continued)

37

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(7,393)	(13,555)	(3,153,667)	(3,867,075)	(173,791)	(43,900)	(5,010,888)	878,028
Realized gain (loss) on investments	(76,499)	(343,055)	(10,821,321)	(36,769,848)	(61,849)	(415,017)	-	-
Change in unrealized gain (loss) on investments	407,623	758,225	58,521,859	109,745,964	843,954	2,541,584	65,214,174	48,916,872
Reinvested capital gains	-	-	-	-	1,545,023	2,352	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	323,731	401,615	44,546,871	69,109,041	2,153,337	2,085,019	60,203,286	49,794,900

Equity transactions:
Purchase payments received from contract owners (note 3)	124,197	130,480	6,969,526	6,399,492	4,643,245	3,053,438	316,256,961	204,557,114
Transfers between funds	205,753	(179,894)	(111,755,729)	(31,644,463)	5,511,038	1,377,295	151,570,777	28,466,804
Redemptions (note 3)	(295,484)	(309,192)	(16,800,769)	(15,107,123)	(948,472)	(224,408)	(21,451,626)	(5,762,697)
Annuity benefits	-	-	(2,412)	(1,044)	-	-	-	-
Contract maintenance charges (note 2)	(1,121)	(1,283)	(923,550)	(1,121,891)	(2,644)	(1,555)	(2,330,848)	(293,515)
Contingent deferred sales charges (note 2)	(1,767)	(1,097)	(257,983)	(284,591)	(6,434)	(1,413)	(418,181)	(110,682)
Adjustments to maintain reserves	213	1,297	8,432	328,074	3,857	(114)	(22,045)	2,583

Net equity transactions	31,791	(359,689)	(122,762,485)	(41,431,546)	9,200,590	4,203,243	443,605,038	226,859,607

Net change in contract owners’ equity	355,522	41,926	(78,215,614)	27,677,495	11,353,927	6,288,262	503,808,324	276,654,507
Contract owners’ equity beginning of period	1,609,379	1,567,453	281,298,193	253,620,698	10,654,779	4,366,517	418,125,250	141,470,743

Contract owners’ equity end of period	$1,964,901	1,609,379	203,082,579	281,298,193	22,008,706	10,654,779	921,933,574	418,125,250

CHANGES IN UNITS:
Beginning units	202,450	255,949	35,752,844	41,560,970	1,320,362	688,094	45,054,749	17,964,614
Units purchased	130,357	74,631	2,876,753	7,904,924	1,574,362	827,711	51,142,762	28,898,910
Units redeemed	(130,117)	(128,130)	(17,359,069)	(13,713,050)	(478,605)	(195,443)	(4,869,565)	(1,808,775)

Ending units	202,690	202,450	21,270,528	35,752,844	2,416,119	1,320,362	91,327,946	45,054,749

(Continued)

38

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(7,220,893)	907,250	(1,059,856)	1,819,739	(5,779,827)	1,884,735	(2,331,637)	(214,279)
Realized gain (loss) on investments	(1,058,755)	(1,407,350)	2,738,635	353,906	(189,243)	(652,099)	(1,431,640)	(3,971,723)
Change in unrealized gain (loss) on investments	115,236,041	68,998,819	8,641,609	12,131,843	102,370,642	58,689,713	37,100,913	44,166,282
Reinvested capital gains	38,876	-	4,894,609	350,618	-	23,073	-	67,529

Net increase (decrease) in contract owners’ equity resulting from operations	106,995,269	68,498,719	15,214,997	14,656,106	96,401,572	59,945,422	33,337,636	40,047,809

Equity transactions:
Purchase payments received from contract owners (note 3)	535,391,180	332,501,041	125,505,941	110,675,186	489,583,698	331,730,585	11,061,991	54,401,673
Transfers between funds	146,183,989	36,126,460	58,005,137	28,440,708	269,920,662	11,596,049	162,280,216	(1,406,821)
Redemptions (note 3)	(20,141,798)	(6,311,280)	(13,441,569)	(6,094,387)	(27,303,340)	(9,206,693)	(8,492,879)	(4,461,643)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,369,428)	(544,441)	(1,799,648)	(436,529)	(4,353,081)	(674,224)	(1,382,413)	(775,245)
Contingent deferred sales charges (note 2)	(593,610)	(123,533)	(292,926)	(32,353)	(605,046)	(139,380)	(285,435)	(98,419)
Adjustments to maintain reserves	(66,006)	(1,557)	(11,367)	(2,481)	(31,725)	2,017	(774)	6,552

Net equity transactions	656,404,327	361,646,690	167,965,568	132,550,144	727,211,168	333,308,354	163,180,706	47,666,097

Net change in contract owners’ equity	763,399,596	430,145,409	183,180,565	147,206,250	823,612,740	393,253,776	196,518,342	87,713,906
Contract owners’ equity beginning of period	540,299,784	110,154,375	194,470,746	47,264,496	498,076,084	104,822,308	183,374,699	95,660,793

Contract owners’ equity end of period	$1,303,699,380	540,299,784	377,651,311	194,470,746	1,321,688,824	498,076,084	379,893,041	183,374,699

CHANGES IN UNITS:
Beginning units	61,562,208	15,353,953	19,312,567	5,226,256	54,968,785	13,903,119	21,578,200	14,026,096
Units purchased	80,469,455	50,114,144	23,820,327	19,227,749	86,291,766	46,074,924	20,862,547	9,962,217
Units redeemed	(7,846,804)	(3,905,889)	(7,474,752)	(5,141,438)	(8,178,253)	(5,009,258)	(2,315,416)	(2,410,113)

Ending units	134,184,859	61,562,208	35,658,142	19,312,567	133,082,298	54,968,785	40,125,331	21,578,200

(Continued)

39

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,465,474)	1,135,281	33,038	36,083	646,966	1,498,205	203,996	229,537
Realized gain (loss) on investments	(60,696)	(305,054)	115,093	41,990	4,919,162	355,131	501,432	75,296
Change in unrealized gain (loss) on investments	22,752,140	15,150,108	(13,961)	(22,864)	3,734,489	(290,103)	(215,740)	270,795
Reinvested capital gains	629,895	101,727	23,410	12,928	1,597,585	968,892	605,884	240,567

Net increase (decrease) in contract owners’ equity resulting from operations	21,855,865	16,082,062	157,580	68,137	10,898,202	2,532,125	1,095,572	816,195

Equity transactions:
Purchase payments received from contract owners (note 3)	151,849,580	106,100,414	54,444	59,176	7,545,169	5,594,869	10,494,267	4,018,629
Transfers between funds	64,125,081	18,871,580	(263,267)	2,741,095	(63,327,386)	199,148,499	3,740,832	7,567,657
Redemptions (note 3)	(10,214,723)	(3,882,006)	(553,047)	(337,571)	(13,185,388)	(5,975,921)	(1,760,868)	(937,444)
Annuity benefits	-	-	-	-	(1,790)	(592)	-	-
Contract maintenance charges (note 2)	(1,321,442)	(199,127)	(1,148)	(722)	(608,072)	(287,863)	(46,288)	(5,092)
Contingent deferred sales charges (note 2)	(155,663)	(23,180)	(636)	(1,658)	(170,474)	(110,299)	(19,029)	(9,800)
Adjustments to maintain reserves	(16,700)	(557)	(42)	(78)	(1,835)	23,221	(247)	(195)

Net equity transactions	204,266,133	120,867,124	(763,696)	2,460,242	(69,749,776)	198,391,914	12,408,667	10,633,755

Net change in contract owners’ equity	226,121,998	136,949,186	(606,116)	2,528,379	(58,851,574)	200,924,039	13,504,239	11,449,950
Contract owners’ equity beginning of period	176,473,619	39,524,433	2,952,194	423,815	203,671,886	2,747,847	13,649,167	2,199,217

Contract owners’ equity end of period	$402,595,617	176,473,619	2,346,078	2,952,194	144,820,312	203,671,886	27,153,406	13,649,167

CHANGES IN UNITS:
Beginning units	18,399,363	4,777,489	279,023	42,991	19,490,331	279,918	1,213,629	224,113
Units purchased	24,061,468	15,166,146	223,512	334,006	2,895,771	20,310,321	1,755,179	1,297,466
Units redeemed	(3,380,829)	(1,544,272)	(292,619)	(97,974)	(9,169,213)	(1,099,908)	(699,760)	(307,950)

Ending units	39,080,002	18,399,363	209,916	279,023	13,216,889	19,490,331	2,269,048	1,213,629

(Continued)

40

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRF		TRF2		GVGF2		GVGFS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(456,509)	22,236	(2,821,285)	(1,878,083)	(996)	(3,473)	(1,527)	(4,310)
Realized gain (loss) on investments	(9,679,061)	(17,933,556)	(80,236,091)	(90,782,560)	(417,402)	(90,836)	208,774	(1,002,849)
Change in unrealized gain (loss) on investments	25,809,410	47,498,047	106,205,805	149,784,333	427,835	267,529	(174,814)	1,661,926
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,673,840	29,586,727	23,148,429	57,123,690	9,437	173,220	32,433	654,767

Equity transactions:
Purchase payments received from contract owners (note 3)	2,391,674	2,337,834	3,774,644	5,221,864	93	-	7,270	33,318
Transfers between funds	(1,291,933)	(3,177,912)	(93,173,949)	(42,424,041)	(685,151)	(6,359)	(2,136,062)	(321,859)
Redemptions (note 3)	(19,367,464)	(20,852,738)	(16,930,243)	(15,783,210)	(17,917)	(94,642)	(130,484)	(195,594)
Annuity benefits	(66,122)	(62,558)	(1,611)	(815)	-	-	-	-
Contract maintenance charges (note 2)	(116,833)	(131,797)	(907,761)	(1,149,440)	(49)	(101)	(247)	(693)
Contingent deferred sales charges (note 2)	(25,900)	(27,635)	(254,646)	(296,831)	(414)	(1,069)	(420)	(102)
Adjustments to maintain reserves	(43,894)	36,326	6,735	286,017	(37)	(71)	(24)	(91)

Net equity transactions	(18,520,472)	(21,878,480)	(107,486,831)	(54,146,456)	(703,475)	(102,242)	(2,259,967)	(485,021)

Net change in contract owners’ equity	(2,846,632)	7,708,247	(84,338,402)	2,977,234	(694,038)	70,978	(2,227,534)	169,746
Contract owners’ equity beginning of period	147,795,662	140,087,415	283,645,650	280,668,416	694,038	623,060	2,227,534	2,057,788

Contract owners’ equity end of period	$144,949,030	147,795,662	199,307,248	283,645,650	-	694,038	-	2,227,534

CHANGES IN UNITS:
Beginning units	3,250,148	3,836,090	23,090,202	28,046,162	47,904	55,720	176,927	212,769
Units purchased	101,175	111,311	1,742,604	5,164,544	516	-	11,849	107,256
Units redeemed	(523,927)	(697,253)	(10,224,655)	(10,120,504)	(48,420)	(7,816)	(188,776)	(143,098)

Ending units	2,827,396	3,250,148	14,608,151	23,090,202	-	47,904	-	176,927

(Continued)

41

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GBF		CAF		GVGH2		GVGHS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6,866,446	10,866,468	(240,887)	(248,619)	(3,132)	(16,840)	(5,134)	(42,390)
Realized gain (loss) on investments	12,947,598	1,805,355	964,925	(448,767)	(107,257)	(69,342)	(30,704)	(760,771)
Change in unrealized gain (loss) on investments	(16,894,962)	(15,554,220)	4,820,374	9,649,201	126,131	278,625	98,729	1,386,647
Reinvested capital gains	16,973,323	8,836,233	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,892,405	5,953,836	5,544,412	8,951,815	15,742	192,443	62,891	583,486

Equity transactions:
Purchase payments received from contract owners (note 3)	21,315,574	32,982,531	803,640	804,025	-	156	41,097	138,360
Transfers between funds	(137,248,411)	(76,356,141)	(659,635)	(614,686)	(1,265,174)	(107,751)	(4,129,343)	(387,868)
Redemptions (note 3)	(55,463,393)	(67,569,894)	(5,063,332)	(4,549,491)	(15,278)	(158,789)	(254,115)	(567,066)
Annuity benefits	(26,288)	(30,879)	(10,437)	(10,385)	-	-	-	-
Contract maintenance charges (note 2)	(1,300,685)	(1,531,608)	(35,807)	(39,938)	(79)	(241)	(698)	(2,338)
Contingent deferred sales charges (note 2)	(495,013)	(603,001)	(11,000)	(12,398)	(350)	(1,743)	(578)	(2,496)
Adjustments to maintain reserves	(5,269)	146,610	1,009	(385)	(62)	(121)	(34)	(205)

Net equity transactions	(173,223,485)	(112,962,382)	(4,975,562)	(4,423,258)	(1,280,943)	(268,489)	(4,343,671)	(821,613)

Net change in contract owners’ equity	(153,331,080)	(107,008,546)	568,850	4,528,557	(1,265,201)	(76,046)	(4,280,780)	(238,127)
Contract owners’ equity beginning of period	603,359,013	710,367,559	35,624,480	31,095,923	1,265,201	1,341,247	4,280,780	4,518,907

Contract owners’ equity end of period	$450,027,933	603,359,013	36,193,330	35,624,480	-	1,265,201	-	4,280,780

CHANGES IN UNITS:
Beginning units	43,318,770	51,150,296	2,234,563	2,568,010	84,308	104,433	342,864	425,425
Units purchased	7,114,701	13,108,786	72,586	120,945	195	219	39,645	160,519
Units redeemed	(20,203,068)	(20,940,312)	(377,500)	(454,392)	(84,503)	(20,344)	(382,509)	(243,080)

Ending units	30,230,403	43,318,770	1,929,649	2,234,563	-	84,308	-	342,864

(Continued)

42

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGH6		GVIX8		GVIDA		NVDBL2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(42,402)	(179,863)	75,908	109,547	(722,254)	(2,981,824)	(357,141)	238,682
Realized gain (loss) on investments	(19,712)	(3,364,043)	(1,535,452)	(1,419,623)	(28,332,215)	(23,868,768)	314,373	34,592
Change in unrealized gain (loss) on investments	235,901	5,119,108	2,350,871	3,407,422	68,312,440	85,687,122	14,957,141	1,714,917
Reinvested capital gains	-	-	-	-	-	19,329,241	439,463	385,931

Net increase (decrease) in contract owners’ equity resulting from operations	173,787	1,575,202	891,327	2,097,346	39,257,971	78,165,771	15,353,836	2,374,122

Equity transactions:
Purchase payments received from contract owners (note 3)	517,233	1,234,322	3,994,236	2,413,222	9,328,251	8,850,569	151,250,084	44,132,605
Transfers between funds	(14,472,834)	(2,621,415)	30,412	2,080,517	(19,490,293)	(11,706,288)	52,335,534	12,346,092
Redemptions (note 3)	(334,453)	(1,260,467)	(813,937)	(1,190,985)	(60,122,627)	(42,313,980)	(3,140,532)	(256,859)
Annuity benefits	-	-	-	-	(11,856)	(10,154)	-	-
Contract maintenance charges (note 2)	(335)	(1,377)	(20,975)	(9,473)	(63,574)	(71,461)	(589,087)	(5,685)
Contingent deferred sales charges (note 2)	(5,194)	(21,253)	(6,120)	(3,321)	(421,905)	(541,548)	(63,307)	(249)
Adjustments to maintain reserves	(170)	106	57	(312)	13,821	(8,125)	(17,202)	(151)

Net equity transactions	(14,295,753)	(2,670,084)	3,183,673	3,289,648	(70,768,183)	(45,800,987)	199,775,490	56,215,753

Net change in contract owners’ equity	(14,121,966)	(1,094,882)	4,075,000	5,386,994	(31,510,212)	32,364,784	215,129,326	58,589,875
Contract owners’ equity beginning of period	14,121,966	15,216,848	11,902,303	6,515,309	373,026,666	340,661,882	58,589,875	-

Contract owners’ equity end of period	$-	14,121,966	15,977,303	11,902,303	341,516,454	373,026,666	273,719,201	58,589,875

CHANGES IN UNITS:
Beginning units	1,400,047	1,764,395	1,437,538	996,023	25,390,427	28,976,150	5,086,185	-
Units purchased	240,262	755,606	890,343	873,931	3,178,858	3,113,268	18,385,056	5,296,533
Units redeemed	(1,640,309)	(1,119,954)	(504,898)	(432,416)	(7,954,779)	(6,698,991)	(1,491,005)	(210,348)

Ending units	-	1,400,047	1,822,983	1,437,538	20,614,506	25,390,427	21,980,236	5,086,185

(Continued)

43

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVDCA2		GVIDC		GVIDM		GVDMA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(665,802)	515,466	1,939,327	603,519	3,962,847	(5,185,287)	2,092,417	(5,467,261)
Realized gain (loss) on investments	-	14,184	(1,083,406)	(2,135,252)	(5,445,074)	(8,238,065)	(23,249,284)	(24,234,809)
Change in unrealized gain (loss) on investments	32,879,135	4,854,563	12,559,582	18,290,179	201,544,115	278,674,054	168,825,643	247,531,738
Reinvested capital gains	666,586	576,469	881,635	1,321,137	-	43,913,323	-	55,805,571

Net increase (decrease) in contract owners’ equity resulting from operations	32,879,919	5,960,682	14,297,138	18,079,583	200,061,888	309,164,025	147,668,776	273,635,239

Equity transactions:
Purchase payments received from contract owners (note 3)	249,246,917	94,850,043	99,227,941	78,335,251	292,439,968	290,612,645	22,708,599	96,413,181
Transfers between funds	39,735,120	14,399,883	16,338,849	18,880,778	40,799,695	(18,667,189)	15,459,845	(37,110,674)
Redemptions (note 3)	(5,888,388)	(192,464)	(34,305,417)	(24,793,832)	(219,941,951)	(151,113,671)	(138,134,825)	(99,729,157)
Annuity benefits	-	-	(20,363)	(19,655)	(94,983)	(42,091)	(36,482)	(31,857)
Contract maintenance charges (note 2)	(1,300,339)	(23,579)	(1,361,614)	(572,316)	(5,658,321)	(2,973,755)	(4,164,559)	(3,500,933)
Contingent deferred sales charges (note 2)	(73,809)	(696)	(460,422)	(335,351)	(2,164,307)	(1,963,677)	(1,882,561)	(1,638,108)
Adjustments to maintain reserves	(31,065)	(394)	(2,566)	(2,988)	(4,384)	(24,516)	41,077	19,740

Net equity transactions	281,688,436	109,032,793	79,416,408	71,491,887	105,375,717	115,827,746	(106,008,906)	(45,577,808)

Net change in contract owners’ equity	314,568,355	114,993,475	93,713,546	89,571,470	305,437,605	424,991,771	41,659,870	228,057,431
Contract owners’ equity beginning of period	114,993,475	-	283,761,779	194,190,309	2,151,030,171	1,726,038,400	1,442,881,924	1,214,824,493

Contract owners’ equity end of period	$429,561,830	114,993,475	377,475,325	283,761,779	2,456,467,776	2,151,030,171	1,484,541,794	1,442,881,924

CHANGES IN UNITS:
Beginning units	9,516,319	-	23,544,842	17,322,335	159,101,261	149,844,350	99,614,695	102,697,193
Units purchased	24,295,246	9,688,321	15,314,617	12,053,707	36,315,923	31,163,181	9,000,819	11,939,661
Units redeemed	(1,592,477)	(172,002)	(8,891,088)	(5,831,200)	(28,718,739)	(21,906,270)	(16,376,414)	(15,022,159)

Ending units	32,219,088	9,516,319	29,968,371	23,544,842	166,698,445	159,101,261	92,239,100	99,614,695

(Continued)

44

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDMC		GVUSL		MCIF		SAM
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,181,089	(397,879)	(8,326)	(12,344)	(190,087)	(344,663)	(8,910,784)	(10,037,888)
Realized gain (loss) on investments	(1,137,506)	(4,659,856)	(1,063,613)	(1,095,850)	(2,003,839)	(4,294,187)	-	-
Change in unrealized gain (loss) on investments	40,907,646	60,421,548	1,188,044	1,815,308	21,773,133	24,206,416	-	-
Reinvested capital gains	-	8,567,242	-	-	101,280	2,214,895	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	41,951,229	63,931,055	116,105	707,114	19,680,487	21,782,461	(8,910,784)	(10,037,888)

Equity transactions:
Purchase payments received from contract owners (note 3)	98,689,063	96,514,150	72,584	151,308	7,481,742	6,848,398	345,990,936	306,399,948
Transfers between funds	15,364,742	4,879,922	(2,841,465)	(401,176)	(4,068,742)	1,861,958	(71,335,075)	(128,024,350)
Redemptions (note 3)	(52,882,248)	(44,506,000)	(187,997)	(489,840)	(12,326,854)	(9,315,166)	(309,469,725)	(355,206,069)
Annuity benefits	(112,480)	(101,172)	-	(3,504)	(8,212)	(4,503)	(145,631)	(130,883)
Contract maintenance charges (note 2)	(1,590,931)	(792,290)	(429)	(1,246)	(79,264)	(44,335)	(541,517)	(398,366)
Contingent deferred sales charges (note 2)	(625,795)	(608,151)	(651)	(1,212)	(107,494)	(69,319)	(1,240,899)	(1,867,886)
Adjustments to maintain reserves	8,320	(19,731)	25,455	(112)	1,594	(2,447)	(82,179)	(53,418)

Net equity transactions	58,850,671	55,366,728	(2,932,503)	(745,782)	(9,107,230)	(725,414)	(36,824,090)	(179,281,024)

Net change in contract owners’ equity	100,801,900	119,297,783	(2,816,398)	(38,668)	10,573,257	21,057,047	(45,734,874)	(189,318,912)
Contract owners’ equity beginning of period	598,474,063	479,176,280	2,816,398	2,855,066	88,990,555	67,933,508	612,169,054	801,487,966

Contract owners’ equity end of period	$699,275,963	598,474,063	-	2,816,398	99,563,812	88,990,555	566,434,180	612,169,054

CHANGES IN UNITS:
Beginning units	46,770,342	42,212,488	257,511	344,880	5,707,255	5,965,468	47,298,089	58,886,454
Units purchased	12,223,701	12,733,726	14,748	41,072	1,519,307	1,510,389	123,173,738	71,458,840
Units redeemed	(7,761,138)	(8,175,872)	(272,259)	(128,441)	(2,111,244)	(1,768,602)	(125,209,938)	(83,047,205)

Ending units	51,232,905	46,770,342	-	257,511	5,115,318	5,707,255	45,261,889	47,298,089

(Continued)

45

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMIG3		NVMIG6		GVDIV2		GVDIV3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(261,846)	(89,768)	(3,049,517)	(1,783,585)	3,144	2,759	64,522	62,794
Realized gain (loss) on investments	1,184,777	(135,374)	(12,445,712)	(11,054,510)	(82,171)	(216,109)	(1,215,017)	(3,666,379)
Change in unrealized gain (loss) on investments	4,159,962	6,322,921	42,786,867	84,231,085	111,040	427,220	1,453,894	5,548,736
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,082,893	6,097,779	27,291,638	71,392,990	32,013	213,870	303,399	1,945,151

Equity transactions:
Purchase payments received from contract owners (note 3)	472,509	445,197	5,220,988	5,250,614	-	102	198,701	244,051
Transfers between funds	(1,957,486)	42,413,850	(89,198,097)	4,576,132	(61,510)	(138,911)	(415,796)	(1,570,156)
Redemptions (note 3)	(6,463,827)	(2,746,691)	(15,440,948)	(12,856,665)	(117,720)	(105,450)	(981,171)	(1,487,682)
Annuity benefits	(1,436)	(473)	(1,230)	(667)	-	-	-	-
Contract maintenance charges (note 2)	(23,596)	(10,048)	(868,566)	(990,489)	(112)	(121)	(3,540)	(4,576)
Contingent deferred sales charges (note 2)	(9,533)	(6,102)	(233,070)	(243,462)	(300)	(1,332)	(1,721)	(2,257)
Adjustments to maintain reserves	14,043	(11,992)	(3,883)	106,912	(44)	(118)	948	(1,567)

Net equity transactions	(7,969,326)	40,083,741	(100,524,806)	(4,157,625)	(179,686)	(245,830)	(1,202,579)	(2,822,187)

Net change in contract owners’ equity	(2,886,433)	46,181,520	(73,233,168)	67,235,365	(147,673)	(31,960)	(899,180)	(877,036)
Contract owners’ equity beginning of period	47,623,886	1,442,366	271,015,887	203,780,522	1,032,142	1,064,102	8,573,083	9,450,119

Contract owners’ equity end of period	$44,737,453	47,623,886	197,782,719	271,015,887	884,469	1,032,142	7,673,903	8,573,083

CHANGES IN UNITS:
Beginning units	5,811,834	236,983	33,492,360	33,672,563	70,793	93,231	567,848	801,982
Units purchased	140,982	6,153,712	7,857,457	7,247,503	1,693	104	47,927	70,737
Units redeemed	(1,102,273)	(578,861)	(19,491,022)	(7,427,706)	(14,319)	(22,542)	(130,337)	(304,871)

Ending units	4,850,543	5,811,834	21,858,795	33,492,360	58,167	70,793	485,438	567,848

(Continued)

46

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDIV6		NVMLG1		NVMLG2		NVMLV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$365,359	225,485	(112,866)	(7,008)	(2,664,124)	(979,292)	(15,151)	-
Realized gain (loss) on investments	(531,169)	(124,261,973)	383,728	52,549	20,125,584	1,452,779	(87,586)	-
Change in unrealized gain (loss) on investments	3,409,451	129,977,230	260,056	447,033	(8,950,436)	32,814,686	44,478	-
Reinvested capital gains	-	-	440,757	-	5,742,403	-	129,945	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,243,641	5,940,742	971,675	492,574	14,253,427	33,288,173	71,686	-

Equity transactions:
Purchase payments received from contract owners (note 3)	9,853,945	8,996,305	241,074	54,407	4,977,544	2,615,394	80,491	-
Transfers between funds	2,829,647	(86,753,689)	8,445,684	3,195,072	(41,661,883)	133,308,953	4,340,760	-
Redemptions (note 3)	(2,641,995)	(3,956,349)	(1,207,198)	(251,512)	(11,826,752)	(4,217,360)	(657,301)	-
Annuity benefits	(1,172)	(135)	(847)	-	(635)	(113)	-	-
Contract maintenance charges (note 2)	(161,908)	(199,600)	(5,106)	(964)	(465,339)	(311,406)	(1,109)	-
Contingent deferred sales charges (note 2)	(51,740)	(59,484)	(6,922)	(1,269)	(166,754)	(79,477)	(469)	-
Adjustments to maintain reserves	(1,860)	(207,465)	6,561	(51)	2,484	20,893	1,571	-

Net equity transactions	9,824,917	(82,180,417)	7,473,246	2,995,683	(49,141,335)	131,336,884	3,763,943	-

Net change in contract owners’ equity	13,068,558	(76,239,675)	8,444,921	3,488,257	(34,887,908)	164,625,057	3,835,629	-
Contract owners’ equity beginning of period	43,540,370	119,780,045	3,519,745	31,488	165,256,237	631,180	-	-

Contract owners’ equity end of period	$56,608,928	43,540,370	11,964,666	3,519,745	130,368,329	165,256,237	3,835,629	-

CHANGES IN UNITS:
Beginning units	4,221,490	14,917,379	435,720	4,988	20,688,233	100,379	-	-
Units purchased	2,128,965	1,874,134	1,402,739	482,107	6,657,280	22,082,604	528,512	-
Units redeemed	(1,075,563)	(12,570,023)	(542,192)	(51,375)	(12,962,508)	(1,494,750)	(160,494)	-

Ending units	5,274,892	4,221,490	1,296,267	435,720	14,383,005	20,688,233	368,018	-

(Continued)

47

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMLV2		NVMMG1		NVMMG2		NVMMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(409,441)	(93,204)	(2,593,143)	(998,275)	(2,759,734)	(2,422,724)	(1,026,449)	(1,103,243)
Realized gain (loss) on investments	1,416,626	20,789	5,405,112	1,169,167	(11,158,149)	(8,125,079)	(2,783,334)	(28,914,331)
Change in unrealized gain (loss) on investments	1,538,284	4,641,851	42,024,705	23,108,328	49,733,263	44,098,043	42,034,588	83,167,865
Reinvested capital gains	1,765,438	-	-	-	-	-	13,937,980	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,310,907	4,569,436	44,836,674	23,279,220	35,815,380	33,550,240	52,162,785	53,150,291

Equity transactions:
Purchase payments received from contract owners (note 3)	5,797,548	4,069,434	2,640,074	1,128,561	4,751,018	5,399,640	6,030,212	4,840,550
Transfers between funds	(567,308)	28,279,924	(6,135,642)	184,258,383	(42,994,406)	54,869,670	(47,012,006)	125,492,177
Redemptions (note 3)	(6,009,553)	(1,440,211)	(24,900,668)	(10,636,171)	(11,884,505)	(7,741,011)	(33,354,228)	(16,416,866)
Annuity benefits	-	-	(17,607)	(6,273)	(1,547)	(550)	(323)	(264)
Contract maintenance charges (note 2)	(53,348)	(15,992)	(137,094)	(51,803)	(523,859)	(532,964)	(729,732)	(604,548)
Contingent deferred sales charges (note 2)	(75,582)	(13,482)	(18,544)	(15,464)	(176,921)	(142,911)	(199,120)	(145,719)
Adjustments to maintain reserves	(2,009)	(3,203)	12,828	42,971	(2,850)	106,925	45,067	(645,361)

Net equity transactions	(910,252)	30,876,470	(28,556,653)	174,720,204	(50,833,070)	51,958,799	(75,220,130)	112,519,969

Net change in contract owners’ equity	3,400,655	35,445,906	16,280,021	197,999,424	(15,017,690)	85,509,039	(23,057,345)	165,670,260
Contract owners’ equity beginning of period	38,825,340	3,379,434	198,515,000	515,576	168,427,154	82,918,115	334,878,454	169,208,194

Contract owners’ equity end of period	$42,225,995	38,825,340	214,795,021	198,515,000	153,409,464	168,427,154	311,821,109	334,878,454

CHANGES IN UNITS:
Beginning units	4,932,338	538,618	25,406,505	82,831	21,823,573	13,384,980	38,969,703	25,339,928
Units purchased	1,377,784	5,081,868	536,452	27,408,665	5,109,502	12,612,549	4,066,214	25,673,168
Units redeemed	(1,478,287)	(688,148)	(3,978,743)	(2,084,991)	(10,942,329)	(4,173,956)	(12,247,597)	(12,043,393)

Ending units	4,831,835	4,932,338	21,964,214	25,406,505	15,990,746	21,823,573	30,788,320	38,969,703

(Continued)

48

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCGF		SCGF2		SCVF		SCVF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(73,557)	(65,258)	(183,590)	(147,566)	(275,569)	(255,250)	(263,150)	(226,407)
Realized gain (loss) on investments	(446,556)	(513,450)	(1,095,952)	(1,457,954)	(2,652,184)	(6,879,061)	(4,865,702)	(2,835,775)
Change in unrealized gain (loss) on investments	1,735,974	1,748,706	3,840,433	3,868,968	11,264,017	14,575,750	10,430,506	8,514,583
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,215,861	1,169,998	2,560,891	2,263,448	8,336,264	7,441,439	5,301,654	5,452,401

Equity transactions:
Purchase payments received from contract owners (note 3)	184,189	226,326	1,807,923	1,327,561	796,568	1,060,529	2,027,012	1,582,546
Transfers between funds	719,513	94,852	1,277,886	(137,185)	(105,012)	(2,418,903)	(5,755,418)	4,199,882
Redemptions (note 3)	(809,174)	(683,620)	(1,042,213)	(983,942)	(5,349,948)	(5,766,650)	(2,891,660)	(1,986,353)
Annuity benefits	(1,764)	(1,453)	-	-	(7,764)	(7,105)	(251)	(202)
Contract maintenance charges (note 2)	(3,070)	(3,606)	(12,513)	(5,390)	(19,992)	(22,897)	(16,373)	(8,598)
Contingent deferred sales charges (note 2)	(5,436)	(4,233)	(10,847)	(15,120)	(11,525)	(16,753)	(44,023)	(35,358)
Adjustments to maintain reserves	75	(136)	(496)	(620)	1,886	563	9,353	(926)

Net equity transactions	84,333	(371,870)	2,019,740	185,304	(4,695,787)	(7,171,216)	(6,671,360)	3,750,991

Net change in contract owners’ equity	1,300,194	798,128	4,580,631	2,448,752	3,640,477	270,223	(1,369,706)	9,203,392
Contract owners’ equity beginning of period	5,797,455	4,999,327	11,455,239	9,006,487	36,971,356	36,701,133	26,274,503	17,071,111

Contract owners’ equity end of period	$7,097,649	5,797,455	16,035,870	11,455,239	40,611,833	36,971,356	24,904,797	26,274,503

CHANGES IN UNITS:
Beginning units	1,069,631	1,159,659	983,361	968,639	2,126,736	2,629,323	1,573,837	1,254,598
Units purchased	349,841	230,318	428,200	302,320	174,827	179,120	430,716	737,314
Units redeemed	(360,943)	(320,346)	(291,002)	(287,598)	(431,657)	(681,707)	(820,372)	(418,075)

Ending units	1,058,529	1,069,631	1,120,559	983,361	1,869,906	2,126,736	1,184,181	1,573,837

(Continued)

49

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCF		SCF2		MSBF		NVSTB2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(879,486)	(810,662)	(614,243)	(507,738)	4,672,818	5,120,254	(238,130)	281,722
Realized gain (loss) on investments	(7,211,594)	(10,059,363)	(3,986,958)	(42,981,547)	(1,231,851)	(3,174,720)	795,813	205,956
Change in unrealized gain (loss) on investments	25,989,387	32,766,156	13,852,684	52,465,466	3,774,161	9,790,510	(125,786)	767,682
Reinvested capital gains	-	-	-	-	-	-	141,285	230,664

Net increase (decrease) in contract owners’ equity resulting from operations	17,898,307	21,896,131	9,251,483	8,976,181	7,215,128	11,736,044	573,182	1,486,024

Equity transactions:
Purchase payments received from contract owners (note 3)	1,396,062	1,753,715	2,900,600	3,610,529	26,524,405	10,666,411	8,162,794	15,679,382
Transfers between funds	(3,109,420)	(3,782,633)	(2,506,445)	(27,561,474)	8,702,312	8,885,948	(3,009,730)	48,375,379
Redemptions (note 3)	(12,044,570)	(11,056,796)	(3,983,918)	(3,529,629)	(7,898,014)	(6,373,222)	(5,835,955)	(4,995,336)
Annuity benefits	(17,442)	(13,824)	(9,277)	(5,230)	(5,125)	(4,591)	(15,379)	(13,213)
Contract maintenance charges (note 2)	(46,573)	(51,600)	(43,849)	(30,979)	(164,513)	(62,661)	(228,924)	(85,949)
Contingent deferred sales charges (note 2)	(20,779)	(24,926)	(41,951)	(50,035)	(57,933)	(47,012)	(95,847)	(44,702)
Adjustments to maintain reserves	31,076	998	7,617	(179,004)	(679)	(1,040)	(424)	(5,959)

Net equity transactions	(13,811,646)	(13,175,066)	(3,677,223)	(27,745,822)	27,100,453	13,063,833	(1,023,465)	58,909,602

Net change in contract owners’ equity	4,086,661	8,721,065	5,574,260	(18,769,641)	34,315,581	24,799,877	(450,283)	60,395,626
Contract owners’ equity beginning of period	85,819,625	77,098,560	42,939,694	61,709,335	75,089,520	50,289,643	76,349,532	15,953,906

Contract owners’ equity end of period	$89,906,286	85,819,625	48,513,954	42,939,694	109,405,101	75,089,520	75,899,249	76,349,532

CHANGES IN UNITS:
Beginning units	2,862,552	3,418,854	2,565,425	4,915,642	5,998,819	4,888,835	7,363,311	1,618,282
Units purchased	96,063	160,135	421,885	662,365	4,266,332	3,037,805	2,238,464	7,625,908
Units redeemed	(534,387)	(716,437)	(632,932)	(3,012,582)	(2,210,113)	(1,927,821)	(2,336,838)	(1,880,879)

Ending units	2,424,228	2,862,552	2,354,378	2,565,425	8,055,038	5,998,819	7,264,937	7,363,311

(Continued)

50

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GGTC		GGTC2		GGTC3		GGTC6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(689)	(1,932)	(3,519)	(9,307)	(21,276)	(50,639)	(75,337)	(141,378)
Realized gain (loss) on investments	9,952	(7,364)	(60,911)	(70,350)	1,214,804	(1,141,728)	2,044,593	(2,422,623)
Change in unrealized gain (loss) on investments	(6,131)	71,933	80,698	342,305	(1,134,325)	2,800,319	(1,591,794)	6,279,749
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,132	62,637	16,268	262,648	59,203	1,607,952	377,462	3,715,748

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(1)	76,162	235,413	848,953	1,369,305
Transfers between funds	(153,525)	(7,668)	(749,470)	(31,794)	(5,205,603)	1,717,498	(15,591,624)	5,910,132
Redemptions (note 3)	(23,150)	(16,379)	(9,483)	(79,254)	(451,264)	(430,584)	(506,101)	(776,148)
Annuity benefits	-	-	-	-	(283)	(957)	-	-
Contract maintenance charges (note 2)	(195)	(390)	(79)	(246)	(743)	(2,068)	(547)	(1,096)
Contingent deferred sales charges (note 2)	-	(1)	(196)	(1,479)	(852)	(3,115)	(5,530)	(9,397)
Adjustments to maintain reserves	(16)	(50)	(30)	(197)	(4,950)	(58)	(79)	(548)

Net equity transactions	(176,886)	(24,488)	(759,258)	(112,971)	(5,587,533)	1,516,129	(15,254,928)	6,492,248

Net change in contract owners’ equity	(173,754)	38,149	(742,990)	149,677	(5,528,330)	3,124,081	(14,877,466)	10,207,996
Contract owners’ equity beginning of period	173,754	135,605	742,990	593,313	5,528,330	2,404,249	14,877,466	4,669,470

Contract owners’ equity end of period	$-	173,754	-	742,990	-	5,528,330	-	14,877,466

CHANGES IN UNITS:
Beginning units	59,032	69,320	49,650	59,489	503,843	328,516	1,441,431	677,283
Units purchased	-	-	205	-	68,228	383,539	211,583	1,265,448
Units redeemed	(59,032)	(10,288)	(49,855)	(9,839)	(572,071)	(208,212)	(1,653,014)	(501,300)

Ending units	-	59,032	-	49,650	-	503,843	-	1,441,431

(Continued)

51

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVUG2		GVUGL		NVOLG1		NVOLG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(77,131)	(218,450)	(10,085)	(32,612)	(319,352)	(650)	(313,908)	(5,251)
Realized gain (loss) on investments	(2,328,913)	(2,984,177)	(555,337)	(970,740)	22,550	5,718	613,954	1,627
Change in unrealized gain (loss) on investments	3,037,621	6,234,180	670,829	1,488,522	1,370,722	19,440	1,017,862	106,301
Reinvested capital gains	-	-	-	-	116,357	9,860	100,130	25,634

Net increase (decrease) in contract owners’ equity resulting from operations	631,577	3,031,553	105,407	485,170	1,190,277	34,368	1,418,038	128,311

Equity transactions:
Purchase payments received from contract owners (note 3)	385,719	1,410,916	47,141	117,302	455,714	1,721	3,879,454	1,036,588
Transfers between funds	(15,146,786)	(1,331,849)	(2,406,440)	(405,055)	425,114,127	576,193	295,425,863	486,223
Redemptions (note 3)	(456,967)	(1,304,545)	(186,641)	(559,750)	(4,725,457)	(14,126)	(2,439,481)	(13,989)
Annuity benefits	-	-	(141)	(453)	(1,271)	-	(222)	-
Contract maintenance charges (note 2)	(6,134)	(7,818)	(527)	(1,659)	(12,016)	(14)	(19,656)	(180)
Contingent deferred sales charges (note 2)	(3,927)	(21,038)	(135)	(3,158)	(6,518)	-	(25,473)	(806)
Adjustments to maintain reserves	(150)	(624)	(1,406)	(68)	175,453	-	(127,342)	(33)

Net equity transactions	(15,228,245)	(1,254,958)	(2,548,149)	(852,841)	421,000,032	563,774	296,693,143	1,507,803

Net change in contract owners’ equity	(14,596,668)	1,776,595	(2,442,742)	(367,671)	422,190,309	598,142	298,111,181	1,636,114
Contract owners’ equity beginning of period	14,596,668	12,820,073	2,442,742	2,810,413	598,142	-	1,636,114	-

Contract owners’ equity end of period	$-	14,596,668	-	2,442,742	422,788,451	598,142	299,747,295	1,636,114

CHANGES IN UNITS:
Beginning units	964,339	1,047,552	188,997	270,231	46,211	-	126,715	-
Units purchased	57,652	304,431	6,775	31,885	31,041,956	49,010	22,312,953	129,675
Units redeemed	(1,021,991)	(387,644)	(195,772)	(113,119)	(703,681)	(2,799)	(699,709)	(2,960)

Ending units	-	964,339	-	188,997	30,384,486	46,211	21,739,959	126,715

(Continued)

52

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVTIV3		EIF2		NVRE1		NVRE2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$197,415	(1,648,673)	(569,076)	(570,015)	372,744	199,385	99,785	89,675
Realized gain (loss) on investments	23,326,986	3,445,315	(8,484,501)	(40,893,495)	3,034,529	(69,898)	2,312,063	(154,468)
Change in unrealized gain (loss) on investments	(44,174,253)	57,933,012	24,057,433	60,015,533	7,676,131	9,105,111	6,600,077	8,274,525
Reinvested capital gains	31,669,310	530,532	-	-	5,350,740	195,773	5,130,076	165,020

Net increase (decrease) in contract owners’ equity resulting from operations	11,019,458	60,260,186	15,003,856	18,552,023	16,434,144	9,430,371	14,142,001	8,374,752
Equity transactions:
Purchase payments received from contract owners (note 3)	26,754,151	13,108,600	13,858,024	9,172,596	1,335,104	884,803	3,898,081	2,257,172
Transfers between funds	(108,808,506)	252,916,536	21,647,907	(20,957,790)	557,039	53,822,228	4,172,102	40,568,817
Redemptions (note 3)	(17,084,056)	(7,524,221)	(9,728,870)	(7,213,997)	(8,911,500)	(3,673,530)	(5,620,139)	(1,694,404)
Annuity benefits	(1,006)	(342)	(7,626)	(4,138)	(1,183)	(523)	-	-
Contract maintenance charges (note 2)	(1,095,186)	(629,450)	(405,793)	(271,313)	(31,428)	(11,034)	(8,502)	(2,944)
Contingent deferred sales charges (note 2)	(269,261)	(151,389)	(126,942)	(95,496)	(17,417)	(7,478)	(70,055)	(21,447)
Adjustments to maintain reserves	2,913	10,444	(2,073)	32,377	2,769	(6,092)	204	(5,402)
Net equity transactions	(100,500,951)	257,730,178	25,234,627	(19,337,761)	(7,066,616)	51,008,374	2,371,691	41,101,792
Net change in contract owners’ equity	(89,481,493)	317,990,364	40,238,483	(785,738)	9,367,528	60,438,745	16,513,692	49,476,544
Contract owners’ equity beginning of period	317,990,364	-	85,183,266	85,969,004	61,258,496	819,751	51,256,307	1,779,763

Contract owners’ equity end of period	$228,508,871	317,990,364	125,421,749	85,183,266	70,626,024	61,258,496	67,769,999	51,256,307

CHANGES IN UNITS:
Beginning units	24,685,147	-	6,274,173	8,010,536	8,476,274	146,484	7,149,290	319,169
Units purchased	4,700,709	26,923,342	5,368,354	3,531,170	1,320,083	9,503,135	2,495,391	7,699,110
Units redeemed	(12,414,665)	(2,238,195)	(3,478,942)	(5,267,533)	(2,189,100)	(1,173,345)	(2,249,130)	(868,989)

Ending units	16,971,191	24,685,147	8,163,585	6,274,173	7,607,257	8,476,274	7,395,551	7,149,290

(Continued)

53

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMTB		PMVFAD		PMVLAD		AVBV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$7,600,716	15,368,384	(27,682)	5,057	(303,815)	522,418	(122)	(234,427)
Realized gain (loss) on investments	(12,374,159)	(25,869,568)	238,768	267,920	638,544	67,791	717	(20,552,126)
Change in unrealized gain (loss) on investments	13,669,559	41,225,297	939,618	(259,254)	5,115,871	(2,291,654)	(175)	27,703,473
Reinvested capital gains	-	-	141,853	96,384	660,860	6,691,974	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,896,116	30,724,113	1,292,557	110,107	6,111,460	4,990,529	420	6,916,920

Equity transactions:
Purchase payments received from contract owners (note 3)	13,480,933	12,142,456	5,563,155	3,054,536	50,786,258	18,935,893	(168)	410,097
Transfers between funds	(61,267,802)	(107,449,358)	4,982,988	4,015,655	8,823,015	133,318,248	(4,729)	(26,975,706)
Redemptions (note 3)	(22,212,629)	(27,353,558)	(1,324,483)	(127,679)	(14,009,708)	(3,929,404)	5,141	(1,525,336)
Annuity benefits	(110,652)	(105,435)	-	-	(543)	(180)	(4,784)	(3,430)
Contract maintenance charges (note 2)	(622,650)	(792,369)	(1,201)	(251)	(591,612)	(223,873)	(1)	(7,026)
Contingent deferred sales charges (note 2)	(212,614)	(438,151)	(8,038)	(104)	(187,479)	(55,923)	-	(18,349)
Adjustments to maintain reserves	(1,486)	(58,456)	344	(855)	3,267	(7,352)	164	1,695

Net equity transactions	(70,946,900)	(124,054,871)	9,212,765	6,941,302	44,823,198	148,037,409	(4,377)	(28,118,055)

Net change in contract owners’ equity	(62,050,784)	(93,330,758)	10,505,322	7,051,409	50,934,658	153,027,938	(3,957)	(21,201,135)
Contract owners’ equity beginning of period	262,596,744	355,927,502	7,051,409	-	153,027,938	-	12,751	21,213,886

Contract owners’ equity end of period	$200,545,960	262,596,744	17,556,731	7,051,409	203,962,596	153,027,938	8,794	12,751

CHANGES IN UNITS:
Beginning units	24,900,539	38,156,662	649,344	-	14,013,653	-	-	2,569,381
Units purchased	4,353,798	7,473,530	1,621,274	1,118,523	11,267,961	15,001,314	6	775,808
Units redeemed	(11,215,718)	(20,729,653)	(770,046)	(469,179)	(7,239,255)	(987,661)	(6)	(3,345,189)

Ending units	18,038,619	24,900,539	1,500,572	649,344	18,042,359	14,013,653	-	-

(Continued)

54

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVCA2		AVCD2		ALVGIB		ALVSVB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(83,421)	(100,915)	(332,638)	(264,531)	(126,864)	170,225	(436,563)	(117,548)
Realized gain (loss) on investments	(440,367)	(645,614)	(2,174,243)	(2,615,542)	(910,604)	(1,426,904)	(11,190)	(3,399,584)
Change in unrealized gain (loss) on investments	1,408,817	1,982,553	5,734,180	8,246,231	1,849,385	2,686,885	7,556,809	8,029,882
Reinvested capital gains	-	-	-	-	-	-	-	578,687

Net increase (decrease) in contract owners’ equity resulting from operations	885,029	1,236,024	3,227,299	5,366,158	811,917	1,430,206	7,109,056	5,091,437

Equity transactions:
Purchase payments received from contract owners (note 3)	98,420	228,424	3,153,675	3,026,379	87,678	242,776	12,131,497	6,100,315
Transfers between funds	(467,154)	(515,751)	(730,703)	(483,498)	(836,866)	(813,001)	8,251,873	(907,961)
Redemptions (note 3)	(826,371)	(836,042)	(2,013,879)	(1,242,572)	(1,039,266)	(1,099,031)	(2,612,695)	(1,060,791)
Annuity benefits	(1,179)	(1,054)	-	-	-	-	(1,271)	(1,053)
Contract maintenance charges (note 2)	(2,656)	(2,991)	(40,587)	(18,226)	(869)	(1,071)	(70,164)	(14,028)
Contingent deferred sales charges (note 2)	(8,629)	(10,639)	(23,657)	(20,477)	(5,123)	(11,520)	(27,242)	(9,085)
Adjustments to maintain reserves	(463)	(452)	(1,336)	(930)	55	(481)	(9,765)	(389)

Net equity transactions	(1,208,032)	(1,138,505)	343,513	1,260,676	(1,794,391)	(1,682,328)	17,662,233	4,107,008

Net change in contract owners’ equity	(323,003)	97,519	3,570,812	6,626,834	(982,474)	(252,122)	24,771,289	9,198,445
Contract owners’ equity beginning of period	7,754,043	7,656,524	19,440,268	12,813,434	9,115,377	9,367,499	21,043,779	11,845,334

Contract owners’ equity end of period	$7,431,040	7,754,043	23,011,080	19,440,268	8,132,903	9,115,377	45,815,068	21,043,779

CHANGES IN UNITS:
Beginning units	687,506	804,764	1,278,768	1,176,724	733,419	891,778	1,172,611	934,857
Units purchased	99,289	111,391	383,994	436,569	90,498	55,438	1,669,451	983,740
Units redeemed	(207,608)	(228,649)	(364,762)	(334,525)	(238,264)	(213,797)	(781,063)	(745,986)

Ending units	579,187	687,506	1,298,000	1,278,768	585,653	733,419	2,060,999	1,172,611

(Continued)

55

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	CHSMM		ACVB		ACVCA		ACVIG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(142,892)	(191,242)	202,583	1,616,504	(1,399)	50,422	25,782	539,360
Realized gain (loss) on investments	-	-	233,150	(2,212,965)	5,489	4,551,873	(625,517)	(1,165,437)
Change in unrealized gain (loss) on investments	-	-	3,209,906	5,655,141	23,507	8,972,785	2,361,543	2,933,568
Reinvested capital gains	5,376	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(137,516)	(191,242)	3,645,639	5,058,680	27,597	13,575,080	1,761,808	2,307,491

Equity transactions:
Purchase payments received from contract owners (note 3)	2,533,244	4,385,177	849,573	687,329	(147)	671,313	364,573	425,211
Transfers between funds	(4,086,369)	(7,742,722)	(880,259)	(755,632)	152	(78,119,518)	(548,699)	(648,492)
Redemptions (note 3)	(1,576,519)	(5,069,072)	(6,366,224)	(7,896,741)	9,914	(6,489,214)	(2,223,202)	(2,747,404)
Annuity benefits	(28,854)	(30,144)	(23,423)	(19,393)	(21,470)	(17,449)	(5,619)	(4,914)
Contract maintenance charges (note 2)	(909)	(943)	(23,328)	(28,044)	(169)	(42,119)	(10,117)	(12,060)
Contingent deferred sales charges (note 2)	-	-	(6,159)	(15,661)	(13)	(8,626)	(9,121)	(8,056)
Adjustments to maintain reserves	12	(82)	1,715	10,348	2,439	(715)	155	(554)

Net equity transactions	(3,159,395)	(8,457,786)	(6,448,105)	(8,017,794)	(9,294)	(84,006,328)	(2,432,030)	(2,996,269)

Net change in contract owners’ equity	(3,296,911)	(8,649,028)	(2,802,466)	(2,959,114)	18,303	(70,431,248)	(670,222)	(688,778)
Contract owners’ equity beginning of period	17,177,651	25,826,679	40,476,411	43,435,525	107,547	70,538,795	15,784,863	16,473,641

Contract owners’ equity end of period	$13,880,740	17,177,651	37,673,945	40,476,411	125,850	107,547	15,114,641	15,784,863

CHANGES IN UNITS:
Beginning units	1,588,787	2,367,841	1,885,279	2,314,333	-	2,882,462	1,564,365	1,902,498
Units purchased	445,069	629,697	67,047	104,674	201	77,568	76,074	122,354
Units redeemed	(733,384)	(1,408,751)	(360,636)	(533,728)	(4)	(2,960,030)	(310,256)	(460,487)

Ending units	1,300,472	1,588,787	1,591,690	1,885,279	197	-	1,330,183	1,564,365

(Continued)

56

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVIG2		ACVIP2		ACVI		ACVI2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(14,135)	176,028	171,551	285,123	344	350,396	-	17,782
Realized gain (loss) on investments	(338,254)	(572,077)	701,064	(202,624)	1,450	(9,145)	-	(106,214)
Change in unrealized gain (loss) on investments	1,029,127	1,228,206	4,545,535	11,207,481	984	3,849,929	-	318,636
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	676,738	832,157	5,418,150	11,289,980	2,778	4,191,180	-	230,204

Equity transactions:
Purchase payments received from contract owners (note 3)	142,309	122,695	37,011,430	29,026,252	27	(1,394)	-	(1,643)
Transfers between funds	(352,918)	(439,864)	4,695,972	6,687,516	(36)	(28,438,546)	-	(1,679,249)
Redemptions (note 3)	(917,703)	(691,657)	(14,410,969)	(15,901,690)	(204)	(2,198,676)	8	(170,082)
Annuity benefits	-	-	(18,454)	(18,530)	(10,931)	(9,698)	-	-
Contract maintenance charges (note 2)	(1,012)	(1,238)	(294,719)	(99,207)	30	(11,256)	(8)	(172)
Contingent deferred sales charges (note 2)	(4,654)	(7,655)	(133,780)	(161,053)	248	(2,320)	-	(3,420)
Adjustments to maintain reserves	(130)	(415)	33,101	(21,716)	1,207	(159)	-	(40)

Net equity transactions	(1,134,108)	(1,018,134)	26,882,581	19,511,572	(9,659)	(30,662,049)	-	(1,854,606)

Net change in contract owners’ equity	(457,370)	(185,977)	32,300,731	30,801,552	(6,881)	(26,470,869)	-	(1,624,402)
Contract owners’ equity beginning of period	6,339,742	6,525,719	151,822,270	121,020,718	34,807	26,505,676	-	1,624,402

Contract owners’ equity end of period	$5,882,372	6,339,742	184,123,001	151,822,270	27,926	34,807	-	-

CHANGES IN UNITS:
Beginning units	503,648	602,251	12,382,367	10,709,237	-	1,852,745	-	128,519
Units purchased	73,784	39,610	6,054,243	6,663,755	-	1	-	1,880
Units redeemed	(163,486)	(138,213)	(3,931,184)	(4,990,625)	-	(1,852,746)	-	(130,399)

Ending units	413,946	503,648	14,505,426	12,382,367	-	-	-	-

(Continued)

57

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVI3		ACVI4		ACVMV1		ACVMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$4	203,988	-	97,651	56,210	112,896	269,876	514,738
Realized gain (loss) on investments	23	(2,231,080)	-	(5,595,137)	98,575	(943,068)	(25,351)	(3,319,997)
Change in unrealized gain (loss) on investments	2	4,460,584	-	6,920,566	802,531	1,832,781	7,656,068	10,421,729
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29	2,433,492	-	1,423,080	957,316	1,002,609	7,900,593	7,616,470

Equity transactions:
Purchase payments received from contract owners (note 3)	(80)	490,575	-	112,832	243,156	182,296	11,008,049	7,893,643
Transfers between funds	78	(16,792,113)	-	(10,153,729)	915,161	364,378	7,229,176	(4,075,724)
Redemptions (note 3)	(496)	(1,497,357)	-	(503,635)	(810,082)	(584,248)	(2,986,917)	(2,578,139)
Annuity benefits	(126)	(389)	-	-	(589)	(475)	(78)	(64)
Contract maintenance charges (note 2)	1	(5,154)	-	(5,573)	(2,172)	(2,057)	(95,336)	(33,898)
Contingent deferred sales charges (note 2)	497	(9,555)	-	(6,329)	(2,397)	(1,684)	(58,160)	(33,262)
Adjustments to maintain reserves	33	(393)	-	(99)	360	(1,050)	10,578	(740)

Net equity transactions	(93)	(17,814,386)	-	(10,556,533)	343,437	(42,840)	15,107,312	1,171,816

Net change in contract owners’ equity	(64)	(15,380,894)	-	(9,133,453)	1,300,753	959,769	23,007,905	8,788,286
Contract owners’ equity beginning of period	356	15,381,250	-	9,133,453	5,472,376	4,512,607	36,485,845	27,697,559

Contract owners’ equity end of period	$292	356	-	-	6,773,129	5,472,376	59,493,750	36,485,845

CHANGES IN UNITS:
Beginning units	-	1,568,771	-	943,918	535,378	566,200	3,038,070	2,949,866
Units purchased	8	96,761	-	84,830	333,263	305,302	2,579,927	1,911,374
Units redeemed	(8)	(1,665,532)	-	(1,028,748)	(305,579)	(336,124)	(1,377,366)	(1,823,170)

Ending units	-	-	-	-	563,062	535,378	4,240,631	3,038,070

(Continued)

58

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVU1		ACVU2		ACVV		ACVV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(9,703)	(119)	(66,189)	151,247	2,586,337	(51,345)	2,632,003
Realized gain (loss) on investments	-	(945,133)	895	(4,034,923)	(15,631,317)	(11,135,716)	(13,226,299)	(10,840,268)
Change in unrealized gain (loss) on investments	-	1,249,487	593	5,190,116	20,600,805	17,564,038	19,807,264	19,372,709
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	294,651	1,369	1,089,004	5,120,735	9,014,659	6,529,620	11,164,444

Equity transactions:
Purchase payments received from contract owners (note 3)	-	58,184	500	87,731	1,060,169	1,544,112	862,696	6,366,984
Transfers between funds	-	(2,001,353)	(21)	(8,487,920)	(57,665,014)	(4,659,121)	(77,779,176)	(8,025,228)
Redemptions (note 3)	-	(195,066)	(479)	(543,515)	(8,235,856)	(9,430,977)	(5,762,181)	(5,348,599)
Annuity benefits	-	-	(4,996)	(3,825)	(4,613)	(25,963)	(5,499)	(5,180)
Contract maintenance charges (note 2)	-	(945)	-	(1,276)	(26,642)	(33,770)	(98,187)	(71,058)
Contingent deferred sales charges (note 2)	-	(2,471)	-	(9,569)	(15,156)	(27,418)	(69,597)	(65,413)
Adjustments to maintain reserves	-	(4)	154	302	(16,487)	(542)	(8,382)	(2,130)

Net equity transactions	-	(2,141,655)	(4,842)	(8,958,072)	(64,903,599)	(12,633,679)	(82,860,326)	(7,150,624)

Net change in contract owners’ equity	-	(1,847,004)	(3,473)	(7,869,068)	(59,782,864)	(3,619,020)	(76,330,706)	4,013,820
Contract owners’ equity beginning of period	-	1,847,004	13,729	7,882,797	59,782,864	63,401,884	76,330,706	72,316,886

Contract owners’ equity end of period	$-	-	10,256	13,729	-	59,782,864	-	76,330,706

CHANGES IN UNITS:
Beginning units	-	259,464	-	868,516	3,000,711	3,763,741	5,307,560	5,916,904
Units purchased	7	37,922	37	37,609	129,744	257,189	429,881	1,209,254
Units redeemed	(7)	(297,386)	(37)	(906,125)	(3,130,455)	(1,020,219)	(5,737,441)	(1,818,598)

Ending units	-	-	-	-	-	3,000,711	-	5,307,560

(Continued)

59

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVVS1		ACVVS2		DVSCS		DSIF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(101)	(27,942)	(1)	(122,171)	(621,818)	356,791	1,081,316	1,700,496
Realized gain (loss) on investments	564	(2,967,805)	(40)	(9,420,126)	(11,286,627)	(6,783,770)	6,057,062	(2,732,992)
Change in unrealized gain (loss) on investments	1,137	3,303,758	-	10,407,868	26,527,117	8,152,379	22,351,997	37,276,545
Reinvested capital gains	-	-	-	-	-	5,995,719	-	14,946,956

Net increase (decrease) in contract owners’ equity resulting from operations	1,600	308,011	(41)	865,571	14,618,672	7,721,119	29,490,375	51,191,005

Equity transactions:
Purchase payments received from contract owners (note 3)	(3)	96,084	(317)	121,082	4,960,112	5,162,353	4,682,210	5,273,315
Transfers between funds	3	(3,768,080)	1,551	(12,924,234)	21,430,252	(2,313,592)	(5,629,042)	(6,693,029)
Redemptions (note 3)	-	(366,044)	(1,188)	(567,821)	(5,826,069)	(3,636,181)	(36,103,811)	(36,443,730)
Annuity benefits	(1,673)	(1,743)	-	-	(4,897)	(4,012)	(79,729)	(99,738)
Contract maintenance charges (note 2)	-	(1,157)	(5)	(7,869)	(102,963)	(19,090)	(158,962)	(179,897)
Contingent deferred sales charges (note 2)	-	(1,331)	-	(7,916)	(71,996)	(36,421)	(59,608)	(86,795)
Adjustments to maintain reserves	(1,688)	81	-	(1,910)	(521)	(75)	13,293	(2,921)

Net equity transactions	(3,361)	(4,042,190)	41	(13,388,668)	20,383,918	(847,018)	(37,335,649)	(38,232,795)

Net change in contract owners’ equity	(1,761)	(3,734,179)	-	(12,523,097)	35,002,590	6,874,101	(7,845,274)	12,958,210
Contract owners’ equity beginning of period	9,717	3,743,896	-	12,523,097	41,704,730	34,830,629	252,414,718	239,456,508

Contract owners’ equity end of period	$7,956	9,717	-	-	76,707,320	41,704,730	244,569,444	252,414,718

CHANGES IN UNITS:
Beginning units	-	560,487	-	1,499,857	2,741,931	2,849,922	10,005,487	11,829,308
Units purchased	3	71,109	274	225,386	2,941,522	1,074,035	443,657	638,747
Units redeemed	(3)	(631,596)	(274)	(1,725,243)	(1,727,560)	(1,182,026)	(1,892,585)	(2,462,568)

Ending units	-	-	-	-	3,955,893	2,741,931	8,556,559	10,005,487

(Continued)

60

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DSIFS		DSRG		DCAP		DCAPS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$79,260	247,356	(191,862)	(139,377)	215,172	327,763	22,064	99,097
Realized gain (loss) on investments	(871,161)	(2,976,952)	(774,588)	(3,369,538)	(209,369)	(701,338)	(281,883)	(1,271,428)
Change in unrealized gain (loss) on investments	13,240,912	15,639,657	6,371,680	14,809,941	3,312,741	3,053,834	4,370,941	3,564,180
Reinvested capital gains	-	4,719,219	-	-	-	1,888,385	-	1,333,884

Net increase (decrease) in contract owners’ equity resulting from operations	12,449,011	17,629,280	5,405,230	11,301,026	3,318,544	4,568,644	4,111,122	3,725,733

Equity transactions:
Purchase payments received from contract owners (note 3)	14,966,916	9,962,850	814,615	1,056,220	548,958	547,589	9,263,113	4,671,011
Transfers between funds	(1,227,796)	(234,526)	(804,704)	(699,154)	1,831,544	(854,347)	4,452,593	(1,592,282)
Redemptions (note 3)	(9,195,424)	(8,413,768)	(5,385,669)	(5,115,033)	(3,760,133)	(3,609,451)	(2,154,277)	(1,827,265)
Annuity benefits	(38,333)	(32,498)	(2,372)	(2,639)	(5,330)	(4,242)	(9,617)	(8,861)
Contract maintenance charges (note 2)	(82,378)	(33,888)	(42,148)	(46,365)	(14,828)	(16,853)	(58,217)	(14,120)
Contingent deferred sales charges (note 2)	(107,672)	(103,370)	(10,435)	(13,983)	(9,999)	(11,334)	(25,734)	(23,550)
Adjustments to maintain reserves	(993)	(2,195)	1,697	(287)	2,418	2,438	722	(1,375)

Net equity transactions	4,314,320	1,142,605	(5,429,016)	(4,821,241)	(1,407,370)	(3,946,200)	11,468,583	1,203,558

Net change in contract owners’ equity	16,763,331	18,771,885	(23,786)	6,479,785	1,911,174	622,444	15,579,705	4,929,291
Contract owners’ equity beginning of period	92,482,437	73,710,552	45,117,970	38,638,185	25,848,176	25,225,732	23,427,337	18,498,046

Contract owners’ equity end of period	$109,245,768	92,482,437	45,094,184	45,117,970	27,759,350	25,848,176	39,007,042	23,427,337

CHANGES IN UNITS:
Beginning units	7,000,385	6,903,789	2,105,786	2,380,596	1,906,125	2,251,894	1,768,979	1,678,407
Units purchased	2,133,320	2,167,187	49,938	85,728	306,768	250,357	1,307,071	708,681
Units redeemed	(1,780,689)	(2,070,591)	(297,429)	(360,538)	(414,117)	(596,126)	(468,261)	(618,109)

Ending units	7,353,016	7,000,385	1,858,295	2,105,786	1,798,776	1,906,125	2,607,789	1,768,979

(Continued)

61

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DVDLS		DGI		FCA2S		FALFS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(10,271)	(1,675)	(20,322)	(1,925)	(19,881)	(12,783)	12,998	5,646
Realized gain (loss) on investments	(246,444)	(312,921)	197,362	(505,313)	38,153	(83,452)	(376,860)	(342,280)
Change in unrealized gain (loss) on investments	651,736	585,449	2,119,622	3,764,193	191,867	257,704	395,018	455,714
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	395,021	270,853	2,296,662	3,256,955	210,139	161,469	31,156	119,080

Equity transactions:
Purchase payments received from contract owners (note 3)	26,374	8,279	374,430	412,574	11,267	31,930	18,910	22,124
Transfers between funds	311,159	5,547	192,437	(437,048)	795,984	(166,484)	(947,870)	(17,407)
Redemptions (note 3)	(157,176)	(130,889)	(2,379,876)	(2,404,748)	(424,554)	(289,466)	(26,296)	(96,604)
Annuity benefits	(122)	(96)	(920)	(757)	-	-	-	-
Contract maintenance charges (note 2)	(363)	(366)	(10,993)	(12,311)	(433)	(360)	(47)	(230)
Contingent deferred sales charges (note 2)	(1,761)	(2,006)	(5,807)	(7,805)	(5,307)	(5,652)	(185)	(2,844)
Adjustments to maintain reserves	(128)	(107)	392	(174)	(129)	(172)	1	(82)

Net equity transactions	177,983	(119,638)	(1,830,337)	(2,450,269)	376,828	(430,204)	(955,487)	(95,043)

Net change in contract owners’ equity	573,004	151,215	466,325	806,686	586,967	(268,735)	(924,331)	24,037
Contract owners’ equity beginning of period	1,383,243	1,232,028	14,900,160	14,093,474	1,702,974	1,971,709	924,331	900,294

Contract owners’ equity end of period	$1,956,247	1,383,243	15,366,485	14,900,160	2,289,941	1,702,974	-	924,331

CHANGES IN UNITS:
Beginning units	130,684	145,489	1,288,723	1,549,201	134,046	173,986	86,156	95,239
Units purchased	52,455	15,635	79,458	73,374	90,789	21,135	1,741	17,076
Units redeemed	(36,506)	(30,440)	(232,694)	(333,852)	(65,656)	(61,075)	(87,897)	(26,159)

Ending units	146,633	130,684	1,135,487	1,288,723	159,179	134,046	-	86,156

(Continued)

62

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVMOS		FQB		FQBS		FC2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$176,562	(2,254)	475,406	649,092	1,732,004	2,338,098	(3,168,300)	(898,309)
Realized gain (loss) on investments	(378,818)	(266,274)	133,379	(230,073)	102,628	(1,124,820)	(69,631,655)	(25,070,556)
Change in unrealized gain (loss) on investments	259,775	2,896	295,834	1,713,072	1,639,326	7,035,508	100,383,820	85,069,691
Reinvested capital gains	-	141,524	-	-	-	-	23	56,790

Net increase (decrease) in contract owners’ equity resulting from operations	57,519	(124,108)	904,619	2,132,091	3,473,958	8,248,786	27,583,888	59,157,616

Equity transactions:
Purchase payments received from contract owners (note 3)	33,933	339,875	310,910	236,706	854,504	785,805	3,115,459	4,233,973
Transfers between funds	(7,011,235)	(698,208)	1,131,048	1,174,874	(335,841)	2,266,645	(240,940,134)	(13,251,234)
Redemptions (note 3)	(329,878)	(1,207,853)	(2,407,565)	(2,281,306)	(6,715,398)	(5,676,163)	(20,895,346)	(20,224,818)
Annuity benefits	-	-	(224)	(618)	-	-	(25,254)	(13,242)
Contract maintenance charges (note 2)	(207)	(1,743)	(5,689)	(6,382)	(15,285)	(15,807)	(69,115)	(75,834)
Contingent deferred sales charges (note 2)	(555)	(8,812)	(3,388)	(7,576)	(89,961)	(74,155)	(232,230)	(263,909)
Adjustments to maintain reserves	(14)	252	(234)	(201)	(643)	(418)	(46,000)	(1,428)

Net equity transactions	(7,307,956)	(1,576,489)	(975,142)	(884,503)	(6,302,624)	(2,714,093)	(259,092,620)	(29,596,492)

Net change in contract owners’ equity	(7,250,437)	(1,700,597)	(70,523)	1,247,588	(2,828,666)	5,534,693	(231,508,732)	29,561,124
Contract owners’ equity beginning of period	7,250,437	8,951,034	12,949,840	11,702,252	53,792,192	48,257,499	231,508,732	201,947,608

Contract owners’ equity end of period	$-	7,250,437	12,879,317	12,949,840	50,963,526	53,792,192	-	231,508,732

CHANGES IN UNITS:
Beginning units	746,449	918,459	988,389	1,061,286	4,565,974	4,844,381	14,053,840	16,338,369
Units purchased	60,523	888,808	262,273	358,525	873,867	1,006,715	933,909	1,352,059
Units redeemed	(806,972)	(1,060,818)	(332,795)	(431,422)	(1,388,794)	(1,285,122)	(14,987,749)	(3,636,588)

Ending units	-	746,449	917,867	988,389	4,051,047	4,565,974	-	14,053,840

(Continued)

63

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FEIP		FVSS2		FHIP		FAMP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,550,903	3,174,105	(169,012)	(128,769)	3,708,653	3,846,362	550,326	1,633,540
Realized gain (loss) on investments	(20,414,460)	(50,571,509)	(1,182,072)	(2,813,966)	(1,264,493)	(5,007,873)	(3,423,574)	(12,329,833)
Change in unrealized gain (loss) on investments	65,912,237	136,199,989	4,154,865	7,500,826	4,797,748	22,366,884	22,330,240	50,035,162
Reinvested capital gains	-	-	-	-	-	-	839,890	265,459

Net increase (decrease) in contract owners’ equity resulting from operations	47,048,680	88,802,585	2,803,781	4,558,091	7,241,908	21,205,373	20,296,882	39,604,328

Equity transactions:
Purchase payments received from contract owners (note 3)	5,754,737	6,205,838	273,924	410,715	(264)	(2,165)	2,742,654	2,373,177
Transfers between funds	(9,182,266)	(12,821,287)	(306,786)	(131,406)	(1,759,291)	(3,080,145)	(1,014,013)	(3,384,618)
Redemptions (note 3)	(55,327,893)	(52,695,712)	(1,840,149)	(1,068,457)	(9,672,832)	(9,258,000)	(25,602,906)	(23,729,695)
Annuity benefits	(131,887)	(136,425)	-	-	(10,064)	(10,106)	(36,725)	(40,929)
Contract maintenance charges (note 2)	(220,817)	(244,126)	(2,146)	(1,935)	(35,313)	(40,517)	(107,245)	(119,993)
Contingent deferred sales charges (note 2)	(63,970)	(90,150)	(14,717)	(9,856)	(9,034)	(12,509)	(10,101)	(30,770)
Adjustments to maintain reserves	14,092	(650)	(1,385)	(882)	661	333	7,038	2,460

Net equity transactions	(59,158,004)	(59,782,512)	(1,891,259)	(801,821)	(11,486,137)	(12,403,109)	(24,021,298)	(24,930,368)

Net change in contract owners’ equity	(12,109,324)	29,020,073	912,522	3,756,270	(4,244,229)	8,802,264	(3,724,416)	14,673,960
Contract owners’ equity beginning of period	393,178,909	364,158,836	12,618,401	8,862,131	64,963,472	56,161,208	175,524,015	160,850,055

Contract owners’ equity end of period	$381,069,585	393,178,909	13,530,923	12,618,401	60,719,243	64,963,472	171,799,599	175,524,015

CHANGES IN UNITS:
Beginning units	11,095,521	13,248,157	778,358	844,676	2,706,774	3,333,874	5,946,996	6,966,315
Units purchased	218,143	362,215	116,409	178,519	-	318	165,488	147,832
Units redeemed	(1,864,004)	(2,514,851)	(224,724)	(244,837)	(454,419)	(627,418)	(967,561)	(1,167,151)

Ending units	9,449,660	11,095,521	670,043	778,358	2,252,355	2,706,774	5,144,923	5,946,996

(Continued)

64

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FCP		FNRS2		FEI2		FF10S
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(4,313,796)	83,611	(854,859)	(867,514)	193,759	545,405	36,803	120,532
Realized gain (loss) on investments	(18,555,775)	(22,120,802)	(6,920,480)	(7,593,646)	(2,745,307)	(9,021,837)	(278,312)	(569,649)
Change in unrealized gain (loss) on investments	68,716,596	120,739,144	18,950,653	32,669,819	19,212,224	33,325,206	741,465	1,402,363
Reinvested capital gains	97	90,297	-	-	-	-	98,549	39,659

Net increase (decrease) in contract owners’ equity resulting from operations	45,847,122	98,792,250	11,175,314	24,208,659	16,660,676	24,848,774	598,505	992,905

Equity transactions:
Purchase payments received from contract owners (note 3)	5,552,767	6,821,498	5,705,524	6,422,976	22,550,845	12,481,142	123,087	92,303
Transfers between funds	(378,116,736)	(12,398,175)	(6,463,378)	(413,486)	1,822,660	(2,674,115)	838,943	488,214
Redemptions (note 3)	(47,751,851)	(50,794,183)	(7,533,027)	(6,702,847)	(10,765,077)	(10,433,888)	(1,311,392)	(825,662)
Annuity benefits	(85,742)	(87,479)	(233)	(768)	(1,474)	(1,254)	(8,700)	(7,636)
Contract maintenance charges (note 2)	(177,024)	(207,672)	(14,783)	(15,951)	(172,506)	(82,234)	(2,359)	(2,329)
Contingent deferred sales charges (note 2)	(73,627)	(113,711)	(56,051)	(68,245)	(111,912)	(251,129)	(3,490)	(1,589)
Adjustments to maintain reserves	(215,974)	(10,335)	2,083	(1,918)	2,213	(1,855)	1,057	671

Net equity transactions	(420,868,187)	(56,790,057)	(8,359,865)	(780,239)	13,324,749	(963,333)	(362,854)	(256,028)

Net change in contract owners’ equity	(375,021,065)	42,002,193	2,815,449	23,428,420	29,985,425	23,885,441	235,651	736,877
Contract owners’ equity beginning of period	375,021,065	333,018,872	78,223,756	54,795,336	117,794,773	93,909,332	5,253,077	4,516,200

Contract owners’ equity end of period	$-	375,021,065	81,039,205	78,223,756	147,780,198	117,794,773	5,488,728	5,253,077

CHANGES IN UNITS:
Beginning units	12,707,542	15,111,468	5,512,532	5,594,487	8,973,964	9,142,932	508,093	534,668
Units purchased	409,619	720,719	1,295,583	2,296,029	3,075,775	2,091,396	138,863	130,499
Units redeemed	(13,117,161)	(3,124,645)	(1,938,160)	(2,377,984)	(2,085,159)	(2,260,364)	(169,570)	(157,074)

Ending units	-	12,707,542	4,869,955	5,512,532	9,964,580	8,973,964	477,386	508,093

(Continued)

65

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FF10S2		FF20S		FF20S2		FF30S
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$452,350	1,199,282	80,982	133,390	1,755,845	1,862,031	44,859	45,975
Realized gain (loss) on investments	(494,859)	(911,806)	(430,284)	(870,487)	(207,823)	(646,486)	(482,715)	(333,035)
Change in unrealized gain (loss) on investments	6,309,170	9,253,943	1,325,951	2,145,104	18,687,982	17,608,358	1,171,591	1,423,051
Reinvested capital gains	1,466,028	364,305	68,157	75,482	1,435,518	1,023,590	45,140	54,824

Net increase (decrease) in contract owners’ equity resulting from operations	7,732,689	9,905,724	1,044,806	1,483,489	21,671,522	19,847,493	778,875	1,190,815

Equity transactions:
Purchase payments received from contract owners (note 3)	19,370,241	13,346,968	540,800	480,799	81,771,325	38,725,970	565,208	703,602
Transfers between funds	10,339,687	(379,216)	1,971,893	1,127,121	15,567,742	317,281	959,466	675,431
Redemptions (note 3)	(7,788,291)	(3,310,622)	(1,308,802)	(1,157,533)	(5,816,996)	(4,458,010)	(968,091)	(551,964)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(231,602)	(84,731)	(4,407)	(3,846)	(673,739)	(236,602)	(4,414)	(3,668)
Contingent deferred sales charges (note 2)	(94,512)	(52,216)	(5,025)	(9,415)	(108,273)	(75,540)	(10,728)	(2,624)
Adjustments to maintain reserves	(1,854)	(404)	260	(79)	(7,877)	(514)	1,151	(48)

Net equity transactions	21,593,669	9,519,779	1,194,719	437,047	90,732,182	34,272,585	542,592	820,729

Net change in contract owners’ equity	29,326,358	19,425,503	2,239,525	1,920,536	112,403,704	54,120,078	1,321,467	2,011,544
Contract owners’ equity beginning of period	61,055,820	41,630,317	7,363,537	5,443,001	114,146,511	60,026,433	5,416,444	3,404,900

Contract owners’ equity end of period	$90,382,178	61,055,820	9,603,062	7,363,537	226,550,215	114,146,511	6,737,911	5,416,444

CHANGES IN UNITS:
Beginning units	5,580,362	4,645,289	762,019	715,854	10,446,737	6,972,856	589,970	481,061
Units purchased	3,120,875	1,631,776	310,478	274,223	9,141,684	4,330,773	187,774	201,147
Units redeemed	(1,280,613)	(696,703)	(193,327)	(228,058)	(1,244,593)	(856,892)	(136,808)	(92,238)

Ending units	7,420,624	5,580,362	879,170	762,019	18,343,828	10,446,737	640,936	589,970

(Continued)

66

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FF30S2		FGOP		FGP		FG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$30,413	53,612	(175,200)	(108,510)	(3,666,356)	(2,856,548)	(739,094)	(540,755)
Realized gain (loss) on investments	(678,649)	(701,172)	2,696,753	(52,792)	(15,781,781)	(34,977,296)	(1,666,959)	(3,073,061)
Change in unrealized gain (loss) on investments	3,123,165	4,641,420	322,636	4,766,496	89,947,399	114,061,560	12,467,308	12,898,364
Reinvested capital gains	156,478	203,381	-	-	1,155,600	276,561	176,958	34,803

Net increase (decrease) in contract owners’ equity resulting from operations	2,631,407	4,197,241	2,844,189	4,605,194	71,654,862	76,504,277	10,238,213	9,319,351

Equity transactions:
Purchase payments received from contract owners (note 3)	2,968,511	1,763,108	290,616	393,498	6,097,660	6,322,299	9,721,647	5,668,639
Transfers between funds	157,460	846,790	(15,267,516)	(30,944)	(5,951,204)	(9,988,799)	3,316,106	(2,521,812)
Redemptions (note 3)	(1,636,027)	(1,296,683)	(2,225,735)	(1,980,402)	(48,615,322)	(44,789,037)	(5,137,585)	(4,010,606)
Annuity benefits	-	-	-	-	(100,721)	(124,189)	(2,197)	(865)
Contract maintenance charges (note 2)	(4,436)	(3,841)	(10,619)	(11,949)	(273,092)	(299,334)	(58,419)	(25,263)
Contingent deferred sales charges (note 2)	(18,087)	(18,558)	(5,221)	(7,364)	(61,613)	(100,844)	(51,166)	(46,451)
Adjustments to maintain reserves	(457)	(302)	2,306	(478)	7,465	(437)	211	(967)

Net equity transactions	1,466,964	1,290,514	(17,216,169)	(1,637,639)	(48,896,827)	(48,980,341)	7,788,597	(937,325)

Net change in contract owners’ equity	4,098,371	5,487,755	(14,371,980)	2,967,555	22,758,035	27,523,936	18,026,810	8,382,026
Contract owners’ equity beginning of period	18,869,954	13,382,199	14,371,980	11,404,425	354,336,278	326,812,342	44,826,335	36,444,309

Contract owners’ equity end of period	$22,968,325	18,869,954	-	14,371,980	377,094,313	354,336,278	62,853,145	44,826,335

CHANGES IN UNITS:
Beginning units	1,783,182	1,631,753	1,657,626	1,893,306	8,786,028	10,315,116	3,652,787	3,750,535
Units purchased	477,279	350,148	145,970	155,429	232,193	263,397	1,656,436	1,160,938
Units redeemed	(364,630)	(198,719)	(1,803,596)	(391,109)	(1,401,417)	(1,792,485)	(1,105,326)	(1,258,686)

Ending units	1,895,831	1,783,182	-	1,657,626	7,616,804	8,786,028	4,203,897	3,652,787

(Continued)

67

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FHIPR		FIGBS		FIGBP2		FMCS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,592,266	1,518,854	621,477	1,679,780	5,419,976	28,357,638	(260,828)	(118,154)
Realized gain (loss) on investments	3,777,050	(2,269,294)	491,823	(137,050)	10,522,262	(2,273,040)	(739,010)	(2,099,856)
Change in unrealized gain (loss) on investments	(2,761,427)	7,925,431	467,549	1,554,955	9,738,715	24,991,543	7,173,888	7,712,842
Reinvested capital gains	-	-	325,830	99,280	4,715,302	1,820,102	87,760	99,218

Net increase (decrease) in contract owners’ equity resulting from operations	2,607,889	7,174,991	1,906,679	3,196,965	30,396,255	52,896,243	6,261,810	5,594,050

Equity transactions:
Purchase payments received from contract owners (note 3)	1,040,372	1,391,891	827,284	701,306	40,508,340	33,194,622	1,069,001	1,000,536
Transfers between funds	(63,664)	6,050,206	3,471,056	10,837,872	(120,889,695)	52,988,373	9,609,496	4,985,955
Redemptions (note 3)	(3,618,694)	(3,699,310)	(5,407,389)	(4,537,863)	(37,039,755)	(28,789,262)	(3,954,906)	(2,968,787)
Annuity benefits	-	-	(4,658)	(4,333)	(17,271)	(8,897)	(586)	(1,224)
Contract maintenance charges (note 2)	(7,075)	(6,972)	(9,111)	(8,770)	(1,532,932)	(1,316,304)	(9,428)	(7,737)
Contingent deferred sales charges (note 2)	(10,592)	(7,703)	(7,785)	(17,973)	(495,177)	(457,895)	(9,282)	(7,974)
Adjustments to maintain reserves	(292)	8,803	(462)	20	(1,418)	33,581	(3,682)	(98)

Net equity transactions	(2,659,945)	3,736,915	(1,131,065)	6,970,259	(119,467,908)	55,644,218	6,700,613	3,000,671

Net change in contract owners’ equity	(52,056)	10,911,906	775,614	10,167,224	(89,071,653)	108,540,461	12,962,423	8,594,721
Contract owners’ equity beginning of period	25,152,368	14,240,462	28,852,712	18,685,488	513,915,248	405,374,787	22,226,100	13,631,379

Contract owners’ equity end of period	$25,100,312	25,152,368	29,628,326	28,852,712	424,843,595	513,915,248	35,188,523	22,226,100

CHANGES IN UNITS:
Beginning units	2,439,833	1,960,090	2,383,390	1,760,865	43,332,353	38,795,425	2,397,217	2,030,889
Units purchased	1,410,293	2,390,042	889,884	1,510,402	8,850,172	14,598,605	1,400,540	1,262,057
Units redeemed	(1,683,329)	(1,910,299)	(969,584)	(887,877)	(18,389,039)	(10,061,677)	(808,794)	(895,729)

Ending units	2,166,797	2,439,833	2,303,690	2,383,390	33,793,486	43,332,353	2,988,963	2,397,217

(Continued)

68

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FMC2		FOP		FOPR		FO2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,178,209)	(1,794,811)	24,528	512,776	16,545	244,287	(10,238)	12,249
Realized gain (loss) on investments	(3,955,894)	(9,843,428)	368,813	(1,424,829)	(360,401)	(2,206,520)	(35,698)	(249,330)
Change in unrealized gain (loss) on investments	58,356,537	61,150,148	6,620,606	15,401,818	3,609,263	8,971,600	435,592	1,052,564
Reinvested capital gains	710,996	853,680	124,665	213,223	59,679	104,674	6,998	11,985

Net increase (decrease) in contract owners’ equity resulting from operations	51,933,430	50,365,589	7,138,612	14,702,988	3,325,086	7,114,041	396,654	827,468

Equity transactions:
Purchase payments received from contract owners (note 3)	33,889,981	22,745,137	7	927	1,263,900	1,698,782	(17)	113
Transfers between funds	11,719,073	(4,399,233)	(1,458,578)	(1,856,109)	(1,480,423)	(2,466,935)	(92,493)	(269,686)
Redemptions (note 3)	(19,951,092)	(13,174,342)	(8,376,602)	(8,431,504)	(4,766,393)	(5,668,926)	(293,688)	(677,127)
Annuity benefits	(12,743)	(9,512)	(12,537)	(15,745)	(1,861)	(1,643)	-	-
Contract maintenance charges (note 2)	(316,759)	(149,811)	(46,317)	(52,795)	(13,895)	(16,481)	(479)	(592)
Contingent deferred sales charges (note 2)	(277,132)	(165,128)	(3,041)	(5,128)	(15,136)	(16,455)	(1,142)	(6,179)
Adjustments to maintain reserves	81	(2,892)	4,210	748	3,047	110	(57)	(262)

Net equity transactions	25,051,409	4,844,219	(9,892,858)	(10,359,606)	(5,010,761)	(6,471,548)	(387,876)	(953,733)

Net change in contract owners’ equity	76,984,839	55,209,808	(2,754,246)	4,343,382	(1,685,675)	642,493	8,778	(126,265)
Contract owners’ equity beginning of period	187,958,033	132,748,225	73,154,958	68,811,576	35,197,951	34,555,458	3,903,354	4,029,619

Contract owners’ equity end of period	$264,942,872	187,958,033	70,400,712	73,154,958	33,512,276	35,197,951	3,912,132	3,903,354

CHANGES IN UNITS:
Beginning units	9,082,067	8,779,121	3,184,055	3,742,007	2,611,534	3,203,770	224,881	286,835
Units purchased	3,478,637	2,808,022	-	-	221,624	286,249	25,489	-
Units redeemed	(2,423,235)	(2,505,076)	(441,909)	(557,952)	(605,067)	(878,485)	(52,210)	(61,954)

Ending units	10,137,469	9,082,067	2,742,146	3,184,055	2,228,091	2,611,534	198,160	224,881

(Continued)

69

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FO2R		FVSS		FTVIS2		FTVRD2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(155,288)	219,488	(68,031)	(47,236)	5,906,513	5,912,750	(7,200)	(121,859)
Realized gain (loss) on investments	(5,340,828)	(3,191,714)	(1,245,208)	(3,081,921)	(2,825,865)	(4,985,586)	(274,493)	(2,416,337)
Change in unrealized gain (loss) on investments	11,614,533	13,102,396	2,827,530	5,693,877	9,287,109	25,793,817	11,999,565	11,464,029
Reinvested capital gains	107,480	136,178	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,225,897	10,266,348	1,514,291	2,564,720	12,367,757	26,720,981	11,717,872	8,925,833

Equity transactions:
Purchase payments received from contract owners (note 3)	8,057,171	6,869,227	214,711	227,963	10,337,411	9,424,692	760,707	1,190,922
Transfers between funds	(2,099,503)	4,039,139	447,023	403,046	5,133,496	1,426,480	45,097	(3,419,898)
Redemptions (note 3)	(4,821,511)	(3,619,830)	(1,202,523)	(1,009,455)	(12,244,742)	(8,993,697)	(9,210,237)	(6,864,871)
Annuity benefits	(6,611)	(5,308)	(1,376)	(1,108)	(19,269)	(14,388)	(6,817)	(4,094)
Contract maintenance charges (note 2)	(81,431)	(40,104)	(3,639)	(3,642)	(13,546)	(13,873)	(8,840)	(9,766)
Contingent deferred sales charges (note 2)	(82,598)	(42,068)	(2,701)	(8,783)	(119,936)	(66,084)	(84,347)	(74,913)
Adjustments to maintain reserves	(3,232)	(653)	(97)	(54)	(966)	23,745	8	(2,070)

Net equity transactions	962,285	7,200,403	(548,602)	(392,033)	3,072,448	1,786,875	(8,504,429)	(9,184,690)

Net change in contract owners’ equity	7,188,182	17,466,751	965,689	2,172,687	15,440,205	28,507,856	3,213,443	(258,857)
Contract owners’ equity beginning of period	53,016,260	35,549,509	6,999,231	4,826,544	112,371,427	83,863,571	68,968,438	69,227,295

Contract owners’ equity end of period	$60,204,442	53,016,260	7,964,920	6,999,231	127,811,632	112,371,427	72,181,881	68,968,438

CHANGES IN UNITS:
Beginning units	4,511,884	3,739,265	592,992	634,932	10,706,434	10,666,736	5,182,224	6,005,955
Units purchased	1,730,747	1,849,285	249,001	372,235	2,809,474	2,516,184	604,527	349,332
Units redeemed	(1,623,820)	(1,076,666)	(301,053)	(414,175)	(2,541,314)	(2,476,486)	(1,232,496)	(1,173,063)

Ending units	4,618,811	4,511,884	540,940	592,992	10,974,594	10,706,434	4,554,255	5,182,224

(Continued)

70

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVSV2		FTVDM3		TIF2		TIF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,568,786)	(1,028,817)	17,314	696,363	20,490	98,056	27,951	6,707,139
Realized gain (loss) on investments	6,312,921	(16,701,595)	(5,077,579)	(5,727,648)	23,162	(177,966)	(2,834,134)	(162,481,939)
Change in unrealized gain (loss) on investments	32,414,932	59,711,793	9,737,861	19,304,931	280,684	1,398,505	8,258,267	177,706,175
Reinvested capital gains	-	2,307,442	-	105,137	-	214,753	-	11,753,408

Net increase (decrease) in contract owners’ equity resulting from operations	37,159,067	44,288,823	4,677,596	14,378,783	324,336	1,533,348	5,452,084	33,684,783

Equity transactions:
Purchase payments received from contract owners (note 3)	10,840,678	7,292,513	817,893	900,004	2,085	9,873	1,542,319	12,467,713
Transfers between funds	(50,543,704)	87,122,390	(3,317,708)	4,014,508	(237,068)	(431,845)	(4,298,679)	(190,620,641)
Redemptions (note 3)	(13,436,969)	(7,938,017)	(3,370,005)	(2,900,889)	(397,089)	(447,109)	(6,354,505)	(10,563,420)
Annuity benefits	(6,021)	(5,201)	-	-	(360)	(350)	(2,495)	(318)
Contract maintenance charges (note 2)	(464,955)	(279,709)	(5,017)	(4,914)	(401)	(434)	(202,972)	(557,398)
Contingent deferred sales charges (note 2)	(186,998)	(111,460)	(24,795)	(28,606)	(4,627)	(5,677)	(82,895)	(144,859)
Adjustments to maintain reserves	7,250	(3,209)	2,829	(763)	(99)	(306)	2,058	183,889

Net equity transactions	(53,790,719)	86,077,307	(5,896,803)	1,979,340	(637,559)	(875,848)	(9,397,169)	(189,235,034)

Net change in contract owners’ equity	(16,631,652)	130,366,130	(1,219,207)	16,358,123	(313,223)	657,500	(3,945,085)	(155,550,251)
Contract owners’ equity beginning of period	182,368,851	52,002,721	36,881,360	20,523,237	5,627,688	4,970,188	91,813,393	247,363,644

Contract owners’ equity end of period	$165,737,199	182,368,851	35,662,153	36,881,360	5,314,465	5,627,688	87,868,308	91,813,393

CHANGES IN UNITS:
Beginning units	10,676,595	3,847,456	2,307,480	2,181,313	300,587	358,613	6,859,765	25,106,259
Units purchased	2,202,608	9,591,118	486,051	928,612	18,837	-	657,299	3,952,853
Units redeemed	(5,186,259)	(2,761,979)	(865,096)	(802,445)	(54,682)	(58,026)	(1,362,917)	(22,199,347)

Ending units	7,692,944	10,676,595	1,928,435	2,307,480	264,742	300,587	6,154,147	6,859,765

(Continued)

71

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVGI3		FTVFA2		AMTG		AMGP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(110,061)	9,060,672	101,973	157,661	(232)	(521,354)	-	(64,397)
Realized gain (loss) on investments	873,615	1,282,583	356,290	(366,788)	17,863	15,857,466	-	(1,070,340)
Change in unrealized gain (loss) on investments	9,212,709	517,648	992,127	1,969,640	(7,856)	(7,397,692)	-	2,228,008
Reinvested capital gains	217,667	-	1,277	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,193,930	10,860,903	1,451,667	1,760,513	9,775	7,938,420	-	1,093,271

Equity transactions:
Purchase payments received from contract owners (note 3)	6,784,034	2,668,657	5,868,945	6,321,411	(166)	571,976	(8)	98,483
Transfers between funds	17,570,913	1,582,994	754,855	1,620,700	(129)	(69,785,469)	9	(8,566,303)
Redemptions (note 3)	(9,080,254)	(9,167,943)	(2,955,036)	(948,779)	7,278	(5,764,253)	-	(641,337)
Annuity benefits	(15,955)	(17,021)	-	-	(7,871)	(11,806)	-	(12)
Contract maintenance charges (note 2)	(11,515)	(11,751)	(1,095)	(603)	(207)	(38,813)	-	(4,096)
Contingent deferred sales charges (note 2)	(54,012)	(82,461)	(2,459)	(3,751)	1,091	(11,533)	-	(3,916)
Adjustments to maintain reserves	(12,996)	(24,041)	(1,772)	(42)	(4,265)	(48,091)	(1)	190

Net equity transactions	15,180,215	(5,051,566)	3,663,438	6,988,936	(4,269)	(75,087,989)	-	(9,116,991)

Net change in contract owners’ equity	25,374,145	5,809,337	5,115,105	8,749,449	5,506	(67,149,569)	-	(8,023,720)
Contract owners’ equity beginning of period	78,063,694	72,254,357	11,759,706	3,010,257	19,814	67,169,383	-	8,023,720

Contract owners’ equity end of period	$103,437,839	78,063,694	16,874,811	11,759,706	25,320	19,814	-	-

CHANGES IN UNITS:
Beginning units	5,360,877	5,797,396	1,391,741	456,888	12	2,411,370	-	928,163
Units purchased	2,422,334	2,258,541	986,938	1,154,824	146	35,779	3	29,042
Units redeemed	(1,477,826)	(2,695,060)	(538,514)	(219,971)	(5)	(2,447,137)	(3)	(957,205)

Ending units	6,305,385	5,360,877	1,840,165	1,391,741	153	12	-	-

(Continued)

72

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMINS		AMMCGS		AMTP		AMRS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3)	(72,565)	-	(41,169)	(137)	(618,068)	-	(82,223)
Realized gain (loss) on investments	(95)	(4,434,330)	-	(1,421,498)	452	(39,029,244)	-	(5,457,396)
Change in unrealized gain (loss) on investments	(1)	5,866,895	-	1,979,893	6,082	64,756,294	-	7,341,128
Reinvested capital gains	-	-	-	-	-	4,259	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(99)	1,360,000	-	517,226	6,397	25,113,241	-	1,801,509

Equity transactions:
Purchase payments received from contract owners (note 3)	48,136	24,481	62	50,329	(36,937)	997,299	8,294	140,028
Transfers between funds	(40,791)	(8,545,390)	(62)	(5,056,437)	24,559	(90,706,823)	8,417	(9,599,543)
Redemptions (note 3)	(6,608)	(563,846)	-	(323,000)	39,552	(6,887,642)	(16,711)	(605,109)
Annuity benefits	-	(137)	-	-	(2,578)	(11,737)	-	-
Contract maintenance charges (note 2)	(643)	(2,587)	-	(450)	23	(33,737)	-	(6,101)
Contingent deferred sales charges (note 2)	-	(10,980)	-	(5,711)	(24)	(12,819)	-	(5,878)
Adjustments to maintain reserves	5	(203)	-	(18)	813	49,686	-	(339)

Net equity transactions	99	(9,098,662)	-	(5,335,287)	25,408	(96,605,773)	-	(10,076,942)

Net change in contract owners’ equity	-	(7,738,662)	-	(4,818,061)	31,805	(71,492,532)	-	(8,275,433)
Contract owners’ equity beginning of period	-	7,738,662	-	4,818,061	21,250	71,513,782	-	8,275,433

Contract owners’ equity end of period	$-	-	-	-	53,055	21,250	-	-

CHANGES IN UNITS:
Beginning units	-	1,025,292	-	400,219	-	4,031,046	-	1,216,019
Units purchased	5,556	71,444	1	23,346	2,459	220,012	1,657	407,193
Units redeemed	(5,556)	(1,096,736)	(1)	(423,565)	(1,460)	(4,251,058)	(1,657)	(1,623,212)

Ending units	-	-	-	-	999	-	-	-

(Continued)

73

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMFAS		AMSRS		OVMS		OVCAFS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(62,280)	(58,760)	(409,814)	154,673	48,938	(662,696)	(544,386)	(572,973)
Realized gain (loss) on investments	(728,803)	(795,653)	(1,214,608)	(3,148,859)	(3,653,058)	(9,090,699)	2,014,524	(1,313,445)
Change in unrealized gain (loss) on investments	1,375,485	1,557,483	7,053,405	9,269,298	8,793,270	18,670,311	541,792	14,525,185
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	584,402	703,070	5,428,983	6,275,112	5,189,150	8,916,916	2,011,930	12,638,767

Equity transactions:
Purchase payments received from contract owners (note 3)	114,716	105,248	799,156	410,334	791,672	1,114,483	651,219	1,547,335
Transfers between funds	1,998,037	(62,224)	1,795,865	(1,468,124)	(1,703,465)	(2,901,639)	(38,330,419)	(3,491,963)
Redemptions (note 3)	(556,345)	(361,534)	(2,665,073)	(2,398,598)	(7,162,615)	(8,471,447)	(4,412,489)	(3,783,354)
Annuity benefits	-	-	(2,682)	(2,385)	(8,391)	(12,249)	-	-
Contract maintenance charges (note 2)	(1,311)	(1,304)	(10,796)	(10,330)	(30,250)	(34,905)	(15,047)	(12,191)
Contingent deferred sales charges (note 2)	(2,005)	(3,770)	(25,075)	(33,633)	(6,203)	(13,922)	(52,899)	(59,317)
Adjustments to maintain reserves	(292)	(300)	3,944	(1,631)	(4,363)	(1,461)	248	(1,844)

Net equity transactions	1,552,800	(323,884)	(104,661)	(3,504,367)	(8,123,615)	(10,321,140)	(42,159,387)	(5,801,334)

Net change in contract owners’ equity	2,137,202	379,186	5,324,322	2,770,745	(2,934,465)	(1,404,224)	(40,147,457)	6,837,433
Contract owners’ equity beginning of period	4,086,114	3,706,928	27,023,753	24,253,008	50,983,345	52,387,569	40,147,457	33,310,024

Contract owners’ equity end of period	$6,223,316	4,086,114	32,348,075	27,023,753	48,048,880	50,983,345	-	40,147,457

CHANGES IN UNITS:
Beginning units	371,443	406,370	2,058,008	2,392,040	2,404,729	2,972,160	3,035,663	3,576,621
Units purchased	297,945	113,019	487,146	161,426	43,597	84,968	255,464	475,266
Units redeemed	(189,145)	(147,946)	(511,923)	(495,458)	(420,597)	(652,399)	(3,291,127)	(1,016,224)

Ending units	480,243	371,443	2,033,231	2,058,008	2,027,729	2,404,729	-	3,035,663

(Continued)

74

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGR		OVB		OVGS3		OVGS4
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(458,008)	(419,303)	219,581	(573,349)	85,080	542,421	(162,565)	239,474
Realized gain (loss) on investments	5,202,460	(1,103,830)	(3,620,686)	(7,488,091)	556,222	(1,860,430)	(1,000,580)	(3,022,142)
Change in unrealized gain (loss) on investments	(2,127,409)	16,507,254	7,422,046	11,077,767	7,723,897	18,953,659	9,908,518	19,828,717
Reinvested capital gains	-	-	-	-	-	1,254,910	-	1,230,433

Net increase (decrease) in contract owners’ equity resulting from operations	2,617,043	14,984,121	4,020,941	3,016,327	8,365,199	18,890,560	8,745,373	18,276,482

Equity transactions:
Purchase payments received from contract owners (note 3)	947,884	1,164,832	701,672	967,262	2,527,645	3,466,774	3,648,389	2,894,575
Transfers between funds	(44,842,183)	(1,831,921)	(1,006,520)	(1,291,294)	(1,958,377)	(2,115,944)	(2,312,676)	(3,744,690)
Redemptions (note 3)	(6,011,453)	(6,596,198)	(6,039,727)	(8,187,848)	(9,776,125)	(10,282,368)	(5,551,510)	(4,250,857)
Annuity benefits	(15,656)	(15,107)	(8,498)	(8,547)	(10,417)	(10,102)	(591)	-
Contract maintenance charges (note 2)	(30,536)	(36,661)	(22,526)	(26,715)	(27,637)	(30,897)	(8,778)	(9,317)
Contingent deferred sales charges (note 2)	(15,978)	(24,739)	(8,788)	(17,654)	(32,346)	(52,262)	(60,821)	(64,159)
Adjustments to maintain reserves	(81,119)	(361)	2,603	2,604	2,629	(1,300)	249	(2,023)

Net equity transactions	(50,049,041)	(7,340,155)	(6,381,784)	(8,562,192)	(9,274,628)	(9,026,099)	(4,285,738)	(5,176,471)

Net change in contract owners’ equity	(47,431,998)	7,643,966	(2,360,843)	(5,545,865)	(909,429)	9,864,461	4,459,635	13,100,011
Contract owners’ equity beginning of period	47,431,998	39,788,032	42,609,427	48,155,292	66,066,623	56,202,162	67,081,618	53,981,607

Contract owners’ equity end of period	$-	47,431,998	40,248,584	42,609,427	65,157,194	66,066,623	71,541,253	67,081,618

CHANGES IN UNITS:
Beginning units	3,323,768	3,977,449	2,839,959	3,473,316	3,525,444	4,134,462	5,304,073	5,863,169
Units purchased	97,338	192,523	151,435	205,355	252,926	428,687	572,329	561,561
Units redeemed	(3,421,106)	(846,204)	(547,898)	(838,712)	(740,387)	(1,037,705)	(910,629)	(1,120,657)

Ending units	-	3,323,768	2,443,496	2,839,959	3,037,983	3,525,444	4,965,773	5,304,073

(Continued)

75

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGS		OVGSS		OVHI3		OVHI4
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$160,617	1,178,954	(15,259)	52,153	22,999	(4,231)	274,978	(101,425)
Realized gain (loss) on investments	8,201,720	3,579,671	144,851	(361,081)	90,896	(396,093)	804,994	(7,209,790)
Change in unrealized gain (loss) on investments	8,742,885	31,457,106	1,187,915	3,214,090	(24,700)	458,920	(217,501)	8,369,274
Reinvested capital gains	-	2,661,461	-	217,587	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,105,222	38,877,192	1,317,507	3,122,749	89,195	58,596	862,471	1,058,059

Equity transactions:
Purchase payments received from contract owners (note 3)	60	5,379	772	-	47,955	47,205	338,491	1,023,270
Transfers between funds	(3,887,700)	(4,921,085)	(680,275)	(579,629)	103,749	84,840	156,026	2,029,683
Redemptions (note 3)	(16,389,889)	(16,458,494)	(1,582,132)	(769,962)	(65,716)	(60,076)	(888,426)	(1,165,305)
Annuity benefits	(32,381)	(30,650)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(63,811)	(71,378)	(1,065)	(1,217)	(305)	(302)	(724)	(577)
Contingent deferred sales charges (note 2)	(8,804)	(15,211)	(12,386)	(13,353)	(40)	(794)	(5,910)	(2,640)
Adjustments to maintain reserves	(24,402)	1,684	228	(248)	(61)	42	(275)	(290)

Net equity transactions	(20,406,927)	(21,489,755)	(2,274,858)	(1,364,409)	85,582	70,915	(400,818)	1,884,141

Net change in contract owners’ equity	(3,301,705)	17,387,437	(957,351)	1,758,340	174,777	129,511	461,653	2,942,200
Contract owners’ equity beginning of period	134,800,037	117,412,600	11,225,732	9,467,392	382,251	252,740	7,101,139	4,158,939

Contract owners’ equity end of period	$131,498,332	134,800,037	10,268,381	11,225,732	557,028	382,251	7,562,792	7,101,139

CHANGES IN UNITS:
Beginning units	3,835,051	4,605,983	584,534	675,950	153,077	126,679	2,841,679	2,070,239
Units purchased	-	60	44,325	-	367,487	287,182	1,605,026	3,852,811
Units redeemed	(563,789)	(770,992)	(162,715)	(91,416)	(323,773)	(260,784)	(1,761,662)	(3,081,371)

Ending units	3,271,262	3,835,051	466,144	584,534	196,791	153,077	2,685,043	2,841,679

(Continued)

76

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVHI		OVHIS		OVGI		OVGIS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,246	(629)	161,244	(52,789)	(23,433)	79,189	(2,439,041)	(767,834)
Realized gain (loss) on investments	(4,627)	(63,621)	(2,094,904)	(3,280,723)	(87,059)	(625,644)	(42,293,327)	(44,657,022)
Change in unrealized gain (loss) on investments	8,272	74,958	2,350,135	4,048,215	1,818,433	3,511,423	79,731,748	106,998,606
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,891	10,708	416,475	714,703	1,707,941	2,964,968	34,999,380	61,573,750

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	3	(67)	428,671	527,853	11,091,864	9,191,540
Transfers between funds	(148)	(5,578)	(247,613)	(343,583)	(811,237)	(549,434)	(82,185,141)	(19,062,783)
Redemptions (note 3)	(705)	(11,677)	(355,029)	(395,145)	(2,222,224)	(1,996,915)	(20,982,246)	(15,485,711)
Annuity benefits	-	-	(879)	(773)	(3,477)	(8,737)	(1,326)	(673)
Contract maintenance charges (note 2)	(13)	(22)	(666)	(720)	(9,287)	(10,399)	(1,003,204)	(919,116)
Contingent deferred sales charges (note 2)	-	(206)	(3,592)	(4,684)	(11,082)	(13,587)	(306,102)	(263,893)
Adjustments to maintain reserves	(16)	(24)	(352)	(351)	(5,509)	(3,065)	6,301	(494,093)

Net equity transactions	(882)	(17,507)	(608,128)	(745,323)	(2,634,145)	(2,054,284)	(93,379,854)	(27,034,729)

Net change in contract owners’ equity	5,009	(6,799)	(191,653)	(30,620)	(926,204)	910,684	(58,380,474)	34,539,021
Contract owners’ equity beginning of period	44,537	51,336	3,648,977	3,679,597	13,885,189	12,974,505	307,312,294	272,773,273

Contract owners’ equity end of period	$49,546	44,537	3,457,324	3,648,977	12,958,985	13,885,189	248,931,820	307,312,294

CHANGES IN UNITS:
Beginning units	16,502	23,524	1,019,129	1,274,342	1,710,096	2,022,607	24,250,057	27,005,578
Units purchased	-	-	44,162	370	127,262	231,562	3,504,682	5,769,332
Units redeemed	(303)	(7,022)	(207,051)	(255,583)	(444,434)	(544,073)	(10,480,109)	(8,524,853)

Ending units	16,199	16,502	856,240	1,019,129	1,392,924	1,710,096	17,274,630	24,250,057

(Continued)

77

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVSC		OVSCS		OVAG		PVGIB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(24,629)	(15,482)	(449,933)	(556,501)	(110,071)	(96,213)	267	36,495
Realized gain (loss) on investments	385,397	(1,394,041)	1,139,444	(63,027,490)	(242,080)	(484,379)	(531,838)	(764,407)
Change in unrealized gain (loss) on investments	405,776	2,392,360	7,061,131	84,946,606	2,324,724	2,598,202	925,398	1,539,993
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	766,544	982,837	7,750,642	21,362,615	1,972,573	2,017,610	393,827	812,081

Equity transactions:
Purchase payments received from contract owners (note 3)	154,475	192,583	5,488,712	4,758,071	315,046	369,284	70,830	24,796
Transfers between funds	(518,076)	1,058,592	348,812	(90,017,951)	383,865	(110,211)	(158,372)	(172,997)
Redemptions (note 3)	(815,706)	(391,722)	(3,037,218)	(5,736,367)	(1,279,235)	(894,023)	(513,468)	(362,188)
Annuity benefits	(418)	(313)	(196)	(156)	-	-	-	-
Contract maintenance charges (note 2)	(1,472)	(1,552)	(52,301)	(296,486)	(7,732)	(8,434)	(617)	(699)
Contingent deferred sales charges (note 2)	(1,135)	(1,717)	(30,891)	(99,648)	(7,480)	(6,848)	(3,869)	(4,284)
Adjustments to maintain reserves	(937)	2,688	(1,545)	410,232	935	(100)	52	(420)

Net equity transactions	(1,183,269)	858,559	2,715,373	(90,982,305)	(594,601)	(650,332)	(605,444)	(515,792)

Net change in contract owners’ equity	(416,725)	1,841,396	10,466,015	(69,619,690)	1,377,972	1,367,278	(211,617)	296,289
Contract owners’ equity beginning of period	4,484,489	2,643,093	35,692,281	105,311,971	8,468,612	7,101,334	3,719,305	3,423,016

Contract owners’ equity end of period	$4,067,764	4,484,489	46,158,296	35,692,281	9,846,584	8,468,612	3,507,688	3,719,305

CHANGES IN UNITS:
Beginning units	552,543	440,857	2,081,552	8,337,343	1,983,089	2,176,324	329,454	387,088
Units purchased	136,432	487,088	634,593	5,540,801	306,299	250,797	34,597	20,759
Units redeemed	(277,692)	(375,402)	(490,888)	(11,796,592)	(455,914)	(444,032)	(88,640)	(78,393)

Ending units	411,283	552,543	2,225,257	2,081,552	1,833,474	1,983,089	275,411	329,454

(Continued)

78

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PVTIGB		PVTVB		VYDS		TRBCG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$13,592	(9,572)	(11,210)	(18,036)	(3,309)	(2,972)	(570,283)	(1,560,777)
Realized gain (loss) on investments	(25,323)	(85,763)	175,040	(17,492)	(25,447)	(208,750)	6,828,427	(68,892,479)
Change in unrealized gain (loss) on investments	58,937	218,372	433,795	862,924	77,984	314,884	(1,858,084)	92,320,448
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	47,206	123,037	597,625	827,396	49,228	103,162	4,400,060	21,867,192

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	133,759	18,592	9,407	209,407	649,103	4,478,977
Transfers between funds	(23,220)	(40,284)	825,860	987,079	(6,307)	400	(38,344,020)	(129,747,549)
Redemptions (note 3)	(78,144)	(122,128)	(429,996)	(141,675)	(57,213)	(341,734)	(4,256,971)	(5,708,687)
Annuity benefits	-	-	-	-	-	-	(2,839)	(2,374)
Contract maintenance charges (note 2)	(89)	(105)	(458)	(355)	(143)	(145)	(33,065)	(277,042)
Contingent deferred sales charges (note 2)	(938)	(3,832)	(4,323)	(2,546)	(34)	(4,127)	(60,378)	(83,512)
Adjustments to maintain reserves	(55)	(47)	(998)	(263)	(14)	(65)	10,273	(54,308)

Net equity transactions	(102,446)	(166,396)	523,844	860,832	(54,304)	(136,264)	(42,037,897)	(131,394,495)

Net change in contract owners’ equity	(55,240)	(43,359)	1,121,469	1,688,228	(5,076)	(33,102)	(37,637,837)	(109,527,303)
Contract owners’ equity beginning of period	681,273	724,632	2,875,568	1,187,340	531,815	564,917	37,637,837	147,165,140

Contract owners’ equity end of period	$626,033	681,273	3,997,037	2,875,568	526,739	531,815	-	37,637,837

CHANGES IN UNITS:
Beginning units	46,786	61,180	213,154	142,184	43,065	57,375	3,605,643	19,673,406
Units purchased	3,711	-	143,627	121,467	1,032	22,285	1,421,865	2,970,721
Units redeemed	(10,948)	(14,394)	(108,318)	(50,497)	(5,768)	(36,595)	(5,027,508)	(19,038,484)

Ending units	39,549	46,786	248,463	213,154	38,329	43,065	-	3,605,643

(Continued)

79

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TREI2		TRHS2		TRLT2		VWBFR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(203,552)	88,647	(14,972)	-	2	433,272	148,817	185,342
Realized gain (loss) on investments	(6,757,262)	(7,374,597)	(4,892)	-	-	640,243	(33,954)	(33,812)
Change in unrealized gain (loss) on investments	14,634,695	21,418,095	306,444	-	-	984,066	190,809	140,956
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,673,881	14,132,145	286,580	-	2	2,057,581	305,672	292,486

Equity transactions:
Purchase payments received from contract owners (note 3)	1,181,314	7,269,697	690,956	-	(365)	612,105	112,215	159,514
Transfers between funds	(78,102,692)	(2,520,084)	2,298,567	-	893	(39,509,863)	(329,249)	(522,331)
Redemptions (note 3)	(5,352,320)	(4,224,319)	(97,000)	-	(548)	(8,929,203)	(752,131)	(1,288,898)
Annuity benefits	(2,957)	(2,476)	-	-	-	-	-	(2,006)
Contract maintenance charges (note 2)	(118,410)	(92,720)	(100)	-	6	(36,329)	(1,852)	(2,388)
Contingent deferred sales charges (note 2)	(63,531)	(42,850)	(2,377)	-	-	(204,363)	(1,736)	(2,658)
Adjustments to maintain reserves	(1,513)	(912)	(119)	-	1	(43,867)	(9,094)	605

Net equity transactions	(82,460,109)	386,336	2,889,927	-	(13)	(48,111,520)	(981,847)	(1,658,162)

Net change in contract owners’ equity	(74,786,228)	14,518,481	3,176,507	-	(11)	(46,053,939)	(676,175)	(1,365,676)
Contract owners’ equity beginning of period	74,786,228	60,267,747	-	-	11	46,053,950	6,659,349	8,025,025

Contract owners’ equity end of period	$-	74,786,228	3,176,507	-	-	11	5,983,174	6,659,349

CHANGES IN UNITS:
Beginning units	7,776,288	7,723,076	-	-	1	4,360,949	509,578	642,414
Units purchased	869,112	2,619,950	389,912	-	276	1,390,271	53,436	123,723
Units redeemed	(8,645,400)	(2,566,738)	(88,232)	-	(277)	(5,751,219)	(125,599)	(256,559)

Ending units	-	7,776,288	301,680	-	-	1	437,415	509,578

(Continued)

80

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWBF		VWEMR		VWEM		VWHAR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$299,117	350,807	(138,158)	(160,068)	(159,116)	(197,139)	(360,401)	(276,460)
Realized gain (loss) on investments	(119,580)	(343,676)	(1,653,517)	(7,094,950)	(1,847,822)	(2,002,801)	(481,359)	(2,020,117)
Change in unrealized gain (loss) on investments	428,734	563,603	6,149,883	15,689,932	7,028,655	13,234,015	11,218,034	13,200,812
Reinvested capital gains	-	-	-	779,004	-	1,150,378	-	132,212

Net increase (decrease) in contract owners’ equity resulting from operations	608,271	570,734	4,358,208	9,213,918	5,021,717	12,184,453	10,376,274	11,036,447

Equity transactions:
Purchase payments received from contract owners (note 3)	(68)	21	644,719	483,773	(15)	(63,047)	5,012,352	950,351
Transfers between funds	(198,382)	(831,967)	918,872	3,807,044	(598,977)	(712,494)	11,771,600	1,334,326
Redemptions (note 3)	(1,465,294)	(1,774,252)	(2,523,622)	(1,716,563)	(2,332,627)	(1,750,466)	(4,569,271)	(3,514,636)
Annuity benefits	(2,395)	(2,422)	(3,995)	(3,045)	(7,890)	(6,134)	(5,213)	(4,456)
Contract maintenance charges (note 2)	(7,162)	(8,966)	(6,087)	(5,498)	(11,632)	(11,660)	(11,112)	(10,616)
Contingent deferred sales charges (note 2)	(315)	(1,260)	(3,010)	(3,705)	(2,434)	(2,503)	(13,710)	(3,379)
Adjustments to maintain reserves	969	759	(222)	4,236	(198)	90,339	81,390	(55)

Net equity transactions	(1,672,647)	(2,618,087)	(973,345)	2,566,242	(2,953,773)	(2,455,965)	12,266,036	(1,248,465)

Net change in contract owners’ equity	(1,064,376)	(2,047,353)	3,384,863	11,780,160	2,067,944	9,728,488	22,642,310	9,787,982
Contract owners’ equity beginning of period	13,349,332	15,396,685	19,954,902	8,174,742	21,912,323	12,183,835	31,128,372	21,340,390

Contract owners’ equity end of period	$12,284,956	13,349,332	23,339,765	19,954,902	23,980,267	21,912,323	53,770,682	31,128,372

CHANGES IN UNITS:
Beginning units	581,103	703,225	886,135	763,916	1,081,816	1,264,058	1,143,054	1,219,284
Units purchased	-	116	307,759	464,471	-	-	1,712,246	448,815
Units redeemed	(70,037)	(122,238)	(365,944)	(342,252)	(135,686)	(182,242)	(504,325)	(525,045)

Ending units	511,066	581,103	827,950	886,135	946,130	1,081,816	2,350,975	1,143,054

(Continued)

81

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWHA		WRASP		WRPMP		SVDF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(286,967)	(304,766)	(297,396)	(147,843)	(37)	-	(465)	(260,026)
Realized gain (loss) on investments	3,549,813	1,937,785	1,312,225	115,041	2	-	9,707	5,880,079
Change in unrealized gain (loss) on investments	4,258,555	10,727,210	4,373,525	1,636,378	3,014	-	1,944	520,989
Reinvested capital gains	-	151,307	-	175,910	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,521,401	12,511,536	5,388,354	1,779,486	2,979	-	11,186	6,141,042

Equity transactions:
Purchase payments received from contract owners (note 3)	22	(3)	19,931,616	10,534,446	25,000	-	71	162,878
Transfers between funds	(1,128,234)	(1,027,034)	22,206,330	23,698,656	-	-	25	(35,453,430)
Redemptions (note 3)	(5,195,002)	(3,337,710)	(4,950,301)	(753,769)	-	-	(3)	(3,046,839)
Annuity benefits	(3,352)	(5,495)	-	-	-	-	(10,238)	(9,498)
Contract maintenance charges (note 2)	(14,259)	(15,467)	(6,238)	(970)	-	-	-	(15,802)
Contingent deferred sales charges (note 2)	(1,680)	(2,101)	(35,512)	(1,591)	-	-	-	(4,436)
Adjustments to maintain reserves	1,170	(5,467)	7,115	(168)	3	-	(424)	11,002

Net equity transactions	(6,341,335)	(4,393,277)	37,153,010	33,476,604	25,003	-	(10,569)	(38,356,125)

Net change in contract owners’ equity	1,180,066	8,118,259	42,541,364	35,256,090	27,982	-	617	(32,215,083)
Contract owners’ equity beginning of period	32,904,086	24,785,827	35,256,090	-	-	-	39,264	32,254,347

Contract owners’ equity end of period	$34,084,152	32,904,086	77,797,454	35,256,090	27,982	-	39,881	39,264

CHANGES IN UNITS:
Beginning units	761,288	892,365	2,978,019	-	-	-	-	1,508,012
Units purchased	-	-	5,430,985	3,367,695	2,491	-	-	23,949
Units redeemed	(142,224)	(131,077)	(2,265,289)	(389,676)	-	-	-	(1,531,961)

Ending units	619,064	761,288	6,143,715	2,978,019	2,491	-	-	-

(Continued)

82

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WFVLCG		WFVMM		SVOF		WFVSCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(307)	(1,507)	(1,346)	(890)	(1,859)	(1,222,661)	(341,943)	(45,813)
Realized gain (loss) on investments	(7,407)	(1,012)	-	-	15,502	(73,824,875)	1,582,023	70,675
Change in unrealized gain (loss) on investments	(2,793)	32,776	-	-	51,989	114,309,554	2,464,303	992,805
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,507)	30,257	(1,346)	(890)	65,632	39,262,018	3,704,383	1,017,667

Equity transactions:
Purchase payments received from contract owners (note 3)	(27)	-	599,270	139,306	(56,021)	1,221,716	7,483,170	2,421,575
Transfers between funds	(89,455)	-	(705,524)	(195,649)	36,968	(171,342,569)	8,028,271	6,815,945
Redemptions (note 3)	(3,823)	(3,809)	(48,644)	(4,400)	41,905	(13,202,435)	(2,201,487)	(194,957)
Annuity benefits	-	-	-	-	(33,045)	(34,542)	-	-
Contract maintenance charges (note 2)	(13)	(29)	(15)	(30)	(58)	(67,767)	(22,263)	(756)
Contingent deferred sales charges (note 2)	-	-	(525)	-	1,270	(23,398)	(17,634)	(140)
Adjustments to maintain reserves	90	(20)	1	2	12,723	19,703	(17,148)	(65)

Net equity transactions	(93,228)	(3,858)	(155,437)	(60,771)	3,742	(183,429,292)	13,252,909	9,041,602

Net change in contract owners’ equity	(103,735)	26,399	(156,783)	(61,661)	69,374	(144,167,274)	16,957,292	10,059,269
Contract owners’ equity beginning of period	103,735	77,336	156,783	218,444	280,953	144,448,227	10,059,269	-

Contract owners’ equity end of period	$-	103,735	-	156,783	350,327	280,953	27,016,561	10,059,269

CHANGES IN UNITS:
Beginning units	11,201	11,776	14,747	20,154	-	4,815,928	775,011	-
Units purchased	4,250	2,141	118,545	26,587	2,092	69,629	2,259,443	904,420
Units redeemed	(15,451)	(2,716)	(133,292)	(31,994)	(1,256)	(4,885,557)	(1,360,332)	(129,409)

Ending units	-	11,201	-	14,747	836	-	1,674,122	775,011

(Continued)

83

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WFVSMV		WFVTRB		WFVOG2		WIEP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$37	14	5,773	2,535	(576)	-	-	(132,331)
Realized gain (loss) on investments	(317)	(782)	235	54	2,697	-	-	2,885,809
Change in unrealized gain (loss) on investments	1,821	4,712	1,419	148	13,139	-	-	(674,791)
Reinvested capital gains	-	-	7,389	106	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,541	3,944	14,816	2,843	15,260	-	-	2,078,687

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	233,380	(1)	-	(2)	(4,631)
Transfers between funds	(248)	(830)	-	-	83,127	-	12	(19,424,482)
Redemptions (note 3)	(1,169)	-	-	-	(36,351)	-	4	(1,161,756)
Annuity benefits	-	-	-	-	-	-	-	(5,074)
Contract maintenance charges (note 2)	-	-	-	-	(10)	-	-	(7,185)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(14)	(2,105)
Adjustments to maintain reserves	(3)	1	13	29	5	-	-	(2,027)

Net equity transactions	(1,420)	(829)	13	233,409	46,770	-	-	(20,607,260)

Net change in contract owners’ equity	121	3,115	14,829	236,252	62,030	-	-	(18,528,573)
Contract owners’ equity beginning of period	9,641	6,526	259,604	23,352	-	-	-	18,528,573

Contract owners’ equity end of period	$9,762	9,641	274,433	259,604	62,030	-	-	-

CHANGES IN UNITS:
Beginning units	1,175	1,260	21,348	2,116	-	-	-	1,761,884
Units purchased	41	102	-	19,232	11,151	-	-	-
Units redeemed	(190)	(187)	-	-	(6,226)	-	-	(1,761,884)

Ending units	1,026	1,175	21,348	21,348	4,925	-	-	-

(Continued)

84

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WVCP		BF		VFLG2		MBVAG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	18,402	-	8,037	-	(2,676)	-	(610)
Realized gain (loss) on investments	-	(24,024)	-	(1,104,294)	-	(306,922)	-	(166,434)
Change in unrealized gain (loss) on investments	-	375,927	-	1,050,764	-	304,960	-	139,766
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	370,305	-	(45,493)	-	(4,638)	-	(27,278)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	213	38,684	1,135	3,518	-	150
Transfers between funds	-	(1,651,216)	(213)	(2,038,455)	-	(633,983)	-	(138,737)
Redemptions (note 3)	4	(124,719)	-	(171,915)	(1,135)	(6,438)	-	(548)
Annuity benefits	-	(157)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(1,452)	-	(751)	-	(34)	-	(60)
Contingent deferred sales charges (note 2)	(3)	(61)	-	(716)	-	(178)	-	-
Adjustments to maintain reserves	(1)	(131)	-	(20)	-	(13)	-	12

Net equity transactions	-	(1,777,736)	-	(2,173,173)	-	(637,128)	-	(139,183)

Net change in contract owners’ equity	-	(1,407,431)	-	(2,218,666)	-	(641,766)	-	(166,461)
Contract owners’ equity beginning of period	-	1,407,431	-	2,218,666	-	641,766	-	166,461

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	184,626	-	243,504	-	85,778	-	22,130
Units purchased	-	-	24	27,484	230	1,648	-	23
Units redeemed	-	(184,626)	(24)	(270,988)	(230)	(87,426)	-	(22,153)

Ending units	-	-	-	-	-	-	-	-

(Continued)

85

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SGRF		SGRF2		JPMCVP		VFLV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(19,446)	-	(91,071)	-	110,879	-	(631)
Realized gain (loss) on investments	-	(3,260,173)	-	(10,460,572)	-	(3,380,741)	-	(618,233)
Change in unrealized gain (loss) on investments	-	3,428,292	-	11,179,144	-	3,002,269	-	544,112
Reinvested capital gains	-	-	-	-	-	12,024	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	148,673	-	627,501	-	(255,569)	-	(74,752)

Equity transactions:
Purchase payments received from contract owners (note 3)	(2)	80,187	40,688	544,446	(10)	(17)	-	3,982
Transfers between funds	2	(5,012,035)	(34,381)	(18,955,609)	10	(5,708,844)	-	(761,228)
Redemptions (note 3)	-	(273,144)	(5,862)	(948,937)	-	(199,390)	-	(80,405)
Annuity benefits	-	(557)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(1,369)	(445)	(7,599)	-	(1,034)	-	(99)
Contingent deferred sales charges (note 2)	-	(2,330)	-	(12,302)	-	(13)	-	(142)
Adjustments to maintain reserves	-	(4,350)	-	1,218	-	(49)	-	(18)

Net equity transactions	-	(5,213,598)	-	(19,378,783)	-	(5,909,347)	-	(837,910)

Net change in contract owners’ equity	-	(5,064,925)	-	(18,751,282)	-	(6,164,916)	-	(912,662)
Contract owners’ equity beginning of period	-	5,064,925	-	18,751,282	-	6,164,916	-	912,662

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	1,380,783	-	2,006,297	-	654,300	-	105,574
Units purchased	13	86,728	5,899	188,149	7	-	-	5,695
Units redeemed	(13)	(1,467,511)	(5,899)	(2,194,446)	(7)	(654,300)	-	(111,269)

Ending units	-	-	-	-	-	-	-	-

(Continued)

86

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MBVCG2		PISVP1
	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(494)	-	4,058
Realized gain (loss) on investments	-	(60,514)	-	(861,598)
Change in unrealized gain (loss) on investments	-	44,039	-	807,528
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(16,969)	-	(50,012)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(1,693)	-	-
Transfers between funds	-	(177,764)	-	(586,886)
Redemptions (note 3)	-	(2,494)	-	(9,064)
Annuity benefits	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(82)
Contingent deferred sales charges (note 2)	-	-	-	-
Adjustments to maintain reserves	-	(4)	-	2

Net equity transactions	-	(181,955)	-	(596,030)

Net change in contract owners’ equity	-	(198,924)	-	(646,042)
Contract owners’ equity beginning of period	-	198,924	-	646,042

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	22,506	-	105,733
Units purchased	-	4,397	-	1,946
Units redeemed	-	(26,903)	-	(107,679)

Ending units	-	-	-	-

See accompanying notes to financial statements.

87

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS

Balanced Portfolio - Class S Shares (ALBS)*

MidCap Growth Portfolio - Class S Shares (ALMCS)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BB&T FUNDS

Capital Manager Equity VIF (BBCMAG)*

Large Cap VIF (BBGI)*

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

HUNTINGTON TRUST COMPANY

VA International Equity Fund (HVIE)

VA Situs Fund (HVSIT)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)*

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

U.S. Real Estate Portfolio - Class I (MSVRE)

U.S. Real Estate Portfolio - Class II (MSVREB)

MTB GROUP OF FUNDS

Managed Allocation Fund - Moderate Growth II (VFMG2)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class II (GEM2)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

(Continued)

88

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class II (EIF2)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

Van Kampen NVIT Real Estate Fund - Class II (NVRE2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Value Fund - Series II (AVBV2)*

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series II (AVCD2)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

Money Market Portfolio(TM) (CHSMM)

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)*

VP International Fund - Class II (ACVI2)*

VP International Fund - Class III (ACVI3)*

VP International Fund - Class IV (ACVI4)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)*

VP Value Fund - Class II (ACVV2)*

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Developing Leaders Portfolio - Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund Portfolio - Service Class 2 (FC2)*

Equity-Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

(Continued)

89

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)*

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Initial Class R (FHIPR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Initial Class R (FOPR)

VIP Fund - Overseas Portfolio - Service Class 2 (FO2)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Balanced Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Class 4 (OVGS4)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Class 4 (OVHI4)

High Income Fund/VA - Non-Service Shares (OVHI)

High Income Fund/VA - Service Class (OVHIS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)

MidCap Fund/VA - Non-Service Shares (OVAG)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

PORTFOLIOS OF THE VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Global Real Estate Portfolio - Class II (VKVGR2)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)

Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)*

WRPMCP (WRPMCP)*

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Asset Allocation Fund (WFVAA)*

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)*

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)

Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)

Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)

*	At December 31, 2010, contract owners were not invested in the fund.
(Continued)

90

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue

Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount redeemed. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following two pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

91

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

Nationwide Variable Account - II Options	BOA IV	America’s Vision	NEBA	Schwab Custom Solutions	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.80%	0.95%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	-	0.10%	0.20%
Combination Enhanced	-	-	-	0.40%	-
Return of Premium					0.10%
Beneficiary Protector II Option	-	-	-	0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Spousal Continuation Benefit Option	-	-	-	-	0.30%
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-	0.50%	-
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	-	-	1.00%(13)
7% Lifetime Income Option (Non-New York)	-	-	-	-	1.00%(14)

Maximum Variable Account Charges*	1.30%	1.40%	0.80%	2.20%	2.15%

Nationwide Variable Account - II Options	America’s Future II	All American Gold	Achiever	Income Architect
Variable Account Charges - Recurring	1.15%	1.15%	1.55%	0.40%
CDSC Options:
Four Year CDSC	0.30%	0.50%	0.20%	-
No CDSC	0.35%	0.55%	0.25%	-
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%(2)	0.20%(2)	-	-
One-Year Enhanced	0.10%(4)	0.10%(4)	-	-
One-Month Enhanced	-	0.35%(2)	0.20%(2)	-
Combination Enhanced II	-	-	0.45%(12)	-
Combination Enhanced	-	0.40%(5)	0.30%(5)	-
Beneficiary Protector II Option	-	0.35%	0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	1.00%	1.00%	-
Capital Preservation Plus Option	0.50%(19)	0.50%(19)	0.50%(19)	-
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(13)	1.00%(13)	1.00%(13)	-
7% Lifetime Income Option (Non-New York)	1.00%(14)	1.00%(14)	1.00%(14)	-
10% Lifetime Income Option	1.20%(15)	1.20%	1.20%(15)	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	0.15%	0.15%	-
7% Spousal Continuation Benefit (Non-New York)	0.15%	0.15%	0.15%	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(18)	0.30%(18)	0.30%(18)	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	0.60%(20)
Spousal Continuation Benefit Option	-	-	-	0.10%(20)
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%	0.45%(19)	0.10%	-
4% Extra Value Credit Option	0.40%	-	0.25%	-
5% Extra Value Credit Option	-	0.70%(19)	0.45%(10)	-
5% Extra Value Credit Option	-	-	0.55%(11)	-

Maximum Variable Account Charges*	3.55%	4.60%(1)	4.60%(1)	1.10%(1)
(Continued)

92

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

Nationwide Variable Account - II Options	Future Venue	Destination C	Destination L	Elite Venue	Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.75%	1.50%
Death Benefit Options -
Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(3)	-	-	-	-
One-Year Enhanced	0.10%(4)	-	0.20%	-	-
One-Month Enhanced II	0.35%(3)	0.20%(2)	-	0.20%(2)	0.20%(2)
One-Month Enhanced	0.30%(6)	0.20%(6)	0.35%	0.20%(6)	0.20%(6)
Combination Enhanced II	0.45%(3)	0.35%(2)	-	0.35%(2)	0.35%(2)
Combination Enhanced	0.40%(7)	0.30%(7)	0.45%	0.30%(7)	0.30%(7)
Return of Premium
Spousal Protection Annuity Option -
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%(3)	-	-	-	-
Spousal Protection Annuity Option	0.10%(8)	0.20%	-	0.20%	0.20%
Beneficiary Protector II Option	0.35%	0.35%	0.35%	0.35%	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	-	1.00%(19)	1.00%	1.00%
Capital Preservation Plus Option	0.50%(19)	0.50%(19)	-	0.50%(19)	0.50%(19)
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(13)	-	1.00%(13)	1.00%(13)	1.00%(13)
7% Lifetime Income Option (New York)			1.00%(14)
7% Lifetime Income Option (Non-New York)	1.00%(14)	-	-	1.00%(14)	1.00%(14)
10% Lifetime Income Option	1.20%(15)	-	1.20%(15)	1.20%(15)	1.20%(15)
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	-	0.15%	0.15%	0.15%
7% Spousal Continuation Benefit (New York)			0.30%
7% Spousal Continuation Benefit (Non-New York)	0.15%	-	-	0.15%	0.15%
10% Spousal Continuation Benefit (Non-New York)	0.30%(18)	-	0.30%(18)	0.30%(18)	0.30%(18)
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%	-	-	-	-
Maximum Variable Account Charges*	4.05%(1)	3.00%	4.05%(1)	4.15%(1)	3.90%(1)

Nationwide Variable Account - II Options	Destination B	Destinnation EV
Variable Account Charges - Recurring ..	1.30%	1.85%
Death Benefit Options -
Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II		-
One-Year Enhanced	0.20%	0.20%
One-Month Enhanced II
One-Month Enhanced	0.35%	0.35%
Combination Enhanced II
Combination Enhanced	0.45%	0.45%
Return of Premium
Spousal Protection Annuity Option -
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II		-
Spousal Protection Annuity Option
Beneficiary Protector II Option
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.	0.35%	0.35%
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option		-
Capital Preservation Plus Option
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(19)
7% Lifetime Income Option (New York)		1.00%(14)
7% Lifetime Income Option (Non-New York)	1.00%(14)
10% Lifetime Income Option	1.20%(15)	1.20%(15)
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%(19)
7% Spousal Continuation Benefit (New York)	0.30%(17)	0.30%(17)
7% Spousal Continuation Benefit (Non-New York)
10% Spousal Continuation Benefit (Non-New York)	0.30%(18)	0.30%(18)
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option		-
Maximum Variable Account Charges*	3.60%	4.15%
(Continued)

93

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

(*)	The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(1)	The total variable account charges associated with this product may be higher or lower than this amount, depending on whether the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is higher or lower than the daily net assets. For purposes of this table, the Company assumes the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is equal to the daily net assets.
(2)	Available beginning May 1, 2004 or a later date if state law requires
(3)	Available beginning September 1, 2004 or a later date if state law requires
(4)	Available until state approval is received for the One-Year Enhanced Death Benefit II Option
(5)	Available until state approval is received for the One-Month Enhanced Death Benefit Option
(6)	Available until state approval is received for the One-Month Enhanced Death Benefit II Option
(7)	Available until state approval is received for the Combination Enhanced Death Benefit II Option
(8)	Available until state approval is received for the Spousal Protection Annuity II Option
(9)	Available until state approval is received for the 5% Extra Value Option
(10)	Non-NY residents
(11)	NY residents
(12)	Available beginning May 1, 2007 or a later date if state law requires
(13)	Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the current income base and is assessed through the reduction of units.
(14)	Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.95% of the current income base and is assessed through the reduction of units.
(15)	Currently, the charge associated with the 10% Lifetime Income Option is equal to 1.00% of the current income base and is assessed through the reduction of units.
(16)	Currently, the charge associated with the 5% Spousal Continuation Benefit is equal to 0.15% of the current income base and is assessed through the reduction of units.
(17)	Currently, the charge associated with the 7% Spousal Continuation Benefit is equal to 0.15% of the current income base and is assessed through the reduction of units.
(18)	Currently, the charge associated with the 10% Spousal Continuation Benefit is equal to 0.20% of the current income base and is assessed through the reduction of units.
(19)	No longer available.
(20)	This charge is a percentage of the Guaranteed Lifetime Withdrawal Base.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2010.

	Total	ALBS	ALMCS	AFGF	AFHY	AFGC	MLVGA3	CSIEF3

0.4%	$3,258	$-	$-	$-	$-	$-	$-	$-
0.65%	42,952	-	-	-	-	-	-	-
0.75%	138,269	-	-	-	-	-	1,053	-
0.8%	193,106	-	-	-	-	-	46	161
0.85%	291,803	-	-	-	-	-	49	-
0.95%	329,301	752	1,032	-	-	-	307	-
1.05%	315,768	1,218	2,680	-	-	-	223	-
1.1%	8,747,047	-	-	-	-	-	10,588	-
1.15%	35,762,295	-	-	-	-	-	49,415	-
1.2%	335,843	-	-	-	-	-	696	-
1.25%	4,553,108	-	-	-	-	-	29,626	-
1.3%	47,131,374	-	-	134,886	17,719	17,540	72,479	14,459
1.35%	8,721,299	-	-	-	-	-	22,765	-
1.4%	18,514,162	-	-	-	-	-	27,943	5,977
1.45%	6,067,029	-	1,039	-	-	-	11,326	-
1.5%	6,752,114	-	-	-	-	-	105,290	-
1.55%	33,272,768	-	-	-	-	-	102,050	-
1.6%	1,844,505	-	-	-	-	-	20,698	-
1.65%	10,668,090	-	-	-	-	-	23,997	-
1.7%	3,452,769	-	-	-	-	-	9,472	-
1.75%	62,309,202	-	-	-	-	-	145,226	-
1.8%	8,278,629	-	-	-	-	-	46,569	-
1.85%	3,712,068	-	-	-	-	-	4,532	-
1.9%	2,963,153	-	-	-	-	-	8,716	-
1.95%	10,564,047	-	-	-	-	-	55,777	-
2%	17,571,404	-	-	-	-	-	27,574	-
2.05%	3,876,716	-	-	-	-	-	1,565	-
2.1%	5,406,902	-	-	-	-	-	19,551	-
2.15%	11,118,708	-	-	-	-	-	5,520	-
2.2%	5,182,008	-	-	-	-	-	6,515	-
2.25%	6,263,442	-	-	-	-	-	93	-
2.3%	2,867,688	-	-	-	-	-	6,412	-
2.35%	28,027,542	-	-	-	-	-	19,013	-
2.4%	3,491,742	-	-	-	-	-	2,031	-
2.45%	2,066,079	-	-	-	-	-	5,775	-
2.5%	8,232,290	-	-	-	-	-	-	-
2.55%	2,609,438	-	-	-	-	-	539	-
2.6%	1,222,506	-	-	-	-	-	-	-
2.65%	220,090	-	-	-	-	-	275	-
2.7%	1,085,209	-	-	-	-	-	-	-
2.75%	253,404	-	-	-	-	-	-	-
2.8%	304,700	-	-	-	-	-	-	-
2.85%	194,805	-	-	-	-	-	-	-
2.9%	222,286	-	-	-	-	-	-	-
2.95%	163,555	-	-	-	-	-	-	-
3%	61,467	-	-	-	-	-	-	-
3.05%	59,557	-	-	-	-	-	-	-
3.1%	20,605	-	-	-	-	-	-	-
3.15%	97	-	-	-	-	-	-	-
3.2%	2,667	-	-	-	-	-	-	-
3.25%	8,189	-	-	-	-	-	-	-
3.3%	794	-	-	-	-	-	-	-

Totals	$375,497,849	$1,970	$4,751	$134,886	$17,719	$17,540	$843,706	$20,597

(Continued)

94

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	WSCP	HVIE	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS

0.4%	$-	$-	$-	$-	$-	$7	$-	$-
0.65%	-	-	-	-	-	118	-	-
0.75%	-	-	-	-	-	340	-	-
0.8%	1,501	-	-	80	-	3,230	136	38
0.85%	-	-	-	-	-	4,313	-	-
0.95%	-	-	-	-	10,379	9,230	149	-
1.05%	-	-	-	-	21,482	10,528	-	-
1.1%	-	-	-	-	434	17,565	133	-
1.15%	-	18	17	-	25,205	172,899	542	-
1.2%	-	-	-	-	164	178	-	-
1.25%	-	-	-	-	12,333	23,705	236	-
1.3%	297,014	116	246	59,875	214	314,966	55,752	19,252
1.35%	-	-	-	-	226	80,171	834	-
1.4%	142,607	-	-	22,560	901	96,568	14,087	9,961
1.45%	-	-	-	-	8,414	38,732	107	-
1.5%	-	22	36	-	9,215	32,495	1,909	-
1.55%	-	-	10	-	35,747	187,757	2,296	-
1.6%	-	-	-	-	3,727	13,615	298	-
1.65%	-	1	26	-	12,304	72,068	453	-
1.7%	-	-	1	-	7,468	13,371	84	-
1.75%	-	34	49	-	5,646	225,483	877	-
1.8%	-	9	2	-	12,964	34,929	215	-
1.85%	-	1	5	-	1,098	15,368	139	-
1.9%	-	-	-	-	129	24,481	157	-
1.95%	-	17	10	-	3,786	38,943	62	-
2%	-	-	-	-	942	74,626	2,164	-
2.05%	-	9	16	-	6,375	12,490	51	-
2.1%	-	-	5	-	673	25,126	922	-
2.15%	-	-	4	-	370	29,614	10	-
2.2%	-	-	-	-	-	21,199	234	-
2.25%	-	1	-	-	1,272	9,238	-	-
2.3%	-	-	-	-	1,462	25,488	-	-
2.35%	-	-	18	-	-	54,756	-	-
2.4%	-	-	-	-	-	11,271	-	-
2.45%	-	-	-	-	3,516	10,161	120	-
2.5%	-	-	-	-	-	25,298	-	-
2.55%	-	-	-	-	-	8,734	-	-
2.6%	-	-	-	-	-	5,796	-	-
2.65%	-	-	-	-	-	1,083	-	-
2.7%	-	-	-	-	-	1,227	-	-
2.75%	-	-	-	-	-	499	-	-
2.8%	-	-	-	-	-	538	-	-
2.85%	-	-	-	-	-	87	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	68	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$441,122	$228	$445	$82,515	$186,446	$1,748,359	$81,967	$29,251

	JAIGS2	JAIGS	MIGSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	538	-	-	1,912	49	-	-	-
0.75%	2,262	-	-	4,415	75	-	-	-
0.8%	7,463	333	-	294	-	1	-	26
0.85%	7,287	-	-	13,464	3	-	-	-
0.95%	21,756	954	160	1,759	-	-	4,328	-
1.05%	21,213	356	-	720	-	-	1,241	-
1.1%	18,211	45	717	74,832	462	-	3,393	-
1.15%	278,327	7,695	18,621	588,158	5,071	-	36,948	-
1.2%	1,105	-	1,299	5,407	-	-	117	-
1.25%	34,136	5,347	11,841	52,534	329	-	10,086	-
1.3%	624,846	60,958	284	141,766	9,248	18,362	-	40,969
1.35%	103,634	-	2,468	143,368	1,617	-	11,395	-
1.4%	158,837	28,183	2,309	94,519	2,131	9,130	3,828	15,426
1.45%	51,868	1,130	4,309	103,485	471	-	15,823	-
1.5%	40,034	1,208	21,154	108,597	2,958	-	26,414	-
1.55%	288,054	5,557	25,995	560,002	5,430	-	52,981	-
1.6%	25,240	237	3,156	26,038	1,808	-	3,967	-
1.65%	117,077	1,155	9,641	163,179	1,034	-	13,900	-
1.7%	34,904	3,427	6,030	81,649	82	-	15,619	-
1.75%	317,606	755	18,379	1,390,308	11,223	-	65,630	-
1.8%	86,246	1,710	12,241	161,192	1,144	-	20,680	-
1.85%	14,381	757	11,973	67,619	91	-	11,424	-
1.9%	19,066	-	1,956	41,512	248	-	3,004	-
1.95%	45,851	808	4,064	202,114	3,395	-	11,854	-
2%	71,344	-	7,438	436,325	5,234	-	18,795	-
2.05%	12,540	2,356	10,802	61,073	813	-	4,587	-
2.1%	45,342	1,021	6,883	101,934	773	-	5,645	-
2.15%	58,784	362	4,129	316,920	588	-	5,926	-
2.2%	30,852	-	1,256	94,249	1,546	-	5,980	-
2.25%	5,828	-	2,498	144,314	42	-	3,414	-
2.3%	8,814	-	4,068	32,847	63	-	4,332	-
2.35%	46,744	-	2,432	983,900	1,306	-	17,776	-
2.4%	12,094	-	36	90,031	622	-	2,414	-
2.45%	11,151	-	1,594	55,913	788	-	681	-
2.5%	339	-	614	34,847	725	-	10,627	-
2.55%	7,587	-	128	78,281	113	-	1,015	-
2.6%	1,070	-	-	47,913	-	-	2,545	-
2.65%	1,022	-	-	1,843	197	-	81	-
2.7%	1,244	-	51	19,467	-	-	190	-
2.75%	347	-	-	4,291	-	-	-	-
2.8%	1,343	-	26	2,164	-	-	-	-
2.85%	60	-	-	753	-	-	-	-
2.9%	390	-	-	4,728	-	-	-	-
2.95%	101	-	-	703	-	-	41	-
3%	-	-	-	-	-	-	-	-
3.05%	78	-	-	1,022	-	-	592	-
3.1%	83	-	-	166	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	15	-	-	60	-	-	-	-
3.25%	2	-	-	301	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$2,637,116	$124,354	$198,552	$6,542,888	$59,679	$27,493	$397,273	$56,421

(Continued)

95

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	MSEMB	MSVRE	MSVREB	VFMG2	NVAGF3	NVAMV1	NVAMV2	GVAAA2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	29	2,800
0.75%	-	-	-	-	-	-	62	3,239
0.8%	-	-	-	-	2	180	-	548
0.85%	-	-	-	-	-	-	116	391
0.95%	-	-	-	-	197	-	472	262
1.05%	-	-	-	-	223	-	473	3,908
1.1%	411	-	-	-	3,469	-	10,529	1,313,934
1.15%	3,465	-	109	23,358	6,319	-	39,991	3,362,729
1.2%	-	-	-	-	217	-	136	6,612
1.25%	1,585	-	-	20,714	2,361	-	4,362	371,460
1.3%	-	403	-	-	2,868	37,620	4,780	827,624
1.35%	-	-	6	2,823	1,471	-	10,634	767,321
1.4%	412	232	-	274	3,972	13,491	2,432	246,115
1.45%	1,325	-	-	145	1,596	-	8,588	389,643
1.5%	4,775	-	27	-	181	-	8,053	607,824
1.55%	2,300	-	-	70	7,412	-	40,339	3,188,072
1.6%	156	-	-	401	1,033	-	1,237	76,797
1.65%	342	-	-	1,422	3,811	-	8,168	597,659
1.7%	388	-	-	-	-	-	2,732	253,585
1.75%	750	-	-	5,984	4,037	-	59,216	5,912,637
1.8%	1,194	-	-	-	1,783	-	7,104	402,768
1.85%	192	-	-	1,198	471	-	3,651	213,576
1.9%	173	-	-	307	-	-	1,629	145,355
1.95%	190	-	-	638	753	-	8,759	942,191
2%	1	-	-	-	526	-	9,395	957,623
2.05%	552	-	-	-	204	-	1,914	149,751
2.1%	528	-	-	-	1,156	-	4,263	404,890
2.15%	45	-	-	-	1,669	-	4,647	344,221
2.2%	-	-	-	609	-	-	2,202	322,775
2.25%	-	-	-	-	-	-	1,858	547,881
2.3%	-	-	-	-	-	-	5,306	192,633
2.35%	-	-	-	93	-	-	5,845	1,301,203
2.4%	-	-	-	-	59	-	1,097	278,112
2.45%	-	-	-	-	-	-	1,327	138,456
2.5%	-	-	-	-	-	-	2,560	1,201,111
2.55%	-	-	-	-	-	-	212	127,894
2.6%	-	-	-	-	-	-	419	43,926
2.65%	-	-	-	-	-	-	65	19,363
2.7%	-	-	-	-	-	-	184	82,872
2.75%	-	-	-	-	-	-	6	17,534
2.8%	-	-	-	-	-	-	99	45,629
2.85%	-	-	-	-	-	-	83	24,487
2.9%	-	-	-	-	-	-	96	6,270
2.95%	-	-	-	-	-	-	40	26,584
3%	-	-	-	-	-	-	-	1,919
3.05%	-	-	-	-	-	-	-	4,578
3.1%	-	-	-	-	-	-	-	658
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	348
3.3%	-	-	-	-	-	-	7	-

	$18,784	$635	$142	$58,036	$45,790	$51,291	$265,117	$25,877,768

	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM2

0.4%	$-	$2	$-	$-	$-	$-	$-	$-
0.65%	1,728	9	30	1,771	-	-	-	-
0.75%	678	753	29	1,043	-	285	-	-
0.8%	457	686	1,824	348	-	346	53	-
0.85%	18	610	1,931	1,685	-	249	-	-
0.95%	4,494	1,569	2,273	1,391	803	8,549	-	-
1.05%	3,630	2,452	1,858	712	87	4,017	-	-
1.1%	347,185	23,872	52,773	326,712	633	3,403	-	256
1.15%	1,113,209	185,586	309,765	997,267	20,074	201,546	-	5,910
1.2%	5,580	1,279	1,771	3,838	5,311	176	-	569
1.25%	85,631	25,650	31,392	73,032	11,677	23,328	-	1,640
1.3%	322,473	128,693	163,244	253,772	40	75,001	2,795	-
1.35%	235,224	73,054	102,707	230,248	4,596	47,653	-	-
1.4%	88,514	51,681	67,043	25,313	1,057	48,757	3,866	2,420
1.45%	173,734	34,608	52,628	128,462	6,024	44,505	-	982
1.5%	191,286	57,842	88,767	173,978	5,093	63,845	-	824
1.55%	1,179,343	208,363	352,358	1,098,591	25,900	166,718	-	4,970
1.6%	31,070	19,076	39,137	28,895	2,807	23,597	-	109
1.65%	182,252	47,957	77,460	138,373	13,408	59,657	-	1,284
1.7%	125,912	24,469	37,723	106,437	4,760	9,970	-	815
1.75%	1,762,957	276,679	494,978	1,629,814	7,848	108,811	-	719
1.8%	150,982	41,330	88,963	95,192	15,736	66,633	-	3,568
1.85%	86,998	12,496	29,019	71,157	10,511	21,879	-	1,911
1.9%	135,984	10,391	16,281	134,222	2,905	13,308	-	960
1.95%	280,309	40,375	80,915	265,117	278	11,906	-	833
2%	301,276	48,963	91,804	292,247	1,261	44,588	-	-
2.05%	140,900	7,776	9,827	129,138	1,054	5,132	-	99
2.1%	130,222	23,530	45,232	113,227	3,485	11,133	-	198
2.15%	243,761	12,911	36,164	235,787	1,247	6,456	-	1,075
2.2%	174,163	11,562	27,398	168,074	-	11,065	-	-
2.25%	545,274	7,835	20,991	543,628	-	5,744	-	320
2.3%	149,105	9,105	19,275	160,355	60	4,197	-	-
2.35%	1,226,999	23,282	56,467	1,225,109	618	8,212	-	-
2.4%	252,586	4,576	5,341	252,669	-	317	-	-
2.45%	106,195	6,227	7,945	94,458	-	10,672	-	502
2.5%	1,209,312	19,331	31,151	1,221,035	-	95	-	-
2.55%	110,549	1,731	4,068	109,809	-	4,855	-	-
2.6%	48,644	3,878	2,904	43,526	-	-	-	-
2.65%	18,941	1,327	2,809	20,838	-	409	-	-
2.7%	80,627	698	2,790	80,938	-	59	-	-
2.75%	17,463	162	425	15,964	-	633	-	-
2.8%	21,449	1,177	567	20,116	-	404	-	-
2.85%	25,478	-	651	25,139	-	-	-	-
2.9%	5,423	536	1,242	5,522	-	-	-	-
2.95%	26,544	254	169	27,289	-	-	-	-
3%	1,912	-	-	1,970	-	-	-	-
3.05%	4,562	117	328	4,701	-	-	-	-
3.1%	657	-	-	677	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	336	-	-	360	-	-	-	-
3.3%	79	55	56	56	-	-	-	-

	$11,352,105	$1,454,515	$2,462,473	$10,580,002	$147,273	$1,118,110	$6,714	$29,964

(Continued)

96

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GEM3	GEM6	GVGU2	GVGU	GIG	GIG3	NVIE6	GEF3
0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	6	-
0.75%	-	1,953	-	-	-	-	802	-
0.8%	1,899	-	-	70	52	693	-	401
0.85%	-	948	-	-	-	-	92	-
0.95%	-	1,288	-	-	-	-	227	-
1.05%	-	2,961	-	-	-	-	434	-
1.1%	-	6,983	-	-	-	-	4,333	-
1.15%	-	169,389	210	-	-	-	32,786	-
1.2%	-	290	-	-	-	-	-	-
1.25%	-	17,581	307	-	-	-	3,469	-
1.3%	404,717	2,010	-	10,364	111	256,120	2,258	20,467
1.35%	-	41,877	-	-	-	-	10,010	-
1.4%	97,121	7,957	11	3,677	344	169,850	2,114	8,706
1.45%	-	37,506	6	-	-	-	18,092	-
1.5%	-	31,569	19	-	-	-	10,181	-
1.55%	-	141,790	449	-	-	-	37,030	-
1.6%	-	12,893	-	-	-	-	4,246	-
1.65%	-	36,144	70	-	-	-	12,316	-
1.7%	-	18,057	54	-	-	-	10,560	-
1.75%	-	95,764	11	-	-	-	60,035	-
1.8%	-	40,281	275	-	-	-	10,902	-
1.85%	-	15,442	-	-	-	-	6,183	-
1.9%	-	7,685	-	-	-	-	3,483	-
1.95%	-	27,437	-	-	-	-	9,940	-
2%	-	37,587	-	-	-	-	11,690	-
2.05%	-	3,202	-	-	-	-	1,889	-
2.1%	-	34,799	189	-	-	-	5,098	-
2.15%	-	8,596	-	-	-	-	2,733	-
2.2%	-	8,681	-	-	-	-	2,964	-
2.25%	-	3,605	-	-	-	-	1,418	-
2.3%	-	6,719	-	-	-	-	5,144	-
2.35%	-	4,238	-	-	-	-	8,346	-
2.4%	-	1,089	-	-	-	-	600	-
2.45%	-	13,971	-	-	-	-	685	-
2.5%	-	571	-	-	-	-	2,762	-
2.55%	-	2,700	-	-	-	-	1,290	-
2.6%	-	-	-	-	-	-	434	-
2.65%	-	3,216	-	-	-	-	25	-
2.7%	-	474	-	-	-	-	-	-
2.75%	-	2,647	-	-	-	-	475	-
2.8%	-	1,922	-	-	-	-	80	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$503,737	$851,822	$1,601	$14,111	$507	$426,663	$285,132	$29,574

	NVGWL6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2

0.4%	$-	$-	$-	$-	$-	$-	$197	$-
0.65%	-	-	1	-	1,519	-	229	459
0.75%	-	-	877	-	4,897	-	1,428	2,498
0.8%	-	3,606	-	4	-	52	63	637
0.85%	-	-	-	-	12,015	-	3,124	4,533
0.95%	-	-	182	-	102	-	-	-
1.05%	-	-	54	-	122	-	-	-
1.1%	1,140	-	5,693	-	45,372	3,499	812,078	754,241
1.15%	2,088	-	18,794	-	376,705	28,190	825,932	1,792,142
1.2%	-	-	110	-	3,864	494	7,784	4,883
1.25%	363	-	5,953	-	23,475	6,790	160,438	212,875
1.3%	924	815,529	4,060	18,079	9,517	12,988	421,479	448,057
1.35%	694	-	10,201	-	81,896	5,292	168,686	488,867
1.4%	-	475,900	3,354	3,041	40,046	1,807	21,861	6,179
1.45%	177	-	4,174	-	52,116	1,863	118,893	203,915
1.5%	1,616	-	6,527	-	52,159	1,902	188,385	386,815
1.55%	1,448	-	33,882	-	365,226	30,182	812,911	1,359,072
1.6%	1,367	-	2,593	-	14,368	9,671	12,570	2,970
1.65%	48	-	22,156	-	106,696	3,172	154,614	180,663
1.7%	21	-	888	-	54,532	2,656	51,081	127,076
1.75%	2,505	-	44,666	-	1,020,903	24,926	1,389,895	3,371,551
1.8%	1,843	-	7,082	-	104,571	11,072	80,269	130,265
1.85%	566	-	3,722	-	33,275	337	119,042	170,571
1.9%	-	-	1,202	-	13,061	23	133,452	369,276
1.95%	475	-	18,425	-	133,351	10,852	234,544	693,442
2%	468	-	15,525	-	355,335	11,515	331,421	444,444
2.05%	-	-	1,440	-	39,389	816	72,002	72,327
2.1%	229	-	10,657	-	63,246	10,653	115,699	217,968
2.15%	237	-	4,960	-	268,825	1,144	161,928	206,718
2.2%	39	-	31,546	-	66,205	5,385	200,604	208,751
2.25%	81	-	962	-	110,672	-	252,800	41,436
2.3%	1,543	-	5,474	-	13,825	115	135,383	220,100
2.35%	889	-	2,955	-	817,502	2,751	925,898	236,135
2.4%	330	-	601	-	72,899	4,256	153,418	53,518
2.45%	-	-	7,487	-	51,256	210	109,159	88,733
2.5%	72	-	1,230	-	3,416	-	2,053,800	219,212
2.55%	49	-	640	-	63,106	2,540	67,649	71,473
2.6%	-	-	-	-	34,437	24,690	40,178	211
2.65%	-	-	1,903	-	2,157	113	2,359	1,450
2.7%	-	-	-	-	14,772	-	146,396	13,098
2.75%	35	-	30	-	3,443	-	14,482	-
2.8%	-	-	-	-	10,069	497	1,094	1,041
2.85%	-	-	-	-	593	-	29,168	9,028
2.9%	-	-	-	-	4,317	-	865	-
2.95%	-	-	-	-	633	-	4,875	3,684
3%	-	-	-	-	-	-	537	1,193
3.05%	-	-	-	-	505	-	5,377	-
3.1%	-	-	-	-	170	-	1,031	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	62	-	-	-
3.25%	-	-	-	-	251	-	2,055	-
3.3%	-	-	-	-	-	-	-	-

	$19,247	$1,295,035	$280,006	$21,124	$4,546,873	$220,453	$10,547,133	$12,821,507

(Continued)

97

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	600	-	-	-	1,722	-	-
0.75%	-	2,813	2,880	204	-	4,744	2	-
0.8%	-	-	80	49	86	-	390	23,476
0.85%	1,851	1,307	468	3,722	-	13,217	506	-
0.95%	-	-	-	-	-	2,087	-	-
1.05%	-	-	-	-	-	1,274	115	-
1.1%	276,077	1,097,199	69,860	297,496	-	43,020	9,831	-
1.15%	541,136	1,737,808	571,121	517,586	-	269,172	24,921	-
1.2%	16,022	23,485	-	9,172	-	3,212	-	-
1.25%	75,662	202,190	29,364	73,951	-	22,979	7,795	-
1.3%	163,099	502,262	57,495	160,154	25,945	6,650	17,393	1,358,910
1.35%	107,579	385,878	116,227	104,631	-	55,124	4,520	-
1.4%	35,661	26,975	13,850	17,925	10,364	30,664	15,122	487,392
1.45%	78,467	215,280	68,896	82,556	-	41,241	4,941	-
1.5%	69,784	335,945	48,270	98,252	-	40,285	6,520	-
1.55%	618,985	1,458,620	492,427	621,802	-	232,461	42,615	-
1.6%	15,245	24,008	4,950	20,108	-	17,549	2,814	-
1.65%	198,746	303,772	133,242	105,025	-	78,697	22,394	-
1.7%	16,963	87,755	16,976	29,082	-	47,786	3,100	-
1.75%	1,027,620	3,076,112	980,909	779,920	-	688,235	78,829	-
1.8%	102,606	205,313	50,032	141,129	-	78,806	8,974	-
1.85%	53,517	77,203	43,724	48,667	-	30,360	7,059	-
1.9%	12,951	117,734	19,299	71,361	-	6,414	2,390	-
1.95%	190,365	512,401	111,359	118,499	-	82,682	20,563	-
2%	282,599	560,856	255,925	183,566	-	310,149	12,276	-
2.05%	5,545	42,763	37,140	9,056	-	34,389	2,858	-
2.1%	214,815	212,326	31,255	72,242	-	31,870	1,331	-
2.15%	13,236	134,893	110,948	39,502	-	178,385	6,130	-
2.2%	90,708	222,063	99,296	113,240	-	60,048	10,875	-
2.25%	27,475	20,918	13,113	37,042	-	138,792	1,287	-
2.3%	33,490	91,072	75,086	78,263	-	7,497	6,884	-
2.35%	56,135	259,429	87,003	53,111	-	858,264	7,560	-
2.4%	14,217	32,362	20,032	29,961	-	55,119	2,133	-
2.45%	19,670	40,222	11,817	13,866	-	44,206	3,828	-
2.5%	56,889	14,378	13,792	112,565	-	2,903	1,714	-
2.55%	13,114	38,747	1,200	6,838	-	60,301	104	-
2.6%	10,193	7,686	4,811	9,633	-	37,969	-	-
2.65%	1,168	11,803	1,320	2,601	-	1,176	634	-
2.7%	4,873	6,158	3,981	37,028	-	13,784	1,772	-
2.75%	1,435	3,991	-	979	-	4,630	-	-
2.8%	7,320	-	-	1,355	-	1,964	-	-
2.85%	966	7,533	-	5,872	-	536	-	-
2.9%	-	1,516	604	4,036	-	3,650	-	-
2.95%	714	5,065	-	23,273	-	347	-	-
3%	-	-	-	-	-	-	-	-
3.05%	3,162	-	-	-	-	339	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	199	21	-	-	318	-	-
3.3%	-	-	-	-	-	-	-	-

	$4,460,060	$12,108,640	$3,598,773	$4,135,320	$36,395	$3,645,017	$340,180	$1,869,778

	TRF2	GVGF2	GVGFS	GBF	CAF	GVGH2	GVGHS	GVGH6

0.4%	$-	$-	$-	$6	$-	$-	$-	$-
0.65%	1,444	-	-	2,228	-	-	-	-
0.75%	3,760	-	-	7,780	-	-	-	-
0.8%	-	-	89	3,833	5,024	-	43	-
0.85%	11,125	-	-	16,682	-	-	-	-
0.95%	2,215	81	-	16,006	-	89	-	345
1.05%	3,443	-	-	11,442	-	-	-	370
1.1%	43,327	-	-	67,587	-	15	-	273
1.15%	399,191	725	-	826,688	-	791	-	10,317
1.2%	3,928	121	-	6,158	-	-	-	20
1.25%	25,644	492	-	82,660	-	1,201	-	1,897
1.3%	6,544	-	6,524	1,200,218	335,641	-	13,693	23
1.35%	91,811	-	-	214,195	-	-	-	2,713
1.4%	40,157	54	1,888	585,944	110,787	141	5,245	491
1.45%	53,955	20	-	157,201	-	211	-	3,040
1.5%	55,206	47	-	129,809	-	264	-	2,353
1.55%	384,814	302	-	712,051	-	935	-	12,504
1.6%	12,026	10	-	41,286	-	-	-	1,008
1.65%	112,191	79	-	244,474	-	324	-	6,608
1.7%	57,710	-	-	95,698	-	275	-	4,534
1.75%	1,029,500	7	-	1,365,853	-	117	-	8,388
1.8%	101,863	1,241	-	242,642	-	1,310	-	9,934
1.85%	35,657	23	-	69,143	-	400	-	2,526
1.9%	11,517	-	-	22,072	-	74	-	327
1.95%	133,002	-	-	200,741	-	-	-	759
2%	323,757	-	-	466,658	-	-	-	3,888
2.05%	41,033	-	-	61,078	-	94	-	488
2.1%	63,210	32	-	94,875	-	60	-	3,345
2.15%	275,118	3	-	317,567	-	3	-	417
2.2%	63,282	-	-	158,630	-	37	-	1,450
2.25%	102,236	-	-	169,362	-	-	-	4
2.3%	11,586	-	-	22,756	-	-	-	349
2.35%	778,079	-	-	1,061,887	-	-	-	271
2.4%	73,285	-	-	98,405	-	14	-	580
2.45%	36,994	-	-	54,415	-	-	-	764
2.5%	2,953	-	-	21,075	-	-	-	13
2.55%	60,328	-	-	76,059	-	-	-	165
2.6%	33,987	-	-	48,610	-	-	-	47
2.65%	1,500	-	-	5,226	-	-	-	288
2.7%	15,621	-	-	19,823	-	-	-	50
2.75%	3,864	-	-	13,872	-	-	-	313
2.8%	1,794	-	-	2,738	-	-	-	-
2.85%	616	-	-	570	-	-	-	-
2.9%	4,144	-	-	6,001	-	-	-	-
2.95%	672	-	-	810	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	483	-	-	600	-	-	-	-
3.1%	167	-	-	172	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	61	-	-	62	-	-	-	-
3.25%	224	-	-	352	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$4,515,024	$3,237	$8,501	$9,024,000	$451,452	$6,355	$18,981	$80,862

(Continued)

98

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

0.4%	$-	$-	$-	$-	$-	$2,736	$-	$214
0.65%	2	-	5	845	1,643	5,500	1,949	2,172
0.75%	-	395	1,429	6,268	2,540	13,140	3,853	2,690
0.8%	28	4,196	1	89	404	4,248	8,099	2,914
0.85%	1,008	940	6,676	3,154	2,556	14,104	2,287	7,949
0.95%	777	1,069	-	-	1,885	8,495	6,938	3,853
1.05%	1,704	1,565	99	-	1,562	5,842	10,051	500
1.1%	21,317	10,575	188,704	230,105	169,388	745,012	188,907	216,222
1.15%	31,913	245,780	306,569	624,642	690,601	3,624,410	2,414,562	1,054,722
1.2%	290	4,789	90	56	12,524	23,502	45,848	5,998
1.25%	1,243	40,614	49,565	42,867	75,036	426,870	233,329	176,033
1.3%	15,217	135,578	223,022	265,564	236,958	735,334	357,368	236,362
1.35%	5,479	68,104	63,895	106,614	107,557	802,399	521,293	275,828
1.4%	9,811	88,047	6,567	3,150	165,123	499,481	374,266	167,647
1.45%	6,328	42,753	11,410	114,211	118,104	414,478	303,357	201,132
1.5%	3,587	86,588	77,244	115,405	102,490	514,097	258,543	147,476
1.55%	24,581	192,844	229,361	469,825	683,177	2,771,092	2,150,391	858,656
1.6%	857	25,985	9,556	9,801	17,069	183,461	90,433	65,390
1.65%	1,793	482,371	26,727	55,982	216,057	1,464,352	1,356,313	363,781
1.7%	1,438	78,160	3,037	14,436	24,528	329,927	230,903	64,213
1.75%	22,330	1,010,646	353,662	893,155	968,199	7,278,305	5,982,886	1,693,664
1.8%	15,866	86,481	12,545	33,420	321,009	689,924	481,352	291,573
1.85%	2,789	126,286	4,121	21,773	73,766	393,477	373,680	104,448
1.9%	406	122,766	31,810	3,498	67,786	328,275	302,705	157,557
1.95%	5,635	297,381	85,437	235,051	90,052	1,206,463	1,084,600	237,016
2%	13,602	441,274	63,721	94,912	389,211	3,827,268	1,021,128	728,136
2.05%	544	374,313	5,889	4,820	29,575	618,870	634,257	123,179
2.1%	1,001	224,702	32,755	66,997	81,394	445,984	532,154	77,188
2.15%	1,112	455,653	24,085	39,112	66,395	1,984,113	1,669,811	406,385
2.2%	1,953	52,147	18,006	27,292	135,024	724,678	280,888	141,344
2.25%	1,046	386,173	50,393	4,865	29,169	749,029	358,000	558,000
2.3%	1,336	166,123	16,370	12,870	41,062	271,713	295,417	79,800
2.35%	4,859	737,857	70,143	18,622	124,835	5,923,282	1,472,138	1,798,495
2.4%	114	67,079	3,990	1,878	22,277	492,375	270,443	236,991
2.45%	682	88,583	4,139	9,805	20,156	195,520	115,851	72,062
2.5%	778	52,231	88,516	26	43,941	588,548	166,453	427,538
2.55%	15	149,766	5,328	9,276	29,839	571,217	197,700	106,029
2.6%	103	42,022	8,512	-	12,501	195,860	67,356	25,126
2.65%	-	9,607	5,505	337	6,721	10,338	29,800	172
2.7%	-	52,563	8,642	5	5,355	198,631	66,006	42,477
2.75%	159	7,156	1,692	-	8,190	22,196	25,958	6,420
2.8%	-	26,866	375	-	20,333	11,012	14,190	6,941
2.85%	-	2,977	13,686	-	4,205	16,334	4,074	7,238
2.9%	-	14,128	23,298	-	-	44,122	40,308	8,671
2.95%	-	873	4,023	-	-	11,390	2,795	10,965
3%	-	7,259	-	-	-	2,468	31,823	12,005
3.05%	-	7,162	8,494	-	-	1,433	9,307	1,248
3.1%	-	2,244	-	-	-	8,068	5,174	-
3.15%	-	-	-	-	-	-	97	-
3.2%	-	-	1,121	-	-	-	-	787
3.25%	-	-	-	-	-	1,452	-	-
3.3%	-	-	-	-	-	-	-	-

	$201,703	$6,522,671	$2,150,215	$3,540,728	$5,220,197	$39,400,825	$24,095,041	$11,215,207

	GVUSL	MCIF	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6

0.4%	$-	$6	$18	$-	$-	$-	$-	$4
0.65%	-	5	1,131	-	1,255	-	-	33
0.75%	-	104	4,653	-	3,383	-	-	30
0.8%	170	1,713	13,327	1,890	-	-	203	-
0.85%	-	506	4,674	-	9,606	-	-	27
0.95%	-	1,132	7,301	-	917	340	-	3,191
1.05%	-	1,404	4,000	-	1,725	-	-	1,752
1.1%	-	4,721	75,832	-	41,646	-	-	19,036
1.15%	-	123,311	788,565	-	374,681	2,498	-	116,588
1.2%	-	1,526	3,131	-	3,798	-	-	1,310
1.25%	-	26,895	95,273	-	27,193	466	-	9,822
1.3%	9,969	378,573	1,972,779	398,242	6,839	-	71,194	8,646
1.35%	-	37,582	179,149	-	81,423	-	-	23,658
1.4%	1,817	124,921	1,041,855	186,083	37,704	303	30,632	6,990
1.45%	-	37,099	200,819	-	59,562	477	-	15,360
1.5%	-	20,983	231,244	-	50,480	718	-	20,181
1.55%	-	126,158	786,269	-	368,415	4,363	-	110,947
1.6%	-	11,281	105,128	-	10,929	213	-	4,752
1.65%	-	42,687	205,074	-	104,943	411	-	25,202
1.7%	-	18,168	66,521	-	50,881	81	-	15,325
1.75%	-	98,896	981,546	-	944,268	86	-	156,344
1.8%	-	40,527	309,410	-	96,423	823	-	23,478
1.85%	-	9,886	120,399	-	37,550	471	-	11,867
1.9%	-	8,135	37,291	-	11,335	457	-	11,769
1.95%	-	31,223	171,725	-	126,865	193	-	26,970
2%	-	41,441	321,713	-	287,600	-	-	36,547
2.05%	-	27,899	66,768	-	37,835	1,726	-	10,712
2.1%	-	10,317	140,448	-	61,349	635	-	14,216
2.15%	-	16,708	140,472	-	246,899	108	-	9,470
2.2%	-	12,791	227,360	-	56,397	-	-	7,668
2.25%	-	6,780	88,270	-	85,382	-	-	5,913
2.3%	-	8,640	44,519	-	10,765	-	-	13,229
2.35%	-	17,071	279,813	-	633,695	-	-	21,042
2.4%	-	4,113	38,147	-	66,020	-	-	2,398
2.45%	-	3,965	42,905	-	34,056	-	-	5,945
2.5%	-	6,277	50,552	-	2,779	-	-	12,951
2.55%	-	594	22,202	-	49,334	-	-	2,212
2.6%	-	114	18,267	-	25,645	-	-	1,417
2.65%	-	671	4,623	-	1,787	-	-	1,110
2.7%	-	417	4,553	-	12,268	-	-	530
2.75%	-	414	7,897	-	3,571	-	-	632
2.8%	-	6,834	2,359	-	1,796	-	-	3,504
2.85%	-	-	1,524	-	481	-	-	-
2.9%	-	-	1,303	-	3,635	-	-	767
2.95%	-	85	276	-	596	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	302	339	-	477	-	-	-
3.1%	-	-	-	-	167	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	72	-	-	-
3.25%	-	-	93	-	182	-	-	-
3.3%	-	-	23	-	-	-	-	39

	$11,956	$1,312,875	$8,911,540	$586,215	$4,074,609	$14,369	$102,029	$763,584

(Continued)

99

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	660	-	-	-	669	1,009	-
0.75%	-	1,892	-	362	-	1,797	2,550	-
0.8%	725	-	169	45	5,011	-	2,530	193
0.85%	-	5,063	-	28	-	5,189	7,203	-
0.95%	-	1,755	-	921	-	3,336	-	-
1.05%	-	2,101	-	711	-	2,302	-	-
1.1%	-	23,933	-	8,305	-	30,951	33,978	-
1.15%	-	251,416	-	68,212	-	276,313	260,298	-
1.2%	-	3,585	-	1,757	-	2,518	2,402	-
1.25%	-	28,983	-	19,555	-	30,203	17,756	-
1.3%	91,507	4,535	25,232	18,543	2,128,305	4,790	1,747,739	58,596
1.35%	-	59,893	-	15,560	-	69,195	64,708	-
1.4%	26,217	24,281	9,020	12,529	459,827	23,797	555,319	14,768
1.45%	-	41,836	-	14,450	-	48,593	38,041	-
1.5%	-	44,160	-	25,269	-	44,309	32,978	-
1.55%	-	268,827	-	97,299	-	267,679	266,450	-
1.6%	-	11,559	-	5,457	-	8,317	7,315	-
1.65%	-	84,402	-	27,338	-	93,780	75,399	-
1.7%	-	43,607	-	16,505	-	39,548	37,942	-
1.75%	-	547,987	-	78,221	-	580,827	692,854	-
1.8%	-	86,625	-	51,315	-	74,197	67,694	-
1.85%	-	27,880	-	19,026	-	31,719	25,455	-
1.9%	-	9,464	-	2,243	-	12,946	6,764	-
1.95%	-	80,948	-	21,454	-	84,545	99,500	-
2%	-	184,437	-	22,689	-	176,338	196,298	-
2.05%	-	29,068	-	15,620	-	25,006	29,029	-
2.1%	-	48,389	-	9,793	-	39,028	45,339	-
2.15%	-	147,122	-	13,634	-	149,201	186,726	-
2.2%	-	41,146	-	6,824	-	37,144	39,906	-
2.25%	-	53,555	-	5,999	-	55,813	67,731	-
2.3%	-	11,600	-	8,558	-	11,862	9,406	-
2.35%	-	365,874	-	8,602	-	387,054	439,572	-
2.4%	-	38,650	-	1,988	-	42,499	48,691	-
2.45%	-	21,077	-	3,656	-	23,605	24,393	-
2.5%	-	8,347	-	10,102	-	8,843	6,816	-
2.55%	-	29,091	-	338	-	28,723	33,825	-
2.6%	-	15,663	-	1,035	-	21,079	17,753	-
2.65%	-	911	-	1,640	-	993	783	-
2.7%	-	7,348	-	612	-	7,319	8,350	-
2.75%	-	2,144	-	26	-	2,576	2,255	-
2.8%	-	1,138	-	30	-	2,047	1,094	-
2.85%	-	261	-	-	-	250	310	-
2.9%	-	2,062	-	-	-	2,042	2,555	-
2.95%	-	357	-	81	-	322	485	-
3%	-	-	-	-	-	-	-	-
3.05%	-	244	-	-	-	245	368	-
3.1%	-	106	-	-	-	85	146	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	34	-	-	-	34	53	-
3.25%	-	108	-	-	-	106	128	-
3.3%	-	-	-	-	-	-	-	-

	$118,449	$2,664,124	$34,421	$616,332	$2,593,143	$2,759,734	$5,207,896	$73,557

	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	GGTC

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	16	-	-	-	-	72	38	-
0.75%	-	-	-	-	4	299	-	-
0.8%	-	2,439	-	6,847	-	540	170	2
0.85%	-	-	354	-	344	157	7,257	-
0.95%	193	-	1,210	-	4,321	5,627	1,253	-
1.05%	-	-	174	-	2,555	3,629	1,978	-
1.1%	1,349	-	2,074	-	7,000	19,071	25,206	-
1.15%	26,551	-	53,321	-	128,466	151,290	160,947	-
1.2%	14	-	345	-	733	828	748	-
1.25%	6,235	-	20,395	-	31,986	30,530	9,539	-
1.3%	1,194	354,705	1,541	755,260	3,253	161,510	70,397	584
1.35%	5,111	-	19,298	-	54,870	41,375	29,696	-
1.4%	2,598	138,690	3,442	353,489	7,183	65,792	32,428	103
1.45%	12,090	-	22,725	-	35,806	53,226	36,438	-
1.5%	7,678	-	11,031	-	24,501	34,409	34,246	-
1.55%	35,688	-	63,710	-	88,392	169,920	118,450	-
1.6%	2,978	-	4,786	-	7,457	16,451	18,248	-
1.65%	6,572	-	19,594	-	33,189	44,034	31,835	-
1.7%	5,794	-	8,477	-	25,821	13,456	17,357	-
1.75%	25,183	-	28,990	-	67,843	193,193	221,847	-
1.8%	9,459	-	23,821	-	27,999	48,794	27,024	-
1.85%	3,554	-	9,271	-	8,244	22,787	18,267	-
1.9%	2,244	-	5,666	-	13,844	14,896	21,181	-
1.95%	5,299	-	9,175	-	12,576	41,716	37,921	-
2%	4,246	-	21,067	-	15,096	38,039	48,928	-
2.05%	1,994	-	2,763	-	3,754	15,204	11,961	-
2.1%	2,065	-	7,067	-	7,318	24,964	28,846	-
2.15%	2,118	-	3,172	-	6,135	17,032	24,606	-
2.2%	1,467	-	2,136	-	4,456	17,325	24,530	-
2.25%	2,031	-	1,778	-	1,692	20,104	24,946	-
2.3%	372	-	2,691	-	5,498	12,673	11,382	-
2.35%	5,520	-	4,795	-	4,477	73,643	57,622	-
2.4%	709	-	466	-	970	5,005	12,222	-
2.45%	280	-	1,792	-	468	16,210	6,239	-
2.5%	2,419	-	1,097	-	1,186	45,434	58,502	-
2.55%	62	-	310	-	1,132	3,024	5,162	-
2.6%	153	-	194	-	174	5,502	13,017	-
2.65%	187	-	-	-	8	-	2,300	-
2.7%	-	-	290	-	138	902	2,616	-
2.75%	-	-	-	-	-	520	3,111	-
2.8%	167	-	6,647	-	223	503	648	-
2.85%	-	-	-	-	326	1,618	640	-
2.9%	-	-	24	-	375	-	1,074	-
2.95%	-	-	-	-	219	373	301	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	55	-

	$183,590	$495,834	$365,689	$1,115,596	$640,032	$1,431,677	$1,261,179	$689

(Continued)

100

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GGTC2	GGTC3	GGTC6	GVUG2	GVUGL	NVOLG1	NVOLG2	NVTIV3

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	18	1,346
0.75%	-	-	-	-	-	-	2	3,880
0.8%	-	126	-	-	59	664	-	-
0.85%	-	-	-	-	-	-	22	11,079
0.95%	-	-	120	69	-	-	384	-
1.05%	-	-	149	-	-	-	972	-
1.1%	4	-	253	263	-	-	4,296	62,785
1.15%	874	-	8,150	9,202	-	-	49,304	462,239
1.2%	-	-	122	209	-	-	494	3,920
1.25%	656	-	1,550	1,393	-	-	11,707	27,378
1.3%	-	15,133	-	-	7,648	241,453	2,557	38,324
1.35%	-	-	3,151	4,405	-	-	16,996	101,962
1.4%	77	6,017	451	340	2,378	97,216	4,262	44,764
1.45%	67	-	2,477	2,242	-	-	12,641	58,923
1.5%	109	-	2,043	3,320	-	-	11,729	63,197
1.55%	274	-	12,348	13,926	-	-	51,361	441,279
1.6%	9	-	723	1,192	-	-	4,278	10,129
1.65%	152	-	10,907	5,250	-	-	15,724	114,574
1.7%	63	-	4,041	994	-	-	5,076	56,589
1.75%	67	-	5,802	10,454	-	-	40,010	1,158,125
1.8%	196	-	4,232	6,434	-	-	17,419	103,506
1.85%	116	-	1,366	849	-	-	7,895	35,311
1.9%	328	-	420	1,270	-	-	2,575	12,277
1.95%	189	-	2,767	2,247	-	-	8,803	170,615
2%	-	-	5,016	2,741	-	-	16,910	334,403
2.05%	23	-	227	1,968	-	-	5,354	40,503
2.1%	32	-	2,514	1,102	-	-	6,746	78,036
2.15%	148	-	948	1,910	-	-	8,375	285,502
2.2%	-	-	1,486	1,480	-	-	5,384	66,969
2.25%	-	-	207	231	-	-	2,334	88,274
2.3%	-	-	756	129	-	-	2,522	16,599
2.35%	-	-	579	758	-	-	6,336	705,293
2.4%	-	-	450	639	-	-	1,941	75,293
2.45%	135	-	600	597	-	-	1,529	41,798
2.5%	-	-	42	1,008	-	-	1,201	2,918
2.55%	-	-	368	223	-	-	644	56,556
2.6%	-	-	-	95	-	-	538	28,151
2.65%	-	-	186	-	-	-	124	2,244
2.7%	-	-	147	90	-	-	278	13,927
2.75%	-	-	604	-	-	-	10	3,629
2.8%	-	-	135	67	-	-	2,406	1,751
2.85%	-	-	-	-	-	-	11	562
2.9%	-	-	-	10	-	-	4	4,109
2.95%	-	-	-	24	-	-	21	703
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	530
3.1%	-	-	-	-	-	-	-	224
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	83
3.25%	-	-	-	-	-	-	-	192
3.3%	-	-	-	-	-	-	-	-

	$3,519	$21,276	$75,337	$77,131	$10,085	$339,333	$331,193	$4,830,451

	EIF2	NVRE1	NVRE2	AMTB	PMVFAD	PMVLAD	AVBV2	AVCA2

0.4%	$-	$-	$-	$-	$-	$7	$-	$-
0.65%	269	-	-	1,262	-	846	-	-
0.75%	976	-	168	6,076	176	3,333	-	-
0.8%	145	4,619	-	341	115	258	-	125
0.85%	3,002	-	9	8,142	243	6,882	-	-
0.95%	228	-	6,374	7,491	211	7,697	-	668
1.05%	107	-	1,562	947	52	5,342	-	1,510
1.1%	31,081	-	4,651	40,303	3,660	56,219	-	611
1.15%	214,331	-	183,642	337,616	44,616	322,136	2	11,990
1.2%	2,054	-	480	4,137	130	2,000	-	-
1.25%	28,905	-	27,105	31,700	4,324	35,592	-	3,267
1.3%	59,912	606,361	1,753	306,311	23,749	116,842	-	2,932
1.35%	45,047	-	43,502	62,403	14,501	81,011	-	1,110
1.4%	28,480	275,977	10,590	183,557	9,072	72,174	-	2,730
1.45%	31,525	-	44,905	82,957	4,956	49,149	-	2,827
1.5%	67,644	-	35,184	60,479	5,322	70,875	-	5,345
1.55%	233,146	-	158,337	318,295	24,653	316,021	149	14,619
1.6%	15,221	-	11,554	16,073	12,714	34,230	-	761
1.65%	58,151	-	38,504	118,716	4,771	79,767	-	3,726
1.7%	49,163	-	23,835	50,146	1,883	32,847	-	4,548
1.75%	495,967	-	101,155	625,951	21,730	662,064	-	15,646
1.8%	66,104	-	62,445	123,518	5,965	82,613	-	4,983
1.85%	26,070	-	21,928	42,261	955	25,863	-	4,872
1.9%	11,059	-	7,668	18,271	493	18,160	-	4,302
1.95%	76,089	-	18,213	86,478	4,247	129,059	-	2,398
2%	129,925	-	26,755	294,687	8,707	186,706	-	4,927
2.05%	21,903	-	7,413	40,000	1,229	24,360	-	5,353
2.1%	42,764	-	20,303	51,453	2,980	38,894	-	2,906
2.15%	108,374	-	5,166	130,449	704	128,020	-	4,277
2.2%	34,845	-	14,129	63,995	1,923	93,558	-	430
2.25%	17,442	-	2,449	130,319	8	51,378	-	1,200
2.3%	16,146	-	6,569	18,534	124	13,210	-	1,441
2.35%	175,839	-	2,655	730,674	-	355,146	-	5,374
2.4%	26,404	-	2,400	46,309	608	35,088	-	1,081
2.45%	12,724	-	2,567	38,113	1,862	31,475	-	947
2.5%	14,244	-	24	18,739	-	3,246	-	1,726
2.55%	17,309	-	919	46,135	1,025	28,581	-	332
2.6%	6,284	-	-	33,528	-	14,103	-	795
2.65%	1,848	-	106	2,573	-	1,905	-	-
2.7%	3,781	-	115	11,901	-	6,488	-	104
2.75%	1,933	-	-	8,601	-	2,095	-	-
2.8%	1,549	-	3,380	1,842	-	5,240	-	151
2.85%	169	-	-	953	-	251	-	-
2.9%	1,085	-	-	2,865	-	1,857	-	-
2.95%	374	-	-	406	-	293	-	214
3%	67	-	-	-	-	-	-	-
3.05%	143	-	-	568	-	236	-	-
3.1%	82	-	-	-	-	86	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	30	-	-	-	-	30	-	-
3.25%	23	-	-	259	-	104	-	-
3.3%	-	-	-	-	-	-	-	-

	$2,179,963	$886,957	$898,514	$4,206,334	$207,708	$3,233,337	$151	$120,228

(Continued)

101

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	AVCD2	ALVGIB	ALVSVB	CHSMM	ACVB	ACVCA	ACVIG	ACVIG2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	2	-	-	-	-	-
0.75%	-	-	103	4,131	-	-	-	-
0.8%	121	-	184	-	1,516	-	302	-
0.85%	8	-	26	11,579	-	-	-	-
0.95%	1,360	2,609	1,327	57,381	-	-	-	3,984
1.05%	179	1,690	2,260	65,778	-	-	-	3,278
1.1%	3,010	444	11,395	-	-	-	-	-
1.15%	33,478	11,338	48,827	-	-	-	-	13,276
1.2%	369	766	443	-	-	-	-	-
1.25%	8,948	12,204	10,315	-	-	-	-	5,327
1.3%	10,135	1,531	40,265	-	350,725	1,258	145,849	-
1.35%	9,962	73	12,834	2,614	-	-	-	326
1.4%	5,198	814	21,467	-	159,208	141	51,985	2,858
1.45%	9,745	9,818	12,013	1,382	-	-	-	5,109
1.5%	9,238	10,773	16,420	-	-	-	-	2,731
1.55%	38,431	18,678	73,845	1,481	-	-	-	19,367
1.6%	3,332	2,622	4,735	-	-	-	-	1,435
1.65%	11,835	6,496	24,910	-	-	-	-	3,205
1.7%	3,763	3,321	12,906	-	-	-	-	477
1.75%	48,044	8,257	65,956	-	-	-	-	1,923
1.8%	10,087	16,632	29,145	-	-	-	-	7,342
1.85%	4,613	1,198	7,053	-	-	-	-	2,638
1.9%	2,492	3,176	2,896	-	-	-	-	1,084
1.95%	17,765	2,268	26,661	-	-	-	-	4,698
2%	9,334	1,501	20,202	-	-	-	-	266
2.05%	7,914	2,413	4,262	-	-	-	-	1,531
2.1%	18,545	2,636	4,494	-	-	-	-	7,154
2.15%	16,515	1,791	11,911	-	-	-	-	67
2.2%	4,563	47	3,685	-	-	-	-	331
2.25%	2,386	749	3,065	-	-	-	-	-
2.3%	9,064	1,811	11,998	-	-	-	-	40
2.35%	12,068	-	9,985	-	-	-	-	-
2.4%	2,576	591	3,241	-	-	-	-	93
2.45%	4,578	35	9,317	-	-	-	-	6
2.5%	7,545	-	9,093	-	-	-	-	-
2.55%	2,679	95	991	-	-	-	-	139
2.6%	199	376	1,416	-	-	-	-	401
2.65%	-	-	-	-	-	-	-	-
2.7%	224	-	298	-	-	-	-	-
2.75%	1,554	-	569	-	-	-	-	-
2.8%	-	111	81	-	-	-	-	20
2.85%	541	-	-	-	-	-	-	-
2.9%	-	-	1	-	-	-	-	-
2.95%	200	-	-	-	-	-	-	-
3%	40	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$332,638	$126,864	$520,597	$144,346	$511,449	$1,399	$198,136	$89,106

	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU2	ACVV	ACVV2

0.4%	$12	$-	$-	$-	$-	$-	$-	$-
0.65%	138	-	-	-	7	-	-	-
0.75%	901	-	-	-	853	-	-	364
0.8%	1,123	-	-	1,328	-	-	2,160	-
0.85%	7,769	-	-	-	1,498	-	-	935
0.95%	13,786	-	-	-	975	-	-	3,627
1.05%	7,557	-	-	-	942	-	-	4,980
1.1%	36,478	-	-	-	17,186	-	-	14,977
1.15%	311,263	-	-	-	90,648	-	-	168,661
1.2%	2,416	-	-	-	303	-	-	1,125
1.25%	66,818	-	-	-	11,052	-	-	37,017
1.3%	247,196	180	4	55,197	5,554	-	507,799	1,225
1.35%	70,701	-	-	-	27,123	-	-	65,795
1.4%	130,602	207	-	23,702	8,697	-	197,340	24,042
1.45%	77,265	-	-	-	24,742	-	-	44,390
1.5%	69,261	-	-	-	18,607	-	-	29,389
1.55%	363,470	-	-	-	108,792	167	-	121,634
1.6%	42,346	-	-	-	7,458	-	-	11,580
1.65%	110,008	-	-	-	21,099	-	-	56,057
1.7%	24,595	-	-	-	13,596	-	-	22,806
1.75%	353,916	-	-	-	135,257	-	-	139,275
1.8%	115,293	-	-	-	28,586	-	-	57,848
1.85%	36,217	-	-	-	12,974	-	-	23,637
1.9%	10,774	-	-	-	6,689	-	-	14,636
1.95%	75,386	-	-	-	35,723	-	-	20,225
2%	82,725	-	-	-	22,096	-	-	25,917
2.05%	24,028	-	-	-	5,884	-	-	24,840
2.1%	67,039	-	-	-	23,001	-	-	14,475
2.15%	31,039	-	-	-	20,021	-	-	32,743
2.2%	48,751	-	-	-	52,100	-	-	9,307
2.25%	26,019	-	-	-	4,741	-	-	13,489
2.3%	31,581	-	-	-	6,455	-	-	11,473
2.35%	51,914	-	-	-	18,607	-	-	37,009
2.4%	8,625	-	-	-	4,024	-	-	10,718
2.45%	10,597	-	-	-	3,316	-	-	4,941
2.5%	39,963	-	-	-	21,417	-	-	14,901
2.55%	9,619	-	-	-	1,984	-	-	846
2.6%	9,930	-	-	-	1,676	-	-	2,370
2.65%	132	-	-	-	1,228	-	-	425
2.7%	374	-	-	-	3,472	-	-	2,897
2.75%	170	-	-	-	7	-	-	-
2.8%	409	-	-	-	389	-	-	809
2.85%	538	-	-	-	543	-	-	1,236
2.9%	114	-	-	-	46	-	-	1,651
2.95%	568	-	-	-	273	-	-	238
3%	41	-	-	-	-	-	-	-
3.05%	296	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	80	-	-	-	48	-	-	52

	$2,619,843	$387	$4	$80,227	$769,689	$167	$707,299	$1,074,562

(Continued)

102

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	ACVVS1	ACVVS2	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS

0.4%	$-	$-	$2	$-	$10	$-	$-	$-
0.65%	-	-	62	-	7	-	-	-
0.75%	-	-	745	-	1,423	-	-	469
0.8%	-	-	382	8,590	-	2,189	884	-
0.85%	-	-	1,477	-	3,598	-	-	20
0.95%	-	-	3,219	-	16,989	-	-	3,834
1.05%	-	-	3,580	-	12,982	-	-	3,753
1.1%	-	-	7,060	-	29,412	-	-	6,552
1.15%	-	-	112,196	-	281,924	-	-	54,737
1.2%	-	-	1,013	-	8,602	-	-	-
1.25%	-	-	16,996	-	45,222	-	-	11,964
1.3%	101	-	122,245	2,123,380	7,284	446,373	246,192	6,872
1.35%	-	-	24,478	-	55,774	-	-	11,067
1.4%	-	-	41,702	1,064,010	25,591	124,019	89,245	5,171
1.45%	-	-	34,610	-	73,875	-	-	15,038
1.5%	-	-	23,728	-	72,424	-	-	17,647
1.55%	-	-	105,776	-	193,223	-	-	70,592
1.6%	-	-	6,594	-	23,935	-	-	3,560
1.65%	-	1	23,465	-	70,894	-	-	18,829
1.7%	-	-	12,210	-	15,117	-	-	5,722
1.75%	-	-	139,703	-	158,278	-	-	55,778
1.8%	-	-	47,657	-	59,674	-	-	19,779
1.85%	-	-	8,876	-	28,519	-	-	11,723
1.9%	-	-	3,431	-	19,084	-	-	4,236
1.95%	-	-	25,976	-	30,952	-	-	25,409
2%	-	-	26,122	-	71,172	-	-	13,642
2.05%	-	-	5,061	-	26,885	-	-	3,794
2.1%	-	-	13,437	-	19,080	-	-	9,523
2.15%	-	-	25,005	-	19,914	-	-	9,576
2.2%	-	-	8,349	-	10,722	-	-	4,338
2.25%	-	-	3,584	-	8,275	-	-	4,854
2.3%	-	-	3,823	-	12,479	-	-	10,849
2.35%	-	-	26,523	-	16,912	-	-	9,873
2.4%	-	-	6,064	-	6,617	-	-	1,803
2.45%	-	-	2,146	-	2,467	-	-	2,699
2.5%	-	-	4,186	-	7,181	-	-	9,789
2.55%	-	-	2,137	-	1,020	-	-	1,017
2.6%	-	-	3,119	-	3,494	-	-	5,090
2.65%	-	-	595	-	999	-	-	71
2.7%	-	-	607	-	1,966	-	-	378
2.75%	-	-	230	-	475	-	-	1,040
2.8%	-	-	200	-	4	-	-	590
2.85%	-	-	29	-	623	-	-	-
2.9%	-	-	159	-	-	-	-	-
2.95%	-	-	35	-	-	-	-	-
3%	-	-	-	-	-	-	-	38
3.05%	-	-	38	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	7	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$101	$1	$898,639	$3,195,980	$1,445,078	$572,581	$336,321	$441,716

	DVDLS	DGI	FCA2S	FALFS	FVMOS	FQB	FQBS	FC2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	-	446	-	-	-	796	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	434	-	138	11	-	-	2,574	1,828
1.05%	49	-	91	-	-	-	1,641	4,774
1.1%	-	-	373	-	17	-	2,509	20,716
1.15%	7,551	-	5,135	308	1,436	-	104,390	484,409
1.2%	-	-	136	-	-	-	8,744	5,187
1.25%	980	-	3,194	242	62	-	41,543	130,204
1.3%	-	133,264	-	-	4,309	121,144	770	7,485
1.35%	76	-	-	-	367	-	36,884	209,383
1.4%	132	57,505	445	3	2,314	55,679	8,179	53,072
1.45%	589	-	1,340	160	1,251	-	36,409	152,744
1.5%	608	-	2,792	282	135	-	37,939	129,717
1.55%	2,872	-	7,809	754	2,039	-	120,402	431,624
1.6%	563	-	1,412	252	207	-	9,871	55,071
1.65%	866	-	1,680	210	179	-	63,229	190,063
1.7%	932	-	864	92	140	-	21,437	58,599
1.75%	520	-	897	17	1,126	-	109,079	399,061
1.8%	1,043	-	1,788	107	1,498	-	88,083	197,776
1.85%	144	-	1,197	39	140	-	15,117	95,917
1.9%	-	-	678	17	2	-	8,074	23,358
1.95%	818	-	461	81	20	-	16,974	82,867
2%	94	-	11	-	1,616	-	23,965	95,681
2.05%	411	-	2,008	40	84	-	11,983	63,903
2.1%	139	-	86	22	217	-	11,211	74,991
2.15%	-	-	378	79	28	-	22,942	96,491
2.2%	-	-	1	-	117	-	9,065	33,429
2.25%	669	-	227	36	5	-	8,005	29,573
2.3%	-	-	-	-	637	-	10,493	25,817
2.35%	-	-	-	-	767	-	14,620	71,749
2.4%	261	-	31	7	-	-	5,985	16,964
2.45%	-	-	-	-	-	-	1,807	9,443
2.5%	-	-	-	-	-	-	505	8,526
2.55%	-	-	-	-	-	-	95	5,477
2.6%	-	-	-	-	-	-	9,061	6,263
2.65%	-	-	-	-	1	-	-	1,551
2.7%	-	-	-	-	-	-	1,301	5,326
2.75%	-	-	-	-	-	-	-	920
2.8%	-	-	-	-	-	-	166	1,024
2.85%	-	-	-	-	-	-	-	77
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	14	65
3%	-	-	-	-	-	-	-	87
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$19,751	$191,215	$33,172	$2,759	$18,714	$177,619	$865,066	$3,281,212

(Continued)

103

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FEIP	FVSS2	FHIP	FAMP	FCP	FNRS2	FEI2	FF10S

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	630	153	-
0.8%	6,498	-	1,586	981	7,937	1,539	-	348
0.85%	-	-	-	-	-	4,520	5	-
0.95%	-	-	-	-	-	1,514	234	-
1.05%	-	-	-	-	-	2,384	1,258	-
1.1%	-	235	-	-	-	5,042	28,067	-
1.15%	-	26,384	-	-	-	119,013	312,765	-
1.2%	-	6,124	-	-	-	939	3,749	-
1.25%	-	10,597	-	-	-	14,473	63,442	-
1.3%	3,470,299	-	527,633	1,817,633	3,131,662	186,897	16,541	50,297
1.35%	-	8,354	-	-	-	40,862	78,878	-
1.4%	1,502,644	3,900	310,393	423,481	1,356,213	51,765	16,074	20,137
1.45%	-	5,503	-	-	-	33,463	73,941	-
1.5%	-	6,837	-	-	-	26,315	65,715	-
1.55%	-	32,377	-	-	-	166,776	272,632	-
1.6%	-	4,585	-	-	-	10,441	27,877	-
1.65%	-	19,490	-	-	-	38,779	95,073	-
1.7%	-	2,145	-	-	-	11,825	26,619	-
1.75%	-	12,605	-	-	-	102,834	266,680	-
1.8%	-	11,752	-	-	-	55,875	113,648	-
1.85%	-	7,332	-	-	-	10,927	51,964	-
1.9%	-	1,686	-	-	-	4,151	17,674	-
1.95%	-	8,090	-	-	-	18,461	58,862	-
2%	-	3,535	-	-	-	39,999	86,237	-
2.05%	-	9,930	-	-	-	2,497	57,399	-
2.1%	-	5,260	-	-	-	112,922	34,637	-
2.15%	-	6,644	-	-	-	8,690	49,257	-
2.2%	-	1,336	-	-	-	16,121	33,414	-
2.25%	-	2,226	-	-	-	822	17,962	-
2.3%	-	690	-	-	-	8,295	16,932	-
2.35%	-	2,499	-	-	-	1,816	49,067	-
2.4%	-	593	-	-	-	2,182	6,300	-
2.45%	-	230	-	-	-	4,603	10,845	-
2.5%	-	245	-	-	-	369	14,168	-
2.55%	-	195	-	-	-	1,289	2,822	-
2.6%	-	3,399	-	-	-	-	1,653	-
2.65%	-	237	-	-	-	1,130	138	-
2.7%	-	-	-	-	-	251	1,689	-
2.75%	-	-	-	-	-	1,290	455	-
2.8%	-	193	-	-	-	1,240	1,166	-
2.85%	-	-	-	-	-	-	4	-
2.9%	-	-	-	-	-	-	183	-
2.95%	-	-	-	-	-	-	645	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	56	-

	$4,979,441	$205,208	$839,612	$2,242,095	$4,495,812	$1,112,941	$1,976,880	$70,782

	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOP	FGP	FG2
0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	164
0.8%	-	301	-	875	-	706	6,810	-
0.85%	-	-	-	-	-	-	-	757
0.95%	-	-	-	-	-	-	-	219
1.05%	-	-	-	-	-	-	-	1,756
1.1%	47,720	-	137,936	-	1,009	-	-	10,242
1.15%	113,508	-	364,001	-	20,498	-	-	109,631
1.2%	305	-	2,427	-	103	-	-	6,198
1.25%	8,357	-	36,267	-	12,071	-	-	22,400
1.3%	15,024	96,728	93,368	68,762	1,256	120,857	3,659,109	12,022
1.35%	22,661	-	69,488	-	21,749	-	-	19,597
1.4%	5,757	11,803	8,234	4,750	395	53,637	936,569	5,133
1.45%	52,101	-	86,335	-	6,034	-	-	26,928
1.5%	16,899	-	38,576	-	4,315	-	-	26,620
1.55%	100,441	-	355,799	-	39,185	-	-	110,088
1.6%	11,943	-	14,794	-	2,022	-	-	8,337
1.65%	29,607	-	59,462	-	8,083	-	-	41,187
1.7%	7,698	-	13,178	-	2,707	-	-	12,255
1.75%	194,296	-	622,339	-	91,811	-	-	102,970
1.8%	25,918	-	24,996	-	2,523	-	-	52,626
1.85%	16,928	-	5,901	-	1,422	-	-	15,538
1.9%	2,454	-	10,506	-	961	-	-	6,080
1.95%	34,370	-	109,605	-	15,123	-	-	28,017
2%	91,390	-	134,381	-	7,312	-	-	33,744
2.05%	2,997	-	9,391	-	8,768	-	-	17,982
2.1%	42,653	-	31,110	-	5,689	-	-	12,768
2.15%	130,987	-	120,688	-	41,628	-	-	20,197
2.2%	19,513	-	40,463	-	309	-	-	5,797
2.25%	12,997	-	3,631	-	6,591	-	-	6,540
2.3%	3,812	-	8,581	-	10,779	-	-	6,949
2.35%	186,754	-	70,259	-	23,464	-	-	8,804
2.4%	3,803	-	15,880	-	5,733	-	-	7,207
2.45%	10,165	-	6,006	-	3,590	-	-	4,391
2.5%	1,423	-	3,419	-	949	-	-	6,761
2.55%	9,258	-	4,887	-	6,962	-	-	1,813
2.6%	262	-	1,018	-	-	-	-	1,399
2.65%	-	-	12	-	-	-	-	714
2.7%	1,389	-	-	-	489	-	-	210
2.75%	-	-	28	-	-	-	-	217
2.8%	-	-	-	-	-	-	-	470
2.85%	-	-	92	-	-	-	-	546
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	170
3%	-	-	-	-	-	-	-	71
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$1,223,390	$108,832	$2,503,058	$74,387	$353,530	$175,200	$4,602,488	$755,515

(Continued)

104

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	2,583	-	50	-	-	-
0.75%	-	-	9,625	-	664	-	-	-
0.8%	324	2,013	-	2,689	-	416	1,156	-
0.85%	-	-	22,475	-	4,953	-	-	-
0.95%	-	-	3,012	-	2,053	-	-	-
1.05%	-	-	4,219	-	6,218	-	-	-
1.1%	-	-	99,947	-	39,527	-	-	1,077
1.15%	-	-	964,310	-	494,417	-	-	14,926
1.2%	-	-	7,291	-	3,373	-	-	-
1.25%	-	-	97,088	-	77,626	-	-	7,273
1.3%	205,738	284,302	34,106	263,483	28,621	711,830	347,492	1,135
1.35%	-	-	214,698	-	166,080	-	-	-
1.4%	105,268	133,758	88,688	75,160	32,572	177,435	72,452	2,019
1.45%	-	-	167,902	-	106,866	-	-	2,515
1.5%	-	-	157,496	-	96,516	-	-	3,707
1.55%	-	-	813,716	-	444,122	-	-	4,226
1.6%	-	-	46,783	-	50,047	-	-	597
1.65%	-	-	267,721	-	169,119	-	-	3,075
1.7%	-	-	115,717	-	57,781	-	-	3,683
1.75%	-	-	1,789,905	-	518,958	-	-	906
1.8%	-	-	235,869	-	192,832	-	-	4,338
1.85%	-	-	84,260	-	59,851	-	-	521
1.9%	-	-	47,334	-	44,973	-	-	420
1.95%	-	-	246,248	-	97,924	-	-	621
2%	-	-	605,874	-	145,071	-	-	230
2.05%	-	-	85,500	-	80,444	-	-	459
2.1%	-	-	119,414	-	71,233	-	-	322
2.15%	-	-	385,400	-	102,876	-	-	205
2.2%	-	-	130,141	-	48,169	-	-	-
2.25%	-	-	220,108	-	35,835	-	-	32
2.3%	-	-	40,693	-	39,124	-	-	170
2.35%	-	-	1,343,250	-	108,967	-	-	-
2.4%	-	-	117,195	-	27,596	-	-	-
2.45%	-	-	67,343	-	16,432	-	-	-
2.5%	-	-	41,336	-	31,438	-	-	-
2.55%	-	-	99,657	-	14,314	-	-	-
2.6%	-	-	61,017	-	24,825	-	-	-
2.65%	-	-	4,931	-	2,774	-	-	-
2.7%	-	-	24,980	-	3,112	-	-	-
2.75%	-	-	9,860	-	1,609	-	-	-
2.8%	-	-	3,230	-	13,546	-	-	-
2.85%	-	-	837	-	44	-	-	-
2.9%	-	-	8,900	-	1,102	-	-	-
2.95%	-	-	863	-	487	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	690	-	-	-	-	-
3.1%	-	-	172	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	61	-	-	-	-	-
3.25%	-	-	439	-	-	-	-	-
3.3%	-	-	-	-	57	-	-	-

	$311,330	$420,073	$8,892,884	$341,332	$3,464,198	$889,681	$421,100	$52,457

	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	1	-	-	-	662	-	-	-
0.75%	461	-	-	-	2,211	-	-	-
0.8%	-	473	614	-	714	499	-	834
0.85%	367	-	1,488	-	5,290	-	-	-
0.95%	407	-	390	1,816	4,440	235	350	1,936
1.05%	722	-	1,475	1,562	3,866	1,468	37	2,568
1.1%	11,999	-	19,535	5,667	32,583	3,664	559	17,283
1.15%	117,048	-	206,704	126,830	300,789	55,051	12,712	172,850
1.2%	1,131	-	1,840	4,775	11,592	292	411	1,698
1.25%	15,824	-	32,779	47,344	38,134	6,896	8,258	21,262
1.3%	6,627	76,945	157,175	2,935	89,404	61,188	-	36,865
1.35%	29,488	-	111,645	41,329	91,213	19,539	-	50,398
1.4%	5,949	22,231	104,023	13,610	54,208	28,197	3,011	19,673
1.45%	32,719	-	55,049	32,007	70,177	14,748	3,836	47,189
1.5%	28,518	-	57,772	45,657	56,592	17,969	6,126	55,153
1.55%	125,561	-	252,106	160,780	291,381	80,874	12,822	190,634
1.6%	7,830	-	30,553	16,568	17,278	6,731	6,790	17,963
1.65%	25,837	-	84,749	86,421	79,296	15,774	2,601	45,274
1.7%	27,840	-	25,538	16,495	39,815	7,318	2,509	26,266
1.75%	115,231	-	297,880	99,337	570,982	62,102	1,455	248,645
1.8%	57,762	-	103,764	81,714	106,652	29,737	6,864	54,321
1.85%	15,804	-	23,708	32,567	36,124	6,586	1,062	23,829
1.9%	10,721	-	3,156	11,804	11,740	3,760	1,965	15,552
1.95%	23,715	-	41,442	29,101	91,939	19,587	1,776	43,561
2%	42,764	-	71,581	45,144	195,682	12,511	796	48,203
2.05%	4,274	-	5,262	41,851	26,382	2,389	1,098	11,171
2.1%	16,527	-	28,041	34,739	48,694	32,073	1,401	23,952
2.15%	7,625	-	20,476	29,504	132,477	7,093	380	19,910
2.2%	8,304	-	7,476	30,334	39,164	2,299	-	15,718
2.25%	4,919	-	13,579	9,537	50,092	1,234	491	15,605
2.3%	9,171	-	8,064	17,558	12,704	6,395	-	20,386
2.35%	27,563	-	8,820	19,908	383,869	219	-	63,789
2.4%	1,670	-	2,522	3,700	33,158	1,231	-	7,327
2.45%	5,190	-	4,153	5,115	22,765	3,099	-	4,674
2.5%	10,350	-	604	5,991	11,643	559	-	36,646
2.55%	2,115	-	5,238	1,866	29,880	2,121	-	3,410
2.6%	2,413	-	1,184	2,988	16,974	-	-	9,005
2.65%	665	-	-	1,002	775	286	-	143
2.7%	1,199	-	3	1,366	7,728	144	-	2,288
2.75%	178	-	46	747	1,408	241	-	1,026
2.8%	11,097	-	153	65	7,088	492	-	1,161
2.85%	428	-	-	4	278	-	-	638
2.9%	-	-	-	122	1,948	-	-	9
2.95%	67	-	787	95	257	-	-	459
3%	-	-	-	37	-	-	-	-
3.05%	-	-	-	-	307	-	-	175
3.1%	-	-	-	-	84	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	26	-	-	-
3.25%	-	-	-	-	111	-	-	-
3.3%	-	-	-	-	-	-	-	39

	$818,081	$99,649	$1,791,374	$1,109,992	$3,030,576	$514,601	$77,310	$1,379,488

(Continued)

105

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FTVGI3	FTVFA2	AMTG	AMINS	AMTP	AMFAS	AMSRS	OVMS

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	27	-	-	-	-	-	-	-
0.75%	30	-	-	-	-	-	-	-
0.8%	563	-	-	-	-	71	93	849
0.85%	476	428	-	-	-	-	-	-
0.95%	1,463	-	-	-	-	224	6,634	-
1.05%	2,296	131	-	-	-	157	3,754	-
1.1%	6,161	2,098	-	-	-	268	6,310	-
1.15%	176,000	15,546	-	-	-	4,510	57,775	-
1.2%	672	-	-	-	-	42	-	-
1.25%	27,017	4,887	-	-	-	2,551	7,432	-
1.3%	212,460	15,948	93	-	166	4,050	58,314	444,320
1.35%	69,399	10,282	-	-	-	1,095	13,155	-
1.4%	84,945	4,880	139	-	287	3,272	13,804	206,338
1.45%	67,074	13,827	-	-	-	3,378	12,660	-
1.5%	50,229	9,805	-	-	-	2,016	13,182	-
1.55%	138,889	55,025	-	-	-	8,967	34,348	-
1.6%	15,280	29,719	-	-	-	1,371	3,858	-
1.65%	74,064	2,781	-	-	-	4,440	19,410	-
1.7%	10,541	2,243	-	-	-	668	2,506	-
1.75%	142,023	43,515	-	-	-	8,605	78,019	-
1.8%	87,840	3,704	-	-	-	1,876	14,993	-
1.85%	16,236	2,139	-	-	-	980	7,097	-
1.9%	1,881	79	-	-	-	896	8,260	-
1.95%	17,140	3,055	-	-	-	2,067	4,647	-
2%	43,382	3,735	-	3	-	1,860	8,414	-
2.05%	5,259	48	-	-	-	2,180	7,060	-
2.1%	9,893	62	-	-	-	1,079	6,191	-
2.15%	7,517	833	-	-	-	693	5,705	-
2.2%	20,123	3,450	-	-	-	1,561	7,733	-
2.25%	4,024	6	-	-	-	280	914	-
2.3%	3,154	4,385	-	-	-	174	4,279	-
2.35%	586	1,400	-	-	-	1,765	4,650	-
2.4%	1,092	1,262	-	-	-	978	6,137	-
2.45%	2,384	-	-	-	-	26	-	-
2.5%	62	-	-	-	-	105	1,717	-
2.55%	1,256	1,950	-	-	-	47	37	-
2.6%	411	-	-	-	-	-	428	-
2.65%	1,681	1,427	-	-	-	-	237	-
2.7%	190	-	-	-	-	-	159	-
2.75%	1,490	-	-	-	-	-	75	-
2.8%	-	-	-	-	-	28	3	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	12	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$1,305,210	$238,650	$232	$3	$453	$62,280	$420,002	$651,507

	OVCAFS	OVGR	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVHI3

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	54	-	-	-
0.8%	-	1,435	1,051	1,315	-	1,126	-	351
0.85%	-	-	-	-	762	-	-	-
0.95%	724	-	-	-	9,185	-	8	-
1.05%	353	-	-	-	5,750	-	231	-
1.1%	2,906	-	-	-	7,145	-	838	-
1.15%	84,640	-	-	-	203,960	-	25,405	-
1.2%	1,955	-	-	-	1,627	-	1,025	-
1.25%	24,607	-	-	-	41,398	-	29,777	-
1.3%	866	412,696	349,604	695,158	2,400	1,098,890	2,936	6,081
1.35%	15,481	-	-	-	92,917	-	-	-
1.4%	4,912	123,146	216,177	137,249	17,432	620,329	2,337	1,879
1.45%	27,081	-	-	-	59,800	-	8,911	-
1.5%	22,205	-	-	-	37,978	-	8,090	-
1.55%	78,028	-	-	-	144,758	-	19,437	-
1.6%	6,829	-	-	-	12,851	-	512	-
1.65%	31,604	-	-	-	72,020	-	11,687	-
1.7%	8,169	-	-	-	10,562	-	2,365	-
1.75%	57,592	-	-	-	92,005	-	3,472	-
1.8%	40,198	-	-	-	48,252	-	18,651	-
1.85%	10,259	-	-	-	14,011	-	4,549	-
1.9%	3,632	-	-	-	4,420	-	2,726	-
1.95%	11,598	-	-	-	17,522	-	1,530	-
2%	19,863	-	-	-	20,752	-	1,033	-
2.05%	14,932	-	-	-	4,458	-	1,730	-
2.1%	11,249	-	-	-	12,384	-	2,507	-
2.15%	18,240	-	-	-	4,064	-	1,230	-
2.2%	8,880	-	-	-	17,339	-	-	-
2.25%	4,103	-	-	-	2,342	-	152	-
2.3%	7,408	-	-	-	1,757	-	259	-
2.35%	10,898	-	-	-	3,396	-	-	-
2.4%	5,617	-	-	-	3,838	-	-	-
2.45%	1,470	-	-	-	158	-	-	-
2.5%	5,443	-	-	-	137	-	-	-
2.55%	1,635	-	-	-	285	-	-	-
2.6%	679	-	-	-	-	-	-	-
2.65%	35	-	-	-	-	-	-	-
2.7%	130	-	-	-	193	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.8%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	165	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$544,386	$537,277	$566,832	$833,722	$967,912	$1,720,345	$151,398	$8,311

(Continued)

106

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	OVHI4	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	1,454	-	6	-
0.75%	-	-	-	-	4,324	-	-	-
0.8%	-	20	-	219	-	309	-	309
0.85%	-	-	-	-	11,609	-	98	-
0.95%	267	-	573	-	1,194	-	1,609	-
1.05%	179	-	474	-	839	-	2,917	-
1.1%	342	-	266	-	53,581	-	8,676	-
1.15%	20,342	-	7,716	-	472,841	-	84,160	-
1.2%	77	-	273	-	4,375	-	147	-
1.25%	2,767	-	3,297	-	45,468	-	15,267	-
1.3%	-	365	-	138,655	12,334	43,975	3,861	93,311
1.35%	6,954	-	2,277	-	112,545	-	37,238	-
1.4%	740	208	1,829	33,452	47,024	9,423	4,098	16,451
1.45%	8,830	-	2,933	-	75,378	-	26,853	-
1.5%	4,799	-	1,333	-	82,980	-	15,652	-
1.55%	18,601	-	9,857	-	493,179	-	104,086	-
1.6%	382	-	449	-	17,360	-	10,327	-
1.65%	3,071	-	3,131	-	146,000	-	43,207	-
1.7%	2,023	-	944	-	74,608	-	7,449	-
1.75%	18,243	-	3,254	-	1,163,499	-	72,665	-
1.8%	7,969	-	7,048	-	151,230	-	44,032	-
1.85%	1,172	-	1,006	-	46,390	-	8,138	-
1.9%	1,257	-	649	-	14,055	-	4,985	-
1.95%	1,956	-	285	-	164,600	-	23,201	-
2%	4,480	-	1,863	-	354,612	-	17,124	-
2.05%	180	-	658	-	57,613	-	3,915	-
2.1%	1,753	-	1,176	-	83,143	-	20,825	-
2.15%	1,234	-	209	-	308,079	-	10,600	-
2.2%	1,796	-	1,037	-	74,100	-	4,746	-
2.25%	92	-	173	-	104,838	-	2,133	-
2.3%	259	-	29	-	16,279	-	4,516	-
2.35%	-	-	110	-	802,629	-	8,293	-
2.4%	185	-	-	-	79,636	-	1,015	-
2.45%	469	-	82	-	41,679	-	2,366	-
2.5%	-	-	-	-	14,884	-	5,451	-
2.55%	-	-	-	-	63,561	-	613	-
2.6%	-	-	-	-	36,243	-	78	-
2.65%	-	-	-	-	3,412	-	306	-
2.7%	59	-	40	-	16,344	-	76	-
2.75%	287	-	-	-	4,850	-	311	-
2.8%	97	-	-	-	1,981	-	1,065	-
2.85%	-	-	-	-	778	-	-	-
2.9%	-	-	-	-	4,281	-	-	-
2.95%	-	-	-	-	660	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	511	-	-	-
3.1%	-	-	-	-	186	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	69	-	-	-
3.25%	-	-	-	-	225	-	-	-
3.3%	-	-	-	-	-	-	40	-

	$110,862	$593	$52,971	$172,326	$5,267,460	$53,707	$602,145	$110,071

	PVGIB	PVTIGB	PVTVB	VYDS	TRBCG2	TREI2	TRHS2	TRLT2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	-	-	-	-	524	247	142	-
0.85%	-	-	-	-	61	327	-	-
0.95%	-	-	313	-	1,537	2,852	-	-
1.05%	96	-	-	-	922	2,859	16	-
1.1%	464	-	62	-	6,432	11,681	30	-
1.15%	8,631	1,711	6,311	326	56,661	132,440	680	-
1.2%	-	-	-	-	-	889	-	-
1.25%	1,934	717	3,782	3,776	5,964	12,939	927	-
1.3%	-	-	-	-	46,096	78,893	2,211	-
1.35%	1,155	-	819	1,086	15,808	47,136	968	-
1.4%	235	1,018	426	-	17,979	35,381	511	-
1.45%	1,388	634	1,722	-	10,683	43,987	43	-
1.5%	1,523	1,056	1,202	-	13,154	24,307	1,561	1
1.55%	9,654	1,118	5,048	46	82,679	149,134	1,679	-
1.6%	765	30	4,566	479	5,861	6,254	51	-
1.65%	7,792	5	7,656	271	13,148	37,760	492	-
1.7%	714	-	549	-	8,863	15,725	43	-
1.75%	3,527	604	7,405	21	65,959	213,516	876	-
1.8%	2,176	1,033	5,962	-	20,884	32,136	55	-
1.85%	1,100	392	757	34	15,543	19,666	340	-
1.9%	410	-	183	-	3,274	8,960	-	-
1.95%	927	-	589	441	7,149	19,822	196	-
2%	2,134	-	1,097	-	33,113	29,739	1,215	-
2.05%	3,404	524	2,143	-	5,062	7,095	-	-
2.1%	1,574	72	433	503	24,097	24,244	1,070	-
2.15%	2,197	-	45	-	19,414	30,551	117	-
2.2%	279	-	112	-	45,553	15,461	72	-
2.25%	1,717	-	911	-	3,948	15,946	-	-
2.3%	400	-	1,095	-	6,609	8,548	-	-
2.35%	565	-	638	-	14,244	32,134	516	-
2.4%	289	339	306	-	7,721	3,719	43	-
2.45%	164	-	1,027	-	1,136	3,232	1,118	-
2.5%	466	-	489	-	5,081	18,203	-	-
2.55%	-	-	-	-	2,281	2,623	-	-
2.6%	278	-	385	-	1,110	4,868	-	-
2.65%	-	-	-	-	271	571	-	-
2.7%	-	-	222	-	579	747	-	-
2.75%	-	-	-	-	236	41	-	-
2.8%	-	-	13	-	400	885	-	-
2.85%	-	-	-	-	79	-	-	-
2.9%	-	-	-	-	75	61	-	-
2.95%	-	-	-	-	93	360	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	52	-	-

	$55,958	$9,253	$56,268	$6,983	$570,283	$1,095,991	$14,972	$1

(Continued)

107

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA	WRASP	WRPMP

0.4%	$-	$-	$-	$-	$-	$-	$-	$37
0.65%	-	-	-	-	-	-	14	-
0.75%	-	-	-	-	639	-	1,287	-
0.8%	3	53	1,185	1,217	1,372	2,050	308	-
0.85%	-	-	-	-	437	-	55	-
0.95%	-	-	-	-	41	-	163	-
1.05%	-	-	-	-	31	-	2,037	-
1.1%	-	-	-	-	44	-	6,874	-
1.15%	-	-	-	-	4,055	-	89,771	-
1.2%	-	-	-	-	-	-	67	-
1.25%	-	-	-	-	686	-	28,261	-
1.3%	56,599	120,388	200,439	206,675	312,644	295,578	109,341	-
1.35%	-	-	-	-	2,112	-	30,736	-
1.4%	28,797	51,719	56,758	82,842	96,499	107,442	32,852	-
1.45%	-	-	-	-	1,420	-	30,180	-
1.5%	-	-	-	-	2,329	-	69,909	-
1.55%	-	-	-	-	3,963	-	86,225	-
1.6%	-	-	-	-	3,166	-	15,774	-
1.65%	-	-	-	-	2,881	-	26,021	-
1.7%	-	-	-	-	1,447	-	7,697	-
1.75%	-	-	-	-	3,405	-	122,907	-
1.8%	-	-	-	-	4,806	-	46,324	-
1.85%	-	-	-	-	800	-	2,794	-
1.9%	-	-	-	-	311	-	1,745	-
1.95%	-	-	-	-	1,236	-	49,055	-
2%	-	-	-	-	1,244	-	55,248	-
2.05%	-	-	-	-	301	-	1,779	-
2.1%	-	-	-	-	3,679	-	27,786	-
2.15%	-	-	-	-	576	-	7,196	-
2.2%	-	-	-	-	1,663	-	18,475	-
2.25%	-	-	-	-	323	-	1,088	-
2.3%	-	-	-	-	1	-	6,681	-
2.35%	-	-	-	-	222	-	2,330	-
2.4%	-	-	-	-	1,578	-	715	-
2.45%	-	-	-	-	5,395	-	2,447	-
2.5%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	1,418	-	494	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	2,205	-	211	-
2.7%	-	-	-	-	724	-	-	-
2.75%	-	-	-	-	4,735	-	-	-
2.8%	-	-	-	-	883	-	2,341	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$85,399	$172,160	$258,382	$290,734	$469,271	$405,070	$887,188	$37

	SVDF	WFVLCG	WFVMM	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	2	-	-	-
0.75%	-	-	-	-	166	-	-	-
0.8%	-	-	-	-	255	-	-	-
0.85%	-	-	-	-	2,618	-	-	-
0.95%	-	-	-	-	638	-	-	-
1.05%	-	-	-	-	128	-	-	-
1.1%	-	-	-	-	5,504	105	-	-
1.15%	-	-	35	-	29,758	-	313	-
1.2%	-	-	-	-	6	-	-	-
1.25%	-	-	-	-	2,337	-	3,082	-
1.3%	74	-	-	3,589	36,287	-	-	-
1.35%	-	-	-	-	7,509	-	-	-
1.4%	391	10	631	471	20,184	-	-	59
1.45%	-	-	-	-	9,996	-	-	-
1.5%	-	-	-	-	5,730	-	-	-
1.55%	-	-	-	-	56,848	-	-	-
1.6%	-	186	664	-	4,306	-	-	265
1.65%	-	-	-	-	5,938	-	-	-
1.7%	-	-	-	-	675	-	-	-
1.75%	-	45	3	-	42,684	-	-	40
1.8%	-	-	-	-	15,193	-	-	-
1.85%	-	-	-	-	2,273	-	-	-
1.9%	-	70	-	-	6,830	-	-	-
1.95%	-	-	-	-	11,673	-	-	-
2%	-	112	-	-	27,270	-	-	60
2.05%	-	-	45	-	1,843	-	-	-
2.1%	-	58	-	-	6,322	-	-	-
2.15%	-	-	-	-	2,176	-	-	-
2.2%	-	586	-	-	7,363	-	-	152
2.25%	-	-	-	-	629	-	-	-
2.3%	-	-	-	-	4,308	-	-	-
2.35%	-	-	-	-	8,200	-	-	-
2.4%	-	-	-	-	262	-	-	-
2.45%	-	-	-	-	6,473	-	-	-
2.5%	-	-	-	-	371	-	-	-
2.55%	-	-	-	-	2,223	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	254	-	-	-
2.7%	-	-	-	-	25	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.8%	-	-	-	-	6,686	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$465	$1,067	$1,378	$4,060	$341,943	$105	$3,395	$576

(Continued)

108

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $1,130,915,809 and $948,657,740, respectively, and total transfers from the Account to the fixed account were $218,700,309 and $269,451,440, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $8,906,383 and $8,137,915 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $31,583,753 and $67,645,662 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $3,282,800 and $2,275,248 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$26,665,645,347	0	$26,665,645,347
The Account did not have any assets or liabilities reported at fair value on a non-recurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

	Purchases of Investments	Sales of Investments
Balanced Portfolio - Class S Shares (ALBS)	$262,577	$224,759
MidCap Growth Portfolio - Class S Shares (ALMCS)	111,175	58,840
Growth Fund - Class 1 (AFGF)	1,107,651	1,149,580
High-Income Bond Fund - Class 1 (AFHY)	4,526,368	4,919,892
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)	207,875	216,495
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	1,691,453	1,939,515
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)	534,799	532,566
U.S. Equity Flex I Portfolio (WSCP)	4,222,349	5,849,016
VA International Equity Fund (HVIE)	1,078	1,067
VA Situs Fund (HVSIT)	4,233	4,090
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	1,010,028	1,392,547
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	2,439,166	2,726,870
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	9,907,895	10,471,432
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	2,029,344	2,262,522
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	464,052	628,432
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	109,979,820	86,736,690
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	1,169,800	2,257,712
Investors Growth Stock Series - Service Class (MIGSC)	2,555,526	2,751,753
Value Series - Service Class (MVFSC)	107,639,034	106,000,512
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	119,368	130,727
Core Plus Fixed Income Portfolio - Class I (MSVFI)	608,394	529,003
Core Plus Fixed Income Portfolio - Class II (MSVF2)	4,306,978	4,181,866
Emerging Markets Debt Portfolio - Class I (MSEM)	854,849	827,208
Emerging Markets Debt Portfolio - Class II (MSEMB)	333,041	339,000
U.S. Real Estate Portfolio - Class I (MSVRE)	9,766	13,677
U.S. Real Estate Portfolio - Class II (MSVREB)	5,644	8,040
Managed Allocation Fund - Moderate Growth II (VFMG2)	1,011,502	901,097
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	919,262	970,840
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1,068,877	1,095,849
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	1,314,683	1,640,525
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	5,923,958	5,610,305
American Funds NVIT Bond Fund - Class II (GVABD2)	40,120,249	37,882,898
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	7,948,407	6,681,469
American Funds NVIT Growth Fund - Class II (GVAGR2)	9,660,605	6,800,070
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	29,879,651	23,371,746
Federated NVIT High Income Bond Fund - Class I (HIBF)	2,967,159	2,466,429
Federated NVIT High Income Bond Fund - Class III (HIBF3)	33,094,728	39,628,165
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	190,626	192,793
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)	465,462	452,415
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	15,170,590	9,478,002
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)	15,112,610	8,627,752
(Continued)

109

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

Gartmore NVIT Global Utilities Fund - Class II (GVGU2)	492,274	339,224
Gartmore NVIT Global Utilities Fund - Class III (GVGU)	4,536,746	3,446,920
Gartmore NVIT International Equity Fund - Class I (GIG)	18,551	23,633
Gartmore NVIT International Equity Fund - Class III (GIG3)	10,304,019	6,355,168
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	3,795,806	5,075,776
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	1,168,800	660,278
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)	227,017	247,306
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	16,642,623	18,824,692
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	7,158,172	8,953,358
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	994,282	917,783
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	147,501,599	136,680,278
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	3,369,354	3,307,505
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	6,828,913	5,770,158
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	19,552,225	22,290,860
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	1,344,172	1,154,929
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	9,865,531	8,433,891
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	2,248,902	2,188,206
NVIT Core Bond Fund - Class I (NVCBD1)	2,713,984	2,829,077
NVIT Core Bond Fund - Class II (NVCBD2)	85,010,215	89,929,377
NVIT Core Plus Bond Fund - Class II (NVLCP2)	3,531,488	4,032,920
NVIT Fund - Class I (TRF)	33,127,077	23,448,016
NVIT Fund - Class II (TRF2)	205,990,488	125,754,397
NVIT Global Financial Services Fund - Class II (GVGF2)	1,124,161	706,759
NVIT Global Financial Services Fund - Class III (GVGFS)	2,196,345	2,405,119
NVIT Government Bond Fund - Class I (GBF)	202,011,163	214,958,761
NVIT Growth Fund - Class I (CAF)	4,679,605	5,644,530
NVIT Health Sciences Fund - Class II (GVGH2)	1,394,615	1,287,358
NVIT Health Sciences Fund - Class III (GVGHS)	4,691,643	4,660,939
NVIT Health Sciences Fund - Class VI (GVGH6)	16,105,841	16,086,129
NVIT International Index Fund - Class VIII (GVIX8)	4,180,727	2,645,275
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	109,139,609	80,807,394
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	2,237,218	2,551,591
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	29,296,940	28,213,534
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	72,156,889	66,711,815
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	181,063,463	157,814,179
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	24,698,289	23,560,783
NVIT Leaders Fund - Class III (GVUSL)	4,131,749	3,068,136
NVIT Mid Cap Index Fund - Class I (MCIF)	23,627,802	21,623,963
NVIT Money Market Fund - Class I (SAM)	289,196,380	289,196,380
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	7,692,044	8,876,821
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	169,326,848	156,881,136
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	276,330	194,159
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	2,908,101	1,693,084
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	5,224,902	4,693,733
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	3,534,600	3,918,328
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	75,265,735	95,391,319
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,476,289	1,388,703
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	5,045,169	6,461,795
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	25,891,019	31,296,131
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	95,764,166	84,606,017
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	108,547,432	105,764,098
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	2,150,389	1,703,833
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	3,108,002	2,012,050
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	9,351,928	6,699,744
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	16,480,753	11,615,051
NVIT Multi-Manager Small Company Fund - Class I (SCF)	22,599,635	15,388,041
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	11,123,237	7,136,279
NVIT Multi-Sector Bond Fund - Class I (MSBF)	9,919,838	8,687,987
NVIT Short Term Bond Fund - Class II (NVSTB2)	14,749,534	15,545,347
NVIT Technology & Communications Fund - Class I (GGTC)	167,660	177,612
NVIT Technology & Communications Fund - Class II (GGTC2)	823,842	762,931
NVIT Technology & Communications Fund - Class III (GGTC3)	4,967,181	6,181,985
NVIT Technology & Communications Fund - Class VI (GGTC6)	14,440,804	16,485,397
NVIT U.S. Growth Leaders Fund - Class II (GVUG2)	18,033,741	15,704,828
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)	3,162,217	2,606,880
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	8,706,347	8,728,897
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)	5,770,471	6,384,425
Templeton NVIT International Value Fund - Class III (NVTIV3)	109,026,006	132,352,992
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)	40,392,429	31,907,928
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	9,442,744	12,477,273
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)	7,210,668	9,522,731
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	103,056,579	90,682,420
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	5,396,786	5,635,554
Low Duration Portfolio - Advisor Class (PMVLAD)	27,097,927	27,736,471
V.I. Basic Value Fund - Series II (AVBV2)	8,566	9,283
V.I. Capital Appreciation Fund - Series II (AVCA2)	2,238,343	1,797,976
V.I. Capital Development Fund - Series II (AVCD2)	5,396,091	3,221,848
VPS Growth and Income Portfolio - Class B (ALVGIB)	2,917,526	2,006,922
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	5,132,991	5,121,801
Money Market Portfolio(TM) (CHSMM)	6,953,022	6,953,022
VP Balanced Fund - Class I (ACVB)	6,906,487	7,139,637
VP Capital Appreciation Fund - Class I (ACVCA)	22,351	27,840
VP Income & Growth Fund - Class I (ACVIG)	3,536,536	2,911,019
VP Income & Growth Fund - Class II (ACVIG2)	1,759,541	1,421,287
VP Inflation Protection Fund - Class II (ACVIP2)	12,136,088	12,837,152
VP International Fund - Class I (ACVI)	11,536	12,986
VP International Fund - Class III (ACVI3)	139	162
VP International Fund - Class IV (ACVI4)	-	-
VP Mid Cap Value Fund - Class I (ACVMV1)	2,344,936	2,443,511
VP Mid Cap Value Fund - Class II (ACVMV2)	8,826,522	8,801,171
VP Ultra(R) Fund - Class II (ACVU2)	4,272	5,167
VP Value Fund - Class I (ACVV)	81,492,322	65,861,005
VP Value Fund - Class II (ACVV2)	98,772,111	85,545,812
VP Vista(SM) Fund - Class I (ACVVS1)	2,750	3,314
VP Vista(SM) Fund - Class II (ACVVS2)	1,319	1,279
(Continued)

110

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

Small Cap Stock Index Portfolio - Service Shares (DVSCS)	30,470,343	19,183,716
Stock Index Fund, Inc. - Initial Shares (DSIF)	35,416,089	41,473,151
Stock Index Fund, Inc. - Service Shares (DSIFS)	11,942,632	11,071,471
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	6,887,649	6,113,061
Appreciation Portfolio - Initial Shares (DCAP)	4,460,253	4,250,884
Appreciation Portfolio - Service Shares (DCAPS)	2,064,921	1,783,038
Developing Leaders Portfolio - Service Shares (DVDLS)	604,064	357,620
Growth and Income Portfolio - Initial Shares (DGI)	2,245,931	2,443,293
Capital Appreciation Fund II - Service Shares (FCA2S)	584,068	622,221
Clover Value Fund II - Service Shares (FALFS)	1,343,389	966,529
Market Opportunity Fund II - Service Shares (FVMOS)	7,945,072	7,566,254
Quality Bond Fund II - Primary Shares (FQB)	3,251,082	3,384,461
Quality Bond Fund II - Service Shares (FQBS)	10,222,117	10,324,745
Contrafund Portfolio - Service Class 2 (FC2)	332,833,824	263,202,169
Equity-Income Portfolio - Initial Class (FEIP)	84,543,625	64,129,165
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	4,008,129	2,826,057
High Income Portfolio - Initial Class (FHIP)	13,590,040	12,325,547
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	30,172,141	26,748,567
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	443,832,954	425,277,179
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	22,011,868	15,091,388
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	10,291,610	7,546,303
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	2,007,524	1,729,212
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	5,525,409	5,030,550
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	1,796,163	1,365,879
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	1,836,789	1,628,966
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,523,318	1,040,603
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	3,097,524	2,418,875
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	15,442,839	18,139,592
VIP Fund - Growth Portfolio - Initial Class (FGP)	69,553,075	53,771,294
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	7,459,916	5,792,957
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	10,824,484	14,601,534
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	7,280,475	7,772,298
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)	155,942,063	166,464,325
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	4,291,824	3,552,814
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	19,867,907	15,912,013
VIP Fund - Overseas Portfolio - Initial Class (FOP)	10,412,790	10,781,603
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)	6,540,701	6,180,300
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)	476,144	440,446
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	16,929,843	11,589,015
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	4,266,076	3,020,868
Franklin Income Securities Fund - Class 2 (FTVIS2)	15,198,887	12,373,022
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	11,839,388	11,564,895
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	61,982,822	68,295,743
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	15,087,380	10,009,801
Templeton Foreign Securities Fund - Class 2 (TIF2)	691,763	714,925
Templeton Foreign Securities Fund - Class 3 (TIF3)	17,268,725	14,434,591
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	6,366,356	7,239,971
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	3,329,674	3,685,964
Growth Portfolio - I Class Shares (AMTG)	70,076	87,939
Guardian Portfolio - I Class Shares (AMGP)	-	-
International Portfolio - S Class Shares (AMINS)	8,805	8,710
Partners Portfolio - I Class Shares (AMTP)	28,060	28,512
Regency Portfolio - S Class Shares (AMRS)	-	-
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	2,415,600	1,686,797
Socially Responsive Portfolio - I Class Shares (AMSRS)	5,905,059	4,690,451
Balanced Fund/VA - Non-Service Shares (OVMS)	12,487,742	8,834,684
Capital Appreciation Fund/VA - Service Class (OVCAFS)	41,002,796	43,017,320
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	45,404,063	50,606,523
Core Bond Fund/VA - Non-Service Shares (OVB)	11,048,146	7,427,460
Global Securities Fund/VA - Class 3 (OVGS3)	10,209,844	10,766,066
Global Securities Fund/VA - Class 4 (OVGS4)	8,055,709	7,055,129
Global Securities Fund/VA - Non-Service Shares (OVGS)	13,884,413	22,086,133
Global Securities Fund/VA - Service Class (OVGSS)	2,281,530	2,426,381
High Income Fund/VA - Class 3 (OVHI3)	713,339	804,235
High Income Fund/VA - Class 4 (OVHI4)	3,148,882	3,953,876
High Income Fund/VA - Non-Service Shares (OVHI)	6,110	1,483
High Income Fund/VA - Service Class (OVHIS)	2,756,100	661,196
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	3,310,614	3,223,555
Main Street Fund(R)/VA - Service Class (OVGIS)	164,078,420	121,785,093
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,707,447	2,092,844
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)	2,306,767	3,446,211
MidCap Fund/VA - Non-Service Shares (OVAG)	1,856,381	1,614,301
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	1,255,445	723,607
Putnam VT International Equity Fund - IB Shares (PVTIGB)	138,126	112,803
Putnam VT Voyager Fund - IB Shares (PVTVB)	829,082	1,004,122
Diversified Stock Fund Class A Shares (VYDS)	96,134	70,687
Blue Chip Growth Portfolio - II (TRBCG2)	46,857,389	53,685,816
Equity Income Portfolio - II (TREI2)	93,681,446	86,924,184
Health Sciences Portfolio - II (TRHS2)	596,197	591,305
Limited-Term Bond Portfolio - II (TRLT2)	740	740
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)	1,518,679	1,484,725
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)	1,966,164	1,846,584
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)	7,674,270	6,020,753
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	5,090,212	3,242,390
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)	5,960,979	5,479,620
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	3,351,318	6,901,131
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	10,101,259	11,413,484
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)	36	38
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	53,630	63,337
Advantage Funds Variable Trust - VT Large Company Growth Fund (WFVLCG)	101,715	94,308
Advantage Funds Variable Trust - VT Money Market Fund (WFVMM)	675,883	675,883
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	49,622	65,124
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	8,957,972	10,539,995
Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)	2,168	1,851
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)	3,152	3,387
Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)	34,292	36,989

Total	$5,203,143,584	$4,791,511,374

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2010. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

111

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Balanced Portfolio - Class S Shares (ALBS)
2009	0.95% to 1.05%	18,711	$11.82 to $ 11.74	$220,306	2.91%	27.28% to 27.15%
2008	0.95% to 1.45%	18,716	9.29 to 9.04	173,104	0.00%	-32.55% to -32.89%
2007	0.95% to 1.45%	23,143	13.77 to 13.47	317,270	0.00%	13.39% to 12.82%
2006	0.95% to 1.45%	19,445	12.14 to 11.94	235,534	0.81%	3.47% to 2.95%
MidCap Growth Portfolio - Class S Shares (ALMCS)
2010	0.95% to 1.45%	34,119	13.41 to 12.93	452,475	0.00%	17.75% to 17.16%
2009	0.95% to 1.45%	38,321	11.39 to 11.03	432,673	0.00%	49.88% to 49.12%
2008	0.95% to 1.45%	35,463	7.60 to 7.40	267,952	0.00%	-58.87% to -59.08%
2007	0.95% to 1.80%	52,160	18.48 to 17.80	958,371	0.00%	30.02% to 28.90%
2006	0.95% to 1.80%	42,969	14.21 to 13.81	608,077	0.00%	8.84% to 7.91%
Growth Fund - Class 1 (AFGF)
2010	1.30%	142,179	77.23	10,979,803	0.97%	17.46%
2009	1.30%	156,482	65.75	10,287,967	0.86%	37.93%
2008	1.30%	185,887	47.67	8,860,655	1.05%	-44.56%
2007	1.30%	204,499	85.98	17,582,665	0.98%	11.17%
2006	1.30%	243,531	77.34	18,835,011	0.92%	9.05%
High - Income Bond Fund - Class 1 (AFHY)
2010	1.30%	37,078	47.97	1,778,708	10.52%	13.88%
2009	1.30%	41,033	42.12	1,728,444	7.90%	37.64%
2008	1.30%	42,363	30.60	1,296,441	5.45%	-24.74%
2007	1.30%	35,586	40.66	1,446,977	10.75%	0.29%
2006	1.30%	35,506	40.54	1,439,550	4.68%	9.45%
U.S. Government/AAA - Rated Securities Fund - Class 1 (AFGC)
2010	1.30%	36,578	33.33	1,219,260	1.84%	4.56%
2009	1.30%	42,499	31.88	1,354,789	2.60%	1.45%
2008	1.30%	48,345	31.42	1,519,125	3.08%	6.44%
2007	1.30%	49,215	29.52	1,452,853	7.14%	5.43%
2006	1.30%	62,699	28.00	1,755,517	3.68%	2.60%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2010	0.75% to 2.65%	6,572,107	13.20 to 12.78	85,557,591	1.68%	8.94% to 6.85%
2009	0.75% to 2.65%	2,338,768	12.12 to 11.96	28,183,661	2.59%	21.17% to 19.62%	*
Credit Suisse Trust-International Equity Flex III Portfolio (CSIEF3)
2010	0.80% to 1.40%	196,205	11.25 to 11.18	2,195,392	0.10%	11.33% to 10.66%
2009	0.80% to 1.40%	161,230	10.10 to 10.10	1,628,659	0.00%	1.04% to 1.01%	*
U.S. Equity Flex I Portfolio (WSCP)
2010	0.80% to 1.40%	2,155,736	15.16 to 15.42	33,594,652	0.15%	13.54% to 12.86%
2009	0.80% to 1.40%	2,532,513	13.36 to 13.66	34,947,501	1.16%	23.67% to 22.92%
2008	0.80% to 1.40%	2,973,366	10.80 to 11.11	33,357,355	0.08%	-35.12% to -35.52%
2007	0.80% to 1.40%	3,619,869	16.65 to 17.24	62,919,860	0.00%	-1.63% to -2.23%
2006	0.80% to 1.40%	4,550,318	16.92 to 17.63	80,816,137	0.00%	3.93% to 3.30%
VA International Equity Fund (HVIE)
2010	1.15% to 2.25%	25,460	10.32 to 10.30	262,513	0.00%	3.16% to 2.97%	*
VA Situs Fund (HVSIT)
2010	0.85% to 2.35%	45,685	11.30 to 11.27	515,595	0.00%	12.97% to 12.69%	*
Insurance Trust -Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2010	0.80% to 1.40%	463,358	14.87 to 14.28	6,650,267	1.21%	22.47% to 21.73%
2009	0.80% to 1.40%	515,602	12.14 to 11.73	6,074,214	0.00%	25.68% to 24.92%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2010	0.95% to 2.45%	781,885	16.09 to 15.55	12,961,037	2.54%	7.09% to 5.47%
2009	0.95% to 2.45%	876,368	15.02 to 14.75	13,598,156	2.79%	24.39% to 22.51%
2008	0.95% to 2.55%	848,549	12.08 to 11.96	10,629,343	2.43%	-16.86% to -18.20%
2007	0.95% to 2.55%	908,896	14.53 to 14.63	13,784,481	2.33%	9.23% to 7.46%
2006	0.95% to 2.55%	946,961	13.30 to 13.61	13,298,761	2.03%	9.37% to 7.61%
Janus Aspen Series - Forty Portfolio -Service Shares (JACAS)
2010	0.40% to 2.95%	8,528,417	8.90 to 16.04	127,857,338	0.24%	6.05% to 3.34%
2009	0.40% to 2.95%	7,958,375	8.39 to 15.52	108,881,608	0.01%	45.43% to 41.71%
2008	0.80% to 2.85%	6,759,021	6.45 to 11.01	62,774,776	0.01%	-44.76% to -45.90%
2007	0.80% to 2.85%	4,763,489	11.67 to 20.36	70,732,848	0.18%	35.54% to 32.72%
2006	0.80% to 2.80%	3,715,916	8.61 to 15.37	36,031,995	0.13%	8.25% to 6.07%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2010	0.80% to 2.45%	765,556	15.90 to 11.17	10,472,391	0.00%	23.52% to 11.68%	*
2009	0.80% to 1.40%	417,666	12.87 to 12.29	5,164,464	0.00%	55.84% to 54.90%
2008	0.80% to 1.40%	342,194	8.26 to 7.93	2,732,234	0.09%	-44.35% to -44.68%
2007	0.80% to 1.40%	394,297	14.84 to 14.34	5,684,417	0.33%	20.78% to 20.04%
2006	0.80% to 1.40%	411,359	12.29 to 11.94	4,935,597	0.00%	7.08% to 6.43%
(Continued)

112

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2010	0.80% to 1.40%	429,603	$5.43 to $ 5.09	$2,204,148	0.00%	23.40% to 22.66%
2009	0.80% to 1.40%	566,071	4.40 to 4.15	2,364,877	0.00%	55.64% to 54.70%
2008	0.80% to 1.40%	628,439	2.83 to 2.68	1,696,007	0.09%	-44.42% to -44.76%
2007	0.80% to 1.40%	733,774	5.09 to 4.86	3,581,793	0.31%	20.72% to 19.99%
2006	0.80% to 1.40%	957,855	4.22 to 4.05	3,893,993	0.00%	6.97% to 6.32%
Janus Aspen Series - INTECH Risk- Managed Core Portfolio -Service Shares (JARLCS)
2008	0.80% to 2.60%	333,684	6.32 to 10.35	3,604,801	0.69%	-36.75% to -37.90%
2007	0.80% to 2.60%	321,741	10.00 to 16.66	5,521,409	0.50%	-0.03% to 3.36%	*
2006	0.95% to 2.50%	237,661	15.64 to 16.18	3,888,158	0.15%	9.72% to 8.01%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2010	0.65% to 2.80%	5,924,822	10.72 to 25.25	165,454,474	0.57%	24.22% to 21.53%
2009	0.65% to 3.25%	8,647,430	8.63 to 20.24	194,404,524	0.41%	77.91% to 73.25%
2008	0.65% to 3.25%	8,802,005	4.85 to 11.68	113,283,262	2.77%	-52.52% to -53.77%
2007	0.80% to 3.25%	7,719,861	29.56 to 25.27	212,963,970	0.45%	27.04% to 23.89%
2006	0.80% to 3.25%	6,010,855	23.27 to 20.40	131,707,793	1.95%	45.53% to 41.94%
Janus Aspen Series - Overseas Portfolio -Service Shares (JAIGS)
2010	0.80% to 2.15%	470,786	17.55 to 38.65	9,286,940	0.52%	24.02% to 22.33%
2009	0.80% to 2.15%	602,788	14.15 to 31.60	9,534,039	0.41%	77.64% to 75.22%
2008	0.80% to 2.15%	711,183	7.97 to 18.03	6,402,172	2.65%	-52.61% to -53.26%
2007	0.80% to 2.15%	879,729	16.81 to 38.58	16,732,189	0.44%	26.99% to 25.25%
2006	0.80% to 2.15%	1,090,672	13.24 to 30.80	16,201,270	1.82%	45.46% to 43.49%
Investors Growth Stock Series - Service Class (MIGSC)
2010	0.95% to 2.80%	809,425	12.96 to 12.39	12,090,332	0.30%	11.09% to 9.01%
2009	0.95% to 2.80%	996,255	11.67 to 11.37	13,426,951	0.45%	37.77% to 35.20%
2008	0.95% to 2.80%	1,184,843	8.47 to 8.41	11,622,597	0.30%	-37.58% to -38.75%
2007	0.95% to 3.15%	1,427,758	13.57 to 13.50	22,610,416	0.09%	9.96% to 7.51%
2006	0.95% to 3.15%	1,642,788	12.34 to 12.55	23,833,223	0.00%	6.29% to 3.93%
Value Series - Service Class (MVFSC)
2010	0.65% to 3.20%	20,429,012	9.20 to 13.97	339,926,147	1.39%	10.49% to 7.66%
2009	0.65% to 3.25%	22,272,897	8.33 to 12.93	339,364,913	1.18%	21.66% to 18.47%
2008	0.80% to 3.05%	5,622,918	7.91 to 11.04	71,657,666	1.02%	-33.28% to -34.80%
2007	0.80% to 3.15%	4,556,477	11.85 to 16.86	87,844,770	0.73%	6.73% to 4.19%
2006	0.80% to 3.15%	3,466,377	11.10 to 16.18	63,110,866	0.70%	11.02% to 16.72%	*
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2010	0.65% to 2.65%	1,400,680	10.80 to 10.65	15,034,804	0.00%	7.97% to 6.52%	*
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2010	0.80% to 1.40%	180,620	11.25 to 10.94	1,981,504	5.84%	6.29% to 5.64%
2009	0.80% to 1.40%	199,374	10.59 to 10.35	2,069,531	9.61%	8.77% to 8.11%
2008	0.80% to 1.40%	312,617	9.73 to 9.58	2,999,638	4.42%	-10.92% to -11.46%
2007	1.30% to 1.40%	328,510	10.83 to 10.82	3,557,887	4.01%	4.08% to 3.97%
2006	0.80% to 1.40%	136,094	10.44 to 10.40	1,416,424	1.17%	4.45% to 4.03%	*
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2010	0.95% to 3.05%	2,060,566	11.80 to 9.94	22,903,727	5.14%	5.84% to 3.60%
2009	0.95% to 3.05%	2,319,135	11.15 to 9.59	24,504,304	12.99%	8.34% to 6.05%
2008	0.65% to 3.25%	22,132,369	8.92 to 8.94	214,874,888	4.27%	-11.04% to -13.37%
2007	0.95% to 3.25%	25,887,057	11.60 to 10.32	286,272,488	3.60%	4.21% to 1.78%
2006	0.95% to 3.25%	10,572,601	11.13 to 10.14	113,144,737	3.36%	2.58% to 0.20%
Emerging Markets Debt Portfolio - Class I (MSEM)
2010	0.80% to 1.40%	172,642	24.91 to 22.96	4,003,378	4.15%	8.87% to 8.21%
2009	0.80% to 1.40%	206,910	22.88 to 21.22	4,430,726	8.01%	29.17% to 28.39%
2008	0.80% to 1.40%	256,891	17.71 to 16.52	4,280,827	7.11%	-15.66% to -16.17%
2007	0.80% to 1.40%	351,451	21.00 to 19.71	6,980,725	7.33%	5.68% to 5.03%
2006	0.80% to 1.40%	498,158	19.88 to 18.77	9,413,461	8.31%	9.92% to 9.26%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2010	1.10% to 2.05%	56,191	20.66 to 19.12	1,129,707	4.12%	8.53% to 7.49%
2009	1.10% to 2.15%	72,537	19.03 to 17.66	1,345,283	7.91%	28.68% to 27.32%
2008	1.10% to 2.15%	91,031	14.79 to 13.87	1,317,461	7.10%	-15.92% to -16.81%
2007	1.10% to 2.15%	113,859	17.59 to 16.68	1,965,340	7.38%	5.22% to 4.10%
2006	1.10% to 2.15%	145,536	16.72 to 16.02	2,396,495	8.35%	9.59% to 8.43%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.30%	312	46.86	14,620	1.02%	28.27%
2008	0.80% to 1.40%	2,056,027	30.32 to 28.44	59,067,311	3.36%	-38.39% to -38.77%
2007	0.80% to 1.40%	2,592,043	49.21 to 46.45	121,497,196	1.18%	-17.74% to -18.24%
2006	0.80% to 1.40%	3,810,701	59.82 to 56.82	218,265,572	1.07%	36.94% to 36.12%
(Continued)

113

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
U.S. Real Estate Portfolio - Class II (MSVREB)
2010	1.35%	27	$22.95	$620	0.78%	27.78%
2009	1.35%	27	17.96	485	5.06%	26.76%
2008	0.95% to 2.80%	3,061,013	11.91 to 12.96	42,791,166	2.76%	-38.64% to -39.80%
2007	0.95% to 2.70%	3,568,905	19.41 to 21.64	81,882,876	1.04%	-18.06% to -19.52%
2006	0.95% to 2.80%	4,145,461	23.69 to 26.78	116,700,717	0.94%	36.36% to 33.83%
Managed Allocation Fund -Moderate Growth II (VFMG2)
2010	1.15% to 2.35%	334,971	12.14 to 11.20	4,073,490	0.67%	9.28% to 7.96%
2009	1.15% to 2.35%	407,960	11.11 to 10.37	4,554,149	0.01%	24.18% to 22.67%
2008	1.15% to 2.60%	567,913	8.95 to 8.36	5,101,299	1.30%	-29.89% to -30.92%
2007	1.15% to 2.60%	651,956	12.76 to 12.10	8,384,121	2.05%	5.65% to 4.10%
2006	1.15% to 2.60%	703,592	12.08 to 11.62	8,580,243	2.61%	9.15% to 7.56%
AllianceBernstein NVIT Global Fixed Income Fund -Class III (NVAGF3)
2010	0.80% to 2.15%	288,563	12.20 to 11.92	3,481,331	6.20%	7.37% to 5.91%
2009	0.80% to 2.40%	155,699	11.36 to 11.24	1,760,194	6.49%	13.58% to 12.35%	*
American Century NVIT Multi Cap Value Fund -Class I (NVAMV1)
2010	0.80% to 1.40%	4,645,835	14.07 to 13.93	64,777,629	1.95%	12.56% to 11.88%
2009	0.80% to 1.40%	5,595	12.50 to 12.45	69,699	1.43%	24.97% to 24.47%	*
American Century NVIT Multi Cap Value Fund -Class II (NVAMV2)
2010	0.65% to 3.30%	11,529,269	14.05 to 13.43	159,467,938	1.41%	12.42% to 9.42%
2009	1.10% to 2.75%	349,190	12.46 to 12.32	4,337,527	1.09%	24.59% to 23.20%	*
American Funds NVIT Asset Allocation Fund -Class II (GVAAA2)
2010	0.65% to 3.35%	211,427,824	9.62 to 9.27	2,134,403,370	1.30%	11.29% to 8.34%
2009	0.65% to 3.35%	138,502,206	8.64 to 8.56	1,265,434,415	0.08%	22.61% to 19.18%
2008	0.80% to 3.10%	81,161,084	7.70 to 7.23	609,557,811	3.17%	-30.34% to -31.96%
2007	0.80% to 2.95%	42,263,897	11.06 to 10.66	460,727,179	2.72%	5.29% to 2.99%
2006	0.80% to 2.70%	12,975,664	10.50 to 10.37	135,528,888	3.29%	5.01% to 3.67%	*
American Funds NVIT Bond Fund -Class II (GVABD2)
2010	0.65% to 3.35%	71,841,137	10.54 to 9.92	770,617,482	1.80%	5.30% to 2.49%
2009	0.75% to 3.35%	50,794,802	9.98 to 9.68	521,115,164	0.36%	11.31% to 8.39%
2008	0.80% to 3.10%	33,032,987	9.57 to 8.99	306,925,600	7.38%	-10.59% to -12.67%
2007	0.80% to 2.95%	12,421,457	10.71 to 10.32	130,936,805	8.10%	2.15% to -0.07%
2006	1.05% to 2.70%	1,749,769	10.47 to 10.35	18,258,647	0.44%	4.65% to 3.49%	*
American Funds NVIT Global Growth Fund -Class II (GVAGG2)
2010	0.40% to 3.30%	10,053,778	9.77 to 10.25	112,124,889	0.77%	10.86% to 7.63%
2009	0.75% to 3.30%	8,693,755	8.75 to 9.53	88,480,893	0.00%	40.54% to 36.93%
2008	0.75% to 3.05%	6,969,825	6.22 to 7.00	50,870,236	2.90%	-39.10% to -40.51%
2007	0.80% to 3.05%	5,365,947	12.23 to 11.78	64,844,710	2.79%	13.44% to 10.86%
2006	0.80% to 2.50%	2,159,481	10.78 to 10.66	23,167,616	0.10%	7.85% to 6.62%	*
American Funds NVIT Growth Fund -Class II (GVAGR2)
2010	0.65% to 3.30%	19,445,092	9.12 to 9.07	191,754,817	0.16%	17.43% to 14.30%
2009	0.75% to 3.30%	16,804,221	7.75 to 7.94	142,381,453	0.00%	37.74% to 34.20%
2008	0.65% to 3.25%	15,955,035	5.63 to 5.92	98,887,216	2.18%	-44.58% to -46.03%
2007	0.80% to 3.25%	11,269,769	11.44 to 10.98	127,268,601	0.71%	11.00% to 8.24%
2006	0.80% to 3.10%	4,677,116	10.31 to 10.15	47,960,489	1.16%	3.09% to 1.50%	*
American Funds NVIT Growth-Income Fund -Class II (GVAGI2)
2010	0.65% to 3.35%	94,709,952	8.93 to 7.83	789,529,433	0.84%	10.25% to 7.34%
2009	0.75% to 3.35%	64,562,256	8.08 to 7.29	491,918,665	0.00%	29.71% to 26.15%
2008	0.80% to 3.10%	38,038,535	6.05 to 5.81	225,395,652	3.41%	-38.56% to -39.99%
2007	0.80% to 2.95%	8,176,408	9.84 to 9.70	79,871,976	2.28%	-1.61% to -3.04%	*
Federated NVIT High Income Bond Fund -Class I (HIBF)
2010	0.95% to 2.35%	540,532	15.32 to 15.33	8,856,399	8.30%	12.08% to 10.50%
2009	0.95% to 2.35%	689,492	13.67 to 13.88	10,134,551	9.64%	44.61% to 42.57%
2008	0.95% to 2.35%	833,712	9.45 to 9.73	8,523,732	8.79%	-28.67% to -29.68%
2007	0.95% to 2.35%	1,099,805	13.25 to 13.84	15,862,330	7.26%	2.15% to 0.70%
2006	0.95% to 2.35%	1,370,433	12.98 to 13.75	19,466,090	6.92%	9.56% to 8.01%
Federated NVIT High Income Bond Fund -Class III (HIBF3)
2010	0.75% to 2.80%	7,280,016	11.68 to 12.17	95,630,359	8.85%	12.31% to 9.99%
2009	0.75% to 2.80%	6,014,764	10.40 to 11.07	70,825,989	9.70%	44.98% to 41.99%
2008	0.80% to 2.75%	3,688,239	7.78 to 7.81	30,220,484	8.86%	-28.67% to -30.08%
2007	0.80% to 2.80%	3,534,655	10.90 to 11.15	40,885,129	8.09%	2.34% to 0.26%
2006	0.80% to 2.45%	2,697,783	10.65 to 11.19	30,684,739	7.38%	6.54% to 7.90%	*
Gartmore NVIT Emerging Markets Fund -Class I (GEM)
2010	0.80% to 1.40%	18,106	27.23 to 25.59	465,619	0.05%	15.25% to 14.55%
2009	0.80% to 1.40%	25,866	23.62 to 22.34	580,996	1.17%	62.01% to 61.03%
2008	0.80% to 1.40%	33,579	14.58 to 13.87	468,183	1.15%	-58.10% to -58.36%
2007	0.80% to 1.40%	40,673	34.80 to 33.31	1,361,399	0.67%	44.41% to 43.53%
2006	0.80% to 1.40%	52,896	24.10 to 23.21	1,232,735	0.66%	35.63% to 34.81%
(Continued)

114

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)
2010	1.10% to 2.45%	52,785	$38.90 to $ 34.91	$1,988,828	0.00%	14.64% to 13.08%
2009	1.10% to 2.45%	66,147	33.93 to 30.87	2,165,809	1.16%	61.29% to 59.09%
2008	1.10% to 2.45%	88,202	21.04 to 19.41	1,800,059	0.82%	-58.39% to -58.96%
2007	1.10% to 2.45%	134,775	50.56 to 47.29	6,651,015	0.42%	43.59% to 41.62%
2006	1.10% to 2.45%	171,105	35.22 to 33.39	5,894,605	0.52%	34.82% to 32.99%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	0.80% to 1.40%	1,413,626	29.79 to 28.26	40,245,214	0.07%	15.29% to 14.59%
2009	0.80% to 1.40%	1,637,414	25.84 to 24.66	40,653,617	1.30%	62.18% to 61.20%
2008	0.80% to 1.40%	1,827,343	15.93 to 15.30	28,122,168	1.09%	-58.17% to -58.42%
2007	0.80% to 1.40%	2,599,261	38.08 to 36.80	96,119,470	0.68%	44.38% to 43.50%
2006	0.80% to 1.40%	2,337,802	26.38 to 25.64	60,183,472	0.78%	35.55% to 34.74%
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
2010	0.75% to 2.80%	2,890,791	7.95 to 20.57	63,579,406	0.00%	15.02% to 12.65%
2009	0.75% to 2.80%	2,858,691	6.91 to 18.26	54,764,422	1.12%	61.87% to 58.52%
2008	0.75% to 2.80%	2,681,445	4.27 to 11.52	32,388,303	0.99%	-58.18% to -59.05%
2007	0.95% to 2.80%	3,749,821	13.46 to 28.12	109,631,081	0.59%	34.62% to 41.36%	*
2006	1.10% to 2.80%	2,839,512	20.83 to 19.89	58,358,811	0.62%	35.06% to 32.74%
Gartmore NVIT Global Utilities Fund - Class II (GVGU2)
2009	1.15% to 2.10%	18,909	19.01 to 17.79	350,603	3.61%	6.47% to 5.45%
2008	1.15% to 2.10%	23,118	17.85 to 16.87	404,326	2.63%	-33.94% to -34.57%
2007	0.95% to 2.10%	35,923	25.25 to 25.78	952,362	2.10%	18.91% to 17.53%
2006	0.95% to 2.10%	46,958	21.23 to 21.94	1,053,325	2.21%	36.03% to 34.45%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.80% to 1.40%	217,412	16.85 to 16.08	3,517,625	3.67%	7.11% to 6.47%
2008	0.80% to 1.40%	340,376	15.73 to 15.10	5,166,421	2.86%	-33.44% to -33.84%
2007	0.80% to 1.40%	549,810	23.63 to 22.83	12,602,303	2.41%	19.42% to 18.70%
2006	0.80% to 1.40%	703,436	19.78 to 19.23	13,573,005	2.45%	36.49% to 35.67%
Gartmore NVIT International Equity Fund - Class I (GIG)
2010	0.80% to 1.40%	3,675	12.47 to 11.72	43,672	0.96%	12.38% to 11.71%
2009	0.80% to 1.40%	6,007	11.09 to 10.49	63,507	1.18%	28.68% to 27.91%
2008	0.80% to 1.40%	7,437	8.62 to 8.20	61,400	1.38%	-46.49% to -46.81%
2007	0.80% to 1.40%	7,935	16.11 to 15.42	123,047	0.38%	26.12% to 25.36%
2006	0.80% to 1.40%	10,735	12.77 to 12.30	133,086	1.00%	31.90% to 31.11%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2010	0.80% to 1.40%	1,753,932	19.73 to 18.72	33,009,096	0.96%	12.36% to 11.69%
2009	0.80% to 1.40%	2,072,015	17.56 to 16.76	34,894,818	0.69%	28.63% to 27.86%
2008	0.80% to 1.40%	1,123,906	13.65 to 13.11	14,805,125	1.25%	-46.47% to -46.80%
2007	0.80% to 1.40%	1,528,618	25.50 to 24.63	37,816,487	0.44%	26.13% to 25.36%
2006	0.80% to 1.40%	1,396,070	20.21 to 19.65	27,532,803	1.27%	31.89% to 31.10%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2010	0.40% to 2.80%	2,754,847	8.28 to 7.47	21,261,973	0.94%	12.55% to 9.84%
2009	0.40% to 2.75%	2,369,404	7.35 to 6.81	16,443,478	0.61%	28.93% to 25.89%
2008	1.10% to 2.60%	510,631	5.47 to 5.41	2,781,264	1.52%	-45.33% to -45.88%	*
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2010	0.80% to 1.40%	147,046	15.45 to 14.84	2,194,434	0.98%	10.47% to 9.80%
2009	0.80% to 1.40%	186,700	13.99 to 13.51	2,534,945	1.02%	24.00% to 23.25%
2008	0.80% to 1.40%	249,753	11.28 to 10.96	2,748,870	0.67%	-44.77% to -45.11%
2007	0.80% to 1.40%	376,901	20.42 to 19.97	7,550,213	0.49%	18.98% to 18.25%
2006	0.80% to 1.40%	384,266	17.17 to 16.89	6,502,021	0.82%	24.81% to 24.06%
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)
2010	1.10% to 2.75%	152,509	14.65 to 14.25	2,217,538	1.20%	10.02% to 8.18%
2009	1.10% to 2.50%	41,212	13.32 to 13.19	546,984	0.90%	33.18% to 31.92%	*
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2010	0.80% to 1.40%	11,003,045	8.97 to 8.83	97,286,636	0.20%	14.68% to 13.99%
2009	0.80% to 1.40%	13,158,118	7.82 to 7.74	101,993,343	0.18%	51.74% to 50.82%
2008	1.30% to 1.40%	12,714	5.14 to 5.13	65,309	0.00%	-48.63% to -48.66%	*
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2010	0.65% to 2.75%	2,127,346	8.94 to 8.44	18,515,437	0.17%	14.64% to 12.21%
2009	0.75% to 2.75%	1,491,186	7.79 to 7.53	11,436,241	0.00%	51.82% to 48.76%
2008	1.10% to 2.75%	165,613	5.12 to 5.06	843,322	0.00%	-48.84% to -49.41%	*
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2010	0.80% to 1.40%	202,690	9.83 to 9.67	1,964,901	0.86%	22.59% to 21.85%
2009	0.80% to 1.40%	202,450	8.02 to 7.94	1,609,379	0.49%	30.48% to 29.69%
2008	0.80% to 1.40%	255,949	6.15 to 6.12	1,567,453	0.43%	-38.55% to -38.80%	*
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	0.65% to 3.20%	21,270,528	9.85 to 9.19	203,052,828	0.56%	22.76% to 19.61%
2009	0.65% to 3.25%	35,752,844	8.02 to 7.67	281,271,459	0.41%	30.42% to 27.00%
2008	0.65% to 3.25%	41,560,970	6.15 to 6.04	253,618,648	0.39%	-38.50% to -39.59%	*
(Continued)

115

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2010	0.80% to 2.65%	2,416,119	$9.32 to $ 8.87	$22,008,706	0.35%	14.04% to 11.91%
2009	0.80% to 2.60%	1,320,362	8.18 to 7.93	10,654,779	0.99%	28.16% to 25.84%
2008	0.80% to 2.60%	688,094	6.38 to 6.30	4,366,517	1.64%	-36.21% to -36.99%	*
NVIT Cardinal Balanced Fund -Class II (NVCRB2)
2010	0.40% to 3.25%	91,327,946	11.01 to 9.68	921,933,574	0.92%	9.96% to 6.82%
2009	0.80% to 3.10%	45,054,749	9.45 to 9.08	418,125,250	2.30%	18.86% to 16.11%
2008	1.10% to 3.10%	17,964,614	7.93 to 7.82	141,470,743	1.93%	-20.70% to -21.77%	*
NVIT Cardinal Capital Appreciation Fund -Class II (NVCCA2)
2010	0.65% to 3.00%	134,184,859	10.72 to 9.34	1,303,699,380	0.69%	11.66% to 9.02%
2009	0.80% to 3.00%	61,562,208	8.89 to 8.57	540,299,784	1.96%	23.17% to 20.44%
2008	0.80% to 2.95%	15,353,953	7.22 to 7.12	110,154,375	1.75%	-27.78% to -28.83%	*
NVIT Cardinal Conservative Fund -Class II (NVCCN2)
2010	0.85% to 3.05%	35,658,142	11.63 to 10.17	377,651,311	1.21%	5.89% to 3.54%
2009	1.10% to 3.05%	19,312,567	10.15 to 9.82	194,470,746	3.10%	11.78% to 9.57%
2008	1.10% to 2.95%	5,226,256	9.08 to 8.97	47,264,496	2.21%	-9.18% to -10.32%	*
NVIT Cardinal Moderate Fund -Class II (NVCMD2)
2010	0.65% to 3.25%	133,082,298	10.82 to 9.48	1,321,688,824	0.79%	10.65% to 7.75%
2009	0.80% to 2.95%	54,968,785	9.17 to 8.84	498,076,084	2.23%	20.97% to 18.35%
2008	0.80% to 2.95%	13,903,119	7.58 to 7.47	104,822,308	1.77%	-24.19% to -25.29%	*
NVIT Cardinal Moderately Aggressive Fund -Class II (NVCMA2)
2010	0.75% to 3.25%	40,125,331	10.56 to 9.05	379,893,041	0.56%	12.46% to 9.63%
2009	0.80% to 2.70%	21,578,200	8.61 to 8.34	183,374,699	1.47%	25.57% to 23.16%
2008	1.10% to 2.70%	14,026,096	6.84 to 6.77	95,660,793	1.72%	-31.56% to -32.31%	*
NVIT Cardinal Moderately Conservative Fund -Class II (NVCMC2)
2010	0.75% to 2.95%	39,080,002	10.98 to 9.92	402,595,617	1.02%	8.22% to 5.82%
2009	0.80% to 2.95%	18,399,363	9.72 to 9.37	176,473,619	2.81%	16.74% to 14.21%
2008	1.10% to 2.95%	4,777,489	8.31 to 8.21	39,524,433	1.94%	-16.89% to -17.93%	*
NVIT Core Bond Fund -Class I (NVCBD1)
2010	0.80% to 1.40%	209,916	11.34 to 11.15	2,346,078	2.54%	6.20% to 5.56%
2009	0.80% to 1.40%	279,023	10.67 to 10.57	2,952,194	3.81%	7.91% to 7.26%
2008	1.30% to 1.40%	42,991	9.86 to 9.85	423,815	3.07%	-1.41% to -1.48%	*
NVIT Core Bond Fund -Class II (NVCBD2)
2010	0.40% to 3.05%	13,216,889	11.56 to 10.59	144,795,792	2.18%	6.35% to 3.52%
2009	0.40% to 3.25%	19,490,331	10.87 to 10.20	203,646,838	3.50%	8.16% to 5.06%
2008	1.05% to 2.70%	279,918	9.85 to 9.74	2,747,847	3.51%	-1.46% to -2.56%	*
NVIT Core Plus Bond Fund -Class II (NVLCP2)
2010	0.75% to 2.70%	2,269,048	12.25 to 11.62	27,153,406	2.61%	7.30% to 5.20%
2009	0.80% to 2.70%	1,213,629	11.41 to 11.05	13,649,167	5.17%	15.50% to 13.29%
2008	0.80% to 2.70%	224,113	9.88 to 9.75	2,199,217	2.74%	-1.24% to -2.50%	*
NVIT Fund - Class I (TRF)
2010	0.80% to 1.40%	2,827,396	20.43 to 22.74	144,432,190	1.00%	12.54% to 11.86%
2009	0.80% to 1.40%	3,250,148	18.16 to 20.33	147,253,756	1.33%	25.09% to 24.33%
2008	0.80% to 1.40%	3,836,090	14.51 to 16.35	139,622,623	1.38%	-42.02% to -42.37%
2007	0.80% to 1.40%	4,753,992	25.03 to 28.38	292,472,857	1.05%	7.31% to 6.66%
2006	0.80% to 1.40%	5,881,078	23.33 to 26.61	329,928,198	1.04%	12.72% to 12.04%
NVIT Fund - Class II (TRF2)
2010	0.65% to 3.20%	14,608,151	8.38 to 11.28	199,289,832	0.68%	12.49% to 9.60%
2009	0.65% to 3.25%	23,090,202	7.45 to 10.26	283,628,433	1.14%	24.74% to 21.48%
2008	0.65% to 3.25%	28,046,162	5.97 to 8.44	280,666,419	1.23%	-41.99% to -43.51%
2007	0.95% to 3.25%	23,169,599	10.10 to 14.95	404,959,033	0.93%	1.03% to 4.37%	*
2006	1.10% to 3.25%	11,257,455	16.96 to 14.32	185,406,908	0.96%	12.16% to 9.73%
NVIT Global Financial Services Fund -Class II (GVGF2)
2009	0.95% to 2.15%	47,904	12.37 to 13.90	694,038	0.89%	30.29% to 28.71%
2008	0.95% to 2.15%	55,720	9.49 to 10.80	623,060	1.65%	-46.85% to -47.50%
2007	0.95% to 2.15%	65,660	17.86 to 20.57	1,389,160	2.84%	-2.35% to -3.54%
2006	0.95% to 2.30%	85,448	18.29 to 21.20	1,862,421	1.63%	18.95% to 17.33%
NVIT Global Financial Services Fund -Class III (GVGFS)
2009	0.80% to 1.40%	176,927	13.10 to 12.50	2,227,534	1.11%	30.88% to 30.08%
2008	0.80% to 1.40%	212,769	10.01 to 9.61	2,057,788	2.14%	-46.64% to -46.97%
2007	0.80% to 1.40%	168,520	18.76 to 18.13	3,068,547	3.09%	-1.92% to -2.51%
2006	0.80% to 1.40%	230,182	19.13 to 18.59	4,294,613	2.27%	19.38% to 18.66%
NVIT Government Bond Fund -Class I (GBF)
2010	0.40% to 3.20%	30,230,403	11.37 to 10.73	449,815,636	2.88%	4.36% to 1.43%
2009	0.65% to 3.25%	43,318,770	11.00 to 10.54	603,120,896	3.35%	2.02% to -0.65%
2008	0.65% to 3.25%	51,150,296	10.78 to 10.61	710,154,637	4.30%	7.02% to 4.22%
2007	0.80% to 3.25%	42,800,012	18.15 to 10.18	579,531,623	4.58%	6.30% to 3.66%
2006	0.80% to 3.25%	24,042,781	17.07 to 9.82	364,128,878	4.10%	2.52% to -0.01%
(Continued)

116

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
NVIT Growth Fund - Class I (CAF)
2010	0.80% to 1.40%	1,929,649	$15.63 to $ 16.98	$36,136,993	0.62%	18.29% to 17.58%
2009	0.80% to 1.40%	2,234,563	13.21 to 14.44	35,566,596	0.55%	32.40% to 31.60%
2008	0.80% to 1.40%	2,568,010	9.98 to 10.98	31,041,966	0.27%	-39.20% to -39.57%
2007	0.80% to 1.40%	3,094,521	16.41 to 18.16	61,757,970	0.17%	18.58% to 17.86%
2006	0.80% to 1.40%	3,637,231	13.84 to 15.41	61,410,149	0.05%	5.32% to 4.69%
NVIT Health Sciences Fund - Class II (GVGH2)
2009	0.95% to 2.40%	84,308	12.16 to 14.17	1,265,201	0.14%	17.71% to 15.99%
2008	0.95% to 2.40%	104,433	10.33 to 12.22	1,341,247	0.10%	-26.11% to - 27.19%
2007	0.95% to 2.40%	124,698	13.98 to 16.78	2,178,340	0.01%	11.85% to 10.20%
2006	0.95% to 2.40%	146,024	12.50 to 15.23	2,295,803	0.00%	1.46% to -0.02%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.80% to 1.40%	342,864	13.00 to 12.41	4,280,780	0.29%	18.16% to 17.45%
2008	0.80% to 1.40%	425,425	11.01 to 10.57	4,518,907	0.27%	-25.83% to -26.28%
2007	0.80% to 1.40%	476,539	14.84 to 14.34	6,861,700	0.07%	12.32% to 11.63%
2006	0.80% to 1.40%	539,659	13.21 to 12.84	6,954,737	0.00%	1.88% to 1.27%
NVIT Health Sciences Fund - Class VI (GVGH6)
2009	0.95% to 2.75%	1,400,047	10.46 to 9.43	14,121,966	0.15%	17.83% to 15.69%
2008	0.95% to 2.60%	1,764,395	8.88 to 8.21	15,216,848	0.03%	-26.15% to -27.38%
2007	0.95% to 2.60%	1,289,936	12.03 to 11.31	15,179,536	0.06%	11.90% to 10.02%
2006	0.95% to 2.50%	1,150,570	10.75 to 10.31	12,177,962	0.00%	1.45% to -0.14%
NVIT International Index Fund - Class VIII (GVIX8)
2010	0.65% to 2.75%	1,822,983	7.83 to 8.28	15,977,303	2.10%	6.70% to 4.45%
2009	0.80% to 2.75%	1,437,538	8.52 to 7.92	11,902,303	2.84%	27.58% to 25.07%
2008	0.80% to 2.75%	996,023	6.68 to 6.33	6,515,309	1.84%	-43.55% to -44.66%
2007	0.80% to 2.60%	994,418	11.83 to 11.48	11,613,924	1.36%	8.51% to 6.53%
2006	0.80% to 2.50%	344,723	10.90 to 10.78	3,735,515	1.44%	9.05% to 7.80%	*
NVIT Investor Destinations Aggressive Fund -Class II (GVIDA)
2010	0.75% to 3.10%	20,614,506	9.19 to 14.12	341,454,727	1.70%	13.77% to 11.08%
2009	0.80% to 3.10%	25,390,427	12.62 to 12.71	372,961,401	1.08%	26.19% to 23.26%
2008	0.80% to 3.10%	28,976,150	10.00 to 10.31	340,600,981	2.05%	-37.35% to -38.81%
2007	0.80% to 3.10%	31,376,425	15.96 to 16.85	595,372,007	1.99%	5.11% to 2.66%
2006	0.80% to 3.15%	31,476,825	15.19 to 16.39	574,617,190	2.05%	15.94% to 13.20%
NVIT Investor Destinations Balanced Fund -Class II (NVDBL2)
2010	0.65% to 3.20%	21,980,236	12.64 to 12.11	273,719,201	1.26%	9.10% to 6.30%
2009	0.75% to 3.05%	5,086,185	11.58 to 11.40	58,589,875	1.75%	15.82% to 14.02%	*
NVIT Investor Destinations Capital Appreciation Fund -Class II (NVDCA2)
2010	0.65% to 3.00%	32,219,088	13.52 to 13.00	429,561,830	1.21%	11.30% to 8.67%
2009	0.65% to 2.65%	9,516,319	12.15 to 11.99	114,993,475	1.84%	21.52% to 19.88%	*
NVIT Investor Destinations Conservative Fund -Class II (GVIDC)
2010	0.65% to 2.85%	29,968,371	10.75 to 11.16	377,440,958	2.19%	5.20% to 2.88%
2009	0.65% to 2.85%	23,544,842	10.22 to 10.85	283,709,134	1.88%	8.38% to 5.98%
2008	0.65% to 2.90%	17,322,335	9.43 to 10.21	194,173,796	3.48%	-6.63% to -8.75%
2007	0.80% to 2.90%	12,824,884	12.51 to 11.19	155,324,013	3.57%	4.53% to 2.31%
2006	0.80% to 2.90%	11,627,252	11.96 to 10.94	135,903,498	3.06%	5.32% to 3.09%
NVIT Investor Destinations Moderate Fund -Class II (GVIDM)
2010	0.40% to 3.25%	166,698,445	10.19 to 12.51	2,456,068,489	1.95%	10.47% to 7.31%
2009	0.65% to 3.25%	159,101,261	9.17 to 11.66	2,150,669,858	1.54%	18.36% to 15.26%
2008	0.65% to 3.25%	149,844,350	7.75 to 10.12	1,725,868,410	2.83%	-23.70% to -25.69%
2007	0.75% to 3.25%	145,018,915	10.15 to 13.62	2,213,097,547	2.80%	1.55% to 2.21%	*
2006	0.80% to 3.25%	119,084,540	13.55 to 13.32	1,748,946,215	2.59%	10.46% to 7.74%
NVIT Investor Destinations Moderately Aggressive Fund -Class II (GVDMA)
2010	0.65% to 3.10%	92,239,100	9.62 to 13.62	1,484,512,669	1.88%	12.10% to 9.34%
2009	0.65% to 3.15%	99,614,695	8.58 to 12.41	1,442,819,680	1.32%	23.58% to 20.47%
2008	0.65% to 3.25%	102,697,193	6.95 to 10.24	1,214,743,220	2.48%	-31.84% to -33.62%
2007	0.80% to 3.25%	100,235,949	15.31 to 15.43	1,754,174,386	2.38%	5.30% to 2.68%
2006	0.80% to 3.25%	84,334,918	14.54 to 15.03	1,411,443,294	2.32%	13.63% to 10.83%
NVIT Investor Destinations Moderately Conservative Fund -Class II (GVDMC)
2010	0.40% to 3.05%	51,232,905	10.57 to 11.92	698,910,323	2.11%	8.08% to 5.21%
2009	0.65% to 3.20%	46,770,342	9.73 to 11.21	598,037,127	1.73%	13.82% to 10.90%
2008	0.65% to 3.20%	42,212,488	8.55 to 10.11	478,690,281	3.20%	-15.60% to -17.76%
2007	0.80% to 3.00%	37,093,457	13.43 to 12.41	505,146,597	3.22%	5.01% to 2.67%
2006	0.80% to 3.00%	26,410,052	12.79 to 12.09	346,803,038	2.80%	7.56% to 5.18%
NVIT Leaders Fund -Class III (GVUSL)
2009	0.80% to 1.40%	257,511	11.35 to 10.83	2,809,711	0.84%	32.82% to 32.02%
2008	0.80% to 1.40%	344,880	8.54 to 8.20	2,847,343	0.77%	-50.34% to -50.64%
2007	0.80% to 1.40%	397,523	17.20 to 16.62	6,641,009	1.16%	10.66% to 9.99%
2006	0.80% to 1.40%	416,108	15.55 to 15.11	6,311,879	0.74%	15.20% to 14.50%
(Continued)

117

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	0.40% to 3.05%	5,115,318	$11.37 to $ 17.50	$99,473,389	1.28%	25.70% to 22.36%
2009	0.80% to 3.05%	5,707,255	14.59 to 14.30	88,938,969	0.99%	35.66% to 32.58%
2008	0.80% to 3.05%	5,965,468	10.76 to 10.79	67,891,140	1.25%	-36.97% to -38.41%
2007	0.80% to 3.05%	6,776,727	17.07 to 17.51	121,741,631	1.44%	6.69% to 4.26%
2006	0.80% to 2.95%	7,922,124	16.00 to 16.86	132,450,412	1.14%	9.01% to 6.66%
NVIT Money Market Fund -Class I (SAM)
2010	0.40% to 3.30%	45,261,889	10.09 to 8.92	566,041,327	0.00%	-0.40% to -3.30%
2009	0.40% to 3.30%	47,298,089	10.13 to 9.23	611,884,145	0.05%	-0.36% to -3.26%
2008	0.65% to 3.25%	58,886,454	10.20 to 9.57	801,127,428	1.98%	1.39% to -1.26%
2007	0.80% to 3.25%	46,091,872	14.17 to 9.69	640,751,455	4.69%	3.95% to 1.37%
2006	0.80% to 3.25%	30,582,760	13.64 to 9.56	454,065,260	4.85%	3.70% to 1.14%
NVIT Multi-Manager International Growth Fund -Class III (NVMIG3)
2010	0.80% to 1.40%	4,850,543	9.35 to 9.20	44,725,588	0.74%	13.12% to 12.44%
2009	0.80% to 1.40%	5,811,834	8.27 to 8.18	47,623,886	0.86%	35.37% to 34.55%
2008	0.80% to 1.40%	236,983	6.11 to 6.08	1,442,366	0.11%	-38.93% to -39.17%	*
NVIT Multi-Manager International Growth Fund -Class VI (NVMIG6)
2010	0.65% to 3.20%	21,858,795	9.32 to 8.70	197,781,700	0.45%	13.07% to 10.17%
2009	0.65% to 3.25%	33,492,360	8.25 to 7.89	271,002,647	1.03%	35.22% to 31.68%
2008	0.65% to 3.25%	33,672,563	6.10 to 5.99	203,779,302	0.00%	-39.02% to -40.09%	*
NVIT Multi-Manager International Value Fund -Class II (GVDIV2)
2010	0.95% to 2.15%	58,167	13.57 to 14.57	884,469	1.88%	4.89% to 3.62%
2009	0.95% to 2.15%	70,793	12.94 to 14.06	1,032,142	1.79%	28.28% to 26.72%
2008	0.95% to 2.20%	93,231	10.09 to 11.08	1,064,102	1.54%	-46.99% to -47.74%
2007	0.95% to 2.30%	114,548	19.03 to 21.03	2,483,741	1.68%	1.73% to 0.33%
2006	0.95% to 2.30%	138,583	18.71 to 20.96	2,966,966	1.79%	21.24% to 19.60%
NVIT Multi-Manager International Value Fund -Class III (GVDIV3)
2010	0.80% to 1.40%	485,438	16.47 to 15.72	7,673,903	2.20%	5.26% to 4.63%
2009	0.80% to 1.40%	567,848	15.64 to 15.02	8,573,083	2.08%	28.80% to 28.02%
2008	0.80% to 1.40%	801,982	12.15 to 11.74	9,450,119	1.71%	-46.76% to -47.09%
2007	0.80% to 1.40%	1,163,407	22.81 to 22.18	25,890,831	2.19%	2.10% to 1.48%
2006	0.80% to 1.40%	1,414,407	22.34 to 21.85	30,988,347	2.04%	21.77% to 21.03%
NVIT Multi-Manager International Value Fund -Class VI (GVDIV6)
2010	0.40% to 3.30%	5,274,892	7.51 to 9.56	56,592,567	2.39%	5.43% to 2.36%
2009	0.40% to 3.30%	4,221,490	7.13 to 9.34	43,539,817	1.99%	28.97% to 25.22%
2008	0.65% to 3.25%	14,917,379	5.44 to 7.48	119,779,486	1.55%	-46.80% to -48.20%
2007	0.95% to 3.25%	17,958,586	15.73 to 14.43	274,210,858	2.13%	1.72% to -0.66%
2006	0.95% to 3.25%	8,623,100	15.46 to 14.53	130,577,252	1.68%	21.25% to 18.44%
NVIT Multi-Manager Large Cap Growth Fund -Class I (NVMLG1)
2010	0.80% to 1.40%	1,296,267	9.34 to 9.19	11,938,684	0.06%	14.59% to 13.89%
2009	0.80% to 1.40%	435,720	8.15 to 8.07	3,519,745	0.80%	28.74% to 27.96%
2008	0.80% to 1.40%	4,988	6.33 to 6.30	31,488	0.49%	-36.70% to -36.95%	*
NVIT Multi-Manager Large Cap Growth Fund -Class II (NVMLG2)
2010	0.65% to 3.20%	14,383,005	9.33 to 8.70	130,345,255	0.00%	14.61% to 11.67%
2009	0.65% to 3.25%	20,688,233	8.14 to 7.79	165,234,419	0.48%	28.51% to 25.15%
2008	1.10% to 2.60%	100,379	6.31 to 6.25	631,180	0.35%	-36.86% to -37.51%	*
NVIT Multi-Manager Large Cap Value Fund -Class I (NVMLV1)
2010	0.80% to 1.40%	368,018	10.46 to 10.42	3,835,629	0.50%	4.59% to 4.17%	*
NVIT Multi-Manager Large Cap Value Fund -Class II (NVMLV2)
2010	0.40% to 2.95%	4,831,835	9.58 to 8.42	42,225,995	0.54%	12.29% to 9.42%
2009	0.40% to 2.95%	4,932,338	8.54 to 7.69	38,825,340	1.10%	26.90% to 23.65%
2008	0.80% to 2.75%	538,618	6.31 to 6.23	3,379,434	0.97%	-36.85% to -37.69%	*
NVIT Multi-Manager Mid Cap Growth Fund -Class I (NVMMG1)
2010	0.80% to 1.40%	21,964,214	9.91 to 9.75	214,642,760	0.00%	25.80% to 25.04%
2009	0.80% to 1.40%	25,406,505	7.88 to 7.80	198,383,368	0.00%	26.10% to 25.34%
2008	0.80% to 1.40%	82,831	6.25 to 6.22	515,576	0.00%	-37.54% to -37.79%	*
NVIT Multi-Manager Mid Cap Growth Fund -Class II (NVMMG2)
2010	0.65% to 3.20%	15,990,746	9.87 to 9.21	153,386,874	0.00%	25.65% to 22.43%
2009	0.65% to 3.25%	21,823,573	7.86 to 7.52	168,407,542	0.00%	25.88% to 22.59%
2008	0.65% to 3.25%	13,384,980	6.24 to 6.13	82,917,533	0.00%	-37.57% to -38.67%	*
NVIT Multi-Manager Mid Cap Value Fund -Class II (NVMMV2)
2010	0.65% to 3.20%	30,788,320	10.37 to 9.67	311,820,186	1.26%	18.85% to 15.81%
2009	0.65% to 3.25%	38,969,703	8.72 to 8.34	334,877,361	1.06%	29.62% to 26.23%
2008	0.65% to 3.25%	25,339,928	6.73 to 6.61	169,207,097	1.07%	-32.72% to -33.90%	*
NVIT Multi-Manager Small Cap Growth Fund -Class I (SCGF)
2010	0.80% to 1.40%	1,058,529	7.08 to 6.64	7,084,169	0.00%	24.44% to 23.69%
2009	0.80% to 1.40%	1,069,631	5.69 to 5.37	5,784,908	0.00%	26.44% to 25.68%
2008	0.80% to 1.40%	1,159,659	4.50 to 4.27	4,987,989	0.00%	-46.85% to -47.17%
2007	0.80% to 1.40%	1,333,156	8.47 to 8.08	10,842,638	0.00%	8.87% to 8.21%
2006	0.80% to 1.40%	1,582,686	7.78 to 7.47	11,881,738	0.00%	2.38% to 1.77%
(Continued)

118

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2010	0.65% to 2.80%	1,120,559	$8.62 to $ 11.86	$16,035,870	0.00%	24.29% to 21.61%
2009	0.95% to 2.65%	983,361	7.04 to 10.84	11,455,239	0.00%	25.98% to 23.82%
2008	0.95% to 2.65%	968,639	5.59 to 8.75	9,006,487	0.00%	-47.04% to -47.96%
2007	0.95% to 2.80%	1,534,096	10.55 to 15.18	26,997,038	0.00%	5.55% to 6.42%	*
2006	1.10% to 2.50%	874,697	16.77 to 15.87	14,347,686	0.00%	1.86% to 0.42%
NVIT Multi-Manager Small Cap Value Fund -Class I (SCVF)
2010	0.80% to 1.40%	1,869,906	23.18 to 21.46	40,531,559	0.59%	25.59% to 24.83%
2009	0.80% to 1.40%	2,126,736	18.45 to 17.19	36,900,577	0.58%	25.21% to 24.45%
2008	0.80% to 1.40%	2,629,323	14.74 to 13.81	36,629,666	1.08%	-32.70% to -33.10%
2007	0.80% to 1.40%	3,462,637	21.90 to 20.65	72,051,759	1.12%	-7.64% to -8.21%
2006	0.80% to 1.40%	4,662,412	23.71 to 22.50	105,594,388	0.43%	16.36% to 15.66%
NVIT Multi-Manager Small Cap Value Fund -Class II (SCVF2)
2010	0.85% to 2.90%	1,184,181	10.57 to 16.78	24,902,171	0.44%	25.40% to 22.81%
2009	0.85% to 2.90%	1,573,837	8.43 to 13.66	26,272,189	0.48%	24.79% to 22.21%
2008	0.85% to 2.90%	1,254,598	6.75 to 11.18	17,069,075	0.90%	-32.88% to -34.27%
2007	0.95% to 2.70%	1,429,150	14.60 to 19.38	29,121,568	0.90%	-8.12% to -9.75%
2006	0.95% to 2.70%	1,931,451	15.89 to 21.48	43,101,602	0.22%	15.99% to 13.94%
NVIT Multi-Manager Small Company Fund -Class I (SCF)
2010	0.80% to 1.40%	2,424,228	40.10 to 36.60	89,746,825	0.28%	24.32% to 23.57%
2009	0.80% to 1.40%	2,862,552	32.25 to 29.62	85,697,283	0.27%	33.62% to 32.82%
2008	0.80% to 1.40%	3,418,854	24.14 to 22.30	76,995,047	0.79%	-38.68% to -39.06%
2007	0.80% to 1.40%	4,226,617	39.37 to 36.59	156,048,695	0.09%	1.31% to 0.69%
2006	0.80% to 1.40%	5,162,695	38.86 to 36.34	189,121,006	0.10%	11.14% to 10.47%
NVIT Multi-Manager Small Company Fund -Class II (SCF2)
2010	0.75% to 2.95%	2,354,378	10.27 to 16.88	48,456,246	0.06%	24.04% to 21.30%
2009	0.85% to 2.95%	2,565,425	8.26 to 13.92	42,920,845	0.15%	33.29% to 30.46%
2008	0.65% to 3.25%	4,915,642	6.21 to 10.48	61,690,354	0.61%	-38.76% to -40.36%
2007	0.95% to 3.25%	4,806,056	16.16 to 17.57	99,556,181	0.00%	0.92% to -1.44%
2006	0.95% to 3.25%	4,583,575	16.02 to 17.83	94,540,917	0.06%	10.69% to 8.13%
NVIT Multi-Sector Bond Fund -Class I (MSBF)
2010	0.65% to 2.95%	8,055,038	11.15 to 11.48	109,383,488	6.73%	9.87% to 7.33%
2009	0.80% to 2.95%	5,998,819	14.93 to 10.70	75,080,727	10.13%	23.38% to 20.71%
2008	0.80% to 2.95%	4,888,835	12.10 to 8.86	50,278,472	7.18%	-17.95% to -19.73%
2007	0.80% to 2.95%	5,127,598	14.75 to 11.04	65,624,015	3.96%	3.78% to 1.52%
2006	0.80% to 2.70%	4,491,128	14.21 to 11.36	56,418,087	4.15%	4.00% to 2.02%
NVIT Short Term Bond Fund -Class II (NVSTB2)
2010	0.65% to 3.30%	7,264,937	10.72 to 9.97	75,846,288	1.32%	1.75% to -0.96%
2009	0.80% to 3.30%	7,363,311	10.51 to 10.07	76,304,875	2.29%	6.25% to 3.58%
2008	0.80% to 2.90%	1,618,282	9.89 to 9.75	15,898,860	2.47%	-1.10% to -2.50%	*
NVIT Technology & Communications Fund -Class I (GGTC)
2009	0.80% to 1.40%	59,032	3.09 to 2.92	173,754	0.00%	51.25% to 50.33%
2008	0.80% to 1.40%	69,320	2.04 to 1.94	135,605	0.00%	-48.98% to -49.29%
2007	0.80% to 1.40%	89,808	4.00 to 3.83	346,234	0.00%	19.13% to 18.40%
2006	0.80% to 1.40%	134,349	3.36 to 3.23	437,058	0.00%	10.28% to 9.62%
NVIT Technology & Communications Fund -Class II (GGTC2)
2009	1.15% to 2.45%	49,650	15.30 to 13.97	742,990	0.00%	50.52% to 48.54%
2008	1.15% to 2.45%	59,489	10.17 to 9.41	593,313	0.00%	-49.38% to -50.05%
2007	0.95% to 2.45%	77,916	13.74 to 18.83	1,535,827	0.00%	18.85% to 17.04%
2006	0.95% to 2.45%	86,480	11.56 to 16.09	1,441,736	0.00%	9.63% to 7.97%
NVIT Technology & Communications Fund -Class III (GGTC3)
2009	0.80% to 1.40%	503,843	11.39 to 10.87	5,508,883	0.00%	51.23% to 50.31%
2008	0.80% to 1.40%	328,516	7.53 to 7.23	2,390,551	0.00%	-49.00% to -49.31%
2007	0.80% to 1.40%	430,126	14.77 to 14.27	6,165,718	0.00%	19.22% to 18.49%
2006	0.80% to 1.40%	503,432	12.38 to 12.04	6,083,287	0.00%	10.20% to 9.53%
NVIT Technology & Communications Fund -Class VI (GGTC6)
2009	0.95% to 2.80%	1,441,431	10.73 to 9.64	14,877,466	0.00%	51.04% to 48.22%
2008	0.95% to 2.80%	677,283	7.10 to 6.50	4,669,470	0.00%	-49.29% to -50.25%
2007	0.95% to 2.80%	1,169,229	14.01 to 13.07	15,963,363	0.00%	18.76% to 16.53%
2006	0.95% to 2.45%	606,445	11.79 to 11.33	7,020,073	0.00%	10.14% to 8.48%
NVIT U.S. Growth Leaders Fund -Class II (GVUG2)
2009	0.95% to 2.95%	964,339	8.10 to 12.26	14,596,668	0.00%	24.49% to 21.97%
2008	0.95% to 2.95%	1,047,552	6.51 to 10.06	12,820,073	0.00%	-42.03% to -43.20%
2007	0.95% to 2.95%	1,094,930	11.22 to 17.70	23,231,890	0.00%	12.24% to 18.50%	*
2006	1.10% to 2.95%	1,117,672	18.07 to 14.94	19,776,812	0.17%	-1.60% to -3.43%
NVIT U.S. Growth Leaders Fund -Class III (GVUGL)
2009	0.80% to 1.40%	188,997	13.43 to 12.82	2,437,489	0.00%	24.78% to 24.03%
2008	0.80% to 1.40%	270,231	10.76 to 10.33	2,805,775	0.00%	-41.73% to -42.08%
2007	0.80% to 1.40%	329,074	18.46 to 17.84	5,894,162	0.00%	21.45% to 20.71%
2006	0.80% to 1.40%	454,175	15.20 to 14.78	6,733,083	0.25%	-1.08% to -1.68%
(Continued)

119

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	0.80% to 1.40%	30,384,486	$14.02 to $ 13.88	$422,241,384	0.06%	7.93% to 7.28%
2009	0.80% to 1.40%	46,211	12.99 to 12.94	598,142	0.34%	29.90% to 29.38%	*
Oppenheimer NVIT Large Cap Growth Fund -Class II (NVOLG2)
2010	0.65% to 3.10%	21,739,959	14.00 to 13.43	299,585,237	0.07%	7.81% to 5.16%
2009	1.05% to 2.45%	126,715	12.95 to 12.82	1,636,114	0.01%	29.46% to 28.24%	*
Templeton NVIT International Value Fund -Class III (NVTIV3)
2010	0.65% to 3.20%	16,971,191	13.71 to 13.13	228,494,131	1.85%	5.65% to 2.95%
2009	0.65% to 3.25%	24,685,147	12.98 to 12.75	317,975,246	0.42%	29.78% to 27.50%	*
Van Kampen NVIT Comstock Value Fund -Class II (EIF2)
2010	0.65% to 3.20%	8,163,585	9.08 to 12.56	125,378,639	1.29%	14.70% to 11.75%
2009	0.65% to 3.25%	6,274,173	7.92 to 11.20	85,166,606	1.05%	27.43% to 24.10%
2008	0.65% to 3.25%	8,010,536	6.21 to 9.03	85,951,615	1.57%	-37.63% to -39.26%
2007	0.80% to 3.25%	18,188,564	12.93 to 14.86	315,762,751	1.56%	-3.39% to -5.79%
2006	0.80% to 3.25%	11,215,121	13.38 to 15.77	203,267,045	1.51%	14.64% to 11.81%
Van Kampen NVIT Real Estate Fund -Class I (NVRE1)
2010	0.80% to 1.40%	7,607,257	9.41 to 9.26	70,603,939	1.91%	29.14% to 28.36%
2009	0.80% to 1.40%	8,476,274	7.29 to 7.22	61,240,260	2.17%	29.79% to 29.00%
2008	0.80% to 1.40%	146,484	5.62 to 5.59	819,751	4.56%	-43.84% to -44.06%	*
Van Kampen NVIT Real Estate Fund -Class II (NVRE2)
2010	0.85% to 2.80%	7,395,551	9.33 to 8.85	67,769,999	1.69%	28.72% to 26.19%
2009	0.75% to 2.70%	7,149,290	7.26 to 7.02	51,256,307	1.92%	29.54% to 26.99%
2008	0.95% to 2.80%	319,169	5.60 to 5.53	1,779,763	3.53%	-44.02% to -44.73%	*
Advisers Management Trust -Short Duration Bond Portfolio -I Class Shares (AMTB)
2010	0.40% to 3.05%	18,038,619	10.18 to 9.18	200,415,989	4.85%	4.86% to 2.07%
2009	0.40% to 3.25%	24,900,539	9.70 to 8.87	262,364,479	7.00%	12.87% to 9.64%
2008	0.65% to 3.25%	38,156,662	8.59 to 8.09	355,647,246	4.55%	-13.99% to -16.24%
2007	0.80% to 3.25%	38,220,042	15.25 to 9.66	424,912,124	3.23%	3.93% to 1.35%
2006	0.80% to 3.25%	19,400,879	14.68 to 9.53	224,892,310	3.51%	3.37% to 0.82%
Foreign Bond Portfolio (Unhedged) -Advisor Class (PMVFAD)
2010	0.80% to 2.55%	1,500,572	11.83 to 11.49	17,556,731	1.26%	8.50% to 6.58%
2009	0.75% to 2.45%	649,344	10.91 to 10.79	7,051,409	0.97%	9.11% to 7.86%	*
Low Duration Portfolio -Advisor Class (PMVLAD)
2010	0.40% to 3.20%	18,042,359	11.54 to 11.01	203,955,140	1.54%	4.77% to 1.82%
2009	0.65% to 3.25%	14,013,653	11.00 to 10.81	153,020,206	1.62%	9.98% to 8.05%	*
V.I. Basic Value Fund -Series II (AVBV2)
2008	0.80% to 2.95%	2,569,381	5.12 to 7.08	21,201,989	0.47%	-52.29% to -53.33%
2007	0.80% to 2.95%	2,902,901	10.74 to 15.16	50,651,888	0.35%	0.55% to -1.64%
2006	0.95% to 2.95%	3,021,464	14.14 to 15.42	52,769,013	0.12%	11.87% to 9.62%
V.I. Capital Appreciation Fund -Series II (AVCA2)
2010	0.80% to 2.95%	579,187	8.56 to 10.74	7,427,438	0.51%	14.28% to 11.81%
2009	0.80% to 2.95%	687,506	7.49 to 9.60	7,749,730	0.27%	19.75% to 17.16%
2008	0.80% to 2.95%	804,764	6.25 to 8.20	7,651,910	0.00%	-43.09% to -44.32%
2007	0.80% to 2.95%	1,044,738	10.99 to 14.72	17,629,535	0.00%	10.83% to 8.42%
2006	0.80% to 2.95%	936,992	9.91 to 13.58	14,402,186	0.00%	-0.88% to 2.94%	*
V.I. Capital Development Fund -Series II (AVCD2)
2010	0.80% to 2.95%	1,298,000	9.63 to 14.87	23,011,080	0.00%	17.52% to 14.98%
2009	0.80% to 3.00%	1,278,768	8.19 to 12.88	19,440,268	0.00%	40.85% to 37.73%
2008	0.80% to 3.00%	1,176,724	5.82 to 9.35	12,813,434	0.00%	-47.55% to -48.72%
2007	0.80% to 3.00%	1,288,902	11.09 to 18.24	27,002,291	0.00%	9.66% to 7.21%
2006	0.80% to 3.00%	1,088,041	10.12 to 17.01	20,992,339	0.00%	1.15% to 12.78%	*
VPS Growth and Income Portfolio -Class B (ALVGIB)
2010	0.95% to 2.60%	585,653	11.88 to 12.94	8,132,903	0.00%	11.73% to 9.87%
2009	0.95% to 2.80%	733,419	10.63 to 10.47	9,115,377	3.52%	19.21% to 16.98%
2008	0.95% to 2.80%	891,778	8.92 to 8.95	9,367,499	1.77%	-41.26% to -42.36%
2007	0.95% to 2.90%	1,095,470	15.18 to 15.45	19,731,218	1.22%	3.86% to 1.80%
2006	0.95% to 2.90%	1,318,088	14.62 to 15.18	23,041,761	1.14%	15.88% to 13.60%
VPS Small/Mid Cap Value Portfolio -Class B (ALVSVB)
2010	0.40% to 2.80%	2,060,999	11.74 to 18.91	45,815,068	0.26%	26.08% to 23.05%
2009	0.40% to 2.90%	1,172,611	9.31 to 15.26	21,042,602	0.78%	42.09% to 38.52%
2008	0.80% to 2.80%	934,857	6.22 to 11.08	11,843,636	0.28%	-37.79% to -37.55%	*
2007	0.95% to 2.40%	394,975	16.31 to 19.59	7,812,720	0.80%	0.56% to -0.92%
2006	0.95% to 2.40%	436,802	16.22 to 19.77	8,743,128	0.23%	13.12% to 11.47%
Money Market Portfolio(TM) (CHSMM)
2010	0.75% to 1.55%	1,300,472	10.04 to 10.38	13,862,136	0.01%	-0.70% to -1.50%
2009	0.75% to 1.55%	1,588,787	10.11 to 10.54	17,129,897	0.11%	-0.65% to -1.45%
2008	0.75% to 1.85%	2,367,841	10.18 to 10.52	25,748,263	2.08%	1.35% to 0.23%
2007	0.95% to 1.85%	2,030,093	10.92 to 10.50	22,118,985	4.51%	3.74% to 2.79%
2006	0.95% to 1.85%	1,650,023	10.53 to 10.21	17,343,382	4.15%	3.61% to 2.67%
(Continued)

120

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
VP Balanced Fund - Class I (ACVB)
2010	0.80% to 1.40%	1,591,690	$ 20.70 to $ 22.04	$37,481,345	1.87%	10.74% to 10.07%
2009	0.80% to 1.40%	1,885,279	18.70 to 20.03	40,271,753	5.37%	14.56% to 13.87%
2008	0.80% to 1.40%	2,314,333	16.32 to 17.59	43,388,355	2.68%	-20.97% to -21.45%
2007	0.80% to 1.40%	2,885,081	20.65 to 22.39	68,694,053	2.18%	4.09% to 3.46%
2006	0.80% to 1.40%	3,544,356	19.84 to 21.64	81,354,666	1.99%	8.74% to 8.09%
VP Capital Appreciation Fund -Class I (ACVCA)
2010	1.30%	197	49.69	9,789	0.00%	29.59%
2008	0.80% to 1.40%	2,882,462	11.93 to 14.27	70,456,060	0.00%	-46.62% to -46.94%
2007	0.80% to 1.40%	3,530,839	22.34 to 26.89	159,958,937	0.00%	44.63% to 43.75%
2006	0.80% to 1.40%	3,982,752	15.45 to 18.71	124,686,439	0.00%	16.28% to 15.58%
VP Income & Growth Fund -Class I (ACVIG)
2010	0.80% to 1.40%	1,330,183	12.13 to 11.24	15,091,629	1.52%	13.23% to 12.55%
2009	0.80% to 1.40%	1,564,365	10.71 to 9.98	15,758,920	4.85%	17.15% to 16.44%
2008	0.80% to 1.40%	1,902,498	9.15 to 8.57	16,446,480	2.09%	-35.11% to -35.50%
2007	0.80% to 1.40%	2,391,422	14.09 to 13.29	32,022,315	1.98%	-0.87% to -1.47%
2006	0.80% to 1.40%	2,937,946	14.22 to 13.49	39,889,470	1.85%	16.15% to 15.45%
VP Income & Growth Fund -Class II (ACVIG2)
2010	0.95% to 2.55%	413,946	12.59 to 13.32	5,882,372	1.26%	12.78% to 10.96%
2009	0.95% to 2.85%	503,648	11.16 to 9.01	6,339,742	4.46%	16.66% to 14.25%
2008	0.95% to 2.85%	602,251	9.57 to 7.88	6,525,719	1.80%	-35.35% to -36.67%
2007	0.95% to 2.85%	727,674	14.80 to 12.45	12,216,196	1.71%	-1.38% to -3.23%
2006	0.95% to 2.85%	861,606	15.01 to 12.86	14,784,058	1.57%	15.71% to 13.54%
VP Inflation Protection Fund -Class II (ACVIP2)
2010	0.40% to 3.30%	14,505,426	11.27 to 11.00	184,077,579	1.65%	4.70% to 1.65%
2009	0.40% to 3.30%	12,382,367	10.76 to 10.83	151,758,191	1.80%	9.77% to 6.58%
2008	0.75% to 3.05%	10,709,237	10.07 to 10.32	120,944,215	4.72%	-2.33% to -4.59%
2007	0.80% to 3.05%	6,820,642	11.89 to 10.81	79,613,998	4.31%	8.61% to 6.14%
2006	0.80% to 3.00%	6,878,406	10.94 to 10.21	74,548,587	3.41%	0.78% to -1.45%
VP International Fund -Class I (ACVI)
2008	0.80% to 1.40%	1,852,745	15.27 to 14.16	26,470,256	0.84%	-45.27% to -45.60%
2007	0.80% to 1.40%	2,292,787	27.90 to 26.02	60,157,680	0.72%	17.11% to 16.40%
2006	0.80% to 1.40%	2,905,577	23.82 to 22.36	65,448,602	1.67%	24.03% to 23.28%
VP International Fund -Class II (ACVI2)
2008	0.95% to 2.15%	128,519	11.38 to 12.17	1,624,402	0.67%	-45.42% to -46.09%
2007	0.95% to 2.15%	152,551	20.85 to 22.58	3,551,239	0.56%	16.79% to 15.37%
2006	0.95% to 2.15%	167,745	17.86 to 19.57	3,361,447	1.45%	23.56% to 22.07%
VP International Fund -Class III (ACVI3)
2008	0.80% to 1.40%	1,568,771	10.15 to 9.75	15,380,530	0.83%	-45.27% to -45.60%
2007	0.80% to 1.40%	1,893,113	18.55 to 17.92	34,085,680	0.70%	17.11% to 16.40%
2006	0.80% to 1.40%	2,121,586	15.84 to 15.40	32,787,298	1.62%	24.03% to 23.28%
VP International Fund -Class IV (ACVI4)
2008	0.95% to 2.80%	943,918	9.95 to 9.11	9,133,453	0.68%	-45.47% to -46.50%
2007	0.95% to 2.80%	1,081,252	18.24 to 17.03	19,305,697	0.42%	16.77% to 14.58%
2006	0.95% to 2.65%	741,894	15.62 to 14.92	11,421,722	1.45%	23.68% to 21.57%
VP Mid Cap Value Fund -Class I (ACVMV1)
2010	0.80% to 1.40%	563,062	12.30 to 11.96	6,762,218	2.25%	18.30% to 17.59%
2009	0.80% to 1.40%	535,378	10.40 to 10.17	5,462,541	3.84%	28.91% to 28.13%
2008	0.80% to 1.40%	566,200	8.07 to 7.94	4,504,507	0.09%	-24.95% to -25.41%
2007	0.80% to 1.40%	544,568	10.75 to 10.64	5,803,553	0.95%	-3.09% to -3.68%
2006	0.80% to 1.40%	299,448	11.09 to 11.05	3,310,661	1.20%	10.94% to 10.50%	*
VP Mid Cap Value Fund -Class II (ACVMV2)
2010	0.75% to 3.30%	4,240,631	11.42 to 12.79	59,493,597	2.24%	18.08% to 15.05%
2009	0.75% to 3.30%	3,038,070	9.67 to 11.11	36,485,640	3.39%	28.83% to 25.52%
2008	0.75% to 2.90%	2,949,866	7.51 to 8.99	27,697,339	0.09%	-25.08% to -26.70%
2007	1.10% to 2.90%	2,191,006	12.88 to 12.26	27,830,212	0.66%	-3.50% to -5.27%
2006	1.10% to 2.90%	1,253,439	13.35 to 12.95	16,593,330	0.67%	18.91% to 16.75%
VP Ultra(R) Fund -Class I (ACVU1)
2008	0.80% to 1.40%	259,464	7.37 to 7.08	1,847,004	0.00%	-41.95% to -42.30%
2007	0.80% to 1.40%	371,822	12.70 to 12.27	4,581,136	0.00%	20.04% to 19.31%
2006	0.80% to 1.40%	423,522	10.58 to 10.28	4,369,846	0.00%	-4.05% to -4.63%
VP Ultra(R) Fund -Class II (ACVU2)
2008	0.95% to 2.90%	868,516	7.82 to 7.74	7,868,731	0.00%	-42.20% to -43.34%
2007	0.95% to 2.90%	1,079,627	13.53 to 13.65	17,056,680	0.00%	19.69% to 17.32%
2006	0.95% to 2.90%	1,132,582	11.31 to 11.64	15,069,024	0.00%	-4.30% to -6.18%
(Continued)

121

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
VP Value Fund - Class I (ACVV)
2009	0.80% to 1.40%	3,000,711	$21.33 to $ 19.71	$59,752,569	5.88%	18.90% to 18.19%
2008	0.80% to 1.40%	3,763,741	17.94 to 16.68	63,351,622	2.53%	-27.36% to -27.80%
2007	0.80% to 1.40%	4,831,480	24.70 to 23.10	112,542,386	1.78%	-5.90% to -6.47%
2006	0.80% to 1.40%	6,165,160	26.25 to 24.70	153,403,265	1.35%	17.71% to 17.00%
VP Value Fund - Class II (ACVV2)
2009	0.75% to 3.30%	5,307,560	8.68 to 11.81	76,316,151	5.43%	18.82% to 15.77%
2008	0.75% to 2.95%	5,916,904	7.31 to 10.41	72,299,440	2.22%	-27.35% to -28.97%
2007	0.95% to 2.95%	5,881,576	14.49 to 14.65	99,951,941	1.51%	-6.21% to -8.12%
2006	0.95% to 2.95%	5,699,037	15.45 to 15.95	104,054,486	1.05%	17.34% to 14.98%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.80% to 1.40%	560,487	6.77 to 6.66	3,740,623	0.00%	-49.04% to -49.34%
2007	0.80% to 1.40%	951,361	13.28 to 13.14	12,519,496	0.00%	38.65% to 37.81%
2006	1.30% to 1.40%	15,762	9.54	150,403	0.00%	-4.56% to -4.63%	*
VP Vista(SM) Fund - Class II (ACVVS2)
2008	0.95% to 2.80%	1,499,857	6.31 to 8.04	12,523,097	0.00%	-49.20% to -50.15%
2007	0.95% to 2.80%	2,291,468	12.42 to 16.13	37,937,432	0.00%	24.25% to 35.61%	*
2006	1.10% to 2.90%	242,388	12.25 to 11.88	2,936,912	0.00%	7.68% to 5.73%
Small Cap Stock Index Portfolio -Service Shares (DVSCS)
2010	0.40% to 3.20%	3,955,893	11.36 to 17.02	76,702,207	0.48%	25.32% to 21.80%
2009	0.40% to 2.90%	2,741,931	9.06 to 14.26	41,696,031	2.51%	24.53% to 21.40%
2008	0.80% to 2.80%	2,849,922	10.29 to 11.82	34,819,726	0.81%	-31.47% to -32.85%
2007	0.80% to 2.70%	2,789,752	15.01 to 19.17	49,316,620	0.40%	-1.45% to -3.35%
2006	0.80% to 2.50%	3,003,653	15.23 to 20.00	53,124,303	0.42%	13.50% to 11.56%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.80% to 1.40%	8,556,559	24.08 to 28.17	244,155,883	1.80%	13.92% to 13.23%
2009	0.80% to 1.40%	10,005,487	21.14 to 24.87	251,973,988	2.07%	25.32% to 24.57%
2008	0.80% to 1.40%	11,829,308	16.87 to 19.97	239,007,065	2.04%	-37.64% to -38.02%
2007	0.80% to 1.40%	14,260,866	27.05 to 32.22	464,467,374	1.71%	4.41% to 3.77%
2006	0.80% to 1.40%	17,471,027	25.91 to 31.05	547,761,774	1.59%	14.58% to 13.89%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2010	0.40% to 2.85%	7,353,016	9.30 to 12.37	109,163,971	1.61%	14.08% to 11.28%
2009	0.75% to 2.85%	7,000,385	7.98 to 11.11	92,376,592	1.85%	25.10% to 22.45%
2008	0.95% to 2.85%	6,903,789	9.20 to 9.08	73,597,957	1.77%	-37.92% to -39.11%
2007	0.95% to 2.90%	7,232,672	14.82 to 14.87	124,891,794	1.53%	3.99% to 1.93%
2006	0.95% to 2.90%	7,034,417	14.25 to 14.59	117,546,992	1.41%	14.11% to 11.87%
The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares (DSRG)
2010	0.80% to 1.40%	1,858,295	19.31 to 22.97	45,067,265	0.89%	13.90% to 13.21%
2009	0.80% to 1.40%	2,105,786	16.95 to 20.29	45,091,981	0.98%	32.69% to 31.88%
2008	0.80% to 1.40%	2,380,596	12.77 to 15.38	38,616,074	0.77%	-34.95% to -35.34%
2007	0.80% to 1.40%	2,887,153	19.64 to 23.79	72,290,938	0.55%	6.92% to 6.27%
2006	0.80% to 1.40%	3,504,269	18.37 to 22.39	82,432,140	0.11%	8.33% to 7.68%
Appreciation Portfolio -Initial Shares (DCAP)
2010	0.80% to 1.40%	1,798,776	16.54 to 15.25	27,718,064	2.19%	14.40% to 13.70%
2009	0.80% to 1.40%	1,906,125	14.46 to 13.41	25,808,007	2.70%	21.58% to 20.84%
2008	0.80% to 1.40%	2,251,894	11.90 to 11.10	25,206,414	2.03%	-30.12% to -30.54%
2007	0.80% to 1.40%	2,667,862	17.02 to 15.98	42,947,989	1.61%	6.27% to 5.62%
2006	0.80% to 1.40%	3,227,567	16.02 to 15.12	49,149,665	1.58%	15.55% to 14.85%
Appreciation Portfolio -Service Shares (DCAPS)
2010	0.75% to 2.80%	2,607,789	9.86 to 12.71	39,007,042	1.68%	14.18% to 11.83%
2009	0.75% to 3.00%	1,768,979	8.63 to 11.21	23,417,821	2.14%	21.31% to 18.56%
2008	0.75% to 3.00%	1,678,407	7.12 to 9.45	18,482,018	1.65%	-30.25% to -31.83%
2007	0.95% to 3.00%	1,388,567	14.34 to 13.87	22,154,594	1.41%	5.83% to 3.63%
2006	0.95% to 3.00%	1,641,093	13.55 to 13.38	24,926,948	1.35%	15.11% to 12.73%
Developing Leaders Portfolio -Service Shares (DVDLS)
2010	0.95% to 2.40%	146,633	11.06 to 12.71	1,954,963	0.67%	29.57% to 27.68%
2009	0.95% to 2.40%	130,684	8.54 to 9.95	1,382,149	1.28%	24.57% to 22.74%
2008	0.95% to 2.40%	145,489	6.85 to 8.11	1,231,064	0.56%	-38.36% to -39.27%
2007	0.95% to 2.40%	189,656	11.12 to 13.35	2,613,330	0.53%	-12.13% to -13.42%
2006	0.95% to 2.40%	278,075	12.65 to 15.42	4,374,516	0.17%	2.54% to 1.04%
Growth and Income Portfolio -Initial Shares (DGI)
2010	0.80% to 1.40%	1,135,487	14.57 to 13.38	15,357,509	1.20%	17.66% to 16.95%
2009	0.80% to 1.40%	1,288,723	12.39 to 11.44	14,891,654	1.32%	27.76% to 26.98%
2008	0.80% to 1.40%	1,549,201	9.69 to 9.01	14,086,099	0.63%	-40.89% to -41.25%
2007	0.80% to 1.40%	1,896,207	16.40 to 15.34	29,317,204	0.75%	7.57% to 6.92%
2006	0.80% to 1.40%	2,372,008	15.25 to 14.35	34,268,064	0.76%	13.60% to 12.91%
(Continued)

122

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Capital Appreciation Fund II - Service Shares (FCA2S)
2010	0.95% to 2.40%	159,179	$ 12.75 to $ 13.50	$2,289,941	0.62%	11.93% to 10.30%
2009	0.95% to 2.25%	134,046	11.39 to 9.41	1,702,974	0.76%	12.19% to 10.58%
2008	0.95% to 2.55%	173,986	10.15 to 10.97	1,971,709	0.02%	-30.34% to -31.46%
2007	0.95% to 3.15%	192,944	14.57 to 14.35	3,164,519	0.55%	8.59% to 6.17%
2006	0.95% to 3.15%	212,094	13.42 to 13.52	3,225,966	0.53%	14.69% to 12.15%
Clover Value Fund II -Service Shares (FALFS)
2009	0.95% to 2.40%	86,156	9.69 to 10.39	924,331	2.19%	13.42% to 11.76%
2008	0.95% to 2.75%	95,239	8.54	900,294	1.53%	-34.59% to -35.78%
2007	0.95% to 2.75%	123,768	13.06 to 13.30	1,796,271	1.29%	-10.72% to -12.36%
2006	0.95% to 2.75%	147,270	14.63 to 15.17	2,411,405	1.22%	15.38% to 13.29%
Market Opportunity Fund II -Service Shares (FVMOS)
2009	0.80% to 2.65%	746,449	9.98 to 9.32	7,250,437	1.52%	0.47% to -1.40%
2008	0.80% to 2.80%	918,459	9.94 to 9.41	8,951,034	1.07%	-1.66% to -3.64%
2007	0.80% to 2.35%	295,662	10.10 to 9.84	2,944,941	1.37%	-2.28% to -3.81%
2006	1.15% to 2.30%	326,855	10.32 to 10.24	3,358,443	0.00%	3.16% to 2.37%	*
Quality Bond Fund II -Primary Shares (FQB)
2010	0.80% to 1.40%	917,867	14.69 to 13.94	12,879,317	4.92%	7.64% to 6.99%
2009	0.80% to 1.40%	988,389	13.65 to 13.03	12,949,621	6.58%	19.47% to 18.75%
2008	0.80% to 1.40%	1,061,286	11.42 to 10.97	11,701,500	5.61%	-8.03% to -8.59%
2007	0.80% to 1.40%	1,330,368	12.42 to 12.00	16,034,879	4.53%	4.54% to 3.90%
2006	0.80% to 1.40%	1,361,037	11.88 to 11.55	15,768,662	4.34%	3.32% to 2.70%
Quality Bond Fund II -Service Shares (FQBS)
2010	0.95% to 2.70%	4,051,047	13.16 to 11.48	50,963,526	4.80%	7.25% to 5.36%
2009	0.95% to 2.95%	4,565,974	12.27 to 10.54	53,792,192	6.26%	19.01% to 16.61%
2008	0.95% to 2.95%	4,844,381	10.31 to 9.04	48,257,499	4.88%	-8.43% to -10.28%
2007	0.95% to 2.95%	5,168,222	11.26 to 10.07	56,663,144	4.31%	4.14% to 2.02%
2006	0.95% to 2.95%	4,875,943	10.81 to 9.88	51,727,060	3.80%	2.94% to 0.86%
Contrafund Portfolio -Service Class 2 (FC2)
2009	0.95% to 3.10%	14,053,840	8.45 to 13.83	231,399,877	1.15%	34.18% to 31.27%
2008	0.95% to 3.10%	16,338,369	6.29 to 10.54	201,905,123	0.73%	-43.24% to -44.47%
2007	0.95% to 3.10%	18,440,700	11.09 to 18.97	404,049,775	0.79%	10.88% to 13.65%	*
2006	1.10% to 3.10%	16,826,492	19.42 to 16.70	319,679,085	1.04%	10.21% to 7.99%
Equity-Income Portfolio -Initial Class (FEIP)
2010	0.80% to 1.40%	9,449,660	22.84 to 27.86	380,431,480	1.77%	14.23% to 13.54%
2009	0.80% to 1.40%	11,095,521	19.99 to 24.53	392,467,682	2.23%	29.17% to 28.39%
2008	0.80% to 1.40%	13,248,157	15.48 to 19.11	363,508,408	2.28%	-43.11% to -43.46%
2007	0.80% to 1.40%	16,421,321	27.21 to 33.80	788,830,764	1.74%	0.71% to 0.10%
2006	0.80% to 1.40%	19,837,866	27.02 to 33.76	941,295,561	3.26%	19.23% to 18.52%
Fidelity(R) VIP Fund -Value Strategies Portfolio -Service Class 2 (FVSS2)
2010	1.10% to 3.10%	670,043	21.32 to 16.18	13,530,923	0.28%	24.95% to 22.43%
2009	1.10% to 3.10%	778,358	17.06 to 13.21	12,618,401	0.37%	55.42% to 52.28%
2008	1.10% to 3.10%	844,676	10.98 to 8.68	8,862,131	0.49%	-51.82% to -52.80%
2007	1.10% to 3.10%	1,045,050	22.79 to 18.38	22,900,224	0.63%	4.28% to 2.15%
2006	1.10% to 3.10%	1,184,531	21.85 to 18.00	25,032,411	0.35%	14.74% to 12.42%
High Income Portfolio -Initial Class (FHIP)
2010	0.80% to 1.40%	2,252,355	17.81 to 18.75	60,665,536	7.27%	12.91% to 12.23%
2009	0.80% to 1.40%	2,706,774	15.77 to 16.70	64,906,933	7.64%	42.81% to 41.94%
2008	0.80% to 1.40%	3,333,874	11.05 to 11.77	56,114,072	7.80%	-25.59% to -26.04%
2007	0.80% to 1.40%	4,420,785	14.84 to 15.91	100,020,943	6.64%	1.96% to 1.34%
2006	0.80% to 1.40%	7,076,863	14.56 to 15.70	153,544,649	7.13%	10.35% to 9.68%
VIP Fund -Asset Manager Portfolio -Initial Class (FAMP)
2010	0.80% to 1.40%	5,144,923	23.42 to 22.41	171,687,433	1.66%	13.35% to 12.67%
2009	0.80% to 1.40%	5,946,996	20.66 to 19.89	175,392,894	2.33%	28.08% to 27.31%
2008	0.80% to 1.40%	6,966,315	16.13 to 15.62	160,712,631	2.43%	-29.29% to -29.72%
2007	0.80% to 1.40%	8,375,163	22.81 to 22.23	272,815,879	6.05%	14.58% to 13.88%
2006	0.80% to 1.40%	10,118,900	19.91 to 19.52	286,791,929	2.82%	6.46% to 5.82%
VIP Fund -Contrafund Portfolio -Initial Class (FCP)
2009	0.80% to 1.40%	12,707,542	29.30 to 29.18	374,619,416	1.36%	34.62% to 33.81%
2008	0.80% to 1.40%	15,111,468	21.76 to 21.80	332,663,039	0.91%	-42.97% to -43.32%
2007	0.80% to 1.40%	18,212,023	38.16 to 38.47	706,656,295	0.90%	16.65% to 15.94%
2006	0.80% to 1.40%	21,578,263	32.72 to 33.18	721,451,899	1.27%	10.83% to 10.16%
VIP Fund -Energy Portfolio -Service Class 2 (FNRS2)
2010	0.75% to 2.80%	4,869,955	8.81 to 15.67	81,031,765	0.36%	18.26% to 15.82%
2009	0.75% to 2.75%	5,512,532	7.45 to 13.56	78,214,047	0.23%	46.47% to 43.51%
2008	0.75% to 2.80%	5,594,487	5.08 to 9.43	54,788,140	0.00%	-54.75% to -55.69%
2007	0.80% to 2.80%	5,413,172	13.59 to 21.28	118,510,583	0.13%	44.47% to 41.54%
2006	0.80% to 2.80%	2,923,524	9.41 to 15.03	44,870,467	0.90%	-5.92% to 13.36%	*
(Continued)

123

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
VIP Fund - Equity - Income Portfolio - Service Class 2 (FEI2)
2010	0.75% to 3.30%	9,964,580	$8.55 to $ 11.96	$147,773,910	1.75%	14.06% to 11.13%
2009	0.95% to 3.30%	8,973,964	6.91 to 10.76	117,787,793	2.15%	28.65% to 25.60%
2008	0.95% to 2.95%	9,142,932	5.37 to 8.75	93,902,730	2.22%	-43.36% to -44.50%
2007	0.95% to 2.95%	9,650,205	9.48 to 15.76	176,168,699	1.71%	-5.21% to -1.73%	*
2006	1.10% to 2.95%	9,285,688	18.74 to 16.04	170,040,794	2.92%	18.61% to 16.40%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2010	0.80% to 1.40%	477,386	11.64 to 11.31	5,420,767	2.01%	11.84% to 11.16%
2009	0.80% to 1.40%	508,093	10.41 to 10.18	5,184,551	3.74%	23.16% to 22.41%
2008	0.80% to 1.40%	534,668	8.45 to 8.31	4,453,816	2.86%	-25.68% to -26.13%
2007	0.80% to 1.40%	450,333	11.37 to 11.25	5,074,439	3.44%	7.77% to 7.12%
2006	1.30% to 1.40%	162,866	10.51	1,711,515	3.28%	5.13% to 5.05%	*
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2010	1.10% to 2.60%	7,420,624	12.58 to 11.53	90,382,178	2.38%	11.31% to 9.62%
2009	1.10% to 2.70%	5,580,362	11.30 to 10.47	61,055,820	4.30%	22.59% to 20.61%
2008	1.10% to 2.70%	4,645,289	9.22 to 8.68	41,630,317	2.85%	-25.99% to -27.19%
2007	1.10% to 2.70%	3,748,220	12.45 to 11.92	45,656,435	2.62%	7.22% to 5.48%
2006	1.10% to 2.70%	2,744,382	11.62 to 11.30	31,383,195	2.38%	8.38% to 6.63%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2010	0.80% to 1.40%	879,170	11.19 to 10.87	9,603,062	2.31%	13.60% to 12.92%
2009	0.80% to 1.40%	762,019	9.85 to 9.63	7,363,537	3.51%	27.75% to 26.97%
2008	0.80% to 1.40%	715,854	7.71 to 7.58	5,443,001	2.80%	-33.25% to -33.65%
2007	0.80% to 1.40%	521,510	11.55 to 11.43	5,970,926	3.23%	9.28% to 8.62%
2006	1.30% to 1.40%	138,522	10.53	1,458,810	2.86%	5.33% to 5.25%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2010	1.10% to 2.85%	18,343,828	12.65 to 11.44	226,550,215	2.67%	13.07% to 11.07%
2009	1.10% to 2.85%	10,446,737	11.19 to 10.30	114,146,511	3.98%	27.13% to 24.88%
2008	1.10% to 2.90%	6,972,856	8.80 to 8.23	60,026,433	2.68%	-33.54% to -34.75%
2007	1.10% to 2.90%	5,452,403	13.25 to 12.61	70,902,100	2.44%	8.75% to 6.76%
2006	1.10% to 2.90%	3,209,353	12.18 to 11.81	38,598,876	1.89%	10.48% to 8.47%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2010	0.80% to 1.40%	640,936	10.76 to 10.46	6,737,911	2.10%	15.07% to 14.38%
2009	0.80% to 1.40%	589,970	9.35 to 9.15	5,416,444	2.40%	30.35% to 29.56%
2008	0.80% to 1.40%	481,061	7.17 to 7.06	3,404,900	2.59%	-38.57% to -38.94%
2007	0.80% to 1.40%	307,780	11.68 to 11.56	3,564,229	3.24%	10.31% to 9.64%
2006	0.80% to 1.40%	85,450	10.59 to 10.55	901,603	2.10%	5.88% to 5.46%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2010	1.10% to 2.55%	1,895,831	12.53 to 11.53	22,968,325	1.91%	14.62% to 12.94%
2009	1.10% to 2.70%	1,783,182	10.93 to 10.13	18,869,954	2.17%	29.74% to 27.64%
2008	1.10% to 2.70%	1,631,753	8.43 to 7.94	13,382,199	2.19%	-38.85% to -39.84%
2007	1.10% to 2.70%	1,398,391	13.78 to 13.20	18,889,628	2.17%	9.85% to 8.07%
2006	1.10% to 2.90%	1,094,121	12.55 to 12.17	13,545,883	1.72%	11.69% to 9.66%
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	0.80% to 1.40%	1,657,626	9.27 to 8.59	14,371,980	0.47%	44.68% to 43.81%
2008	0.80% to 1.40%	1,893,306	6.40 to 5.97	11,404,425	0.37%	-55.38% to -55.65%
2007	0.80% to 1.40%	2,355,583	14.35 to 13.47	31,965,894	0.00%	22.19% to 21.45%
2006	0.80% to 1.40%	2,712,499	11.75 to 11.09	30,268,618	0.72%	4.61% to 3.98%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2010	0.80% to 1.40%	7,616,804	19.73 to 25.14	376,504,339	0.27%	23.18% to 22.44%
2009	0.80% to 1.40%	8,786,028	16.02 to 20.53	353,773,768	0.43%	27.26% to 26.49%
2008	0.80% to 1.40%	10,315,116	12.59 to 16.23	326,253,847	0.76%	-47.59% to -47.91%
2007	0.80% to 1.40%	12,473,199	24.02 to 31.16	745,751,636	0.84%	25.94% to 25.18%
2006	0.80% to 1.40%	15,379,782	19.07 to 24.89	723,221,795	0.41%	6.00% to 5.36%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2010	0.75% to 2.95%	4,203,897	8.44 to 12.26	62,832,419	0.03%	22.93% to 20.21%
2009	0.85% to 3.00%	3,652,787	6.85 to 10.16	44,823,650	0.21%	26.88% to 24.13%
2008	0.85% to 3.00%	3,750,535	5.40 to 8.19	36,441,386	0.53%	-47.76% to -48.89%
2007	0.95% to 3.00%	4,763,730	11.90 to 16.02	89,331,698	0.32%	19.02% to 22.84%	*
2006	1.10% to 3.00%	3,396,781	15.59 to 13.04	51,229,656	0.16%	5.40% to 3.38%
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2010	0.80% to 1.40%	2,166,797	11.81 to 11.55	25,100,312	8.12%	12.97% to 12.28%
2009	0.80% to 1.40%	2,439,833	10.46 to 10.29	25,152,368	8.56%	42.67% to 41.80%
2008	0.80% to 1.40%	1,960,090	7.33 to 7.26	14,240,462	8.85%	-25.48% to -25.94%
2007	0.80% to 1.40%	1,244,598	9.84 to 9.80	12,199,909	16.76%	-1.62% to -2.02%	*
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010	0.80% to 1.40%	2,303,690	13.39 to 12.78	29,608,881	3.32%	6.82% to 6.17%
2009	0.80% to 1.40%	2,383,390	12.53 to 12.04	28,829,928	8.21%	14.75% to 14.05%
2008	0.80% to 1.40%	1,760,865	10.92 to 10.55	18,661,455	4.21%	-4.12% to -4.70%
2007	0.80% to 1.40%	1,827,483	11.39 to 11.07	20,308,029	3.93%	3.37% to 2.74%
2006	0.80% to 1.40%	1,663,367	11.02 to 10.78	17,973,250	3.75%	3.47% to 2.84%
(Continued)

124

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2010	0.65% to 3.20%	33,793,486	$11.81 to $ 10.97	$424,705,116	2.81%	6.85% to 4.11%
2009	0.65% to 3.25%	43,332,353	11.06 to 10.50	513,869,040	8.32%	14.72% to 11.72%
2008	0.65% to 3.25%	38,795,425	9.64 to 9.40	405,358,697	3.91%	-4.09% to -6.60%
2007	0.95% to 3.25%	39,988,032	10.15 to 10.06	440,398,413	2.72%	1.47% to 0.68%	*
2006	1.10% to 3.25%	17,350,200	11.06 to 10.00	187,123,591	2.12%	2.99% to 0.76%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010	0.80% to 1.40%	2,988,963	12.06 to 11.72	35,170,703	0.31%	27.67% to 26.90%
2009	0.80% to 1.40%	2,397,217	9.44 to 9.23	22,207,442	0.64%	38.89% to 38.06%
2008	0.80% to 1.40%	2,030,889	6.80 to 6.69	13,616,500	0.35%	-39.99% to -40.36%
2007	0.80% to 1.40%	1,880,661	11.33 to 11.22	21,120,448	0.77%	14.56% to 13.86%
2006	0.80% to 1.40%	1,041,179	9.89 to 9.85	10,260,773	0.00%	-1.10% to -1.50%	*
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2010	0.65% to 3.30%	10,137,469	10.99 to 22.51	264,905,928	0.13%	27.74% to 24.33%
2009	0.75% to 3.30%	9,082,067	8.59 to 18.10	187,933,011	0.47%	38.70% to 35.14%
2008	0.75% to 3.10%	8,779,121	6.19 to 13.55	132,721,800	0.24%	-40.06% to -41.48%
2007	0.95% to 3.10%	8,968,155	10.66 to 23.16	228,696,376	0.50%	6.62% to 11.74%	*
2006	1.10% to 3.10%	8,219,016	23.02 to 20.73	184,744,089	0.17%	11.17% to 8.93%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2010	0.80% to 1.40%	2,742,146	20.74 to 20.57	70,349,684	1.37%	12.21% to 11.53%
2009	0.80% to 1.40%	3,184,055	18.48 to 18.45	73,086,949	2.10%	25.52% to 24.76%
2008	0.80% to 1.40%	3,203,770	14.72 to 14.79	68,743,113	2.41%	-44.26% to -44.59%
2007	0.80% to 1.40%	3,885,215	26.41 to 26.69	150,451,052	3.32%	16.37% to 15.66%
2006	0.80% to 1.40%	5,556,872	22.70 to 23.07	158,028,879	0.90%	17.14% to 16.43%
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2010	0.80% to 1.40%	2,228,091	15.72 to 14.92	33,493,024	1.38%	12.17% to 11.49%
2009	0.80% to 1.40%	2,611,534	14.02 to 13.38	35,178,482	2.07%	25.59% to 24.83%
2008	0.80% to 1.40%	3,742,007	11.16 to 10.72	34,538,550	2.39%	-44.26% to -44.60%
2007	0.80% to 1.40%	4,559,645	20.03 to 19.35	75,531,894	3.35%	16.41% to 15.70%
2006	0.80% to 1.40%	4,321,249	17.20 to 16.72	72,538,615	0.89%	17.08% to 16.37%
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
2010	1.10% to 2.30%	198,160	20.35 to 18.48	3,912,132	1.16%	11.59% to 10.24%
2009	1.10% to 2.30%	224,881	18.23 to 16.77	3,903,354	1.77%	24.83% to 23.32%
2008	1.10% to 2.30%	286,835	14.61 to 13.60	4,029,619	2.20%	-44.58% to -45.25%
2007	1.10% to 2.30%	341,789	26.35 to 24.83	8,701,501	2.94%	15.76% to 14.35%
2006	1.10% to 2.30%	395,811	22.77 to 21.72	8,723,911	0.71%	16.48% to 15.07%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2010	0.65% to 2.95%	4,618,811	8.08 to 11.92	60,187,730	1.31%	12.09% to 9.50%
2009	0.75% to 2.95%	4,511,884	7.19 to 10.88	53,010,704	2.15%	25.25% to 22.48%
2008	0.95% to 2.85%	3,739,265	5.90 to 8.93	35,540,446	2.29%	-44.48% to -45.55%
2007	0.95% to 2.80%	4,158,503	10.63 to 16.43	71,506,434	3.02%	6.30% to 13.77%	*
2006	1.10% to 2.65%	3,262,947	15.12 to 14.50	48,966,115	0.68%	16.52% to 14.70%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	0.80% to 1.40%	540,940	15.41 to 14.62	7,964,920	0.42%	25.44% to 24.69%
2009	0.80% to 1.40%	592,992	12.28 to 11.72	6,997,937	0.52%	56.14% to 55.19%
2008	0.80% to 1.40%	634,932	7.87 to 7.55	4,824,772	0.60%	-51.57% to -51.86%
2007	0.80% to 1.40%	841,048	16.24 to 15.69	13,262,544	0.93%	4.75% to 4.11%
2006	0.80% to 1.40%	959,780	15.50 to 15.07	14,522,707	0.54%	15.27% to 14.58%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2010	0.80% to 2.95%	10,974,594	12.05 to 10.88	127,750,790	6.59%	11.77% to 9.35%
2009	0.80% to 2.95%	10,706,434	10.78 to 9.95	112,298,334	7.94%	34.51% to 31.60%
2008	0.80% to 2.95%	10,666,736	8.01 to 7.56	83,813,696	5.45%	-30.22% to -31.73%
2007	0.80% to 2.95%	10,613,089	11.48 to 11.07	120,358,043	3.75%	2.92% to 0.68%
2006	0.80% to 2.80%	4,753,427	11.16 to 11.01	52,751,296	0.46%	11.57% to 10.07%	*
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2010	0.95% to 2.95%	4,554,255	13.86 to 13.19	72,133,916	1.63%	19.50% to 17.09%
2009	0.95% to 3.00%	5,182,224	11.60 to 11.22	68,954,337	1.46%	16.23% to 13.82%
2008	0.95% to 3.00%	6,005,955	9.98 to 9.86	69,210,732	1.80%	-27.79% to -29.29%
2007	0.95% to 3.00%	7,191,142	13.82 to 13.94	115,583,625	2.42%	-3.62% to -5.62%
2006	0.95% to 3.00%	8,485,936	14.33 to 14.78	142,480,300	1.10%	16.01% to 13.62%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2010	0.65% to 3.20%	7,692,944	11.28 to 17.72	165,721,242	0.83%	27.39% to 24.12%
2009	0.65% to 3.25%	10,676,595	8.85 to 14.23	182,350,127	0.77%	28.32% to 24.96%
2008	0.75% to 3.05%	3,847,456	6.89 to 11.52	51,984,101	1.08%	-33.52% to -35.06%
2007	0.80% to 3.05%	3,336,527	9.87 to 17.74	68,664,008	0.72%	-3.16% to -5.37%
2006	0.80% to 2.80%	3,184,805	10.19 to 18.93	68,147,428	0.58%	1.91% to 13.71%	*
(Continued)

125

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2010	0.80% to 2.80%	1,928,435	$12.81 to $ 17.26	$35,662,153	1.60%	16.57% to 14.23%
2009	0.80% to 2.80%	2,307,480	10.99 to 15.11	36,881,360	4.14%	71.25% to 67.80%
2008	0.80% to 2.80%	2,181,313	6.42 to 9.01	20,523,237	2.72%	-53.05% to -54.00%
2007	0.80% to 2.80%	2,877,413	13.67 to 19.58	57,939,683	1.81%	27.66% to 25.08%
2006	0.80% to 2.80%	1,703,817	10.71 to 15.66	27,220,949	1.21%	7.06% to 24.59%	*
Templeton Foreign Securities Fund - Class 2 (TIF2)
2010	0.95% to 2.25%	264,742	17.26 to 18.91	5,310,679	1.89%	7.38% to 5.97%
2009	0.95% to 2.25%	300,587	16.08 to 17.84	5,623,798	3.46%	35.74% to 33.96%
2008	0.95% to 2.25%	358,613	11.85 to 13.32	4,967,042	2.39%	-40.95% to -41.72%
2007	0.95% to 2.25%	462,809	20.06 to 22.86	10,928,425	1.98%	14.35% to 12.85%
2006	0.95% to 2.25%	531,179	17.54 to 20.25	11,028,499	1.19%	20.29% to 18.72%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2010	0.80% to 3.30%	6,154,147	10.80 to 12.73	87,837,444	1.66%	7.54% to 4.83%
2009	0.80% to 3.30%	6,859,765	10.04 to 12.14	91,812,073	5.47%	36.10% to 32.67%
2008	0.65% to 3.25%	25,106,259	6.17 to 9.17	247,362,383	2.54%	-40.78% to -42.33%
2007	0.80% to 3.25%	16,511,364	12.48 to 15.91	278,332,427	1.98%	14.52% to 11.67%
2006	0.80% to 3.25%	8,716,921	10.89 to 14.24	129,480,230	1.07%	8.94% to 17.53%	*
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2010	0.65% to 2.75%	6,305,385	14.10 to 15.24	103,381,528	1.36%	13.64% to 11.24%
2009	0.80% to 2.75%	5,360,877	14.32 to 13.70	77,988,157	14.04%	17.74% to 15.42%
2008	0.80% to 2.80%	5,797,396	12.17 to 11.85	72,143,518	3.87%	5.36% to 3.23%
2007	0.80% to 2.80%	4,159,217	11.55 to 11.48	49,473,961	2.64%	10.14% to 7.91%
2006	1.10% to 2.65%	1,905,578	10.95 to 10.66	20,725,398	2.53%	11.61% to 9.86%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2010	0.85% to 2.65%	1,840,165	9.34 to 8.90	16,874,811	2.24%	9.32% to 7.33%
2009	0.80% to 2.65%	1,391,741	8.55 to 8.29	11,759,706	4.02%	29.21% to 26.80%
2008	0.80% to 2.65%	456,888	6.62 to 6.54	3,010,257	3.50%	-33.79% to -34.62%	*
Growth Portfolio - I Class Shares (AMTG)
2010	1.30%	153	55.19	8,499	0.00%	29.63%
2009	1.30%	12	42.58	511	0.00%	28.66%
2008	0.80% to 1.40%	2,411,370	12.76 to 14.52	67,084,772	0.00%	-44.13% to -44.47%
2007	0.80% to 1.40%	2,896,657	22.83 to 26.15	143,154,846	0.00%	21.71% to 20.97%
2006	0.80% to 1.40%	3,507,840	18.76 to 21.62	141,328,488	0.00%	13.16% to 12.48%
Guardian Portfolio - I Class Shares (AMGP)
2008	0.80% to 1.40%	928,163	9.15 to 8.57	8,023,491	0.53%	-37.75% to -38.13%
2007	0.80% to 1.40%	1,105,261	14.69 to 13.86	15,420,332	0.26%	6.52% to 5.88%
2006	0.80% to 1.40%	1,399,614	13.79 to 13.09	18,425,578	0.61%	12.47% to 11.79%
International Portfolio - S Class Shares (AMINS)
2008	0.80% to 3.25%	1,025,292	5.65 to 7.10	7,732,508	0.00%	-46.87% to -48.18%
2007	0.80% to 3.25%	20,563,376	10.64 to 13.71	293,656,493	2.14%	2.38% to -0.16%
2006	0.80% to 3.25%	10,936,799	10.39 to 13.73	153,950,501	0.34%	3.93% to 19.45%	*
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2008	0.95% to 2.45%	400,219	10.54 to 11.44	4,818,061	0.00%	-44.05% to -44.90%
2007	0.95% to 2.80%	507,184	18.83 to 20.39	10,958,939	0.00%	21.03% to 18.76%
2006	0.95% to 2.80%	502,810	15.56 to 17.17	9,020,221	0.00%	13.39% to 11.27%
Partners Portfolio - I Class Shares (AMTP)
2010	1.30%	999	31.34	31,308	0.30%	14.16%
2008	0.80% to 1.40%	4,031,046	14.91 to 17.56	71,403,179	0.49%	-52.77% to -53.06%
2007	0.80% to 1.40%	4,821,251	31.57 to 37.41	181,803,724	0.61%	8.46% to 7.80%
2006	0.80% to 1.40%	5,867,088	29.10 to 34.71	205,069,108	0.68%	11.35% to 10.67%
Regency Portfolio - S Class Shares (AMRS)
2008	0.80% to 2.95%	1,216,019	5.60 to 6.46	8,275,433	0.93%	-46.38% to -47.55%
2007	0.80% to 2.95%	1,309,013	10.44 to 12.31	16,737,536	0.38%	2.22%
2006	0.80% to 2.55%	1,440,361	10.21 to 12.39	18,134,505	0.33%	2.14% to 8.11%	*
Small-Cap Growth Portfolio -S Class Shares (AMFAS)
2010	0.80% to 2.80%	480,243	8.45 to 10.98	6,223,316	0.00%	18.65% to 16.27%
2009	0.80% to 2.80%	371,443	7.12 to 9.44	4,086,114	0.00%	21.77% to 19.32%
2008	0.80% to 2.80%	406,370	5.85 to 7.91	3,706,928	0.00%	-39.96% to -41.17%
2007	0.80% to 2.80%	392,938	9.74 to 13.45	6,032,559	0.00%	-0.29% to -2.32%
2006	0.80% to 2.50%	399,331	9.77 to 15.09	6,218,632	0.00%	-2.34% to 2.63%	*
Socially Responsive Portfolio - I Class Shares (AMSRS)
2010	0.80% to 2.65%	2,033,231	13.79 to 14.59	32,344,561	0.04%	21.87% to 19.60%
2009	0.80% to 2.95%	2,058,008	11.32 to 11.95	27,018,092	2.16%	30.38% to 27.55%
2008	0.80% to 3.05%	2,392,040	8.68 to 9.31	24,246,445	0.27%	-39.93% to -41.29%
2007	0.80% to 3.25%	29,683,131	14.45 to 15.71	500,470,234	0.10%	6.75% to 4.10%
2006	0.80% to 3.25%	14,567,602	13.54 to 15.09	232,049,667	0.09%	12.80% to 10.02%
(Continued)

126

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Balanced Fund/VA - Non-Service Shares (OVMS)
2010	0.80% to 1.40%	2,027,729	$18.44 to $ 19.22	$48,012,221	1.44%	12.01% to 11.33%
2009	0.80% to 1.40%	2,404,729	16.46 to 17.26	50,938,065	0.00%	20.92% to 20.19%
2008	0.80% to 1.40%	2,972,160	13.61 to 14.36	52,339,138	2.98%	-43.92% to -44.26%
2007	0.80% to 1.40%	3,793,326	24.27 to 25.77	119,039,885	2.68%	2.95% to 2.33%
2006	0.80% to 1.40%	4,523,880	23.58 to 25.18	137,769,586	2.17%	10.26% to 9.59%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95% to 2.95%	3,035,663	11.08 to 10.93	40,147,457	0.01%	42.78% to 39.90%
2008	0.95% to 2.95%	3,576,621	7.76 to 7.81	33,310,024	0.00%	-46.18% to -47.27%
2007	0.95% to 2.95%	3,981,882	14.42 to 14.82	69,363,812	0.01%	12.77% to 10.48%
2006	0.95% to 2.95%	4,129,863	12.79 to 13.41	64,078,686	0.19%	6.66% to 4.51%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.80% to 1.40%	3,323,768	15.19 to 14.08	47,274,803	0.33%	43.36% to 42.50%
2008	0.80% to 1.40%	3,977,449	10.59 to 9.88	39,665,920	0.15%	-45.95% to -46.28%
2007	0.80% to 1.40%	4,805,480	19.60 to 18.39	89,129,237	0.24%	13.23% to 12.54%
2006	0.80% to 1.40%	6,037,158	17.31 to 16.34	99,391,010	0.39%	7.09% to 6.44%
Core Bond Fund/VA - Non- Service Shares (OVB)
2010	0.80% to 1.40%	2,443,496	12.95 to 12.91	40,204,609	1.86%	10.52% to 9.86%
2009	0.80% to 1.40%	2,839,959	11.72 to 11.75	42,563,966	0.00%	8.74% to 8.08%
2008	0.80% to 1.40%	3,473,316	10.78 to 10.87	48,106,805	4.82%	-39.54% to -39.90%
2007	0.80% to 1.40%	4,466,808	17.82 to 18.09	102,125,225	5.26%	3.55% to 2.92%
2006	0.80% to 1.40%	5,265,751	17.21 to 17.57	115,936,276	5.40%	4.44% to 3.81%
Global Securities Fund/VA - Class 3 (OVGS3)
2010	0.80% to 1.40%	3,037,983	22.30 to 21.29	65,110,849	1.47%	15.05% to 14.35%
2009	0.80% to 1.40%	3,525,444	19.39 to 18.62	66,015,905	2.26%	38.58% to 37.74%
2008	0.80% to 1.40%	4,134,462	13.99 to 13.52	56,156,335	1.57%	-40.67% to -41.03%
2007	0.80% to 1.40%	4,898,499	23.58 to 22.92	112,720,550	1.39%	5.48% to 4.84%
2006	0.80% to 1.40%	5,524,646	22.35 to 21.86	121,147,673	0.98%	16.75% to 16.05%
Global Securities Fund/VA - Class 4 (OVGS4)
2010	0.75% to 2.70%	4,965,773	9.54 to 13.25	71,526,134	1.23%	14.80% to 12.55%
2009	0.75% to 2.70%	5,304,073	8.31 to 11.77	67,081,618	1.89%	38.33% to 35.62%
2008	0.95% to 2.70%	5,863,169	9.43 to 8.68	53,981,607	1.24%	-40.91% to -41.96%
2007	0.95% to 2.70%	6,661,852	15.96 to 14.96	104,330,390	1.12%	5.05% to 3.18%
2006	0.95% to 2.70%	6,304,392	15.20 to 14.50	94,470,011	0.85%	16.29% to 14.24%
Global Securities Fund/VA - Non - Service Shares (OVGS)
2010	0.80% to 1.40%	3,271,262	39.67 to 37.62	131,293,425	1.48%	15.04% to 14.34%
2009	0.80% to 1.40%	3,835,051	34.48 to 32.90	134,559,408	2.32%	38.65% to 37.82%
2008	0.80% to 1.40%	4,605,983	24.87 to 23.88	117,211,377	1.61%	-40.67% to -41.03%
2007	0.80% to 1.40%	5,756,123	41.92 to 40.49	248,042,653	1.41%	5.46% to 4.82%
2006	0.80% to 1.40%	7,165,665	39.75 to 38.62	294,029,956	1.05%	16.75% to 16.05%
Global Securities Fund/VA - Service Class (OVGSS)
2010	0.95% to 2.30%	466,144	17.95 to 20.74	10,268,381	1.32%	14.60% to 13.04%
2009	0.95% to 2.30%	584,534	15.66 to 18.35	11,225,732	2.01%	38.03% to 36.15%
2008	0.95% to 2.30%	675,950	11.35 to 13.48	9,467,392	1.32%	-40.90% to -41.71%
2007	0.95% to 2.30%	862,593	19.20 to 23.12	20,585,407	1.22%	5.07% to 3.63%
2006	0.95% to 2.30%	967,988	18.27 to 22.31	22,124,575	0.88%	16.25% to 14.67%
High Income Fund/VA -Class 3 (OVHI3)
2010	0.80% to 1.40%	196,791	2.88 to 2.81	557,028	4.97%	13.77% to 13.08%
2009	0.80% to 1.40%	153,077	2.53 to 2.49	382,251	0.00%	25.74% to 24.98%
2008	0.80% to 1.40%	126,679	2.01 to 1.99	252,740	4.88%	-79.06% to -79.19%
2007	0.80% to 1.40%	48,923	9.61 to 9.57	468,403	0.00%	-3.91% to -4.30%	*
High Income Fund/VA - Class 4 (OVHI4)
2010	0.95% to 2.75%	2,685,043	2.88 to 2.69	7,562,792	5.30%	13.18% to 11.13%
2009	0.95% to 2.80%	2,841,679	2.54 to 2.42	7,101,139	0.00%	25.22% to 22.88%
2008	0.95% to 2.80%	2,070,239	2.03 to 1.97	4,158,939	5.83%	-78.83% to -79.23%
2007	0.95% to 2.75%	991,751	9.59 to 9.47	9,472,520	0.00%	-4.12% to -5.29%	*
High Income Fund/VA - Non-Service Shares (OVHI)
2010	0.80% to 1.40%	16,199	3.13 to 3.04	49,546	6.11%	13.90% to 13.21%
2009	0.80% to 1.40%	16,502	2.75 to 2.69	44,537	0.00%	24.31% to 23.56%
2008	0.80% to 1.40%	23,524	2.21 to 2.18	51,336	8.75%	-78.84% to -78.97%
2007	0.80% to 1.40%	49,246	10.46 to 10.35	510,531	7.99%	-0.91% to -1.51%
2006	1.30% to 1.40%	87,967	10.52 to 10.51	924,954	0.00%	5.16% to 5.09%	*
High Income Fund/VA - Service Class (OVHIS)
2010	0.95% to 2.70%	856,240	3.73 to 3.68	3,456,019	6.12%	13.35% to 11.35%
2009	0.95% to 2.70%	1,019,129	3.29 to 3.31	3,646,990	0.00%	24.75% to 22.55%
2008	0.95% to 2.70%	1,274,342	2.64 to 2.70	3,677,309	7.68%	-78.78% to -79.15%
2007	0.95% to 2.70%	1,877,575	12.44 to 12.94	25,692,805	8.06%	-1.42% to -3.17%
2006	0.95% to 2.75%	3,180,409	12.62 to 12.22	44,449,263	7.17%	8.19% to 6.23%
(Continued)

127

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2010	0.80% to 1.40%	1,392,924	$9.81 to $ 9.20	$12,926,440	1.15%	15.18% to 14.48%
2009	0.80% to 1.40%	1,710,096	8.52 to 8.03	13,848,126	1.95%	27.26% to 26.49%
2008	0.80% to 1.40%	2,022,607	6.69 to 6.35	12,938,096	1.56%	-38.96% to -39.33%
2007	0.80% to 1.40%	2,487,109	10.97 to 10.47	26,194,088	1.03%	3.58% to 2.95%
2006	0.80% to 1.40%	2,841,846	10.59 to 10.17	29,040,677	1.13%	14.11% to 13.42%
Main Street Fund(R)/VA - Service Class (OVGIS)
2010	0.65% to 3.20%	17,274,630	9.16 to 11.94	248,917,497	0.96%	15.07% to 12.12%
2009	0.65% to 3.25%	24,250,057	7.96 to 10.62	307,298,432	1.47%	27.16% to 23.83%
2008	0.65% to 3.25%	27,005,578	6.26 to 8.57	272,771,613	1.22%	-39.02% to -40.62%
2007	0.95% to 3.25%	24,014,369	14.72 to 14.44	402,804,694	0.63%	3.16% to 0.75%
2006	0.95% to 3.25%	14,409,505	14.27 to 14.33	236,003,634	0.48%	13.67% to 11.04%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2010	0.80% to 1.40%	411,283	10.11 to 9.83	4,059,854	0.72%	22.42% to 21.68%
2009	0.80% to 1.40%	552,543	8.26 to 8.08	4,477,598	0.88%	36.10% to 35.27%
2008	0.80% to 1.40%	440,857	6.07 to 5.97	2,638,595	0.51%	-38.33% to -38.70%
2007	0.80% to 1.40%	418,752	9.84 to 9.74	4,084,325	0.29%	-2.00% to -2.60%
2006	0.80% to 1.40%	227,665	10.04 to 10.00	2,277,965	0.00%	0.41% to 0.01%	*
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2010	0.65% to 3.30%	2,225,257	10.43 to 16.52	46,157,728	0.40%	22.26% to 19.00%
2009	0.95% to 3.30%	2,081,552	13.34 to 13.88	35,691,628	1.16%	35.58% to 32.36%
2008	0.65% to 3.25%	8,337,343	6.27 to 10.52	105,311,346	0.29%	-38.41% to -40.02%
2007	0.95% to 3.25%	6,050,092	16.03 to 17.54	125,648,459	0.13%	-2.33% to -4.61%
2006	0.95% to 3.25%	3,305,000	16.41 to 18.39	70,852,158	0.01%	13.57% to 10.94%
MidCap Fund/VA - Non-Service Shares (OVAG)
2010	0.80% to 1.40%	1,833,474	5.68 to 5.32	9,846,584	0.00%	26.45% to 25.68%
2009	0.80% to 1.40%	1,983,089	4.49 to 4.23	8,468,612	0.00%	31.55% to 30.75%
2008	0.80% to 1.40%	2,176,324	3.41 to 3.24	7,101,334	0.00%	-49.48% to -49.78%
2007	0.80% to 1.40%	2,576,050	6.75 to 6.45	16,720,309	0.00%	5.48% to 4.84%
2006	0.80% to 1.40%	3,147,364	6.40 to 6.15	19,465,941	0.00%	2.13% to 1.52%
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2010	1.05% to 2.60%	275,411	12.08 to 11.77	3,507,688	1.63%	13.18% to 11.41%
2009	1.05% to 2.60%	329,454	10.67 to 10.56	3,719,305	2.72%	28.45% to 26.44%
2008	1.05% to 2.80%	387,088	8.31 to 8.26	3,423,016	2.18%	-39.34% to -40.42%
2007	1.05% to 2.80%	468,881	13.69 to 13.86	6,876,101	1.36%	-7.03% to -8.68%
2006	1.05% to 2.80%	551,603	14.73 to 15.18	8,748,454	1.52%	14.70% to 12.67%
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2010	1.15% to 2.40%	39,549	16.24 to 14.73	626,033	3.71%	8.76% to 7.39%
2009	1.15% to 2.40%	46,786	14.93 to 13.72	681,273	0.00%	23.20% to 21.64%
2008	1.15% to 2.40%	61,180	12.12 to 11.28	724,632	2.19%	-44.60% to -45.30%
2007	1.15% to 2.40%	71,037	21.88 to 20.62	1,525,012	2.96%	7.11% to 5.75%
2006	1.15% to 2.40%	87,538	20.43 to 19.50	1,761,143	0.61%	26.25% to 24.66%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2010	0.95% to 2.70%	248,463	15.46 to 14.80	3,997,037	1.31%	19.65% to 17.54%
2009	0.95% to 2.80%	213,154	12.92 to 12.50	2,875,568	0.65%	62.34% to 59.31%
2008	1.15% to 2.80%	142,184	8.63 to 7.85	1,187,340	0.00%	-37.76% to -38.80%
2007	1.15% to 2.80%	168,443	13.87 to 12.82	2,271,117	0.00%	4.30% to 2.55%
2006	0.95% to 2.80%	213,216	12.21 to 12.50	2,766,251	0.10%	4.44% to 2.49%
Diversified Stock Fund Class A Shares (VYDS)
2010	1.15% to 1.95%	38,329	13.92 to 13.11	526,739	0.73%	11.05% to 10.16%
2009	1.15% to 2.10%	43,065	12.53 to 11.78	531,815	0.81%	25.60% to 24.39%
2008	1.15% to 2.10%	57,375	9.98 to 9.47	564,917	0.75%	-38.58% to -39.17%
2007	1.15% to 2.10%	66,078	16.25 to 15.57	1,063,078	0.66%	8.68% to 7.63%
2006	1.15% to 2.10%	65,321	14.95 to 14.47	969,737	0.30%	12.38% to 11.30%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.80% to 2.95%	3,605,643	9.45 to 9.84	37,628,164	0.00%	40.66% to 37.61%
2008	0.65% to 3.25%	19,673,406	5.86 to 7.07	147,156,139	0.12%	-43.02% to -44.52%
2007	0.80% to 3.25%	10,055,319	11.81 to 12.74	133,588,581	0.14%	11.58% to 8.81%
2006	0.80% to 2.90%	1,860,568	10.59 to 11.78	22,408,234	0.29%	5.86% to 6.17%	*
Equity Income Portfolio - II (TREI2)
2009	0.80% to 3.30%	7,776,288	8.86 to 8.87	74,780,990	1.74%	24.25% to 21.12%
2008	0.80% to 2.95%	7,723,076	7.13 to 7.43	60,261,084	2.21%	-36.78% to -38.15%
2007	0.80% to 2.95%	6,128,523	11.28 to 12.01	76,349,143	1.66%	2.20% to -0.03%
2006	0.80% to 2.95%	4,412,317	11.04 to 12.01	54,220,730	1.32%	10.35% to 15.16%	*
Health Sciences Portfolio - II (TRHS2)
2010	0.80% to 2.45%	301,680	10.58 to 10.46	3,176,507	0.00%	5.80% to 4.63%	*
(Continued)

128

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.30%	1	$11.34	$11	3.05%	5.96%
2008	0.80% to 2.90%	4,360,949	10.79 to 10.08	46,053,950	3.75%	0.50% to -1.63%
2007	0.80% to 2.90%	2,984,605	10.74 to 10.25	31,585,239	3.11%	4.38% to 2.16%
2006	1.10% to 2.80%	897,335	10.34 to 10.05	9,206,800	3.73%	2.88% to 1.12%
Worldwide Insurance Trust -Worldwide Bond Fund -Class R1 (VWBFR)
2010	0.80% to 1.40%	437,415	14.15 to 13.59	5,970,833	3.67%	5.35% to 4.71%
2009	0.80% to 1.40%	509,578	13.43 to 12.98	6,638,304	3.92%	5.13% to 4.50%
2008	0.80% to 1.40%	642,414	12.77 to 12.42	8,003,418	8.12%	2.87% to 2.25%
2007	0.80% to 1.40%	731,903	12.42 to 12.15	8,910,518	5.57%	8.94% to 8.27%
2006	0.80% to 1.40%	690,934	11.40 to 11.22	7,763,189	7.87%	5.55% to 4.91%
Worldwide Insurance Trust -Worldwide Bond Fund -Initial Class (VWBF)
2010	0.80% to 1.40%	511,066	19.60 to 20.30	12,265,103	3.66%	5.35% to 4.71%
2009	0.80% to 1.40%	581,103	18.61 to 19.39	13,329,078	3.83%	5.13% to 4.50%
2008	0.80% to 1.40%	703,225	17.70 to 18.55	15,375,868	9.07%	2.78% to 2.16%
2007	0.80% to 1.40%	889,847	17.22 to 18.16	19,097,162	6.47%	8.83% to 8.17%
2006	0.80% to 1.40%	1,107,173	15.82 to 16.79	21,961,040	8.79%	5.63% to 4.99%
Worldwide Insurance Trust -Worldwide Emerging Markets Fund -Class R1 (VWEMR)
2010	0.80% to 1.40%	827,950	29.14 to 27.99	23,300,754	0.62%	25.85% to 25.09%
2009	0.80% to 1.40%	886,135	23.16 to 22.37	19,920,111	0.14%	111.69% to 110.41%
2008	0.80% to 1.40%	763,916	10.94 to 10.63	8,156,428	0.00%	-65.03% to -65.25%
2007	0.80% to 1.40%	1,152,258	31.28 to 30.60	35,362,793	0.40%	36.46% to 35.63%
2006	0.80% to 1.40%	1,106,434	22.92 to 22.56	25,013,200	0.53%	38.42% to 37.59%
Worldwide Insurance Trust -Worldwide Emerging Markets Fund -Initial Class (VWEM)
2010	0.80% to 1.40%	946,130	27.27 to 25.04	23,951,440	0.60%	25.83% to 25.07%
2009	0.80% to 1.40%	1,081,816	21.67 to 20.02	21,882,865	0.17%	111.47% to 110.20%
2008	0.80% to 1.40%	1,264,058	10.25 to 9.53	12,153,665	0.00%	-65.06% to -65.27%
2007	0.80% to 1.40%	1,599,935	29.33 to 27.43	44,248,455	0.46%	36.51% to 35.68%
2006	0.80% to 1.40%	2,079,717	21.49 to 20.22	42,350,828	0.63%	38.38% to 37.55%
Worldwide Insurance Trust -Worldwide Hard Assets Fund -Class R1 (VWHAR)
2010	0.75% to 2.80%	2,350,975	11.86 to 11.69	53,750,243	0.32%	18.57% to 16.94%	*
2009	0.80% to 1.40%	1,143,054	28.03 to 27.09	31,107,182	0.26%	56.36% to 55.41%
2008	0.80% to 1.40%	1,219,284	17.93 to 17.43	21,333,920	0.35%	-46.53% to -46.85%
2007	0.80% to 1.40%	1,400,348	33.53 to 32.79	46,055,901	0.11%	44.16% to 43.28%
2006	0.80% to 1.40%	1,470,219	23.26 to 22.89	33,718,368	0.07%	23.54% to 22.80%
Worldwide Insurance Trust -Worldwide Hard Assets Fund -Initial Class (VWHA)
2010	0.80% to 1.40%	619,064	49.90 to 47.18	34,051,631	0.39%	28.20% to 27.43%
2009	0.80% to 1.40%	761,288	38.92 to 37.02	32,875,757	0.27%	56.27% to 55.33%
2008	0.80% to 1.40%	892,365	24.91 to 23.83	24,758,601	0.31%	-46.56% to -46.88%
2007	0.80% to 1.40%	1,118,247	46.61 to 44.87	58,352,118	0.12%	44.19% to 43.31%
2006	0.80% to 1.40%	1,340,984	32.32 to 31.31	48,678,714	0.07%	23.50% to 22.75%
Ivy Fund Variable Insurance Portfolios, Inc. -Asset Strategy (WRASP)
2010	0.65% to 2.80%	6,143,715	12.86 to 12.40	77,797,454	1.03%	7.97% to 5.63%
2009	0.75% to 2.80%	2,978,019	11.91 to 11.74	35,256,090	0.04%	19.06% to 17.41%	*
Ivy Fund Variable Insurance Portfolios, Inc. -Pathfinder Moderate (WRPMP)
2010	0.40%	2,491	11.23	27,982	0.00%	12.18%
Advantage Funds Variable Trust -VT Discovery Fund (SVDF)
2008	0.80% to 1.40%	1,508,012	15.55 to 18.44	32,197,505	0.00%	-44.80% to -45.14%
2007	0.80% to 1.40%	1,793,964	28.18 to 33.62	69,679,934	0.00%	21.34% to 20.60%
2006	0.80% to 1.40%	2,138,630	23.22 to 27.88	68,607,503	0.00%	13.73% to 13.04%
Advantage Funds Variable Trust -VT Large Company Growth Fund (WFVLCG)
2009	1.60% to 2.20%	11,201	9.46 to 9.17	103,735	0.38%	41.08% to 40.22%
2008	1.75% to 2.20%	11,776	6.66 to 6.54	77,336	0.27%	-40.06% to -40.34%
2007	1.75% to 2.20%	12,402	11.12 to 10.96	136,370	0.00%	5.72% to 5.23%
2006	1.40% to 2.20%	13,143	10.60 to 10.41	137,213	0.00%	0.92% to 0.10%
Advantage Funds Variable Trust -VT Money Market Fund (WFVMM)
2009	1.15% to 1.60%	14,747	10.83 to 10.58	156,783	0.24%	-1.04% to -1.49%
2008	1.15% to 1.40%	20,154	10.95 to 10.84	218,444	1.76%	1.10% to 0.84%
2007	1.15% to 1.40%	1,632	10.83 to 10.74	17,585	4.60%	3.47% to 3.20%
2006	1.15% to 1.40%	1,635	10.47 to 10.41	17,055	26.87%	3.22% to 2.96%
Advantage Funds Variable Trust -VT Opportunity Fund (SVOF)
2010	1.30%	836	58.00	48,490	0.48%	22.15%
2008	0.80% to 1.40%	4,815,928	20.38 to 23.63	144,228,895	1.88%	-40.58% to -40.94%
2007	0.80% to 1.40%	5,757,665	34.29 to 40.01	291,024,130	0.62%	5.78% to 5.13%
2006	0.80% to 1.40%	7,005,669	32.42 to 38.06	334,888,686	0.00%	11.32% to 10.65%
Advantage Funds Variable Trust -VT Small Cap Growth Fund (WFVSCG)
2010	0.80% to 2.70%	1,674,122	16.51 to 15.19	27,016,561	0.00%	25.76% to 23.35%
2009	0.75% to 2.50%	775,011	13.14 to 12.45	10,059,269	0.00%	31.36% to 48.83%	*
(Continued)

129

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)
2010	1.10%	1,026	$ 9.51	$9,762	1.49%	15.96%
2009	1.10%	1,175	8.20	9,641	1.27%	58.42%
2008	1.10% to 1.25%	1,260	5.18 to 5.17	6,526	0.00%	-45.16% to -45.24%
2007	1.25%	39	9.43	368	0.00%	-5.65%	*
Advantage Funds Variable Trust -VT Total Return Bond Fund (WFVTRB)
2010	1.15% to 1.25%	21,348	12.93 to 12.85	274,433	3.38%	5.81% to 5.70%
2009	1.15% to 1.25%	21,348	12.22 to 12.15	259,604	3.69%	10.71% to 10.59%
2008	1.15%	2,116	11.04	23,352	4.80%	1.21%
2007	1.15%	2,116	10.90	23,072	4.56%	4.96%
2006	1.15%	2,116	10.39	21,981	4.32%	2.63%
Advantage Funds(R) - VT Omega Growth -Class 2 (WFVOG2)
2010	1.40% to 2.20%	4,925	12.61 to 12.56	62,030	0.00%	26.08% to 25.61%	*
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.80% to 1.40%	1,761,884	10.95 to 10.40	18,463,105	1.68%	-41.51% to -41.86%
2007	0.80% to 1.40%	2,123,568	18.72 to 17.89	38,252,943	1.05%	15.66% to 14.96%
2006	0.80% to 1.40%	2,629,775	16.18 to 15.57	41,181,190	0.99%	17.71% to 17.00%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.80% to 1.40%	184,626	8.13 to 7.56	1,407,276	1.73%	-47.18% to -47.50%
2007	0.80% to 1.40%	219,613	15.39 to 14.39	3,186,083	0.00%	-4.73% to -5.31%
2006	0.80% to 1.40%	285,608	16.15 to 15.20	4,372,655	0.00%	12.30% to 11.62%
J.P. Morgan NVIT Balanced Fund -Class I (obsolete) (BF)
2008	0.80% to 1.40%	243,504	9.34 to 9.08	2,218,666	2.75%	-26.14% to -26.59%
2007	0.80% to 1.40%	265,247	12.64 to 12.36	3,289,279	2.30%	3.78% to 3.15%
2006	0.80% to 1.40%	285,299	12.18 to 11.99	3,426,244	2.46%	11.35% to 10.68%
Large Cap Growth Fund II (obsolete) (VFLG2)
2008	1.15% to 2.35%	85,778	7.46 to 7.05	641,766	0.42%	-39.76% to -40.49%
2007	1.15% to 2.35%	90,603	12.39 to 11.85	1,130,341	0.38%	7.89% to 6.58%
2006	1.15% to 2.35%	91,381	11.48 to 11.12	1,057,960	0.54%	9.08% to 7.76%
Large Cap Value Fund II (obsolete) (VFLV2)
2008	1.15% to 2.40%	105,574	8.62 to 8.13	912,662	1.27%	-40.10% to -40.86%
2007	1.15% to 2.35%	111,241	14.39 to 13.77	1,613,063	1.08%	0.39% to -0.83%
2006	1.15% to 2.35%	100,046	14.34 to 13.89	1,450,895	1.01%	16.26% to 14.85%
Managed Allocation Fund -Aggressive Growth II (obsolete) (MBVAG2)
2008	1.15% to 1.85%	22,130	7.61 to 7.42	166,461	0.45%	-41.31% to -41.73%
2007	1.15% to 1.85%	33,329	12.97 to 12.73	429,215	1.38%	6.46% to 5.70%
2006	1.15% to 1.85%	27,147	12.19 to 12.04	329,302	3.32%	13.51% to 12.71%
Managed Allocation Fund -Conservative Growth II (obsolete) (MBVCG2)
2008	1.15% to 1.75%	22,506	8.94 to 8.74	198,924	2.65%	-20.62% to -21.10%
2007	1.15% to 1.75%	8,194	11.26 to 11.08	92,000	2.66%	3.94% to 3.30%
2006	1.15% to 1.75%	8,142	10.83 to 10.72	88,038	3.85%	5.73% to 5.09%
NVIT Mid Cap Growth Fund -Class I (obsolete) (SGRF)
2008	0.80% to 1.40%	1,380,783	3.82 to 3.63	5,042,610	0.00%	-46.54% to -46.87%
2007	0.80% to 1.40%	2,013,233	7.15 to 6.82	13,821,540	0.00%	8.14% to 7.48%
2006	0.80% to 1.40%	2,500,190	6.61 to 6.35	15,951,881	0.00%	9.03% to 8.37%
NVIT Mid Cap Growth Fund -Class II (obsolete) (SGRF2)
2008	0.95% to 3.20%	2,006,297	8.26 to 8.54	18,751,282	0.00%	-46.79% to -48.01%
2007	0.95% to 3.25%	16,359,805	15.52 to 16.39	287,785,579	0.00%	7.69% to 5.18%
2006	0.95% to 3.25%	7,591,461	14.41 to 15.58	124,920,647	0.00%	8.61% to 6.09%
Series Trust II -Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.80% to 1.40%	654,300	9.66 to 9.39	6,164,916	1.13%	-33.74% to -34.14%
2007	0.80% to 1.40%	934,069	14.58 to 14.26	13,355,230	0.93%	1.63% to 1.01%
2006	0.80% to 1.40%	1,328,877	14.35 to 14.12	18,795,204	0.59%	15.91% to 15.21%
Variable Contracts Trust -Small Cap Value VCT Portfolio -Class I Shares (obsolete) (PISVP1)
2008	0.95% to 1.05%	105,733	6.12 to 6.10	646,042	0.60%	-38.59% to -38.65%
2007	0.95% to 1.05%	117,897	9.96 to 9.95	1,173,591	0.73%	-7.85% to -7.94%
2006	0.95% to 1.05%	124,148	10.81 to 10.80	1,341,708	0.26%	8.10% to 8.04%	*

2010	Reserves for annuity contracts in payout phase:			$8,598,792
2010	Contract owners equity:			$26,665,526,554
2009	Reserves for annuity contracts in payout phase:			$8,394,197
2009	Contract owners equity:			$21,471,280,300
2008	Reserves for annuity contracts in payout phase:			$7,453,205
2008	Contract owners equity:			$16,006,481,073
2007	Reserves for annuity contracts in payout phase:			$12,121,909
2007	Contract owners equity:			$22,175,260,947
2006	Reserves for annuity contracts in payout phase:			$11,157,956
2006	Contract owners equity:			$17,880,717,436
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of Investment Income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented

130

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2010. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2011

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

 Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2010	2009	2008

Revenues:
Policy charges	$ 1,399	$ 1,245	$ 1,341
Premiums	484	470	394
Net investment income	1,825	1,879	1,865
Net realized investment gains (losses)	(236)	454	(348)
Other-than-temporary impairment losses (consisting of $394 and
$992 of total other-than-temporary impairment losses, net of $174 and $417 non-credit related recognized in other comprehensive income
for the years ended December 31, 2010 and 2009, respectively)	(220)	(575)	(1,131)
Other income	2	(4)	(4)
Total revenues	$ 3,254	3,469	2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 1,056	$ 1,100	$ 1,173
Benefits and claims	873	812	856
Policyholder dividends	78	87	93
Amortization of deferred policy acquisition costs	396	466	692
Amortization of value of business acquired and other intangible assets	18	63	31
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55	55	62
Other operating expenses	574	579	631
Total benefits and expenses	$ 3,050	3,162	3,538

Income (loss) from continuing operations before federal income
tax expense (benefit)	$ 204	$ 307	$ (1,421)
Federal income tax expense (benefit)	24	48	(534)
Net income (loss)	$ 180	$ 259	$ (887)
Less: Net loss attributable to noncontrolling interest	60	52	72
Net income (loss) attributable to Nationwide Life Insurance Company	$ 240	$ 311	$ (815)

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2010	2009

Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,613 and $25,103)	$ 26,434	$ 24,750
Equity securities (cost $39 and $49)	42	53
Mortgage loans, net	6,125	6,829
Short-term investments	1,062	1,003
Other investments	1,646	1,517
Total investments	$ 35,309	$ 34,152

Cash and cash equivalents	337	49
Accrued investment income	459	402
Deferred policy acquisition costs	3,973	3,983
Value of business acquired	259	277
Goodwill	200	200
Other assets	1,985	2,080
Separate account assets	64,875	57,846
Total assets	$ 107,397	$ 98,989

Liabilities and Shareholder's Equity
Liabilities:
Future policy benefits and claims	$ 32,676	$ 33,150
Short-term debt	300	150
Long-term debt	978	706
Other liabilities	2,429	1,820
Separate account liabilities	64,875	57,846
Total liabilities	$ 101,258	$ 93,672

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,741	3,510
Accumulated other comprehensive income (loss)	321	(266)
Total shareholder's equity	$ 5,784	$ 4,966
Noncontrolling interest	355	351
Total equity	$ 6,139	$ 5,317
Total liabilities and equity	$ 107,397	$ 98,989

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity
(in millions)

	Class A&B common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2007	$ 4	$ 1,359	$ 4,228	$ (87)	$ 5,504	$ 466	$ 5,970

Dividends to NFS	-	-	(461)	-	(461)	-	(461)
Capital contributed by NFS	-	339	-	-	339	-	339
Other, net	-	-	-	-	-	22	22
Comprehensive loss:
Net loss	-	-	(815)	-	(815)	(72)	(887)
Other comprehensive loss, net of taxes	-	-	-	(1,274)	(1,274)	-	(1,274)
Total comprehensive loss					(2,089)	(72)	(2,161)

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of change in accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Other, net	-	-	(3)	-	(3)	(13)	(16)
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income, net of taxes	-	-		1,345	1,345	-	1,345
Total comprehensive income (loss)					1,656	(52)	1,604

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of change in accounting principle, net of taxes	-	-	(9)	9	-	46	46
Other, net	-	-	-	-	-	18	18

Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income, net of taxes	-	-	-	578	578	-	578
Total comprehensive income (loss)					818	(60)	758

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2010	2009	2008

Cash flows from operating activities:
Net income (loss)	$ 180	$ 259	$ (887)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment losses (gains)	236	(454)	348
Other-than-temporary impairment losses	220	575	1,131
Interest credited to policyholder accounts	1,056	1,100	1,173
Capitalization of deferred policy acquisition costs	(634)	(513)	(588)
Amortization of deferred policy acquisition costs	396	466	692
Amortization and depreciation	(2)	51	48
Changes in:
Policy liabilities	(579)	(725)	(173)
Other, net	(187)	(147)	(798)
Net cash provided by operating activities	$ 686	$ 612	$ 946

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	$ 3,251	$ 3,889	$ 4,272
Proceeds from sale of securities available-for-sale	2,168	4,211	4,309
Proceeds from sales/repayments of mortgage loans	996	773	869
Cost of securities available-for-sale acquired	(5,910)	(9,206)	(7,255)
Cost of mortgage loans originated or acquired	(373)	(36)	(372)
Net (increase) decrease in short-term investments	(44)	1,910	(1,857)
Collateral received (paid), net	(23)	(869)	592
Other, net	(29)	208	15
Net cash provided by investing activities	$ 36	$ 880	$ 573

Cash flows from financing activities:
Net increase (decrease) in short-term debt	$ 150	$ (100)	$ (35)
Net proceeds from issuance of long-term debt	272	-	-
Capital contributed by NFS	-	20	-
Cash dividends paid to NFS	-	-	(281)
Investment and universal life insurance product deposits and other additions	4,540	3,877	3,862
Investment and universal life insurance product withdrawals and other deductions	(5,405)	(5,301)	(5,306)
Other, net	9	19	282
Net cash used in financing activities	$ (434)	$ (1,485)	$ (1,478)

Net increase in cash and cash equivalents	$ 288	$ 7	$ 41
Cash and cash equivalents, beginning of period	49	42	1
Cash and cash equivalents, end of period	$ 337	$ 49	$ 42

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2010 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers.  The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

In 2010, the Company elected to rely on the exemption pursuant to Rule 12h-7 of the Securities Exchange Act of 1934 (Exchange Act) from its duty under Section 15(d) of the Exchange Act to file reports required by Section 13(a) of the Exchange Act for products that are registered as securities but also are regulated as insurance under state law.  Consequently, absent a further change in circumstances, the Company no longer files periodic reports with the United States Securities and Exchange Commission (SEC).

As of December 31, 2010 and 2009, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

The Company’s significant accounting policies that materially affect financial reporting are summarized below.  The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired; valuation allowances for mortgage loans; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision.  Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date.  Management believes the amounts provided are appropriate.

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest.  All significant intercompany balances and transactions were eliminated in consolidation.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Investments

The Company classifies fixed maturity and equity securities as either available-for-sale or trading. Purchases and sales of securities are recorded on the trade date. Receivables are recorded for sales of securities and liabilities for purchases not yet settled at the balance sheet date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities.  Available-for-sale securities are reported at fair value, with unrealized holdings gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligations, noncontrolling interests and deferred federal income taxes.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement.

The Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities are valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to give priority to pricing obtained from our primary independent pricing service. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related fair value hierarchy categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For certain fixed maturity securities not priced by independent pricing services (e.g., private placement securities without quoted market prices), a corporate pricing matrix or internally developed pricing model is generally used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

In 2009, certain residential mortgage-backed securities backed by sub-prime and Alt-A collateral experienced low levels of market activity, leading the Company to utilize internal pricing models to assist in determining the estimated fair values of these securities.

As such, the Company used a weighting of internal pricing models and independent pricing services to better estimate the investments’ fair value. Management determined the use of multiple valuation techniques, considering both an income approach that maximized the use of relevant observable inputs and minimized the use of unobservable inputs and a market approach based on that observed quotes provided by independent pricing services produced a result more representative of the securities’ fair value.

The income approach incorporated cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows were then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium was reflective of an orderly transaction between market participants at the measurement date under the then current market conditions and included items such as liquidity and structure risk. The income approach also included a weighting of external third-party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology was designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices when developing the internal values, the Company further calibrated those values to market indications through pricing determined from two independent pricing services (the market approach). The Company calibrated the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In 2010, the markets for these securities began to experience more normal levels of activity and the prices obtained from independent pricing services were more representative of orderly transactions between market participants. As such, these securities were priced solely with the assistance of independent pricing services as of December 31, 2010.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income.  These securities are not restored to accrual status until all delinquent interest and principal are paid and the Company determines that payment of future principal and interest is probable.

For investments in beneficial interests of securitized assets, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the United States.  Mortgage loans held for investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio.  Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method.  Loans in default or in the process of foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans is included in net investment income in the period received.

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid debt instruments with maturities of greater than three months and less than twelve months when purchased.  The Company carries short-term investments at estimated fair value.

Securities lending.  The Company has entered into securities lending agreements with an agent bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the agent bank in investment-grade securities, which are included in the total investments of the Company. Non-cash collateral is recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale investments or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of collateral received. Net income received from securities lending activities is included in net investment income.

Other-than-temporary impairments evaluations.  The Company periodically reviews its available-for-sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not that the Company will be required to sell the security before the recovery of its amortized cost basis. The Company also evaluates U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, or the reference amount if the security is accounted for under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 325, Investments - Other, an other-than-temporary impairment is recognized through earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in other comprehensive income, net of applicable taxes and other offsets.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses resulted in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

The Company considers both the non-credit portion of other-than-temporary impairment losses recognized in accumulated other comprehensive income and any subsequent changes in the fair value of those debt securities as accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements.  Certain features embedded in the Company’s investments, equity-indexed annuity contracts and variable annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives.  All derivative instruments are carried at fair value and are reflected as an asset or liability.  See Note 6 for a discussion on the Company’s use of derivative instruments.

The Company’s derivative transaction counterparties are generally financial institutions and corporations. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash and marketable securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Revenues and Benefits

Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs of acquiring investment and universal life insurance products, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business.  In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.  For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Currently, the Company’s long-term assumption for net separate account investment

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below).  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2010, 2009 and 2008.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

See Note 8 for a discussion of VOBA amortization and related balances for 2010, 2009 and 2008.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions.  The Company performed its annual impairment test during the third quarter.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.  The activity of the separate accounts is not reflected in the consolidated statements of operations except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company adjusts future policy benefits and claims related to investments to reflect the impact of unrealized gains and losses on fixed maturity available-for-sale securities. The adjustment to future policy benefits and claims represents the change in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which vary from the then current effective portfolio rate.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited.  The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%

Liabilities for Variable Contract Guarantees

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. See Note 11 for accounting policy discussion.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% of the Company’s life insurance in force in 2010 (9% in 2009 and 12% in 2008), 44% of the number of life insurance policies in force in 2010 (49% in 2009 and 50% in 2008).  The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Federal Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which requires deferred tax assets and liabilities to be recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

The Company has established tax reserves in accordance with the requirements of FASB ASC 740, Income Taxes. These reserves reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC filed separate consolidated federal income tax returns, with their subsidiaries, and are eligible to join the Mutual consolidated tax return group in 2014.

Reinsurance ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above on the income statement for the years ended December 31:

(in millions)	2009	2008

Total revenues	$ 375	$ 411
Total benefits and expenses	$ 357	$ 395
Federal income tax (benefit) expense	$ (5)	$ 1
Net income	$ 23	$ 15

The following tables summarize the impact of the items described above on the balance sheet for the years ended December 31:

(in millions)	2009

Total assets	$ 5,926
Total liabilities	$ 4,895
Total shareholder's equity	$ 1,031

The impact of the merger on shareholder’s equity was $1.0 billion and $1.3 billion as of December 31, 2008 and 2007, respectively.

Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(3)	Recently Issued Accounting Standards

In January 2011, the FASB issued Accounting Standards Update (ASU) 2011-01, which temporarily defers the effective date for disclosures related to troubled debt restructurings contained within ASU 2010-20.  This deferral enables public companies to delay the effective date of these disclosures indefinitely until the FASB adopts clarification to the guidance for determining what constitutes a troubled debt restructuring.  The effective date for all other disclosures required under ASU 2010-20 are not subject to this deferral.  This guidance is effective for the Company immediately.  This guidance was adopted by the Company in January 2011 with no impact to the Company's financial statements.

In December 2010, the FASB adopted ASU 2010-29, which amends FASB ASC 805, Business Combinations for public entities that present comparative financial statements.  This guidance specifies that an entity should disclose revenue and earnings of the combined entity as though the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  The revised guidance also expands the pro forma revenue and earnings disclosures to include a description of the nature and amount of any material, nonrecurring pro forma adjustments attributable to the business combinations.  This ASU is effective for business combinations that have an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  The Company adopted this guidance prospectively beginning January 1, 2011.  On the date of adoption, there was no impact to the Company’s financial statements.

In December 2010, the FASB adopted ASU 2010-28, which amends FASB ASC 350, Intangibles – Goodwill and Other related to Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts.  As a result of this ASU, an entity will be required to perform Step 2 on reporting units that have zero or negative carrying amounts if adverse qualitative factors exist that would indicate that the reporting unit is more likely than not impaired.  This will eliminate the ability for entities to pass Step 1 of the impairment test just because the fair value of the reporting unit is generally greater than zero.  This guidance is effective for fiscal and interim reporting periods beginning after December 15, 2010.  The Company adopted this guidance effective January 1, 2011 with no impact to the Company’s financial statements.  The Company will apply this guidance prospectively as is required.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This guidance amends Topic 944 by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. Under this ASU incremental direct costs of contract acquisition can be capitalized. Additionally, certain costs related directly to underwriting, policy issuance and processing, medical and inspection, and sales force contract selling activities can be capitalized. The costs are limited to the portion of an employee’s total compensation, excluding any compensation that is capitalized as incremental direct costs of contract acquisition, and payroll-related fringe benefits related directly to time spent performing these activities for actual acquired contracts and other costs related directly to these activities that would not have been incurred if the contract had not been acquired. The guidance also specifies that only certain direct-response advertising costs are able to be included in DAC. This guidance is effective for fiscal and interim periods beginning after December 15, 2011, with early adoption permitted, but only at the beginning of an entity’s annual reporting period. The amendments are required to be applied prospectively upon adoption. Retrospective application to all prior periods presented upon the date of adoption also is permitted, but not required. The Company will adopt this guidance effective January 1, 2012. The Company is currently evaluating the impact of adoption and whether prospective application or retrospective application is desired. The adoption of this guidance could have a significant impact on the Company’s financial statements.

In July 2010, the FASB issued ASU 2010-20, which amends FASB ASC 310, Receivables.  This guidance amends Topic 310 to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses.  As a result of this guidance, an entity is required to disaggregate certain existing disclosures by portfolio segment or class.  The guidance also provides certain new disclosures about its financing receivables and related allowance for credit losses.  For disclosures as of the end of a reporting period, the guidance is effective for the Company for interim and annual reporting periods ending on or after December 15, 2010.  For disclosures about activity during a reporting period, the guidance is effective for the Company for interim and annual reporting periods beginning on or after December 15, 2010.  The Company adopted the guidance following this incremental approach as of December 31, 2010, with no impact to the consolidated financial statements of the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2010, the FASB issued ASU 2010-18, which amends FASB ASC 310, Receivables.  This guidance clarifies that modifications of loans that are accounted for within a pool under FASB ASC Subtopic 310-30, Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring.  An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change.  The guidance does not affect the accounting for loans under the scope of FASB ASC Subtopic 310-30 that are not accounted for within pools.  This guidance is effective for modifications occurring in the interim or annual period ending on or after July 15, 2010, with early adoption permitted.  The guidance was adopted on September 30, 2010 and will be applied to prospective transactions as is required. The adoption of this guidance had no impact on the consolidated financial statements of the Company.

In April 2010, the FASB issued ASU 2010-15 which clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interest and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party holder and the variable interest entity guidance requires the consideration of related parties.  The update also clarifies that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary.  Additionally, the amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account.  When consolidation is required, the update provides guidance on how an insurer should consolidate an investment fund.  The amendments should be applied retrospectively in fiscal years beginning after December 15, 2010, and interim periods within those years with earlier application permitted.  The Company early adopted this guidance effective April 1, 2010 resulting in an immaterial impact of adoption.

In March 2010, the FASB issued ASU 2010-11 which clarifies the scope exception for embedded credit derivatives.  This scope exception allows for embedded credit-derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting under Subtopic 815-15, Embedded Derivatives.  The ASU clarifies how to apply this scope exception including how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under Subtopic 815-15.  To ease transition, the guidance allows companies to irrevocably elect to apply the fair-value option to any investment in a beneficial interest in securitized financial assets.  The amendments are effective for each reporting entity at the beginning of its first fiscal quarter beginning after June 15, 2010 with early adoption permitted at the beginning of the first fiscal quarter beginning after issuance of the ASU.  The Company adopted this guidance effective July 1, 2010 and elected fair value treatment for synthetic collateralized debt obligations. The adoption of this guidance resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to accumulated other comprehensive income (AOCI).  See Note 6 for further discussion on synthetic collateralized debt obligations.

In February 2010, the FASB issued ASU 2010-08 which contained technical corrections to various codification topics.  While none of the provisions in the ASU fundamentally change GAAP, certain clarifications made to the guidance on embedded derivatives and hedging (Subtopic 815-15) may cause a change in the application of that Subtopic and, thus, special transition provisions were provided for accounting changes related to that Subtopic.  The amendments of this ASU are effective for the first reporting period, including interim periods, beginning after issuance, except for certain amendments related to embedded derivatives and certain changes that affect the calculation of tax benefits attributable to reorganizations.  The amendments related to the reorganization guidance in Paragraph 852-740-45-2 should be applied to reorganizations for which the date of the reorganization is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  The Company adopted these provisions as of January 1, 2009 with no impact of adoption.  The amendments to the embedded derivative guidance are effective for fiscal years beginning after December 15, 2009.  The Company adopted the embedded derivative provisions as of January 1, 2010 with an immaterial impact of adoption.  The Company adopted all other ASU 2010-08 provisions as of April 1, 2010 with no impact of adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In February 2010, the FASB issued ASU 2010-10, which defers the application of guidance under FASB ASC 810 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund.  An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the guidance amendments.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010.  As a result of the application of this ASU, the Company deferred application for the applicable entities within the scope of the standard.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures.  This guidance requires new disclosures and provides amendments to clarify existing disclosures.  The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements.  The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements.  The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets.  This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.  See Note 4 for required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing.  This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting.  Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value.  Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance.  This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale.  This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required. There was no impact on the consolidated financial statements of the Company in the adoption of the guidance.

In June 2009, the FASB issued guidance under FASB ASC 810, Consolidation.  This guidance changes the consolidation guidance applicable to a variable interest entity (VIE).  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.  The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impact the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.  FASB ASC 810 also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE.  Prior guidance required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred.  FASB ASC 810 also requires enhanced disclosures about an enterprise’s variable interest with a VIE.  See Note 21 for required disclosures.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010 resulting in an increase to noncontrolling interest of $46 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

(4)	Fair Value Measurements

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company periodically reviews its fair value hierarchy classifications for financial assets and liabilities. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications into/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the sources used in determining the fair values of fixed maturity securities as of the dates indicated:

	December 31,	December 31,
	2010	2009
Independent pricing services	81%	68%
Pricing matrices	10%	11%
Broker quotes	5%	6%
Internal pricing models	2%	13%
Other sources	2%	2%
Total	100%	100%

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $50.0 billion and $44.0 billion as of December 31, 2010 and 2009, respectively.  These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily.  These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient.  This fund has no unfunded commitments or other restrictions.  The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period.  The Company’s portion of the net asset value of this fund reported in separate account assets was $1.3 billion and $976 million as of December 31, 2010 and 2009, respectively, and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Total securities available-for-sale	$ 1,247	$ 23,734	$ 1,495	$ 26,476
Trading securities	-	-	45	45
Short-term investments	25	1,037	-	1,062
Total investments	$ 1,272	$ 24,771	$ 1,540	$ 27,583

Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets1,3	12,325	50,745	1,805	64,875
Total assets	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims2	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Total liabilities	$ (18)	$ (524)	$ (230)	$ (772)

__________
1	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
2
Related to embedded derivatives associated with living benefit contracts.  The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

3	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2010:

		Net investment						Change in
		gains (losses)						unrealized
		In earnings		Purchases,				gains (losses)
	Balance as of	(realized		issuances,	Transfers	Transfers	Balance as of	in earnings
	December 31,	and	In OCI	sales and	into	out of	December 31,	due to assets
(in millions)	2009	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2010	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	215	1	4	(15)	1	(92)	114	-
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161	-
Residential mortgage-backed
securities	2,034	(1)	4	(12)	2	(2,018)	9	-
Commercial mortgage-backed
securities	405	-	1	-	-	(404)	2	-
Collateralized debt obligations	240	(27)	29	(67)	16	-	191	-
Other asset-backed securities	167	(9)	8	(11)	-	(139)	16	-
Total fixed maturity securities	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495	$ -
Equity securities	8	-	-	(7)	-	(1)	-	-
Total securities available for sale	$ 4,258	$ (33)	$ 77	$ (380)	$ 330	$ (2,757)	$ 1,495	$ -
Trading securities	-	(4)	-	49	-	-	45	(4)
Mortgage loans held for sale	48	14	-	(62)	-	-	-	2
Total investments	$ 4,306	$ (23)	$ 77	$ (393)	$ 330	$ (2,757)	$ 1,540	$ (2)

Derivative assets	331	(91)	-	(29)	-	-	211	(69)
Separate account assets4,6	1,628	188	-	(4)	1	(8)	1,805	-
Total assets	$ 6,265	$ 74	$ 77	$ (426)	$ 331	$ (2,765)	$ 3,556	$ (71)

Liabilities
Future policy benefits and claims5	$ (311)	$ 93	$ -	$ (8)	$ -	$ -	$ (226)	$ 93
Derivative liabilities	(2)	(2)	-	-	-	-	(4)	(2)
Total liabilities	$ (313)	$ 91	$ -	$ (8)	$ -	$ -	$ (230)	$ 91

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC designations.  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2010

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data. There were no significant transfers into or out of Level 1 during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize transfers of financial instruments into and out of Level 1 and Level 2 for the year ended December 31, 2010:

(in millions)	Transfers into Level 1	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ -	$ (6)	$ 6	$ -
Debt securities issued by foreign governments	120	-	-	(120)
Corporate public securities	-	(22)	114	(1)
Corporate private securities	-	-	103	(311)
Residential mortgage-backed securities	-	(41)	2,059	(2)
Commercial mortgage-backed securities	-	-	404	-
Collateralized debt obligations	-	-	-	(16)
Other asset-backed securities	-	-	139	-
Total fixed maturity securities	$ 120	$ (69)	$ 2,825	$ (450)
Equity securities	-	-	1	-
Total securities available-for-sale	$ 120	$ (69)	$ 2,826	$ (450)
Total investments	$ 120	$ (69)	$ 2,826	$ (450)

Separate account assets	-	(1)	8	-
Total assets	$ 120	$ (70)	$ 2,834	$ (450)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 748	$ 4	$ 2	$ 754
Obligations of states and political subdivisions	-	549	-	549
Debt securities issued by foreign governments	-	75	-	75
Corporate public securities	2	11,134	215	11,351
Corporate private securities	-	3,423	1,187	4,610
Residential mortgage-backed securities	229	3,246	2,034	5,509
Commercial mortgage-backed securities	-	679	405	1,084
Collateralized debt obligations	-	132	240	372
Other asset-backed securities	-	279	167	446
Total fixed maturity securities	$ 979	$ 19,521	$ 4,250	$ 24,750
Equity securities	13	32	8	53
Total securities available-for-sale	$ 992	$ 19,553	$ 4,258	$ 24,803
Mortgage loans held for sale1	-	-	48	48
Short-term investments	56	947	-	1,003
Total investments	$ 1,048	$ 20,500	$ 4,306	$ 25,854

Cash and cash equivalents	49	-	-	49
Derivative assets	-	498	331	829
Separate account assets2,4	11,607	44,611	1,628	57,846
Total assets	$ 12,704	$ 65,609	$ 6,265	$ 84,578

Liabilities
Future policy benefits and claims3	$ -	$ -	$ (311)	$ (311)
Derivative liabilities	(10)	(404)	(2)	(416)
Total liabilities	$ (10)	$ (404)	$ (313)	$ (727)

__________
1	Elected to be carried at fair value.
2	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
3
Related to embedded derivatives associated with living benefit contracts.  The Company’s GMABs, GLWBs and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed EIAs that provide for interest earnings that are linked to the performance of specified equity market indices.

4	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

	December 31,	and	In OCI	sales and	in to	out of	December 31,	due to assets
(in millions)	2008	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2009	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	253	(31)	40	(121)	92	(18)	215	-
Corporate private securities	1,074	(49)	220	(280)	395	(173)	1,187	-
Residential mortgage-backed
securities	3,036	(111)	389	(431)	1	(850)	2,034	-
Commercial mortgage-backed
securities	263	(20)	139	(7)	94	(64)	405	-
Collateralized debt obligations	251	(53)	77	(18)	-	(17)	240	-
Other asset-backed securities	112	(17)	43	(12)	49	(8)	167	-
Total fixed maturity securities	$ 4,991	$ (281)	$ 908	$ (869)	$ 631	$ (1,130)	$ 4,250	$ -
Equity securities	18	1	-	5	-	(16)	8	-
Total securities available for sale	$ 5,009	$ (280)	$ 908	$ (864)	$ 631	$ (1,146)	$ 4,258	$ -
Mortgage loans held for sale	125	(8)	-	(69)	-	-	48	(3)
Total investments	$ 5,134	$ (288)	$ 908	$ (933)	$ 631	$ (1,146)	$ 4,306	$ (3)

Derivative assets	598	(312)	(12)	57	-	-	331	(310)
Separate account assets4,6	2,142	(647)	-	400	15	(282)	1,628	218
Total assets	$ 7,874	$ (1,247)	$ 896	$ (476)	$ 646	$ (1,428)	$ 6,265	$ (95)

Liabilities
Future policy benefits and claims5	$ (1,740)	$ 1,438	$ -	$ (9)	$ -	$ -	$ (311)	$ 1,438
Derivative liabilities	(4)	2	-	-	-	-	(2)	2
Total liabilities	$ (1,744)	$ 1,440	$ -	$ (9)	$ -	$ -	$ (313)	$ 1,440

__________

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 5 for a discussion of NAIC designations).  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2009

The Company periodically reviews its fair value hierarchy classifications.  Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.  During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity.  As of December 31, 2009, these securities were no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3.  In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral, for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments recorded during the year. In determining the estimated fair value for these impaired mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, when deemed more appropriate, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value estimate.  Refer to Note 5 for further discussion of the carrying value of mortgage loans.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans, net:  The fair values of mortgage loans held for investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts:  The fair values of the Company’s liabilities under investment type contracts are based on one of two methods.  For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the carrying values and estimated fair values of financial instruments as of December 31:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
(in millions)	value	fair value	value	fair value

Assets
Investments:
Mortgage loans, net	$ 6,125	$ 5,863	$ 6,781	$ 5,946
Policy loans	$ 1,088	$ 1,088	$ 1,050	$ 1,050

Liabilities
Investment contracts	$ (17,962)	$ (18,973)	$ (18,724)	$ (18,316)
Short-term debt	$ (300)	$ (300)	$ (150)	$ (150)
Long-term debt	$ (978)	$ (1,039)	$ (706)	$ (723)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(5)	Investments

Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
(in millions)	cost	gains	losses	fair value

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total securities available-for-sale	$ 25,652	$ 1,520	$ 696	$ 26,476

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 688	$ 73	$ 7	$ 754
Obligations of states and political subdivisions	568	4	23	549
Debt securities issued by foreign governments	70	5	-	75
Corporate public securities	10,929	597	175	11,351
Corporate private securities	4,500	193	83	4,610
Residential mortgage-backed securities	6,079	95	665	5,509
Commercial mortgage-backed securities	1,284	7	207	1,084
Collateralized debt obligations	531	12	171	372
Other asset-backed securities	454	20	28	446
Total fixed maturity securities	$ 25,103	$ 1,006	$ 1,359	$ 24,750
Equity securities	49	5	1	53
Total securities available-for-sale	$ 25,152	$ 1,011	$ 1,360	$ 24,803

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions.  The Company may realize investment losses to the extent its liquidity needs require the disposition of fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes, for securities available-for-sale, the gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
		Gross	Number		Gross	Number		Gross	Number
	Estimated	unrealized	of	Estimated	unrealized	of	Estimated	unrealized	of
(in millions, except number of securities)	fair value	losses	securities	fair value	losses	securities	fair value	losses	securities

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Debt securities issued by foreign
governments	20	-	1	-	-	-	20	-	1
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Corporate private securities	371	26	41	221	21	22	592	47	63
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Commercial mortgage-backed securities	40	1	7	182	31	35	222	32	42
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	27	1	2	62	3	17	89	4	19
Total fixed maturity securities	$ 2,844	$ 117	$ 280	$ 2,938	$ 579	$ 508	$ 5,782	$ 696	$ 788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	$ 283	$ 2,940	$ 579	$ 548	$ 5,787	$ 696	$ 831

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government corporations and agencies
corporations and agencies	$ 206	$ 7	10	$ -	$ -	-	$ 206	$ 7	10
Obligations of states and
political subdivisions	318	12	35	79	11	13	397	23	48
Debt securities issued by foreign
governments	1	-	2	-	-	-	1	-	2
Corporate public securities	1,198	32	160	1,117	143	201	2,315	175	361
Corporate private securities	279	19	47	973	64	73	1,252	83	120
Residential mortgage-backed securities	937	103	117	2,375	562	341	3,312	665	458
Commercial mortgage-backed securities	43	5	11	699	202	101	742	207	112
Collateralized debt obligations	30	29	13	277	142	45	307	171	58
Other asset-backed securities	5	-	12	248	28	33	253	28	45
Total fixed maturity securities	$ 3,017	$ 207	$ 407	$ 5,768	$ 1,152	$ 807	$ 8,785	$ 1,359	$ 1,214
Equity securities	17	-	13	3	1	75	20	1	88
Total	$ 3,034	$ 207	420	$ 5,771	$ 1,153	882	$ 8,805	$ 1,360	1,302

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value to amortized cost ratio of less than 80% and have been in an unrealized loss position for more than one year was 54% and 65% as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2010.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	cost	fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 961	$ 980
Due after one year through five years	6,784	7,195
Due after five years through ten years	6,087	6,588
Due after ten years	4,144	4,285
Subtotal	$ 17,976	$ 19,048
Residential mortgage-backed securities	5,811	5,639
Commercial mortgage-backed securities	1,167	1,186
Collateralized debt obligations	365	252
Other asset-backed securities	294	309
Total	$ 25,613	$ 26,434

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting.  These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach.  Beginning with year-end 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies.  Additionally, beginning with year-end 2010 statutory reporting, the NAIC similarly modified its ratings approach for commercial mortgage-backed securities.  Under the modified approach, the NAIC designations for these types of securities are based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values.  In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value.  Under this process, NAIC designations for these types of mortgage-backed securities could be higher or lower than the related NRSRO ratings.  NAIC designations range from class 1 (highest quality) to class 6 (lowest quality).  Of the Company’s fixed maturity securities, 93% and 91% were in the two highest NAIC designations categories as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2010		December 31, 2009
NAIC Designations1, 2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	AAA/AA/A	$ 14,879	$ 15,595	$ 15,323	$ 15,196
2	BBB	8,495	8,893	7,140	7,275
3	BB	1,389	1,280	1,551	1,404
4	B	492	437	724	617
5	CCC and lower	260	191	253	188
6	In or near default	98	38	112	70
	Total	$ 25,613	$ 26,434	$ 25,103	$ 24,750

__________

1
NAIC designations are assigned at least annually.  Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features.  For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 37	$ 35	$ 72	$ 4	$ 20	$ 24	$ 41	$ 55	$ 96
79.9% - 50.0%	-	17	17	12	5	17	12	22	34
Below 50.0%	-	-	-	1	-	1	1	-	1
Total	$ 37	$ 52	$ 89	$ 17	$ 25	$ 42	$ 54	$ 77	$ 131

December 31, 2009
99.9% - 80.0%	$ 27	$ 104	$ 131	$ 13	$ 45	$ 58	$ 40	$ 149	$ 189
79.9% - 50.0%	9	46	55	2	12	14	11	58	69
Below 50.0%	-	-	-	-	-	-	-	-	-
Total	$ 36	$ 150	$ 186	$ 15	$ 57	$ 72	$ 51	$ 207	$ 258

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition.  An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security.  The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards.  Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position.  Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the Company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security.  The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and discounted at the security’s effective yield to arrive at the expected present value of cash flows.  If a recovery estimate is not feasible, then the market view of cash flows implied by the current fair value is the primary factor used to estimate recovery and the present value of cash flows.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $403 million and $609 million, and gross unrealized losses of $39 million and $101 million, as of December 31, 2010 and 2009, respectively.  Of these unrealized losses as of December 31, 2010, $36 million, or 92%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $99 million, or 98%, as of December 31, 2009.  The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection.  Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk.  A significant portion of the private placement fixed maturity securities that the Company holds are participations in large issuances that are also owned by other investors.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	December 31, 2010			December 31, 2009
			% of			% of
			estimated			estimated
	Amortized	Estimated	fair value	Amortized	Estimated	fair value
in millions	cost	fair value	total	cost	fair value	total
Government agency	$ 2,795	$ 2,929	52%	$ 2,547	$ 2,621	48%
Prime	973	944	17%	1,120	960	17%
Alt-A	1,545	1,333	23%	1,831	1,452	26%
Sub-prime	498	433	8%	577	474	9%
Other residential mortgage collateral	-	-	-	4	2	-
Total	$ 5,811	$ 5,639	100%	$ 6,079	$ 5,509	100%

The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs.  In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs.  Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate.  Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores.  Second-lien mortgage loans are also considered sub-prime.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 13	$ 97	$ 110	$ -	$ 72	$ 72	$ 13	$ 169	$ 182
79.9% - 50.0%	-	51	51	-	97	97	-	148	148
Below 50.0%	-	11	11	-	14	14	-	25	25
Total	$ 13	$ 159	$ 172	$ -	$ 183	$ 183	$ 13	$ 342	$ 355

December 31, 2009
99.9% - 80.0%	$ 29	$ 134	$ 163	$ 11	$ 42	$ 53	$ 40	$ 176	$ 216
79.9% - 50.0%	17	198	215	20	140	160	37	338	375
Below 50.0%	10	34	44	16	14	30	26	48	74
Total	$ 56	$ 366	$ 422	$ 47	$ 196	$ 243	$ 103	$ 562	$ 665

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs.  Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines.  Home price appreciation statistics are provided by a third-party.   Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography.  Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default.  Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default.  For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics.  Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination.  Prepayment speeds, both actual and estimated, are also considered.  The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions.  These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors.  These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties.  Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages.  For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 1	$ 7	$ 8	$ -	$ 4	$ 4	$ 1	$ 11	$ 12
79.9% - 50.0%	-	5	5	-	10	10	-	15	15
Below 50.0%	-	-	-	-	5	5	-	5	5
Total	$ 1	$ 12	$ 13	$ -	$ 19	$ 19	$ 1	$ 31	$ 32

December 31, 2009
99.9% - 80.0%	$ 4	$ 54	$ 58	$ -	$ -	$ -	$ 4	$ 54	$ 58
79.9% - 50.0%	-	85	85	-	-	-	-	85	85
Below 50.0%	1	63	64	-	-	-	1	63	64
Total	$ 5	$ 202	$ 207	$ -	$ -	$ -	$ 5	$ 202	$ 207

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities.  In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows.  Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations.  For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ -	$ 9	$ 9	$ -	$ 3	$ 3	$ -	$ 12	$ 12
79.9% - 50.0%	-	8	8	-	8	8	-	16	16
Below 50.0%	-	-	-	-	98	98	-	98	98
Total	$ -	$ 17	$ 17	$ -	$ 109	$ 109	$ -	$ 126	$ 126

December 31, 2009
99.9% - 80.0%	$ 1	$ 4	$ 5	$ -	$ 15	$ 15	$ 1	$ 19	$ 20
79.9% - 50.0%	-	29	29	4	31	35	4	60	64
Below 50.0%	-	10	10	24	53	77	24	63	87
Total	$ 1	$ 43	$ 44	$ 28	$ 99	$ 127	$ 29	$ 142	$ 171

To generate the expected cash flows, NRSRO ratings of the underlying corporate securities were used to develop default probabilities.  Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool.  An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level.  If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds.  Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities.  All banks in the pools were screened using data provided by U.S. Bank Rating service.  The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability.  The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Unrealized Gains and Losses

The following table presents the components of net unrealized gains (losses) on securities available-for-sale, as of December 31:

(in millions)	2010 1	2009 2

Net unrealized gains (losses), before adjustments and taxes	$ 824	$ (350)
Change in fair value attributable to fixed maturity securities designated in fair value
hedging relationships	(20)	(35)
Net unrealized gains (losses), before adjustments and taxes	804	(385)
Adjustment to deferred policy acquisition costs	(217)	31
Adjustment to value of business acquired	1	-
Adjustment to future policy benefits and claims	27	20
Adjustment to policyholder dividend obligation	(90)	(17)
Deferred federal income tax (benefit) expense	(184)	123
Net unrealized gains (losses)	$ 341	$ (228)

__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2
Includes the $250 million, net of taxes, cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2010 1	2009	2	2008

Fixed maturity securities	$ 1,174	$ 2,382		$ (2,682)
Equity securities	(1)	12		(14)
Net increase (decrease)	$ 1,173	$ 2,394		$ (2,696)

__________
1	Includes the $14 million cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The non-credit portion of other-than-temporary impairments and any subsequent changes in the fair value of those debt securities are recognized in other comprehensive income. Cumulative non-credit gains and losses recognized on debt securities which have credit losses in earnings, before federal income tax benefit, for the years ended December 31:

(in millions)	2010	2009

Unrealized losses as of January 1,	$ (346)	$ -
Cumulative adoption of accounting principle as of January 1, 2009	-	(384)
Non-credit losses in the period	(174)	(417)
Net unrealized gains in the period	305	455
Total	$ (215)	$ (346)

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien, collateral dependent, non-mezzanine commercial mortgage loans.  These loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment, hotel and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The unpaid principal balance, amortized cost and valuation allowance for commercial mortgage loans by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Commercial mortgage loans subject to non-specific reserves:

Unpaid principal balance	$ 775	$ 1,360	$ 2,276	$ 1,220	$ 223	$ 88	$ 5,942

Amortized cost	$ 774	$ 1,365	$ 2,276	$ 1,222	$ 227	$ 88	$ 5,952

Non-specific reserve	$ (14)	$ (7)	$ (10)	$ (9)	$ (7)	$ -	$ (47)

Commercial mortgage loans subject to specific reserves:

Unpaid principal balance	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Specific reserves	$ (1)	$ (8)	$ (14)	$ (4)	$ (22)	$ -	$ (49)

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2010	2009

Valuation allowance, beginning of period	$ 77	$ 42
Additions	66	85
Deductions	(47)	(50)
Valuation allowance, end of period	$ 96	$ 77

In 2010, management developed an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s commercial mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property will be updated at least annually.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the amortized cost of commercial mortgage loans by internal credit quality rating and by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	-	1,049
Rated 3	523	1,065	1,643	935	128	16	4,310
Rated 4	66	173	105	202	209	72	827
Rated 5	16	6	5	-	3	-	30
Total commercial mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 364	$ 88	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings above display management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

As of December 31, 2010, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The estimated fair value of mortgage loans was $5.9 billion and $6.0 billion at December 31, 2010 and 2009 respectively.

Securities Lending

The estimated fair value of loaned securities was $269 million and $40 million as of December 31, 2010 and 2009, respectively.  The Company had received $276 million and $41 million of cash collateral on securities lending as of December 31, 2010 and 2009, respectively. The Company had not received any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million and $19 million were on deposit with various regulatory agencies as required by law as of December 31, 2010 and 2009, respectively.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Net Investment Income

The following table summarizes net investment income from continuing operations by source for the years ended December 31:

(in millions)	2010	2009	2008

Securities available-for-sale:
Fixed maturity securities	$ 1,474	$ 1,465	$ 1,477
Equity securities	2	2	5
Trading assets	1	-	-
Mortgage loans	396	445	497
Short-term investments	2	6	17
Other	9	17	(75)
Gross investment income	$ 1,884	$ 1,935	$ 1,921
Less investment expenses	59	56	56
Net investment income	$ 1,825	$ 1,879	$ 1,865

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:
(in millions)	2010	2009	2008

Net derivatives (losses) gains 1,2	$ (385)	$ 400	$ (330)
Realized gains on sales	176	192	40
Realized losses on sales	(43)	(113)	(41)
Valuation gains (losses) 3	17	(21)	(56)
Other	(1)	(4)	39
Net realized investment (losses) gains	$ (236)	$ 454	$ (348)

__________
1
Includes net losses of $155 million, net gains of $414 million, and net losses $501 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2010, 2009, and 2008, respectively.

2
Includes net losses of $88 million, net losses of $172 million and net gains of $109 million on derivatives associated with death benefit contracts for the years ended December 31, 2010, 2009 and 2008, respectively.

3
Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the non-specific loss reserves component of the valuation allowance on mortgage loans.

Proceeds from the sale of securities available-for-sale during 2010, 2009 and 2008 were $2.2 billion, $4.2 billion and $4.3 billion, respectively.  During 2010, 2009 and 2008, gross gains of $172 million, $189 million and $36 million, respectively, and gross losses of $17 million, $70 million and $25 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

		Included in OCI
(in millions)	Gross		Net
2010
Fixed maturity securities1	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Total other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities1	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Total other-than-temporary impairment losses	$ 992	$ (417)	$ 575

2008
Fixed maturity securities1			$ 1,052
Equity securities			60
Mortgage loans			15
Other			4
Total other-than-temporary impairment losses			$ 1,131

__________

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment.  For the year ended December 31, 2010, the Company recognized $6 million in other-than-temporary impairments related to these securities compared to $168 million and $90 million for the years ended December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the cumulative amounts related to the Company's credit loss portion of the other-than-temporary-impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis as of December 31:

(in millions)	2010	2009

Cumulative credit loss as of January 1, 1	$ 417	$ 507
New credit losses	31	168
Incremental credit losses2	116	72
Subtotal	$ 564	$ 747
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent3	(22)	(63)
Cumulative credit loss as of December 31,1	$ 340	$ 417

__________

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	Includes losses on securities for which the Company can no longer assert that it does not intend to sell the securities.
3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period.  Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(6)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments and include interest rate, foreign exchange, equity market and credit risk. To manage these risks and exposures, the Company uses interest rate contracts, primarily interest rate swaps; currency derivatives, primarily cross-currency swaps and futures; equity derivatives, primarily options and futures; credit default swaps and total return swaps.  The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship.  The Company recognizes all of its derivative instruments as either assets or liabilities at fair value.

Interest Rate Risk Management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

In connection with the MTN program, the Company issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust.  The proceeds from these funding agreements are generally used to purchase fixed rate investments, generally available-for-sale public or private corporate bonds or commercial mortgage loans. In a rising interest rate environment, the Company is exposed to narrowing margins.  To mitigate this risk, the Company enters into interest rate swap contracts to hedge the volatility associated with changes in interest rates.

The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Foreign Currency Risk Management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments, generally fixed maturity securities.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged asset.

In addition, foreign exchange risks associated with foreign currency-denominated MTNs are managed using cross-currency swaps.

Credit Risk Management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity Market Risk Management:  The Company offers a variety of variable annuity products available with living benefit features such as GMABs or GLWBs.  These living benefit features represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts.  The embedded derivatives are carried at fair value. Subsequent changes in the fair value of these embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of these embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contract holder persistency, contract holder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  The Company believes the impact of claims is expected to be mitigated by its economic hedging program.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk.  Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the living benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Derivatives Qualifying for Hedge Accounting

Fair Value Hedge Relationship: For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge certain fixed rate investments such as commercial mortgage loans and certain fixed maturity securities, and

•	Cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

Cash Flow Hedge Relationship:  For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as a cash flow hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge cash flows from variable rate investments such as commercial mortgage loans and certain fixed maturity securities,

•	Interest rate swaps are used to hedge payments of funding agreement liabilities associated with the MTN program,

•	Cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated fixed maturity securities, and

•	Cross-currency swaps are used to hedge payments of foreign currency-denominated funding agreement liabilities associated with the MTN program.

Termination:  The Company is required to discontinue hedge accounting when it is determined that a derivative instrument no longer qualifies as an effective hedge.  Upon such determination, the derivative continues to be carried in the consolidated balance sheet at its fair value with changes in fair value recognized in net realized investment gains and losses.  In a discontinued fair value hedge on available-for-sale securities, changes in the fair value of the previously hedged asset or liability are no longer included in net realized gains and losses, rather are included in accumulated other comprehensive income and reclassified to net realized investment gains and losses through maturity of the hedged item.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Derivatives Not Qualifying for Hedge Accounting

For derivatives that are not designated as a hedging instrument, the gain or loss on the derivative is recognized in net realized investment gains and losses. The Company uses these derivatives in various financial transactions as follows:

•	Futures, options, interest rate swaps and total return swaps are used to hedge certain benefit rider obligations included in variable annuity products, as described above,

•	Interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	Cross-currency swaps and futures are used to hedge foreign currency-denominated assets and liabilities, and

•	Credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2010 and 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

As of December 31, 2010 and 2009, the Company had received $351 million and $532 million, respectively, of cash for derivative collateral, which is included in short-term investments.  The Company held no material securities as off-balance sheet collateral on derivative transactions as of December 31, 2010.  The Company held $32 million as off-balance sheet collateral on derivative transactions as of December 31, 2009.  As of December 31, 2010 and 2009, the Company had pledged fixed maturity securities with a fair value of $28 million and $56 million, respectively, as collateral to derivative counterparties.  There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of the dates indicated:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2010
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 1	$ 78	Other liabilities	$ 37	$ 830
Cross-currency swaps	Other assets	26	132	Other liabilities	18	101
Total derivatives designated as
hedging instruments		$ 27	$ 210		$ 55	$ 931

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	556	10,944	Other liabilities	418	10,225
Cross-currency swaps	Other assets	30	210	Other liabilities	30	210
Credit default swaps	Other assets	1	20	Other liabilities	-	17
Total return swaps	Other assets	12	1,119	Other liabilities	23	1,053
Equity contracts	Other assets	212	2,484	Other liabilities	20	1,124
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	N/A	Future policy benefits and claims	226	N/A
Total derivatives not designated
as hedging instruments		$ 811	$ 14,777		$ 717	$ 12,629

Total derivatives		$ 838	$ 14,987		$ 772	$ 13,560

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2009
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 4	$ 86	Other liabilities	$ 69	$ 1,216
Cross-currency swaps	Other assets	34	93	Other liabilities	36	216
Total derivatives designated as
hedging instruments		$ 38	$ 179		$ 105	$ 1,432

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	409	7,457	Other liabilities	239	5,162
Cross-currency swaps	Other assets	49	211	Other liabilities	49	210
Credit default swaps	Other assets	1	29	Other liabilities	3	82
Total return swaps	Other assets	1	85	Other liabilities	8	556
Equity contracts	Other assets	331	2,505	Other liabilities	10	996
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	-	Future policy benefits and claims	311	N/A
Other embedded derivatives	N/A	-	-	Other liabilities	2	N/A
Total derivatives not designated
as hedging instruments		$ 791	$ 10,287		$ 622	$ 7,006

Total derivatives		$ 829	$ 10,466		$ 727	$ 8,438

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010 1	2009 1

Derivatives in fair value hedging relationships:
Interest rate contracts2	Net realized investment gains (losses)	$ 7	$ 25
Cross-currency swaps2	Net realized investment gains (losses)	1	(2)
Total		$ 8	$ 23

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$ (12)	$ (35)
Cross-currency swaps	Net realized investment gains (losses)	(3)	2
Total		$ (15)	$ (33)
__________
1	Includes $6 million and $8 million of cash paid in the termination of fair value hedging instruments for the years ended December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

2	Excludes $30 million and $37 million of periodic settlements on interest rate contracts which are recorded in net investment income for the years ended December 31, 2010 and 2009, respectively.

The following table present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in AOCI in the consolidated financial statements for the years ended December 31,:

(in millions)	2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	$ 5	$ 12
Cross-currency swaps	(2)	(4)
Currency contracts	22	(19)
Other embedded derivatives	-	(12)
Total	$ 25	$ (23)

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges reclassified from AOCI into income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$ -	$ (4)
Cross-currency swaps	Net realized investment gains (losses)	-	(11)
Currency contracts	Net realized investment gains (losses)	(2)	(4)
Total		$ (2)	$ (19)

The following table presents the realized gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Cross-currency swaps	Net realized investment gains (losses)	$ -	$ (1)
Credit default swaps	Net realized investment gains (losses)	-	(3)
Total 1,2,3		$ -	$ (4)

__________
1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.
2
Excludes $2 million of periodic settlements in interest rate contracts which are recorded in net investment income for the year ended December 31, 2010.  Periodic settlements in interest rate contracts for the year ended December 31, 2009 were immaterial.

3
No cash was paid in the termination of cash flow hedging instruments for the year ended December 31, 2010. Includes $17 million of cash received in the termination of cash flow hedging instruments for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$ (39)	$ (197)
Cross-currency swaps	Net realized investment gains (losses)	-	3
Credit default swaps	Net realized investment gains (losses)	(5)	8
Equity total return swaps	Net realized investment gains (losses)	(136)	7
Equity contracts	Net realized investment gains (losses)	(389)	(739)
Embedded derivatives on guaranteed
benefit annuity programs	Net realized investment gains (losses)	98	1,432
Other embedded derivatives	Net realized investment gains (losses)	(2)	3
Total		$ (473)	$ 517

The previous tables exclude $16 million and $(151) million of net interest settlements on all derivative instruments and $94 million and $63 million of other revenue related to guaranteed benefits on annuities that are also recorded in net realized investment gains (losses) for the year ended December 31, 2010 and 2009, respectively. The previous tables exclude $13 million in losses relating to foreign denominated cash balances for the year ended December 31, 2010, compared to an immaterial balance for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Credit Derivatives

The Company had exposure to credit protection contracts as of the years ended December 31, 2010, 2009 and 2008 and experienced credit event losses of $8 million in 2010, no credit losses in  2009 and credit event losses of $19 million in 2008 on such contracts.  The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated
	potential	fair	potential	fair	potential	fair	potential	fair
(in millions)	risk	value	risk	value	risk	value	risk	value

December 31, 2010
Single sector exposure:
Financial	$ 6	$ -	$ 3	$ -	$ -	$ -	$ 9	$ -
Services	-	-	10	1	-	-	10	1
Total	$ 6	$ -	$ 13	$ 1	$ -	$ -	$ 19	$ 1

December 31, 2009
Single sector exposure:
Financial	$ 35	$ (3)	$ 9	$ -	$ -	$ -	$ 44	$ (3)
Oil & gas pipelines	15	-	-	-	-	-	15	-
Services	-	-	-	-	10	-	10	-
Total	$ 50	$ (3)	$ 9	$ -	$ 10	$ -	$ 69	$ (3)

In addition, the Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting, rather, the Company elected to carry the entire security at fair value with any changes in fair value included in earnings.  Effective July 1, 2010, these securities had a fair value of $35 million and were transferred from available-for-sale securities to trading securities.  At December 31, 2010, the fair value of synthetic collateralized debt obligations, including the embedded credit derivatives, was $45 million.  The fair value represents the maximum future potential loss that could be incurred by the Company as there is no future payment obligation associated with these investments.  Additionally, there are no recourse provisions related to these investments that would enable the Company to recover any losses on these securities from third parties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(7)   Deferred Policy Acquisition Costs

During the second quarter of 2010, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The review covered all assumptions including mortality, lapses, expenses and general and separate account returns.  As a result of this review, certain assumptions were unlocked (DAC unlock).  The unlocked assumptions primarily related to lapse assumptions in the Individual Investment segment, market performance assumptions in the Retirement Plans segment, and mortality, lapse and market performance assumptions in the Individual Protection segment.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2010 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 4	$ -	$ -	$ -	$ 4
Retirement Plans	7	-	-	-	7
Individual Protection	(22)	13	1	-	(8)
Total	$ (11)	$ 13	$ 1	$ -	$ 3

During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in an increase in DAC and other related balances, including sales inducement assets, and a decrease in DAC amortization and other related balances of $219 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 192	$ -	$ -	$ 11	$ 203
Retirement Plans	(8)	-	-	-	(8)
Individual Protection	(44)	(13)	10	-	(47)
Total	$ 140	$ (13)	$ 10	$ 11	$ 148

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns.  Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked.  The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ (429)	$ (3)	$ -	$ (1)	(433)
Retirement Plans	(2)	-	-	-	(2)
Individual Protection	(3)	8	3	-	8
Total	$ (434)	$ 5	$ 3	$ (1)	$ (427)

The following table presents a reconciliation of DAC for the years ended December 31:

	December 31,	December 31,
(in millions)	2010	2009

Balance at beginning of period	$ 3,983	$ 4,524
Capitalization of DAC	634	513
Amortization of DAC, excluding unlocks	(385)	(606)
Amortization of DAC related to unlocks	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other
	(248)	(588)
Balance at end of period	$ 3,973	$ 3,983

(8)	Value of Business Acquired and Other Intangible Assets

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2010	2009

Balance at beginning of period	$ 277	$ 334
Amortization of VOBA	(20)	(49)
Net realized losses on investments	1	1
Subtotal	$ 258	$ 286
Change in unrealized gain (loss) on available-for-sale securities	1	(9)
Balance at end of period	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $18 million, $20 million and $22 million during the years ended December 31, 2010, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes intangible assets as of December 31:

		2010		2009
	Initial	Gross		Gross
	useful	carrying	Accumulated	carrying	Accumulated
(in millions)	life1	amount	amortization	amount	amortization

Amortizing:
VOBA	28 years	$ 595	$ 336	$ 595	$ 318
Total intangible assets		$ 595	$ 336	$ 595	$ 318

__________

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.

During 2009, the Company recorded a $5 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in an $8 million pre-tax charge.  The state insurance licenses had indefinite useful lives and were not previously amortized.  Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses were no longer required as the surviving entities had the required state insurance licenses to conduct business on existing NLICA and NLACA products.  The Company surrendered the state insurance licenses back to each state.  See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $20 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed did not result in material impairment losses on intangible assets during 2010, 2009 and 2008.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA

2011	$ 23
2012	$ 21
2013	$ 19
2014	$ 15
2015	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2008	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2010 and 2009, respectively.  As of the 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2010 and 2009 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(10) Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2010	2009

Liabilities:
Future policyholder benefits	$ 1,794	$ 1,818
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	28	29
Policyholder dividend obligation	121	49
Other policy obligations and liabilities	13	13
Total liabilities	$ 2,099	$ 2,052

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	$ 1,312	$ 1,236
Mortgage loans	224	263
Policy loans	186	191
Other assets	162	135
Total assets	$ 1,884	$ 1,825
Excess of reported liabilities over assets	215	227

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 73	$ 91
Adjustment to policyholder dividend obligation	(73)	(91)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 215	$ 227

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,312	$ 1,236
Amortized cost	1,222	1,253
Shadow policyholder dividend obligation	(90)	(17)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2010	2009	2008

Revenues:
Premiums	$ 83	$ 90	$ 93
Net investment income	101	106	109
Realized investment (losses) gains	(3)	2	(41)
Realized (losses) gains credited to to policyholder benefit obligation	(1)	(7)	37
Total revenues	$ 180	$ 191	$ 198

Benefits and expenses:
Policy and contract benefits	$ 131	$ 133	$ 131
Change in future policyholder benefits and interest credited to
policyholder accounts	(23)	(24)	(17)
Policyholder dividends	56	59	63
Change in policyholder dividend obligation	(3)	4	3
Other expenses	1	1	1
Total benefits and expenses	$ 162	$ 173	$ 181

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 18	$ 18	$ 17
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 12	$ 12	$ 11

Maximum future earnings from assets and liabilities:
Beginning of period	$ 227	$ 239	$ 250
Change during period	(12)	(12)	(11)
End of period	$ 215	$ 227	$ 239

Cumulative closed block earnings from inception through December 31, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $31 million and $32 million as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(11) Variable Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.”  There are two variations of this benefit.  In general, there is no lock in age for this benefit.  However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals.  For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals.  Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:  monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums.  There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.
•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death.  There are two versions of this benefit:  (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation.  Both benefits have age limitations.  This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value.  The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

In January 2009, the Company simplified its living benefit guarantees and only offer L.inc on new GLWB sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.  The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2010					2009
	General	Separate	Total	Net	Wtd. avg.	General	Separate	Total	Net	Wtd. avg.
	account	account	account	amount	attained	account	account	account	amount	attained
(in millions)	value	value	value	at risk1	age	value	value	value	at risk1	age

GMDB:
Return of premium	$ 832	$ 8,039	$ 8,871	$ 39	62	$ 729	$ 5,860	$ 6,589	$ 100	61
Reset	1,366	13,242	14,608	305	65	1,622	12,406	14,028	900	64
Ratchet	1,018	15,733	16,751	761	68	1,181	13,836	15,017	1,772	67
Rollup	35	264	299	13	73	42	259	301	18	73
Combo	185	1,731	1,916	192	69	229	1,577	1,806	325	69
Subtotal	$ 3,436	$ 39,009	$ 42,445	$ 1,310	66	$ 3,803	$ 33,938	$ 37,741	$ 3,115	65
Earnings enhancement	25	403	428	29	64	17	373	390	19	64
Total - GMDB	$ 3,461	$ 39,412	$ 42,873	$ 1,339	66	$ 3,820	$ 34,311	$ 38,131	$ 3,134	65

GMAB2:
5 Year	$ 167	$ 2,507	$ 2,674	$ 43	N/A	$ 383	$ 2,640	$ 3,023	$ 172	N/A
7 Year	323	2,192	2,515	52	N/A	394	2,152	2,546	180	N/A
10 Year	68	695	763	13	N/A	70	684	754	39	N/A
Total - GMAB	$ 558	$ 5,394	$ 5,952	$ 108	N/A	$ 847	$ 5,476	$ 6,323	$ 391	N/A

GMIB3:
Ratchet	$ 14	$ 220	$ 234	$ -	N/A	$ 16	$ 242	$ 258	$ -	N/A
Rollup	41	514	555	1	N/A	47	626	673	-	N/A
Total - GMIB	$ 55	$ 734	$ 789	$ 1	N/A	$ 63	$ 868	$ 931	$ -	N/A

GLWB:
L.inc	$ 287	$ 12,030	$ 12,317	$ 430	N/A	$ 230	$ 7,057	$ 7,287	$ 67	N/A
Porfolio income insurance	-	42	42	-	N/A	-	20	20	-	N/A
Total - GLWB	$ 287	$ 12,072	$ 12,359	$ 430	N/A	$ 230	$ 7,077	$ 7,307	$ 67	N/A

__________
1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).  As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.2 billion and $5.3 billion as of December 31, 2010 and 2009, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

Net amount at risk is highly sensitive to changes in financial market movements.  See Note 6 for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of deferred variable annuity and variable single premium immediate annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 4,889	$ 4,920
Domestic equity	29,987	24,599
International equity	2,985	3,047
Total mutual funds	$ 37,861	$ 32,566
Money market funds	1,254	1,473
Total	$ 39,115	$ 34,039

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2010	2009

Living benefit riders	$ 168	$ 266
GMDB	$ 46	$ 67
GMIB	$ 2	$ 3

The Company’s GMAB and GLWB living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  As of December 31, 2010 and December 31, 2009, the net balance of the embedded derivatives for living benefits was a liability of $168 million and a liability of $266 million, respectively. The GLWB component of living benefit riders was immaterial in 2010 and 2009, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2010 and 2009.  The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2010, the Company recorded net realized investment losses on living benefits embedded derivatives and related economic hedging activity of $155 million compared to net realized investments gains of $414 million as of December 31, 2009.

The losses recorded during the year ended December 31, 2010 were comprised of $192 million of net realized investment gains on living benefit embedded derivative liabilities and $347 million of related economic hedging losses.  The net realized investment losses were primarily driven by market volatility in the second quarter and mortality and withdrawal assumption updates.  Net realized investment losses on living benefit embedded derivatives resulted in lower amortization of DAC of $63 million during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The gains recorded in 2009 were comprised of $1.5 billion of net realized investment gains on living benefit embedded derivative liabilities and $1.1 billion of related economic hedging losses.  The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates on living benefit embedded derivatives, lower volatility assumptions and an increase to the nonperformance component of the discount rate.  The net realized gains resulted in higher amortization of DAC of $284 million during the year ended December 31, 2009.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments.  GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments.  The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves.  In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $62 million for the year ended December 31, 2010 compared to $132 million for the year ended December 31, 2009.

The following assumptions and methodologies were used to determine the GMDB claim reserves as of December 31, 2010 and 2009:

•	Data used was based on a combination of historical numbers and future projections generally involving 250 probabilistically generated economic scenarios
•	Mean gross equity performance –10.4%
•	Equity volatility –18.0%
•	Mortality – 84% of Annuity 2000 Basic table for males, 93% for females as of December 31, 2010; and 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009
•	Asset fees – equivalent to mutual fund and product loads
•	Discount rate – approximately 7.0%

Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

The Company’s incurred and paid amounts for GMIBs were $3 million and $7 million for the years ended December 31, 2010 and 2009.

The Company did not transfer assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 475	$ 453
Domestic equity	3,267	2,996
International equity	452	417
Total mutual funds	$ 4,194	$ 3,866
Money market funds	203	257
Total	$ 4,397	$ 4,123

(12)	Short-Term Debt

The following table summarizes outstanding short-term debt as of December 31:

[Missing Graphic Reference]
In May 2010, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility.  The new facility matures in May 2011, with an option to convert the outstanding balances into a one-year term loan.  NMIC will guarantee all borrowings under the agreement.  The credit may be used for general corporate purposes.  The borrower has the ability to draw funds at a variable rate based on the Eurodollar rate.  The facility contains financial covenants that require NMIC to maintain a statutory surplus in excess of $7.1 billion and the debt is not to exceed 30% of statutory surplus, both figures determined as of the end of each fiscal quarter.  A breach of these and other named covenants will impact the availability of the line for the other borrowers and may accelerate payment. NLIC had no amounts outstanding under this agreement as of December 31, 2010.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million. The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.  NLIC had $300 million of commercial paper outstanding at December 31, 2010 at a weighted average interest rate of 0.35% and $150 million outstanding at December 31, 2009 at a weighted average interest rate of 0.29%.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  This is an uncommitted facility contingent on the liquidity of the securities lending program.  The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR).  The Company had no amounts outstanding under this agreement as of December 31, 2010 and 2009.

The Company paid immaterial interest on short-term debt in 2010, compared to $1 million and $8 million in 2009 and 2008, respectively.
.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(13) Long-Term Debt

The following table summarizes surplus notes payable to affiliates as of December 31:

(in millions)	2010	2009

8.15% surplus note, due June 27, 2032	$ 300	$ 300
7.50% surplus note, due December 17, 2031	300	300
6.75% surplus note, due December 23, 2033	100	100
Variable funding surplus note, due December 31, 2040	272	-
Other	6	6
Total long-term debt	$ 978	$ 706

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC, issued a variable funding surplus note to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance.  The note will mature in full on December 31, 2040.  The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2015.  As of December 31, 2010, the principal amount outstanding was $272 million.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2010, 2009 and 2008.  Payments of interest and principal under the notes require the prior approval of the ODI.

(14)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2010	2009	2008

Current	$ (91)	$ 165	$ (131)
Deferred	115	(117)	(403)
Federal income tax expense (benefit)	$ 24	$ 48	$ (534)

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2010		2009		2008
(in millions)	Amount	%	Amount	%	Amount	%

Computed tax expense (benefit)	$ 71	35	$ 107	35	$ (497)	35
DRD	(50)	(25)	(56)	(18)	(42)	3
Impact of noncontrolling interest	21	10	18	6	25	(2)
Tax credits	(27)	(13)	(21)	(7)	(26)	2
Other, net	9	5	-	-	6	-
Total	$ 24	12	$ 48	16	$ (534)	38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Total federal income taxes refunded were $35 million, $59 million, and $41 million during the years ended December 31, 2010, 2009 and 2008, respectively.

During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During 2008, the Company refined its separate account DRD calculation and estimation process.  As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14 million to a $4 million benefit.  This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts.  The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed.  These changes in estimates primarily were driven by the Company’s separate account DRD.

As of December 31, 2010, the Company has capital loss carryforwards of $507 million, which expire between 2011 and 2015. In addition, the Company has $67 million in low income housing credit carryforwards, which expire between 2025 and 2030, $5 million in foreign tax credit carryforwards, which will expire in 2020 and $73 million in Alternative Minimum Tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31:

(in millions)	2010	2009

Deferred tax assets:
Future policy benefits and claims	$ 1,030	$ 1,109
Derivatives	27	63
Capital loss carryforward	178	103
Tax credit carryforwards	145	23
Other	236	195
Gross deferred tax assets	$ 1,616	$ 1,493
Less valuation allowance	(24)	(24)
Deferred tax assets, net of valuation allowance	$ 1,592	$ 1,469

Deferred tax liabilities:
Deferred policy acquisition costs	$ (1,071)	$ (1,084)
Securities available-for-sale	(670)	(168)
Value of business acquired	(89)	(96)
Other	(150)	(96)
Gross deferred tax liabilities	$ (1,980)	$ (1,444)
Net deferred tax (liability) asset	$ (388)	$ 25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $24 million, $24 million and $24 million as of December 31, 2010, 2009 and 2008, respectively.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The Company’s current federal income tax liability was $50 million and $109 million as of December 31, 2010 and 2009, respectively.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2010	2009

Balance at beginning of period	$ 95	$ 44
Additions for current year tax positions	18	37
Additions for prior years tax positions	19	15
Reductions for prior years tax positions	(13)	(1)
Balance at end of period	$ 119	$ 95

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2010, is $47 million.

Interest expense and any associated penalties are shown as income tax expense. The Company incurred interest and penalties of $2 million during the year ended December 31, 2010 and an immaterial balance during the year ended December 31, 2009.  The Company had accrued $6 million and $4 million for the payment of interest and penalties at December 31, 2010 and 2009, respectively.

During 2010, the Company had an appeals conference with the Internal Revenue Service (IRS) with respect to our appeal of IRS audit adjustments for the years 2003 to 2005. Though the Company has not yet reached a final settlement with the IRS for these years, it is reasonably possible that this appeal will be resolved in whole or in part within 12 months. As a result, it is reasonably possible that our liability for unrecognized tax benefits could decrease within 12 months by approximately $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005.  The statute remains open for these years as the Company completes the appeals process.  See “Tax Matters” in Note 19 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

(15)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and differ from GAAP materially.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2010	2009	2008
(unaudited)
Statutory net income (loss)
NLIC	$ 560	$ 397	$ (871)
NLAIC	$ (50)	$ (61)	$ (90)

Statutory capital and surplus
NLIC	$ 3,686	$ 3,130	$ 2,750
NLAIC	$ 287	$ 214	$ 123

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions (unaudited)

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.  NLIC’s statutory capital and surplus as of December 31, 2010 was $3.7 billion, and statutory net income for the year ended December 31, 2010 was $560 million.  During the year ended December 31, 2010, NLIC did not pay any dividends to NFS.  As of January 1, 2011, NLIC has the ability to pay dividends to NFS totaling $560 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(16)	Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2010	2009	2008

Net unrealized gains (losses) on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$ 1,039	$ 2,374	$ (3,828)
Net non-credit gains	131	38	-
Net adjustment to DAC	(248)	(585)	529
Net adjustment to VOBA	1	(9)	8
Net adjustment to future policy benefits and claims	7	(27)	128
Net adjustment to policyholder dividend obligation	(73)	(91)	89
Related federal income tax (expense) benefit	(300)	(595)	1,076
Net unrealized gains (losses)	$ 557	$ 1,105	$ (1,998)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	5	388	1,102
Related federal income tax benefit	(2)	(136)	(386)
Net losses realized on available-for-sale securities	$ 3	$ 252	$ 716

Other comprehensive gain (loss) on securities available-for-sale	$ 560	$ 1,357	$ (1,282)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	27	(4)	17
Related federal income tax (expense) benefit	(9)	1	(6)
Other comprehensive income (loss) on cash flow hedges	$ 18	$ (3)	$ 11

Other unrealized (losses) gains:
Net unrealized (losses) gains	-	(14)	8
Related federal income tax benefit (expense)	-	5	(3)
Other net unrealized (losses) gains	$ -	$ (9)	$ 5

Unrecognized amounts on pension plans:
Net unrecognized amounts	-	-	(12)
Related federal income tax benefit	-	-	4
Other comprehensive loss on unrecognized pension amounts	$ -	$ -	$ (8)

Total other comprehensive income (loss)	$ 578	$ 1,345	$ (1,274)

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.  The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

As of July 1, 2010, the adoption of FASB ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2010, 2009 and 2008.

(17)	Employee Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC.  Effective January 30, 2008, NMIC merged the NLICA Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC.  All participants are eligible for benefits based on an account balance formula.  However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the final average pay formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula.  An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the final average pay formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.  In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service.  The Company’s portion of expense relating to these plans was $4 million, $11 million, and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The 2008 expense includes a gain of $5 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 18 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees.  Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company.  The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2010, 2009 and 2008.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates.  Associates may make salary deferral contributions of up to 80%.  Salary deferrals of up to 6% are subject to a 50% Company match.  In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA.  However, this plan has no active participants, and is in the process of being terminated.  The Company’s expense for contributions to these plans was $7 million, $9 million, and $6 million for the years ended December 31, 2010, 2009 and 2008, respectively.

(18)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2010, 2009 and 2008, the Company made payments to NMIC and NSC totaling $250 million, $241 million, and $285 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion and $3.1 billion as of December 31, 2010 and 2009, respectively.  Total revenues from these contracts were $139 million, $143 million and $138 million for the years ended December 31, 2010, 2009 and 2008, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $115 million, $116 million, and $116 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2010, 2009 and 2008, the Company made lease payments to NMIC of $20 million, $21 million, and $22 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2010, 2009 and 2008 were $209 million, $177 million, and $202 million, respectively, while benefits, claims and expenses ceded during these years were $241 million, $196 million, and $219 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2010, 2009 and 2008, customer allocations to NFG funds totaled $30.5 billion, $23.7 billion and $18.1 billion, respectively.  For the years ended December 31, 2010, 2009, and 2008, NFG paid the Company $103 million, $79 million, and $77 million, respectively, for the distribution and servicing of these funds.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company were $762 million and $919 million as of December 31, 2010 and 2009, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2010, 2009 and 2008 were $61 million, $48 million, and $53 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans.  In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $13 million, $11 million, and $11 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Refer to Note 13 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25 million of the affiliate’s 5.6% senior notes due November 16, 2016.  The notes are secured by certain pledged mortgage servicing rights.  The note is payable in seven equal principal installments of $4 million, which began November 6, 2010.  Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14.  Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC.  No payments to (from) NMIC were made for the year ended December 31, 2010. Total payments to (from) NMIC were $4 million and ($23) million during the years ended December 31, 2009 and 2008, respectively.  These payments related to tax years prior to deconsolidation.

During 2009, NLIC received a $20 million capital contribution from NFS.

During 2010 and 2009, NLIC did not pay dividends to NFS.  In 2008 NLIC paid dividends to NFS totaling $461 million.

During 2010 and 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $117 million and $273 million, respectively, to NMIC.  The sale resulted in a net realized loss of $21 million and $34 million in 2010 and 2009, respectively to the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

During 2009, the Company sold private equity investments to NMIC for $61 million.  The private equity investments were carried and sold at fair value.  No gain or loss was recognized on the sale.

(19)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, revenue sharing and bidding arrangements, market-timing, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board.  If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.  On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 3, 2010, the Company filed a motion to dismiss the amendment to the complaint.  On October 17, 2010, the plaintiff filed motions to intervene in Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association and also in Coker, et. al. v. NLIC, et. al.  The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  On April 2, 2010, NRS and NLIC filed an answer.  On June 4, 2010, the plaintiffs filed a motion for class certification.  On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification.  On October 17, 2010, Twanna Brown filed a motion to intervene in this case.  On October 22, 2010, the parties to this action have executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown’s motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown’s motion to stay.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case.  NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiffs’ motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the sixth amended complaint and a third amended counterclaim.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments.  On July 23, 2010, the District Court denied the Companies’ motion for class certification and dismissed the counterclaim.  On August 6, 2010, the Companies filed a motion for reconsideration of the ruling on the motion for certification of counterclaim defendants’ class certification order and also filed a motion for leave to amend the answer to the plaintiffs’ sixth amended complaint and third amended counterclaim.  These motions were denied on November 8, 2010. On October 20, 2010, the Second Circuit Court of Appeals granted NLIC’s 23(f) petition agreeing to hear an appeal of the District Court’s order granting class certification.  On October 21, 2010, the Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  NFS and NLIC continue to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company.  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide’s Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. The Company intends to defend this case vigorously.

Tax Matters

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision.  On August 16, 2007, the IRS issued Revenue Ruling 2007-54.  This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD.  The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009.  The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151 million. The Company is still at appeals on this issue  and believes that it will ultimately prevail based on technical merits.

(20) Guarantees

Since 2002, the Company has sold $747 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025.  As of December 31, 2010 and 2009, the Company held guarantee reserves totaling $6 million and $6 million, respectively, on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $908 million.  The Company does not anticipate making any material payments related to these guarantees.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

As of December 31, 2010, the Company did not hold any material stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits.  Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others.  Properties meeting the necessary criteria are considered to have “stabilized.”  The properties are evaluated regularly, and the collateral is released when stabilized.  During 2010, the stabilization reserve was not increased materially and no portion was released into income.  In 2009, $1 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees.  To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds.  This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(21) Variable Interest Entities

In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE.  There is a review of the entity’s contract and other deal related information, such as 1) the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impacts the entity’s performance and the obligation to absorb losses of the entity that could potentially be significant to the entity or the right to receive benefits from the entity that could potentially be significant to the entity.

The Company was not required and does not intend to provide financial or other support outside previous contractual requirements to any VIE.

Low-Income-Housing Tax Credit Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated LIHTC Funds.  The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 22 and 19 LIHTC Funds that are considered VIEs as of December 31, 2010 and December 31, 2009, respectively, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $355 million and $351 million as of December 31, 2010 and December 31, 2009, respectively, composed primarily of other long-term investments of $315 million and $314 million as of the same respective dates.

Two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LITHC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2010 and December 31, 2009 (except for the impact of guarantees disclosed in Note 20 to the 2009 audited consolidated financial statements).  Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market.  The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary.  The carrying amount of these unconsolidated VIEs was $157

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

million and $110 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss on these unconsolidated VIEs was $218 million and $123 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Fixed Maturity Securities

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performances.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 5 for additional disclosures related to these investments.

(22)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.  Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product.  The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other income2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

_________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other income2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

__________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2008
Revenues:
Policy charges	$ 603	$ 120	$ 618	$ -	$ 1,341
Premiums	120	-	274	-	394
Net investment income	530	651	486	198	1,865
Non-operating net realized investment losses1	-	-	-	(387)	(387)
Other-than-temporary impairment losses	-	-	-	(1,131)	(1,131)
Other income2	110	1	-	(76)	35
Total revenues	$ 1,363	$ 772	$ 1,378	$ (1,396)	$ 2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 379	$ 436	$ 196	$ 162	$ 1,173
Benefits and claims	379	-	489	(12)	856
Policyholder dividends	-	-	93	-	93
Amortization of DAC	648	41	130	(127)	692
Amortization of VOBA and other intangible assets	8	1	22	-	31
Interest expense	-	-	-	62	62
Other operating expenses	189	152	193	97	631
Total benefits and expenses	$ 1,603	$ 630	$ 1,123	$ 182	$ 3,538

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ (240)	$ 142	$ 255	$ (1,578)	$ (1,421)
Less: non-operating net realized investment losses1	-	-	-	387
Less: non-operating net other-than-temporary impairment losses	-	-	-	1,131
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(139)
Less: net loss attributable to noncontrolling interest	-	-	-	72
Pre-tax operating earnings (loss)	$ (240)	$ 142	$ 255	$ (127)

Assets as of year end	$ 42,508	$ 22,498	$ 20,360	$ 6,438	$ 91,804

__________

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                   Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2010 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 497	$ 584	$ 584
Obligations of states and political subdivisions	1,410	1,377	1,377
Debt securities issued by foreign governments	110	123	123
Public utilities	2,492	2,655	2,655
All other corporate	21,104	21,695	21,695
Total fixed maturity securities available-for-sale	$ 25,613	$ 26,434	$ 26,434
Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	$ 23	$ 24	$ 24
Industrial, miscellaneous and all other	3	4	4
Nonredeemable preferred stocks	13	14	14
Total equity securities available-for-sale	$ 39	$ 42	$ 42
Trading assets	49	45	45
Mortgage loans, net	6,211		6,125
Policy loans	1,088		1,088
Other long-term investments	513		513
Short-term investments, including amounts managed by a related party	1,062		1,062
Total investments	$ 34,575		$ 35,309

__________

1 Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 5 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                           Supplementary Insurance Information

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470
2008
Individual Investments	$ 1,883	$ 12,477			$ 120
Retirement Plans	290	11,498			-
Individual Protection	1,735	8,351			274
Corporate and Other	616	3,389			-
Total	$ 4,524	$ 35,715			$ 394

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697
2008
Individual Investments	$ 530	$ 758	$ 648	$ 197
Retirement Plans	651	436	41	153
Individual Protection	486	778	130	215
Corporate and Other	198	150	(127)	159
Total	$ 1,865	$ 2,122	$ 692	$ 724
________
1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                           Reinsurance

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2010

Life insurance in force	$ 208,920	$ 64,755	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ 88	$ 1	$ 483	0.2%
Accident and health insurance	238	241	4	1	NM
Total	$ 808	$ 329	$ 5	$ 484	1.0%

2009

Life insurance in force	$ 208,485	$ 76,136	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ 80	$ -	$ 469	-
Accident and health insurance	212	223	12	1	NM
Total	$ 761	$ 303	$ 12	$ 470	2.6%

2008

Life insurance in force	$ 208,071	$ 75,092	$ 12	$ 132,991	-

Premiums:
Life insurance 1	$ 477	$ 84	$ 1	$ 394	0.3%
Accident and health insurance	183	209	26	-	NM
Total	$ 660	$ 293	$ 27	$ 394	6.9%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                           Valuation and Qualifying Accounts

Years ended December 31, 2010, 2009 and 2008 (in millions)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2010
Valuation allowances - mortgage loans on real estate	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans on real estate	$ 42	$ 85	$ -	$ 50	$ 77

2008
Valuation allowances - mortgage loans on real estate	$ 25	$ 20	$ -	$ 3	$ 42

__________

1	Amounts represent transfers to real estate owned and recoveries.

partc.htm
PART C. OTHER INFORMATION

Item 24.                 Financial and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-II:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 20 10 .

Statement of Operations for the year
ended December 31, 20 10 .

Statements of Changes in Contract
Owners' Equity for the years
ended December 31, 20 10 and 200 9 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of Operations for the
years ended December 31, 20 10 , 200 9 and
200 8 .

Consolidated Balance Sheets as of December
31, 20 10 and 200 9 .

Consolidated Statements of Changes in Equity
 as of December 31, 20 10 , 200 9 and 200 8 .

Consolidated Statements of Cash Flows for
the years ended December 31, 20 10 , 200 9
and 200 8 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on April 16, 2008, with Post-Effective No. 18 (File No. 333-103093) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on April 16, 2008, with Post-Effective No. 18 (File No. 333-103093) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously with initial Registration Statement on February 11, 2003 (SEC File No. 333-103093) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously with initial Registration Statement on February 11, 2003 (SEC File No. 333-103093) and hereby incorporated by reference.

(6)	Depositor's Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not Applicable

(8)
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2"

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"

(6)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"

(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"

(8)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003 as amended, under document "mfsfpa99h11.htm"

(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005 , as amended, under document "nwfpa99h12a.htm"

(10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and

                 Capital Research and Management Company, dated May 1, 200 7 , as amended, under document "nwfpa99h12b.htm"

(1 1 )
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"

(1 2 )	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"

(1 3 )
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"

(1 4 )
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(1 5 )
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm"

(1 6 )	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc., and Calvert Distributor, Inc. dated April 13, 2004, under document "blackrockfpa.htm"

(17)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed Inc. dated December 1, 2000, under document "waddellreedfpa.htm"

(18)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002. As amended, under document "pimcofpa.htm"

(19)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm"

(20)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation dated September 1, 1989, as amended, under document "vaneckfpa.htm"

(21)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc. dated November 15, 2004, as amended, under document "wellsfargofpa.htm"

The following Fund Participation Agreements were previously filed on October 26, 2010 with post-effective amendment number 2 1 of registration statement (333- 164886 ) under Exhibit 24(b), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(22)	Fund Participation Agreement with Unified Financial Sercurities and Huntington Asset Advisors, Inc. dated August13, 2010, under document "huntingtonfpa.htm"

(9)	Opinion of Counsel – Filed previously with initial Registration Statement on February 11, 2003 (SEC File No. 333-103093) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Administration	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing and Strategy Officer	Matthew Jauchius
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Corporate Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-P&C Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-President-NW Bank	J. Lynn Greenstein
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Mark A. Gaetano
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Guruprasad C. Vasudeva
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President and Treasurer	David LePaul
Senior Vice President-Controller	James D. Benson
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-NF Marketing	William J. Burke
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Gates, McDonald of Ohio, LLC *	Ohio		The company provides services to employers for managing workers' and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus , LLC	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment adviser to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.

Nationwide Better Health Holding Company , LLC (fka Nationwide Better Health Holding Company , Inc.)	Ohio		The company provides health management services.
Nationwide Better Health (Ohio), LLC (fka Nationwide Better Health, Inc.)	Ohio		The company provides population health management.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisers and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania		The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment adviser.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company's universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment adviser.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers' compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.                 Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 1, 201 1 was 33, 242 and 18, 305 respectively.

Item 28.                 Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Assistant Treasurer	Morgan J. Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 14th day of April, 2011.

NATIONWIDE VARIABLE ACCOUNT-II
                                                                                   (Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
                                                                                   (Depositor)

By /s/ TIMOTHY D. CRAWFORD
                                                                               Timothy D. Crawford
                                                                             Attorney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 14th  day of April, 2011.

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact